UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2024

Item 1.

Reports to Stockholders

Fidelity Freedom® Funds

Fidelity Freedom® Income Fund
Fidelity Freedom® 2005 Fund
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2060 Fund
Fidelity Freedom® 2065 Fund

Annual Report
March 31, 2024

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Income Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® Income Fund	5.85%	2.99%	3.28%
Class K	5.93%	3.05%	3.31%
Class K6	6.11%	3.12%	3.36%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® Income Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® Income Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Income Fund, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® 2005 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2005 Fund	5.97%	3.34%	3.81%
Class K	6.00%	3.39%	3.83%
Class K6	6.15%	3.45%	3.88%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2005 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2005 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2005 Fund, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® 2010 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2010 Fund	7.53%	4.21%	4.51%
Class K	7.64%	4.27%	4.55%
Class K6	7.90%	4.37%	4.61%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2010 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2010 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2010 Fund, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® 2015 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2015 Fund	9.37%	5.07%	5.20%
Class K	9.42%	5.15%	5.24%
Class K6	9.61%	5.25%	5.31%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2015 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2015 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2015 Fund, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® 2020 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2020 Fund	11.11%	5.88%	5.77%
Class K	11.26%	5.97%	5.82%
Class K6	11.49%	6.10%	5.91%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2020 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2020 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2020 Fund, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® 2025 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2025 Fund	12.80%	6.64%	6.30%
Class K	12.82%	6.72%	6.35%
Class K6	13.04%	6.85%	6.45%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2025 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2025 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2025 Fund, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® 2030 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2030 Fund	14.56%	7.58%	7.11%
Class K	14.58%	7.68%	7.18%
Class K6	14.82%	7.82%	7.28%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2030 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2030 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2030 Fund, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® 2035 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2035 Fund	17.48%	9.12%	8.08%
Class K	17.61%	9.23%	8.15%
Class K6	17.86%	9.39%	8.27%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2035 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2035 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2035 Fund, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® 2040 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2040 Fund	20.90%	10.34%	8.69%
Class K	20.94%	10.45%	8.77%
Class K6	21.22%	10.63%	8.88%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2040 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2040 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2040 Fund, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® 2045 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2045 Fund	21.94%	10.57%	8.80%
Class K	22.03%	10.67%	8.88%
Class K6	22.19%	10.84%	8.98%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2045 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2045 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2045 Fund, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® 2050 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2050 Fund	21.90%	10.56%	8.80%
Class K	22.08%	10.68%	8.88%
Class K6	22.20%	10.85%	8.98%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2050 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2050 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2050 Fund, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® 2055 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2055 Fund	21.87%	10.56%	8.80%
Class K	22.05%	10.67%	8.88%
Class K6	22.25%	10.84%	8.99%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2055 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2055 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2055 Fund, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® 2060 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Freedom® 2060 Fund	21.90%	10.54%	8.92%
Class K	21.98%	10.68%	9.00%
Class K6	22.23%	10.83%	9.12%

A   From August 5, 2014
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2060 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2060 Fund, the original class of the fund.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2060 Fund, a class of the fund, on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® 2065 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Life of Fund A
Fidelity Freedom® 2065 Fund	21.89%	10.38%
Class K	22.02%	10.51%
Class K6	22.20%	10.67%

A   From June 28, 2019
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2065 Fund, a class of the fund, on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending March 31, 2024, easing global monetary policies and a slowing in the pace of inflation contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty. U.S. large-cap stocks led strong performance among asset categories, driven by a narrow set of companies in the information technology and communication services sectors amid exuberance for generative artificial intelligence. Assets gained broadly in the final two months of 2023 and through the first quarter of 2024, as investor sentiment largely shifted to a view that policy interest rates had peaked in some countries after aggressive monetary tightening cycles by the U.S. Federal Reserve and other central banks.
International equities rose 13.45% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index, coming off a 9.78% advance in the final quarter of 2023. By region, Japan (+26%) led the way, whereas Asia Pacific ex Japan (+4%) and emerging markets (+9%) lagged by the widest margins. By sector, tech (+30%), energy and financials (+22% each), were top performers. Conversely, the consumer staples (-4%) and communication services (-3%) sectors lagged most.
U.S. stocks gained 29.35% the past 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. By sector, the communication services (+46%) and information technology (+45%) sectors led, while financials (+34%) and industrials (+30%) also outpaced the broader index. Conversely, utilities (0%) and consumer staples (+8%) lagged most. Growth stocks outpaced value, while larger-caps topped small-caps. Commodities returned 0.56%, according to the Bloomberg Commodity Index Total Return.
U.S. taxable investment-grade bonds gained 1.70% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, as the Federal Reserve slowed the pace of, and eventually paused, interest rate increases. Since March 2022, the Fed has hiked its benchmark interest rate 11 times, by 5.25 percentage points, while allowing up to billions in bonds to mature each month. Short-term U.S. Treasurys (+5.29%), topped investment-grade corporate bonds (+4.15%), while commercial mortgage-backed securities gained 4.42% and agencies rose 3.06%. Outside the Bloomberg index, leveraged loans (+12.85%), U.S. high-yield bonds (+11.06%) and emerging-markets debt (+10.45%) had strong gains, whereas Treasury Inflation-Protected Securities (0.45%) were roughly flat.
Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:
For the fiscal year ending March 31, 2024, the shares of each Fidelity Freedom® Fund posted a return ranging from 5.85% for Fidelity Freedom® Income Fund to 21.94% for Fidelity Freedom® 2045 Fund. The Funds had mixed returns versus their Composite indexes the past 12 months, with the shorter-dated Funds underperforming and the longer-dated Funds outperforming. Security selection among the underlying investment portfolios contributed to the Funds' relative performance, whereas active asset allocation detracted. More specifically, investments in underlying U.S. equity funds added relative value, especially Fidelity® Series Opportunistic Insights Fund (+44.95%) and Fidelity® Series Growth Company Fund (+46.75%), each of which notably outpaced its benchmark for the 12 months. Our investments in non-U.S. equity funds also contributed to the Funds' relative results. In particular, Fidelity® Series Emerging Markets Opportunities Fund (+11.53%) topped the 8.18% result of its benchmark, the MSCI Emerging Markets (Net MA) Index. In addition, Fidelity® Series International Growth Fund (+19.50%) topped its benchmark, the MSCI EAFE Growth Index (+13.42%). Conversely, an investment in Fidelity® Series Value Discovery Fund (+16.10%) detracted, given the U.S. equity fund trailed the 20.18% result of its benchmark, the Russell 3000® Value Index. In terms of active asset allocation, underweighting U.S. equities held back the Funds' performance relative to Composites, as this asset class outperformed several others in which the Funds invest. Overweight allocations to U.S. investment-grade bonds and long-term U.S. Treasury bonds also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Income Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	38.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Money Market Fund 5.4%	8.0
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Short-Term Credit Fund	2.0
Fidelity Series International Value Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series International Growth Fund	1.9
85.5

Asset Allocation (% of Fund's net assets)

Futures - 4.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% 4/25/24 (b) (Cost $3,348,334)	3,360,000	3,348,225

Domestic Equity Funds - 9.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	555,176	6,551,072
Fidelity Series Blue Chip Growth Fund (c)	1,010,380	18,257,568
Fidelity Series Commodity Strategy Fund (c)	146,633	13,870,055
Fidelity Series Growth Company Fund (c)	1,514,527	34,137,435
Fidelity Series Intrinsic Opportunities Fund (c)	532,298	6,334,345
Fidelity Series Large Cap Stock Fund (c)	1,467,259	32,132,965
Fidelity Series Large Cap Value Index Fund (c)	625,575	10,015,460
Fidelity Series Opportunistic Insights Fund (c)	908,579	20,315,830
Fidelity Series Small Cap Core Fund (c)	61,282	723,127
Fidelity Series Small Cap Discovery Fund (c)	213,461	2,710,952
Fidelity Series Small Cap Opportunities Fund (c)	612,886	9,371,026
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,600,262	22,467,682
Fidelity Series Value Discovery Fund (c)	1,269,056	20,089,162
TOTAL DOMESTIC EQUITY FUNDS (Cost $136,249,764)		196,976,679

International Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	900,009	13,788,134
Fidelity Series Emerging Markets Fund (c)	2,590,478	22,692,589
Fidelity Series Emerging Markets Opportunities Fund (c)	5,105,597	91,083,847
Fidelity Series International Growth Fund (c)	2,091,405	38,941,967
Fidelity Series International Small Cap Fund (c)	1,784,304	31,243,162
Fidelity Series International Value Fund (c)	3,107,799	39,127,191
Fidelity Series Overseas Fund (c)	2,775,119	39,045,927
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $197,541,017)		275,922,817

Bond Funds - 67.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	43,762,396	417,930,885
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	135,964	1,033,326
Fidelity Series Emerging Markets Debt Fund (c)	1,394,965	10,964,427
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	394,577	3,547,246
Fidelity Series Floating Rate High Income Fund (c)	186,149	1,684,651
Fidelity Series High Income Fund (c)	1,339,049	11,328,355
Fidelity Series International Credit Fund (c)	245,421	2,002,635
Fidelity Series International Developed Markets Bond Index Fund (c)	9,211,901	80,419,898
Fidelity Series Investment Grade Bond Fund (c)	80,902,868	804,983,532
Fidelity Series Long-Term Treasury Bond Index Fund (c)	12,368,245	69,633,219
Fidelity Series Real Estate Income Fund (c)	210,681	2,039,392
TOTAL BOND FUNDS (Cost $1,520,186,056)		1,405,567,566

Short-Term Funds - 10.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	2,980,804	2,981,401
Fidelity Series Government Money Market Fund 5.4% (c)(e)	167,620,084	167,620,084
Fidelity Series Short-Term Credit Fund (c)	4,319,667	42,548,718
TOTAL SHORT-TERM FUNDS (Cost $213,491,398)		213,150,203

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,070,816,569)	2,094,965,490
NET OTHER ASSETS (LIABILITIES) - 0.0%	(880,470)
NET ASSETS - 100.0%	2,094,085,020

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	697	Jun 2024	77,225,422	387,935	387,935
CBOT 5-Year U.S. Treasury Note Contracts (United States)	390	Jun 2024	41,736,094	119,841	119,841
CBOT Long Term U.S. Treasury Bond Contracts (United States)	36	Jun 2024	4,335,750	84,857	84,857

TOTAL PURCHASED					592,633

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	39	Jun 2024	10,351,575	(25,512)	(25,512)
ICE E-mini MSCI EAFE Index Contracts (United States)	44	Jun 2024	5,185,620	(38,819)	(38,819)
ICE MSCI Emerging Markets Index Contracts (United States)	238	Jun 2024	12,483,100	819	819

TOTAL SOLD					(63,512)

TOTAL FUTURES CONTRACTS					529,121
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $153,831,492.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,879,872.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,800,418	49,304,850	50,123,867	204,169	-	-	2,981,401	0.0%
Total	3,800,418	49,304,850	50,123,867	204,169	-	-	2,981,401

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	465,390,616	43,641,828	93,668,482	10,583,280	(2,483,715)	5,050,638	417,930,885
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,116,196	76,847	1,048,736	59,255	(163,735)	52,754	1,033,326
Fidelity Series All-Sector Equity Fund	5,444,174	1,722,207	1,833,682	375,661	301,901	916,472	6,551,072
Fidelity Series Blue Chip Growth Fund	14,993,015	3,707,660	6,675,362	79,167	1,036,063	5,196,192	18,257,568
Fidelity Series Canada Fund	18,132,676	1,382,087	7,302,617	463,621	1,381,260	194,728	13,788,134
Fidelity Series Commodity Strategy Fund	16,198,478	2,078,470	3,725,397	659,886	(3,322,749)	2,641,253	13,870,055
Fidelity Series Emerging Markets Debt Fund	11,922,531	833,405	2,532,452	716,482	(509,691)	1,250,634	10,964,427
Fidelity Series Emerging Markets Debt Local Currency Fund	4,037,333	371,059	820,481	253,700	(57,629)	16,964	3,547,246
Fidelity Series Emerging Markets Fund	18,517,930	6,694,644	4,391,730	608,157	(343,478)	2,215,223	22,692,589
Fidelity Series Emerging Markets Opportunities Fund	117,889,559	3,771,006	39,163,847	2,807,785	1,960,739	6,626,390	91,083,847
Fidelity Series Floating Rate High Income Fund	1,775,333	255,820	381,108	169,650	(19,317)	53,923	1,684,651
Fidelity Series Government Money Market Fund 5.4%	208,666,965	30,369,127	71,416,008	10,381,650	-	-	167,620,084
Fidelity Series Growth Company Fund	27,969,830	8,976,125	12,851,146	808,241	674,838	9,367,788	34,137,435
Fidelity Series High Income Fund	12,349,881	858,518	2,260,744	752,783	(198,810)	579,510	11,328,355
Fidelity Series International Credit Fund	1,882,544	71,494	45,717	71,494	1,543	92,771	2,002,635
Fidelity Series International Developed Markets Bond Index Fund	91,090,765	4,533,392	15,383,578	3,326,514	(1,630,493)	1,809,812	80,419,898
Fidelity Series International Growth Fund	47,977,678	3,197,610	18,460,015	503,791	2,387,938	3,838,756	38,941,967
Fidelity Series International Small Cap Fund	13,098,586	21,779,085	8,783,231	1,185,299	1,009,051	4,139,671	31,243,162
Fidelity Series International Value Fund	47,013,923	2,686,624	17,410,850	1,254,414	3,026,579	3,810,915	39,127,191
Fidelity Series Intrinsic Opportunities Fund	4,270,898	3,593,922	1,819,564	1,109,930	16,230	272,859	6,334,345
Fidelity Series Investment Grade Bond Fund	914,675,633	62,522,209	158,933,597	35,357,466	(15,469,505)	2,188,792	804,983,532
Fidelity Series Large Cap Stock Fund	26,264,544	8,034,351	8,112,534	1,293,436	1,903,281	4,043,323	32,132,965
Fidelity Series Large Cap Value Index Fund	8,229,265	2,939,371	2,417,441	327,105	227,868	1,036,397	10,015,460
Fidelity Series Long-Term Treasury Bond Index Fund	87,746,461	13,592,532	24,051,999	2,610,895	(6,658,193)	(995,582)	69,633,219
Fidelity Series Opportunistic Insights Fund	16,668,950	3,275,007	5,641,969	159,317	395,650	5,618,192	20,315,830
Fidelity Series Overseas Fund	47,932,343	3,030,953	17,978,983	640,815	1,974,910	4,086,704	39,045,927
Fidelity Series Real Estate Income Fund	4,061,921	201,248	2,269,947	181,778	(104,153)	150,323	2,039,392
Fidelity Series Short-Term Credit Fund	48,485,565	1,819,365	8,662,851	1,388,786	(146,544)	1,053,183	42,548,718
Fidelity Series Small Cap Core Fund	-	711,950	21,577	722	1,249	31,505	723,127
Fidelity Series Small Cap Discovery Fund	2,402,570	773,587	950,453	67,745	89,677	395,571	2,710,952
Fidelity Series Small Cap Opportunities Fund	8,057,097	2,323,981	2,838,744	77,795	501,700	1,326,992	9,371,026
Fidelity Series Stock Selector Large Cap Value Fund	18,337,746	6,577,258	5,440,570	1,238,463	552,133	2,441,115	22,467,682
Fidelity Series Value Discovery Fund	16,360,058	6,039,346	4,063,241	824,899	161,087	1,591,912	20,089,162
	2,329,961,064	252,442,088	551,358,653	80,339,982	(13,504,315)	71,095,680	2,088,635,864

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,348,225	-	3,348,225	-

Domestic Equity Funds	196,976,679	196,976,679	-	-

International Equity Funds	275,922,817	275,922,817	-	-

Bond Funds	1,405,567,566	1,405,567,566	-	-

Short-Term Funds	213,150,203	213,150,203	-	-
Total Investments in Securities:	2,094,965,490	2,091,617,265	3,348,225	-
Derivative Instruments: Assets
Futures Contracts	593,452	593,452	-	-
Total Assets	593,452	593,452	-	-
Liabilities
Futures Contracts	(64,331)	(64,331)	-	-
Total Liabilities	(64,331)	(64,331)	-	-
Total Derivative Instruments:	529,121	529,121	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	819	(64,331)
Total Equity Risk	819	(64,331)
Interest Rate Risk
Futures Contracts (a)	592,633	0
Total Interest Rate Risk	592,633	0
Total Value of Derivatives	593,452	(64,331)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Income Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,348,334)	$3,348,225
Fidelity Central Funds (cost $2,981,401)	2,981,401
Other affiliated issuers (cost $2,064,486,834)	2,088,635,864

Total Investment in Securities (cost $2,070,816,569)		$2,094,965,490
Receivable for investments sold		12,718,612
Receivable for fund shares sold		3,646,131
Distributions receivable from Fidelity Central Funds		12,928
Total assets		2,111,343,161
Liabilities
Payable for investments purchased	$15,325,991
Payable for fund shares redeemed	1,054,283
Accrued management fee	742,438
Payable for daily variation margin on futures contracts	135,250
Other payables and accrued expenses	179
Total liabilities		17,258,141
Net Assets		$2,094,085,020
Net Assets consist of:
Paid in capital		$2,128,157,864
Total accumulated earnings (loss)		(34,072,844)
Net Assets		$2,094,085,020

Net Asset Value and Maximum Offering Price
Fidelity Freedom Income Fund :
Net Asset Value, offering price and redemption price per share ($1,265,923,194 ÷ 119,887,816 shares)		$10.56
Class K :
Net Asset Value, offering price and redemption price per share ($568,758,380 ÷ 53,966,103 shares)		$10.54
Class K6 :
Net Asset Value, offering price and redemption price per share ($259,403,446 ÷ 24,637,499 shares)		$10.53
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$75,460,698
Interest		189,399
Income from Fidelity Central Funds		204,169
Total income		75,854,266
Expenses
Management fee	$9,304,604
Independent trustees' fees and expenses	7,095
Miscellaneous	27,319
Total expenses before reductions	9,339,018
Expense reductions	(66)
Total expenses after reductions		9,338,952
Net Investment income (loss)		66,515,314
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	13
Redemptions in-kind	2,214,942
Affiliated issuers	(15,719,257)
Futures contracts	(8,230,627)
Capital gain distributions from underlying funds:
Affiliated issuers	4,879,284
Total net realized gain (loss)		(16,855,645)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(552)
Affiliated issuers	71,095,680
Futures contracts	1,102,714
Total change in net unrealized appreciation (depreciation)		72,197,842
Net gain (loss)		55,342,197
Net increase (decrease) in net assets resulting from operations		$121,857,511
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,515,314	$88,153,005
Net realized gain (loss)	(16,855,645)	(36,353,494)
Change in net unrealized appreciation (depreciation)	72,197,842	(182,342,676)
Net increase (decrease) in net assets resulting from operations	121,857,511	(130,543,165)
Distributions to shareholders	(66,332,172)	(146,804,362)

Share transactions - net increase (decrease)	(298,820,993)	(291,659,008)
Total increase (decrease) in net assets	(243,295,654)	(569,006,535)

Net Assets
Beginning of period	2,337,380,674	2,906,387,209
End of period	$2,094,085,020	$2,337,380,674

Financial Highlights
Fidelity Freedom® Income Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$11.37	$12.16	$11.15	$11.44
Income from Investment Operations
Net investment income (loss) A,B	.31	.36	.28	.13	.22
Net realized and unrealized gain (loss)	.28	(.85)	(.35)	1.40	(.09)
Total from investment operations	.59	(.49)	(.07)	1.53	.13
Distributions from net investment income	(.31)	(.36)	(.29)	(.13)	(.23)
Distributions from net realized gain	-	(.24)	(.44)	(.39)	(.20)
Total distributions	(.31)	(.60)	(.72) C	(.52)	(.42) C
Net asset value, end of period	$10.56	$10.28	$11.37	$12.16	$11.15
Total Return D	5.85%	(4.18)%	(.76)%	13.92%	1.05%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.46% G	.46% G	.47%	.47%
Expenses net of fee waivers, if any	.47%	.46% G	.46% G	.47%	.47%
Expenses net of all reductions	.47%	.46% G	.46% G	.47%	.47%
Net investment income (loss)	3.01%	3.48%	2.34%	1.05%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$1,265,923	$1,517,912	$1,851,042	$2,031,257	$1,839,153
Portfolio turnover rate H	12 % I	19% I	36%	21%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® Income Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$11.35	$12.14	$11.13	$11.42
Income from Investment Operations
Net investment income (loss) A,B	.31	.37	.29	.13	.23
Net realized and unrealized gain (loss)	.29	(.86)	(.35)	1.41	(.09)
Total from investment operations	.60	(.49)	(.06)	1.54	.14
Distributions from net investment income	(.32)	(.36)	(.29)	(.14)	(.23)
Distributions from net realized gain	-	(.24)	(.44)	(.39)	(.20)
Total distributions	(.32)	(.60)	(.73)	(.53)	(.43)
Net asset value, end of period	$10.54	$10.26	$11.35	$12.14	$11.13
Total Return C	5.93%	(4.16)%	(.72)%	14.02%	1.12%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.42%	.41% F	.41% F	.41%	.41%
Expenses net of fee waivers, if any	.42%	.41% F	.41% F	.41%	.41%
Expenses net of all reductions	.42%	.41% F	.41% F	.41%	.41%
Net investment income (loss)	3.06%	3.53%	2.39%	1.10%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$568,758	$564,148	$780,949	$1,043,133	$1,048,404
Portfolio turnover rate G	12 % H	19% H	36%	21%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® Income Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.25	$11.34	$12.13	$11.13	$11.42
Income from Investment Operations
Net investment income (loss) A,B	.33	.37	.29	.14	.23
Net realized and unrealized gain (loss)	.28	(.85)	(.34)	1.40	(.08)
Total from investment operations	.61	(.48)	(.05)	1.54	.15
Distributions from net investment income	(.33)	(.37)	(.30)	(.15)	(.24)
Distributions from net realized gain	-	(.24)	(.44)	(.39)	(.20)
Total distributions	(.33)	(.61)	(.74)	(.54)	(.44)
Net asset value, end of period	$10.53	$10.25	$11.34	$12.13	$11.13
Total Return C	6.11%	(4.09)%	(.64)%	13.97%	1.18%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.24%	.36% F	.37%	.37%	.37%
Expenses net of fee waivers, if any	.24%	.36% F	.37%	.37%	.37%
Expenses net of all reductions	.24%	.36% F	.37%	.37%	.37%
Net investment income (loss)	3.23%	3.58%	2.44%	1.15%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$259,403	$255,321	$274,397	$243,781	$199,750
Portfolio turnover rate G	12 % H	19% H	36%	21%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2005 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	38.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Money Market Fund 5.4%	8.2
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Series International Value Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series International Growth Fund	1.9
85.6

Asset Allocation (% of Fund's net assets)

Futures - 4.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% 4/25/24 (b) (Cost $1,076,250)	1,080,000	1,076,215

Domestic Equity Funds - 9.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	169,230	1,996,910
Fidelity Series Blue Chip Growth Fund (c)	308,148	5,568,241
Fidelity Series Commodity Strategy Fund (c)	44,671	4,225,443
Fidelity Series Growth Company Fund (c)	461,972	10,412,853
Fidelity Series Intrinsic Opportunities Fund (c)	162,250	1,930,777
Fidelity Series Large Cap Stock Fund (c)	447,550	9,801,353
Fidelity Series Large Cap Value Index Fund (c)	190,746	3,053,846
Fidelity Series Opportunistic Insights Fund (c)	277,110	6,196,183
Fidelity Series Small Cap Core Fund (c)	18,864	222,591
Fidelity Series Small Cap Discovery Fund (c)	64,993	825,405
Fidelity Series Small Cap Opportunities Fund (c)	186,869	2,857,234
Fidelity Series Stock Selector Large Cap Value Fund (c)	488,088	6,852,757
Fidelity Series Value Discovery Fund (c)	387,056	6,127,100
TOTAL DOMESTIC EQUITY FUNDS (Cost $40,744,457)		60,070,693

International Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	274,570	4,206,410
Fidelity Series Emerging Markets Fund (c)	790,229	6,922,403
Fidelity Series Emerging Markets Opportunities Fund (c)	1,557,491	27,785,643
Fidelity Series International Growth Fund (c)	638,022	11,879,968
Fidelity Series International Small Cap Fund (c)	544,309	9,530,845
Fidelity Series International Value Fund (c)	948,105	11,936,644
Fidelity Series Overseas Fund (c)	846,608	11,911,778
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $60,481,373)		84,173,691

Bond Funds - 67.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	13,348,146	127,474,799
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	41,606	316,208
Fidelity Series Emerging Markets Debt Fund (c)	425,276	3,342,672
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	120,623	1,084,402
Fidelity Series Floating Rate High Income Fund (c)	52,881	478,577
Fidelity Series High Income Fund (c)	408,497	3,455,888
Fidelity Series International Credit Fund (c)	67,055	547,171
Fidelity Series International Developed Markets Bond Index Fund (c)	2,815,428	24,578,687
Fidelity Series Investment Grade Bond Fund (c)	24,678,873	245,554,782
Fidelity Series Long-Term Treasury Bond Index Fund (c)	3,772,878	21,241,303
Fidelity Series Real Estate Income Fund (c)	64,265	622,081
TOTAL BOND FUNDS (Cost $477,708,815)		428,696,570

Short-Term Funds - 10.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	966,286	966,479
Fidelity Series Government Money Market Fund 5.4% (c)(e)	52,075,039	52,075,039
Fidelity Series Short-Term Credit Fund (c)	1,221,651	12,033,260
TOTAL SHORT-TERM FUNDS (Cost $65,164,197)		65,074,778

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $645,175,092)	639,091,947
NET OTHER ASSETS (LIABILITIES) - 0.0%	(261,379)
NET ASSETS - 100.0%	638,830,568

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	213	Jun 2024	23,599,734	119,456	119,456
CBOT 5-Year U.S. Treasury Note Contracts (United States)	119	Jun 2024	12,734,859	36,567	36,567
CBOT Long Term U.S. Treasury Bond Contracts (United States)	11	Jun 2024	1,324,813	25,929	25,929

TOTAL PURCHASED					181,952

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	12	Jun 2024	3,185,100	(4,633)	(4,633)
ICE E-mini MSCI EAFE Index Contracts (United States)	13	Jun 2024	1,532,115	(11,502)	(11,502)
ICE MSCI Emerging Markets Index Contracts (United States)	73	Jun 2024	3,828,850	251	251

TOTAL SOLD					(15,884)

TOTAL FUTURES CONTRACTS					166,068
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $48,273,056.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $881,898.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,183,898	15,219,344	15,436,763	64,966	-	-	966,479	0.0%
Total	1,183,898	15,219,344	15,436,763	64,966	-	-	966,479

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	141,891,946	19,655,102	34,873,735	3,268,824	(949,977)	1,751,463	127,474,799
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,657,786	59,551	2,302,721	22,426	(363,549)	265,141	316,208
Fidelity Series All-Sector Equity Fund	1,878,112	528,673	799,957	116,086	48,023	342,059	1,996,910
Fidelity Series Blue Chip Growth Fund	5,230,420	1,126,854	2,782,263	25,149	474,370	1,518,860	5,568,241
Fidelity Series Canada Fund	5,897,691	542,362	2,729,041	143,475	603,011	(107,613)	4,206,410
Fidelity Series Commodity Strategy Fund	5,103,156	706,521	1,356,293	207,826	(1,110,784)	882,843	4,225,443
Fidelity Series Emerging Markets Debt Fund	3,753,273	339,827	976,197	224,907	(198,713)	424,482	3,342,672
Fidelity Series Emerging Markets Debt Local Currency Fund	1,270,568	138,342	311,516	78,701	(24,056)	11,064	1,084,402
Fidelity Series Emerging Markets Fund	5,826,551	2,100,446	1,555,074	188,202	(124,451)	674,931	6,922,403
Fidelity Series Emerging Markets Opportunities Fund	37,745,134	1,796,542	14,449,300	868,901	850,086	1,843,181	27,785,643
Fidelity Series Floating Rate High Income Fund	449,952	173,346	153,510	46,504	1,791	6,998	478,577
Fidelity Series Government Money Market Fund 5.4%	64,869,834	12,151,579	24,946,374	3,285,373	-	-	52,075,039
Fidelity Series Growth Company Fund	9,640,472	2,646,389	5,081,612	249,784	576,019	2,631,585	10,412,853
Fidelity Series High Income Fund	3,882,407	346,470	888,240	236,078	(79,305)	194,556	3,455,888
Fidelity Series International Credit Fund	512,623	19,484	10,695	19,485	377	25,382	547,171
Fidelity Series International Developed Markets Bond Index Fund	28,750,044	2,038,586	6,244,738	1,040,990	(676,124)	710,919	24,578,687
Fidelity Series International Growth Fund	15,582,703	1,182,680	6,808,240	155,919	1,721,808	201,017	11,879,968
Fidelity Series International Small Cap Fund	4,287,963	6,900,316	3,246,140	366,991	503,473	1,085,233	9,530,845
Fidelity Series International Value Fund	15,508,722	1,009,380	6,728,775	388,195	1,232,998	914,319	11,936,644
Fidelity Series Intrinsic Opportunities Fund	1,628,411	967,728	745,066	357,065	32,672	47,032	1,930,777
Fidelity Series Investment Grade Bond Fund	285,170,633	27,051,737	62,158,053	11,068,738	(6,429,136)	1,919,601	245,554,782
Fidelity Series Large Cap Stock Fund	8,927,107	2,529,776	3,532,513	410,572	893,470	983,513	9,801,353
Fidelity Series Large Cap Value Index Fund	2,798,423	869,522	1,009,534	101,215	193,335	202,100	3,053,846
Fidelity Series Long-Term Treasury Bond Index Fund	27,763,189	4,669,972	8,697,469	820,735	(2,359,427)	(134,962)	21,241,303
Fidelity Series Opportunistic Insights Fund	5,699,223	1,057,360	2,468,360	49,304	309,003	1,598,957	6,196,183
Fidelity Series Overseas Fund	15,568,501	1,104,484	6,637,392	198,321	1,270,431	605,754	11,911,778
Fidelity Series Real Estate Income Fund	1,286,430	93,459	774,012	55,900	(32,480)	48,684	622,081
Fidelity Series Short-Term Credit Fund	14,354,364	861,108	3,442,644	407,500	(58,600)	319,032	12,033,260
Fidelity Series Small Cap Core Fund	-	219,713	7,349	228	530	9,697	222,591
Fidelity Series Small Cap Discovery Fund	823,181	222,931	371,955	21,098	34,044	117,204	825,405
Fidelity Series Small Cap Opportunities Fund	2,739,910	698,728	1,151,420	24,574	206,573	363,443	2,857,234
Fidelity Series Stock Selector Large Cap Value Fund	6,233,629	2,000,616	2,324,140	382,738	318,790	623,862	6,852,757
Fidelity Series Value Discovery Fund	5,561,350	1,864,631	1,850,281	255,148	185,575	365,825	6,127,100
	733,293,708	97,674,215	211,414,609	25,086,952	(2,950,223)	20,446,162	637,049,253

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,076,215	-	1,076,215	-

Domestic Equity Funds	60,070,693	60,070,693	-	-

International Equity Funds	84,173,691	84,173,691	-	-

Bond Funds	428,696,570	428,696,570	-	-

Short-Term Funds	65,074,778	65,074,778	-	-
Total Investments in Securities:	639,091,947	638,015,732	1,076,215	-
Derivative Instruments: Assets
Futures Contracts	182,203	182,203	-	-
Total Assets	182,203	182,203	-	-
Liabilities
Futures Contracts	(16,135)	(16,135)	-	-
Total Liabilities	(16,135)	(16,135)	-	-
Total Derivative Instruments:	166,068	166,068	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	251	(16,135)
Total Equity Risk	251	(16,135)
Interest Rate Risk
Futures Contracts (a)	181,952	0
Total Interest Rate Risk	181,952	0
Total Value of Derivatives	182,203	(16,135)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2005 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,076,250)	$1,076,215
Fidelity Central Funds (cost $966,479)	966,479
Other affiliated issuers (cost $643,132,363)	637,049,253

Total Investment in Securities (cost $645,175,092)		$639,091,947
Receivable for investments sold		4,179,707
Receivable for fund shares sold		255,309
Distributions receivable from Fidelity Central Funds		4,186
Total assets		643,531,149
Liabilities
Payable for investments purchased	$3,740,853
Payable for fund shares redeemed	692,910
Accrued management fee	225,121
Payable for daily variation margin on futures contracts	41,697
Total liabilities		4,700,581
Net Assets		$638,830,568
Net Assets consist of:
Paid in capital		$661,507,437
Total accumulated earnings (loss)		(22,676,869)
Net Assets		$638,830,568

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2005 Fund :
Net Asset Value, offering price and redemption price per share ($353,515,419 ÷ 31,660,484 shares)		$11.17
Class K :
Net Asset Value, offering price and redemption price per share ($191,908,574 ÷ 17,226,034 shares)		$11.14
Class K6 :
Net Asset Value, offering price and redemption price per share ($93,406,575 ÷ 8,411,445 shares)		$11.10
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$23,559,358
Interest		60,396
Income from Fidelity Central Funds		64,966
Total income		23,684,720
Expenses
Management fee	$2,877,764
Independent trustees' fees and expenses	2,232
Miscellaneous	6,984
Total expenses before reductions	2,886,980
Expense reductions	(72)
Total expenses after reductions		2,886,908
Net Investment income (loss)		20,797,812
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5
Redemptions in-kind	308,374
Affiliated issuers	(3,258,597)
Futures contracts	(2,628,081)
Capital gain distributions from underlying funds:
Affiliated issuers	1,527,594
Total net realized gain (loss)		(4,050,705)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(174)
Affiliated issuers	20,446,162
Futures contracts	375,742
Total change in net unrealized appreciation (depreciation)		20,821,730
Net gain (loss)		16,771,025
Net increase (decrease) in net assets resulting from operations		$37,568,837
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,797,812	$27,653,103
Net realized gain (loss)	(4,050,705)	(10,625,877)
Change in net unrealized appreciation (depreciation)	20,821,730	(60,941,499)
Net increase (decrease) in net assets resulting from operations	37,568,837	(43,914,273)
Distributions to shareholders	(19,848,337)	(48,203,554)

Share transactions - net increase (decrease)	(114,510,820)	(102,829,074)
Total increase (decrease) in net assets	(96,790,320)	(194,946,901)

Net Assets
Beginning of period	735,620,888	930,567,789
End of period	$638,830,568	$735,620,888

Financial Highlights
Fidelity Freedom® 2005 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.85	$12.07	$13.06	$11.68	$12.20
Income from Investment Operations
Net investment income (loss) A,B	.32	.38	.30	.14	.23
Net realized and unrealized gain (loss)	.32	(.93)	(.33)	1.81	(.19)
Total from investment operations	.64	(.55)	(.03)	1.95	.04
Distributions from net investment income	(.32)	(.37)	(.31)	(.15)	(.24)
Distributions from net realized gain	-	(.30)	(.64)	(.42)	(.31)
Total distributions	(.32)	(.67)	(.96) C	(.57)	(.56) C
Net asset value, end of period	$11.17	$10.85	$12.07	$13.06	$11.68
Total Return D	5.97%	(4.48)%	(.53)%	16.89%	.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.47%	.47%
Expenses net of all reductions	.47%	.47%	.47%	.47%	.47%
Net investment income (loss)	2.99%	3.45%	2.33%	1.07%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$353,515	$443,083	$549,383	$629,098	$530,872
Portfolio turnover rate G	14 % H	20% H	38%	27%	24%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2005 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$12.05	$13.04	$11.66	$12.18
Income from Investment Operations
Net investment income (loss) A,B	.33	.38	.31	.14	.24
Net realized and unrealized gain (loss)	.31	(.93)	(.34)	1.82	(.19)
Total from investment operations	.64	(.55)	(.03)	1.96	.05
Distributions from net investment income	(.33)	(.37)	(.32)	(.16)	(.25)
Distributions from net realized gain	-	(.30)	(.64)	(.42)	(.31)
Total distributions	(.33)	(.67)	(.96)	(.58)	(.57) C
Net asset value, end of period	$11.14	$10.83	$12.05	$13.04	$11.66
Total Return D	6.00%	(4.44)%	(.49)%	16.99%	.18%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42%	.42%	.41%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.41%	.42%	.42%
Expenses net of all reductions	.42%	.42%	.41%	.42%	.42%
Net investment income (loss)	3.04%	3.50%	2.38%	1.12%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$191,909	$199,815	$283,366	$356,835	$338,902
Portfolio turnover rate G	14 % H	20% H	38%	27%	24%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2005 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$12.01	$13.01	$11.64	$12.17
Income from Investment Operations
Net investment income (loss) A,B	.35	.39	.31	.15	.25
Net realized and unrealized gain (loss)	.31	(.93)	(.34)	1.81	(.20)
Total from investment operations	.66	(.54)	(.03)	1.96	.05
Distributions from net investment income	(.35)	(.38)	(.33)	(.17)	(.27)
Distributions from net realized gain	-	(.30)	(.64)	(.42)	(.31)
Total distributions	(.35)	(.68)	(.97)	(.59)	(.58)
Net asset value, end of period	$11.10	$10.79	$12.01	$13.01	$11.64
Total Return C	6.15%	(4.38)%	(.48)%	17.02%	.22%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.24%	.36% F	.37%	.37%	.37%
Expenses net of fee waivers, if any	.24%	.36% F	.37%	.37%	.37%
Expenses net of all reductions	.24%	.36% F	.37%	.37%	.37%
Net investment income (loss)	3.21%	3.55%	2.43%	1.17%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$93,407	$92,722	$97,818	$92,336	$68,546
Portfolio turnover rate G	14 % H	20% H	38%	27%	24%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2010 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	35.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.9
Fidelity Series Government Money Market Fund 5.4%	6.4
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
Fidelity Series International Value Fund	2.6
Fidelity Series Overseas Fund	2.5
Fidelity Series International Growth Fund	2.5
Fidelity Series Growth Company Fund	2.5
79.0

Asset Allocation (% of Fund's net assets)

Futures - 4.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% 4/25/24 (b) (Cost $5,580,557)	5,600,000	5,580,374

Domestic Equity Funds - 14.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	1,444,946	17,050,359
Fidelity Series Blue Chip Growth Fund (c)	2,623,817	47,412,366
Fidelity Series Commodity Strategy Fund (c)	242,548	22,942,578
Fidelity Series Growth Company Fund (c)	3,930,777	88,599,721
Fidelity Series Intrinsic Opportunities Fund (c)	1,402,880	16,694,268
Fidelity Series Large Cap Stock Fund (c)	3,817,783	83,609,448
Fidelity Series Large Cap Value Index Fund (c)	1,638,858	26,238,121
Fidelity Series Opportunistic Insights Fund (c)	2,359,145	52,750,485
Fidelity Series Small Cap Core Fund (c)	168,211	1,984,885
Fidelity Series Small Cap Discovery Fund (c)	564,958	7,174,961
Fidelity Series Small Cap Opportunities Fund (c)	1,599,902	24,462,508
Fidelity Series Stock Selector Large Cap Value Fund (c)	4,169,855	58,544,758
Fidelity Series Value Discovery Fund (c)	3,295,676	52,170,550
TOTAL DOMESTIC EQUITY FUNDS (Cost $308,086,124)		499,635,008

International Equity Funds - 16.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,070,601	31,721,603
Fidelity Series Emerging Markets Fund (c)	5,066,423	44,381,869
Fidelity Series Emerging Markets Opportunities Fund (c)	9,985,614	178,143,358
Fidelity Series International Growth Fund (c)	4,810,759	89,576,341
Fidelity Series International Small Cap Fund (c)	3,007,869	52,667,778
Fidelity Series International Value Fund (c)	7,149,122	90,007,442
Fidelity Series Overseas Fund (c)	6,383,654	89,818,009
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $404,722,530)		576,316,400

Bond Funds - 61.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	55,138,809	526,575,622
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	11,167,773	84,875,073
Fidelity Series Emerging Markets Debt Fund (c)	2,344,378	18,426,814
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	661,642	5,948,163
Fidelity Series Floating Rate High Income Fund (c)	310,239	2,807,661
Fidelity Series High Income Fund (c)	2,225,900	18,831,117
Fidelity Series International Credit Fund (c)	456,689	3,726,585
Fidelity Series International Developed Markets Bond Index Fund (c)	15,497,172	135,290,313
Fidelity Series Investment Grade Bond Fund (c)	125,024,009	1,243,988,890
Fidelity Series Long-Term Treasury Bond Index Fund (c)	22,167,868	124,805,096
Fidelity Series Real Estate Income Fund (c)	355,155	3,437,905
TOTAL BOND FUNDS (Cost $2,434,085,523)		2,168,713,239

Short-Term Funds - 8.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	5,131,318	5,132,344
Fidelity Series Government Money Market Fund 5.4% (c)(e)	227,060,493	227,060,493
Fidelity Series Short-Term Credit Fund (c)	4,969,055	48,945,195
TOTAL SHORT-TERM FUNDS (Cost $281,503,406)		281,138,032

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,433,978,140)	3,531,383,053
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,599,050)
NET ASSETS - 100.0%	3,529,784,003

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,177	Jun 2024	130,407,922	654,613	654,613
CBOT 5-Year U.S. Treasury Note Contracts (United States)	658	Jun 2024	70,416,281	202,194	202,194
CBOT Long Term U.S. Treasury Bond Contracts (United States)	62	Jun 2024	7,467,125	146,143	146,143

TOTAL PURCHASED					1,002,950

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	68	Jun 2024	18,048,900	(86,087)	(86,087)
ICE E-mini MSCI EAFE Index Contracts (United States)	72	Jun 2024	8,485,560	(74,849)	(74,849)
ICE MSCI Emerging Markets Index Contracts (United States)	400	Jun 2024	20,980,000	1,376	1,376

TOTAL SOLD					(159,560)

TOTAL FUTURES CONTRACTS					843,390
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $258,290,207.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,952,582.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,244,165	82,479,529	83,591,350	344,470	56	(56)	5,132,344	0.0%
Total	6,244,165	82,479,529	83,591,350	344,470	56	(56)	5,132,344

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	528,693,486	96,170,589	101,507,104	12,899,382	(2,185,802)	5,404,453	526,575,622
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	114,908,318	3,510,557	27,124,267	3,118,722	(7,381,933)	962,398	84,875,073
Fidelity Series All-Sector Equity Fund	17,219,403	2,256,700	6,062,445	1,084,302	37,244	3,599,457	17,050,359
Fidelity Series Blue Chip Growth Fund	47,342,695	3,198,405	21,696,324	241,953	3,758,989	14,808,601	47,412,366
Fidelity Series Canada Fund	41,177,894	2,735,768	15,979,158	1,091,756	3,671,256	115,843	31,721,603
Fidelity Series Commodity Strategy Fund	26,653,551	3,369,716	5,906,164	1,104,104	(5,519,620)	4,345,095	22,942,578
Fidelity Series Emerging Markets Debt Fund	19,684,439	1,393,188	3,889,707	1,198,064	(849,413)	2,088,307	18,426,814
Fidelity Series Emerging Markets Debt Local Currency Fund	6,664,282	595,580	1,239,055	426,648	(98,763)	26,119	5,948,163
Fidelity Series Emerging Markets Fund	35,093,093	14,073,284	8,303,050	1,184,081	(748,996)	4,267,538	44,381,869
Fidelity Series Emerging Markets Opportunities Fund	231,554,078	6,055,835	76,220,675	5,467,913	5,937,447	10,816,673	178,143,358
Fidelity Series Floating Rate High Income Fund	3,057,561	303,411	613,168	288,879	(36,596)	96,453	2,807,661
Fidelity Series Government Money Market Fund 5.4%	264,841,852	59,408,685	97,190,044	13,853,725	-	-	227,060,493
Fidelity Series Growth Company Fund	88,280,144	9,910,342	39,259,209	2,426,709	3,337,409	26,331,035	88,599,721
Fidelity Series High Income Fund	20,230,146	1,323,171	3,354,489	1,244,776	(313,887)	946,176	18,831,117
Fidelity Series International Credit Fund	3,464,558	131,996	45,232	131,995	1,755	173,508	3,726,585
Fidelity Series International Developed Markets Bond Index Fund	150,191,540	9,038,501	24,276,289	5,526,404	(2,812,629)	3,149,190	135,290,313
Fidelity Series International Growth Fund	108,802,506	5,475,553	39,554,806	1,186,471	13,181,371	1,671,717	89,576,341
Fidelity Series International Small Cap Fund	29,862,713	30,257,491	15,409,405	1,968,260	2,825,557	5,131,422	52,667,778
Fidelity Series International Value Fund	108,360,324	4,768,267	39,195,868	2,954,123	7,966,304	8,108,415	90,007,442
Fidelity Series Intrinsic Opportunities Fund	15,926,539	6,243,008	6,129,002	3,418,883	389,284	264,439	16,694,268
Fidelity Series Investment Grade Bond Fund	1,358,530,574	119,409,096	213,806,529	53,559,264	(20,563,742)	419,491	1,243,988,890
Fidelity Series Large Cap Stock Fund	82,868,143	11,348,500	27,812,530	3,953,129	9,290,058	7,915,277	83,609,448
Fidelity Series Large Cap Value Index Fund	25,977,294	4,478,197	7,835,305	976,805	1,518,709	2,099,226	26,238,121
Fidelity Series Long-Term Treasury Bond Index Fund	154,959,806	22,957,517	39,358,141	4,642,527	(12,823,721)	(930,365)	124,805,096
Fidelity Series Opportunistic Insights Fund	52,621,308	1,935,153	19,591,087	478,316	1,841,417	15,943,694	52,750,485
Fidelity Series Overseas Fund	108,700,949	4,936,483	38,269,236	1,509,151	6,897,938	7,551,875	89,818,009
Fidelity Series Real Estate Income Fund	6,752,495	561,023	3,989,448	287,441	(168,120)	281,955	3,437,905
Fidelity Series Short-Term Credit Fund	53,566,356	4,882,876	10,503,653	1,533,633	(203,713)	1,203,329	48,945,195
Fidelity Series Small Cap Core Fund	-	1,934,067	51,650	2,393	4,664	97,804	1,984,885
Fidelity Series Small Cap Discovery Fund	7,577,910	1,198,311	3,029,526	204,096	245,250	1,183,016	7,174,961
Fidelity Series Small Cap Opportunities Fund	25,432,828	2,670,491	8,934,185	236,696	2,049,433	3,243,941	24,462,508
Fidelity Series Stock Selector Large Cap Value Fund	57,864,714	10,337,889	18,340,181	3,564,461	2,476,568	6,205,768	58,544,758
Fidelity Series Value Discovery Fund	51,628,462	9,448,500	13,878,781	2,439,252	557,167	4,415,202	52,170,550
	3,848,489,961	456,318,150	938,355,713	134,204,314	12,280,885	141,937,052	3,520,670,335

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	5,580,374	-	5,580,374	-

Domestic Equity Funds	499,635,008	499,635,008	-	-

International Equity Funds	576,316,400	576,316,400	-	-

Bond Funds	2,168,713,239	2,168,713,239	-	-

Short-Term Funds	281,138,032	281,138,032	-	-
Total Investments in Securities:	3,531,383,053	3,525,802,679	5,580,374	-
Derivative Instruments: Assets
Futures Contracts	1,004,326	1,004,326	-	-
Total Assets	1,004,326	1,004,326	-	-
Liabilities
Futures Contracts	(160,936)	(160,936)	-	-
Total Liabilities	(160,936)	(160,936)	-	-
Total Derivative Instruments:	843,390	843,390	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,376	(160,936)
Total Equity Risk	1,376	(160,936)
Interest Rate Risk
Futures Contracts (a)	1,002,950	0
Total Interest Rate Risk	1,002,950	0
Total Value of Derivatives	1,004,326	(160,936)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2010 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,580,557)	$5,580,374
Fidelity Central Funds (cost $5,132,312)	5,132,344
Other affiliated issuers (cost $3,423,265,271)	3,520,670,335

Total Investment in Securities (cost $3,433,978,140)		$3,531,383,053
Receivable for investments sold		25,339,622
Receivable for fund shares sold		1,254,894
Distributions receivable from Fidelity Central Funds		22,615
Other receivables		6
Total assets		3,558,000,190
Liabilities
Payable for investments purchased	$23,738,110
Payable for fund shares redeemed	2,917,669
Accrued management fee	1,330,380
Payable for daily variation margin on futures contracts	229,497
Other payables and accrued expenses	531
Total liabilities		28,216,187
Net Assets		$3,529,784,003
Net Assets consist of:
Paid in capital		$3,448,160,432
Total accumulated earnings (loss)		81,623,571
Net Assets		$3,529,784,003

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2010 Fund :
Net Asset Value, offering price and redemption price per share ($2,418,308,054 ÷ 173,817,413 shares)		$13.91
Class K :
Net Asset Value, offering price and redemption price per share ($806,533,240 ÷ 58,009,577 shares)		$13.90
Class K6 :
Net Asset Value, offering price and redemption price per share ($304,942,709 ÷ 22,040,585 shares)		$13.84
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$120,278,589
Interest		314,847
Income from Fidelity Central Funds		344,470
Total income		120,937,906
Expenses
Management fee	$16,473,918
Independent trustees' fees and expenses	11,824
Miscellaneous	27,294
Total expenses before reductions	16,513,036
Expense reductions	(31)
Total expenses after reductions		16,513,005
Net Investment income (loss)		104,424,901
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	331
Redemptions in-kind	2,403,980
Fidelity Central Funds	56
Other affiliated issuers	9,876,905
Futures contracts	(13,405,212)
Capital gain distributions from underlying funds:
Affiliated issuers	13,925,725
Total net realized gain (loss)		12,801,785
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(947)
Fidelity Central Funds	(56)
Other affiliated issuers	141,937,052
Futures contracts	1,866,934
Total change in net unrealized appreciation (depreciation)		143,802,983
Net gain (loss)		156,604,768
Net increase (decrease) in net assets resulting from operations		$261,029,669
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,424,901	$136,408,645
Net realized gain (loss)	12,801,785	(20,259,714)
Change in net unrealized appreciation (depreciation)	143,802,983	(374,624,901)
Net increase (decrease) in net assets resulting from operations	261,029,669	(258,475,970)
Distributions to shareholders	(99,335,225)	(283,637,328)

Share transactions - net increase (decrease)	(492,518,750)	(414,200,405)
Total increase (decrease) in net assets	(330,824,306)	(956,313,703)

Net Assets
Beginning of period	3,860,608,309	4,816,922,012
End of period	$3,529,784,003	$3,860,608,309

Financial Highlights
Fidelity Freedom® 2010 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.29	$14.98	$16.42	$14.31	$15.35
Income from Investment Operations
Net investment income (loss) A,B	.38	.44	.38	.17	.29
Net realized and unrealized gain (loss)	.61	(1.21)	(.35)	2.92	(.43)
Total from investment operations	.99	(.77)	.03	3.09	(.14)
Distributions from net investment income	(.37)	(.43)	(.39)	(.20)	(.31)
Distributions from net realized gain	-	(.50)	(1.07)	(.78)	(.60)
Total distributions	(.37)	(.92) C	(1.47) C	(.98)	(.90) C
Net asset value, end of period	$13.91	$13.29	$14.98	$16.42	$14.31
Total Return D	7.53%	(5.00)%	(.17)%	22.04%	(1.25)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48%	.49%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.48%	.49%	.50%	.51%	.52%
Expenses net of all reductions	.48%	.49%	.50%	.51%	.52%
Net investment income (loss)	2.83%	3.29%	2.32%	1.08%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$2,418,308	$2,793,349	$3,401,089	$3,814,845	$3,284,758
Portfolio turnover rate G	13 % H	20% H	34%	24%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2010 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.28	$14.98	$16.41	$14.30	$15.34
Income from Investment Operations
Net investment income (loss) A,B	.39	.45	.39	.18	.30
Net realized and unrealized gain (loss)	.62	(1.22)	(.35)	2.92	(.43)
Total from investment operations	1.01	(.77)	.04	3.10	(.13)
Distributions from net investment income	(.39)	(.43)	(.40)	(.20)	(.31)
Distributions from net realized gain	-	(.50)	(1.07)	(.78)	(.60)
Total distributions	(.39)	(.93)	(1.47)	(.99) C	(.91)
Net asset value, end of period	$13.90	$13.28	$14.98	$16.41	$14.30
Total Return D	7.64%	(5.03)%	(.07)%	22.11%	(1.21)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.43%	.44%	.44%	.45%	.45%
Expenses net of fee waivers, if any	.43%	.44%	.44%	.45%	.45%
Expenses net of all reductions	.43%	.44%	.44%	.45%	.45%
Net investment income (loss)	2.89%	3.34%	2.38%	1.14%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$806,533	$777,490	$1,085,375	$1,444,009	$1,431,597
Portfolio turnover rate G	13 % H	20% H	34%	24%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2010 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.21	$14.91	$16.35	$14.25	$15.30
Income from Investment Operations
Net investment income (loss) A,B	.41	.45	.39	.19	.30
Net realized and unrealized gain (loss)	.62	(1.21)	(.34)	2.91	(.42)
Total from investment operations	1.03	(.76)	.05	3.10	(.12)
Distributions from net investment income	(.40)	(.44)	(.42)	(.22)	(.34)
Distributions from net realized gain	-	(.50)	(1.07)	(.78)	(.60)
Total distributions	(.40)	(.94)	(1.49)	(1.00)	(.93) C
Net asset value, end of period	$13.84	$13.21	$14.91	$16.35	$14.25
Total Return D	7.90%	(4.97)%	(.02)%	22.23%	(1.14)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.38%	.38%	.38%	.39%
Expenses net of fee waivers, if any	.25%	.38%	.38%	.38%	.39%
Expenses net of all reductions	.25%	.38%	.38%	.38%	.39%
Net investment income (loss)	3.06%	3.40%	2.44%	1.20%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$304,943	$289,769	$330,459	$320,359	$257,400
Portfolio turnover rate G	13 % H	20% H	34%	24%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2015 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	31.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Government Money Market Fund 5.4%	4.1
Fidelity Series International Developed Markets Bond Index Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series Growth Company Fund	3.5
Fidelity Series International Value Fund	3.3
Fidelity Series Overseas Fund	3.3
73.7

Asset Allocation (% of Fund's net assets)

Futures - 4.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% 4/25/24 (b) (Cost $7,942,328)	7,970,000	7,942,069

Domestic Equity Funds - 19.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	2,997,688	35,372,713
Fidelity Series Blue Chip Growth Fund (c)	5,405,660	97,680,272
Fidelity Series Commodity Strategy Fund (c)	346,684	32,792,809
Fidelity Series Growth Company Fund (c)	8,075,715	182,026,606
Fidelity Series Intrinsic Opportunities Fund (c)	2,882,436	34,300,987
Fidelity Series Large Cap Stock Fund (c)	7,829,323	171,462,182
Fidelity Series Large Cap Value Index Fund (c)	3,365,108	53,875,375
Fidelity Series Opportunistic Insights Fund (c)	4,857,874	108,622,058
Fidelity Series Small Cap Core Fund (c)	376,086	4,437,810
Fidelity Series Small Cap Discovery Fund (c)	1,181,096	14,999,915
Fidelity Series Small Cap Opportunities Fund (c)	3,299,808	50,454,057
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,553,259	120,087,756
Fidelity Series Value Discovery Fund (c)	6,786,995	107,438,138
TOTAL DOMESTIC EQUITY FUNDS (Cost $603,486,534)		1,013,550,678

International Equity Funds - 20.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,955,093	60,592,022
Fidelity Series Emerging Markets Fund (c)	8,569,345	75,067,461
Fidelity Series Emerging Markets Opportunities Fund (c)	16,889,395	301,306,798
Fidelity Series International Growth Fund (c)	9,189,128	171,101,572
Fidelity Series International Small Cap Fund (c)	4,384,621	76,774,721
Fidelity Series International Value Fund (c)	13,655,651	171,924,648
Fidelity Series Overseas Fund (c)	12,193,535	171,563,031
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $720,594,634)		1,028,330,253

Bond Funds - 55.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	50,293,743	480,305,248
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	33,622,094	255,527,914
Fidelity Series Emerging Markets Debt Fund (c)	3,404,730	26,761,180
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	940,430	8,454,470
Fidelity Series Floating Rate High Income Fund (c)	468,291	4,238,037
Fidelity Series High Income Fund (c)	3,157,757	26,714,628
Fidelity Series International Credit Fund (c)	690,785	5,636,802
Fidelity Series International Developed Markets Bond Index Fund (c)	22,621,247	197,483,486
Fidelity Series Investment Grade Bond Fund (c)	163,817,669	1,629,985,802
Fidelity Series Long-Term Treasury Bond Index Fund (c)	34,511,542	194,299,981
Fidelity Series Real Estate Income Fund (c)	509,088	4,927,971
TOTAL BOND FUNDS (Cost $3,201,901,883)		2,834,335,519

Short-Term Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	7,981,533	7,983,129
Fidelity Series Government Money Market Fund 5.4% (c)(e)	213,421,937	213,421,937
Fidelity Series Short-Term Credit Fund (c)	4,239,240	41,756,514
TOTAL SHORT-TERM FUNDS (Cost $263,503,939)		263,161,580

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,797,429,318)	5,147,320,099
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,367,177)
NET ASSETS - 100.0%	5,144,952,922

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,716	Jun 2024	190,127,438	956,042	956,042
CBOT 5-Year U.S. Treasury Note Contracts (United States)	960	Jun 2024	102,735,000	294,994	294,994
CBOT Long Term U.S. Treasury Bond Contracts (United States)	90	Jun 2024	10,839,375	212,143	212,143

TOTAL PURCHASED					1,463,179

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	109	Jun 2024	28,931,325	(248,356)	(248,356)
ICE E-mini MSCI EAFE Index Contracts (United States)	103	Jun 2024	12,139,065	(115,205)	(115,205)
ICE MSCI Emerging Markets Index Contracts (United States)	581	Jun 2024	30,473,450	1,999	1,999

TOTAL SOLD					(361,562)

TOTAL FUTURES CONTRACTS					1,101,617
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,543,470.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,523,610	120,401,235	121,941,716	512,881	117	(117)	7,983,129	0.0%
Total	9,523,610	120,401,235	121,941,716	512,881	117	(117)	7,983,129

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	454,546,168	119,525,987	96,655,381	11,529,924	(1,749,221)	4,637,695	480,305,248
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	313,914,817	16,696,786	57,279,500	8,997,029	(11,796,631)	(6,007,558)	255,527,914
Fidelity Series All-Sector Equity Fund	36,169,610	3,737,617	12,241,234	2,320,054	373,546	7,333,174	35,372,713
Fidelity Series Blue Chip Growth Fund	99,595,344	4,345,131	45,634,476	518,829	8,451,103	30,923,170	97,680,272
Fidelity Series Canada Fund	75,168,840	4,455,072	26,267,800	2,088,883	6,249,034	986,876	60,592,022
Fidelity Series Commodity Strategy Fund	38,425,455	5,885,839	9,868,857	1,600,846	(8,700,679)	7,051,051	32,792,809
Fidelity Series Emerging Markets Debt Fund	28,539,701	2,071,721	5,634,284	1,740,768	(1,217,243)	3,001,285	26,761,180
Fidelity Series Emerging Markets Debt Local Currency Fund	9,673,978	794,036	1,907,425	620,062	(153,866)	47,747	8,454,470
Fidelity Series Emerging Markets Fund	56,772,418	25,930,353	13,334,974	1,990,489	(266,636)	5,966,300	75,067,461
Fidelity Series Emerging Markets Opportunities Fund	387,368,686	10,558,056	124,492,547	9,193,406	10,410,185	17,462,418	301,306,798
Fidelity Series Floating Rate High Income Fund	4,649,080	478,202	979,881	438,880	(61,838)	152,474	4,238,037
Fidelity Series Government Money Market Fund 5.4%	256,877,092	74,730,969	118,186,124	13,748,510	-	-	213,421,937
Fidelity Series Growth Company Fund	185,792,409	12,586,942	79,360,116	5,227,066	6,283,732	56,723,639	182,026,606
Fidelity Series High Income Fund	29,165,278	1,997,654	5,354,764	1,785,431	(517,715)	1,424,175	26,714,628
Fidelity Series International Credit Fund	5,266,725	200,492	95,998	200,491	3,798	261,785	5,636,802
Fidelity Series International Developed Markets Bond Index Fund	218,245,177	18,273,010	39,509,850	8,044,680	(3,878,612)	4,353,761	197,483,486
Fidelity Series International Growth Fund	198,618,481	9,899,199	66,150,935	2,269,983	22,481,530	6,253,297	171,101,572
Fidelity Series International Small Cap Fund	54,618,792	31,657,900	19,680,326	2,797,488	3,747,535	6,430,820	76,774,721
Fidelity Series International Value Fund	197,705,017	9,528,560	65,835,393	5,652,156	13,157,994	17,368,470	171,924,648
Fidelity Series Intrinsic Opportunities Fund	35,152,819	10,786,904	12,931,747	7,306,224	1,066,360	226,651	34,300,987
Fidelity Series Investment Grade Bond Fund	1,771,865,035	205,887,420	321,189,692	70,044,234	(23,476,470)	(3,100,491)	1,629,985,802
Fidelity Series Large Cap Stock Fund	174,485,662	19,710,321	59,076,544	8,474,583	17,871,064	18,471,679	171,462,182
Fidelity Series Large Cap Value Index Fund	54,696,805	7,641,807	16,031,882	2,101,630	2,766,900	4,801,745	53,875,375
Fidelity Series Long-Term Treasury Bond Index Fund	237,953,280	35,685,370	57,837,680	7,153,857	(17,311,965)	(4,189,024)	194,299,981
Fidelity Series Opportunistic Insights Fund	110,752,233	2,613,261	42,518,287	1,030,926	4,953,508	32,821,343	108,622,058
Fidelity Series Overseas Fund	198,428,564	8,930,761	63,699,484	2,887,441	11,782,019	16,121,171	171,563,031
Fidelity Series Real Estate Income Fund	10,081,657	500,360	5,796,362	419,514	(247,690)	390,006	4,927,971
Fidelity Series Short-Term Credit Fund	44,872,597	7,066,508	11,004,547	1,266,698	(176,094)	998,050	41,756,514
Fidelity Series Small Cap Core Fund	-	4,302,826	97,630	5,091	9,275	223,339	4,437,810
Fidelity Series Small Cap Discovery Fund	15,954,966	1,691,833	5,632,228	438,925	451,522	2,533,822	14,999,915
Fidelity Series Small Cap Opportunities Fund	53,548,952	5,158,020	19,585,004	508,316	3,964,171	7,367,918	50,454,057
Fidelity Series Stock Selector Large Cap Value Fund	121,841,713	18,448,935	38,433,460	7,598,573	4,550,937	13,679,631	120,087,756
Fidelity Series Value Discovery Fund	108,715,100	18,118,245	29,753,789	5,231,697	922,560	9,436,022	107,438,138
	5,589,462,451	699,896,097	1,472,058,201	195,232,684	49,942,113	264,152,441	5,131,394,901

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	7,942,069	-	7,942,069	-

Domestic Equity Funds	1,013,550,678	1,013,550,678	-	-

International Equity Funds	1,028,330,253	1,028,330,253	-	-

Bond Funds	2,834,335,519	2,834,335,519	-	-

Short-Term Funds	263,161,580	263,161,580	-	-
Total Investments in Securities:	5,147,320,099	5,139,378,030	7,942,069	-
Derivative Instruments: Assets
Futures Contracts	1,465,178	1,465,178	-	-
Total Assets	1,465,178	1,465,178	-	-
Liabilities
Futures Contracts	(363,561)	(363,561)	-	-
Total Liabilities	(363,561)	(363,561)	-	-
Total Derivative Instruments:	1,101,617	1,101,617	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,999	(363,561)
Total Equity Risk	1,999	(363,561)
Interest Rate Risk
Futures Contracts (a)	1,463,179	0
Total Interest Rate Risk	1,463,179	0
Total Value of Derivatives	1,465,178	(363,561)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2015 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,942,328)	$7,942,069
Fidelity Central Funds (cost $7,983,056)	7,983,129
Other affiliated issuers (cost $4,781,503,934)	5,131,394,901

Total Investment in Securities (cost $4,797,429,318)		$5,147,320,099
Receivable for investments sold		41,600,032
Receivable for fund shares sold		2,761,938
Distributions receivable from Fidelity Central Funds		35,505
Other receivables		26,985
Total assets		5,191,744,559
Liabilities
Payable for investments purchased	$39,833,531
Payable for fund shares redeemed	4,530,559
Accrued management fee	2,062,254
Payable for daily variation margin on futures contracts	338,317
Other payables and accrued expenses	26,976
Total liabilities		46,791,637
Net Assets		$5,144,952,922
Net Assets consist of:
Paid in capital		$4,778,681,814
Total accumulated earnings (loss)		366,271,108
Net Assets		$5,144,952,922

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2015 Fund :
Net Asset Value, offering price and redemption price per share ($3,086,896,828 ÷ 268,451,108 shares)		$11.50
Class K :
Net Asset Value, offering price and redemption price per share ($1,414,358,678 ÷ 123,191,855 shares)		$11.48
Class K6 :
Net Asset Value, offering price and redemption price per share ($643,697,416 ÷ 56,304,060 shares)		$11.43
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$165,984,291
Interest		459,195
Income from Fidelity Central Funds		512,881
Total income		166,956,367
Expenses
Management fee	$25,419,580
Independent trustees' fees and expenses	17,182
Miscellaneous	33,628
Total expenses before reductions	25,470,390
Expense reductions	(28)
Total expenses after reductions		25,470,362
Net Investment income (loss)		141,486,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	512
Redemptions in-kind	10,083,513
Fidelity Central Funds	117
Other affiliated issuers	39,858,600
Futures contracts	(18,928,246)
Capital gain distributions from underlying funds:
Affiliated issuers	29,248,393
Total net realized gain (loss)		60,262,889
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,399)
Fidelity Central Funds	(117)
Other affiliated issuers	264,152,441
Futures contracts	2,579,932
Total change in net unrealized appreciation (depreciation)		266,730,857
Net gain (loss)		326,993,746
Net increase (decrease) in net assets resulting from operations		$468,479,751
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,486,005	$188,753,752
Net realized gain (loss)	60,262,889	7,854,685
Change in net unrealized appreciation (depreciation)	266,730,857	(632,647,560)
Net increase (decrease) in net assets resulting from operations	468,479,751	(436,039,123)
Distributions to shareholders	(140,379,093)	(479,582,871)

Share transactions - net increase (decrease)	(790,581,145)	(662,375,301)
Total increase (decrease) in net assets	(462,480,487)	(1,577,997,295)

Net Assets
Beginning of period	5,607,433,409	7,185,430,704
End of period	$5,144,952,922	$5,607,433,409

Financial Highlights
Fidelity Freedom® 2015 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$12.37	$13.69	$11.53	$12.68
Income from Investment Operations
Net investment income (loss) A,B	.29	.34	.31	.14	.23
Net realized and unrealized gain (loss)	.71	(1.06)	(.23)	2.94	(.52)
Total from investment operations	1.00	(.72)	.08	3.08	(.29)
Distributions from net investment income	(.28)	(.34)	(.33)	(.16)	(.24)
Distributions from net realized gain	(.02)	(.53)	(1.08)	(.76)	(.62)
Total distributions	(.29) C	(.86) C	(1.40) C	(.92)	(.86)
Net asset value, end of period	$11.50	$10.79	$12.37	$13.69	$11.53
Total Return D	9.37%	(5.65)%	.19%	27.45%	(2.80)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.53%	.53%	.54%	.55%	.56%
Expenses net of fee waivers, if any	.53%	.53%	.54%	.55%	.56%
Expenses net of all reductions	.53%	.53%	.54%	.55%	.56%
Net investment income (loss)	2.62%	3.11%	2.31%	1.07%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$3,086,897	$3,643,870	$4,530,090	$5,028,435	$4,174,065
Portfolio turnover rate G	13 % H	21% H	34%	26%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2015 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.78	$12.36	$13.67	$11.52	$12.66
Income from Investment Operations
Net investment income (loss) A,B	.29	.34	.32	.15	.24
Net realized and unrealized gain (loss)	.72	(1.05)	(.22)	2.93	(.51)
Total from investment operations	1.01	(.71)	.10	3.08	(.27)
Distributions from net investment income	(.29)	(.34)	(.33)	(.17)	(.25)
Distributions from net realized gain	(.02)	(.53)	(1.08)	(.76)	(.62)
Total distributions	(.31)	(.87)	(1.41)	(.93)	(.87)
Net asset value, end of period	$11.48	$10.78	$12.36	$13.67	$11.52
Total Return C	9.42%	(5.60)%	.31%	27.45%	(2.67)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.47%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.46%	.47%	.48%	.48%	.49%
Expenses net of all reductions	.46%	.47%	.48%	.48%	.49%
Net investment income (loss)	2.69%	3.17%	2.37%	1.14%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,414,359	$1,365,140	$1,988,710	$2,592,940	$2,524,326
Portfolio turnover rate F	13 % G	21% G	34%	26%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2015 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.73	$12.32	$13.63	$11.49	$12.64
Income from Investment Operations
Net investment income (loss) A,B	.31	.35	.33	.16	.25
Net realized and unrealized gain (loss)	.71	(1.06)	(.22)	2.92	(.51)
Total from investment operations	1.02	(.71)	.11	3.08	(.26)
Distributions from net investment income	(.31)	(.35)	(.35)	(.18)	(.27)
Distributions from net realized gain	(.02)	(.53)	(1.08)	(.76)	(.62)
Total distributions	(.32) C	(.88)	(1.42) C	(.94)	(.89)
Net asset value, end of period	$11.43	$10.73	$12.32	$13.63	$11.49
Total Return D	9.61%	(5.58)%	.43%	27.58%	(2.61)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.27%	.40%	.40%	.40%	.41%
Expenses net of fee waivers, if any	.27%	.40%	.40%	.40%	.41%
Expenses net of all reductions	.27%	.40%	.40%	.40%	.41%
Net investment income (loss)	2.88%	3.24%	2.45%	1.22%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$643,697	$598,423	$666,631	$746,814	$561,675
Portfolio turnover rate G	13 % H	21% H	34%	26%	21%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2020 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	28.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.6
Fidelity Series Emerging Markets Opportunities Fund	6.7
Fidelity Series Growth Company Fund	4.6
Fidelity Series Large Cap Stock Fund	4.3
Fidelity Series International Value Fund	4.1
Fidelity Series Overseas Fund	4.1
Fidelity Series International Growth Fund	4.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	3.8
71.4

Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.1)%
Futures - 4.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% 4/25/24 (b) (Cost $23,488,165)	23,570,000	23,487,397

Domestic Equity Funds - 25.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	11,543,905	136,218,085
Fidelity Series Blue Chip Growth Fund (c)	20,815,349	376,133,357
Fidelity Series Commodity Strategy Fund (c)	1,025,076	96,961,926
Fidelity Series Growth Company Fund (c)	31,103,746	701,078,430
Fidelity Series Intrinsic Opportunities Fund (c)	11,094,638	132,026,197
Fidelity Series Large Cap Stock Fund (c)	30,150,865	660,303,940
Fidelity Series Large Cap Value Index Fund (c)	12,955,474	207,417,143
Fidelity Series Opportunistic Insights Fund (c)	18,706,379	418,274,644
Fidelity Series Small Cap Core Fund (c)	1,509,555	17,812,753
Fidelity Series Small Cap Discovery Fund (c)	4,547,298	57,750,680
Fidelity Series Small Cap Opportunities Fund (c)	12,703,623	194,238,399
Fidelity Series Stock Selector Large Cap Value Fund (c)	32,937,030	462,435,903
Fidelity Series Value Discovery Fund (c)	26,134,874	413,715,056
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,280,801,957)		3,874,366,513

International Equity Funds - 23.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	14,606,390	223,769,901
Fidelity Series Emerging Markets Fund (c)	29,157,517	255,419,850
Fidelity Series Emerging Markets Opportunities Fund (c)	57,465,853	1,025,190,819
Fidelity Series International Growth Fund (c)	33,936,858	631,904,296
Fidelity Series International Small Cap Fund (c)	13,092,129	229,243,172
Fidelity Series International Value Fund (c)	50,432,070	634,939,759
Fidelity Series Overseas Fund (c)	45,032,439	633,606,416
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,555,429,294)		3,634,074,213

Bond Funds - 48.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	60,149,801	574,430,598
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	153,385,713	1,165,731,416
Fidelity Series Emerging Markets Debt Fund (c)	10,010,105	78,679,428
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	2,730,059	24,543,226
Fidelity Series Floating Rate High Income Fund (c)	1,548,903	14,017,570
Fidelity Series High Income Fund (c)	9,167,943	77,560,796
Fidelity Series International Credit Fund (c)	2,328,058	18,996,951
Fidelity Series International Developed Markets Bond Index Fund (c)	67,416,690	588,547,705
Fidelity Series Investment Grade Bond Fund (c)	434,372,485	4,322,006,228
Fidelity Series Long-Term Treasury Bond Index Fund (c)	109,333,122	615,545,476
Fidelity Series Real Estate Income Fund (c)	1,543,898	14,944,930
TOTAL BOND FUNDS (Cost $8,670,565,975)		7,495,004,324

Short-Term Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	23,291,275	23,295,933
Fidelity Series Government Money Market Fund 5.4% (c)(e)	279,933,691	279,933,691
Fidelity Series Short-Term Credit Fund (c)	3,855,424	37,975,926
TOTAL SHORT-TERM FUNDS (Cost $341,313,863)		341,205,550

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $13,871,599,254)	15,368,137,997
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(7,845,700)
NET ASSETS - 100.0%	15,360,292,297

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,123	Jun 2024	567,612,391	2,855,085	2,855,085
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,866	Jun 2024	306,706,781	880,679	880,679
CBOT Long Term U.S. Treasury Bond Contracts (United States)	268	Jun 2024	32,277,250	631,714	631,714

TOTAL PURCHASED					4,367,478

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	329	Jun 2024	87,324,825	(804,513)	(804,513)
ICE E-mini MSCI EAFE Index Contracts (United States)	288	Jun 2024	33,942,240	(361,692)	(361,692)
ICE MSCI Emerging Markets Index Contracts (United States)	1,755	Jun 2024	92,049,750	6,039	6,039

TOTAL SOLD					(1,160,166)

TOTAL FUTURES CONTRACTS					3,207,312
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,690,201.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	30,416,882	359,292,879	366,413,827	1,526,725	376	(377)	23,295,933	0.0%
Total	30,416,882	359,292,879	366,413,827	1,526,725	376	(377)	23,295,933

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	423,883,190	249,248,764	101,912,847	12,826,025	(127,357)	3,338,848	574,430,598
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,382,190,429	138,760,409	275,513,211	40,300,135	(39,652,850)	(40,053,361)	1,165,731,416
Fidelity Series All-Sector Equity Fund	142,707,718	12,535,289	49,318,555	9,110,928	1,533,936	28,759,697	136,218,085
Fidelity Series Blue Chip Growth Fund	393,035,629	12,086,920	183,700,805	2,055,601	36,691,346	118,020,267	376,133,357
Fidelity Series Canada Fund	272,845,603	16,253,128	92,129,372	7,756,264	22,039,712	4,760,830	223,769,901
Fidelity Series Commodity Strategy Fund	116,312,837	18,157,068	32,474,773	4,776,385	(27,993,271)	22,960,065	96,961,926
Fidelity Series Emerging Markets Debt Fund	85,913,480	6,005,639	18,475,086	5,186,660	(4,127,253)	9,362,648	78,679,428
Fidelity Series Emerging Markets Debt Local Currency Fund	29,108,941	2,082,536	6,336,078	1,839,443	(505,844)	193,671	24,543,226
Fidelity Series Emerging Markets Fund	191,623,522	86,189,585	41,665,885	6,686,773	(673,289)	19,945,917	255,419,850
Fidelity Series Emerging Markets Opportunities Fund	1,314,225,825	36,763,649	419,826,088	31,158,561	25,425,918	68,601,515	1,025,190,819
Fidelity Series Floating Rate High Income Fund	16,264,188	1,607,485	4,166,554	1,497,035	(298,155)	610,606	14,017,570
Fidelity Series Government Money Market Fund 5.4%	387,817,577	172,712,340	280,596,226	21,847,165	-	-	279,933,691
Fidelity Series Growth Company Fund	733,243,680	45,026,687	324,651,905	20,728,290	29,065,340	218,394,628	701,078,430
Fidelity Series High Income Fund	87,149,955	5,866,109	18,109,179	5,270,049	(1,775,405)	4,429,316	77,560,796
Fidelity Series International Credit Fund	17,822,706	677,881	399,902	677,881	15,683	880,583	18,996,951
Fidelity Series International Developed Markets Bond Index Fund	656,249,988	68,339,508	137,182,740	24,026,369	(12,638,876)	13,779,825	588,547,705
Fidelity Series International Growth Fund	720,955,038	31,327,495	227,013,424	8,428,338	77,348,045	29,287,142	631,904,296
Fidelity Series International Small Cap Fund	198,719,737	65,824,626	62,582,928	8,341,442	12,022,470	15,259,267	229,243,172
Fidelity Series International Value Fund	717,174,110	37,573,331	232,239,074	20,986,851	43,061,656	69,369,736	634,939,759
Fidelity Series Intrinsic Opportunities Fund	142,129,392	37,641,608	52,465,850	28,976,039	4,100,938	620,109	132,026,197
Fidelity Series Investment Grade Bond Fund	4,726,680,910	668,746,312	1,000,898,198	186,154,302	(68,376,927)	(4,145,869)	4,322,006,228
Fidelity Series Large Cap Stock Fund	688,564,729	67,836,714	238,094,103	33,638,016	65,955,316	76,041,284	660,303,940
Fidelity Series Large Cap Value Index Fund	215,778,438	27,268,179	65,134,103	8,322,369	10,776,795	18,727,834	207,417,143
Fidelity Series Long-Term Treasury Bond Index Fund	756,790,231	118,768,894	191,321,024	22,628,391	(48,447,687)	(20,244,938)	615,545,476
Fidelity Series Opportunistic Insights Fund	437,021,791	7,756,905	174,870,662	4,088,102	24,217,183	124,149,427	418,274,644
Fidelity Series Overseas Fund	720,249,873	27,868,138	217,994,980	10,721,469	42,028,937	61,454,448	633,606,416
Fidelity Series Real Estate Income Fund	30,475,653	1,428,807	17,355,585	1,288,230	(768,335)	1,164,390	14,944,930
Fidelity Series Short-Term Credit Fund	38,383,746	17,006,656	18,032,412	990,588	(310,661)	928,597	37,975,926
Fidelity Series Small Cap Core Fund	-	17,205,344	374,153	19,561	33,045	948,517	17,812,753
Fidelity Series Small Cap Discovery Fund	62,868,414	5,726,436	22,556,323	1,738,615	1,934,822	9,777,331	57,750,680
Fidelity Series Small Cap Opportunities Fund	211,247,585	15,001,722	76,475,706	2,015,857	15,064,815	29,399,983	194,238,399
Fidelity Series Stock Selector Large Cap Value Fund	480,795,862	66,664,671	156,240,089	29,845,520	18,038,224	53,177,235	462,435,903
Fidelity Series Value Discovery Fund	429,005,330	68,169,028	123,677,586	20,677,968	4,003,081	36,215,203	413,715,056
	16,827,236,107	2,154,127,863	4,863,785,406	584,605,222	227,661,352	976,114,751	15,321,354,667

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	23,487,397	-	23,487,397	-

Domestic Equity Funds	3,874,366,513	3,874,366,513	-	-

International Equity Funds	3,634,074,213	3,634,074,213	-	-

Bond Funds	7,495,004,324	7,495,004,324	-	-

Short-Term Funds	341,205,550	341,205,550	-	-
Total Investments in Securities:	15,368,137,997	15,344,650,600	23,487,397	-
Derivative Instruments: Assets
Futures Contracts	4,373,517	4,373,517	-	-
Total Assets	4,373,517	4,373,517	-	-
Liabilities
Futures Contracts	(1,166,205)	(1,166,205)	-	-
Total Liabilities	(1,166,205)	(1,166,205)	-	-
Total Derivative Instruments:	3,207,312	3,207,312	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	6,039	(1,166,205)
Total Equity Risk	6,039	(1,166,205)
Interest Rate Risk
Futures Contracts (a)	4,367,478	0
Total Interest Rate Risk	4,367,478	0
Total Value of Derivatives	4,373,517	(1,166,205)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2020 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $23,488,165)	$23,487,397
Fidelity Central Funds (cost $23,295,827)	23,295,933
Other affiliated issuers (cost $13,824,815,262)	15,321,354,667

Total Investment in Securities (cost $13,871,599,254)		$15,368,137,997
Receivable for investments sold		137,571,893
Receivable for fund shares sold		12,991,391
Distributions receivable from Fidelity Central Funds		103,694
Other receivables		338,008
Total assets		15,519,142,983
Liabilities
Payable for investments purchased	$133,157,270
Payable for fund shares redeemed	17,838,942
Accrued management fee	6,506,948
Payable for daily variation margin on futures contracts	1,009,532
Other payables and accrued expenses	337,994
Total liabilities		158,850,686
Net Assets		$15,360,292,297
Net Assets consist of:
Paid in capital		$13,767,371,674
Total accumulated earnings (loss)		1,592,920,623
Net Assets		$15,360,292,297

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2020 Fund :
Net Asset Value, offering price and redemption price per share ($8,014,854,848 ÷ 550,801,964 shares)		$14.55
Class K :
Net Asset Value, offering price and redemption price per share ($4,981,951,992 ÷ 342,640,660 shares)		$14.54
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,363,485,457 ÷ 163,267,515 shares)		$14.48
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$470,097,148
Interest		1,373,190
Income from Fidelity Central Funds		1,526,725
Total income		472,997,063
Expenses
Management fee	$80,589,765
Independent trustees' fees and expenses	51,496
Miscellaneous	93,518
Total expenses before reductions	80,734,779
Expense reductions	(12)
Total expenses after reductions		80,734,767
Net Investment income (loss)		392,262,296
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,008
Redemptions in-kind	48,532,239
Fidelity Central Funds	376
Other affiliated issuers	179,129,113
Futures contracts	(57,954,693)
Capital gain distributions from underlying funds:
Affiliated issuers	114,508,074
Total net realized gain (loss)		284,218,117
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,500)
Fidelity Central Funds	(377)
Other affiliated issuers	976,114,751
Futures contracts	7,770,863
Total change in net unrealized appreciation (depreciation)		983,880,737
Net gain (loss)		1,268,098,854
Net increase (decrease) in net assets resulting from operations		$1,660,361,150
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$392,262,296	$542,444,736
Net realized gain (loss)	284,218,117	142,602,787
Change in net unrealized appreciation (depreciation)	983,880,737	(2,188,631,132)
Net increase (decrease) in net assets resulting from operations	1,660,361,150	(1,503,583,609)
Distributions to shareholders	(426,432,420)	(1,688,605,308)

Share transactions - net increase (decrease)	(2,756,210,259)	(1,929,011,665)
Total increase (decrease) in net assets	(1,522,281,529)	(5,121,200,582)

Net Assets
Beginning of period	16,882,573,826	22,003,774,408
End of period	$15,360,292,297	$16,882,573,826

Financial Highlights
Fidelity Freedom® 2020 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.44	$15.72	$17.53	$14.21	$15.83
Income from Investment Operations
Net investment income (loss) A,B	.33	.40	.39	.18	.28
Net realized and unrealized gain (loss)	1.15	(1.43)	(.19)	4.32	(.84)
Total from investment operations	1.48	(1.03)	.20	4.50	(.56)
Distributions from net investment income	(.32)	(.40)	(.42)	(.20)	(.30)
Distributions from net realized gain	(.05)	(.86)	(1.59)	(.98)	(.76)
Total distributions	(.37)	(1.25) C	(2.01)	(1.18)	(1.06)
Net asset value, end of period	$14.55	$13.44	$15.72	$17.53	$14.21
Total Return D	11.11%	(6.35)%	.66%	32.56%	(4.15)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.57%	.58%	.58%	.59%	.60%
Expenses net of fee waivers, if any	.57%	.58%	.58%	.59%	.60%
Expenses net of all reductions	.57%	.58%	.58%	.59%	.60%
Net investment income (loss)	2.41%	2.93%	2.29%	1.07%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$8,014,855	$9,662,440	$12,039,706	$13,282,370	$10,620,621
Portfolio turnover rate G	14 % H	23% H	34%	26%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2020 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.43	$15.71	$17.52	$14.20	$15.81
Income from Investment Operations
Net investment income (loss) A,B	.34	.41	.41	.19	.29
Net realized and unrealized gain (loss)	1.16	(1.43)	(.20)	4.32	(.83)
Total from investment operations	1.50	(1.02)	.21	4.51	(.54)
Distributions from net investment income	(.34)	(.40)	(.42)	(.21)	(.31)
Distributions from net realized gain	(.05)	(.86)	(1.59)	(.98)	(.76)
Total distributions	(.39)	(1.26)	(2.02) C	(1.19)	(1.07)
Net asset value, end of period	$14.54	$13.43	$15.71	$17.52	$14.20
Total Return D	11.26%	(6.32)%	.70%	32.66%	(4.04)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50%	.50%	.51%	.52%	.52%
Expenses net of fee waivers, if any	.50%	.50%	.51%	.52%	.52%
Expenses net of all reductions	.50%	.50%	.51%	.52%	.52%
Net investment income (loss)	2.48%	3.01%	2.36%	1.15%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$4,981,952	$5,000,495	$7,535,845	$10,341,455	$9,840,293
Portfolio turnover rate G	14 % H	23% H	34%	26%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2020 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.37	$15.65	$17.47	$14.16	$15.78
Income from Investment Operations
Net investment income (loss) A,B	.37	.42	.42	.20	.31
Net realized and unrealized gain (loss)	1.15	(1.42)	(.20)	4.32	(.83)
Total from investment operations	1.52	(1.00)	.22	4.52	(.52)
Distributions from net investment income	(.36)	(.42)	(.45)	(.23)	(.34)
Distributions from net realized gain	(.05)	(.86)	(1.59)	(.98)	(.76)
Total distributions	(.41)	(1.28)	(2.04)	(1.21)	(1.10)
Net asset value, end of period	$14.48	$13.37	$15.65	$17.47	$14.16
Total Return C	11.49%	(6.21)%	.77%	32.85%	(3.96)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.30%	.42%	.42%	.42%	.43%
Expenses net of fee waivers, if any	.30%	.42%	.42%	.42%	.43%
Expenses net of all reductions	.30%	.42%	.42%	.42%	.43%
Net investment income (loss)	2.68%	3.10%	2.46%	1.24%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$2,363,485	$2,219,638	$2,428,224	$2,668,267	$2,087,924
Portfolio turnover rate F	14 % G	23% G	34%	26%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2025 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	24.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	7.4
Fidelity Series Growth Company Fund	5.4
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series International Value Fund	4.8
Fidelity Series Overseas Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	3.8
73.9

Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.1)%
Futures - 4.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.3% 4/25/24 to 6/27/24 (b) (Cost $33,847,204)	33,970,000	33,846,137

Domestic Equity Funds - 29.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	20,492,355	241,809,784
Fidelity Series Blue Chip Growth Fund (c)	36,946,312	667,619,859
Fidelity Series Commodity Strategy Fund (c)	1,554,170	147,008,902
Fidelity Series Growth Company Fund (c)	55,213,554	1,244,513,500
Fidelity Series Intrinsic Opportunities Fund (c)	19,688,548	234,293,716
Fidelity Series Large Cap Stock Fund (c)	53,518,644	1,172,058,300
Fidelity Series Large Cap Value Index Fund (c)	22,993,190	368,120,979
Fidelity Series Opportunistic Insights Fund (c)	33,203,435	742,428,811
Fidelity Series Small Cap Core Fund (c)	2,735,615	32,280,262
Fidelity Series Small Cap Discovery Fund (c)	8,061,798	102,384,829
Fidelity Series Small Cap Opportunities Fund (c)	22,545,888	344,726,635
Fidelity Series Stock Selector Large Cap Value Fund (c)	58,462,319	820,810,952
Fidelity Series Value Discovery Fund (c)	46,388,292	734,326,657
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,255,144,416)		6,852,383,186

International Equity Funds - 26.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	25,329,831	388,053,005
Fidelity Series Emerging Markets Fund (c)	47,937,354	419,931,223
Fidelity Series Emerging Markets Opportunities Fund (c)	94,462,921	1,685,218,503
Fidelity Series International Growth Fund (c)	58,855,448	1,095,888,441
Fidelity Series International Small Cap Fund (c)	19,527,714	341,930,273
Fidelity Series International Value Fund (c)	87,460,757	1,101,130,932
Fidelity Series Overseas Fund (c)	78,097,340	1,098,829,575
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,471,709,219)		6,130,981,952

Bond Funds - 43.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	281,886	2,692,008
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	270,920,971	2,058,999,380
Fidelity Series Emerging Markets Debt Fund (c)	14,702,418	115,561,009
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,013,627	36,082,510
Fidelity Series Floating Rate High Income Fund (c)	2,278,151	20,617,265
Fidelity Series High Income Fund (c)	13,551,455	114,645,308
Fidelity Series International Credit Fund (c)	1,978,581	16,145,219
Fidelity Series International Developed Markets Bond Index Fund (c)	100,514,423	877,490,914
Fidelity Series Investment Grade Bond Fund (c)	562,027,793	5,592,176,543
Fidelity Series Long-Term Treasury Bond Index Fund (c)	180,199,893	1,014,525,395
Fidelity Series Real Estate Income Fund (c)	2,286,899	22,137,183
TOTAL BOND FUNDS (Cost $11,537,565,415)		9,871,072,734

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	31,451,788	31,458,078
Fidelity Series Government Money Market Fund 5.4% (c)(e)	493,965	493,965
Fidelity Series Short-Term Credit Fund (c)	11,309	111,397
TOTAL SHORT-TERM FUNDS (Cost $32,059,829)		32,063,440

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $20,330,326,083)	22,920,347,449
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(11,553,383)
NET ASSETS - 100.0%	22,908,794,066

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	7,638	Jun 2024	846,266,531	4,235,593	4,235,593
CBOT 5-Year U.S. Treasury Note Contracts (United States)	4,273	Jun 2024	457,277,766	1,313,029	1,313,029
CBOT Long Term U.S. Treasury Bond Contracts (United States)	400	Jun 2024	48,175,000	942,856	942,856

TOTAL PURCHASED					6,491,478

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	492	Jun 2024	130,589,100	(1,233,013)	(1,233,013)
ICE E-mini MSCI EAFE Index Contracts (United States)	421	Jun 2024	49,616,955	(531,747)	(531,747)
ICE MSCI Emerging Markets Index Contracts (United States)	2,610	Jun 2024	136,894,500	8,981	8,981

TOTAL SOLD					(1,755,779)

TOTAL FUTURES CONTRACTS					4,735,699
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,846,137.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	41,182,948	515,835,455	525,560,325	2,121,038	706	(706)	31,458,078	0.1%
Total	41,182,948	515,835,455	525,560,325	2,121,038	706	(706)	31,458,078

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	3,131,650	451,499	-	592	11,265	2,692,008
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,935,469,929	550,357,142	309,858,415	65,522,991	(17,023,759)	(99,945,517)	2,058,999,380
Fidelity Series All-Sector Equity Fund	236,064,178	22,940,042	69,477,783	16,012,385	(1,247,300)	53,530,647	241,809,784
Fidelity Series Blue Chip Growth Fund	650,152,764	24,375,766	274,006,251	3,549,014	49,633,730	217,463,850	667,619,859
Fidelity Series Canada Fund	431,168,165	33,464,103	121,763,965	13,076,130	25,909,993	19,274,709	388,053,005
Fidelity Series Commodity Strategy Fund	162,219,120	29,920,163	37,932,176	6,872,031	(27,549,491)	20,351,286	147,008,902
Fidelity Series Emerging Markets Debt Fund	119,646,833	9,092,893	20,865,379	7,420,796	(3,725,340)	11,412,002	115,561,009
Fidelity Series Emerging Markets Debt Local Currency Fund	40,567,505	3,137,905	7,119,257	2,673,782	(616,391)	112,748	36,082,510
Fidelity Series Emerging Markets Fund	287,842,689	151,012,526	50,516,228	10,505,958	111,263	31,480,973	419,931,223
Fidelity Series Emerging Markets Opportunities Fund	1,996,236,757	63,893,345	523,970,065	49,691,348	(5,409,184)	154,467,650	1,685,218,503
Fidelity Series Floating Rate High Income Fund	22,591,461	2,415,348	4,831,002	2,142,172	(200,698)	642,156	20,617,265
Fidelity Series Government Money Market Fund 5.4%	236,997,123	123,759,028	360,262,186	12,608,798	-	-	493,965
Fidelity Series Growth Company Fund	1,212,917,112	85,000,570	480,844,170	36,222,687	21,881,137	405,558,851	1,244,513,500
Fidelity Series High Income Fund	121,053,951	9,963,801	20,262,399	7,528,719	(1,622,074)	5,512,029	114,645,308
Fidelity Series International Credit Fund	15,237,228	578,238	431,563	578,239	13,641	747,675	16,145,219
Fidelity Series International Developed Markets Bond Index Fund	906,786,410	135,344,786	166,746,670	33,815,827	(10,611,169)	12,717,557	877,490,914
Fidelity Series International Growth Fund	1,139,311,719	63,612,978	288,909,634	14,209,258	41,831,208	140,042,170	1,095,888,441
Fidelity Series International Small Cap Fund	311,599,931	66,872,664	73,495,346	12,088,817	10,551,300	26,401,724	341,930,273
Fidelity Series International Value Fund	1,135,761,952	78,434,060	302,514,768	35,385,413	43,465,039	145,984,649	1,101,130,932
Fidelity Series Intrinsic Opportunities Fund	237,706,685	63,532,714	75,949,618	49,759,838	4,382,132	4,621,803	234,293,716
Fidelity Series Investment Grade Bond Fund	5,742,801,752	984,518,332	1,048,279,922	233,460,285	(33,930,165)	(52,933,454)	5,592,176,543
Fidelity Series Large Cap Stock Fund	1,138,649,032	118,596,273	332,170,087	58,117,553	62,649,502	184,333,580	1,172,058,300
Fidelity Series Large Cap Value Index Fund	356,561,197	48,870,396	88,871,818	14,552,493	8,311,065	43,250,139	368,120,979
Fidelity Series Long-Term Treasury Bond Index Fund	1,163,769,875	196,292,876	238,778,818	35,859,445	(63,013,600)	(43,744,938)	1,014,525,395
Fidelity Series Opportunistic Insights Fund	722,541,905	15,260,321	252,853,754	7,143,441	22,006,952	235,473,387	742,428,811
Fidelity Series Overseas Fund	1,138,200,752	52,446,283	268,013,296	18,075,516	48,634,484	127,561,352	1,098,829,575
Fidelity Series Real Estate Income Fund	41,108,522	2,205,167	21,752,579	1,854,268	(949,830)	1,525,903	22,137,183
Fidelity Series Short-Term Credit Fund	108,646	3,536	3,051	3,379	101	2,165	111,397
Fidelity Series Small Cap Core Fund	-	31,422,216	896,395	33,051	54,605	1,699,836	32,280,262
Fidelity Series Small Cap Discovery Fund	103,619,055	10,820,987	32,571,178	3,029,424	2,896,936	17,619,029	102,384,829
Fidelity Series Small Cap Opportunities Fund	349,066,929	24,931,665	107,117,303	3,491,842	13,529,238	64,316,106	344,726,635
Fidelity Series Stock Selector Large Cap Value Fund	794,965,376	117,298,816	215,108,449	52,446,452	17,441,225	106,213,984	820,810,952
Fidelity Series Value Discovery Fund	709,303,981	123,053,141	167,938,654	36,208,700	6,987,860	62,920,329	734,326,657
	23,460,028,534	3,246,559,731	5,964,563,678	843,940,052	214,393,002	1,898,625,645	22,855,043,234

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	33,846,137	-	33,846,137	-

Domestic Equity Funds	6,852,383,186	6,852,383,186	-	-

International Equity Funds	6,130,981,952	6,130,981,952	-	-

Bond Funds	9,871,072,734	9,871,072,734	-	-

Short-Term Funds	32,063,440	32,063,440	-	-
Total Investments in Securities:	22,920,347,449	22,886,501,312	33,846,137	-
Derivative Instruments: Assets
Futures Contracts	6,500,459	6,500,459	-	-
Total Assets	6,500,459	6,500,459	-	-
Liabilities
Futures Contracts	(1,764,760)	(1,764,760)	-	-
Total Liabilities	(1,764,760)	(1,764,760)	-	-
Total Derivative Instruments:	4,735,699	4,735,699	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,981	(1,764,760)
Total Equity Risk	8,981	(1,764,760)
Interest Rate Risk
Futures Contracts (a)	6,491,478	0
Total Interest Rate Risk	6,491,478	0
Total Value of Derivatives	6,500,459	(1,764,760)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2025 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $33,847,204)	$33,846,137
Fidelity Central Funds (cost $31,457,924)	31,458,078
Other affiliated issuers (cost $20,265,020,955)	22,855,043,234

Total Investment in Securities (cost $20,330,326,083)		$22,920,347,449
Receivable for investments sold		207,326,946
Receivable for fund shares sold		29,945,243
Distributions receivable from Fidelity Central Funds		141,463
Other receivables		339,009
Total assets		23,158,100,110
Liabilities
Payable for investments purchased	$212,241,747
Payable for fund shares redeemed	25,097,783
Accrued management fee	10,125,295
Payable for daily variation margin on futures contracts	1,502,270
Other payables and accrued expenses	338,949
Total liabilities		249,306,044
Net Assets		$22,908,794,066
Net Assets consist of:
Paid in capital		$20,286,948,371
Total accumulated earnings (loss)		2,621,845,695
Net Assets		$22,908,794,066

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2025 Fund :
Net Asset Value, offering price and redemption price per share ($9,511,910,558 ÷ 695,498,967 shares)		$13.68
Class K :
Net Asset Value, offering price and redemption price per share ($8,532,705,737 ÷ 625,049,999 shares)		$13.65
Class K6 :
Net Asset Value, offering price and redemption price per share ($4,864,177,771 ÷ 357,419,959 shares)		$13.61
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$645,591,960
Interest		1,956,067
Income from Fidelity Central Funds		2,121,038
Total income		649,669,065
Expenses
Management fee	$121,221,824
Independent trustees' fees and expenses	73,486
Miscellaneous	129,547
Total expenses before reductions	121,424,857
Expense reductions	(19)
Total expenses after reductions		121,424,838
Net Investment income (loss)		528,244,227
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,906
Redemptions in-kind	120,039,558
Fidelity Central Funds	706
Other affiliated issuers	94,353,444
Futures contracts	(82,766,481)
Capital gain distributions from underlying funds:
Affiliated issuers	198,348,092
Total net realized gain (loss)		329,978,225
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,374)
Fidelity Central Funds	(706)
Other affiliated issuers	1,898,625,645
Futures contracts	10,812,011
Total change in net unrealized appreciation (depreciation)		1,909,430,576
Net gain (loss)		2,239,408,801
Net increase (decrease) in net assets resulting from operations		$2,767,653,028
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$528,244,227	$688,764,312
Net realized gain (loss)	329,978,225	159,167,888
Change in net unrealized appreciation (depreciation)	1,909,430,576	(2,811,109,051)
Net increase (decrease) in net assets resulting from operations	2,767,653,028	(1,963,176,851)
Distributions to shareholders	(506,792,741)	(2,205,784,961)

Share transactions - net increase (decrease)	(2,887,797,418)	(882,373,514)
Total increase (decrease) in net assets	(626,937,131)	(5,051,335,326)

Net Assets
Beginning of period	23,535,731,197	28,587,066,523
End of period	$22,908,794,066	$23,535,731,197

Financial Highlights
Fidelity Freedom® 2025 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.38	$14.49	$15.86	$12.34	$13.84
Income from Investment Operations
Net investment income (loss) A,B	.28	.34	.36	.16	.24
Net realized and unrealized gain (loss)	1.29	(1.32)	(.13)	4.25	(.87)
Total from investment operations	1.57	(.98)	.23	4.41	(.63)
Distributions from net investment income	(.27)	(.34)	(.37)	(.17)	(.25)
Distributions from net realized gain	- C	(.79)	(1.22)	(.72)	(.63)
Total distributions	(.27)	(1.13)	(1.60) D	(.89)	(.87) D
Net asset value, end of period	$13.68	$12.38	$14.49	$15.86	$12.34
Total Return E	12.80%	(6.54)%	.99%	36.58%	(5.17)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61%	.62%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.61%	.62%	.63%	.64%	.64%
Expenses net of all reductions	.61%	.62%	.63%	.64%	.64%
Net investment income (loss)	2.23%	2.76%	2.28%	1.07%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$9,511,911	$11,261,592	$13,230,186	$13,719,791	$9,905,175
Portfolio turnover rate H	14 % I	24% I	35%	26%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2025 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.37	$14.47	$15.84	$12.32	$13.82
Income from Investment Operations
Net investment income (loss) A,B	.29	.35	.37	.17	.25
Net realized and unrealized gain (loss)	1.28	(1.31)	(.14)	4.25	(.87)
Total from investment operations	1.57	(.96)	.23	4.42	(.62)
Distributions from net investment income	(.29)	(.35)	(.38)	(.18)	(.26)
Distributions from net realized gain	- C	(.79)	(1.22)	(.72)	(.63)
Total distributions	(.29)	(1.14)	(1.60)	(.90)	(.88) D
Net asset value, end of period	$13.65	$12.37	$14.47	$15.84	$12.32
Total Return E	12.82%	(6.43)%	1.04%	36.74%	(5.11)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.53%	.54%	.55%	.55%	.56%
Expenses net of fee waivers, if any	.53%	.54%	.55%	.55%	.56%
Expenses net of all reductions	.53%	.54%	.55%	.55%	.56%
Net investment income (loss)	2.31%	2.84%	2.36%	1.15%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$8,532,706	$8,112,110	$11,140,241	$13,839,951	$11,470,984
Portfolio turnover rate H	14 % I	24% I	35%	26%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2025 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.33	$14.44	$15.81	$12.30	$13.81
Income from Investment Operations
Net investment income (loss) A,B	.32	.36	.39	.18	.27
Net realized and unrealized gain (loss)	1.27	(1.31)	(.13)	4.25	(.87)
Total from investment operations	1.59	(.95)	.26	4.43	(.60)
Distributions from net investment income	(.31)	(.37)	(.40)	(.20)	(.28)
Distributions from net realized gain	- C	(.79)	(1.22)	(.72)	(.63)
Total distributions	(.31)	(1.16)	(1.63) D	(.92)	(.91)
Net asset value, end of period	$13.61	$12.33	$14.44	$15.81	$12.30
Total Return E	13.04%	(6.36)%	1.19%	36.91%	(5.02)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.34%	.44%	.44%	.44%	.45%
Expenses net of fee waivers, if any	.34%	.44%	.44%	.44%	.45%
Expenses net of all reductions	.34%	.44%	.44%	.44%	.45%
Net investment income (loss)	2.50%	2.95%	2.46%	1.26%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$4,864,178	$4,162,029	$4,216,639	$4,298,694	$2,897,146
Portfolio turnover rate H	14 % I	24% I	35%	26%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2030 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	21.6
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Growth Company Fund	6.2
Fidelity Series Large Cap Stock Fund	5.8
Fidelity Series International Value Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series International Growth Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Stock Selector Large Cap Value Fund	4.1
71.4

Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.1)%
Futures - 4.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/27/24 (b) (Cost $49,248,648)	49,450,000	49,247,262

Domestic Equity Funds - 33.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	34,012,879	401,351,968
Fidelity Series Blue Chip Growth Fund (c)	61,329,807	1,108,229,613
Fidelity Series Commodity Strategy Fund (c)	2,303,931	217,928,798
Fidelity Series Growth Company Fund (c)	91,642,973	2,065,632,622
Fidelity Series Intrinsic Opportunities Fund (c)	32,688,629	388,994,688
Fidelity Series Large Cap Stock Fund (c)	88,835,067	1,945,487,977
Fidelity Series Large Cap Value Index Fund (c)	38,171,123	611,119,682
Fidelity Series Opportunistic Insights Fund (c)	55,090,958	1,231,833,815
Fidelity Series Small Cap Core Fund (c)	4,559,949	53,807,401
Fidelity Series Small Cap Discovery Fund (c)	13,371,252	169,814,906
Fidelity Series Small Cap Opportunities Fund (c)	37,429,011	572,289,583
Fidelity Series Stock Selector Large Cap Value Fund (c)	97,043,240	1,362,487,089
Fidelity Series Value Discovery Fund (c)	76,970,482	1,218,442,738
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,280,434,026)		11,347,420,880

International Equity Funds - 29.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	41,406,005	634,339,994
Fidelity Series Emerging Markets Fund (c)	75,714,652	663,260,352
Fidelity Series Emerging Markets Opportunities Fund (c)	149,163,027	2,661,068,408
Fidelity Series International Growth Fund (c)	96,213,429	1,791,494,040
Fidelity Series International Small Cap Fund (c)	28,562,341	500,126,592
Fidelity Series International Value Fund (c)	142,974,105	1,800,043,985
Fidelity Series Overseas Fund (c)	127,668,210	1,796,291,713
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,389,112,563)		9,846,625,084

Bond Funds - 36.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	823,081	7,860,420
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	212,082,715	1,611,828,634
Fidelity Series Emerging Markets Debt Fund (c)	21,289,161	167,332,805
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	5,804,797	52,185,122
Fidelity Series Floating Rate High Income Fund (c)	3,302,351	29,886,277
Fidelity Series High Income Fund (c)	19,881,115	168,194,236
Fidelity Series International Credit Fund (c)	1,924,487	15,703,812
Fidelity Series International Developed Markets Bond Index Fund (c)	146,816,854	1,281,711,139
Fidelity Series Investment Grade Bond Fund (c)	727,998,928	7,243,589,337
Fidelity Series Long-Term Treasury Bond Index Fund (c)	288,608,007	1,624,863,081
Fidelity Series Real Estate Income Fund (c)	3,319,570	32,133,439
TOTAL BOND FUNDS (Cost $14,174,835,583)		12,235,288,302

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	39,046,864	39,054,674
Fidelity Series Government Money Market Fund 5.4% (c)(e)	736,584	736,584
Fidelity Series Short-Term Credit Fund (c)	49,903	491,549
TOTAL SHORT-TERM FUNDS (Cost $40,268,607)		40,282,807

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $28,933,899,427)	33,518,864,335
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(17,404,526)
NET ASSETS - 100.0%	33,501,459,809

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	11,169	Jun 2024	1,237,490,297	6,085,746	6,085,746
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6,248	Jun 2024	668,633,625	1,882,462	1,882,462
CBOT Long Term U.S. Treasury Bond Contracts (United States)	585	Jun 2024	70,455,938	1,378,927	1,378,927

TOTAL PURCHASED					9,347,135

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	728	Jun 2024	193,229,400	(1,855,627)	(1,855,627)
ICE E-mini MSCI EAFE Index Contracts (United States)	584	Jun 2024	68,827,320	(736,369)	(736,369)
ICE MSCI Emerging Markets Index Contracts (United States)	3,886	Jun 2024	203,820,700	13,371	13,371

TOTAL SOLD					(2,578,625)

TOTAL FUTURES CONTRACTS					6,768,510
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,247,262.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	55,936,484	719,588,545	736,470,356	2,867,783	521	(520)	39,054,674	0.1%
Total	55,936,484	719,588,545	736,470,356	2,867,783	521	(520)	39,054,674

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	8,290,634	464,009	-	893	32,902	7,860,420
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,278,030,930	570,017,207	155,161,958	48,679,460	(4,645,375)	(76,412,170)	1,611,828,634
Fidelity Series All-Sector Equity Fund	364,361,816	41,452,592	88,392,786	26,218,750	453,897	83,476,449	401,351,968
Fidelity Series Blue Chip Growth Fund	1,003,499,572	49,598,401	374,069,732	5,724,891	58,781,036	370,420,336	1,108,229,613
Fidelity Series Canada Fund	644,411,360	67,444,239	149,131,454	20,832,024	27,350,580	44,265,269	634,339,994
Fidelity Series Commodity Strategy Fund	220,229,861	48,713,753	40,923,164	9,654,003	(23,091,845)	13,000,193	217,928,798
Fidelity Series Emerging Markets Debt Fund	161,310,183	14,554,688	19,606,967	10,354,330	(1,007,858)	12,082,759	167,332,805
Fidelity Series Emerging Markets Debt Local Currency Fund	54,777,484	5,114,608	6,934,109	3,797,076	(419,540)	(353,321)	52,185,122
Fidelity Series Emerging Markets Fund	417,108,713	256,357,342	59,021,331	16,085,691	4,740,759	44,074,869	663,260,352
Fidelity Series Emerging Markets Opportunities Fund	2,899,915,943	117,287,603	582,268,966	76,187,276	(21,883,726)	248,017,554	2,661,068,408
Fidelity Series Floating Rate High Income Fund	30,433,120	3,771,164	4,926,984	2,993,379	(97,253)	706,230	29,886,277
Fidelity Series Government Money Market Fund 5.4%	322,923,734	179,591,653	501,778,803	17,709,586	-	-	736,584
Fidelity Series Growth Company Fund	1,872,115,085	157,078,314	650,180,845	59,158,378	28,174,027	658,446,041	2,065,632,622
Fidelity Series High Income Fund	162,456,505	19,114,857	19,009,347	10,562,707	(181,280)	5,813,501	168,194,236
Fidelity Series International Credit Fund	14,929,258	565,361	532,703	565,361	15,102	726,794	15,703,812
Fidelity Series International Developed Markets Bond Index Fund	1,221,277,452	234,398,414	178,192,249	47,035,699	(6,909,661)	11,137,183	1,281,711,139
Fidelity Series International Growth Fund	1,702,752,619	130,214,409	332,276,590	22,636,169	29,245,391	261,558,211	1,791,494,040
Fidelity Series International Small Cap Fund	465,630,480	69,296,524	84,764,855	17,331,351	1,656,585	48,307,858	500,126,592
Fidelity Series International Value Fund	1,697,518,654	162,189,028	359,716,238	56,375,548	39,529,453	260,523,088	1,800,043,985
Fidelity Series Intrinsic Opportunities Fund	370,452,388	102,278,322	99,576,060	79,684,293	5,782,938	10,057,100	388,994,688
Fidelity Series Investment Grade Bond Fund	6,869,916,480	1,451,150,276	977,026,613	290,408,857	(10,309,179)	(90,141,627)	7,243,589,337
Fidelity Series Large Cap Stock Fund	1,757,994,022	209,472,928	421,544,860	93,825,353	57,537,906	342,027,981	1,945,487,977
Fidelity Series Large Cap Value Index Fund	550,846,719	86,646,088	110,279,324	23,760,600	9,055,656	74,850,543	611,119,682
Fidelity Series Long-Term Treasury Bond Index Fund	1,702,815,861	352,875,452	273,418,348	54,684,423	(40,176,668)	(117,233,216)	1,624,863,081
Fidelity Series Opportunistic Insights Fund	1,115,735,973	38,627,191	338,010,753	11,658,901	25,823,487	389,657,917	1,231,833,815
Fidelity Series Overseas Fund	1,701,106,647	118,896,633	304,949,946	28,796,240	46,407,213	234,831,166	1,796,291,713
Fidelity Series Real Estate Income Fund	54,817,496	3,615,675	27,112,025	2,606,194	(1,139,903)	1,952,196	32,133,439
Fidelity Series Short-Term Credit Fund	450,464	48,218	17,077	14,965	573	9,371	491,549
Fidelity Series Small Cap Core Fund	-	51,663,669	727,218	52,462	75,170	2,795,780	53,807,401
Fidelity Series Small Cap Discovery Fund	160,438,407	18,923,462	43,074,162	4,930,692	3,970,431	29,556,768	169,814,906
Fidelity Series Small Cap Opportunities Fund	539,282,723	46,254,236	140,267,944	5,645,459	18,414,509	108,606,059	572,289,583
Fidelity Series Stock Selector Large Cap Value Fund	1,227,525,438	204,533,406	269,569,848	85,868,118	18,229,524	181,768,569	1,362,487,089
Fidelity Series Value Discovery Fund	1,095,318,166	216,119,321	206,158,171	59,163,300	13,071,248	100,092,174	1,218,442,738
	31,680,383,553	5,036,155,668	6,819,085,439	1,193,001,536	278,454,090	3,254,654,527	33,430,562,399

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	49,247,262	-	49,247,262	-

Domestic Equity Funds	11,347,420,880	11,347,420,880	-	-

International Equity Funds	9,846,625,084	9,846,625,084	-	-

Bond Funds	12,235,288,302	12,235,288,302	-	-

Short-Term Funds	40,282,807	40,282,807	-	-
Total Investments in Securities:	33,518,864,335	33,469,617,073	49,247,262	-
Derivative Instruments: Assets
Futures Contracts	9,360,506	9,360,506	-	-
Total Assets	9,360,506	9,360,506	-	-
Liabilities
Futures Contracts	(2,591,996)	(2,591,996)	-	-
Total Liabilities	(2,591,996)	(2,591,996)	-	-
Total Derivative Instruments:	6,768,510	6,768,510	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	13,371	(2,591,996)
Total Equity Risk	13,371	(2,591,996)
Interest Rate Risk
Futures Contracts (a)	9,347,135	0
Total Interest Rate Risk	9,347,135	0
Total Value of Derivatives	9,360,506	(2,591,996)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2030 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $49,248,648)	$49,247,262
Fidelity Central Funds (cost $39,054,405)	39,054,674
Other affiliated issuers (cost $28,845,596,374)	33,430,562,399

Total Investment in Securities (cost $28,933,899,427)		$33,518,864,335
Receivable for investments sold		283,936,114
Receivable for fund shares sold		36,080,984
Distributions receivable from Fidelity Central Funds		182,110
Other receivables		398,798
Total assets		33,839,462,341
Liabilities
Payable for investments purchased	$293,328,018
Payable for fund shares redeemed	26,354,421
Accrued management fee	15,728,075
Payable for daily variation margin on futures contracts	2,193,220
Other payables and accrued expenses	398,798
Total liabilities		338,002,532
Net Assets		$33,501,459,809
Net Assets consist of:
Paid in capital		$28,885,365,794
Total accumulated earnings (loss)		4,616,094,015
Net Assets		$33,501,459,809

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2030 Fund :
Net Asset Value, offering price and redemption price per share ($13,670,700,639 ÷ 784,957,554 shares)		$17.42
Class K :
Net Asset Value, offering price and redemption price per share ($12,619,957,902 ÷ 725,278,748 shares)		$17.40
Class K6 :
Net Asset Value, offering price and redemption price per share ($7,210,801,268 ÷ 415,908,874 shares)		$17.34
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$871,824,978
Interest		2,720,591
Income from Fidelity Central Funds		2,867,783
Total income		877,413,352
Expenses
Management fee	$181,374,685
Independent trustees' fees and expenses	102,149
Miscellaneous	179,339
Total expenses before reductions	181,656,173
Expense reductions	(30)
Total expenses after reductions		181,656,143
Net Investment income (loss)		695,757,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,451
Redemptions in-kind	247,055,499
Fidelity Central Funds	521
Other affiliated issuers	31,398,591
Futures contracts	(115,196,271)
Capital gain distributions from underlying funds:
Affiliated issuers	321,176,558
Total net realized gain (loss)		484,439,349
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(9,625)
Fidelity Central Funds	(520)
Other affiliated issuers	3,254,654,527
Futures contracts	15,119,281
Total change in net unrealized appreciation (depreciation)		3,269,763,663
Net gain (loss)		3,754,203,012
Net increase (decrease) in net assets resulting from operations		$4,449,960,221
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$695,757,209	$827,338,034
Net realized gain (loss)	484,439,349	363,736,987
Change in net unrealized appreciation (depreciation)	3,269,763,663	(3,626,754,577)
Net increase (decrease) in net assets resulting from operations	4,449,960,221	(2,435,679,556)
Distributions to shareholders	(650,971,182)	(2,984,293,225)

Share transactions - net increase (decrease)	(2,080,386,591)	743,783,730
Total increase (decrease) in net assets	1,718,602,448	(4,676,189,051)

Net Assets
Beginning of period	31,782,857,361	36,459,046,412
End of period	$33,501,459,809	$31,782,857,361

Financial Highlights
Fidelity Freedom® 2030 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.49	$18.18	$19.92	$14.98	$17.20
Income from Investment Operations
Net investment income (loss) A,B	.33	.39	.45	.19	.29
Net realized and unrealized gain (loss)	1.91	(1.61)	(.08)	5.95	(1.30)
Total from investment operations	2.24	(1.22)	.37	6.14	(1.01)
Distributions from net investment income	(.30)	(.38)	(.46)	(.21)	(.30)
Distributions from net realized gain	(.01)	(1.09)	(1.65)	(1.00)	(.92)
Total distributions	(.31)	(1.47)	(2.11)	(1.20) C	(1.21) C
Net asset value, end of period	$17.42	$15.49	$18.18	$19.92	$14.98
Total Return D	14.56%	(6.46)%	1.41%	42.14%	(6.69)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.66%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.65%	.66%	.67%	.68%	.69%
Expenses net of all reductions	.65%	.66%	.67%	.68%	.69%
Net investment income (loss)	2.08%	2.52%	2.26%	1.06%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$13,670,701	$14,893,431	$16,667,165	$16,799,087	$11,724,021
Portfolio turnover rate G	16 % H	25% H	33%	26%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2030 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.49	$18.17	$19.90	$14.97	$17.18
Income from Investment Operations
Net investment income (loss) A,B	.35	.40	.47	.21	.30
Net realized and unrealized gain (loss)	1.89	(1.60)	(.08)	5.94	(1.29)
Total from investment operations	2.24	(1.20)	.39	6.15	(.99)
Distributions from net investment income	(.33)	(.39)	(.47)	(.22)	(.31)
Distributions from net realized gain	(.01)	(1.10)	(1.65)	(1.00)	(.92)
Total distributions	(.33) C	(1.48) C	(2.12)	(1.22)	(1.22) C
Net asset value, end of period	$17.40	$15.49	$18.17	$19.90	$14.97
Total Return D	14.58%	(6.33)%	1.52%	42.20%	(6.57)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.57%	.57%	.58%	.59%	.59%
Expenses net of fee waivers, if any	.57%	.57%	.58%	.59%	.59%
Expenses net of all reductions	.57%	.57%	.58%	.59%	.59%
Net investment income (loss)	2.17%	2.61%	2.35%	1.15%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$12,619,958	$11,055,552	$14,350,456	$17,173,513	$13,601,568
Portfolio turnover rate G	16 % H	25% H	33%	26%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2030 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.43	$18.12	$19.86	$14.94	$17.17
Income from Investment Operations
Net investment income (loss) A,B	.38	.42	.49	.23	.33
Net realized and unrealized gain (loss)	1.89	(1.60)	(.07)	5.94	(1.30)
Total from investment operations	2.27	(1.18)	.42	6.17	(.97)
Distributions from net investment income	(.35)	(.42)	(.50)	(.25)	(.34)
Distributions from net realized gain	(.01)	(1.10)	(1.66)	(1.00)	(.92)
Total distributions	(.36)	(1.51) C	(2.16)	(1.25)	(1.26)
Net asset value, end of period	$17.34	$15.43	$18.12	$19.86	$14.94
Total Return D	14.82%	(6.25)%	1.64%	42.45%	(6.52)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.45%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.37%	.45%	.46%	.46%	.47%
Expenses net of all reductions	.37%	.45%	.46%	.46%	.47%
Net investment income (loss)	2.36%	2.73%	2.47%	1.28%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$7,210,801	$5,833,874	$5,441,425	$4,997,702	$3,208,497
Portfolio turnover rate G	16 % H	25% H	33%	26%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2035 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	15.1
Fidelity Series Emerging Markets Opportunities Fund	8.9
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series International Value Fund	6.3
Fidelity Series Overseas Fund	6.3
Fidelity Series International Growth Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Stock Selector Large Cap Value Fund	4.9
Fidelity Series Opportunistic Insights Fund	4.4
71.8

Asset Allocation (% of Fund's net assets)

Futures - 4.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/27/24 (b) (Cost $41,366,833)	41,540,000	41,365,714

Domestic Equity Funds - 40.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	34,369,365	405,558,501
Fidelity Series Blue Chip Growth Fund (c)	61,961,049	1,119,636,150
Fidelity Series Commodity Strategy Fund (c)	1,950,709	184,517,603
Fidelity Series Growth Company Fund (c)	92,605,577	2,087,329,706
Fidelity Series Intrinsic Opportunities Fund (c)	33,012,413	392,847,717
Fidelity Series Large Cap Stock Fund (c)	89,757,260	1,965,684,002
Fidelity Series Large Cap Value Index Fund (c)	38,557,569	617,306,678
Fidelity Series Opportunistic Insights Fund (c)	55,684,550	1,245,106,534
Fidelity Series Small Cap Core Fund (c)	4,661,621	55,007,130
Fidelity Series Small Cap Discovery Fund (c)	13,518,323	171,682,705
Fidelity Series Small Cap Opportunities Fund (c)	37,807,021	578,069,350
Fidelity Series Stock Selector Large Cap Value Fund (c)	98,045,832	1,376,563,488
Fidelity Series Value Discovery Fund (c)	77,796,075	1,231,511,871
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,551,234,185)		11,430,821,435

International Equity Funds - 33.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	41,061,216	629,057,822
Fidelity Series Emerging Markets Fund (c)	71,657,400	627,718,827
Fidelity Series Emerging Markets Opportunities Fund (c)	141,079,247	2,516,853,758
Fidelity Series International Growth Fund (c)	95,414,362	1,776,615,414
Fidelity Series International Small Cap Fund (c)	24,048,920	421,096,590
Fidelity Series International Value Fund (c)	141,786,015	1,785,085,926
Fidelity Series Overseas Fund (c)	126,607,578	1,781,368,629
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,462,289,448)		9,537,796,966

Bond Funds - 25.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	957,910	9,148,038
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	23,969,795	182,170,440
Fidelity Series Emerging Markets Debt Fund (c)	18,055,127	141,913,296
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,888,032	43,943,406
Fidelity Series Floating Rate High Income Fund (c)	2,544,855	23,030,938
Fidelity Series High Income Fund (c)	16,905,357	143,019,320
Fidelity Series International Credit Fund (c)	1,264,935	10,321,866
Fidelity Series International Developed Markets Bond Index Fund (c)	97,566,360	851,754,326
Fidelity Series Investment Grade Bond Fund (c)	428,234,622	4,260,934,485
Fidelity Series Long-Term Treasury Bond Index Fund (c)	262,592,131	1,478,393,697
Fidelity Series Real Estate Income Fund (c)	2,758,797	26,705,154
TOTAL BOND FUNDS (Cost $8,185,119,157)		7,171,334,966

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	28,988,520	28,994,318
Fidelity Series Government Money Market Fund 5.4% (c)(e)	595,405	595,405
Fidelity Series Short-Term Credit Fund (c)	93,412	920,112
TOTAL SHORT-TERM FUNDS (Cost $30,483,965)		30,509,835

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,270,493,588)	28,211,828,916
NET OTHER ASSETS (LIABILITIES) - 0.0%	(11,767,198)
NET ASSETS - 100.0%	28,200,061,718

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	9,399	Jun 2024	1,041,379,828	5,056,419	5,056,419
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5,258	Jun 2024	562,688,156	1,557,021	1,557,021
CBOT Long Term U.S. Treasury Bond Contracts (United States)	492	Jun 2024	59,255,250	1,159,713	1,159,713

TOTAL PURCHASED					7,773,153

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	624	Jun 2024	165,625,200	(1,585,417)	(1,585,417)
ICE E-mini MSCI EAFE Index Contracts (United States)	461	Jun 2024	54,331,155	(637,235)	(637,235)
ICE MSCI Emerging Markets Index Contracts (United States)	3,338	Jun 2024	175,078,100	11,486	11,486

TOTAL SOLD					(2,211,166)

TOTAL FUTURES CONTRACTS					5,561,987
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $41,365,714.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	43,794,696	581,491,930	596,292,308	2,271,782	-	-	28,994,318	0.1%
Total	43,794,696	581,491,930	596,292,308	2,271,782	-	-	28,994,318

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	9,470,755	361,752	-	765	38,270	9,148,038
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	22,672,904	170,028,258	9,025,569	3,383,577	(1,223,430)	(281,723)	182,170,440
Fidelity Series All-Sector Equity Fund	356,801,700	48,614,930	83,448,707	26,282,377	(1,005,147)	84,595,725	405,558,501
Fidelity Series Blue Chip Growth Fund	981,689,947	68,054,624	357,427,155	5,694,805	48,906,529	378,412,205	1,119,636,150
Fidelity Series Canada Fund	602,262,413	79,474,839	121,903,102	20,202,110	22,668,483	46,555,189	629,057,822
Fidelity Series Commodity Strategy Fund	173,288,143	50,207,726	31,023,947	7,800,126	(10,680,339)	2,726,020	184,517,603
Fidelity Series Emerging Markets Debt Fund	124,927,161	20,737,544	12,899,562	8,260,911	(3,275)	9,151,428	141,913,296
Fidelity Series Emerging Markets Debt Local Currency Fund	42,641,714	6,049,744	4,064,103	3,112,862	(170,200)	(513,749)	43,943,406
Fidelity Series Emerging Markets Fund	367,776,152	256,475,106	42,096,424	14,810,384	2,397,303	43,166,690	627,718,827
Fidelity Series Emerging Markets Opportunities Fund	2,594,951,437	142,814,244	428,059,914	69,987,505	(32,012,169)	239,160,160	2,516,853,758
Fidelity Series Floating Rate High Income Fund	19,105,684	5,811,268	2,290,308	1,995,158	21,492	382,802	23,030,938
Fidelity Series Government Money Market Fund 5.4%	257,302,128	154,699,900	411,406,623	14,267,232	-	-	595,405
Fidelity Series Growth Company Fund	1,830,928,003	189,997,957	617,299,042	59,146,533	15,108,828	668,593,960	2,087,329,706
Fidelity Series High Income Fund	125,581,583	25,338,122	12,647,879	8,603,086	(14,266)	4,761,760	143,019,320
Fidelity Series International Credit Fund	9,813,024	371,263	349,344	371,264	9,206	477,717	10,321,866
Fidelity Series International Developed Markets Bond Index Fund	649,238,229	268,819,041	71,496,384	27,472,049	(580,617)	5,774,057	851,754,326
Fidelity Series International Growth Fund	1,591,415,433	160,111,972	259,442,102	21,952,594	36,803,898	247,726,213	1,776,615,414
Fidelity Series International Small Cap Fund	436,798,025	34,443,182	85,564,947	14,235,645	(5,412,614)	40,832,944	421,096,590
Fidelity Series International Value Fund	1,584,880,465	206,590,746	297,320,388	54,676,451	30,441,038	260,494,065	1,785,085,926
Fidelity Series Intrinsic Opportunities Fund	367,219,367	102,651,646	93,220,238	79,272,219	3,347,949	12,848,993	392,847,717
Fidelity Series Investment Grade Bond Fund	3,349,391,106	1,359,807,354	403,286,032	155,836,368	871,926	(45,849,869)	4,260,934,485
Fidelity Series Large Cap Stock Fund	1,719,103,667	235,694,607	388,212,998	93,530,307	53,042,346	346,056,380	1,965,684,002
Fidelity Series Large Cap Value Index Fund	538,887,400	90,995,809	96,614,597	23,763,344	8,332,361	75,705,705	617,306,678
Fidelity Series Long-Term Treasury Bond Index Fund	1,436,753,556	378,752,878	203,318,759	47,727,568	(10,499,072)	(123,294,906)	1,478,393,697
Fidelity Series Opportunistic Insights Fund	1,091,160,624	64,840,987	325,364,876	11,654,093	18,220,086	396,249,713	1,245,106,534
Fidelity Series Overseas Fund	1,589,841,661	154,220,734	237,146,150	27,926,827	27,155,558	247,296,826	1,781,368,629
Fidelity Series Real Estate Income Fund	42,623,869	3,816,961	20,258,891	2,175,812	(1,890,858)	2,414,073	26,705,154
Fidelity Series Short-Term Credit Fund	862,326	71,091	31,929	27,989	1,035	17,589	920,112
Fidelity Series Small Cap Core Fund	-	52,744,625	668,184	51,439	72,382	2,858,307	55,007,130
Fidelity Series Small Cap Discovery Fund	157,185,526	23,565,490	42,923,383	4,922,782	3,469,963	30,385,109	171,682,705
Fidelity Series Small Cap Opportunities Fund	527,582,908	57,600,103	134,577,497	5,620,807	10,584,567	116,879,269	578,069,350
Fidelity Series Stock Selector Large Cap Value Fund	1,200,468,605	221,418,872	245,184,517	86,073,140	16,612,138	183,248,390	1,376,563,488
Fidelity Series Value Discovery Fund	1,071,220,486	228,962,214	181,805,131	59,201,079	12,997,588	100,136,714	1,231,511,871
	24,864,375,246	4,873,254,592	5,220,740,434	960,038,443	247,573,454	3,377,006,026	28,141,468,884

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	41,365,714	-	41,365,714	-

Domestic Equity Funds	11,430,821,435	11,430,821,435	-	-

International Equity Funds	9,537,796,966	9,537,796,966	-	-

Bond Funds	7,171,334,966	7,171,334,966	-	-

Short-Term Funds	30,509,835	30,509,835	-	-
Total Investments in Securities:	28,211,828,916	28,170,463,202	41,365,714	-
Derivative Instruments: Assets
Futures Contracts	7,784,639	7,784,639	-	-
Total Assets	7,784,639	7,784,639	-	-
Liabilities
Futures Contracts	(2,222,652)	(2,222,652)	-	-
Total Liabilities	(2,222,652)	(2,222,652)	-	-
Total Derivative Instruments:	5,561,987	5,561,987	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	11,486	(2,222,652)
Total Equity Risk	11,486	(2,222,652)
Interest Rate Risk
Futures Contracts (a)	7,773,153	0
Total Interest Rate Risk	7,773,153	0
Total Value of Derivatives	7,784,639	(2,222,652)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2035 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $41,366,833)	$41,365,714
Fidelity Central Funds (cost $28,994,318)	28,994,318
Other affiliated issuers (cost $23,200,132,437)	28,141,468,884

Total Investment in Securities (cost $23,270,493,588)		$28,211,828,916
Receivable for investments sold		234,741,242
Receivable for fund shares sold		36,514,638
Distributions receivable from Fidelity Central Funds		137,237
Other receivables		220,174
Total assets		28,483,442,207
Liabilities
Payable for investments purchased	$250,999,575
Payable for fund shares redeemed	16,437,137
Accrued management fee	13,892,467
Payable for daily variation margin on futures contracts	1,831,209
Other payables and accrued expenses	220,101
Total liabilities		283,380,489
Net Assets		$28,200,061,718
Net Assets consist of:
Paid in capital		$23,265,295,745
Total accumulated earnings (loss)		4,934,765,973
Net Assets		$28,200,061,718

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2035 Fund :
Net Asset Value, offering price and redemption price per share ($10,379,604,286 ÷ 672,091,628 shares)		$15.44
Class K :
Net Asset Value, offering price and redemption price per share ($10,860,421,837 ÷ 704,196,705 shares)		$15.42
Class K6 :
Net Asset Value, offering price and redemption price per share ($6,960,035,595 ÷ 452,584,661 shares)		$15.38
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$640,352,449
Interest		2,208,655
Income from Fidelity Central Funds		2,271,782
Total income		644,832,886
Expenses
Management fee	$154,704,006
Independent trustees' fees and expenses	81,954
Miscellaneous	161,599
Total expenses before reductions	154,947,559
Expense reductions	(4)
Total expenses after reductions		154,947,555
Net Investment income (loss)		489,885,331
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,430
Redemptions in-kind	233,459,427
Affiliated issuers	14,114,027
Futures contracts	(91,600,448)
Capital gain distributions from underlying funds:
Affiliated issuers	319,685,994
Total net realized gain (loss)		475,668,430
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(9,881)
Affiliated issuers	3,377,006,026
Futures contracts	11,553,119
Total change in net unrealized appreciation (depreciation)		3,388,549,264
Net gain (loss)		3,864,217,694
Net increase (decrease) in net assets resulting from operations		$4,354,103,025
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$489,885,331	$550,538,778
Net realized gain (loss)	475,668,430	480,892,606
Change in net unrealized appreciation (depreciation)	3,388,549,264	(2,867,961,088)
Net increase (decrease) in net assets resulting from operations	4,354,103,025	(1,836,529,704)
Distributions to shareholders	(539,187,948)	(2,500,369,046)

Share transactions - net increase (decrease)	(559,230,749)	1,741,053,653
Total increase (decrease) in net assets	3,255,684,328	(2,595,845,097)

Net Assets
Beginning of period	24,944,377,390	27,540,222,487
End of period	$28,200,061,718	$24,944,377,390

Financial Highlights
Fidelity Freedom® 2035 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.39	$15.89	$17.36	$12.21	$14.42
Income from Investment Operations
Net investment income (loss) A,B	.25	.29	.37	.16	.23
Net realized and unrealized gain (loss)	2.07	(1.38)	.13	5.97	(1.42)
Total from investment operations	2.32	(1.09)	.50	6.13	(1.19)
Distributions from net investment income	(.23)	(.29)	(.39)	(.18)	(.23)
Distributions from net realized gain	(.04)	(1.12)	(1.58)	(.81)	(.79)
Total distributions	(.27)	(1.41)	(1.97)	(.98) C	(1.02)
Net asset value, end of period	$15.44	$13.39	$15.89	$17.36	$12.21
Total Return D	17.48%	(6.56)%	2.38%	51.68%	(9.25)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.70%	.71% G	.72%	.73%
Expenses net of fee waivers, if any	.70%	.70%	.71% G	.72%	.73%
Expenses net of all reductions	.70%	.70%	.71% G	.72%	.73%
Net investment income (loss)	1.79%	2.17%	2.14%	1.02%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$10,379,604	$10,760,152	$11,630,509	$11,467,913	$7,408,043
Portfolio turnover rate H	17 % I	23% I	30%	24%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2035 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.38	$15.87	$17.33	$12.19	$14.40
Income from Investment Operations
Net investment income (loss) A,B	.26	.30	.39	.17	.24
Net realized and unrealized gain (loss)	2.07	(1.37)	.13	5.96	(1.42)
Total from investment operations	2.33	(1.07)	.52	6.13	(1.18)
Distributions from net investment income	(.26)	(.29)	(.40)	(.19)	(.24)
Distributions from net realized gain	(.04)	(1.13)	(1.58)	(.81)	(.79)
Total distributions	(.29) C	(1.42)	(1.98)	(.99) C	(1.03)
Net asset value, end of period	$15.42	$13.38	$15.87	$17.33	$12.19
Total Return D	17.61%	(6.44)%	2.49%	51.80%	(9.19)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60%	.61%	.61% G	.62%	.63%
Expenses net of fee waivers, if any	.60%	.61%	.61% G	.62%	.63%
Expenses net of all reductions	.60%	.61%	.61% G	.62%	.63%
Net investment income (loss)	1.88%	2.27%	2.23%	1.12%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$10,860,422	$9,010,345	$11,216,392	$13,070,819	$9,620,448
Portfolio turnover rate H	17 % I	23% I	30%	24%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2035 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.34	$15.84	$17.31	$12.17	$14.39
Income from Investment Operations
Net investment income (loss) A,B	.29	.32	.41	.19	.26
Net realized and unrealized gain (loss)	2.07	(1.37)	.12	5.97	(1.42)
Total from investment operations	2.36	(1.05)	.53	6.16	(1.16)
Distributions from net investment income	(.28)	(.31)	(.43)	(.21)	(.26)
Distributions from net realized gain	(.04)	(1.13)	(1.58)	(.82)	(.80)
Total distributions	(.32)	(1.45) C	(2.00) C	(1.02) C	(1.06)
Net asset value, end of period	$15.38	$13.34	$15.84	$17.31	$12.17
Total Return D	17.86%	(6.33)%	2.60%	52.14%	(9.08)%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.41%	.47%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.41%	.47%	.48%	.48%	.49%
Expenses net of all reductions	.41%	.47%	.48%	.48%	.49%
Net investment income (loss)	2.07%	2.40%	2.37%	1.26%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$6,960,036	$5,173,880	$4,693,321	$4,352,870	$2,606,617
Portfolio turnover rate G	17 % H	23% H	30%	24%	31%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2040 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Growth Company Fund	9.0
Fidelity Series Large Cap Stock Fund	8.4
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Opportunistic Insights Fund	5.3
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
71.9

Asset Allocation (% of Fund's net assets)

Futures - 4.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/20/24 (b) (Cost $40,677,166)	40,840,000	40,675,988

Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	42,591,639	502,581,335
Fidelity Series Blue Chip Growth Fund (c)	76,755,353	1,386,969,227
Fidelity Series Commodity Strategy Fund (c)	2,021,695	191,232,171
Fidelity Series Growth Company Fund (c)	114,759,583	2,586,681,005
Fidelity Series Intrinsic Opportunities Fund (c)	40,943,769	487,230,846
Fidelity Series Large Cap Stock Fund (c)	111,248,447	2,436,340,988
Fidelity Series Large Cap Value Index Fund (c)	47,806,663	765,384,682
Fidelity Series Opportunistic Insights Fund (c)	68,982,739	1,542,454,054
Fidelity Series Small Cap Core Fund (c)	5,806,976	68,522,316
Fidelity Series Small Cap Discovery Fund (c)	16,734,827	212,532,303
Fidelity Series Small Cap Opportunities Fund (c)	46,838,858	716,166,146
Fidelity Series Stock Selector Large Cap Value Fund (c)	121,528,719	1,706,263,209
Fidelity Series Value Discovery Fund (c)	96,372,648	1,525,579,016
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,497,678,834)		14,127,937,298

International Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	50,000,755	766,011,562
Fidelity Series Emerging Markets Fund (c)	83,218,797	728,996,659
Fidelity Series Emerging Markets Opportunities Fund (c)	164,240,228	2,930,045,676
Fidelity Series International Growth Fund (c)	116,211,679	2,163,861,459
Fidelity Series International Small Cap Fund (c)	24,388,803	427,047,943
Fidelity Series International Value Fund (c)	172,703,172	2,174,332,933
Fidelity Series Overseas Fund (c)	154,202,764	2,169,632,884
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,026,958,526)		11,359,929,116

Bond Funds - 11.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,420,136	13,562,294
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,845,588	14,026,472
Fidelity Series Emerging Markets Debt Fund (c)	18,575,452	146,003,052
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	5,183,758	46,601,981
Fidelity Series Floating Rate High Income Fund (c)	3,063,170	27,721,692
Fidelity Series High Income Fund (c)	17,639,106	149,226,841
Fidelity Series International Credit Fund (c)	1,223,422	9,983,120
Fidelity Series International Developed Markets Bond Index Fund (c)	28,931,172	252,569,129
Fidelity Series Investment Grade Bond Fund (c)	110,376,351	1,098,244,693
Fidelity Series Long-Term Treasury Bond Index Fund (c)	270,740,635	1,524,269,777
Fidelity Series Real Estate Income Fund (c)	2,867,459	27,757,005
TOTAL BOND FUNDS (Cost $3,898,460,584)		3,309,966,056

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	30,292,171	30,298,230
Fidelity Series Government Money Market Fund 5.4% (c)(e)	512,115	512,115
Fidelity Series Short-Term Credit Fund (c)	83,195	819,466
TOTAL SHORT-TERM FUNDS (Cost $31,606,976)		31,629,811

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,495,382,086)	28,870,138,269
NET OTHER ASSETS (LIABILITIES) - 0.0%	(13,204,867)
NET ASSETS - 100.0%	28,856,933,402

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	9,622	Jun 2024	1,066,087,531	5,118,174	5,118,174
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5,382	Jun 2024	575,958,094	1,576,829	1,576,829
CBOT Long Term U.S. Treasury Bond Contracts (United States)	504	Jun 2024	60,700,500	1,187,999	1,187,999

TOTAL PURCHASED					7,883,002

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	646	Jun 2024	171,464,550	(1,530,669)	(1,530,669)
ICE E-mini MSCI EAFE Index Contracts (United States)	394	Jun 2024	46,434,870	(263,911)	(263,911)
ICE MSCI Emerging Markets Index Contracts (United States)	3,366	Jun 2024	176,546,700	11,582	11,582

TOTAL SOLD					(1,782,998)

TOTAL FUTURES CONTRACTS					6,100,004
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $40,675,988.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	46,803,647	586,167,485	602,672,903	2,289,822	19	(18)	30,298,230	0.1%
Total	46,803,647	586,167,485	602,672,903	2,289,822	19	(18)	30,298,230

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	13,837,632	332,466	-	361	56,767	13,562,294
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	22,528,515	1,793,048	9,074,898	703,629	(2,136,153)	915,960	14,026,472
Fidelity Series All-Sector Equity Fund	429,762,477	59,725,181	88,461,539	32,192,099	(1,093,704)	102,648,920	502,581,335
Fidelity Series Blue Chip Growth Fund	1,182,629,209	85,008,287	401,062,006	6,964,299	51,594,455	468,799,282	1,386,969,227
Fidelity Series Canada Fund	702,661,060	115,832,148	134,954,153	24,117,473	27,189,134	55,283,373	766,011,562
Fidelity Series Commodity Strategy Fund	174,865,068	55,957,570	31,788,527	7,836,705	(10,330,173)	2,528,233	191,232,171
Fidelity Series Emerging Markets Debt Fund	123,461,750	26,204,442	12,937,024	8,326,947	(387,062)	9,660,946	146,003,052
Fidelity Series Emerging Markets Debt Local Currency Fund	42,140,390	9,473,359	4,269,112	3,112,904	(167,595)	(575,061)	46,601,981
Fidelity Series Emerging Markets Fund	412,393,930	310,647,754	46,849,362	17,076,964	2,652,179	50,152,158	728,996,659
Fidelity Series Emerging Markets Opportunities Fund	2,923,990,411	208,659,574	435,719,962	79,510,562	(36,887,562)	270,003,215	2,930,045,676
Fidelity Series Floating Rate High Income Fund	23,689,429	6,492,086	2,954,173	2,436,257	16,591	477,759	27,721,692
Fidelity Series Government Money Market Fund 5.4%	258,254,951	165,076,350	422,819,186	14,254,419	-	-	512,115
Fidelity Series Growth Company Fund	2,205,786,964	261,352,429	714,355,949	72,412,802	(5,927,627)	839,825,188	2,586,681,005
Fidelity Series High Income Fund	124,701,947	33,015,780	13,285,360	8,659,901	(48,681)	4,843,155	149,226,841
Fidelity Series International Credit Fund	9,566,310	361,410	416,772	361,410	10,442	461,730	9,983,120
Fidelity Series International Developed Markets Bond Index Fund	110,042,256	158,485,572	18,198,696	6,135,955	(96,341)	2,336,338	252,569,129
Fidelity Series International Growth Fund	1,856,694,981	220,962,355	253,496,983	26,207,032	47,898,384	291,802,722	2,163,861,459
Fidelity Series International Small Cap Fund	507,488,462	35,343,200	145,346,964	14,323,938	(10,189,419)	39,752,664	427,047,943
Fidelity Series International Value Fund	1,851,191,748	288,061,364	311,849,926	65,276,576	34,968,649	311,961,098	2,174,332,933
Fidelity Series Intrinsic Opportunities Fund	445,678,393	123,551,396	101,644,007	96,837,035	2,795,066	16,849,998	487,230,846
Fidelity Series Investment Grade Bond Fund	603,858,893	646,238,761	146,700,808	35,877,108	(5,303,247)	151,094	1,098,244,693
Fidelity Series Large Cap Stock Fund	2,071,193,457	269,876,452	390,763,455	114,528,652	59,646,324	426,388,210	2,436,340,988
Fidelity Series Large Cap Value Index Fund	649,253,483	111,904,222	98,133,041	29,087,048	10,409,474	91,950,544	765,384,682
Fidelity Series Long-Term Treasury Bond Index Fund	1,441,509,439	407,001,592	187,663,726	48,261,739	(1,599,031)	(134,978,497)	1,524,269,777
Fidelity Series Opportunistic Insights Fund	1,314,637,181	79,253,287	356,737,985	14,263,667	13,272,908	492,028,663	1,542,454,054
Fidelity Series Overseas Fund	1,854,872,187	233,345,956	246,919,155	33,340,392	31,813,351	296,520,545	2,169,632,884
Fidelity Series Real Estate Income Fund	41,125,817	5,103,929	18,900,989	2,183,684	(1,733,158)	2,161,406	27,757,005
Fidelity Series Short-Term Credit Fund	769,663	68,182	35,045	25,056	1,164	15,502	819,466
Fidelity Series Small Cap Core Fund	-	66,520,434	1,840,169	62,301	86,191	3,755,860	68,522,316
Fidelity Series Small Cap Discovery Fund	189,377,100	28,875,549	47,039,527	6,020,422	3,403,920	37,915,261	212,532,303
Fidelity Series Small Cap Opportunities Fund	635,631,562	71,240,729	145,764,552	6,873,277	11,152,065	143,906,342	716,166,146
Fidelity Series Stock Selector Large Cap Value Fund	1,446,348,890	275,077,999	258,399,179	105,489,193	18,748,644	224,486,855	1,706,263,209
Fidelity Series Value Discovery Fund	1,290,628,669	298,047,554	200,637,844	72,491,861	17,803,222	119,737,415	1,525,579,016
	24,946,734,592	4,672,395,583	5,249,352,540	955,251,307	257,562,771	4,171,823,645	28,799,164,051

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	40,675,988	-	40,675,988	-

Domestic Equity Funds	14,127,937,298	14,127,937,298	-	-

International Equity Funds	11,359,929,116	11,359,929,116	-	-

Bond Funds	3,309,966,056	3,309,966,056	-	-

Short-Term Funds	31,629,811	31,629,811	-	-
Total Investments in Securities:	28,870,138,269	28,829,462,281	40,675,988	-
Derivative Instruments: Assets
Futures Contracts	7,894,584	7,894,584	-	-
Total Assets	7,894,584	7,894,584	-	-
Liabilities
Futures Contracts	(1,794,580)	(1,794,580)	-	-
Total Liabilities	(1,794,580)	(1,794,580)	-	-
Total Derivative Instruments:	6,100,004	6,100,004	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	11,582	(1,794,580)
Total Equity Risk	11,582	(1,794,580)
Interest Rate Risk
Futures Contracts (a)	7,883,002	0
Total Interest Rate Risk	7,883,002	0
Total Value of Derivatives	7,894,584	(1,794,580)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2040 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $40,677,166)	$40,675,988
Fidelity Central Funds (cost $30,298,230)	30,298,230
Other affiliated issuers (cost $22,424,406,690)	28,799,164,051

Total Investment in Securities (cost $22,495,382,086)		$28,870,138,269
Receivable for investments sold		174,872,451
Receivable for fund shares sold		32,589,444
Distributions receivable from Fidelity Central Funds		139,202
Other receivables		190,826
Total assets		29,077,930,192
Liabilities
Payable for investments purchased	$188,970,339
Payable for fund shares redeemed	14,911,494
Accrued management fee	15,070,835
Payable for daily variation margin on futures contracts	1,853,309
Other payables and accrued expenses	190,813
Total liabilities		220,996,790
Net Assets		$28,856,933,402
Net Assets consist of:
Paid in capital		$22,547,694,707
Total accumulated earnings (loss)		6,309,238,695
Net Assets		$28,856,933,402

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2040 Fund :
Net Asset Value, offering price and redemption price per share ($11,022,439,874 ÷ 975,647,748 shares)		$11.30
Class K :
Net Asset Value, offering price and redemption price per share ($10,876,257,592 ÷ 962,296,270 shares)		$11.30
Class K6 :
Net Asset Value, offering price and redemption price per share ($6,958,235,936 ÷ 618,464,518 shares)		$11.25
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$565,143,322
Interest		2,209,094
Income from Fidelity Central Funds		2,289,822
Total income		569,642,238
Expenses
Management fee	$165,976,120
Independent trustees' fees and expenses	82,543
Miscellaneous	192,425
Total expenses before reductions	166,251,088
Expense reductions	(7)
Total expenses after reductions		166,251,081
Net Investment income (loss)		403,391,157
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,937
Redemptions in-kind	335,538,186
Fidelity Central Funds	19
Other affiliated issuers	(77,975,415)
Futures contracts	(94,525,145)
Capital gain distributions from underlying funds:
Affiliated issuers	390,107,985
Total net realized gain (loss)		553,155,567
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(10,701)
Fidelity Central Funds	(18)
Other affiliated issuers	4,171,823,645
Futures contracts	11,599,346
Total change in net unrealized appreciation (depreciation)		4,183,412,272
Net gain (loss)		4,736,567,839
Net increase (decrease) in net assets resulting from operations		$5,139,958,996
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$403,391,157	$509,900,527
Net realized gain (loss)	553,155,567	569,481,659
Change in net unrealized appreciation (depreciation)	4,183,412,272	(2,991,331,951)
Net increase (decrease) in net assets resulting from operations	5,139,958,996	(1,911,949,765)
Distributions to shareholders	(500,907,731)	(2,746,414,059)

Share transactions - net increase (decrease)	(811,707,783)	1,790,132,809
Total increase (decrease) in net assets	3,827,343,482	(2,868,231,015)

Net Assets
Beginning of period	25,029,589,920	27,897,820,935
End of period	$28,856,933,402	$25,029,589,920

Financial Highlights
Fidelity Freedom® 2040 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$11.41	$12.43	$8.40	$10.09
Income from Investment Operations
Net investment income (loss) A,B	.14	.19	.26	.10	.15
Net realized and unrealized gain (loss)	1.83	(.99)	.19	4.60	(1.13)
Total from investment operations	1.97	(.80)	.45	4.70	(.98)
Distributions from net investment income	(.14)	(.19)	(.28)	(.12)	(.16)
Distributions from net realized gain	(.04)	(.91)	(1.20)	(.54)	(.55)
Total distributions	(.18)	(1.10)	(1.47) C	(.67) C	(.71)
Net asset value, end of period	$11.30	$9.51	$11.41	$12.43	$8.40
Total Return D	20.90%	(6.69)%	3.14%	57.59%	(10.80)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.74%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.44%	1.99%	2.09%	.95%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$11,022,440	$10,829,761	$11,819,799	$11,610,621	$7,378,482
Portfolio turnover rate G	16 % H	24% H	29%	22%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2040 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.52	$11.42	$12.42	$8.39	$10.08
Income from Investment Operations
Net investment income (loss) A,B	.15	.20	.27	.11	.16
Net realized and unrealized gain (loss)	1.82	(1.00)	.21	4.59	(1.13)
Total from investment operations	1.97	(.80)	.48	4.70	(.97)
Distributions from net investment income	(.15)	(.19)	(.28)	(.13)	(.17)
Distributions from net realized gain	(.04)	(.91)	(1.20)	(.54)	(.55)
Total distributions	(.19)	(1.10)	(1.48)	(.67)	(.72)
Net asset value, end of period	$11.30	$9.52	$11.42	$12.42	$8.39
Total Return C	20.94%	(6.61)%	3.36%	57.77%	(10.76)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.64%	.64%	.64% F	.64%	.64%
Expenses net of fee waivers, if any	.64%	.64%	.64% F	.64%	.64%
Expenses net of all reductions	.64%	.64%	.64% F	.64%	.64%
Net investment income (loss)	1.54%	2.09%	2.20%	1.05%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$10,876,258	$8,990,459	$11,362,816	$13,396,654	$9,581,184
Portfolio turnover rate G	16 % H	24% H	29%	22%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2040 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.47	$11.37	$12.38	$8.37	$10.06
Income from Investment Operations
Net investment income (loss) A,B	.17	.21	.29	.13	.18
Net realized and unrealized gain (loss)	1.82	(.99)	.20	4.57	(1.13)
Total from investment operations	1.99	(.78)	.49	4.70	(.95)
Distributions from net investment income	(.17)	(.21)	(.31)	(.15)	(.18)
Distributions from net realized gain	(.04)	(.92)	(1.20)	(.55)	(.56)
Total distributions	(.21)	(1.12) C	(1.50) C	(.69) C	(.74)
Net asset value, end of period	$11.25	$9.47	$11.37	$12.38	$8.37
Total Return D	21.22%	(6.46)%	3.47%	57.95%	(10.58)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.44%	.49%	.49% G	.49%	.49%
Expenses net of fee waivers, if any	.44%	.49%	.49% G	.49%	.49%
Expenses net of all reductions	.44%	.49%	.49% G	.49%	.49%
Net investment income (loss)	1.74%	2.24%	2.35%	1.20%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$6,958,236	$5,209,370	$4,715,207	$4,133,969	$2,393,289
Portfolio turnover rate H	16 % I	24% I	29%	22%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2045 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.6
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series International Value Fund	8.0
Fidelity Series Overseas Fund	8.0
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.7
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Blue Chip Growth Fund	5.1
75.8

Asset Allocation (% of Fund's net assets)

Futures - 5.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/20/24 (b) (Cost $30,858,604)	31,000,000	30,857,698

Domestic Equity Funds - 52.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	32,090,585	378,668,898
Fidelity Series Blue Chip Growth Fund (c)	58,030,197	1,048,605,659
Fidelity Series Commodity Strategy Fund (c)	1,431,072	135,365,086
Fidelity Series Growth Company Fund (c)	86,841,392	1,957,404,972
Fidelity Series Intrinsic Opportunities Fund (c)	30,954,610	368,359,861
Fidelity Series Large Cap Stock Fund (c)	84,238,299	1,844,818,738
Fidelity Series Large Cap Value Index Fund (c)	36,165,191	579,004,702
Fidelity Series Opportunistic Insights Fund (c)	52,164,082	1,166,388,875
Fidelity Series Small Cap Core Fund (c)	4,390,724	51,810,544
Fidelity Series Small Cap Discovery Fund (c)	12,576,889	159,726,486
Fidelity Series Small Cap Opportunities Fund (c)	35,354,620	540,572,134
Fidelity Series Stock Selector Large Cap Value Fund (c)	92,006,159	1,291,766,477
Fidelity Series Value Discovery Fund (c)	72,872,886	1,153,577,786
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,554,425,419)		10,676,070,218

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	37,359,691	572,350,467
Fidelity Series Emerging Markets Fund (c)	61,494,522	538,692,016
Fidelity Series Emerging Markets Opportunities Fund (c)	121,846,340	2,173,738,716
Fidelity Series International Growth Fund (c)	87,360,491	1,626,652,343
Fidelity Series International Small Cap Fund (c)	17,324,310	303,348,667
Fidelity Series International Value Fund (c)	130,245,374	1,639,789,260
Fidelity Series Overseas Fund (c)	115,917,542	1,630,959,820
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,964,172,174)		8,485,531,289

Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,004,894	9,596,736
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,313,767	9,984,628
Fidelity Series Emerging Markets Debt Fund (c)	13,145,373	103,322,631
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,667,899	32,974,415
Fidelity Series Floating Rate High Income Fund (c)	2,167,551	19,616,335
Fidelity Series High Income Fund (c)	12,482,736	105,603,946
Fidelity Series International Credit Fund (c)	721,526	5,887,652
Fidelity Series Long-Term Treasury Bond Index Fund (c)	174,846,622	984,386,482
Fidelity Series Real Estate Income Fund (c)	2,030,020	19,650,596
TOTAL BOND FUNDS (Cost $1,651,390,018)		1,291,023,421

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	19,770,269	19,774,223
Fidelity Series Government Money Market Fund 5.4% (c)(e)	293,546	293,546
Fidelity Series Short-Term Credit Fund (c)	101,188	996,698
TOTAL SHORT-TERM FUNDS (Cost $21,037,808)		21,064,467

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,221,884,023)	20,504,547,093
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,633,563)
NET ASSETS - 100.0%	20,497,913,530

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	6,832	Jun 2024	756,964,250	3,627,898	3,627,898
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,822	Jun 2024	409,013,719	1,113,655	1,113,655
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,107	Jun 2024	133,324,313	1,942,213	1,942,213

TOTAL PURCHASED					6,683,766

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	399	Jun 2024	105,904,575	(1,042,890)	(1,042,890)
ICE E-mini MSCI EAFE Index Contracts (United States)	157	Jun 2024	18,503,235	1,059	1,059
ICE MSCI Emerging Markets Index Contracts (United States)	2,195	Jun 2024	115,127,750	7,446	7,446

TOTAL SOLD					(1,034,385)

TOTAL FUTURES CONTRACTS					5,649,381
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $30,857,698.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	30,797,237	410,761,013	421,784,027	1,555,658	-	-	19,774,223	0.0%
Total	30,797,237	410,761,013	421,784,027	1,555,658	-	-	19,774,223

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	9,814,058	257,738	-	261	40,155	9,596,736
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	15,448,990	1,621,856	6,195,183	492,406	(1,491,187)	600,152	9,984,628
Fidelity Series All-Sector Equity Fund	305,056,033	53,120,603	54,175,952	23,984,177	2,014,449	72,653,765	378,668,898
Fidelity Series Blue Chip Growth Fund	840,163,886	92,823,342	267,181,371	5,119,428	25,602,667	357,197,135	1,048,605,659
Fidelity Series Canada Fund	496,480,170	104,378,147	89,285,644	17,736,951	13,414,058	47,363,736	572,350,467
Fidelity Series Commodity Strategy Fund	119,027,836	42,028,763	20,175,292	5,463,825	(2,747,849)	(2,768,372)	135,365,086
Fidelity Series Emerging Markets Debt Fund	84,432,319	21,277,546	8,854,833	5,743,027	(83,609)	6,551,208	103,322,631
Fidelity Series Emerging Markets Debt Local Currency Fund	28,818,294	7,570,839	2,879,066	2,178,088	(39,755)	(495,897)	32,974,415
Fidelity Series Emerging Markets Fund	296,718,849	239,039,521	34,456,661	12,360,833	1,395,320	35,994,987	538,692,016
Fidelity Series Emerging Markets Opportunities Fund	2,040,268,363	209,575,493	246,408,955	57,661,914	3,765,350	166,538,465	2,173,738,716
Fidelity Series Floating Rate High Income Fund	15,720,863	5,268,436	1,710,377	1,661,237	9,268	328,145	19,616,335
Fidelity Series Government Money Market Fund 5.4%	171,729,719	127,722,058	299,158,231	9,723,235	-	-	293,546
Fidelity Series Growth Company Fund	1,567,391,907	244,785,997	468,064,396	53,591,607	13,225,855	600,065,609	1,957,404,972
Fidelity Series High Income Fund	84,916,809	26,129,323	8,777,317	5,974,423	153,706	3,181,425	105,603,946
Fidelity Series International Credit Fund	5,644,124	212,967	247,637	212,967	5,730	272,468	5,887,652
Fidelity Series International Growth Fund	1,311,890,360	219,987,759	156,629,898	19,273,939	31,429,272	219,974,850	1,626,652,343
Fidelity Series International Small Cap Fund	358,143,140	34,524,195	109,153,057	9,999,181	(13,086,531)	32,920,920	303,348,667
Fidelity Series International Value Fund	1,308,444,385	272,862,054	197,389,355	48,008,109	21,373,514	234,498,662	1,639,789,260
Fidelity Series Intrinsic Opportunities Fund	316,394,012	101,649,474	65,338,313	70,840,169	(1,784,727)	17,439,415	368,359,861
Fidelity Series Investment Grade Bond Fund	4,201,789	10,064,248	14,748,701	263,454	427,588	55,076	-
Fidelity Series Large Cap Stock Fund	1,471,752,006	237,815,103	224,307,883	84,203,346	40,451,487	319,108,025	1,844,818,738
Fidelity Series Large Cap Value Index Fund	461,064,864	101,645,092	59,806,470	21,545,951	7,309,140	68,792,076	579,004,702
Fidelity Series Long-Term Treasury Bond Index Fund	987,598,813	258,672,849	167,422,011	33,369,221	(20,578,453)	(73,884,716)	984,386,482
Fidelity Series Opportunistic Insights Fund	934,008,400	85,698,785	226,347,002	10,556,715	10,890,884	362,137,808	1,166,388,875
Fidelity Series Overseas Fund	1,310,610,368	240,946,135	163,275,205	24,520,253	24,985,703	217,692,819	1,630,959,820
Fidelity Series Real Estate Income Fund	26,361,803	4,192,131	11,326,047	1,467,038	(879,650)	1,302,359	19,650,596
Fidelity Series Short-Term Credit Fund	905,028	114,514	42,979	30,454	1,376	18,759	996,698
Fidelity Series Small Cap Core Fund	-	50,786,370	1,887,297	45,189	61,799	2,849,672	51,810,544
Fidelity Series Small Cap Discovery Fund	134,196,723	25,869,545	31,053,136	4,447,405	2,083,568	28,629,786	159,726,486
Fidelity Series Small Cap Opportunities Fund	451,379,502	68,705,782	94,554,150	5,058,887	6,699,644	108,341,356	540,572,134
Fidelity Series Stock Selector Large Cap Value Fund	1,027,626,432	236,676,984	152,618,258	78,541,987	12,585,004	167,496,315	1,291,766,477
Fidelity Series Value Discovery Fund	916,950,854	263,013,801	128,451,438	53,770,746	13,359,765	88,704,804	1,153,577,786
	17,093,346,641	3,398,593,770	3,312,179,853	667,846,162	190,553,647	3,083,600,967	20,453,915,172

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	30,857,698	-	30,857,698	-

Domestic Equity Funds	10,676,070,218	10,676,070,218	-	-

International Equity Funds	8,485,531,289	8,485,531,289	-	-

Bond Funds	1,291,023,421	1,291,023,421	-	-

Short-Term Funds	21,064,467	21,064,467	-	-
Total Investments in Securities:	20,504,547,093	20,473,689,395	30,857,698	-
Derivative Instruments: Assets
Futures Contracts	6,692,271	6,692,271	-	-
Total Assets	6,692,271	6,692,271	-	-
Liabilities
Futures Contracts	(1,042,890)	(1,042,890)	-	-
Total Liabilities	(1,042,890)	(1,042,890)	-	-
Total Derivative Instruments:	5,649,381	5,649,381	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,505	(1,042,890)
Total Equity Risk	8,505	(1,042,890)
Interest Rate Risk
Futures Contracts (a)	6,683,766	0
Total Interest Rate Risk	6,683,766	0
Total Value of Derivatives	6,692,271	(1,042,890)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2045 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $30,858,604)	$30,857,698
Fidelity Central Funds (cost $19,774,223)	19,774,223
Other affiliated issuers (cost $16,171,251,196)	20,453,915,172

Total Investment in Securities (cost $16,221,884,023)		$20,504,547,093
Receivable for investments sold		94,526,203
Receivable for fund shares sold		30,018,831
Distributions receivable from Fidelity Central Funds		90,444
Other receivables		161,555
Total assets		20,629,344,126
Liabilities
Payable for investments purchased	$109,835,967
Payable for fund shares redeemed	9,705,316
Accrued management fee	10,600,319
Payable for daily variation margin on futures contracts	1,127,503
Other payables and accrued expenses	161,491
Total liabilities		131,430,596
Net Assets		$20,497,913,530
Net Assets consist of:
Paid in capital		$16,294,871,937
Total accumulated earnings (loss)		4,203,041,593
Net Assets		$20,497,913,530

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2045 Fund :
Net Asset Value, offering price and redemption price per share ($6,535,559,104 ÷ 499,819,668 shares)		$13.08
Class K :
Net Asset Value, offering price and redemption price per share ($8,239,745,607 ÷ 630,657,530 shares)		$13.07
Class K6 :
Net Asset Value, offering price and redemption price per share ($5,722,608,819 ÷ 439,711,511 shares)		$13.01
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$379,764,396
Interest		1,530,456
Income from Fidelity Central Funds		1,555,658
Total income		382,850,510
Expenses
Management fee	$115,037,067
Independent trustees' fees and expenses	57,320
Miscellaneous	158,232
Total expenses before reductions	115,252,619
Expense reductions	(19)
Total expenses after reductions		115,252,600
Net Investment income (loss)		267,597,910
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,961
Redemptions in-kind	249,917,153
Affiliated issuers	(59,363,506)
Futures contracts	(66,106,139)
Capital gain distributions from underlying funds:
Affiliated issuers	288,081,766
Total net realized gain (loss)		412,535,235
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,452)
Affiliated issuers	3,083,600,967
Futures contracts	9,332,273
Total change in net unrealized appreciation (depreciation)		3,092,926,788
Net gain (loss)		3,505,462,023
Net increase (decrease) in net assets resulting from operations		$3,773,059,933
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$267,597,910	$342,758,589
Net realized gain (loss)	412,535,235	411,271,908
Change in net unrealized appreciation (depreciation)	3,092,926,788	(1,980,007,885)
Net increase (decrease) in net assets resulting from operations	3,773,059,933	(1,225,977,388)
Distributions to shareholders	(376,499,483)	(1,800,260,329)

Share transactions - net increase (decrease)	(47,533,863)	1,642,637,414
Total increase (decrease) in net assets	3,349,026,587	(1,383,600,303)

Net Assets
Beginning of period	17,148,886,943	18,532,487,246
End of period	$20,497,913,530	$17,148,886,943

Financial Highlights
Fidelity Freedom® 2045 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$13.07	$14.22	$9.54	$11.44
Income from Investment Operations
Net investment income (loss) A,B	.16	.21	.30	.12	.17
Net realized and unrealized gain (loss)	2.21	(1.12)	.22	5.23	(1.29)
Total from investment operations	2.37	(.91)	.52	5.35	(1.12)
Distributions from net investment income	(.15)	(.22)	(.32)	(.14)	(.18)
Distributions from net realized gain	(.07)	(1.01)	(1.36)	(.53)	(.61)
Total distributions	(.22)	(1.23)	(1.67) C	(.67)	(.78) C
Net asset value, end of period	$13.08	$10.93	$13.07	$14.22	$9.54
Total Return D	21.94%	(6.61)%	3.19%	57.65%	(10.80)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.35%	1.98%	2.10%	.96%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$6,535,559	$6,387,561	$6,683,617	$6,499,049	$3,945,874
Portfolio turnover rate G	14 % H	22% H	30%	21%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2045 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$13.07	$14.21	$9.53	$11.43
Income from Investment Operations
Net investment income (loss) A,B	.17	.22	.31	.13	.18
Net realized and unrealized gain (loss)	2.21	(1.12)	.23	5.23	(1.29)
Total from investment operations	2.38	(.90)	.54	5.36	(1.11)
Distributions from net investment income	(.17)	(.22)	(.32)	(.15)	(.19)
Distributions from net realized gain	(.07)	(1.02)	(1.36)	(.53)	(.61)
Total distributions	(.24)	(1.24)	(1.68)	(.68)	(.79) C
Net asset value, end of period	$13.07	$10.93	$13.07	$14.21	$9.53
Total Return D	22.03%	(6.54)%	3.32%	57.85%	(10.74)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.64%	.64% G	.64%	.64%
Expenses net of fee waivers, if any	.64%	.64%	.64% G	.64%	.64%
Expenses net of all reductions	.64%	.64%	.64% G	.64%	.64%
Net investment income (loss)	1.45%	2.08%	2.20%	1.06%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$8,239,746	$6,749,769	$8,267,190	$9,496,661	$6,636,812
Portfolio turnover rate H	14 % I	22% I	30%	21%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2045 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$13.02	$14.17	$9.51	$11.41
Income from Investment Operations
Net investment income (loss) A,B	.19	.24	.33	.15	.20
Net realized and unrealized gain (loss)	2.20	(1.12)	.23	5.22	(1.28)
Total from investment operations	2.39	(.88)	.56	5.37	(1.08)
Distributions from net investment income	(.19)	(.24)	(.35)	(.17)	(.20)
Distributions from net realized gain	(.07)	(1.02)	(1.36)	(.54)	(.61)
Total distributions	(.26)	(1.26)	(1.71)	(.71)	(.82) C
Net asset value, end of period	$13.01	$10.88	$13.02	$14.17	$9.51
Total Return D	22.19%	(6.37)%	3.44%	58.05%	(10.57)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.49%	.49% G	.49%	.49%
Expenses net of fee waivers, if any	.45%	.49%	.49% G	.49%	.49%
Expenses net of all reductions	.45%	.49%	.49% G	.49%	.49%
Net investment income (loss)	1.65%	2.23%	2.35%	1.21%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$5,722,609	$4,011,557	$3,581,681	$3,234,275	$1,819,682
Portfolio turnover rate H	14 % I	22% I	30%	21%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2050 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.6
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series International Value Fund	8.0
Fidelity Series Overseas Fund	8.0
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.7
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Blue Chip Growth Fund	5.1
75.8

Asset Allocation (% of Fund's net assets)

Futures - 5.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/20/24 (b) (Cost $27,843,582)	27,970,000	27,842,780

Domestic Equity Funds - 52.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	29,060,376	342,912,438
Fidelity Series Blue Chip Growth Fund (c)	52,547,359	949,530,781
Fidelity Series Commodity Strategy Fund (c)	1,295,906	122,579,707
Fidelity Series Growth Company Fund (c)	78,635,270	1,772,438,983
Fidelity Series Intrinsic Opportunities Fund (c)	28,028,995	333,545,044
Fidelity Series Large Cap Stock Fund (c)	76,276,748	1,670,460,792
Fidelity Series Large Cap Value Index Fund (c)	32,747,549	524,288,255
Fidelity Series Opportunistic Insights Fund (c)	47,235,395	1,056,183,422
Fidelity Series Small Cap Core Fund (c)	3,960,610	46,735,192
Fidelity Series Small Cap Discovery Fund (c)	11,388,903	144,639,070
Fidelity Series Small Cap Opportunities Fund (c)	32,014,364	489,499,624
Fidelity Series Stock Selector Large Cap Value Fund (c)	83,310,414	1,169,678,219
Fidelity Series Value Discovery Fund (c)	65,987,403	1,044,580,595
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,939,030,411)		9,667,072,122

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	33,829,251	518,264,132
Fidelity Series Emerging Markets Fund (c)	55,684,447	487,795,753
Fidelity Series Emerging Markets Opportunities Fund (c)	110,331,263	1,968,309,731
Fidelity Series International Growth Fund (c)	79,104,824	1,472,931,821
Fidelity Series International Small Cap Fund (c)	15,687,676	274,691,205
Fidelity Series International Value Fund (c)	117,935,673	1,484,810,124
Fidelity Series Overseas Fund (c)	104,963,233	1,476,832,691
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,359,353,938)		7,683,635,457

Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	910,353	8,693,870
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,189,693	9,041,667
Fidelity Series Emerging Markets Debt Fund (c)	11,907,630	93,593,976
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,319,307	29,840,574
Fidelity Series Floating Rate High Income Fund (c)	1,963,094	17,766,005
Fidelity Series High Income Fund (c)	11,305,299	95,642,829
Fidelity Series International Credit Fund (c)	606,126	4,945,986
Fidelity Series Long-Term Treasury Bond Index Fund (c)	158,320,631	891,345,154
Fidelity Series Real Estate Income Fund (c)	1,838,432	17,796,021
TOTAL BOND FUNDS (Cost $1,498,604,943)		1,168,666,082

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	17,965,852	17,969,445
Fidelity Series Government Money Market Fund 5.4% (c)(e)	263,754	263,754
Fidelity Series Short-Term Credit Fund (c)	125,146	1,232,687
TOTAL SHORT-TERM FUNDS (Cost $19,433,408)		19,465,886

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,844,266,282)	18,566,682,327
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,899,943)
NET ASSETS - 100.0%	18,560,782,384

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	6,185	Jun 2024	685,278,672	3,273,989	3,273,989
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,460	Jun 2024	370,274,063	1,004,691	1,004,691
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,002	Jun 2024	120,678,375	1,755,535	1,755,535

TOTAL PURCHASED					6,034,215

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	361	Jun 2024	95,818,425	(941,151)	(941,151)
ICE E-mini MSCI EAFE Index Contracts (United States)	142	Jun 2024	16,735,410	958	958
ICE MSCI Emerging Markets Index Contracts (United States)	1,988	Jun 2024	104,270,600	6,725	6,725

TOTAL SOLD					(933,468)

TOTAL FUTURES CONTRACTS					5,100,747
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $27,842,780.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	28,072,175	372,971,193	383,073,923	1,415,697	-	-	17,969,445	0.0%
Total	28,072,175	372,971,193	383,073,923	1,415,697	-	-	17,969,445

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	8,860,523	203,114	-	96	36,365	8,693,870
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	14,024,642	1,591,195	5,762,487	446,677	(1,284,939)	473,256	9,041,667
Fidelity Series All-Sector Equity Fund	276,950,778	50,660,258	52,371,391	21,705,507	2,198,710	65,474,083	342,912,438
Fidelity Series Blue Chip Growth Fund	762,756,352	91,360,808	251,594,025	4,650,282	23,245,726	323,761,920	949,530,781
Fidelity Series Canada Fund	450,738,101	98,231,239	85,696,311	16,082,480	13,766,796	41,224,307	518,264,132
Fidelity Series Commodity Strategy Fund	108,063,895	39,084,118	19,555,632	4,957,968	(3,156,408)	(1,856,266)	122,579,707
Fidelity Series Emerging Markets Debt Fund	76,680,582	19,878,972	8,805,778	5,213,434	105,204	5,734,996	93,593,976
Fidelity Series Emerging Markets Debt Local Currency Fund	26,169,689	7,044,763	2,896,323	1,969,791	4,877	(482,432)	29,840,574
Fidelity Series Emerging Markets Fund	272,359,436	216,930,169	34,911,610	11,208,405	1,461,393	31,956,365	487,795,753
Fidelity Series Emerging Markets Opportunities Fund	1,849,415,669	207,415,062	242,704,189	52,284,306	6,155,409	148,027,780	1,968,309,731
Fidelity Series Floating Rate High Income Fund	14,271,894	4,886,692	1,699,201	1,507,596	19,101	287,519	17,766,005
Fidelity Series Government Money Market Fund 5.4%	155,699,825	117,768,488	273,204,559	8,812,418	-	-	263,754
Fidelity Series Growth Company Fund	1,422,982,835	234,014,265	440,318,691	48,617,718	28,087,407	527,673,167	1,772,438,983
Fidelity Series High Income Fund	77,096,486	24,367,610	8,836,217	5,423,458	164,630	2,850,320	95,642,829
Fidelity Series International Credit Fund	4,792,560	180,642	261,903	180,642	5,605	229,082	4,945,986
Fidelity Series International Growth Fund	1,191,028,847	209,911,530	155,176,737	17,475,605	35,576,938	191,591,243	1,472,931,821
Fidelity Series International Small Cap Fund	325,148,784	34,040,769	102,327,382	9,068,038	(12,303,345)	30,132,379	274,691,205
Fidelity Series International Value Fund	1,187,901,813	257,097,654	191,613,660	43,529,880	23,372,077	208,052,240	1,484,810,124
Fidelity Series Intrinsic Opportunities Fund	287,263,839	95,167,192	62,765,440	64,422,930	(2,723,141)	16,602,594	333,545,044
Fidelity Series Investment Grade Bond Fund	3,801,274	9,302,739	13,539,511	240,166	387,057	48,441	-
Fidelity Series Large Cap Stock Fund	1,336,170,638	225,981,462	217,018,895	76,459,263	43,093,805	282,233,782	1,670,460,792
Fidelity Series Large Cap Value Index Fund	418,597,387	95,770,681	58,865,789	19,530,501	8,296,224	60,489,752	524,288,255
Fidelity Series Long-Term Treasury Bond Index Fund	896,596,873	242,781,856	161,702,097	30,283,540	(13,109,735)	(73,221,743)	891,345,154
Fidelity Series Opportunistic Insights Fund	847,968,876	85,648,087	215,348,907	9,571,990	15,010,477	322,904,889	1,056,183,422
Fidelity Series Overseas Fund	1,189,866,438	229,144,172	161,428,695	22,232,670	25,237,191	194,013,585	1,476,832,691
Fidelity Series Real Estate Income Fund	23,927,903	3,987,883	10,498,381	1,333,334	(853,992)	1,232,608	17,796,021
Fidelity Series Short-Term Credit Fund	1,121,732	152,711	66,839	37,947	2,242	22,841	1,232,687
Fidelity Series Small Cap Core Fund	-	45,819,397	1,711,016	40,895	58,277	2,568,534	46,735,192
Fidelity Series Small Cap Discovery Fund	121,843,647	24,448,342	29,450,475	4,033,587	2,002,699	25,794,857	144,639,070
Fidelity Series Small Cap Opportunities Fund	409,803,131	65,955,516	90,331,347	4,593,490	6,961,781	97,110,543	489,499,624
Fidelity Series Stock Selector Large Cap Value Fund	932,961,925	222,630,976	148,899,878	71,081,848	14,512,217	148,472,979	1,169,678,219
Fidelity Series Value Discovery Fund	832,483,897	245,674,677	125,804,444	48,720,458	14,977,244	77,249,221	1,044,580,595
	15,518,489,748	3,215,790,448	3,175,370,924	605,716,824	231,271,623	2,730,689,207	18,520,870,102

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	27,842,780	-	27,842,780	-

Domestic Equity Funds	9,667,072,122	9,667,072,122	-	-

International Equity Funds	7,683,635,457	7,683,635,457	-	-

Bond Funds	1,168,666,082	1,168,666,082	-	-

Short-Term Funds	19,465,886	19,465,886	-	-
Total Investments in Securities:	18,566,682,327	18,538,839,547	27,842,780	-
Derivative Instruments: Assets
Futures Contracts	6,041,898	6,041,898	-	-
Total Assets	6,041,898	6,041,898	-	-
Liabilities
Futures Contracts	(941,151)	(941,151)	-	-
Total Liabilities	(941,151)	(941,151)	-	-
Total Derivative Instruments:	5,100,747	5,100,747	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	7,683	(941,151)
Total Equity Risk	7,683	(941,151)
Interest Rate Risk
Futures Contracts (a)	6,034,215	0
Total Interest Rate Risk	6,034,215	0
Total Value of Derivatives	6,041,898	(941,151)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2050 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $27,843,582)	$27,842,780
Fidelity Central Funds (cost $17,969,445)	17,969,445
Other affiliated issuers (cost $14,798,453,255)	18,520,870,102

Total Investment in Securities (cost $14,844,266,282)		$18,566,682,327
Receivable for investments sold		84,460,363
Receivable for fund shares sold		30,031,279
Distributions receivable from Fidelity Central Funds		82,203
Other receivables		117,151
Total assets		18,681,373,323
Liabilities
Payable for investments purchased	$101,769,395
Payable for fund shares redeemed	8,138,510
Accrued management fee	9,549,458
Payable for daily variation margin on futures contracts	1,016,455
Other payables and accrued expenses	117,121
Total liabilities		120,590,939
Net Assets		$18,560,782,384
Net Assets consist of:
Paid in capital		$14,932,618,812
Total accumulated earnings (loss)		3,628,163,572
Net Assets		$18,560,782,384

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2050 Fund :
Net Asset Value, offering price and redemption price per share ($5,629,336,928 ÷ 425,301,011 shares)		$13.24
Class K :
Net Asset Value, offering price and redemption price per share ($7,818,362,905 ÷ 591,107,107 shares)		$13.23
Class K6 :
Net Asset Value, offering price and redemption price per share ($5,113,082,551 ÷ 387,299,963 shares)		$13.20
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$344,439,017
Interest		1,389,610
Income from Fidelity Central Funds		1,415,697
Total income		347,244,324
Expenses
Management fee	$104,048,119
Independent trustees' fees and expenses	52,031
Miscellaneous	179,918
Total expenses		104,280,068
Net Investment income (loss)		242,964,256
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,053
Redemptions in-kind	281,268,301
Affiliated issuers	(49,996,678)
Futures contracts	(59,939,343)
Capital gain distributions from underlying funds:
Affiliated issuers	261,277,807
Total net realized gain (loss)		432,615,140
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5,804)
Affiliated issuers	2,730,689,207
Futures contracts	8,444,782
Total change in net unrealized appreciation (depreciation)		2,739,128,185
Net gain (loss)		3,171,743,325
Net increase (decrease) in net assets resulting from operations		$3,414,707,581
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$242,964,256	$311,670,649
Net realized gain (loss)	432,615,140	324,901,089
Change in net unrealized appreciation (depreciation)	2,739,128,185	(1,734,175,347)
Net increase (decrease) in net assets resulting from operations	3,414,707,581	(1,097,603,609)
Distributions to shareholders	(330,541,688)	(1,596,840,969)

Share transactions - net increase (decrease)	(92,334,095)	1,661,878,864
Total increase (decrease) in net assets	2,991,831,798	(1,032,565,714)

Net Assets
Beginning of period	15,568,950,586	16,601,516,300
End of period	$18,560,782,384	$15,568,950,586

Financial Highlights
Fidelity Freedom® 2050 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.06	$13.20	$14.33	$9.61	$11.52
Income from Investment Operations
Net investment income (loss) A,B	.16	.22	.30	.12	.18
Net realized and unrealized gain (loss)	2.24	(1.14)	.23	5.27	(1.30)
Total from investment operations	2.40	(.92)	.53	5.39	(1.12)
Distributions from net investment income	(.16)	(.22)	(.32)	(.14)	(.18)
Distributions from net realized gain	(.06)	(1.00)	(1.34)	(.53)	(.60)
Total distributions	(.22)	(1.22)	(1.66)	(.67)	(.79) C
Net asset value, end of period	$13.24	$11.06	$13.20	$14.33	$9.61
Total Return D	21.90%	(6.59)%	3.20%	57.62%	(10.80)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.35%	1.99%	2.10%	.96%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$5,629,337	$5,490,915	$5,676,102	$5,495,177	$3,373,190
Portfolio turnover rate G	14 % H	22% H	29%	21%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2050 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.05	$13.19	$14.32	$9.60	$11.50
Income from Investment Operations
Net investment income (loss) A,B	.17	.23	.32	.13	.19
Net realized and unrealized gain (loss)	2.24	(1.14)	.22	5.27	(1.29)
Total from investment operations	2.41	(.91)	.54	5.40	(1.10)
Distributions from net investment income	(.17)	(.22)	(.33)	(.15)	(.19)
Distributions from net realized gain	(.06)	(1.01)	(1.34)	(.53)	(.61)
Total distributions	(.23)	(1.23)	(1.67)	(.68)	(.80)
Net asset value, end of period	$13.23	$11.05	$13.19	$14.32	$9.60
Total Return C	22.08%	(6.53)%	3.26%	57.78%	(10.66)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.64%	.64%	.64% F	.64%	.64%
Expenses net of fee waivers, if any	.64%	.64%	.64% F	.64%	.64%
Expenses net of all reductions	.64%	.64%	.64% F	.64%	.64%
Net investment income (loss)	1.45%	2.09%	2.20%	1.06%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$7,818,363	$6,412,099	$7,763,505	$8,727,043	$5,952,708
Portfolio turnover rate G	14 % H	22% H	29%	21%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2050 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.03	$13.17	$14.30	$9.59	$11.49
Income from Investment Operations
Net investment income (loss) A,B	.19	.24	.34	.15	.20
Net realized and unrealized gain (loss)	2.23	(1.13)	.22	5.26	(1.28)
Total from investment operations	2.42	(.89)	.56	5.41	(1.08)
Distributions from net investment income	(.19)	(.24)	(.35)	(.17)	(.21)
Distributions from net realized gain	(.06)	(1.01)	(1.34)	(.53)	(.61)
Total distributions	(.25)	(1.25)	(1.69)	(.70)	(.82)
Net asset value, end of period	$13.20	$11.03	$13.17	$14.30	$9.59
Total Return C	22.20%	(6.35)%	3.43%	57.97%	(10.49)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.49%	.49% F	.49%	.49%
Expenses net of fee waivers, if any	.45%	.49%	.49% F	.49%	.49%
Expenses net of all reductions	.45%	.49%	.49% F	.49%	.49%
Net investment income (loss)	1.65%	2.24%	2.35%	1.21%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$5,113,083	$3,665,937	$3,161,910	$2,710,752	$1,486,348
Portfolio turnover rate G	14 % H	22% H	29%	21%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2055 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.6
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series International Value Fund	8.0
Fidelity Series Overseas Fund	8.0
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.7
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Blue Chip Growth Fund	5.1
75.8

Asset Allocation (% of Fund's net assets)

Futures - 5.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/20/24 (b) (Cost $16,742,357)	16,820,000	16,741,860

Domestic Equity Funds - 52.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	17,490,432	206,387,102
Fidelity Series Blue Chip Growth Fund (c)	31,620,208	571,377,160
Fidelity Series Commodity Strategy Fund (c)	779,863	73,767,262
Fidelity Series Growth Company Fund (c)	47,316,178	1,066,506,659
Fidelity Series Intrinsic Opportunities Fund (c)	16,864,501	200,687,559
Fidelity Series Large Cap Stock Fund (c)	45,894,293	1,005,085,008
Fidelity Series Large Cap Value Index Fund (c)	19,704,135	315,463,209
Fidelity Series Opportunistic Insights Fund (c)	28,423,472	635,548,831
Fidelity Series Small Cap Core Fund (c)	2,373,124	28,002,859
Fidelity Series Small Cap Discovery Fund (c)	6,852,954	87,032,521
Fidelity Series Small Cap Opportunities Fund (c)	19,263,360	294,536,771
Fidelity Series Stock Selector Large Cap Value Fund (c)	50,126,291	703,773,123
Fidelity Series Value Discovery Fund (c)	39,707,464	628,569,162
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,520,542,177)		5,816,737,226

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	20,359,680	311,910,294
Fidelity Series Emerging Markets Fund (c)	33,517,787	293,615,811
Fidelity Series Emerging Markets Opportunities Fund (c)	66,391,092	1,184,417,076
Fidelity Series International Growth Fund (c)	47,600,160	886,314,987
Fidelity Series International Small Cap Fund (c)	9,453,360	165,528,332
Fidelity Series International Value Fund (c)	70,959,745	893,383,186
Fidelity Series Overseas Fund (c)	63,160,104	888,662,668
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,989,472,898)		4,623,832,354

Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	547,536	5,228,969
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	716,159	5,442,805
Fidelity Series Emerging Markets Debt Fund (c)	7,166,224	56,326,523
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	1,996,999	17,953,017
Fidelity Series Floating Rate High Income Fund (c)	1,181,216	10,690,005
Fidelity Series High Income Fund (c)	6,803,456	57,557,235
Fidelity Series International Credit Fund (c)	204,523	1,668,907
Fidelity Series Long-Term Treasury Bond Index Fund (c)	95,258,477	536,305,226
Fidelity Series Real Estate Income Fund (c)	1,106,405	10,710,003
TOTAL BOND FUNDS (Cost $882,351,414)		701,882,690

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	10,328,819	10,330,885
Fidelity Series Government Money Market Fund 5.4% (c)(e)	159,362	159,362
Fidelity Series Short-Term Credit Fund (c)	107,493	1,058,808
TOTAL SHORT-TERM FUNDS (Cost $11,521,589)		11,549,055

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,420,630,435)	11,170,743,185
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,993,458)
NET ASSETS - 100.0%	11,167,749,727

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,721	Jun 2024	412,275,172	1,955,409	1,955,409
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,082	Jun 2024	222,806,531	599,527	599,527
CBOT Long Term U.S. Treasury Bond Contracts (United States)	603	Jun 2024	72,623,813	1,054,510	1,054,510

TOTAL PURCHASED					3,609,446

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	218	Jun 2024	57,862,650	(564,534)	(564,534)
ICE E-mini MSCI EAFE Index Contracts (United States)	90	Jun 2024	10,606,950	607	607
ICE MSCI Emerging Markets Index Contracts (United States)	1,200	Jun 2024	62,940,000	4,060	4,060

TOTAL SOLD					(559,867)

TOTAL FUTURES CONTRACTS					3,049,579
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,741,860.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	14,945,316	218,757,579	223,372,010	804,459	-	-	10,330,885	0.0%
Total	14,945,316	218,757,579	223,372,010	804,459	-	-	10,330,885

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	5,331,256	124,235	-	78	21,870	5,228,969
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,029,591	1,361,329	3,471,088	264,475	(759,078)	282,051	5,442,805
Fidelity Series All-Sector Equity Fund	157,966,353	37,843,795	29,219,911	12,824,508	1,195,998	38,600,867	206,387,102
Fidelity Series Blue Chip Growth Fund	435,056,778	74,853,814	142,265,378	2,713,322	8,445,881	195,286,065	571,377,160
Fidelity Series Canada Fund	257,090,115	70,773,088	48,489,579	9,424,216	7,918,189	24,618,481	311,910,294
Fidelity Series Commodity Strategy Fund	61,695,845	26,148,228	11,165,881	2,893,396	(1,129,046)	(1,781,884)	73,767,262
Fidelity Series Emerging Markets Debt Fund	43,768,605	14,035,439	4,961,007	3,052,240	98,593	3,384,893	56,326,523
Fidelity Series Emerging Markets Debt Local Currency Fund	14,934,145	4,945,420	1,634,644	1,163,531	28,449	(320,353)	17,953,017
Fidelity Series Emerging Markets Fund	157,524,461	135,361,657	19,369,242	6,605,344	711,880	19,387,055	293,615,811
Fidelity Series Emerging Markets Opportunities Fund	1,053,125,487	174,944,602	135,300,648	30,601,689	7,631,333	84,016,302	1,184,417,076
Fidelity Series Floating Rate High Income Fund	8,048,498	3,419,663	954,887	875,309	14,962	161,769	10,690,005
Fidelity Series Government Money Market Fund 5.4%	88,928,171	73,598,113	162,366,922	5,130,769	-	-	159,362
Fidelity Series Growth Company Fund	811,633,743	171,012,466	242,538,669	28,510,428	17,256,389	309,142,730	1,066,506,659
Fidelity Series High Income Fund	44,061,650	16,684,014	4,987,830	3,176,877	89,959	1,709,442	57,557,235
Fidelity Series International Credit Fund	1,615,233	60,682	85,823	60,682	1,591	77,224	1,668,907
Fidelity Series International Growth Fund	679,340,358	158,875,028	86,926,623	10,240,482	12,910,173	122,116,051	886,314,987
Fidelity Series International Small Cap Fund	185,459,194	28,425,065	59,165,296	5,324,331	(9,436,100)	20,245,469	165,528,332
Fidelity Series International Value Fund	677,557,902	186,794,826	108,021,148	25,510,092	10,950,509	126,101,097	893,383,186
Fidelity Series Intrinsic Opportunities Fund	163,911,059	63,238,987	35,281,200	37,487,520	(3,801,274)	12,619,987	200,687,559
Fidelity Series Investment Grade Bond Fund	1,834,966	6,299,924	8,340,760	160,004	222,805	(16,935)	-
Fidelity Series Large Cap Stock Fund	762,176,869	170,099,741	119,623,377	44,549,346	18,965,345	173,466,430	1,005,085,008
Fidelity Series Large Cap Value Index Fund	238,812,177	68,703,507	32,878,762	11,457,460	4,614,814	36,211,473	315,463,209
Fidelity Series Long-Term Treasury Bond Index Fund	511,393,818	167,808,391	93,517,641	17,707,849	(4,804,009)	(44,575,333)	536,305,226
Fidelity Series Opportunistic Insights Fund	483,716,624	74,268,748	121,438,855	5,609,049	6,555,858	192,446,456	635,548,831
Fidelity Series Overseas Fund	678,676,663	169,594,353	89,877,334	13,028,016	14,933,200	115,335,786	888,662,668
Fidelity Series Real Estate Income Fund	14,743,766	2,947,462	7,210,571	781,495	(590,640)	819,986	10,710,003
Fidelity Series Short-Term Credit Fund	959,391	133,957	55,911	32,491	1,741	19,630	1,058,808
Fidelity Series Small Cap Core Fund	-	27,519,875	1,083,651	23,948	32,480	1,534,155	28,002,859
Fidelity Series Small Cap Discovery Fund	69,550,259	17,106,000	16,032,974	2,360,863	96,954	16,312,282	87,032,521
Fidelity Series Small Cap Opportunities Fund	233,794,878	50,122,861	51,092,532	2,682,593	2,277,389	59,434,175	294,536,771
Fidelity Series Stock Selector Large Cap Value Fund	532,194,821	157,713,934	82,520,323	41,991,242	6,882,616	89,502,075	703,773,123
Fidelity Series Value Discovery Fund	474,885,311	168,579,173	69,716,688	28,635,358	7,260,386	47,560,980	628,569,162
	8,852,486,731	2,328,605,398	1,789,719,390	354,878,925	108,577,425	1,643,720,276	11,143,670,440

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	16,741,860	-	16,741,860	-

Domestic Equity Funds	5,816,737,226	5,816,737,226	-	-

International Equity Funds	4,623,832,354	4,623,832,354	-	-

Bond Funds	701,882,690	701,882,690	-	-

Short-Term Funds	11,549,055	11,549,055	-	-
Total Investments in Securities:	11,170,743,185	11,154,001,325	16,741,860	-
Derivative Instruments: Assets
Futures Contracts	3,614,113	3,614,113	-	-
Total Assets	3,614,113	3,614,113	-	-
Liabilities
Futures Contracts	(564,534)	(564,534)	-	-
Total Liabilities	(564,534)	(564,534)	-	-
Total Derivative Instruments:	3,049,579	3,049,579	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,667	(564,534)
Total Equity Risk	4,667	(564,534)
Interest Rate Risk
Futures Contracts (a)	3,609,446	0
Total Interest Rate Risk	3,609,446	0
Total Value of Derivatives	3,614,113	(564,534)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2055 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $16,742,357)	$16,741,860
Fidelity Central Funds (cost $10,330,885)	10,330,885
Other affiliated issuers (cost $9,393,557,193)	11,143,670,440

Total Investment in Securities (cost $9,420,630,435)		$11,170,743,185
Receivable for investments sold		50,263,835
Receivable for fund shares sold		22,588,263
Distributions receivable from Fidelity Central Funds		47,316
Other receivables		59
Total assets		11,243,642,658
Liabilities
Payable for investments purchased	$62,803,155
Payable for fund shares redeemed	6,808,796
Accrued management fee	5,661,848
Payable for daily variation margin on futures contracts	609,546
Other payables and accrued expenses	9,586
Total liabilities		75,892,931
Net Assets		$11,167,749,727
Net Assets consist of:
Paid in capital		$9,496,829,849
Total accumulated earnings (loss)		1,670,919,878
Net Assets		$11,167,749,727

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2055 Fund :
Net Asset Value, offering price and redemption price per share ($2,974,386,546 ÷ 194,181,223 shares)		$15.32
Class K :
Net Asset Value, offering price and redemption price per share ($4,871,703,814 ÷ 318,076,618 shares)		$15.32
Class K6 :
Net Asset Value, offering price and redemption price per share ($3,321,659,367 ÷ 217,222,305 shares)		$15.29
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$201,652,947
Interest		812,383
Income from Fidelity Central Funds		804,459
Total income		203,269,789
Expenses
Management fee	$60,235,958
Independent trustees' fees and expenses	30,214
Miscellaneous	159,357
Total expenses before reductions	60,425,529
Expense reductions	(13)
Total expenses after reductions		60,425,516
Net Investment income (loss)		142,844,273
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,022
Redemptions in-kind	133,937,805
Affiliated issuers	(25,360,380)
Futures contracts	(35,108,066)
Capital gain distributions from underlying funds:
Affiliated issuers	153,225,978
Total net realized gain (loss)		226,697,359
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,480)
Affiliated issuers	1,643,720,276
Futures contracts	4,973,968
Total change in net unrealized appreciation (depreciation)		1,648,690,764
Net gain (loss)		1,875,388,123
Net increase (decrease) in net assets resulting from operations		$2,018,232,396
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,844,273	$172,232,773
Net realized gain (loss)	226,697,359	153,702,495
Change in net unrealized appreciation (depreciation)	1,648,690,764	(882,158,466)
Net increase (decrease) in net assets resulting from operations	2,018,232,396	(556,223,198)
Distributions to shareholders	(207,842,273)	(834,348,506)

Share transactions - net increase (decrease)	477,153,085	1,424,035,564
Total increase (decrease) in net assets	2,287,543,208	33,463,860

Net Assets
Beginning of period	8,880,206,519	8,846,742,659
End of period	$11,167,749,727	$8,880,206,519

Financial Highlights
Fidelity Freedom® 2055 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.82	$15.24	$16.46	$10.95	$13.10
Income from Investment Operations
Net investment income (loss) A,B	.18	.25	.35	.14	.20
Net realized and unrealized gain (loss)	2.59	(1.31)	.25	6.02	(1.49)
Total from investment operations	2.77	(1.06)	.60	6.16	(1.29)
Distributions from net investment income	(.18)	(.25)	(.37)	(.16)	(.20)
Distributions from net realized gain	(.09)	(1.11)	(1.46)	(.50)	(.66)
Total distributions	(.27)	(1.36)	(1.82) C	(.65) C	(.86)
Net asset value, end of period	$15.32	$12.82	$15.24	$16.46	$10.95
Total Return D	21.87%	(6.60)%	3.21%	57.70%	(10.85)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.35%	2.00%	2.12%	.97%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$2,974,387	$2,870,981	$2,747,697	$2,561,622	$1,500,450
Portfolio turnover rate G	13 % H	21% H	29%	21%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2055 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.82	$15.24	$16.45	$10.95	$13.09
Income from Investment Operations
Net investment income (loss) A,B	.20	.27	.37	.15	.21
Net realized and unrealized gain (loss)	2.59	(1.32)	.25	6.01	(1.48)
Total from investment operations	2.79	(1.05)	.62	6.16	(1.27)
Distributions from net investment income	(.20)	(.26)	(.38)	(.17)	(.21)
Distributions from net realized gain	(.09)	(1.11)	(1.46)	(.50)	(.66)
Total distributions	(.29)	(1.37)	(1.83) C	(.66) C	(.87)
Net asset value, end of period	$15.32	$12.82	$15.24	$16.45	$10.95
Total Return D	22.05%	(6.53)%	3.33%	57.70%	(10.70)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.64%	.64% G	.64%	.64%
Expenses net of fee waivers, if any	.65%	.64%	.64% G	.64%	.64%
Expenses net of all reductions	.65%	.64%	.64% G	.64%	.64%
Net investment income (loss)	1.46%	2.10%	2.22%	1.07%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$4,871,704	$3,828,961	$4,350,522	$4,567,253	$2,984,272
Portfolio turnover rate H	13 % I	21% I	29%	21%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2055 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.79	$15.22	$16.43	$10.93	$13.08
Income from Investment Operations
Net investment income (loss) A,B	.22	.28	.39	.17	.23
Net realized and unrealized gain (loss)	2.59	(1.31)	.26	6.01	(1.48)
Total from investment operations	2.81	(1.03)	.65	6.18	(1.25)
Distributions from net investment income	(.22)	(.28)	(.40)	(.19)	(.23)
Distributions from net realized gain	(.09)	(1.12)	(1.46)	(.50)	(.67)
Total distributions	(.31)	(1.40)	(1.86)	(.68) C	(.90)
Net asset value, end of period	$15.29	$12.79	$15.22	$16.43	$10.93
Total Return D	22.25%	(6.42)%	3.51%	58.01%	(10.61)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.49%	.49% G	.49%	.49%
Expenses net of fee waivers, if any	.45%	.49%	.49% G	.49%	.49%
Expenses net of all reductions	.45%	.49%	.49% G	.49%	.49%
Net investment income (loss)	1.65%	2.25%	2.37%	1.22%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$3,321,659	$2,180,264	$1,748,523	$1,474,416	$745,795
Portfolio turnover rate H	13 % I	21% I	29%	21%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2060 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.6
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series International Value Fund	8.0
Fidelity Series Overseas Fund	8.0
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.7
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Blue Chip Growth Fund	5.1
75.8

Asset Allocation (% of Fund's net assets)

Futures - 5.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/20/24 (b) (Cost $8,340,697)	8,380,000	8,340,448

Domestic Equity Funds - 52.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	8,767,475	103,456,206
Fidelity Series Blue Chip Growth Fund (c)	15,847,883	286,371,241
Fidelity Series Commodity Strategy Fund (c)	390,962	36,981,141
Fidelity Series Growth Company Fund (c)	23,713,674	534,506,206
Fidelity Series Intrinsic Opportunities Fund (c)	8,451,634	100,574,446
Fidelity Series Large Cap Stock Fund (c)	22,999,994	503,699,878
Fidelity Series Large Cap Value Index Fund (c)	9,875,160	158,101,316
Fidelity Series Opportunistic Insights Fund (c)	14,245,630	318,532,284
Fidelity Series Small Cap Core Fund (c)	1,181,236	13,938,584
Fidelity Series Small Cap Discovery Fund (c)	3,434,767	43,621,543
Fidelity Series Small Cap Opportunities Fund (c)	9,654,593	147,618,727
Fidelity Series Stock Selector Large Cap Value Fund (c)	25,120,812	352,696,194
Fidelity Series Value Discovery Fund (c)	19,900,997	315,032,776
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,396,512,606)		2,915,130,542

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	10,204,651	156,335,253
Fidelity Series Emerging Markets Fund (c)	16,801,117	147,177,784
Fidelity Series Emerging Markets Opportunities Fund (c)	33,273,941	593,607,099
Fidelity Series International Growth Fund (c)	23,856,345	444,205,149
Fidelity Series International Small Cap Fund (c)	4,744,079	83,068,824
Fidelity Series International Value Fund (c)	35,561,687	447,721,642
Fidelity Series Overseas Fund (c)	31,654,730	445,382,051
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,072,777,440)		2,317,497,802

Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	274,545	2,621,908
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	359,083	2,729,034
Fidelity Series Emerging Markets Debt Fund (c)	3,593,187	28,242,450
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	1,000,515	8,994,633
Fidelity Series Floating Rate High Income Fund (c)	592,218	5,359,574
Fidelity Series High Income Fund (c)	3,410,890	28,856,126
Fidelity Series International Credit Fund (c)	29,519	240,874
Fidelity Series Long-Term Treasury Bond Index Fund (c)	47,739,051	268,770,859
Fidelity Series Real Estate Income Fund (c)	554,697	5,369,464
TOTAL BOND FUNDS (Cost $427,706,549)		351,184,922

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	5,059,060	5,060,072
Fidelity Series Government Money Market Fund 5.4% (c)(e)	81,169	81,169
Fidelity Series Short-Term Credit Fund (c)	83,899	826,408
TOTAL SHORT-TERM FUNDS (Cost $5,946,355)		5,967,649

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,911,283,647)	5,598,121,363
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,367,680)
NET ASSETS - 100.0%	5,596,753,683

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,863	Jun 2024	206,414,578	967,765	967,765
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,042	Jun 2024	111,510,281	297,046	297,046
CBOT Long Term U.S. Treasury Bond Contracts (United States)	302	Jun 2024	36,372,125	525,433	525,433

TOTAL PURCHASED					1,790,244

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	109	Jun 2024	28,931,325	(279,280)	(279,280)
ICE E-mini MSCI EAFE Index Contracts (United States)	46	Jun 2024	5,421,330	310	310
ICE MSCI Emerging Markets Index Contracts (United States)	602	Jun 2024	31,574,900	2,055	2,055

TOTAL SOLD					(276,915)

TOTAL FUTURES CONTRACTS					1,513,329
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,340,448.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,460,156	106,261,895	107,661,979	374,715	-	-	5,060,072	0.0%
Total	6,460,156	106,261,895	107,661,979	374,715	-	-	5,060,072

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	2,668,888	58,029	-	34	11,015	2,621,908
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,744,262	1,017,968	1,802,470	131,781	(387,222)	156,496	2,729,034
Fidelity Series All-Sector Equity Fund	73,315,943	25,366,220	14,545,895	6,334,165	1,134,630	18,185,308	103,456,206
Fidelity Series Blue Chip Growth Fund	201,918,319	54,901,961	69,431,449	1,318,442	4,389,970	94,592,440	286,371,241
Fidelity Series Canada Fund	119,321,128	45,532,112	24,440,310	4,629,831	4,344,195	11,578,128	156,335,253
Fidelity Series Commodity Strategy Fund	28,774,854	15,328,467	5,699,785	1,404,462	(403,475)	(1,018,920)	36,981,141
Fidelity Series Emerging Markets Debt Fund	20,340,071	8,798,389	2,627,942	1,480,849	58,451	1,673,481	28,242,450
Fidelity Series Emerging Markets Debt Local Currency Fund	6,937,721	3,065,921	856,762	573,384	34,279	(186,526)	8,994,633
Fidelity Series Emerging Markets Fund	76,787,005	73,438,722	13,356,146	3,229,277	296,213	10,011,990	147,177,784
Fidelity Series Emerging Markets Opportunities Fund	485,252,629	131,202,550	67,202,813	15,054,856	1,763,769	42,590,964	593,607,099
Fidelity Series Floating Rate High Income Fund	3,798,459	1,977,341	502,038	431,016	12,966	72,846	5,359,574
Fidelity Series Government Money Market Fund 5.4%	41,101,270	39,994,219	81,014,320	2,466,935	-	-	81,169
Fidelity Series Growth Company Fund	376,695,683	118,258,249	119,061,491	14,014,303	5,171,742	153,442,023	534,506,206
Fidelity Series High Income Fund	20,506,716	10,102,942	2,651,435	1,542,768	56,861	841,042	28,856,126
Fidelity Series International Credit Fund	235,906	8,846	15,310	8,846	100	11,332	240,874
Fidelity Series International Growth Fund	315,303,107	107,614,863	45,314,519	5,030,590	4,962,036	61,639,662	444,205,149
Fidelity Series International Small Cap Fund	86,077,784	20,934,765	29,366,091	2,618,810	(6,144,105)	11,566,471	83,068,824
Fidelity Series International Value Fund	314,476,906	121,030,551	54,891,271	12,533,358	6,004,034	61,101,422	447,721,642
Fidelity Series Intrinsic Opportunities Fund	76,100,455	37,469,711	17,634,730	18,087,827	(1,636,831)	6,275,841	100,574,446
Fidelity Series Investment Grade Bond Fund	992,041	3,243,674	4,321,104	85,830	92,696	(7,307)	-
Fidelity Series Large Cap Stock Fund	353,763,962	115,254,454	59,494,380	21,625,098	9,685,527	84,490,315	503,699,878
Fidelity Series Large Cap Value Index Fund	110,855,916	43,973,821	16,804,417	5,632,683	2,305,166	17,770,830	158,101,316
Fidelity Series Long-Term Treasury Bond Index Fund	237,347,413	102,842,676	48,335,311	8,576,088	(2,335,252)	(20,748,667)	268,770,859
Fidelity Series Opportunistic Insights Fund	224,522,733	56,864,156	59,921,502	2,755,507	3,932,174	93,134,723	318,532,284
Fidelity Series Overseas Fund	314,994,170	113,277,291	47,019,231	6,400,031	7,357,833	56,771,988	445,382,051
Fidelity Series Real Estate Income Fund	6,970,083	1,916,640	3,634,318	380,338	(206,169)	323,228	5,369,464
Fidelity Series Short-Term Credit Fund	762,518	100,869	53,846	25,555	1,747	15,120	826,408
Fidelity Series Small Cap Core Fund	-	13,719,236	556,477	11,715	15,221	760,604	13,938,584
Fidelity Series Small Cap Discovery Fund	32,297,039	11,273,185	8,017,211	1,156,761	247,736	7,820,794	43,621,543
Fidelity Series Small Cap Opportunities Fund	108,526,122	34,258,203	25,542,750	1,306,437	1,823,747	28,553,405	147,618,727
Fidelity Series Stock Selector Large Cap Value Fund	247,022,816	100,042,647	41,483,992	20,737,514	4,029,274	43,085,449	352,696,194
Fidelity Series Value Discovery Fund	220,424,909	103,053,954	35,289,815	14,094,890	3,848,562	22,995,166	315,032,776
	4,109,167,940	1,518,533,491	900,947,160	173,679,947	50,455,909	807,510,663	5,584,720,843

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	8,340,448	-	8,340,448	-

Domestic Equity Funds	2,915,130,542	2,915,130,542	-	-

International Equity Funds	2,317,497,802	2,317,497,802	-	-

Bond Funds	351,184,922	351,184,922	-	-

Short-Term Funds	5,967,649	5,967,649	-	-
Total Investments in Securities:	5,598,121,363	5,589,780,915	8,340,448	-
Derivative Instruments: Assets
Futures Contracts	1,792,609	1,792,609	-	-
Total Assets	1,792,609	1,792,609	-	-
Liabilities
Futures Contracts	(279,280)	(279,280)	-	-
Total Liabilities	(279,280)	(279,280)	-	-
Total Derivative Instruments:	1,513,329	1,513,329	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,365	(279,280)
Total Equity Risk	2,365	(279,280)
Interest Rate Risk
Futures Contracts (a)	1,790,244	0
Total Interest Rate Risk	1,790,244	0
Total Value of Derivatives	1,792,609	(279,280)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2060 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,340,697)	$8,340,448
Fidelity Central Funds (cost $5,060,072)	5,060,072
Other affiliated issuers (cost $4,897,882,878)	5,584,720,843

Total Investment in Securities (cost $4,911,283,647)		$5,598,121,363
Receivable for investments sold		24,140,158
Receivable for fund shares sold		15,984,784
Distributions receivable from Fidelity Central Funds		23,154
Other receivables		26
Total assets		5,638,269,485
Liabilities
Payable for investments purchased	$35,018,010
Payable for fund shares redeemed	3,368,500
Accrued management fee	2,811,454
Payable for daily variation margin on futures contracts	307,299
Other payables and accrued expenses	10,539
Total liabilities		41,515,802
Net Assets		$5,596,753,683
Net Assets consist of:
Paid in capital		$4,959,676,444
Total accumulated earnings (loss)		637,077,239
Net Assets		$5,596,753,683

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2060 Fund :
Net Asset Value, offering price and redemption price per share ($1,352,417,522 ÷ 96,111,442 shares)		$14.07
Class K :
Net Asset Value, offering price and redemption price per share ($2,554,114,765 ÷ 181,543,853 shares)		$14.07
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,690,221,396 ÷ 120,139,454 shares)		$14.07
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$98,695,958
Interest		391,456
Income from Fidelity Central Funds		374,715
Total income		99,462,129
Expenses
Management fee	$28,905,015
Independent trustees' fees and expenses	14,485
Miscellaneous	128,545
Total expenses before reductions	29,048,045
Expense reductions	(33)
Total expenses after reductions		29,048,012
Net Investment income (loss)		70,414,117
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	376
Redemptions in-kind	66,975,606
Affiliated issuers	(16,519,697)
Futures contracts	(16,790,393)
Capital gain distributions from underlying funds:
Affiliated issuers	74,983,989
Total net realized gain (loss)		108,649,881
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,623)
Affiliated issuers	807,510,663
Futures contracts	2,417,449
Total change in net unrealized appreciation (depreciation)		809,926,489
Net gain (loss)		918,576,370
Net increase (decrease) in net assets resulting from operations		$988,990,487
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,414,117	$76,992,280
Net realized gain (loss)	108,649,881	57,891,346
Change in net unrealized appreciation (depreciation)	809,926,489	(345,565,996)
Net increase (decrease) in net assets resulting from operations	988,990,487	(210,682,370)
Distributions to shareholders	(104,606,053)	(336,051,550)

Share transactions - net increase (decrease)	590,832,874	1,008,677,073
Total increase (decrease) in net assets	1,475,217,308	461,943,153

Net Assets
Beginning of period	4,121,536,375	3,659,593,222
End of period	$5,596,753,683	$4,121,536,375

Financial Highlights
Fidelity Freedom® 2060 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.78	$13.92	$14.89	$9.87	$11.76
Income from Investment Operations
Net investment income (loss) A,B	.17	.23	.32	.13	.19
Net realized and unrealized gain (loss)	2.38	(1.20)	.22	5.43	(1.34)
Total from investment operations	2.55	(.97)	.54	5.56	(1.15)
Distributions from net investment income	(.16)	(.23)	(.33)	(.15)	(.19)
Distributions from net realized gain	(.10)	(.94)	(1.18)	(.39)	(.55)
Total distributions	(.26)	(1.17)	(1.51)	(.54)	(.74)
Net asset value, end of period	$14.07	$11.78	$13.92	$14.89	$9.87
Total Return C	21.90%	(6.66)%	3.21%	57.57%	(10.80)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.37%	2.03%	2.14%	.99%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,352,418	$1,234,246	$1,070,581	$891,301	$451,002
Portfolio turnover rate F	13 % G	20% G	28%	18%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2060 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.79	$13.92	$14.88	$9.86	$11.74
Income from Investment Operations
Net investment income (loss) A,B	.18	.25	.34	.14	.20
Net realized and unrealized gain (loss)	2.38	(1.21)	.22	5.43	(1.34)
Total from investment operations	2.56	(.96)	.56	5.57	(1.14)
Distributions from net investment income	(.18)	(.24)	(.34)	(.15)	(.19)
Distributions from net realized gain	(.10)	(.94)	(1.18)	(.39)	(.55)
Total distributions	(.28)	(1.17) C	(1.52)	(.55) C	(.74)
Net asset value, end of period	$14.07	$11.79	$13.92	$14.88	$9.86
Total Return D	21.98%	(6.53)%	3.35%	57.77%	(10.66)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.64%	.64% G	.64%	.64%
Expenses net of fee waivers, if any	.65%	.64%	.64% G	.64%	.64%
Expenses net of all reductions	.65%	.64%	.64% G	.64%	.64%
Net investment income (loss)	1.48%	2.13%	2.24%	1.09%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$2,554,115	$1,805,653	$1,829,608	$1,714,287	$933,551
Portfolio turnover rate H	13 % I	20% I	28%	18%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2060 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.78	$13.91	$14.87	$9.85	$11.75
Income from Investment Operations
Net investment income (loss) A,B	.21	.26	.36	.16	.22
Net realized and unrealized gain (loss)	2.37	(1.20)	.22	5.43	(1.35)
Total from investment operations	2.58	(.94)	.58	5.59	(1.13)
Distributions from net investment income	(.20)	(.25)	(.36)	(.17)	(.21)
Distributions from net realized gain	(.10)	(.94)	(1.18)	(.40)	(.56)
Total distributions	(.29) C	(1.19)	(1.54)	(.57)	(.77)
Net asset value, end of period	$14.07	$11.78	$13.91	$14.87	$9.85
Total Return D	22.23%	(6.40)%	3.51%	58.07%	(10.65)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.49%	.49% G	.49%	.49%
Expenses net of fee waivers, if any	.45%	.49%	.49% G	.49%	.49%
Expenses net of all reductions	.45%	.49%	.49% G	.49%	.49%
Net investment income (loss)	1.67%	2.28%	2.39%	1.24%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$1,690,221	$1,081,638	$759,404	$539,465	$230,693
Portfolio turnover rate H	13 % I	20% I	28%	18%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2065 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	9.6
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series International Value Fund	8.0
Fidelity Series Overseas Fund	8.0
Fidelity Series International Growth Fund	7.9
Fidelity Series Stock Selector Large Cap Value Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.7
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Blue Chip Growth Fund	5.1
75.8

Asset Allocation (% of Fund's net assets)

Futures - 5.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2065 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/27/24 (b) (Cost $2,109,237)	2,120,000	2,109,174

Domestic Equity Funds - 52.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	2,233,655	26,357,130
Fidelity Series Blue Chip Growth Fund (c)	4,038,323	72,972,492
Fidelity Series Commodity Strategy Fund (c)	99,750	9,435,381
Fidelity Series Growth Company Fund (c)	6,042,950	136,208,097
Fidelity Series Intrinsic Opportunities Fund (c)	2,153,833	25,630,608
Fidelity Series Large Cap Stock Fund (c)	5,861,410	128,364,889
Fidelity Series Large Cap Value Index Fund (c)	2,516,655	40,291,648
Fidelity Series Opportunistic Insights Fund (c)	3,630,100	81,169,030
Fidelity Series Small Cap Core Fund (c)	296,199	3,495,154
Fidelity Series Small Cap Discovery Fund (c)	874,957	11,111,956
Fidelity Series Small Cap Opportunities Fund (c)	2,460,855	37,626,465
Fidelity Series Stock Selector Large Cap Value Fund (c)	6,401,868	89,882,231
Fidelity Series Value Discovery Fund (c)	5,071,137	80,276,092
TOTAL DOMESTIC EQUITY FUNDS (Cost $633,197,563)		742,821,173

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,598,746	39,812,784
Fidelity Series Emerging Markets Fund (c)	4,276,787	37,464,657
Fidelity Series Emerging Markets Opportunities Fund (c)	8,477,481	151,238,252
Fidelity Series International Growth Fund (c)	6,078,367	113,179,201
Fidelity Series International Small Cap Fund (c)	1,211,222	21,208,492
Fidelity Series International Value Fund (c)	9,062,714	114,099,564
Fidelity Series Overseas Fund (c)	8,065,075	113,475,605
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $540,104,574)		590,478,555

Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	70,063	669,102
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	91,584	696,040
Fidelity Series Emerging Markets Debt Fund (c)	916,643	7,204,815
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	254,884	2,291,403
Fidelity Series Floating Rate High Income Fund (c)	151,002	1,366,564
Fidelity Series High Income Fund (c)	869,987	7,360,094
Fidelity Series International Credit Fund (c)	4,787	39,061
Fidelity Series Long-Term Treasury Bond Index Fund (c)	12,166,183	68,495,613
Fidelity Series Real Estate Income Fund (c)	141,440	1,369,138
TOTAL BOND FUNDS (Cost $99,658,225)		89,491,830

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	1,208,742	1,208,983
Fidelity Series Government Money Market Fund 5.4% (c)(e)	20,866	20,866
Fidelity Series Short-Term Credit Fund (c)	44,743	440,720
TOTAL SHORT-TERM FUNDS (Cost $1,658,942)		1,670,569

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,276,728,541)	1,426,571,301
NET OTHER ASSETS (LIABILITIES) - 0.0%	(265,468)
NET ASSETS - 100.0%	1,426,305,833

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	474	Jun 2024	52,517,719	239,559	239,559
CBOT 5-Year U.S. Treasury Note Contracts (United States)	265	Jun 2024	28,359,141	74,200	74,200
CBOT Long Term U.S. Treasury Bond Contracts (United States)	77	Jun 2024	9,273,688	132,152	132,152

TOTAL PURCHASED					445,911

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	27	Jun 2024	7,166,475	(70,498)	(70,498)
ICE E-mini MSCI EAFE Index Contracts (United States)	11	Jun 2024	1,296,405	74	74
ICE MSCI Emerging Markets Index Contracts (United States)	154	Jun 2024	8,077,300	530	530

TOTAL SOLD					(69,894)

TOTAL FUTURES CONTRACTS					376,017
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,109,174.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	882,703	23,975,694	23,649,414	73,482	-	-	1,208,983	0.0%
Total	882,703	23,975,694	23,649,414	73,482	-	-	1,208,983

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	680,713	14,463	-	11	2,841	669,102
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	733,992	474,190	461,957	31,836	(106,337)	56,152	696,040
Fidelity Series All-Sector Equity Fund	14,168,220	10,579,127	2,804,360	1,515,188	181,390	4,232,753	26,357,130
Fidelity Series Blue Chip Growth Fund	39,019,659	25,217,587	13,846,879	297,678	1,246,273	21,335,852	72,972,492
Fidelity Series Canada Fund	23,058,548	17,987,014	4,982,220	1,075,614	659,231	3,090,211	39,812,784
Fidelity Series Commodity Strategy Fund	5,608,068	5,314,713	1,172,440	316,892	(14,749)	(300,211)	9,435,381
Fidelity Series Emerging Markets Debt Fund	3,943,989	3,366,909	531,681	334,416	(1,784)	427,382	7,204,815
Fidelity Series Emerging Markets Debt Local Currency Fund	1,342,801	1,162,219	170,191	136,533	8,789	(52,215)	2,291,403
Fidelity Series Emerging Markets Fund	16,853,770	22,276,795	4,170,818	750,656	(266,046)	2,770,956	37,464,657
Fidelity Series Emerging Markets Opportunities Fund	91,818,251	61,789,902	12,972,389	3,498,014	34,749	10,567,739	151,238,252
Fidelity Series Floating Rate High Income Fund	716,111	731,902	99,899	96,604	2,743	15,707	1,366,564
Fidelity Series Government Money Market Fund 5.4%	7,737,609	12,087,874	19,804,617	538,163	-	-	20,866
Fidelity Series Growth Company Fund	72,794,819	51,140,136	23,977,187	3,267,532	1,585,973	34,664,356	136,208,097
Fidelity Series High Income Fund	4,008,709	3,672,886	541,811	349,179	12,566	207,744	7,360,094
Fidelity Series International Credit Fund	37,871	1,418	2,074	1,419	37	1,809	39,061
Fidelity Series International Growth Fund	60,933,713	45,377,518	9,174,300	1,168,659	615,900	15,426,370	113,179,201
Fidelity Series International Small Cap Fund	16,635,081	9,692,350	6,486,638	609,500	(1,786,240)	3,153,939	21,208,492
Fidelity Series International Value Fund	60,774,628	48,446,356	11,003,136	2,912,547	1,134,660	14,747,056	114,099,564
Fidelity Series Intrinsic Opportunities Fund	14,716,068	13,120,458	3,580,988	4,006,710	(20,720)	1,395,790	25,630,608
Fidelity Series Investment Grade Bond Fund	238,603	863,198	1,116,403	22,465	15,935	(1,333)	-
Fidelity Series Large Cap Stock Fund	68,372,215	48,929,891	11,116,045	4,862,365	1,450,685	20,728,143	128,364,889
Fidelity Series Large Cap Value Index Fund	21,429,751	17,385,271	3,345,274	1,313,991	289,947	4,531,953	40,291,648
Fidelity Series Long-Term Treasury Bond Index Fund	45,864,811	37,819,171	10,602,453	1,932,329	(974,771)	(3,611,145)	68,495,613
Fidelity Series Opportunistic Insights Fund	43,395,952	27,133,836	11,856,404	640,143	862,531	21,633,115	81,169,030
Fidelity Series Overseas Fund	60,873,876	46,760,066	9,558,694	1,486,806	928,948	14,471,409	113,475,605
Fidelity Series Real Estate Income Fund	1,403,353	813,074	877,623	84,882	(16,344)	46,678	1,369,138
Fidelity Series Short-Term Credit Fund	408,597	47,219	24,028	13,514	729	8,203	440,720
Fidelity Series Small Cap Core Fund	-	3,457,943	153,686	2,703	3,432	187,465	3,495,154
Fidelity Series Small Cap Discovery Fund	6,248,121	4,573,179	1,631,089	266,680	(27,408)	1,949,153	11,111,956
Fidelity Series Small Cap Opportunities Fund	20,979,069	14,629,381	5,238,342	296,739	(21,327)	7,277,684	37,626,465
Fidelity Series Stock Selector Large Cap Value Fund	47,744,260	38,995,889	7,941,082	4,958,112	578,955	10,504,209	89,882,231
Fidelity Series Value Discovery Fund	42,604,509	38,206,975	6,947,298	3,310,078	610,457	5,801,449	80,276,092
	794,465,024	612,735,160	186,206,469	40,097,947	6,988,215	195,271,214	1,423,253,144

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,109,174	-	2,109,174	-

Domestic Equity Funds	742,821,173	742,821,173	-	-

International Equity Funds	590,478,555	590,478,555	-	-

Bond Funds	89,491,830	89,491,830	-	-

Short-Term Funds	1,670,569	1,670,569	-	-
Total Investments in Securities:	1,426,571,301	1,424,462,127	2,109,174	-
Derivative Instruments: Assets
Futures Contracts	446,515	446,515	-	-
Total Assets	446,515	446,515	-	-
Liabilities
Futures Contracts	(70,498)	(70,498)	-	-
Total Liabilities	(70,498)	(70,498)	-	-
Total Derivative Instruments:	376,017	376,017	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	604	(70,498)
Total Equity Risk	604	(70,498)
Interest Rate Risk
Futures Contracts (a)	445,911	0
Total Interest Rate Risk	445,911	0
Total Value of Derivatives	446,515	(70,498)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2065 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,109,237)	$2,109,174
Fidelity Central Funds (cost $1,208,983)	1,208,983
Other affiliated issuers (cost $1,273,410,321)	1,423,253,144

Total Investment in Securities (cost $1,276,728,541)		$1,426,571,301
Receivable for investments sold		5,714,267
Receivable for fund shares sold		5,780,902
Distributions receivable from Fidelity Central Funds		5,523
Other receivables		5
Total assets		1,438,071,998
Liabilities
Payable for investments purchased	$10,118,885
Payable for fund shares redeemed	851,646
Accrued management fee	710,436
Payable for daily variation margin on futures contracts	79,395
Other payables and accrued expenses	5,803
Total liabilities		11,766,165
Net Assets		$1,426,305,833
Net Assets consist of:
Paid in capital		$1,286,704,480
Total accumulated earnings (loss)		139,601,353
Net Assets		$1,426,305,833

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2065 Fund :
Net Asset Value, offering price and redemption price per share ($348,066,496 ÷ 27,042,290 shares)		$12.87
Class K :
Net Asset Value, offering price and redemption price per share ($620,120,212 ÷ 48,121,102 shares)		$12.89
Class K6 :
Net Asset Value, offering price and redemption price per share ($458,119,125 ÷ 35,459,050 shares)		$12.92
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$22,738,797
Interest		87,229
Income from Fidelity Central Funds		73,482
Total income		22,899,508
Expenses
Management fee	$6,481,650
Independent trustees' fees and expenses	3,150
Miscellaneous	63,413
Total expenses before reductions	6,548,213
Expense reductions	(32,023)
Total expenses after reductions		6,516,190
Net Investment income (loss)		16,383,318
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(14)
Redemptions in-kind	11,897,111
Affiliated issuers	(4,908,896)
Futures contracts	(3,694,237)
Capital gain distributions from underlying funds:
Affiliated issuers	17,359,150
Total net realized gain (loss)		20,653,114
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(330)
Affiliated issuers	195,271,214
Futures contracts	564,287
Total change in net unrealized appreciation (depreciation)		195,835,171
Net gain (loss)		216,488,285
Net increase (decrease) in net assets resulting from operations		$232,871,603
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,383,318	$12,546,850
Net realized gain (loss)	20,653,114	5,071,036
Change in net unrealized appreciation (depreciation)	195,835,171	(32,017,525)
Net increase (decrease) in net assets resulting from operations	232,871,603	(14,399,639)
Distributions to shareholders	(23,720,348)	(41,459,464)

Share transactions - net increase (decrease)	420,663,657	389,603,089
Total increase (decrease) in net assets	629,814,912	333,743,986

Net Assets
Beginning of period	796,490,921	462,746,935
End of period	$1,426,305,833	$796,490,921

Financial Highlights
Fidelity Freedom® 2065 Fund

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.78	$12.53	$13.10	$8.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.22	.30	.12	.13
Net realized and unrealized gain (loss)	2.17	(1.09)	.17	4.74	(1.46)
Total from investment operations	2.33	(.87)	.47	4.86	(1.33)
Distributions from net investment income	(.15)	(.20)	(.28)	(.13)	(.12)
Distributions from net realized gain	(.09)	(.68)	(.76)	(.15)	(.03)
Total distributions	(.24)	(.88)	(1.04)	(.28)	(.15)
Net asset value, end of period	$12.87	$10.78	$12.53	$13.10	$8.52
Total Return D,E	21.89%	(6.64)%	3.25%	57.49%	(13.60)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.75%	.75%	.75%	.75%	.76% H,I
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.76% H,I
Expenses net of all reductions	.75%	.75%	.75%	.75%	.76% H,I
Net investment income (loss)	1.42%	2.09%	2.24%	1.07%	1.71% H
Supplemental Data
Net assets, end of period (000 omitted)	$348,066	$249,369	$143,463	$68,876	$13,332
Portfolio turnover rate J	12 % K	17% K	23%	13%	33% H

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2065 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.80	$12.54	$13.11	$8.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.23	.31	.14	.13
Net realized and unrealized gain (loss)	2.18	(1.08)	.17	4.74	(1.45)
Total from investment operations	2.35	(.85)	.48	4.88	(1.32)
Distributions from net investment income	(.17)	(.21)	(.29)	(.13)	(.13)
Distributions from net realized gain	(.09)	(.68)	(.76)	(.16)	(.03)
Total distributions	(.26)	(.89)	(1.05)	(.29)	(.16)
Net asset value, end of period	$12.89	$10.80	$12.54	$13.11	$8.52
Total Return D,E	22.02%	(6.49)%	3.30%	57.72%	(13.55)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.65%	.64%	.64% H	.64%	.65% H,I
Expenses net of fee waivers, if any	.65%	.64%	.64% H	.64%	.65% H,I
Expenses net of all reductions	.65%	.64%	.64% H	.64%	.65% H,I
Net investment income (loss)	1.53%	2.19%	2.34%	1.18%	1.81% I
Supplemental Data
Net assets, end of period (000 omitted)	$620,120	$326,070	$213,091	$113,107	$20,387
Portfolio turnover rate J	12 % K	17% K	23%	13%	33% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2065 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.82	$12.56	$13.13	$8.53	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.25	.33	.15	.15
Net realized and unrealized gain (loss)	2.17	(1.08)	.17	4.75	(1.46)
Total from investment operations	2.37	(.83)	.50	4.90	(1.31)
Distributions from net investment income	(.18)	(.22)	(.31)	(.14)	(.13)
Distributions from net realized gain	(.09)	(.69)	(.76)	(.16)	(.03)
Total distributions	(.27)	(.91)	(1.07)	(.30)	(.16)
Net asset value, end of period	$12.92	$10.82	$12.56	$13.13	$8.53
Total Return D,E	22.20%	(6.32)%	3.43%	57.93%	(13.43)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.46%	.49%	.49% H	.49%	.50% H,I
Expenses net of fee waivers, if any	.45%	.49%	.49% H	.49%	.50% H,I
Expenses net of all reductions	.45%	.49%	.49% H	.49%	.50% H,I
Net investment income (loss)	1.72%	2.34%	2.49%	1.33%	1.97% I
Supplemental Data
Net assets, end of period (000 omitted)	$458,119	$221,052	$106,193	$43,461	$6,094
Portfolio turnover rate J	12 % K	17% K	23%	13%	33% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended March 31, 2024

1. Organization.
Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund and Fidelity Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective May 8, 2024, Fidelity Freedom 2005 Fund will be closed to new accounts with certain exceptions. Effective June 20, 2024, Fidelity Freedom 2005 Fund will be closed to all new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom 2015 Fund	26,976
Fidelity Freedom 2020 Fund	337,994
Fidelity Freedom 2025 Fund	338,949
Fidelity Freedom 2030 Fund	398,798
Fidelity Freedom 2035 Fund	220,101
Fidelity Freedom 2040 Fund	190,799
Fidelity Freedom 2045 Fund	161,459
Fidelity Freedom 2050 Fund	117,121

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Freedom Income Fund	2,082,757,393	145,285,253	(133,077,156)	12,208,097
Fidelity Freedom 2005 Fund	648,526,169	44,920,859	(54,355,081)	(9,434,222)
Fidelity Freedom 2010 Fund	3,457,324,990	373,813,249	(299,755,186)	74,058,063
Fidelity Freedom 2015 Fund	4,830,598,731	730,528,569	(413,807,201)	316,721,368
Fidelity Freedom 2020 Fund	13,972,260,462	2,701,749,752	(1,305,872,217)	1,395,877,535
Fidelity Freedom 2025 Fund	20,478,830,199	4,304,492,491	(1,862,975,241)	2,441,517,250
Fidelity Freedom 2030 Fund	29,058,659,827	6,626,970,923	(2,166,766,415)	4,460,204,508
Fidelity Freedom 2035 Fund	23,403,476,825	6,078,659,362	(1,270,307,271)	4,808,352,091
Fidelity Freedom 2040 Fund	22,674,871,003	7,036,364,943	(841,097,677)	6,195,267,266
Fidelity Freedom 2045 Fund	16,336,272,115	4,716,659,015	(548,384,037)	4,168,274,978
Fidelity Freedom 2050 Fund	14,959,574,958	4,114,030,312	(506,922,943)	3,607,107,369
Fidelity Freedom 2055 Fund	9,514,674,633	1,990,634,371	(334,565,819)	1,656,068,552
Fidelity Freedom 2060 Fund	4,983,078,593	805,726,788	(190,684,018)	615,042,770
Fidelity Freedom 2065 Fund	1,294,734,111	173,001,510	(41,164,320)	131,837,190

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Freedom Income Fund	4,972,414	-	(51,253,355)	12,208,097
Fidelity Freedom 2005 Fund	1,980,312	-	(15,222,960)	(9,434,222)
Fidelity Freedom 2010 Fund	12,331,521	-	(4,766,015)	74,058,063
Fidelity Freedom 2015 Fund	18,201,025	31,348,715	-	316,721,368
Fidelity Freedom 2020 Fund	42,496,957	154,546,132	-	1,395,877,535
Fidelity Freedom 2025 Fund	46,719,646	133,608,804	-	2,441,517,250
Fidelity Freedom 2030 Fund	57,034,063	98,855,445	-	4,460,204,508
Fidelity Freedom 2035 Fund	31,255,578	95,158,307	-	4,808,352,091
Fidelity Freedom 2040 Fund	-	113,971,427	-	6,195,267,266
Fidelity Freedom 2045 Fund	-	39,495,640	-	4,168,274,978
Fidelity Freedom 2050 Fund	-	25,287,794	-	3,607,107,369
Fidelity Freedom 2055 Fund	-	17,164,535	-	1,656,068,552
Fidelity Freedom 2060 Fund	-	23,117,401	-	615,042,770
Fidelity Freedom 2065 Fund	-	8,024,009	-	131,837,190

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Freedom Income Fund	(18,466,463)	(32,786,892)	(51,253,355)
Fidelity Freedom 2005 Fund	(6,527,853)	(8,695,107)	(15,222,960)
Fidelity Freedom 2010 Fund	(4,766,015)	-	(4,766,015)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2024 to March 31, 2024. Loss deferrals were as follows:

Ordinary losses ($)
Fidelity Freedom 2045 Fund	(4,729,024)
Fidelity Freedom 2050 Fund	(4,231,590)
Fidelity Freedom 2055 Fund	(2,313,209)
Fidelity Freedom 2060 Fund	(1,082,932)
Fidelity Freedom 2065 Fund	(259,845)

The tax character of distributions paid was as follows:

March 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Income Fund	66,332,172	-	66,332,172
Fidelity Freedom 2005 Fund	19,848,337	-	19,848,337
Fidelity Freedom 2010 Fund	99,335,225	-	99,335,225
Fidelity Freedom 2015 Fund	132,924,197	7,454,896	140,379,093
Fidelity Freedom 2020 Fund	374,148,373	52,284,047	426,432,420
Fidelity Freedom 2025 Fund	506,792,741	-	506,792,741
Fidelity Freedom 2030 Fund	650,971,182	-	650,971,182
Fidelity Freedom 2035 Fund	484,904,418	54,283,530	539,187,948
Fidelity Freedom 2040 Fund	408,455,470	92,452,261	500,907,731
Fidelity Freedom 2045 Fund	276,785,242	99,714,241	376,499,483
Fidelity Freedom 2050 Fund	252,365,787	78,175,901	330,541,688
Fidelity Freedom 2055 Fund	147,936,561	59,905,712	207,842,273
Fidelity Freedom 2060 Fund	73,320,613	31,285,440	104,606,053
Fidelity Freedom 2065 Fund	17,256,975	6,463,373	23,720,348

March 31, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Income Fund	86,403,458	60,400,904	146,804,362
Fidelity Freedom 2005 Fund	25,847,459	22,356,095	48,203,554
Fidelity Freedom 2010 Fund	129,372,882	154,264,446	283,637,328
Fidelity Freedom 2015 Fund	184,448,290	295,134,581	479,582,871
Fidelity Freedom 2020 Fund	539,588,820	1,149,016,488	1,688,605,308
Fidelity Freedom 2025 Fund	696,722,060	1,509,062,901	2,205,784,961
Fidelity Freedom 2030 Fund	841,748,979	2,142,544,246	2,984,293,225
Fidelity Freedom 2035 Fund	583,441,775	1,916,927,271	2,500,369,046
Fidelity Freedom 2040 Fund	543,323,598	2,203,090,461	2,746,414,059
Fidelity Freedom 2045 Fund	368,154,834	1,432,105,495	1,800,260,329
Fidelity Freedom 2050 Fund	326,755,186	1,270,085,783	1,596,840,969
Fidelity Freedom 2055 Fund	175,089,629	659,258,877	834,348,506
Fidelity Freedom 2060 Fund	77,042,766	259,008,784	336,051,550
Fidelity Freedom 2065 Fund	13,113,725	28,345,739	41,459,464

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Freedom Income Fund
Equity Risk
Futures Contracts	(4,549,438)	1,663,937
Total Equity Risk	(4,549,438)	1,663,937
Interest Rate Risk
Futures Contracts	(3,681,189)	(561,223)
Total Interest Rate Risk	(3,681,189)	(561,223)
Totals	(8,230,627)	1,102,714
Fidelity Freedom 2005 Fund
Equity Risk
Futures Contracts	(1,434,038)	555,063
Total Equity Risk	(1,434,038)	555,063
Interest Rate Risk
Futures Contracts	(1,194,043)	(179,321)
Total Interest Rate Risk	(1,194,043)	(179,321)
Totals	(2,628,081)	375,742
Fidelity Freedom 2010 Fund
Equity Risk
Futures Contracts	(7,244,977)	2,773,699
Total Equity Risk	(7,244,977)	2,773,699
Interest Rate Risk
Futures Contracts	(6,160,235)	(906,765)
Total Interest Rate Risk	(6,160,235)	(906,765)
Totals	(13,405,212)	1,866,934
Fidelity Freedom 2015 Fund
Equity Risk
Futures Contracts	(9,947,400)	3,906,029
Total Equity Risk	(9,947,400)	3,906,029
Interest Rate Risk
Futures Contracts	(8,980,846)	(1,326,097)
Total Interest Rate Risk	(8,980,846)	(1,326,097)
Totals	(18,928,246)	2,579,932
Fidelity Freedom 2020 Fund
Equity Risk
Futures Contracts	(30,903,303)	11,816,990
Total Equity Risk	(30,903,303)	11,816,990
Interest Rate Risk
Futures Contracts	(27,051,390)	(4,046,127)
Total Interest Rate Risk	(27,051,390)	(4,046,127)
Totals	(57,954,693)	7,770,863
Fidelity Freedom 2025 Fund
Equity Risk
Futures Contracts	(43,919,801)	16,033,188
Total Equity Risk	(43,919,801)	16,033,188
Interest Rate Risk
Futures Contracts	(38,846,680)	(5,221,177)
Total Interest Rate Risk	(38,846,680)	(5,221,177)
Totals	(82,766,481)	10,812,011
Fidelity Freedom 2030 Fund
Equity Risk
Futures Contracts	(61,320,733)	21,507,979
Total Equity Risk	(61,320,733)	21,507,979
Interest Rate Risk
Futures Contracts	(53,875,538)	(6,388,698)
Total Interest Rate Risk	(53,875,538)	(6,388,698)
Totals	(115,196,271)	15,119,281
Fidelity Freedom 2035 Fund
Equity Risk
Futures Contracts	(48,146,980)	16,150,555
Total Equity Risk	(48,146,980)	16,150,555
Interest Rate Risk
Futures Contracts	(43,453,468)	(4,597,436)
Total Interest Rate Risk	(43,453,468)	(4,597,436)
Totals	(91,600,448)	11,553,119
Fidelity Freedom 2040 Fund
Equity Risk
Futures Contracts	(50,102,292)	16,150,170
Total Equity Risk	(50,102,292)	16,150,170
Interest Rate Risk
Futures Contracts	(44,422,853)	(4,550,824)
Total Interest Rate Risk	(44,422,853)	(4,550,824)
Totals	(94,525,145)	11,599,346
Fidelity Freedom 2045 Fund
Equity Risk
Futures Contracts	(35,096,977)	11,201,485
Total Equity Risk	(35,096,977)	11,201,485
Interest Rate Risk
Futures Contracts	(31,009,162)	(1,869,212)
Total Interest Rate Risk	(31,009,162)	(1,869,212)
Totals	(66,106,139)	9,332,273
Fidelity Freedom 2050 Fund
Equity Risk
Futures Contracts	(31,732,664)	10,108,968
Total Equity Risk	(31,732,664)	10,108,968
Interest Rate Risk
Futures Contracts	(28,206,679)	(1,664,186)
Total Interest Rate Risk	(28,206,679)	(1,664,186)
Totals	(59,939,343)	8,444,782
Fidelity Freedom 2055 Fund
Equity Risk
Futures Contracts	(18,612,884)	5,728,315
Total Equity Risk	(18,612,884)	5,728,315
Interest Rate Risk
Futures Contracts	(16,495,182)	(754,347)
Total Interest Rate Risk	(16,495,182)	(754,347)
Totals	(35,108,066)	4,973,968
Fidelity Freedom 2060 Fund
Equity Risk
Futures Contracts	(8,955,579)	2,631,414
Total Equity Risk	(8,955,579)	2,631,414
Interest Rate Risk
Futures Contracts	(7,834,814)	(213,965)
Total Interest Rate Risk	(7,834,814)	(213,965)
Totals	(16,790,393)	2,417,449
Fidelity Freedom 2065 Fund
Equity Risk
Futures Contracts	(1,983,562)	489,526
Total Equity Risk	(1,983,562)	489,526
Interest Rate Risk
Futures Contracts	(1,710,675)	74,761
Total Interest Rate Risk	(1,710,675)	74,761
Totals	(3,694,237)	564,287

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Income Fund	252,442,088	500,609,056
Fidelity Freedom 2005 Fund	97,674,215	197,866,367
Fidelity Freedom 2010 Fund	456,318,150	893,197,700
Fidelity Freedom 2015 Fund	699,896,097	1,380,085,741
Fidelity Freedom 2020 Fund	2,154,127,863	4,524,631,757
Fidelity Freedom 2025 Fund	3,246,559,731	5,336,397,493
Fidelity Freedom 2030 Fund	5,036,155,668	5,693,315,407
Fidelity Freedom 2035 Fund	4,873,254,592	4,303,325,390
Fidelity Freedom 2040 Fund	4,672,395,583	4,111,190,287
Fidelity Freedom 2045 Fund	3,398,593,770	2,508,658,204
Fidelity Freedom 2050 Fund	3,215,790,448	2,263,927,906
Fidelity Freedom 2055 Fund	2,328,605,398	1,269,860,680
Fidelity Freedom 2060 Fund	1,518,533,491	589,153,348
Fidelity Freedom 2065 Fund	612,735,160	126,749,932

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Freedom Income Fund	4,961,279	2,214,942	50,795,878	Class K, Class K6
Fidelity Freedom 2005 Fund	1,249,481	308,374	13,555,789	Class K, Class K6
Fidelity Freedom 2010 Fund	3,376,210	2,403,980	45,157,620	Class K, Class K6
Fidelity Freedom 2015 Fund	8,385,661	10,083,513	91,987,308	Class K, Class K6
Fidelity Freedom 2020 Fund	24,621,982	48,532,239	339,165,043	Class K, Class K6
Fidelity Freedom 2025 Fund	49,088,229	120,039,558	628,001,676	Class K, Class K6
Fidelity Freedom 2030 Fund	69,585,705	247,055,499	1,125,753,320	Class K, Class K6
Fidelity Freedom 2035 Fund	64,746,396	233,459,427	917,391,030	Class K, Class K6
Fidelity Freedom 2040 Fund	111,349,574	335,538,186	1,138,237,503	Class K, Class K6
Fidelity Freedom 2045 Fund	68,249,577	249,917,153	803,553,542	Class K, Class K6
Fidelity Freedom 2050 Fund	76,372,956	281,268,301	911,527,805	Class K, Class K6
Fidelity Freedom 2055 Fund	37,776,930	133,937,805	519,740,766	Class K, Class K6
Fidelity Freedom 2060 Fund	24,625,265	66,975,606	311,890,383	Class K, Class K6
Fidelity Freedom 2065 Fund	5,137,053	11,897,111	59,607,622	Class K, Class K6

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Freedom Income Fund	2,792,465	1,156,999	28,285,197	Class K, Class K6
Fidelity Freedom 2005 Fund	850,489	200,288	9,180,483	Class K, Class K6
Fidelity Freedom 2010 Fund	2,362,726	1,505,189	30,816,973	Class K, Class K6
Fidelity Freedom 2015 Fund	4,355,786	4,662,916	46,189,759	Class K, Class K6
Fidelity Freedom 2020 Fund	15,231,262	26,744,273	201,188,913	Class K, Class K6
Fidelity Freedom 2025 Fund	32,801,411	60,505,196	395,393,926	Class K, Class K6
Fidelity Freedom 2030 Fund	33,525,028	87,726,810	507,241,361	Class K, Class K6
Fidelity Freedom 2035 Fund	54,022,880	139,918,149	696,482,388	Class K, Class K6
Fidelity Freedom 2040 Fund	69,314,160	150,029,647	636,050,362	Class K, Class K6
Fidelity Freedom 2045 Fund	54,098,869	142,542,296	568,612,905	Class K, Class K6
Fidelity Freedom 2050 Fund	42,270,857	113,346,062	450,649,966	Class K, Class K6
Fidelity Freedom 2055 Fund	22,005,632	57,975,133	271,349,686	Class K, Class K6
Fidelity Freedom 2060 Fund	12,198,690	23,179,494	138,016,389	Class K, Class K6
Fidelity Freedom 2065 Fund	2,024,158	3,352,514	20,921,383	Class K, Class K6
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K, K6)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.465%	.415%
Fidelity Freedom 2010 Fund	.482%	.428%
Fidelity Freedom 2015 Fund	.525%	.461%
Fidelity Freedom 2020 Fund	.567%	.496%
Fidelity Freedom 2025 Fund	.610%	.531%
Fidelity Freedom 2030 Fund	.652%	.566%
Fidelity Freedom 2035 Fund	.695%	.601%
Fidelity Freedom 2040 Fund	.737%	.636%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%
Fidelity Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.24%
Fidelity Freedom 2005 Fund	.24%
Fidelity Freedom 2010 Fund	.25%
Fidelity Freedom 2015 Fund	.27%
Fidelity Freedom 2020 Fund	.30%
Fidelity Freedom 2025 Fund	.34%
Fidelity Freedom 2030 Fund	.37%
Fidelity Freedom 2035 Fund	.41%
Fidelity Freedom 2040 Fund	.44%
Fidelity Freedom 2045 Fund	.45%
Fidelity Freedom 2050 Fund	.45%
Fidelity Freedom 2055 Fund	.45%
Fidelity Freedom 2060 Fund	.45%
Fidelity Freedom 2065 Fund	.45%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Changes in Net Assets.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Income Fund	54,530,724	1,668,436
Fidelity Freedom 2005 Fund	16,551,420	508,469
Fidelity Freedom 2010 Fund	72,531,100	2,283,284
Fidelity Freedom 2015 Fund	89,345,554	2,894,801
Fidelity Freedom 2020 Fund	221,369,551	7,067,489
Fidelity Freedom 2025 Fund	235,123,384	7,726,440
Fidelity Freedom 2030 Fund	220,978,796	7,962,148
7. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of class-level average net assets on an annual basis. This reimbursement will remain in place through July 31, 2025. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement ($)
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund	7,368
Class K	15,915
Class K6	8,591

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Freedom Income Fund	66
Fidelity Freedom 2005 Fund	72
Fidelity Freedom 2010 Fund	31
Fidelity Freedom 2015 Fund	28
Fidelity Freedom 2020 Fund	12
Fidelity Freedom 2025 Fund	19
Fidelity Freedom 2030 Fund	30
Fidelity Freedom 2035 Fund	4
Fidelity Freedom 2040 Fund	7
Fidelity Freedom 2045 Fund	19
Fidelity Freedom 2055 Fund	13
Fidelity Freedom 2060 Fund	33
Fidelity Freedom 2065 Fund	149
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2024	Year ended March 31, 2023
Fidelity Freedom Income Fund
Distributions to shareholders
Fidelity Freedom Income Fund	$39,913,335	$93,707,743
Class K	18,407,334	37,735,084
Class K6	8,011,503	15,361,535
Total	$66,332,172	$146,804,362
Fidelity Freedom 2005 Fund
Distributions to shareholders
Fidelity Freedom 2005 Fund	$ 10,659,104	$ 28,436,602
Class K	6,384,161	14,138,014
Class K6	2,805,072	5,628,938
Total	$19,848,337	$48,203,554
Fidelity Freedom 2010 Fund
Distributions to shareholders
Fidelity Freedom 2010 Fund	$ 66,669,585	$ 201,328,007
Class K	24,328,768	61,549,728
Class K6	8,336,872	20,759,593
Total	$99,335,225	$283,637,328
Fidelity Freedom 2015 Fund
Distributions to shareholders
Fidelity Freedom 2015 Fund	$ 81,149,283	$ 304,042,846
Class K	42,537,628	126,500,160
Class K6	16,692,182	49,039,865
Total	$140,379,093	$479,582,871
Fidelity Freedom 2020 Fund
Distributions to shareholders
Fidelity Freedom 2020 Fund	$ 211,585,054	$ 931,893,168
Class K	150,088,946	552,144,664
Class K6	64,758,420	204,567,476
Total	$426,432,420	$1,688,605,308
Fidelity Freedom 2025 Fund
Distributions to shareholders
Fidelity Freedom 2025 Fund	$ 195,467,916	$ 1,025,111,793
Class K	206,980,126	824,832,049
Class K6	104,344,699	355,841,119
Total	$506,792,741	$2,205,784,961
Fidelity Freedom 2030 Fund
Distributions to shareholders
Fidelity Freedom 2030 Fund	$ 244,692,165	$ 1,361,350,057
Class K	264,252,284	1,129,642,350
Class K6	142,026,733	493,300,818
Total	$650,971,182	$2,984,293,225
Fidelity Freedom 2035 Fund
Distributions to shareholders
Fidelity Freedom 2035 Fund	$ 184,501,630	$ 1,056,156,455
Class K	223,045,751	975,497,756
Class K6	131,640,567	468,714,835
Total	$539,187,948	$2,500,369,046
Fidelity Freedom 2040 Fund
Distributions to shareholders
Fidelity Freedom 2040 Fund	$ 180,447,119	$ 1,159,770,805
Class K	199,009,331	1,076,636,624
Class K6	121,451,281	510,006,630
Total	$500,907,731	$2,746,414,059
Fidelity Freedom 2045 Fund
Distributions to shareholders
Fidelity Freedom 2045 Fund	$ 115,078,883	$ 648,573,221
Class K	161,276,100	769,470,831
Class K6	100,144,500	382,216,277
Total	$376,499,483	$1,800,260,329
Fidelity Freedom 2050 Fund
Distributions to shareholders
Fidelity Freedom 2050 Fund	$ 95,134,908	$ 546,237,626
Class K	146,309,518	716,723,092
Class K6	89,097,262	333,880,251
Total	$330,541,688	$1,596,840,969
Fidelity Freedom 2055 Fund
Distributions to shareholders
Fidelity Freedom 2055 Fund	$ 54,264,687	$ 260,447,822
Class K	96,102,626	392,768,689
Class K6	57,474,960	181,131,995
Total	$207,842,273	$834,348,506
Fidelity Freedom 2060 Fund
Distributions to shareholders
Fidelity Freedom 2060 Fund	$ 24,857,606	$ 98,510,288
Class K	49,311,267	160,384,691
Class K6	30,437,180	77,156,571
Total	$104,606,053	$336,051,550
Fidelity Freedom 2065 Fund
Distributions to shareholders
Fidelity Freedom 2065 Fund	$ 5,763,905	$ 12,830,517
Class K	10,821,599	18,046,340
Class K6	7,134,844	10,582,607
Total	$23,720,348	$41,459,464
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2024	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2023
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	7,720,989	11,733,568	$79,219,029	$121,213,195
Reinvestment of distributions	3,708,750	8,839,479	38,230,679	90,716,259
Shares redeemed	(39,264,609)	(35,690,896)	(401,216,332)	(368,902,365)
Net increase (decrease)	(27,834,870)	(15,117,849)	$(283,766,624)	$(156,972,911)
Class K
Shares sold	20,543,403	10,131,903	$208,995,109	$104,934,856
Reinvestment of distributions	1,788,758	3,678,349	18,407,331	37,721,410
Shares redeemed	(23,359,538)	(27,640,795)	(239,318,157)	(285,445,186)
Net increase (decrease)	(1,027,377)	(13,830,543)	$(11,915,717)	$(142,788,920)
Class K6
Shares sold	8,872,908	8,927,914	$90,620,788	$92,513,404
Reinvestment of distributions	779,095	1,503,295	8,011,494	15,361,535
Shares redeemed	(9,929,296)	(9,715,573)	(101,770,934)	(99,772,116)
Net increase (decrease)	(277,293)	715,636	$(3,138,652)	$8,102,823
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	2,208,847	3,616,766	$24,030,846	$39,574,536
Reinvestment of distributions	937,088	2,564,703	10,307,095	27,757,723
Shares redeemed	(12,320,032)	(10,876,426)	(133,501,726)	(119,486,955)
Net increase (decrease)	(9,174,097)	(4,694,957)	$(99,163,785)	$(52,154,696)
Class K
Shares sold	7,072,995	4,027,513	$76,443,698	$43,852,350
Reinvestment of distributions	581,272	1,307,438	6,384,161	14,138,014
Shares redeemed	(8,873,189)	(10,412,162)	(96,383,391)	(113,763,772)
Net increase (decrease)	(1,218,922)	(5,077,211)	$(13,555,532)	$(55,773,408)
Class K6
Shares sold	3,328,198	3,891,015	$36,028,126	$42,750,934
Reinvestment of distributions	256,396	523,767	2,805,072	5,628,938
Shares redeemed	(3,762,981)	(3,969,148)	(40,624,701)	(43,280,842)
Net increase (decrease)	(178,387)	445,634	$(1,791,503)	$5,099,030
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	5,262,874	9,153,599	$70,492,998	$122,240,569
Reinvestment of distributions	4,733,540	14,772,108	64,374,965	195,911,047
Shares redeemed	(46,416,011)	(40,711,151)	(620,614,966)	(543,255,558)
Net increase (decrease)	(36,419,597)	(16,785,444)	$(485,747,003)	$(225,103,942)
Class K
Shares sold	19,130,397	6,563,341	$254,727,574	$88,233,608
Reinvestment of distributions	1,789,158	4,637,635	24,328,768	61,549,728
Shares redeemed	(21,437,819)	(25,141,374)	(288,016,314)	(336,815,704)
Net increase (decrease)	(518,264)	(13,940,398)	$(8,959,972)	$(187,032,368)
Class K6
Shares sold	6,735,996	7,037,186	$90,099,751	$93,972,526
Reinvestment of distributions	616,533	1,575,693	8,336,872	20,759,593
Shares redeemed	(7,239,533)	(8,852,760)	(96,248,398)	(116,796,214)
Net increase (decrease)	112,996	(239,881)	$2,188,225	$(2,064,095)
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	12,596,403	19,772,095	$138,199,775	$214,491,415
Reinvestment of distributions	7,000,486	27,440,166	78,115,439	295,752,592
Shares redeemed	(88,863,029)	(75,576,300)	(970,961,782)	(820,264,054)
Net increase (decrease)	(69,266,140)	(28,364,039)	$(754,646,568)	$(310,020,047)
Class K
Shares sold	44,869,742	14,413,136	$488,614,653	$156,833,288
Reinvestment of distributions	3,816,436	11,736,392	42,537,628	126,500,160
Shares redeemed	(52,132,835)	(60,388,780)	(574,192,894)	(655,619,419)
Net increase (decrease)	(3,446,657)	(34,239,252)	$(43,040,613)	$(372,285,971)
Class K6
Shares sold	17,100,180	19,183,878	$187,197,897	$207,622,113
Reinvestment of distributions	1,505,166	4,583,761	16,692,182	49,039,865
Shares redeemed	(18,075,265)	(22,123,500)	(196,784,043)	(236,731,261)
Net increase (decrease)	530,081	1,644,139	$7,106,036	$19,930,717
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	42,428,996	66,561,773	$582,029,734	$900,118,543
Reinvestment of distributions	14,315,982	66,806,330	200,670,851	896,926,789
Shares redeemed	(225,140,577)	(180,282,702)	(3,078,593,791)	(2,434,821,630)
Net increase (decrease)	(168,395,599)	(46,914,599)	$(2,295,893,206)	$(637,776,298)
Class K
Shares sold	118,683,062	44,960,002	$1,617,347,560	$607,390,642
Reinvestment of distributions	10,715,145	41,053,158	150,088,946	552,102,232
Shares redeemed	(159,042,353)	(193,468,155)	(2,195,015,358)	(2,608,975,839)
Net increase (decrease)	(29,644,146)	(107,454,995)	$(427,578,852)	$(1,449,482,965)
Class K6
Shares sold	53,435,200	55,866,402	$734,232,235	$758,388,103
Reinvestment of distributions	4,645,751	15,327,253	64,758,420	204,567,476
Shares redeemed	(60,818,608)	(60,335,546)	(831,728,856)	(804,707,981)
Net increase (decrease)	(2,737,657)	10,858,109	$(32,738,201)	$158,247,598
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	97,457,942	122,275,979	$1,240,409,179	$1,511,191,205
Reinvestment of distributions	14,256,536	80,717,336	186,737,222	995,081,347
Shares redeemed	(325,812,387)	(206,425,457)	(4,128,613,042)	(2,557,838,073)
Net increase (decrease)	(214,097,909)	(3,432,142)	$(2,701,466,641)	$(51,565,521)
Class K
Shares sold	238,297,873	105,930,085	$3,010,694,571	$1,311,618,185
Reinvestment of distributions	15,834,124	66,897,448	206,980,126	824,691,460
Shares redeemed	(284,995,386)	(286,651,135)	(3,663,476,314)	(3,541,267,446)
Net increase (decrease)	(30,863,389)	(113,823,602)	$(445,801,617)	$(1,404,957,801)
Class K6
Shares sold	123,621,328	118,417,535	$1,574,426,545	$1,463,055,495
Reinvestment of distributions	8,017,650	29,054,525	104,344,699	355,841,119
Shares redeemed	(111,891,488)	(101,880,616)	(1,419,300,404)	(1,244,746,806)
Net increase (decrease)	19,747,490	45,591,444	$259,470,840	$574,149,808
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	99,704,516	114,100,760	$1,599,724,990	$1,760,864,252
Reinvestment of distributions	14,229,810	86,521,522	236,357,145	1,330,819,855
Shares redeemed	(290,247,098)	(156,013,836)	(4,635,010,014)	(2,410,101,838)
Net increase (decrease)	(176,312,772)	44,608,446	$(2,798,927,879)	$681,582,269
Class K
Shares sold	262,383,476	114,965,477	$4,184,712,146	$1,776,272,588
Reinvestment of distributions	15,928,408	73,379,174	264,252,284	1,129,492,082
Shares redeemed	(266,902,059)	(264,131,828)	(4,346,568,594)	(4,060,437,665)
Net increase (decrease)	11,409,825	(75,787,177)	$102,395,836	$(1,154,672,995)
Class K6
Shares sold	146,391,356	124,236,577	$2,352,140,446	$1,921,289,999
Reinvestment of distributions	8,603,434	32,281,175	142,026,733	493,300,817
Shares redeemed	(117,244,730)	(78,664,378)	(1,878,021,727)	(1,197,716,360)
Net increase (decrease)	37,750,060	77,853,374	$616,145,452	$1,216,874,456
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	101,636,136	104,526,753	$1,425,640,084	$1,394,780,640
Reinvestment of distributions	12,372,278	78,070,804	177,911,367	1,034,553,674
Shares redeemed	(245,797,138)	(110,745,951)	(3,416,999,569)	(1,472,943,778)
Net increase (decrease)	(131,788,724)	71,851,606	$(1,813,448,118)	$956,390,536
Class K
Shares sold	261,549,643	125,939,460	$3,634,431,157	$1,674,322,396
Reinvestment of distributions	15,483,913	73,570,667	223,045,751	975,451,004
Shares redeemed	(246,422,868)	(232,489,030)	(3,518,477,605)	(3,089,982,032)
Net increase (decrease)	30,610,688	(32,978,903)	$338,999,303	$(440,208,632)
Class K6
Shares sold	163,590,443	135,522,117	$2,296,114,256	$1,793,656,121
Reinvestment of distributions	9,179,421	35,601,393	131,640,567	468,714,835
Shares redeemed	(108,146,767)	(79,441,349)	(1,512,536,757)	(1,037,499,207)
Net increase (decrease)	64,623,097	91,682,161	$915,218,066	$1,224,871,749
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	129,391,484	134,787,518	$1,304,240,108	$1,270,570,089
Reinvestment of distributions	17,039,332	120,885,745	174,995,533	1,135,723,688
Shares redeemed	(309,235,054)	(152,754,304)	(3,090,797,313)	(1,435,168,636)
Net increase (decrease)	(162,804,238)	102,918,959	$(1,611,561,672)	$971,125,141
Class K
Shares sold	328,206,688	164,911,631	$3,285,545,837	$1,555,031,870
Reinvestment of distributions	19,263,197	114,449,241	199,009,331	1,076,623,153
Shares redeemed	(329,586,625)	(330,074,261)	(3,390,981,786)	(3,096,358,595)
Net increase (decrease)	17,883,260	(50,713,389)	$93,573,382	$(464,703,572)
Class K6
Shares sold	215,245,656	182,918,817	$2,179,312,651	$1,716,787,034
Reinvestment of distributions	11,802,564	54,650,467	121,451,281	510,006,630
Shares redeemed	(158,564,446)	(102,176,846)	(1,594,483,425)	(943,082,424)
Net increase (decrease)	68,483,774	135,392,438	$706,280,507	$1,283,711,240
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	89,747,305	93,182,701	$1,038,984,329	$1,008,457,491
Reinvestment of distributions	9,492,307	58,925,334	110,945,876	634,840,147
Shares redeemed	(183,796,798)	(78,937,342)	(2,105,583,064)	(853,520,168)
Net increase (decrease)	(84,557,186)	73,170,693	$(955,652,859)	$789,777,470
Class K
Shares sold	226,523,252	126,720,035	$2,602,331,109	$1,365,139,539
Reinvestment of distributions	13,689,485	71,370,024	161,276,100	769,443,098
Shares redeemed	(227,285,960)	(213,069,379)	(2,695,222,640)	(2,299,855,761)
Net increase (decrease)	12,926,777	(14,979,320)	$68,384,569	$(165,273,124)
Class K6
Shares sold	152,436,226	135,154,849	$1,779,668,599	$1,451,372,765
Reinvestment of distributions	8,530,505	35,734,394	100,144,500	382,216,277
Shares redeemed	(90,048,760)	(77,147,093)	(1,040,078,672)	(815,455,974)
Net increase (decrease)	70,917,971	93,742,150	$839,734,427	$1,018,133,068
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	82,045,950	91,859,133	$962,711,932	$1,005,576,748
Reinvestment of distributions	7,704,708	48,974,837	91,473,228	533,354,532
Shares redeemed	(161,052,052)	(74,165,063)	(1,870,435,691)	(807,120,689)
Net increase (decrease)	(71,301,394)	66,668,907	$(816,250,531)	$731,810,591
Class K
Shares sold	209,126,285	128,976,759	$2,434,312,960	$1,400,946,000
Reinvestment of distributions	12,237,894	65,790,806	146,309,518	716,710,998
Shares redeemed	(210,380,916)	(203,061,472)	(2,517,968,094)	(2,204,962,501)
Net increase (decrease)	10,983,263	(8,293,907)	$62,654,384	$(87,305,503)
Class K6
Shares sold	143,308,469	126,679,678	$1,701,924,199	$1,380,810,674
Reinvestment of distributions	7,462,223	30,816,548	89,097,262	333,880,251
Shares redeemed	(95,933,509)	(65,048,456)	(1,129,759,409)	(697,317,149)
Net increase (decrease)	54,837,183	92,447,770	$661,262,052	$1,017,373,776
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	52,009,995	59,040,603	$705,171,615	$747,564,289
Reinvestment of distributions	3,781,329	20,068,742	51,593,255	252,925,503
Shares redeemed	(85,636,324)	(35,380,538)	(1,150,195,616)	(447,081,656)
Net increase (decrease)	(29,845,000)	43,728,807	$(393,430,746)	$553,408,136
Class K
Shares sold	130,021,340	87,583,086	$1,752,750,605	$1,104,237,262
Reinvestment of distributions	6,977,448	31,123,420	96,102,626	392,761,679
Shares redeemed	(117,578,623)	(105,485,578)	(1,628,985,816)	(1,331,832,975)
Net increase (decrease)	19,420,165	13,220,928	$219,867,415	$165,165,966
Class K6
Shares sold	91,272,250	78,181,685	$1,254,122,050	$984,704,549
Reinvestment of distributions	4,179,022	14,436,718	57,474,960	181,131,995
Shares redeemed	(48,681,182)	(37,060,269)	(660,880,594)	(460,375,082)
Net increase (decrease)	46,770,090	55,558,134	$650,716,416	$705,461,462
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	35,389,895	38,995,942	$441,316,371	$452,258,245
Reinvestment of distributions	1,882,082	8,258,499	23,534,459	95,483,722
Shares redeemed	(45,917,582)	(19,411,426)	(566,050,756)	(224,746,796)
Net increase (decrease)	(8,645,605)	27,843,015	$(101,199,926)	$322,995,171
Class K
Shares sold	90,080,309	63,471,749	$1,117,887,855	$734,281,197
Reinvestment of distributions	3,901,650	13,854,465	49,311,267	160,380,533
Shares redeemed	(65,645,406)	(55,602,114)	(834,634,686)	(642,283,372)
Net increase (decrease)	28,336,553	21,724,100	$332,564,436	$252,378,358
Class K6
Shares sold	59,399,548	50,029,817	$750,019,328	$579,307,302
Reinvestment of distributions	2,408,648	6,699,479	30,437,180	77,156,571
Shares redeemed	(33,509,425)	(19,496,674)	(420,988,144)	(223,160,329)
Net increase (decrease)	28,298,771	37,232,622	$359,468,364	$433,303,544
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund
Shares sold	16,740,891	14,888,505	$191,325,043	$157,069,632
Reinvestment of distributions	465,274	1,169,155	5,337,265	12,272,898
Shares redeemed	(13,294,725)	(4,376,918)	(150,216,860)	(46,092,594)
Net increase (decrease)	3,911,440	11,680,742	$46,445,448	$123,249,936
Class K
Shares sold	35,629,674	22,435,518	$406,476,362	$236,451,122
Reinvestment of distributions	931,857	1,715,788	10,821,599	18,046,340
Shares redeemed	(18,638,895)	(10,942,345)	(217,707,297)	(115,248,948)
Net increase (decrease)	17,922,636	13,208,961	$199,590,664	$139,248,514
Class K6
Shares sold	23,896,650	15,598,276	$277,006,637	$165,024,521
Reinvestment of distributions	613,445	1,008,051	7,134,844	10,582,607
Shares redeemed	(9,489,480)	(4,619,588)	(109,513,936)	(48,502,489)
Net increase (decrease)	15,020,615	11,986,739	$174,627,545	$127,104,639
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom 2010 Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund	Fidelity Freedom 2050 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-%	11%	20%	16%	-%	-%	-%	-%
Fidelity Series All-Sector Equity Fund	-%	-%	-%	11%	11%	14%	11%	-%
Fidelity Series Blue Chip Growth Fund	-%	-%	-%	11%	11%	13%	10%	-%
Fidelity Series Canada Fund	-%	-%	-%	12%	12%	14%	10%	-%
Fidelity Series Commodity Strategy Fund	-%	-%	-%	12%	10%	11%	-%	-%
Fidelity Series Emerging Markets Debt Fund	-%	-%	-%	12%	11%	11%	-%	-%
Fidelity Series Emerging Markets Debt Local Currency Fund	-%	-%	-%	12%	10%	11%	-%	-%
Fidelity Series Emerging Markets Fund	-%	-%	-%	11%	11%	13%	-%	-%
Fidelity Series Emerging Markets Opportunities Fund	-%	-%	-%	11%	11%	13%	-%	-%
Fidelity Series Floating Rate High Income Fund	-%	-%	-%	12%	-%	11%	-%	-%
Fidelity Series Government Money Market Fund	10%	13%	-%	-%	-%	-%	-%	-%
Fidelity Series Growth Company Fund	-%	-%	-%	13%	13%	16%	12%	11%
Fidelity Series High Income Fund	-%	-%	-%	12%	10%	11%	-%	-%
Fidelity Series International Credit Fund	-%	17%	15%	14%	-%	-%	-%	-%
Fidelity Series International Developed Markets Bond Index Fund	-%	-%	-%	12%	-%	-%	-%	-%
Fidelity Series International Growth Fund	-%	-%	-%	12%	12%	14%	11%	-%
Fidelity Series International Small Cap Fund	-%	-%	-%	12%	11%	11%	-%	-%
Fidelity Series International Value Fund	-%	-%	-%	12%	12%	14%	11%	-%
Fidelity Series Intrinsic Opportunities Fund	-%	-%	-%	13%	13%	16%	12%	11%
Fidelity Series Investment Grade Bond Fund	-%	12%	16%	20%	12%	-%	-%	-%
Fidelity Series Large Cap Stock Fund	-%	-%	-%	11%	11%	13%	10%	-%
Fidelity Series Large Cap Value Index Fund	-%	-%	-%	-%	-%	11%	-%	-%
Fidelity Series Opportunistic Insights Fund	-%	-%	-%	12%	12%	15%	11%	-%
Fidelity Series Overseas Fund	-%	-%	-%	12%	12%	14%	11%	-%
Fidelity Series Real Estate Income Fund	-%	-%	-%	13%	10%	11%	-%	-%
Fidelity Series Small Cap Core Fund	-%	-%	-%	11%	11%	14%	10%	-%
Fidelity Series Small Cap Discovery Fund	-%	-%	-%	13%	13%	16%	12%	11%
Fidelity Series Small Cap Opportunities Fund	-%	-%	-%	10%	10%	13%	-%	-%
Fidelity Series Stock Selector Large Cap Value Fund	-%	-%	-%	12%	12%	15%	11%	10%
Fidelity Series Value Discovery Fund	-%	-%	-%	11%	11%	13%	10%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	30%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	52%
Fidelity Series All-Sector Equity Fund	79%
Fidelity Series Blue Chip Growth Fund	74%
Fidelity Series Canada Fund	80%
Fidelity Series Commodity Strategy Fund	73%
Fidelity Series Emerging Markets Debt Fund	74%
Fidelity Series Emerging Markets Debt Local Currency Fund	74%
Fidelity Series Emerging Markets Fund	75%
Fidelity Series Emerging Markets Opportunities Fund	75%
Fidelity Series Floating Rate High Income Fund	73%
Fidelity Series Government Money Market Fund	43%
Fidelity Series Growth Company Fund	90%
Fidelity Series High Income Fund	74%
Fidelity Series International Credit Fund	86%
Fidelity Series International Developed Markets Bond Index Fund	41%
Fidelity Series International Growth Fund	80%
Fidelity Series International Small Cap Fund	73%
Fidelity Series International Value Fund	80%
Fidelity Series Intrinsic Opportunities Fund	90%
Fidelity Series Investment Grade Bond Fund	74%
Fidelity Series Large Cap Stock Fund	75%
Fidelity Series Large Cap Value Index Fund	60%
Fidelity Series Long-Term Treasury Bond Index Fund	47%
Fidelity Series Opportunistic Insights Fund	81%
Fidelity Series Overseas Fund	80%
Fidelity Series Real Estate Income Fund	74%
Fidelity Series Short-Term Credit Fund	38%
Fidelity Series Small Cap Core Fund	77%
Fidelity Series Small Cap Discovery Fund	90%
Fidelity Series Small Cap Opportunities Fund	72%
Fidelity Series Stock Selector Large Cap Value Fund	82%
Fidelity Series Value Discovery Fund	75%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

12. Proposed Reorganization.
The Board of Trustees of Fidelity Freedom 2005 Fund and Fidelity Freedom Income Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Freedom 2005 Fund and Fidelity Freedom Income Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Freedom 2005 Fund in exchange for shares of Fidelity Freedom Income Fund equal in value to the net assets of Fidelity Freedom 2005 Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective during June 2024. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, and Fidelity Freedom 2065 Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, and Fidelity Freedom 2065 Fund (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2024, the related statements of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving is Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President or Director of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022). Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024
Fidelity Freedom® Income Fund
Fidelity Freedom® Income Fund	.46%
Actual		$ 1,000	$ 1,078.80	$ 2.39
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33
Class K	.41%
Actual		$ 1,000	$ 1,079.30	$ 2.13
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class K6	.24%
Actual		$ 1,000	$ 1,080.40	$ 1.25
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21
Fidelity Freedom® 2005 Fund
Fidelity Freedom® 2005 Fund	.46%
Actual		$ 1,000	$ 1,079.50	$ 2.39
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33
Class K	.41%
Actual		$ 1,000	$ 1,079.60	$ 2.13
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class K6	.24%
Actual		$ 1,000	$ 1,080.00	$ 1.25
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2010 Fund	.48%
Actual		$ 1,000	$ 1,093.80	$ 2.51
Hypothetical-B		$ 1,000	$ 1,022.60	$ 2.43
Class K	.43%
Actual		$ 1,000	$ 1,093.90	$ 2.25
Hypothetical-B		$ 1,000	$ 1,022.85	$ 2.17
Class K6	.25%
Actual		$ 1,000	$ 1,095.60	$ 1.31
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2015 Fund	.53%
Actual		$ 1,000	$ 1,111.40	$ 2.80
Hypothetical-B		$ 1,000	$ 1,022.35	$ 2.68
Class K	.46%
Actual		$ 1,000	$ 1,111.70	$ 2.43
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33
Class K6	.27%
Actual		$ 1,000	$ 1,112.40	$ 1.43
Hypothetical-B		$ 1,000	$ 1,023.65	$ 1.37
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2020 Fund	.57%
Actual		$ 1,000	$ 1,127.90	$ 3.03
Hypothetical-B		$ 1,000	$ 1,022.15	$ 2.88
Class K	.50%
Actual		$ 1,000	$ 1,128.40	$ 2.66
Hypothetical-B		$ 1,000	$ 1,022.50	$ 2.53
Class K6	.30%
Actual		$ 1,000	$ 1,129.70	$ 1.60
Hypothetical-B		$ 1,000	$ 1,023.50	$ 1.52
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2025 Fund	.61%
Actual		$ 1,000	$ 1,142.00	$ 3.27
Hypothetical-B		$ 1,000	$ 1,021.95	$ 3.08
Class K	.53%
Actual		$ 1,000	$ 1,141.90	$ 2.84
Hypothetical-B		$ 1,000	$ 1,022.35	$ 2.68
Class K6	.34%
Actual		$ 1,000	$ 1,143.90	$ 1.82
Hypothetical-B		$ 1,000	$ 1,023.30	$ 1.72
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2030 Fund	.65%
Actual		$ 1,000	$ 1,153.00	$ 3.50
Hypothetical-B		$ 1,000	$ 1,021.75	$ 3.29
Class K	.57%
Actual		$ 1,000	$ 1,153.20	$ 3.07
Hypothetical-B		$ 1,000	$ 1,022.15	$ 2.88
Class K6	.37%
Actual		$ 1,000	$ 1,154.70	$ 1.99
Hypothetical-B		$ 1,000	$ 1,023.15	$ 1.87
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2035 Fund	.70%
Actual		$ 1,000	$ 1,171.90	$ 3.80
Hypothetical-B		$ 1,000	$ 1,021.50	$ 3.54
Class K	.60%
Actual		$ 1,000	$ 1,172.00	$ 3.26
Hypothetical-B		$ 1,000	$ 1,022.00	$ 3.03
Class K6	.41%
Actual		$ 1,000	$ 1,174.10	$ 2.23
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2040 Fund	.74%
Actual		$ 1,000	$ 1,194.60	$ 4.06
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class K	.64%
Actual		$ 1,000	$ 1,194.90	$ 3.51
Hypothetical-B		$ 1,000	$ 1,021.80	$ 3.23
Class K6	.44%
Actual		$ 1,000	$ 1,196.40	$ 2.42
Hypothetical-B		$ 1,000	$ 1,022.80	$ 2.23
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2045 Fund	.75%
Actual		$ 1,000	$ 1,203.60	$ 4.13
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class K	.64%
Actual		$ 1,000	$ 1,204.50	$ 3.53
Hypothetical-B		$ 1,000	$ 1,021.80	$ 3.23
Class K6	.45%
Actual		$ 1,000	$ 1,204.90	$ 2.48
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2050 Fund	.75%
Actual		$ 1,000	$ 1,203.10	$ 4.13
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class K	.64%
Actual		$ 1,000	$ 1,203.90	$ 3.53
Hypothetical-B		$ 1,000	$ 1,021.80	$ 3.23
Class K6	.45%
Actual		$ 1,000	$ 1,205.00	$ 2.48
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2055 Fund	.75%
Actual		$ 1,000	$ 1,203.10	$ 4.13
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class K	.64%
Actual		$ 1,000	$ 1,204.00	$ 3.53
Hypothetical-B		$ 1,000	$ 1,021.80	$ 3.23
Class K6	.45%
Actual		$ 1,000	$ 1,205.00	$ 2.48
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Fidelity Freedom® 2060 Fund
Fidelity Freedom® 2060 Fund	.75%
Actual		$ 1,000	$ 1,202.80	$ 4.13
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class K	.64%
Actual		$ 1,000	$ 1,203.70	$ 3.53
Hypothetical-B		$ 1,000	$ 1,021.80	$ 3.23
Class K6	.45%
Actual		$ 1,000	$ 1,205.10	$ 2.48
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Fidelity Freedom® 2065 Fund
Fidelity Freedom® 2065 Fund	.75%
Actual		$ 1,000	$ 1,202.90	$ 4.13
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class K	.65%
Actual		$ 1,000	$ 1,204.30	$ 3.58
Hypothetical-B		$ 1,000	$ 1,021.75	$ 3.29
Class K6	.46%
Actual		$ 1,000	$ 1,205.00	$ 2.54
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom 2015 Fund	$45,707,148
Fidelity Freedom 2020 Fund	$234,843,069
Fidelity Freedom 2025 Fund	$156,559,064
Fidelity Freedom 2030 Fund	$124,370,035
Fidelity Freedom 2035 Fund	$116,766,020
Fidelity Freedom 2040 Fund	$139,626,891
Fidelity Freedom 2045 Fund	$61,457,406
Fidelity Freedom 2050 Fund	$50,484,289
Fidelity Freedom 2055 Fund	$29,601,956
Fidelity Freedom 2060 Fund	$31,307,418
Fidelity Freedom 2065 Fund	$10,485,864
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Freedom Income Fund	34.67%
Fidelity Freedom 2005 Fund	34.66%
Fidelity Freedom 2010 Fund	31.30%
Fidelity Freedom 2015 Fund	27.56%
Fidelity Freedom 2020 Fund	23.75%
Fidelity Freedom 2025 Fund	20.68%
Fidelity Freedom 2030 Fund	16.38%
Fidelity Freedom 2035 Fund	10.72%
Fidelity Freedom 2040 Fund	6.92%
Fidelity Freedom 2045 Fund	5.78%
Fidelity Freedom 2050 Fund	5.78%
Fidelity Freedom 2055 Fund	5.77%
Fidelity Freedom 2060 Fund	5.71%
Fidelity Freedom 2065 Fund	5.57%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Freedom Income Fund	$54,227,876
Fidelity Freedom 2005 Fund	$13,939,660
Fidelity Freedom 2010 Fund	$65,881,685
Fidelity Freedom 2015 Fund	$82,968,558
Fidelity Freedom 2020 Fund	$217,793,167
Fidelity Freedom 2025 Fund	$262,471,231
Fidelity Freedom 2030 Fund	$295,307,029
Fidelity Freedom 2035 Fund	$155,928,940
Fidelity Freedom 2040 Fund	$73,535,272
Fidelity Freedom 2045 Fund	$38,575,216
Fidelity Freedom 2050 Fund	$35,076,080
Fidelity Freedom 2055 Fund	$20,622,701
Fidelity Freedom 2060 Fund	$10,116,829
Fidelity Freedom 2065 Fund	$2,322,385
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2023	0%	0%	0%
May 2023	2%	2%	2%
June 2023	3%	3%	2%
July 2023	3%	3%	2%
August 2023	3%	3%	2%
September 2023	3%	3%	2%
October 2023	3%	3%	2%
November 2023	3%	3%	2%
December 2023	3%	3%	3%
February 2024	1%	1%	1%
March 2024	1%	1%	1%
Fidelity Freedom 2005 Fund
May 2023	0%	0%	0%
December 2023	3%	3%	3%
Fidelity Freedom 2010 Fund
May 2023	1%	1%	1%
December 2023	5%	5%	5%
Fidelity Freedom 2015 Fund
May 2023	1%	1%	1%
December 2023	8%	8%	7%
Fidelity Freedom 2020 Fund
May, 2023	2%	2%	1%
December 2023	11%	11%	10%
Fidelity Freedom 2025 Fund
May 2023	4%	3%	3%
December 2023	14%	13%	13%
Fidelity Freedom 2030 Fund
May 2023	-	-	36%
December 2023	17%	16%	15%
Fidelity Freedom 2035 Fund
May 2023	12%	7%	4%
December 2023	24%	22%	20%
Fidelity Freedom 2040 Fund
May 2023	-	-	-
December 2023	33%	31%	28%
Fidelity Freedom 2045 Fund
May 2023	-	-	-
December 2023	37%	33%	31%
Fidelity Freedom 2050 Fund
May 2023	-	-	-
December 2023	37%	33%	31%
Fidelity Freedom 2055 Fund
May 2023	-	-	-
December 2023	37%	33%	31%
Fidelity Freedom 2060 Fund
May 2023	-	-	-
December 2023	37%	33%	31%
Fidelity Freedom 2065 Fund
May 2023	-	-	-
December 2023	35%	30%	32%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2023	0.00%	0.00%	0.00%
May 2023	9.66%	9.66%	8.65%
June 2023	11.45%	10.69%	10.02%
July 2023	11.21%	11.21%	10.09%
August 2023	11.40%	10.73%	10.14%
September 2023	11.43%	10.76%	10.16%
October 2023	11.41%	10.89%	9.98%
November 2023	11.22%	11.22%	10.10%
December 2023	11.14%	11.07%	10.85%
February 2024	0.51%	0.46%	0.41%
March 2024	0.49%	0.49%	0.44%
Fidelity Freedom 2005 Fund
May 2023	0.63%	0.59%	0.56%
December 2023	11.25%	10.88%	10.46%
Fidelity Freedom 2010 Fund
May 2023	1.08%	1.02%	0.97%
December 2023	16.62%	16.05%	15.36%
Fidelity Freedom 2015 Fund
May 2023	1.82%	1.65%	1.51%
December 2023	22.97%	21.97%	20.98%
Fidelity Freedom 2020 Fund
May 2023	2.56%	2.33%	1.97%
December 2023	30.06%	28.59%	27.02%
Fidelity Freedom 2025 Fund
May 2023	6.54%	4.90%	3.92%
December 2023	36.51%	34.37%	32.47%
Fidelity Freedom 2030 Fund
May 2023	-	-	47.89%
December 2023	43.58%	40.80%	38.24%
Fidelity Freedom 2035 Fund
May 2023	12.56%	7.18%	4.19%
December 2023	58.25%	53.71%	50.18%
Fidelity Freedom 2040 Fund
May 2023	-	-	-
December 2023	79.92%	73.29%	67.31%
Fidelity Freedom 2045 Fund
May 2023	-	-	-
December 2023	87.51%	79.16%	73.32%
Fidelity Freedom 2050 Fund
May 2023	-	-	-
December 2023	87.01%	79.25%	72.76%
Fidelity Freedom 2055 Fund
May 2023	-	-	-
December 2023	87.76%	79.01%	73.36%
Fidelity Freedom 2060 Fund
May 2023	-	-	-
December 2023	87.19%	78.57%	72.81%
Fidelity Freedom 2065 Fund
May 2023	-	-	-
December 2023	84.99%	77.19%	72.12%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2023	0.00%	0.00%	0.00%
May 2023	0.16%	0.16%	0.15%
June 2023	0.19%	0.18%	0.17%
July 2023	0.19%	0.19%	0.17%
August 2023	0.19%	0.18%	0.17%
September 2023	0.19%	0.18%	0.17%
October 2023	0.19%	0.18%	0.17%
November 2023	0.19%	0.19%	0.17%
December 2023	0.19%	0.18%	0.18%
February 2024	0.09%	0.08%	0.07%
March 2024	0.09%	0.09%	0.08%
Fidelity Freedom 2005 Fund
May 2023	0.25%	0.24%	0.22%
December 2023	0.19%	0.18%	0.18%
Fidelity Freedom 2010 Fund
May 2023	0.26%	0.25%	0.24%
December 2023	0.28%	0.27%	0.26%
Fidelity Freedom 2015 Fund
May 2023	0.36%	0.33%	0.30%
December 2023	0.38%	0.37%	0.35%
Fidelity Freedom 2020 Fund
May 2023	0.37%	0.34%	0.29%
December 2023	0.50%	0.48%	0.45%
Fidelity Freedom 2025 Fund
May 2023	0.57%	0.43%	0.34%
December 2023	0.59%	0.56%	0.53%
Fidelity Freedom 2030 Fund
May 2023	-	-	4.91%
December 2023	0.70%	0.66%	0.62%
Fidelity Freedom 2035 Fund
May 2023	0.14%	0.08%	0.05%
December 2023	0.94%	0.86%	0.81%
Fidelity Freedom 2040 Fund
May 2023	-	-	-
December 2023	1.26%	1.15%	1.06%
Fidelity Freedom 2045 Fund
May 2023	-	-	-
December 2023	1.31%	1.18%	1.10%
Fidelity Freedom 2050 Fund
May 2023	-	-	-
December 2023	1.36%	1.24%	1.14%
Fidelity Freedom 2055 Fund
May 2023	-	-	-
December 2023	1.32%	1.19%	1.10%
Fidelity Freedom 2060 Fund
May 2023	-	-	-
December 2023	1.31%	1.18%	1.10%
Fidelity Freedom 2065 Fund
May 2023	-	-	-
December 2023	1.29%	1.10%	1.17%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Freedom Income Fund
Retail	12/29/2023	$0.0296	$0.0040
Class K	12/29/2023	$0.0298	$0.0040
Class K6	12/29/2023	$0.0303	$0.0040
Fidelity Freedom 2005 Fund
Retail	12/29/2023	$0.0569	$0.0042
Class K	12/29/2023	$0.0589	$0.0042
Class K6	12/29/2023	$0.0612	$0.0042
Fidelity Freedom 2010 Fund
Retail	12/29/2023	$0.0784	$0.0062
Class K	12/29/2023	$0.0811	$0.0062
Class K6	12/29/2023	$0.0848	$0.0062
Fidelity Freedom 2015 Fund
Retail	12/29/2023	$0.0712	$0.0060
Class K	12/29/2023	$0.0744	$0.0060
Class K6	12/29/2023	$0.0780	$0.0060
Fidelity Freedom 2020 Fund
Retail	12/29/2023	$0.0976	$0.0086
Class K	12/29/2023	$0.1026	$0.0086
Class K6	12/29/2023	$0.1086	$0.0086
Fidelity Freedom 2025 Fund
Retail	12/29/2023	$0.0953	$0.0088
Class K	12/29/2023	$0.1013	$0.0088
Class K6	12/29/2023	$0.1072	$0.0088
Fidelity Freedom 2030 Fund
Retail	12/29/2023	$0.1256	$0.0120
Class K	12/29/2023	$0.1341	$0.0120
Class K6	12/29/2023	$0.1431	$0.0120
Fidelity Freedom 2035 Fund
Retail	12/29/2023	$0.1104	$0.0119
Class K	12/29/2023	$0.1197	$0.0119
Class K6	12/29/2023	$0.1281	$0.0119
Fidelity Freedom 2040 Fund
Retail	12/29/2023	$0.0751	$0.0097
Class K	12/29/2023	$0.0819	$0.0097
Class K6	12/29/2023	$0.0892	$0.0097
Fidelity Freedom 2045 Fund
Retail	12/29/2023	$0.0858	$0.0116
Class K	12/29/2023	$0.0948	$0.0116
Class K6	12/29/2023	$0.1024	$0.0116
Fidelity Freedom 2050 Fund
Retail	12/29/2023	$0.0873	$0.0117
Class K	12/29/2023	$0.0959	$0.0117
Class K6	12/29/2023	$0.1044	$0.0117
Fidelity Freedom 2055 Fund
Retail	12/29/2023	$0.1001	$0.0135
Class K	12/29/2023	$0.1111	$0.0135
Class K6	12/29/2023	$0.1197	$0.0135
Fidelity Freedom 2060 Fund
Retail	12/29/2023	$0.0921	$0.0124
Class K	12/29/2023	$0.1022	$0.0124
Class K6	12/29/2023	$0.1103	$0.0124
Fidelity Freedom 2065 Fund
Retail	12/29/2023	$0.0858	$0.0112
Class K	12/29/2023	$0.0945	$0.0112
Class K6	12/29/2023	$0.1011	$0.0112
The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on December 14, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	109,107,309,767.05	94.95
Withheld	5,799,378,291.64	5.05
TOTAL	114,906,688,058.69	100.00
Jennifer Toolin McAuliffe
Affirmative	109,175,275,002.33	95.01
Withheld	5,731,413,056.36	4.99
TOTAL	114,906,688,058.69	100.00
Christine J. Thompson
Affirmative	108,987,783,842.76	94.85
Withheld	5,918,904,215.93	5.15
TOTAL	114,906,688,058.69	100.00
Elizabeth S. Acton
Affirmative	108,779,130,187.70	94.67
Withheld	6,127,557,870.99	5.33
TOTAL	114,906,688,058.69	100.00
Laura M. Bishop
Affirmative	109,090,772,959.30	94.94
Withheld	5,815,915,099.39	5.06
TOTAL	114,906,688,058.69	100.00
Ann E. Dunwoody
Affirmative	108,992,925,653.09	94.85
Withheld	5,913,762,405.60	5.15
TOTAL	114,906,688,058.69	100.00
John Engler
Affirmative	107,582,823,815.81	93.63
Withheld	7,323,864,242.88	6.37
TOTAL	114,906,688,058.69	100.00
Robert F. Gartland
Affirmative	108,309,686,614.41	94.26
Withheld	6,597,001,444.28	5.74
TOTAL	114,906,688,058.69	100.00
Robert W. Helm
Affirmative	108,644,546,000.05	94.55
Withheld	6,262,142,058.64	5.45
TOTAL	114,906,688,058.69	100.00
Arthur E. Johnson
Affirmative	108,147,753,320.09	94.12
Withheld	6,758,934,738.60	5.88
TOTAL	114,906,688,058.69	100.00
Michael E. Kenneally
Affirmative	108,653,379,991.15	94.56
Withheld	6,253,308,067.54	5.44
TOTAL	114,906,688,058.69	100.00
Mark A. Murray
Affirmative	108,772,153,970.12	94.66
Withheld	6,134,534,088.57	5.34
TOTAL	114,906,688,058.69	100.00
Carol J. Zierhoffer
Affirmative	109,153,849,069.06	94.99
Withheld	5,752,838,989.63	5.01
TOTAL	114,906,688,058.69	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.702316.126
FF-ANN-0524
Fidelity Freedom® Index Funds

Fidelity Freedom® Index Income Fund
Fidelity Freedom® Index 2005 Fund
Fidelity Freedom® Index 2010 Fund
Fidelity Freedom® Index 2015 Fund
Fidelity Freedom® Index 2020 Fund
Fidelity Freedom® Index 2025 Fund
Fidelity Freedom® Index 2030 Fund
Fidelity Freedom® Index 2035 Fund
Fidelity Freedom® Index 2040 Fund
Fidelity Freedom® Index 2045 Fund
Fidelity Freedom® Index 2050 Fund
Fidelity Freedom® Index 2055 Fund
Fidelity Freedom® Index 2060 Fund
Fidelity Freedom® Index 2065 Fund

Annual Report
March 31, 2024

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Index Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Index Income Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Investor Class	5.98%	2.92%	3.06%
Institutional Premium Class	6.03%	2.97%	3.10%
Premier Class	5.95%	2.97%	3.10%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index Income Fund - Investor Class, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Index 2005 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Investor Class	5.99%	3.23%	3.60%
Institutional Premium Class	6.03%	3.28%	3.64%
Premier Class	6.08%	3.29%	3.65%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2005 Fund - Investor Class, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Index 2010 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Investor Class	7.42%	3.99%	4.27%
Institutional Premium Class	7.46%	4.04%	4.32%
Premier Class	7.41%	4.05%	4.32%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2010 Fund - Investor Class, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Index 2015 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Investor Class	8.91%	4.76%	4.94%
Institutional Premium Class	8.96%	4.82%	4.98%
Premier Class	8.99%	4.83%	4.99%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2015 Fund - Investor Class, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Index 2020 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Investor Class	10.42%	5.49%	5.49%
Institutional Premium Class	10.55%	5.53%	5.53%
Premier Class	10.51%	5.55%	5.54%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2020 Fund - Investor Class, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Index 2025 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Investor Class	11.88%	6.16%	6.02%
Institutional Premium Class	11.87%	6.20%	6.06%
Premier Class	11.90%	6.21%	6.07%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2025 Fund - Investor Class, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Index 2030 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Investor Class	13.42%	7.03%	6.83%
Institutional Premium Class	13.41%	7.06%	6.87%
Premier Class	13.45%	7.07%	6.88%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2030 Fund - Investor Class, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Index 2035 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Investor Class	16.10%	8.42%	7.78%
Institutional Premium Class	16.09%	8.45%	7.83%
Premier Class	16.12%	8.47%	7.84%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2035 Fund - Investor Class, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Index 2040 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Investor Class	18.91%	9.58%	8.38%
Institutional Premium Class	18.97%	9.62%	8.42%
Premier Class	19.01%	9.63%	8.43%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2040 Fund - Investor Class, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Index 2045 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Investor Class	19.85%	9.76%	8.47%
Institutional Premium Class	19.90%	9.81%	8.51%
Premier Class	19.88%	9.82%	8.52%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2045 Fund - Investor Class, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Index 2050 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Investor Class	19.85%	9.77%	8.46%
Institutional Premium Class	19.92%	9.81%	8.51%
Premier Class	19.94%	9.83%	8.52%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2050 Fund - Investor Class, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Index 2055 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Investor Class	19.83%	9.76%	8.46%
Institutional Premium Class	19.88%	9.81%	8.51%
Premier Class	19.91%	9.82%	8.51%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2055 Fund - Investor Class, a class of the fund, on March 31, 2014.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Index 2060 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Investor Class	19.85%	9.76%	8.52%
Institutional Premium Class	19.83%	9.80%	8.56%
Premier Class	19.92%	9.83%	8.58%

A   From August 5, 2014
The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2060 Fund - Investor Class, a class of the fund, on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Index 2065 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Life of Fund A
Investor Class	19.87%	9.45%
Institutional Premium Class	19.92%	9.50%
Premier Class	19.85%	9.50%

A   From June 28, 2019
The initial offering of Premier Class took place on June 24, 2020. Returns prior to June 24, 2020 are those of Institutional Premium Class.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2065 Fund - Investor Class, a class of the fund, on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending March 31, 2024, easing global monetary policies and a slowing in the pace of inflation contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty. U.S. large-cap stocks led strong performance among asset categories, driven by a narrow set of companies in the information technology and communication services sectors amid exuberance for generative artificial intelligence. Assets gained broadly in the final two months of 2023 and through the first quarter of 2024, as investor sentiment largely shifted to a view that policy interest rates had peaked in some countries after aggressive monetary tightening cycles by the U.S. Federal Reserve and other central banks.
International equities rose 13.45% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index, coming off a 9.78% advance in the final quarter of 2023. By region, Japan (+26%) led the way, whereas Asia Pacific ex Japan (+4%) and emerging markets (+9%) lagged by the widest margins. By sector, tech (+30%), energy and financials (+22% each), were top performers. Conversely, the consumer staples (-4%) and communication services (-3%) sectors lagged most.
U.S. stocks gained 29.35% the past 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. By sector, the communication services (+46%) and information technology (+45%) sectors led, while financials (+34%) and industrials (+30%) also outpaced the broader index. Conversely, utilities (0%) and consumer staples (+8%) lagged most. Growth stocks outpaced value, while larger-caps topped small-caps. Commodities returned 0.56%, according to the Bloomberg Commodity Index Total Return.
U.S. taxable investment-grade bonds gained 1.70% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, as the Federal Reserve slowed the pace of, and eventually paused, interest rate increases. Since March 2022, the Fed has hiked its benchmark interest rate 11 times, by 5.25 percentage points, while allowing up to billions in bonds to mature each month. Short-term U.S. Treasurys (+5.29%), topped investment-grade corporate bonds (+4.15%), while commercial mortgage-backed securities gained 4.42% and agencies rose 3.06%. Outside the Bloomberg index, leveraged loans (+12.85%), U.S. high-yield bonds (+11.06%) and emerging-markets debt (+10.45%) had strong gains, whereas Treasury Inflation-Protected Securities (0.45%) were roughly flat.
Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:
For the fiscal year ending March 31, 2024, the Investor Class shares of each Fidelity Freedom® Index Fund posted a return ranging from 5.98% for Fidelity Freedom® Index Income Fund to 19.87% for Fidelity Freedom® Index 2065 Fund. Each Fund performed roughly in line with its Composite index the past 12 months. Returns varied across multiple asset classes, illustrating how investing in many asset classes can provide portfolio resiliency when a particular asset class underperforms, and in distinct market environments that may emerge during an investor's lifetime. We believe diversification is a powerful tool in managing uncertainty in the financial markets, and it's a key pillar of the research that goes into Fidelity's glide path and the strategic asset allocation of the Funds. The past 12 months, U.S. equities returned 29.35%, as measured by the Dow Jones U.S. Total Market Index, while the Funds' investment in Fidelity® Series Total Market Index Fund, which invests in large- and small-cap stocks, as well as growth and value stocks, gained 29.42%. Non-U.S. equities advanced 13.45%, according to the MSCI ACWI (All Country World Index) ex USA Index. In comparison, Fidelity® Series Global ex U.S. Index Fund, which invests in non-U.S. stocks, returned 13.02%. Looking at other asset classes, the Bloomberg U.S. Aggregate Bond Index, a benchmark for investment-grade bonds, gained 1.70%, compared to 1.66% for our stake in Fidelity® Series Bond Index Fund. Long-term U.S. Treasury bonds returned -6.08%, according to the Bloomberg U.S. Long-Term Treasury Bond Index. Comparatively, our position in Fidelity® Series Long-Term Treasury Bond Index Fund returned -6.31%. Lastly, U.S. long-term inflation-protection securities returned -2.26%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class slightly trailed the Bloomberg index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Index Income Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	43.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Total Market Index Fund	11.5
Fidelity Series Treasury Bill Index Fund	10.0
Fidelity Series Global ex U.S. Index Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 5.39%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index Income Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 11.5%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $96,822,303)	9,281,853	160,297,610

International Equity Funds - 7.6%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $87,456,256)	7,373,075	106,909,593

Bond Funds - 51.0%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	67,457,736	602,397,579
Fidelity Series International Developed Markets Bond Index Fund (a)	7,988,825	69,742,440
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,407,502	41,704,238
TOTAL BOND FUNDS (Cost $816,804,355)		713,844,257

Inflation-Protected Bond Funds - 19.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a) (Cost $290,109,555)	29,248,755	279,325,612

Short-Term Funds - 10.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	7,935	7,936
Fidelity Series Treasury Bill Index Fund (a)	14,111,086	140,123,082
TOTAL SHORT-TERM FUNDS (Cost $140,928,585)		140,131,018

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,432,121,054)	1,400,508,090
NET OTHER ASSETS (LIABILITIES) - 0.0%	(65,028)
NET ASSETS - 100.0%	1,400,443,062

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	24,958	-	17,022	1,254	-	-	7,936	0.0%
Total	24,958	-	17,022	1,254	-	-	7,936

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	257,927,615	58,563,494	38,904,129	6,751,634	(308,795)	2,047,427	279,325,612
Fidelity Series Bond Index Fund	557,932,380	117,522,856	63,895,595	18,947,081	(598,216)	(8,563,846)	602,397,579
Fidelity Series Global ex U.S. Index Fund	97,825,803	24,392,636	25,505,690	3,011,284	(521,523)	10,718,367	106,909,593
Fidelity Series International Developed Markets Bond Index Fund	64,806,593	12,893,791	8,255,602	2,557,648	(147,941)	445,599	69,742,440
Fidelity Series Long-Term Treasury Bond Index Fund	39,280,688	13,172,962	7,261,477	1,305,426	(1,381,508)	(2,106,427)	41,704,238
Fidelity Series Total Market Index Fund	148,177,292	29,002,514	55,474,195	2,340,024	5,251,382	33,340,617	160,297,610
Fidelity Series Treasury Bill Index Fund	128,812,983	31,985,021	20,399,994	7,036,631	(31,370)	(243,558)	140,123,082
	1,294,763,354	287,533,274	219,696,682	41,949,728	2,262,029	35,638,179	1,400,500,154

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	160,297,610	160,297,610	-	-

International Equity Funds	106,909,593	106,909,593	-	-

Bond Funds	993,169,869	993,169,869	-	-

Short-Term Funds	140,131,018	140,131,018	-	-
Total Investments in Securities:	1,400,508,090	1,400,508,090	-	-
Fidelity Freedom® Index Income Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $7,936)	$7,936
Other affiliated issuers (cost $1,432,113,118)	1,400,500,154

Total Investment in Securities (cost $1,432,121,054)		$1,400,508,090
Cash		21,203
Receivable for investments sold		5,275,225
Receivable for fund shares sold		1,047,774
Distributions receivable from Fidelity Central Funds		46
Total assets		1,406,852,338
Liabilities
Payable for investments purchased	$4,736,351
Payable for fund shares redeemed	1,586,712
Accrued management fee	86,213
Total liabilities		6,409,276
Net Assets		$1,400,443,062
Net Assets consist of:
Paid in capital		$1,443,229,453
Total accumulated earnings (loss)		(42,786,391)
Net Assets		$1,400,443,062

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($168,686,479 ÷ 14,479,500 shares)		$11.65
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($792,168,512 ÷ 68,117,676 shares)		$11.63
Premier Class :
Net Asset Value, offering price and redemption price per share ($439,588,071 ÷ 37,820,775 shares)		$11.62
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$41,949,728
Income from Fidelity Central Funds		1,254
Total income		41,950,982
Expenses
Management fee	$1,046,404
Independent trustees' fees and expenses	4,232
Total expenses before reductions	1,050,636
Expense reductions	(152)
Total expenses after reductions		1,050,484
Net Investment income (loss)		40,900,498
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,262,029
Total net realized gain (loss)		2,262,029
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	35,638,179
Total change in net unrealized appreciation (depreciation)		35,638,179
Net gain (loss)		37,900,208
Net increase (decrease) in net assets resulting from operations		$78,800,706
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,900,498	$37,676,977
Net realized gain (loss)	2,262,029	(11,757,041)
Change in net unrealized appreciation (depreciation)	35,638,179	(74,835,391)
Net increase (decrease) in net assets resulting from operations	78,800,706	(48,915,455)
Distributions to shareholders	(40,009,145)	(38,676,177)

Share transactions - net increase (decrease)	66,931,811	68,693,455
Total increase (decrease) in net assets	105,723,372	(18,898,177)

Net Assets
Beginning of period	1,294,719,690	1,313,617,867
End of period	$1,400,443,062	$1,294,719,690

Financial Highlights
Fidelity Freedom® Index Income Fund Investor Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.32	$12.15	$12.46	$11.60	$11.98
Income from Investment Operations
Net investment income (loss) A,B	.34	.34	.20	.14	.24
Net realized and unrealized gain (loss)	.33	(.82)	(.25)	.98	.23
Total from investment operations	.67	(.48)	(.05)	1.12	.47
Distributions from net investment income	(.34)	(.33)	(.18)	(.15)	(.24)
Distributions from net realized gain	-	(.02)	(.08)	(.12)	(.62)
Total distributions	(.34)	(.35)	(.26)	(.26) C	(.85) C
Net asset value, end of period	$11.65	$11.32	$12.15	$12.46	$11.60
Total Return D	5.98%	(3.90)%	(.50)%	9.72%	3.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	3.03%	2.97%	1.59%	1.13%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$168,686	$182,799	$219,579	$469,552	$282,522
Portfolio turnover rate G	17%	22%	38%	33%	67%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index Income Fund Institutional Premium Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.30	$12.13	$12.44	$11.59	$11.96
Income from Investment Operations
Net investment income (loss) A,B	.35	.34	.21	.14	.24
Net realized and unrealized gain (loss)	.32	(.82)	(.25)	.98	.25
Total from investment operations	.67	(.48)	(.04)	1.12	.49
Distributions from net investment income	(.34)	(.33)	(.19)	(.15)	(.24)
Distributions from net realized gain	-	(.02)	(.08)	(.12)	(.62)
Total distributions	(.34)	(.35)	(.27)	(.27)	(.86)
Net asset value, end of period	$11.63	$11.30	$12.13	$12.44	$11.59
Total Return C	6.03%	(3.88)%	(.44)%	9.68%	3.98%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.07%	3.01%	1.63%	1.17%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$792,169	$732,262	$733,168	$410,094	$276,297
Portfolio turnover rate F	17%	22%	38%	33%	67%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index Income Fund Premier Class

Years ended March 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$11.30	$12.12	$12.43	$12.07
Income from Investment Operations
Net investment income (loss) B,C	.35	.34	.21	.18
Net realized and unrealized gain (loss)	.31	(.81)	(.25)	.38
Total from investment operations	.66	(.47)	(.04)	.56
Distributions from net investment income	(.34)	(.33)	(.19)	(.11)
Distributions from net realized gain	-	(.02)	(.08)	(.09)
Total distributions	(.34)	(.35)	(.27)	(.20)
Net asset value, end of period	$11.62	$11.30	$12.12	$12.43
Total Return D,E	5.95%	(3.78)%	(.40)%	4.59%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06%	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06% H
Expenses net of all reductions	.06%	.06%	.06%	.06% H
Net investment income (loss)	3.09%	3.03%	1.65%	1.93% H
Supplemental Data
Net assets, end of period (000 omitted)	$439,588	$379,658	$360,871	$117,463
Portfolio turnover rate I	17%	22%	38%	33%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2005 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	43.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Total Market Index Fund	11.4
Fidelity Series Treasury Bill Index Fund	10.0
Fidelity Series Global ex U.S. Index Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
Fidelity Cash Central Fund 5.39%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2005 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 11.4%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $16,398,086)	1,722,971	29,755,704

International Equity Funds - 7.6%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $14,730,877)	1,368,650	19,845,419

Bond Funds - 51.0%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	12,521,059	111,813,057
Fidelity Series International Developed Markets Bond Index Fund (a)	1,481,756	12,935,733
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,373,220	7,731,228
TOTAL BOND FUNDS (Cost $150,504,133)		132,480,018

Inflation-Protected Bond Funds - 20.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	5,428,281	51,840,084
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	5,530	42,031
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $53,909,342)		51,882,115

Short-Term Funds - 10.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	11,068	11,070
Fidelity Series Treasury Bill Index Fund (a)	2,618,424	26,000,952
TOTAL SHORT-TERM FUNDS (Cost $26,155,488)		26,012,022

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $261,697,926)	259,975,278
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,601)
NET ASSETS - 100.0%	259,958,677

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,880	54,531	53,341	550	-	-	11,070	0.0%
Total	9,880	54,531	53,341	550	-	-	11,070

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	48,490,732	13,077,340	10,051,223	1,289,223	(66,109)	389,344	51,840,084
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	745,063	33,163	709,363	2,102	(159,906)	133,074	42,031
Fidelity Series Bond Index Fund	107,504,475	24,022,611	17,981,371	3,621,221	10,035	(1,742,693)	111,813,057
Fidelity Series Global ex U.S. Index Fund	19,921,038	4,356,506	6,392,472	574,786	371,468	1,588,879	19,845,419
Fidelity Series International Developed Markets Bond Index Fund	12,588,499	2,526,102	2,236,124	491,908	(16,376)	73,632	12,935,733
Fidelity Series Long-Term Treasury Bond Index Fund	7,710,106	2,523,349	1,834,315	250,164	(314,259)	(353,653)	7,731,228
Fidelity Series Total Market Index Fund	30,183,025	5,481,160	13,383,442	452,213	2,706,568	4,768,393	29,755,704
Fidelity Series Treasury Bill Index Fund	24,479,809	6,773,546	5,200,618	1,340,588	(6,853)	(44,932)	26,000,952
	251,622,747	58,793,777	57,788,928	8,022,205	2,524,568	4,812,044	259,964,208

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	29,755,704	29,755,704	-	-

International Equity Funds	19,845,419	19,845,419	-	-

Bond Funds	184,362,133	184,362,133	-	-

Short-Term Funds	26,012,022	26,012,022	-	-
Total Investments in Securities:	259,975,278	259,975,278	-	-
Fidelity Freedom® Index 2005 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $11,070)	$11,070
Other affiliated issuers (cost $261,686,856)	259,964,208

Total Investment in Securities (cost $261,697,926)		$259,975,278
Cash		109
Receivable for investments sold		963,745
Receivable for fund shares sold		57,192
Distributions receivable from Fidelity Central Funds		51
Total assets		260,996,375
Liabilities
Payable for investments purchased	$785,280
Payable for fund shares redeemed	235,657
Accrued management fee	16,761
Total liabilities		1,037,698
Net Assets		$259,958,677
Net Assets consist of:
Paid in capital		$260,886,835
Total accumulated earnings (loss)		(928,158)
Net Assets		$259,958,677

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($39,283,395 ÷ 3,077,809 shares)		$12.76
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($162,030,591 ÷ 12,701,823 shares)		$12.76
Premier Class :
Net Asset Value, offering price and redemption price per share ($58,644,691 ÷ 4,600,204 shares)		$12.75
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$8,022,205
Income from Fidelity Central Funds		550
Total income		8,022,755
Expenses
Management fee	$209,618
Independent trustees' fees and expenses	816
Total expenses before reductions	210,434
Expense reductions	(43)
Total expenses after reductions		210,391
Net Investment income (loss)		7,812,364
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,524,568
Total net realized gain (loss)		2,524,568
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,812,044
Total change in net unrealized appreciation (depreciation)		4,812,044
Net gain (loss)		7,336,612
Net increase (decrease) in net assets resulting from operations		$15,148,976
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,812,364	$7,288,207
Net realized gain (loss)	2,524,568	(1,298,138)
Change in net unrealized appreciation (depreciation)	4,812,044	(16,216,143)
Net increase (decrease) in net assets resulting from operations	15,148,976	(10,226,074)
Distributions to shareholders	(7,555,816)	(8,349,759)

Share transactions - net increase (decrease)	748,510	14,494,128
Total increase (decrease) in net assets	8,341,670	(4,081,705)

Net Assets
Beginning of period	251,617,007	255,698,712
End of period	$259,958,677	$251,617,007

Financial Highlights
Fidelity Freedom® Index 2005 Fund Investor Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$13.38	$13.80	$12.58	$13.50
Income from Investment Operations
Net investment income (loss) A,B	.38	.37	.21	.16	.27
Net realized and unrealized gain (loss)	.36	(.94)	(.22)	1.39	.17
Total from investment operations	.74	(.57)	(.01)	1.55	.44
Distributions from net investment income	(.35)	(.34)	(.20)	(.17)	(.26)
Distributions from net realized gain	(.02)	(.09)	(.21)	(.16)	(1.10)
Total distributions	(.37)	(.42) C	(.41)	(.33)	(1.36)
Net asset value, end of period	$12.76	$12.39	$13.38	$13.80	$12.58
Total Return D	5.99%	(4.15)%	(.20)%	12.35%	2.91%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	3.02%	2.95%	1.49%	1.21%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$39,283	$44,301	$54,328	$140,539	$93,765
Portfolio turnover rate G	23%	28%	44%	33%	83%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2005 Fund Institutional Premium Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$13.37	$13.81	$12.58	$13.50
Income from Investment Operations
Net investment income (loss) A,B	.38	.37	.21	.17	.27
Net realized and unrealized gain (loss)	.36	(.92)	(.23)	1.39	.17
Total from investment operations	.74	(.55)	(.02)	1.56	.44
Distributions from net investment income	(.35)	(.34)	(.21)	(.18)	(.27)
Distributions from net realized gain	(.02)	(.09)	(.21)	(.16)	(1.10)
Total distributions	(.37)	(.43)	(.42)	(.33) C	(1.36) C
Net asset value, end of period	$12.76	$12.39	$13.37	$13.81	$12.58
Total Return D	6.03%	(4.03)%	(.25)%	12.46%	2.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	3.06%	2.99%	1.53%	1.25%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$162,031	$169,936	$179,854	$105,990	$82,988
Portfolio turnover rate G	23%	28%	44%	33%	83%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2005 Fund Premier Class

Years ended March 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.38	$13.37	$13.80	$13.24
Income from Investment Operations
Net investment income (loss) B,C	.38	.37	.22	.03
Net realized and unrealized gain (loss)	.37	(.93)	(.23)	.79
Total from investment operations	.75	(.56)	(.01)	.82
Distributions from net investment income	(.36)	(.35)	(.22)	(.14)
Distributions from net realized gain	(.02)	(.09)	(.21)	(.12)
Total distributions	(.38)	(.43) D	(.42) D	(.26)
Net asset value, end of period	$12.75	$12.38	$13.37	$13.80
Total Return E,F	6.08%	(4.08)%	(.15)%	6.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06%	.06% I
Net investment income (loss)	3.08%	3.01%	1.55%	.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$58,645	$37,381	$21,517	$7,695
Portfolio turnover rate J	23%	28%	44%	33%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2010 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	39.8
Fidelity Series Total Market Index Fund	16.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.9
Fidelity Series Global ex U.S. Index Fund	10.8
Fidelity Series Treasury Bill Index Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.4
Fidelity Cash Central Fund 5.39%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2010 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 16.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $67,297,397)	6,996,953	120,837,386

International Equity Funds - 10.8%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $56,568,128)	5,554,474	80,539,877

Bond Funds - 47.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	33,272,237	297,121,072
Fidelity Series International Developed Markets Bond Index Fund (a)	4,244,671	37,055,980
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,216,376	23,738,196
TOTAL BOND FUNDS (Cost $407,794,821)		357,915,248

Inflation-Protected Bond Funds - 17.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	11,638,652	111,149,126
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,378,590	18,077,281
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $138,203,315)		129,226,407

Short-Term Funds - 7.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	6,139	6,141
Fidelity Series Treasury Bill Index Fund (a)	5,844,148	58,032,392
TOTAL SHORT-TERM FUNDS (Cost $58,357,578)		58,038,533

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $728,221,239)	746,557,451
NET OTHER ASSETS (LIABILITIES) - 0.0%	(49,355)
NET ASSETS - 100.0%	746,508,096

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	294,082	287,941	338	-	-	6,141	0.0%
Total	-	294,082	287,941	338	-	-	6,141

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	103,049,452	26,193,928	18,783,193	2,710,881	(155,303)	844,242	111,149,126
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	21,988,110	2,112,012	4,773,533	637,317	(829,189)	(420,119)	18,077,281
Fidelity Series Bond Index Fund	293,911,977	51,619,810	43,514,457	9,701,754	(334,854)	(4,561,404)	297,121,072
Fidelity Series Global ex U.S. Index Fund	86,024,920	12,586,176	26,070,029	2,408,881	2,426,262	5,572,548	80,539,877
Fidelity Series International Developed Markets Bond Index Fund	37,728,126	5,756,568	6,559,467	1,431,331	(200,131)	330,884	37,055,980
Fidelity Series Long-Term Treasury Bond Index Fund	24,861,975	6,224,311	5,177,289	788,801	(1,286,723)	(884,078)	23,738,196
Fidelity Series Total Market Index Fund	130,184,093	14,899,338	55,300,403	1,900,870	14,189,572	16,864,786	120,837,386
Fidelity Series Treasury Bill Index Fund	54,032,301	14,643,716	10,530,006	2,946,575	(16,078)	(97,541)	58,032,392
	751,780,954	134,035,859	170,708,377	22,526,410	13,793,556	17,649,318	746,551,310

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	120,837,386	120,837,386	-	-

International Equity Funds	80,539,877	80,539,877	-	-

Bond Funds	487,141,655	487,141,655	-	-

Short-Term Funds	58,038,533	58,038,533	-	-
Total Investments in Securities:	746,557,451	746,557,451	-	-
Fidelity Freedom® Index 2010 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $6,141)	$6,141
Other affiliated issuers (cost $728,215,098)	746,551,310

Total Investment in Securities (cost $728,221,239)		$746,557,451
Cash		554
Receivable for investments sold		5,230,484
Receivable for fund shares sold		554,772
Distributions receivable from Fidelity Central Funds		28
Total assets		752,343,289
Liabilities
Payable for investments purchased	$3,401,709
Payable for fund shares redeemed	2,383,547
Accrued management fee	49,937
Total liabilities		5,835,193
Net Assets		$746,508,096
Net Assets consist of:
Paid in capital		$723,004,206
Total accumulated earnings (loss)		23,503,890
Net Assets		$746,508,096

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($161,961,753 ÷ 12,467,818 shares)		$12.99
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($499,976,562 ÷ 38,500,675 shares)		$12.99
Premier Class :
Net Asset Value, offering price and redemption price per share ($84,569,781 ÷ 6,514,832 shares)		$12.98
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$22,526,410
Income from Fidelity Central Funds		338
Total income		22,526,748
Expenses
Management fee	$638,803
Independent trustees' fees and expenses	2,391
Total expenses before reductions	641,194
Expense reductions	(133)
Total expenses after reductions		641,061
Net Investment income (loss)		21,885,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	13,793,556
Total net realized gain (loss)		13,793,556
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	17,649,318
Total change in net unrealized appreciation (depreciation)		17,649,318
Net gain (loss)		31,442,874
Net increase (decrease) in net assets resulting from operations		$53,328,561
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,885,687	$21,467,848
Net realized gain (loss)	13,793,556	(2,979,158)
Change in net unrealized appreciation (depreciation)	17,649,318	(60,163,731)
Net increase (decrease) in net assets resulting from operations	53,328,561	(41,675,041)
Distributions to shareholders	(24,414,672)	(26,841,252)

Share transactions - net increase (decrease)	(34,143,571)	(16,234,942)
Total increase (decrease) in net assets	(5,229,682)	(84,751,235)

Net Assets
Beginning of period	751,737,778	836,489,013
End of period	$746,508,096	$751,737,778

Financial Highlights
Fidelity Freedom® Index 2010 Fund Investor Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.49	$13.61	$14.06	$12.33	$14.17
Income from Investment Operations
Net investment income (loss) A,B	.37	.35	.22	.18	.27
Net realized and unrealized gain (loss)	.55	(1.02)	(.15)	1.91	.04
Total from investment operations	.92	(.67)	.07	2.09	.31
Distributions from net investment income	(.34)	(.34)	(.21)	(.19)	(.27)
Distributions from net realized gain	(.07)	(.11)	(.30)	(.17)	(1.88)
Total distributions	(.42) C	(.45)	(.52) C	(.36)	(2.15)
Net asset value, end of period	$12.99	$12.49	$13.61	$14.06	$12.33
Total Return D	7.42%	(4.86)%	.33%	17.04%	1.34%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.90%	2.79%	1.52%	1.28%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$161,962	$175,127	$222,429	$477,015	$353,955
Portfolio turnover rate G	18%	26%	38%	27%	83%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2010 Fund Institutional Premium Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.49	$13.61	$14.07	$12.33	$14.17
Income from Investment Operations
Net investment income (loss) A,B	.37	.35	.22	.18	.28
Net realized and unrealized gain (loss)	.55	(1.02)	(.15)	1.93	.04
Total from investment operations	.92	(.67)	.07	2.11	.32
Distributions from net investment income	(.35)	(.34)	(.23)	(.19)	(.28)
Distributions from net realized gain	(.07)	(.11)	(.30)	(.17)	(1.88)
Total distributions	(.42)	(.45)	(.53)	(.37) C	(2.16)
Net asset value, end of period	$12.99	$12.49	$13.61	$14.07	$12.33
Total Return D	7.46%	(4.82)%	.35%	17.17%	1.37%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.94%	2.83%	1.56%	1.33%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$499,977	$507,025	$567,760	$389,414	$322,946
Portfolio turnover rate G	18%	26%	38%	27%	83%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2010 Fund Premier Class

Years ended March 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.49	$13.61	$14.07	$13.15
Income from Investment Operations
Net investment income (loss) B,C	.37	.35	.22	.07
Net realized and unrealized gain (loss)	.55	(1.02)	(.15)	1.12
Total from investment operations	.92	(.67)	.07	1.19
Distributions from net investment income	(.35)	(.34)	(.23)	(.16)
Distributions from net realized gain	(.07)	(.11)	(.30)	(.11)
Total distributions	(.43) D	(.45)	(.53)	(.27)
Net asset value, end of period	$12.98	$12.49	$13.61	$14.07
Total Return E,F	7.41%	(4.79)%	.37%	9.06%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.96%	2.85%	1.58%	.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$84,570	$69,585	$46,300	$7,583
Portfolio turnover rate J	18%	26%	38%	27%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2015 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	36.3
Fidelity Series Total Market Index Fund	21.7
Fidelity Series Global ex U.S. Index Fund	14.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9.3
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Cash Central Fund 5.39%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2015 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 21.7%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $254,747,904)	26,123,045	451,144,988

International Equity Funds - 14.4%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $224,749,764)	20,734,349	300,648,065

Bond Funds - 44.7%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	84,436,999	754,022,396
Fidelity Series International Developed Markets Bond Index Fund (a)	11,869,496	103,620,699
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,668,268	71,322,348
TOTAL BOND FUNDS (Cost $1,066,222,507)		928,965,443

Inflation-Protected Bond Funds - 14.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	20,291,639	193,785,153
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	13,556,005	103,025,642
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $329,793,284)		296,810,795

Short-Term Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	1,835	1,836
Fidelity Series Treasury Bill Index Fund (a)	10,334,614	102,622,720
TOTAL SHORT-TERM FUNDS (Cost $103,168,358)		102,624,556

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,978,681,817)	2,080,193,847
NET OTHER ASSETS (LIABILITIES) - 0.0%	(139,952)
NET ASSETS - 100.0%	2,080,053,895

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	394,331	392,495	142	-	-	1,836	0.0%
Total	-	394,331	392,495	142	-	-	1,836

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	175,554,645	48,241,524	31,187,148	4,636,832	(541,285)	1,717,417	193,785,153
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	119,799,136	8,256,982	18,144,316	3,535,354	(3,602,597)	(3,283,563)	103,025,642
Fidelity Series Bond Index Fund	767,226,426	114,746,331	114,537,382	24,779,939	(7,299,077)	(6,113,902)	754,022,396
Fidelity Series Global ex U.S. Index Fund	325,897,997	33,067,722	87,889,024	8,921,657	6,383,414	23,187,956	300,648,065
Fidelity Series International Developed Markets Bond Index Fund	108,816,339	14,032,467	19,458,265	4,054,113	(890,690)	1,120,848	103,620,699
Fidelity Series Long-Term Treasury Bond Index Fund	76,450,206	15,724,952	14,070,531	2,379,825	(3,985,810)	(2,796,469)	71,322,348
Fidelity Series Total Market Index Fund	492,445,376	30,549,286	187,128,172	7,072,558	53,140,406	62,138,092	451,144,988
Fidelity Series Treasury Bill Index Fund	93,236,432	26,778,478	17,193,700	5,104,132	(28,950)	(169,540)	102,622,720
	2,159,426,557	291,397,742	489,608,538	60,484,410	43,175,411	75,800,839	2,080,192,011

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	451,144,988	451,144,988	-	-

International Equity Funds	300,648,065	300,648,065	-	-

Bond Funds	1,225,776,238	1,225,776,238	-	-

Short-Term Funds	102,624,556	102,624,556	-	-
Total Investments in Securities:	2,080,193,847	2,080,193,847	-	-
Fidelity Freedom® Index 2015 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $1,836)	$1,836
Other affiliated issuers (cost $1,978,679,981)	2,080,192,011

Total Investment in Securities (cost $1,978,681,817)		$2,080,193,847
Cash		134
Receivable for investments sold		15,790,046
Receivable for fund shares sold		1,229,057
Distributions receivable from Fidelity Central Funds		8
Total assets		2,097,213,092
Liabilities
Payable for investments purchased	$12,430,617
Payable for fund shares redeemed	4,598,485
Accrued management fee	130,095
Total liabilities		17,159,197
Net Assets		$2,080,053,895
Net Assets consist of:
Paid in capital		$1,968,410,886
Total accumulated earnings (loss)		111,643,009
Net Assets		$2,080,053,895

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($451,530,272 ÷ 31,304,629 shares)		$14.42
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($1,083,439,198 ÷ 75,199,660 shares)		$14.41
Premier Class :
Net Asset Value, offering price and redemption price per share ($545,084,425 ÷ 37,846,927 shares)		$14.40
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$60,484,410
Income from Fidelity Central Funds		142
Total income		60,484,552
Expenses
Management fee	$1,724,891
Independent trustees' fees and expenses	6,744
Total expenses before reductions	1,731,635
Expense reductions	(38)
Total expenses after reductions		1,731,597
Net Investment income (loss)		58,752,955
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	43,175,411
Total net realized gain (loss)		43,175,411
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	75,800,839
Total change in net unrealized appreciation (depreciation)		75,800,839
Net gain (loss)		118,976,250
Net increase (decrease) in net assets resulting from operations		$177,729,205
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,752,955	$59,051,828
Net realized gain (loss)	43,175,411	(30,241,512)
Change in net unrealized appreciation (depreciation)	75,800,839	(171,320,508)
Net increase (decrease) in net assets resulting from operations	177,729,205	(142,510,192)
Distributions to shareholders	(54,035,267)	(64,536,742)

Share transactions - net increase (decrease)	(202,936,658)	(96,270,969)
Total increase (decrease) in net assets	(79,242,720)	(303,317,903)

Net Assets
Beginning of period	2,159,296,615	2,462,614,518
End of period	$2,080,053,895	$2,159,296,615

Financial Highlights
Fidelity Freedom® Index 2015 Fund Investor Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.58	$14.83	$15.12	$12.74	$15.09
Income from Investment Operations
Net investment income (loss) A,B	.38	.36	.26	.19	.29
Net realized and unrealized gain (loss)	.82	(1.21)	(.11)	2.59	(.12)
Total from investment operations	1.20	(.85)	.15	2.78	.17
Distributions from net investment income	(.36)	(.35)	(.23)	(.20)	(.29)
Distributions from net realized gain	-	(.05)	(.21)	(.19)	(2.23)
Total distributions	(.36)	(.40)	(.44)	(.40) C	(2.52)
Net asset value, end of period	$14.42	$13.58	$14.83	$15.12	$12.74
Total Return D	8.91%	(5.62)%	.86%	21.92%	(.17)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.77%	2.66%	1.65%	1.32%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$451,530	$479,276	$604,032	$1,197,347	$887,110
Portfolio turnover rate G	14%	22%	33%	30%	87%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2015 Fund Institutional Premium Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.57	$14.82	$15.11	$12.73	$15.08
Income from Investment Operations
Net investment income (loss) A,B	.39	.36	.26	.20	.30
Net realized and unrealized gain (loss)	.82	(1.20)	(.10)	2.58	(.12)
Total from investment operations	1.21	(.84)	.16	2.78	.18
Distributions from net investment income	(.37)	(.36)	(.24)	(.21)	(.29)
Distributions from net realized gain	-	(.05)	(.21)	(.19)	(2.23)
Total distributions	(.37)	(.41)	(.45)	(.40)	(2.53) C
Net asset value, end of period	$14.41	$13.57	$14.82	$15.11	$12.73
Total Return D	8.96%	(5.58)%	.96%	21.98%	(.15)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.81%	2.70%	1.69%	1.36%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$1,083,439	$1,161,199	$1,343,537	$789,557	$677,766
Portfolio turnover rate G	14%	22%	33%	30%	87%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2015 Fund Premier Class

Years ended March 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$13.56	$14.81	$15.11	$13.77
Income from Investment Operations
Net investment income (loss) B,C	.39	.37	.26	.27
Net realized and unrealized gain (loss)	.82	(1.21)	(.10)	1.38
Total from investment operations	1.21	(.84)	.16	1.65
Distributions from net investment income	(.37)	(.36)	(.25)	(.18)
Distributions from net realized gain	-	(.05)	(.21)	(.13)
Total distributions	(.37)	(.41)	(.46)	(.31)
Net asset value, end of period	$14.40	$13.56	$14.81	$15.11
Total Return D,E	8.99%	(5.57)%	.92%	11.98%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06%	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06% H
Expenses net of all reductions	.06%	.06%	.06%	.06% H
Net investment income (loss)	2.83%	2.72%	1.71%	2.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$545,084	$518,822	$515,045	$161,189
Portfolio turnover rate I	14%	22%	33%	30%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2020 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	32.7
Fidelity Series Total Market Index Fund	27.2
Fidelity Series Global ex U.S. Index Fund	18.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	2.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2020 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 27.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $1,128,034,924)	114,995,057	1,985,964,627

International Equity Funds - 18.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $1,024,100,160)	91,248,740	1,323,106,730

Bond Funds - 41.4%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	267,270,302	2,386,723,801
Fidelity Series International Developed Markets Bond Index Fund (a)	41,678,396	363,852,401
Fidelity Series Long-Term Treasury Bond Index Fund (a)	47,477,694	267,299,419
TOTAL BOND FUNDS (Cost $3,444,442,887)		3,017,875,621

Inflation-Protected Bond Funds - 11.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	28,414,558	271,359,025
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	72,438,072	550,529,346
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $967,256,472)		821,888,371

Short-Term Funds - 2.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $150,146,470)	15,061,683	149,562,516

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,713,980,913)	7,298,397,865
NET OTHER ASSETS (LIABILITIES) - 0.0%	(428,494)
NET ASSETS - 100.0%	7,297,969,371

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	2,233,091	2,233,091	725	-	-	-	0.0%
Total	-	2,233,091	2,233,091	725	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	186,476,885	111,607,859	28,317,713	5,999,649	(193,613)	1,785,607	271,359,025
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	598,310,612	68,435,047	81,054,610	18,460,298	(10,351,098)	(24,810,605)	550,529,346
Fidelity Series Bond Index Fund	2,348,292,923	419,052,104	339,420,715	76,978,068	(21,955,767)	(19,244,744)	2,386,723,801
Fidelity Series Global ex U.S. Index Fund	1,378,165,680	141,642,795	324,641,359	38,633,869	18,094,927	109,844,687	1,323,106,730
Fidelity Series International Developed Markets Bond Index Fund	371,055,933	54,375,409	62,424,471	13,969,830	(3,091,112)	3,936,642	363,852,401
Fidelity Series Long-Term Treasury Bond Index Fund	280,245,675	58,543,198	46,401,749	8,769,535	(9,733,859)	(15,353,846)	267,299,419
Fidelity Series Total Market Index Fund	2,081,170,138	115,101,901	707,818,596	30,502,379	203,518,880	293,992,304	1,985,964,627
Fidelity Series Treasury Bill Index Fund	106,839,634	58,896,517	15,924,931	6,634,681	(10,547)	(238,157)	149,562,516
	7,350,557,480	1,027,654,830	1,606,004,144	199,948,309	176,277,811	349,911,888	7,298,397,865

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,985,964,627	1,985,964,627	-	-

International Equity Funds	1,323,106,730	1,323,106,730	-	-

Bond Funds	3,839,763,992	3,839,763,992	-	-

Short-Term Funds	149,562,516	149,562,516	-	-
Total Investments in Securities:	7,298,397,865	7,298,397,865	-	-
Fidelity Freedom® Index 2020 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $6,713,980,913)	$7,298,397,865

Total Investment in Securities (cost $6,713,980,913)		$7,298,397,865
Cash		10,288
Receivable for investments sold		54,661,524
Receivable for fund shares sold		2,697,269
Distributions receivable from Fidelity Central Funds		6
Total assets		7,355,766,952
Liabilities
Payable for investments purchased	$47,403,049
Payable for fund shares redeemed	9,955,744
Accrued management fee	438,788
Total liabilities		57,797,581
Net Assets		$7,297,969,371
Net Assets consist of:
Paid in capital		$6,649,389,891
Total accumulated earnings (loss)		648,579,480
Net Assets		$7,297,969,371

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,349,032,121 ÷ 84,195,760 shares)		$16.02
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($4,227,717,761 ÷ 264,119,590 shares)		$16.01
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,721,219,489 ÷ 107,584,616 shares)		$16.00
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$199,948,309
Income from Fidelity Central Funds		725
Total income		199,949,034
Expenses
Management fee	$5,883,737
Independent trustees' fees and expenses	23,181
Total expenses before reductions	5,906,918
Expense reductions	(221)
Total expenses after reductions		5,906,697
Net Investment income (loss)		194,042,337
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	176,277,811
Total net realized gain (loss)		176,277,811
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	349,911,888
Total change in net unrealized appreciation (depreciation)		349,911,888
Net gain (loss)		526,189,699
Net increase (decrease) in net assets resulting from operations		$720,232,036
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$194,042,337	$190,620,301
Net realized gain (loss)	176,277,811	(91,255,021)
Change in net unrealized appreciation (depreciation)	349,911,888	(652,351,462)
Net increase (decrease) in net assets resulting from operations	720,232,036	(552,986,182)
Distributions to shareholders	(178,382,852)	(208,904,374)

Share transactions - net increase (decrease)	(594,014,309)	(341,161,785)
Total increase (decrease) in net assets	(52,165,125)	(1,103,052,341)

Net Assets
Beginning of period	7,350,134,496	8,453,186,837
End of period	$7,297,969,371	$7,350,134,496

Financial Highlights
Fidelity Freedom® Index 2020 Fund Investor Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.86	$16.34	$16.54	$13.41	$16.01
Income from Investment Operations
Net investment income (loss) A,B	.40	.37	.28	.22	.31
Net realized and unrealized gain (loss)	1.14	(1.43)	(.02)	3.33	(.31)
Total from investment operations	1.54	(1.06)	.26	3.55	- C
Distributions from net investment income	(.38)	(.37)	(.26)	(.23)	(.30)
Distributions from net realized gain	-	(.05)	(.20)	(.19)	(2.30)
Total distributions	(.38)	(.42)	(.46)	(.42)	(2.60)
Net asset value, end of period	$16.02	$14.86	$16.34	$16.54	$13.41
Total Return D	10.42%	(6.40)%	1.46%	26.61%	(1.62)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.65%	2.54%	1.66%	1.40%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$1,349,032	$1,456,902	$1,825,354	$3,660,550	$2,544,746
Portfolio turnover rate G	14%	21%	35%	28%	87%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2020 Fund Institutional Premium Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.84	$16.32	$16.54	$13.41	$16.01
Income from Investment Operations
Net investment income (loss) A,B	.41	.38	.29	.22	.31
Net realized and unrealized gain (loss)	1.14	(1.44)	(.03)	3.33	(.31)
Total from investment operations	1.55	(1.06)	.26	3.55	- C
Distributions from net investment income	(.38)	(.38)	(.28)	(.23)	(.31)
Distributions from net realized gain	-	(.05)	(.20)	(.19)	(2.30)
Total distributions	(.38)	(.42) D	(.48)	(.42)	(2.60) D
Net asset value, end of period	$16.01	$14.84	$16.32	$16.54	$13.41
Total Return E	10.55%	(6.37)%	1.44%	26.66%	(1.57)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.69%	2.58%	1.70%	1.44%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$4,227,718	$4,340,679	$5,076,226	$3,331,247	$2,713,138
Portfolio turnover rate H	14%	21%	35%	28%	87%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2020 Fund Premier Class

Years ended March 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$14.84	$16.32	$16.54	$14.69
Income from Investment Operations
Net investment income (loss) B,C	.41	.38	.29	.30
Net realized and unrealized gain (loss)	1.14	(1.43)	(.03)	1.88
Total from investment operations	1.55	(1.05)	.26	2.18
Distributions from net investment income	(.39)	(.38)	(.28)	(.20)
Distributions from net realized gain	-	(.05)	(.20)	(.12)
Total distributions	(.39)	(.43)	(.48)	(.33) D
Net asset value, end of period	$16.00	$14.84	$16.32	$16.54
Total Return E,F	10.51%	(6.34)%	1.46%	14.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.71%	2.60%	1.72%	2.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,721,219	$1,552,553	$1,551,607	$546,553
Portfolio turnover rate J	14%	21%	35%	28%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2025 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	31.9
Fidelity Series Bond Index Fund	29.0
Fidelity Series Global ex U.S. Index Fund	21.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2025 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 31.9%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $2,689,851,365)	266,758,788	4,606,924,262

International Equity Funds - 21.2%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $2,567,691,772)	211,607,320	3,068,306,133

Bond Funds - 38.0%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	468,609,578	4,184,683,535
Fidelity Series International Developed Markets Bond Index Fund (a)	81,388,519	710,521,774
Fidelity Series Long-Term Treasury Bond Index Fund (a)	104,565,321	588,702,758
TOTAL BOND FUNDS (Cost $6,219,861,355)		5,483,908,067

Inflation-Protected Bond Funds - 8.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a) (Cost $1,529,723,483)	169,652,675	1,289,360,328

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,007,127,975)	14,448,498,790
NET OTHER ASSETS (LIABILITIES) - 0.0%	(813,069)
NET ASSETS - 100.0%	14,447,685,721

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,362	3,940,082	3,951,444	1,467	-	-	-	0.0%
Total	11,362	3,940,082	3,951,444	1,467	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,080,710,255	355,748,442	79,531,914	39,640,842	(1,594,496)	(65,971,959)	1,289,360,328
Fidelity Series Bond Index Fund	3,763,573,488	870,627,643	384,142,788	129,369,234	(22,005,197)	(43,369,611)	4,184,683,535
Fidelity Series Global ex U.S. Index Fund	2,865,659,167	393,543,881	478,109,753	86,554,856	(11,796,506)	299,009,344	3,068,306,133
Fidelity Series International Developed Markets Bond Index Fund	656,826,658	133,908,263	82,737,205	25,723,930	(2,034,549)	4,558,607	710,521,774
Fidelity Series Long-Term Treasury Bond Index Fund	563,275,090	142,668,426	65,819,173	18,568,139	(9,367,210)	(42,054,375)	588,702,758
Fidelity Series Total Market Index Fund	4,335,342,165	333,182,015	1,164,893,790	67,486,052	140,643,871	962,650,001	4,606,924,262
	13,265,386,823	2,229,678,670	2,255,234,623	367,343,053	93,845,913	1,114,822,007	14,448,498,790

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	4,606,924,262	4,606,924,262	-	-

International Equity Funds	3,068,306,133	3,068,306,133	-	-

Bond Funds	6,773,268,395	6,773,268,395	-	-
Total Investments in Securities:	14,448,498,790	14,448,498,790	-	-
Fidelity Freedom® Index 2025 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $13,007,127,975)	$14,448,498,790

Total Investment in Securities (cost $13,007,127,975)		$14,448,498,790
Cash		12,945
Receivable for investments sold		103,317,150
Receivable for fund shares sold		9,740,595
Distributions receivable from Fidelity Central Funds		8
Total assets		14,561,569,488
Liabilities
Payable for investments purchased	$87,672,593
Payable for fund shares redeemed	25,385,150
Accrued management fee	826,024
Total liabilities		113,883,767
Net Assets		$14,447,685,721
Net Assets consist of:
Paid in capital		$13,145,600,867
Total accumulated earnings (loss)		1,302,084,854
Net Assets		$14,447,685,721

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,129,589,020 ÷ 115,927,212 shares)		$18.37
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($8,737,620,329 ÷ 475,830,055 shares)		$18.36
Premier Class :
Net Asset Value, offering price and redemption price per share ($3,580,476,372 ÷ 195,082,945 shares)		$18.35
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$367,343,053
Income from Fidelity Central Funds		1,467
Total income		367,344,520
Expenses
Management fee	$10,865,081
Independent trustees' fees and expenses	43,384
Total expenses before reductions	10,908,465
Expense reductions	(117)
Total expenses after reductions		10,908,348
Net Investment income (loss)		356,436,172
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	93,845,913
Total net realized gain (loss)		93,845,913
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,114,822,007
Total change in net unrealized appreciation (depreciation)		1,114,822,007
Net gain (loss)		1,208,667,920
Net increase (decrease) in net assets resulting from operations		$1,565,104,092
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$356,436,172	$310,273,732
Net realized gain (loss)	93,845,913	(189,077,356)
Change in net unrealized appreciation (depreciation)	1,114,822,007	(1,010,699,244)
Net increase (decrease) in net assets resulting from operations	1,565,104,092	(889,502,868)
Distributions to shareholders	(336,648,722)	(322,867,546)

Share transactions - net increase (decrease)	(45,421,881)	861,185,445
Total increase (decrease) in net assets	1,183,033,489	(351,184,969)

Net Assets
Beginning of period	13,264,652,232	13,615,837,201
End of period	$14,447,685,721	$13,264,652,232

Financial Highlights
Fidelity Freedom® Index 2025 Fund Investor Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.81	$18.48	$18.52	$14.57	$17.05
Income from Investment Operations
Net investment income (loss) A,B	.44	.40	.33	.25	.33
Net realized and unrealized gain (loss)	1.54	(1.65)	.04	4.13	(.54)
Total from investment operations	1.98	(1.25)	.37	4.38	(.21)
Distributions from net investment income	(.42)	(.39)	(.30)	(.25)	(.31)
Distributions from net realized gain	-	(.03)	(.12)	(.18)	(1.96)
Total distributions	(.42)	(.42)	(.41) C	(.43)	(2.27)
Net asset value, end of period	$18.37	$16.81	$18.48	$18.52	$14.57
Total Return D	11.88%	(6.65)%	1.91%	30.27%	(2.75)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.57%	2.43%	1.71%	1.46%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$2,129,589	$2,192,387	$2,585,678	$5,538,556	$3,443,936
Portfolio turnover rate G	16%	18%	24%	26%	82%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2025 Fund Institutional Premium Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.81	$18.48	$18.53	$14.57	$17.05
Income from Investment Operations
Net investment income (loss) A,B	.45	.41	.34	.26	.34
Net realized and unrealized gain (loss)	1.53	(1.65)	.04	4.14	(.54)
Total from investment operations	1.98	(1.24)	.38	4.40	(.20)
Distributions from net investment income	(.43)	(.40)	(.32)	(.26)	(.32)
Distributions from net realized gain	-	(.03)	(.12)	(.18)	(1.96)
Total distributions	(.43)	(.43)	(.43) C	(.44)	(2.28)
Net asset value, end of period	$18.36	$16.81	$18.48	$18.53	$14.57
Total Return D	11.87%	(6.61)%	1.96%	30.37%	(2.71)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.61%	2.47%	1.75%	1.50%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$8,737,620	$8,118,470	$8,419,298	$4,504,542	$2,966,352
Portfolio turnover rate G	16%	18%	24%	26%	82%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2025 Fund Premier Class

Years ended March 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$16.80	$18.47	$18.52	$16.14
Income from Investment Operations
Net investment income (loss) B,C	.45	.41	.34	.35
Net realized and unrealized gain (loss)	1.53	(1.65)	.05	2.38
Total from investment operations	1.98	(1.24)	.39	2.73
Distributions from net investment income	(.43)	(.40)	(.32)	(.23)
Distributions from net realized gain	-	(.03)	(.12)	(.12)
Total distributions	(.43)	(.43)	(.44)	(.35)
Net asset value, end of period	$18.35	$16.80	$18.47	$18.52
Total Return D,E	11.90%	(6.59)%	1.98%	16.94%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06%	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06% H
Expenses net of all reductions	.06%	.06%	.06%	.06% H
Net investment income (loss)	2.63%	2.49%	1.77%	2.53% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,580,476	$2,953,795	$2,610,862	$912,597
Portfolio turnover rate I	16%	18%	24%	26%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2030 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	35.8
Fidelity Series Bond Index Fund	26.1
Fidelity Series Global ex U.S. Index Fund	23.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2030 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 35.8%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $4,590,072,532)	432,692,685	7,472,602,677

International Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,255,842,830)	343,254,445	4,977,189,447

Bond Funds - 35.5%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	611,236,373	5,458,340,809
Fidelity Series International Developed Markets Bond Index Fund (a)	116,777,522	1,019,467,763
Fidelity Series Long-Term Treasury Bond Index Fund (a)	166,509,685	937,449,529
TOTAL BOND FUNDS (Cost $8,315,013,956)		7,415,258,101

Inflation-Protected Bond Funds - 4.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a) (Cost $1,132,329,486)	130,610,671	992,641,100

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $18,293,258,804)	20,857,691,325
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,136,480)
NET ASSETS - 100.0%	20,856,554,845

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	4,832,821	4,832,821	1,475	-	-	-	0.0%
Total	-	4,832,821	4,832,821	1,475	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	685,498,234	375,484,092	23,302,653	28,583,252	(948,170)	(44,090,403)	992,641,100
Fidelity Series Bond Index Fund	4,463,449,032	1,361,742,291	291,899,505	160,766,411	(6,730,339)	(68,220,670)	5,458,340,809
Fidelity Series Global ex U.S. Index Fund	4,232,662,015	768,100,224	477,489,057	135,486,546	(12,357,475)	466,273,740	4,977,189,447
Fidelity Series International Developed Markets Bond Index Fund	864,379,444	229,774,863	79,295,060	34,993,946	(2,289,163)	6,897,679	1,019,467,763
Fidelity Series Long-Term Treasury Bond Index Fund	821,778,462	259,136,836	68,445,549	28,140,717	(16,211,979)	(58,808,241)	937,449,529
Fidelity Series Total Market Index Fund	6,402,939,956	735,122,864	1,384,857,040	104,735,503	127,251,291	1,592,145,606	7,472,602,677
	17,470,707,143	3,729,361,170	2,325,288,864	492,706,375	88,714,165	1,894,197,711	20,857,691,325

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	7,472,602,677	7,472,602,677	-	-

International Equity Funds	4,977,189,447	4,977,189,447	-	-

Bond Funds	8,407,899,201	8,407,899,201	-	-
Total Investments in Securities:	20,857,691,325	20,857,691,325	-	-
Fidelity Freedom® Index 2030 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $18,293,258,804)	$20,857,691,325

Total Investment in Securities (cost $18,293,258,804)		$20,857,691,325
Cash		20,111
Receivable for investments sold		137,971,005
Receivable for fund shares sold		15,940,454
Distributions receivable from Fidelity Central Funds		11
Other receivables		69,871
Total assets		21,011,692,777
Liabilities
Payable for investments purchased	$123,707,567
Payable for fund shares redeemed	30,204,068
Accrued management fee	1,156,478
Other payables and accrued expenses	69,819
Total liabilities		155,137,932
Net Assets		$20,856,554,845
Net Assets consist of:
Paid in capital		$18,480,808,621
Total accumulated earnings (loss)		2,375,746,224
Net Assets		$20,856,554,845

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,713,476,686 ÷ 137,530,574 shares)		$19.73
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($13,110,035,118 ÷ 664,797,243 shares)		$19.72
Premier Class :
Net Asset Value, offering price and redemption price per share ($5,033,043,041 ÷ 255,333,246 shares)		$19.71
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$492,706,375
Income from Fidelity Central Funds		1,475
Total income		492,707,850
Expenses
Management fee	$14,784,076
Independent trustees' fees and expenses	59,049
Total expenses before reductions	14,843,125
Expense reductions	(342)
Total expenses after reductions		14,842,783
Net Investment income (loss)		477,865,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	88,714,165
Total net realized gain (loss)		88,714,165
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,894,197,711
Total change in net unrealized appreciation (depreciation)		1,894,197,711
Net gain (loss)		1,982,911,876
Net increase (decrease) in net assets resulting from operations		$2,460,776,943
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$477,865,067	$365,493,081
Net realized gain (loss)	88,714,165	(231,892,415)
Change in net unrealized appreciation (depreciation)	1,894,197,711	(1,200,274,763)
Net increase (decrease) in net assets resulting from operations	2,460,776,943	(1,066,674,097)
Distributions to shareholders	(450,488,980)	(378,560,774)

Share transactions - net increase (decrease)	1,376,492,643	2,058,448,768
Total increase (decrease) in net assets	3,386,780,606	613,213,897

Net Assets
Beginning of period	17,469,774,239	16,856,560,342
End of period	$20,856,554,845	$17,469,774,239

Financial Highlights
Fidelity Freedom® Index 2030 Fund Investor Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.79	$19.51	$19.45	$14.73	$17.99
Income from Investment Operations
Net investment income (loss) A,B	.46	.39	.35	.27	.34
Net realized and unrealized gain (loss)	1.91	(1.71)	.15	4.91	(.74)
Total from investment operations	2.37	(1.32)	.50	5.18	(.40)
Distributions from net investment income	(.43)	(.37)	(.32)	(.27)	(.33)
Distributions from net realized gain	-	(.03)	(.12)	(.19)	(2.53)
Total distributions	(.43)	(.40)	(.44)	(.46)	(2.86)
Net asset value, end of period	$19.73	$17.79	$19.51	$19.45	$14.73
Total Return C	13.42%	(6.65)%	2.47%	35.36%	(4.38)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.50%	2.24%	1.74%	1.52%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$2,713,477	$2,500,987	$2,775,100	$6,036,702	$3,610,892
Portfolio turnover rate F	12%	15%	20%	26%	85%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2030 Fund Institutional Premium Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.79	$19.51	$19.45	$14.73	$18.00
Income from Investment Operations
Net investment income (loss) A,B	.47	.40	.36	.28	.35
Net realized and unrealized gain (loss)	1.90	(1.71)	.16	4.90	(.75)
Total from investment operations	2.37	(1.31)	.52	5.18	(.40)
Distributions from net investment income	(.44)	(.38)	(.34)	(.27)	(.34)
Distributions from net realized gain	-	(.03)	(.12)	(.19)	(2.53)
Total distributions	(.44)	(.41)	(.46)	(.46)	(2.87)
Net asset value, end of period	$19.72	$17.79	$19.51	$19.45	$14.73
Total Return C	13.41%	(6.60)%	2.57%	35.41%	(4.40)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.54%	2.28%	1.78%	1.56%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$13,110,035	$11,271,364	$10,927,825	$5,916,521	$3,884,151
Portfolio turnover rate F	12%	15%	20%	26%	85%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2030 Fund Premier Class

Years ended March 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$17.78	$19.50	$19.45	$16.56
Income from Investment Operations
Net investment income (loss) B,C	.47	.40	.36	.39
Net realized and unrealized gain (loss)	1.90	(1.70)	.16	2.88
Total from investment operations	2.37	(1.30)	.52	3.27
Distributions from net investment income	(.44)	(.39)	(.34)	(.26)
Distributions from net realized gain	-	(.03)	(.12)	(.12)
Total distributions	(.44)	(.42)	(.47) D	(.38)
Net asset value, end of period	$19.71	$17.78	$19.50	$19.45
Total Return E,F	13.45%	(6.59)%	2.54%	19.78%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.56%	2.30%	1.80%	2.66% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,033,043	$3,697,423	$3,153,635	$1,118,562
Portfolio turnover rate J	12%	15%	20%	26%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2035 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	42.5
Fidelity Series Global ex U.S. Index Fund	28.3
Fidelity Series Bond Index Fund	19.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.6
Fidelity Cash Central Fund 5.39%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2035 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 42.5%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $5,735,511,495)	510,537,987	8,816,991,034

International Equity Funds - 28.3%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $5,196,625,166)	405,004,400	5,872,563,793

Bond Funds - 28.6%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	456,846,898	4,079,642,799
Fidelity Series International Developed Markets Bond Index Fund (a)	96,722,066	844,383,632
Fidelity Series Long-Term Treasury Bond Index Fund (a)	181,218,350	1,020,259,309
TOTAL BOND FUNDS (Cost $6,556,166,702)		5,944,285,740

Inflation-Protected Bond Funds - 0.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a) (Cost $125,224,599)	16,504,378	125,433,271

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $14,668)	14,665	14,668

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,613,542,630)	20,759,288,506
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,094,716)
NET ASSETS - 100.0%	20,758,193,790

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	3,599,070	3,584,402	978	-	-	14,668	0.0%
Total	-	3,599,070	3,584,402	978	-	-	14,668

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	126,494,798	1,245,017	1,895,620	(25,181)	208,671	125,433,271
Fidelity Series Bond Index Fund	2,789,353,467	1,462,881,037	128,274,539	110,221,337	(2,228,063)	(42,089,103)	4,079,642,799
Fidelity Series Global ex U.S. Index Fund	4,712,905,154	1,091,489,557	455,052,642	156,175,438	4,771,484	518,450,240	5,872,563,793
Fidelity Series International Developed Markets Bond Index Fund	588,974,927	291,957,866	42,016,571	26,086,443	(1,098,427)	6,565,837	844,383,632
Fidelity Series Long-Term Treasury Bond Index Fund	822,639,718	334,291,295	59,852,543	29,306,699	(15,905,709)	(60,913,452)	1,020,259,309
Fidelity Series Total Market Index Fund	7,131,079,739	1,157,547,843	1,445,572,366	120,136,143	73,519,740	1,900,416,078	8,816,991,034
	16,044,953,005	4,464,662,396	2,132,013,678	443,821,680	59,033,844	2,322,638,271	20,759,273,838

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	8,816,991,034	8,816,991,034	-	-

International Equity Funds	5,872,563,793	5,872,563,793	-	-

Bond Funds	6,069,719,011	6,069,719,011	-	-

Short-Term Funds	14,668	14,668	-	-
Total Investments in Securities:	20,759,288,506	20,759,288,506	-	-
Fidelity Freedom® Index 2035 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $14,668)	$14,668
Other affiliated issuers (cost $17,613,527,962)	20,759,273,838

Total Investment in Securities (cost $17,613,542,630)		$20,759,288,506
Receivable for investments sold		144,833,833
Receivable for fund shares sold		19,265,546
Distributions receivable from Fidelity Central Funds		57
Total assets		20,923,387,942
Liabilities
Payable for investments purchased	$139,106,029
Payable for fund shares redeemed	24,994,396
Accrued management fee	1,093,725
Other payables and accrued expenses	2
Total liabilities		165,194,152
Net Assets		$20,758,193,790
Net Assets consist of:
Paid in capital		$17,783,719,269
Total accumulated earnings (loss)		2,974,474,521
Net Assets		$20,758,193,790

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,557,709,844 ÷ 112,974,642 shares)		$22.64
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($12,741,171,771 ÷ 562,968,563 shares)		$22.63
Premier Class :
Net Asset Value, offering price and redemption price per share ($5,459,312,175 ÷ 241,232,282 shares)		$22.63
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$443,821,680
Income from Fidelity Central Funds		978
Total income		443,822,658
Expenses
Management fee	$13,866,200
Independent trustees' fees and expenses	55,913
Total expenses before reductions	13,922,113
Expense reductions	(513)
Total expenses after reductions		13,921,600
Net Investment income (loss)		429,901,058
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	59,033,844
Total net realized gain (loss)		59,033,844
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,322,638,271
Total change in net unrealized appreciation (depreciation)		2,322,638,271
Net gain (loss)		2,381,672,115
Net increase (decrease) in net assets resulting from operations		$2,811,573,173
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$429,901,058	$286,590,397
Net realized gain (loss)	59,033,844	(185,826,048)
Change in net unrealized appreciation (depreciation)	2,322,638,271	(1,039,726,162)
Net increase (decrease) in net assets resulting from operations	2,811,573,173	(938,961,813)
Distributions to shareholders	(404,344,248)	(291,206,564)

Share transactions - net increase (decrease)	2,306,814,735	2,515,664,619
Total increase (decrease) in net assets	4,714,043,660	1,285,496,242

Net Assets
Beginning of period	16,044,150,130	14,758,653,888
End of period	$20,758,193,790	$16,044,150,130

Financial Highlights
Fidelity Freedom® Index 2035 Fund Investor Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.91	$21.83	$21.45	$15.20	$19.07
Income from Investment Operations
Net investment income (loss) A,B	.49	.38	.39	.30	.36
Net realized and unrealized gain (loss)	2.69	(1.92)	.44	6.40	(1.26)
Total from investment operations	3.18	(1.54)	.83	6.70	(.90)
Distributions from net investment income	(.45)	(.36)	(.34)	(.29)	(.33)
Distributions from net realized gain	-	(.02)	(.11)	(.16)	(2.64)
Total distributions	(.45)	(.38)	(.45)	(.45)	(2.97)
Net asset value, end of period	$22.64	$19.91	$21.83	$21.45	$15.20
Total Return C	16.10%	(6.95)%	3.76%	44.28%	(7.39)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.35%	1.97%	1.71%	1.56%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$2,557,710	$2,052,573	$2,174,422	$5,124,327	$2,844,302
Portfolio turnover rate F	12%	13%	15%	24%	80%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2035 Fund Institutional Premium Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.91	$21.83	$21.46	$15.21	$19.08
Income from Investment Operations
Net investment income (loss) A,B	.50	.39	.40	.31	.37
Net realized and unrealized gain (loss)	2.68	(1.92)	.44	6.39	(1.26)
Total from investment operations	3.18	(1.53)	.84	6.70	(.89)
Distributions from net investment income	(.46)	(.37)	(.37)	(.30)	(.34)
Distributions from net realized gain	-	(.02)	(.11)	(.16)	(2.64)
Total distributions	(.46)	(.39)	(.47) C	(.45) C	(2.98)
Net asset value, end of period	$22.63	$19.91	$21.83	$21.46	$15.21
Total Return D	16.09%	(6.91)%	3.82%	44.31%	(7.33)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.39%	2.01%	1.75%	1.60%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$12,741,172	$10,184,661	$9,501,029	$4,357,280	$2,512,748
Portfolio turnover rate G	12%	13%	15%	24%	80%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2035 Fund Premier Class

Years ended March 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$19.91	$21.82	$21.46	$17.48
Income from Investment Operations
Net investment income (loss) B,C	.50	.39	.40	.45
Net realized and unrealized gain (loss)	2.68	(1.91)	.44	3.92
Total from investment operations	3.18	(1.52)	.84	4.37
Distributions from net investment income	(.46)	(.38)	(.37)	(.29)
Distributions from net realized gain	-	(.02)	(.11)	(.10)
Total distributions	(.46)	(.39) D	(.48)	(.39)
Net asset value, end of period	$22.63	$19.91	$21.82	$21.46
Total Return E,F	16.12%	(6.85)%	3.80%	25.06%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.41%	2.03%	1.77%	2.86% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,459,312	$3,806,916	$3,083,204	$1,163,973
Portfolio turnover rate J	12%	13%	15%	24%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2040 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	50.9
Fidelity Series Global ex U.S. Index Fund	33.9
Fidelity Series Bond Index Fund	8.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	1.9
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2040 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $7,119,759,120)	619,479,931	10,698,418,415

International Equity Funds - 33.9%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $6,325,190,591)	491,170,830	7,121,977,032

Bond Funds - 15.2%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	196,857,239	1,757,935,142
Fidelity Series International Developed Markets Bond Index Fund (a)	46,449,362	405,502,930
Fidelity Series Long-Term Treasury Bond Index Fund (a)	185,543,961	1,044,612,499
TOTAL BOND FUNDS (Cost $3,577,389,847)		3,208,050,571

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,022,339,558)	21,028,446,018
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,030,426)
NET ASSETS - 100.0%	21,027,415,592

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	2,143,542	2,143,542	858	-	-	-	0.0%
Total	-	2,143,542	2,143,542	858	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	1,010,468,267	796,751,156	34,594,826	43,601,591	(481,523)	(14,207,932)	1,757,935,142
Fidelity Series Global ex U.S. Index Fund	5,475,835,338	1,402,016,164	377,178,819	186,213,498	4,977,809	616,326,540	7,121,977,032
Fidelity Series International Developed Markets Bond Index Fund	238,261,234	170,729,912	6,861,224	11,368,136	(72,529)	3,445,537	405,502,930
Fidelity Series Long-Term Treasury Bond Index Fund	804,919,290	363,681,396	46,934,939	29,381,775	(7,814,581)	(69,238,667)	1,044,612,499
Fidelity Series Total Market Index Fund	8,291,357,415	1,381,852,654	1,314,371,831	142,656,975	50,195,285	2,289,384,892	10,698,418,415
	15,820,841,544	4,115,031,282	1,779,941,639	413,221,975	46,804,461	2,825,710,370	21,028,446,018

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	10,698,418,415	10,698,418,415	-	-

International Equity Funds	7,121,977,032	7,121,977,032	-	-

Bond Funds	3,208,050,571	3,208,050,571	-	-
Total Investments in Securities:	21,028,446,018	21,028,446,018	-	-
Fidelity Freedom® Index 2040 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $17,022,339,558)	$21,028,446,018

Total Investment in Securities (cost $17,022,339,558)		$21,028,446,018
Cash		15,340
Receivable for investments sold		96,220,216
Receivable for fund shares sold		14,886,236
Distributions receivable from Fidelity Central Funds		9
Total assets		21,139,567,819
Liabilities
Payable for investments purchased	$88,073,465
Payable for fund shares redeemed	23,033,893
Accrued management fee	1,044,869
Total liabilities		112,152,227
Net Assets		$21,027,415,592
Net Assets consist of:
Paid in capital		$17,211,308,513
Total accumulated earnings (loss)		3,816,107,079
Net Assets		$21,027,415,592

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,249,082,643 ÷ 95,091,604 shares)		$23.65
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($13,173,145,887 ÷ 557,422,673 shares)		$23.63
Premier Class :
Net Asset Value, offering price and redemption price per share ($5,605,187,062 ÷ 237,290,813 shares)		$23.62
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$413,221,975
Income from Fidelity Central Funds		858
Total income		413,222,833
Expenses
Management fee	$13,618,854
Independent trustees' fees and expenses	55,626
Total expenses before reductions	13,674,480
Expense reductions	(271)
Total expenses after reductions		13,674,209
Net Investment income (loss)		399,548,624
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	46,804,461
Total net realized gain (loss)		46,804,461
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,825,710,370
Total change in net unrealized appreciation (depreciation)		2,825,710,370
Net gain (loss)		2,872,514,831
Net increase (decrease) in net assets resulting from operations		$3,272,063,455
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$399,548,624	$279,895,067
Net realized gain (loss)	46,804,461	(181,420,324)
Change in net unrealized appreciation (depreciation)	2,825,710,370	(1,043,279,711)
Net increase (decrease) in net assets resulting from operations	3,272,063,455	(944,804,968)
Distributions to shareholders	(382,552,214)	(291,945,531)

Share transactions - net increase (decrease)	2,317,810,442	2,562,595,778
Total increase (decrease) in net assets	5,207,321,683	1,325,845,279

Net Assets
Beginning of period	15,820,093,909	14,494,248,630
End of period	$21,027,415,592	$15,820,093,909

Financial Highlights
Fidelity Freedom® Index 2040 Fund Investor Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.28	$22.30	$21.68	$14.77	$19.19
Income from Investment Operations
Net investment income (loss) A,B	.47	.39	.40	.30	.35
Net realized and unrealized gain (loss)	3.34	(2.01)	.69	7.03	(1.43)
Total from investment operations	3.81	(1.62)	1.09	7.33	(1.08)
Distributions from net investment income	(.44)	(.37)	(.36)	(.29)	(.33)
Distributions from net realized gain	-	(.02)	(.10)	(.12)	(3.00)
Total distributions	(.44)	(.40) C	(.47) C	(.42) C	(3.34) C
Net asset value, end of period	$23.65	$20.28	$22.30	$21.68	$14.77
Total Return D	18.91%	(7.18)%	4.90%	49.86%	(8.93)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.19%	1.96%	1.74%	1.56%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$2,249,083	$1,759,546	$1,823,668	$4,532,047	$2,405,077
Portfolio turnover rate G	10%	12%	13%	20%	78%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2040 Fund Institutional Premium Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.26	$22.28	$21.68	$14.77	$19.19
Income from Investment Operations
Net investment income (loss) A,B	.48	.39	.41	.31	.36
Net realized and unrealized gain (loss)	3.34	(2.01)	.68	7.02	(1.43)
Total from investment operations	3.82	(1.62)	1.09	7.33	(1.07)
Distributions from net investment income	(.45)	(.38)	(.38)	(.30)	(.34)
Distributions from net realized gain	-	(.02)	(.11)	(.12)	(3.00)
Total distributions	(.45)	(.40)	(.49)	(.42)	(3.35) C
Net asset value, end of period	$23.63	$20.26	$22.28	$21.68	$14.77
Total Return D	18.97%	(7.15)%	4.92%	49.89%	(8.89)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.23%	2.00%	1.78%	1.60%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$13,173,146	$10,285,592	$9,622,454	$4,910,687	$2,861,535
Portfolio turnover rate G	10%	12%	13%	20%	78%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2040 Fund Premier Class

Years ended March 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$20.25	$22.27	$21.67	$17.16
Income from Investment Operations
Net investment income (loss) B,C	.48	.40	.41	.47
Net realized and unrealized gain (loss)	3.34	(2.01)	.69	4.40
Total from investment operations	3.82	(1.61)	1.10	4.87
Distributions from net investment income	(.45)	(.39)	(.39)	(.30)
Distributions from net realized gain	-	(.02)	(.11)	(.07)
Total distributions	(.45)	(.41)	(.50)	(.36) D
Net asset value, end of period	$23.62	$20.25	$22.27	$21.67
Total Return E,F	19.01%	(7.13)%	4.94%	28.49%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.25%	2.02%	1.80%	2.95% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,605,187	$3,774,956	$3,048,126	$1,197,248
Portfolio turnover rate J	10%	12%	13%	20%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2045 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	54.1
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2045 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 54.1%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $6,872,069,231)	573,001,975	9,895,744,105

International Equity Funds - 36.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $5,914,752,524)	454,213,069	6,586,089,498

Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	81,519,523	727,969,337
Fidelity Series International Developed Markets Bond Index Fund (a)	20,384,943	177,960,556
Fidelity Series Long-Term Treasury Bond Index Fund (a)	161,615,236	909,893,781
TOTAL BOND FUNDS (Cost $2,093,968,752)		1,815,823,674

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,880,790,507)	18,297,657,277
NET OTHER ASSETS (LIABILITIES) - 0.0%	(874,200)
NET ASSETS - 100.0%	18,296,783,077

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,991,014	1,991,014	517	-	-	-	0.0%
Total	-	1,991,014	1,991,014	517	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	531,663,670	238,941,308	33,734,166	20,236,155	(825,155)	(8,076,320)	727,969,337
Fidelity Series Global ex U.S. Index Fund	4,749,019,827	1,508,278,566	234,960,388	167,811,581	(5,681,448)	569,432,941	6,586,089,498
Fidelity Series International Developed Markets Bond Index Fund	132,758,880	50,825,377	6,836,581	5,709,346	(62,874)	1,275,754	177,960,556
Fidelity Series Long-Term Treasury Bond Index Fund	672,547,965	339,169,581	36,506,753	25,058,119	(5,448,624)	(59,868,388)	909,893,781
Fidelity Series Total Market Index Fund	7,193,553,769	1,488,498,144	892,968,966	127,998,345	23,394,924	2,083,266,234	9,895,744,105
	13,279,544,111	3,625,712,976	1,205,006,854	346,813,546	11,376,823	2,586,030,221	18,297,657,277

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	9,895,744,105	9,895,744,105	-	-

International Equity Funds	6,586,089,498	6,586,089,498	-	-

Bond Funds	1,815,823,674	1,815,823,674	-	-
Total Investments in Securities:	18,297,657,277	18,297,657,277	-	-
Fidelity Freedom® Index 2045 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $14,880,790,507)	$18,297,657,277

Total Investment in Securities (cost $14,880,790,507)		$18,297,657,277
Cash		10,598
Receivable for investments sold		30,453,781
Receivable for fund shares sold		16,572,020
Total assets		18,344,693,676
Liabilities
Payable for investments purchased	$26,761,928
Payable for fund shares redeemed	20,264,963
Accrued management fee	883,708
Total liabilities		47,910,599
Net Assets		$18,296,783,077
Net Assets consist of:
Paid in capital		$15,072,238,525
Total accumulated earnings (loss)		3,224,544,552
Net Assets		$18,296,783,077

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,773,680,187 ÷ 71,620,390 shares)		$24.77
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($11,319,156,167 ÷ 457,191,182 shares)		$24.76
Premier Class :
Net Asset Value, offering price and redemption price per share ($5,203,946,723 ÷ 210,226,332 shares)		$24.75
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$346,813,546
Income from Fidelity Central Funds		517
Total income		346,814,063
Expenses
Management fee	$11,499,275
Independent trustees' fees and expenses	47,341
Total expenses before reductions	11,546,616
Expense reductions	(244)
Total expenses after reductions		11,546,372
Net Investment income (loss)		335,267,691
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	11,376,823
Total net realized gain (loss)		11,376,823
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,586,030,221
Total change in net unrealized appreciation (depreciation)		2,586,030,221
Net gain (loss)		2,597,407,044
Net increase (decrease) in net assets resulting from operations		$2,932,674,735
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$335,267,691	$230,539,827
Net realized gain (loss)	11,376,823	(156,432,485)
Change in net unrealized appreciation (depreciation)	2,586,030,221	(800,507,234)
Net increase (decrease) in net assets resulting from operations	2,932,674,735	(726,399,892)
Distributions to shareholders	(324,777,662)	(236,289,869)

Share transactions - net increase (decrease)	2,409,953,091	2,611,878,174
Total increase (decrease) in net assets	5,017,850,164	1,649,188,413

Net Assets
Beginning of period	13,278,932,913	11,629,744,500
End of period	$18,296,783,077	$13,278,932,913

Financial Highlights
Fidelity Freedom® Index 2045 Fund Investor Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.07	$23.14	$22.49	$15.31	$19.33
Income from Investment Operations
Net investment income (loss) A,B	.48	.40	.42	.31	.36
Net realized and unrealized gain (loss)	3.67	(2.07)	.70	7.29	(1.56)
Total from investment operations	4.15	(1.67)	1.12	7.60	(1.20)
Distributions from net investment income	(.45)	(.39)	(.37)	(.30)	(.33)
Distributions from net realized gain	-	(.01)	(.10)	(.12)	(2.49)
Total distributions	(.45)	(.40)	(.47)	(.42)	(2.82)
Net asset value, end of period	$24.77	$21.07	$23.14	$22.49	$15.31
Total Return C	19.85%	(7.11)%	4.88%	49.89%	(8.96)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.15%	1.97%	1.75%	1.55%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1,773,680	$1,338,764	$1,355,157	$3,625,141	$1,810,294
Portfolio turnover rate F	8%	11%	12%	20%	77%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2045 Fund Institutional Premium Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.06	$23.14	$22.50	$15.32	$19.33
Income from Investment Operations
Net investment income (loss) A,B	.49	.41	.43	.31	.37
Net realized and unrealized gain (loss)	3.67	(2.08)	.71	7.30	(1.55)
Total from investment operations	4.16	(1.67)	1.14	7.61	(1.18)
Distributions from net investment income	(.46)	(.40)	(.40)	(.31)	(.34)
Distributions from net realized gain	-	(.01)	(.10)	(.12)	(2.49)
Total distributions	(.46)	(.41)	(.50)	(.43)	(2.83)
Net asset value, end of period	$24.76	$21.06	$23.14	$22.50	$15.32
Total Return C	19.90%	(7.10)%	4.95%	49.89%	(8.88)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.19%	2.01%	1.79%	1.59%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$11,319,156	$8,572,583	$7,627,068	$3,397,662	$1,890,160
Portfolio turnover rate F	8%	11%	12%	20%	77%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2045 Fund Premier Class

Years ended March 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$21.06	$23.13	$22.50	$17.81
Income from Investment Operations
Net investment income (loss) B,C	.49	.41	.43	.49
Net realized and unrealized gain (loss)	3.66	(2.07)	.70	4.57
Total from investment operations	4.15	(1.66)	1.13	5.06
Distributions from net investment income	(.46)	(.40)	(.40)	(.31)
Distributions from net realized gain	-	(.01)	(.10)	(.07)
Total distributions	(.46)	(.41)	(.50)	(.37) D
Net asset value, end of period	$24.75	$21.06	$23.13	$22.50
Total Return E,F	19.88%	(7.05)%	4.93%	28.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.21%	2.03%	1.81%	2.96% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,203,947	$3,367,586	$2,647,519	$1,128,413
Portfolio turnover rate J	8%	11%	12%	20%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2050 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	54.1
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2050 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 54.1%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $6,550,919,750)	542,760,778	9,373,478,637

International Equity Funds - 36.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $5,595,475,898)	430,241,183	6,238,497,146

Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	77,217,038	689,548,148
Fidelity Series International Developed Markets Bond Index Fund (a)	19,309,074	168,568,212
Fidelity Series Long-Term Treasury Bond Index Fund (a)	153,085,431	861,870,978
TOTAL BOND FUNDS (Cost $1,974,516,827)		1,719,987,338

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,120,912,475)	17,331,963,121
NET OTHER ASSETS (LIABILITIES) - 0.0%	(837,372)
NET ASSETS - 100.0%	17,331,125,749

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	969,685	969,685	435	-	-	-	0.0%
Total	-	969,685	969,685	435	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	493,868,160	234,078,587	30,244,378	19,000,853	(723,257)	(7,430,964)	689,548,148
Fidelity Series Global ex U.S. Index Fund	4,411,494,364	1,494,027,609	199,164,777	158,011,464	(4,612,804)	536,752,754	6,238,497,146
Fidelity Series International Developed Markets Bond Index Fund	123,329,619	50,004,760	5,954,653	5,353,008	(70,425)	1,258,911	168,568,212
Fidelity Series Long-Term Treasury Bond Index Fund	624,749,574	329,482,573	31,674,919	23,527,997	(2,303,982)	(58,382,268)	861,870,978
Fidelity Series Total Market Index Fund	6,682,305,788	1,516,199,166	807,410,800	120,296,432	22,301,111	1,960,083,372	9,373,478,637
	12,335,747,505	3,623,792,695	1,074,449,527	326,189,754	14,590,643	2,432,281,805	17,331,963,121

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	9,373,478,637	9,373,478,637	-	-

International Equity Funds	6,238,497,146	6,238,497,146	-	-

Bond Funds	1,719,987,338	1,719,987,338	-	-
Total Investments in Securities:	17,331,963,121	17,331,963,121	-	-
Fidelity Freedom® Index 2050 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $14,120,912,475)	$17,331,963,121

Total Investment in Securities (cost $14,120,912,475)		$17,331,963,121
Cash		9,407
Receivable for investments sold		28,653,945
Receivable for fund shares sold		17,248,033
Total assets		17,377,874,506
Liabilities
Payable for investments purchased	$25,308,072
Payable for fund shares redeemed	20,603,244
Accrued management fee	837,441
Total liabilities		46,748,757
Net Assets		$17,331,125,749
Net Assets consist of:
Paid in capital		$14,289,893,915
Total accumulated earnings (loss)		3,041,231,834
Net Assets		$17,331,125,749

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,638,555,419 ÷ 66,013,112 shares)		$24.82
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($10,849,976,805 ÷ 437,487,105 shares)		$24.80
Premier Class :
Net Asset Value, offering price and redemption price per share ($4,842,593,525 ÷ 195,303,238 shares)		$24.80
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$326,189,754
Income from Fidelity Central Funds		435
Total income		326,190,189
Expenses
Management fee	$10,795,423
Independent trustees' fees and expenses	44,329
Total expenses before reductions	10,839,752
Expense reductions	(247)
Total expenses after reductions		10,839,505
Net Investment income (loss)		315,350,684
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	14,590,643
Total net realized gain (loss)		14,590,643
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,432,281,805
Total change in net unrealized appreciation (depreciation)		2,432,281,805
Net gain (loss)		2,446,872,448
Net increase (decrease) in net assets resulting from operations		$2,762,223,132
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$315,350,684	$211,002,833
Net realized gain (loss)	14,590,643	(139,788,621)
Change in net unrealized appreciation (depreciation)	2,432,281,805	(705,971,064)
Net increase (decrease) in net assets resulting from operations	2,762,223,132	(634,756,852)
Distributions to shareholders	(305,632,351)	(215,521,737)

Share transactions - net increase (decrease)	2,539,357,554	2,763,717,342
Total increase (decrease) in net assets	4,995,948,335	1,913,438,753

Net Assets
Beginning of period	12,335,177,414	10,421,738,661
End of period	$17,331,125,749	$12,335,177,414

Financial Highlights
Fidelity Freedom® Index 2050 Fund Investor Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.11	$23.19	$22.54	$15.34	$19.41
Income from Investment Operations
Net investment income (loss) A,B	.48	.40	.42	.31	.36
Net realized and unrealized gain (loss)	3.68	(2.08)	.71	7.31	(1.55)
Total from investment operations	4.16	(1.68)	1.13	7.62	(1.19)
Distributions from net investment income	(.45)	(.39)	(.37)	(.30)	(.34)
Distributions from net realized gain	-	(.01)	(.10)	(.12)	(2.54)
Total distributions	(.45)	(.40)	(.48) C	(.42)	(2.88)
Net asset value, end of period	$24.82	$21.11	$23.19	$22.54	$15.34
Total Return D	19.85%	(7.14)%	4.89%	49.93%	(8.95)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.15%	1.97%	1.74%	1.54%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$1,638,555	$1,217,159	$1,179,926	$3,177,558	$1,524,955
Portfolio turnover rate G	7%	11%	12%	20%	77%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2050 Fund Institutional Premium Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.09	$23.17	$22.54	$15.34	$19.41
Income from Investment Operations
Net investment income (loss) A,B	.49	.41	.42	.31	.37
Net realized and unrealized gain (loss)	3.68	(2.08)	.72	7.32	(1.55)
Total from investment operations	4.17	(1.67)	1.14	7.63	(1.18)
Distributions from net investment income	(.46)	(.40)	(.40)	(.31)	(.34)
Distributions from net realized gain	-	(.01)	(.11)	(.12)	(2.54)
Total distributions	(.46)	(.41)	(.51)	(.43)	(2.89) C
Net asset value, end of period	$24.80	$21.09	$23.17	$22.54	$15.34
Total Return D	19.92%	(7.11)%	4.93%	49.96%	(8.91)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.19%	2.01%	1.78%	1.59%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$10,849,977	$8,045,136	$6,949,488	$3,119,255	$1,815,237
Portfolio turnover rate G	7%	11%	12%	20%	77%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2050 Fund Premier Class

Years ended March 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$21.09	$23.17	$22.54	$17.84
Income from Investment Operations
Net investment income (loss) B,C	.49	.42	.43	.50
Net realized and unrealized gain (loss)	3.68	(2.09)	.71	4.57
Total from investment operations	4.17	(1.67)	1.14	5.07
Distributions from net investment income	(.46)	(.40)	(.40)	(.31)
Distributions from net realized gain	-	(.01)	(.11)	(.07)
Total distributions	(.46)	(.41)	(.51)	(.37) D
Net asset value, end of period	$24.80	$21.09	$23.17	$22.54
Total Return E,F	19.94%	(7.09)%	4.95%	28.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.21%	2.03%	1.80%	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,842,594	$3,072,883	$2,292,324	$1,044,525
Portfolio turnover rate J	7%	11%	12%	20%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2055 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	54.1
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2055 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 54.1%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $4,893,115,778)	388,750,551	6,713,722,020

International Equity Funds - 36.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,049,218,237)	308,160,237	4,468,323,435

Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	55,305,244	493,875,827
Fidelity Series International Developed Markets Bond Index Fund (a)	13,829,260	120,729,442
Fidelity Series Long-Term Treasury Bond Index Fund (a)	109,644,875	617,300,646
TOTAL BOND FUNDS (Cost $1,393,964,469)		1,231,905,915

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,336,298,484)	12,413,951,370
NET OTHER ASSETS (LIABILITIES) - 0.0%	(601,932)
NET ASSETS - 100.0%	12,413,349,438

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,123,180	1,123,180	299	-	-	-	0.0%
Total	-	1,123,180	1,123,180	299	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	332,686,709	189,201,294	22,630,155	13,246,425	(391,213)	(4,990,808)	493,875,827
Fidelity Series Global ex U.S. Index Fund	2,971,880,544	1,257,955,779	137,404,477	110,842,706	(6,405,854)	382,297,443	4,468,323,435
Fidelity Series International Developed Markets Bond Index Fund	83,094,941	41,066,398	4,353,296	3,705,575	(34,695)	956,094	120,729,442
Fidelity Series Long-Term Treasury Bond Index Fund	420,865,574	260,618,243	22,837,900	16,401,311	(1,721,525)	(39,623,746)	617,300,646
Fidelity Series Total Market Index Fund	4,501,632,032	1,389,514,060	567,086,454	83,918,370	2,878,956	1,386,783,426	6,713,722,020
	8,310,159,800	3,138,355,774	754,312,282	228,114,387	(5,674,331)	1,725,422,409	12,413,951,370

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	6,713,722,020	6,713,722,020	-	-

International Equity Funds	4,468,323,435	4,468,323,435	-	-

Bond Funds	1,231,905,915	1,231,905,915	-	-
Total Investments in Securities:	12,413,951,370	12,413,951,370	-	-
Fidelity Freedom® Index 2055 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $10,336,298,484)	$12,413,951,370

Total Investment in Securities (cost $10,336,298,484)		$12,413,951,370
Cash		4,265
Receivable for investments sold		20,550,366
Receivable for fund shares sold		13,804,761
Total assets		12,448,310,762
Liabilities
Payable for investments purchased	$18,100,921
Payable for fund shares redeemed	16,255,228
Accrued management fee	605,175
Total liabilities		34,961,324
Net Assets		$12,413,349,438
Net Assets consist of:
Paid in capital		$10,460,384,050
Total accumulated earnings (loss)		1,952,965,388
Net Assets		$12,413,349,438

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,192,138,890 ÷ 58,438,936 shares)		$20.40
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($8,010,495,463 ÷ 392,511,135 shares)		$20.41
Premier Class :
Net Asset Value, offering price and redemption price per share ($3,210,715,085 ÷ 157,376,635 shares)		$20.40
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$228,114,387
Income from Fidelity Central Funds		299
Total income		228,114,686
Expenses
Management fee	$7,572,800
Independent trustees' fees and expenses	30,654
Total expenses before reductions	7,603,454
Expense reductions	(69)
Total expenses after reductions		7,603,385
Net Investment income (loss)		220,511,301
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(5,674,331)
Total net realized gain (loss)		(5,674,331)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,725,422,409
Total change in net unrealized appreciation (depreciation)		1,725,422,409
Net gain (loss)		1,719,748,078
Net increase (decrease) in net assets resulting from operations		$1,940,259,379
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$220,511,301	$136,795,824
Net realized gain (loss)	(5,674,331)	(93,815,452)
Change in net unrealized appreciation (depreciation)	1,725,422,409	(403,855,901)
Net increase (decrease) in net assets resulting from operations	1,940,259,379	(360,875,529)
Distributions to shareholders	(213,250,543)	(139,141,249)

Share transactions - net increase (decrease)	2,376,571,756	2,400,054,137
Total increase (decrease) in net assets	4,103,580,592	1,900,037,359

Net Assets
Beginning of period	8,309,768,846	6,409,731,487
End of period	$12,413,349,438	$8,309,768,846

Financial Highlights
Fidelity Freedom® Index 2055 Fund Investor Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.35	$19.05	$18.51	$12.59	$15.33
Income from Investment Operations
Net investment income (loss) A,B	.40	.33	.34	.26	.28
Net realized and unrealized gain (loss)	3.02	(1.70)	.58	5.99	(1.33)
Total from investment operations	3.42	(1.37)	.92	6.25	(1.05)
Distributions from net investment income	(.37)	(.31)	(.31)	(.24)	(.26)
Distributions from net realized gain	-	(.01)	(.08)	(.09)	(1.42)
Total distributions	(.37)	(.33) C	(.38) C	(.33)	(1.69) C
Net asset value, end of period	$20.40	$17.35	$19.05	$18.51	$12.59
Total Return D	19.83%	(7.11)%	4.88%	49.88%	(8.94)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.16%	1.99%	1.75%	1.59%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,192,139	$851,207	$781,317	$1,962,061	$867,162
Portfolio turnover rate G	8%	11%	12%	21%	74%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2055 Fund Institutional Premium Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.36	$19.06	$18.53	$12.61	$15.34
Income from Investment Operations
Net investment income (loss) A,B	.40	.34	.35	.27	.29
Net realized and unrealized gain (loss)	3.03	(1.71)	.58	5.99	(1.33)
Total from investment operations	3.43	(1.37)	.93	6.26	(1.04)
Distributions from net investment income	(.38)	(.32)	(.33)	(.25)	(.27)
Distributions from net realized gain	-	(.01)	(.08)	(.09)	(1.42)
Total distributions	(.38)	(.33)	(.40) C	(.34)	(1.69)
Net asset value, end of period	$20.41	$17.36	$19.06	$18.53	$12.61
Total Return D	19.88%	(7.07)%	4.92%	49.87%	(8.85)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.20%	2.03%	1.79%	1.63%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$8,010,495	$5,604,999	$4,444,575	$1,659,777	$713,027
Portfolio turnover rate G	8%	11%	12%	21%	74%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2055 Fund Premier Class

Years ended March 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$17.35	$19.06	$18.52	$14.66
Income from Investment Operations
Net investment income (loss) B,C	.41	.34	.35	.39
Net realized and unrealized gain (loss)	3.02	(1.71)	.60	3.77
Total from investment operations	3.43	(1.37)	.95	4.16
Distributions from net investment income	(.38)	(.32)	(.33)	(.25)
Distributions from net realized gain	-	(.01)	(.08)	(.05)
Total distributions	(.38)	(.34) D	(.41)	(.30)
Net asset value, end of period	$20.40	$17.35	$19.06	$18.52
Total Return E,F	19.91%	(7.10)%	4.99%	28.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.22%	2.05%	1.81%	2.84% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,210,715	$1,853,562	$1,183,840	$463,953
Portfolio turnover rate J	8%	11%	12%	21%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2060 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	54.1
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2060 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 54.1%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $2,716,150,325)	208,678,102	3,603,870,830

International Equity Funds - 36.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $2,184,437,702)	165,418,197	2,398,563,855

Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	29,687,196	265,106,657
Fidelity Series International Developed Markets Bond Index Fund (a)	7,423,472	64,806,910
Fidelity Series Long-Term Treasury Bond Index Fund (a)	58,856,108	331,359,886
TOTAL BOND FUNDS (Cost $734,962,133)		661,273,453

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,635,550,160)	6,663,708,138
NET OTHER ASSETS (LIABILITIES) - 0.0%	(327,729)
NET ASSETS - 100.0%	6,663,380,409

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	434,996	434,996	100	-	-	-	0.0%
Total	-	434,996	434,996	100	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	164,273,620	114,836,061	11,460,647	6,862,770	(181,316)	(2,361,061)	265,106,657
Fidelity Series Global ex U.S. Index Fund	1,467,523,831	799,210,192	67,218,539	57,815,832	(5,575,509)	204,623,880	2,398,563,855
Fidelity Series International Developed Markets Bond Index Fund	41,038,632	25,454,702	2,237,199	1,900,497	(12,618)	563,393	64,806,910
Fidelity Series Long-Term Treasury Bond Index Fund	207,821,831	155,917,470	11,758,093	8,496,473	(1,281,451)	(19,339,871)	331,359,886
Fidelity Series Total Market Index Fund	2,222,917,272	939,829,900	285,130,284	43,470,407	912,422	725,341,520	3,603,870,830
	4,103,575,186	2,035,248,325	377,804,762	118,545,979	(6,138,472)	908,827,861	6,663,708,138

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,603,870,830	3,603,870,830	-	-

International Equity Funds	2,398,563,855	2,398,563,855	-	-

Bond Funds	661,273,453	661,273,453	-	-
Total Investments in Securities:	6,663,708,138	6,663,708,138	-	-
Fidelity Freedom® Index 2060 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,635,550,160)	$6,663,708,138

Total Investment in Securities (cost $5,635,550,160)		$6,663,708,138
Cash		1,444
Receivable for investments sold		8,510,714
Receivable for fund shares sold		10,041,287
Total assets		6,682,261,583
Liabilities
Payable for investments purchased	$11,013,546
Payable for fund shares redeemed	7,538,630
Accrued management fee	328,998
Total liabilities		18,881,174
Net Assets		$6,663,380,409
Net Assets consist of:
Paid in capital		$5,699,259,504
Total accumulated earnings (loss)		964,120,905
Net Assets		$6,663,380,409

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($720,816,604 ÷ 41,708,405 shares)		$17.28
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($4,286,334,797 ÷ 247,986,801 shares)		$17.28
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,656,229,008 ÷ 95,794,635 shares)		$17.29
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$118,545,979
Income from Fidelity Central Funds		100
Total income		118,546,079
Expenses
Management fee	$3,959,385
Independent trustees' fees and expenses	15,710
Total expenses before reductions	3,975,095
Expense reductions	(33)
Total expenses after reductions		3,975,062
Net Investment income (loss)		114,571,017
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(6,138,472)
Total net realized gain (loss)		(6,138,472)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	908,827,861
Total change in net unrealized appreciation (depreciation)		908,827,861
Net gain (loss)		902,689,389
Net increase (decrease) in net assets resulting from operations		$1,017,260,406
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$114,571,017	$64,727,914
Net realized gain (loss)	(6,138,472)	(47,052,512)
Change in net unrealized appreciation (depreciation)	908,827,861	(161,572,281)
Net increase (decrease) in net assets resulting from operations	1,017,260,406	(143,896,879)
Distributions to shareholders	(110,308,157)	(65,923,750)

Share transactions - net increase (decrease)	1,653,051,416	1,465,354,278
Total increase (decrease) in net assets	2,560,003,665	1,255,533,649

Net Assets
Beginning of period	4,103,376,744	2,847,843,095
End of period	$6,663,380,409	$4,103,376,744

Financial Highlights
Fidelity Freedom® Index 2060 Fund Investor Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.69	$16.13	$15.67	$10.65	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.34	.28	.29	.23	.24
Net realized and unrealized gain (loss)	2.56	(1.45)	.49	5.06	(1.19)
Total from investment operations	2.90	(1.17)	.78	5.29	(.95)
Distributions from net investment income	(.31)	(.26)	(.26)	(.20)	(.21)
Distributions from net realized gain	-	(.01)	(.06)	(.07)	(.68)
Total distributions	(.31)	(.27)	(.32)	(.27)	(.89)
Net asset value, end of period	$17.28	$14.69	$16.13	$15.67	$10.65
Total Return C	19.85%	(7.13)%	4.87%	49.89%	(8.95)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.17%	2.00%	1.76%	1.58%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$720,817	$490,978	$402,772	$813,216	$323,054
Portfolio turnover rate F	7%	12%	12%	24%	67%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2060 Fund Institutional Premium Class

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.70	$16.14	$15.68	$10.66	$12.50
Income from Investment Operations
Net investment income (loss) A,B	.34	.29	.30	.23	.24
Net realized and unrealized gain (loss)	2.55	(1.45)	.50	5.07	(1.19)
Total from investment operations	2.89	(1.16)	.80	5.30	(.95)
Distributions from net investment income	(.31)	(.27)	(.27)	(.21)	(.21)
Distributions from net realized gain	-	(.01)	(.06)	(.07)	(.68)
Total distributions	(.31)	(.28)	(.34) C	(.28)	(.89)
Net asset value, end of period	$17.28	$14.70	$16.14	$15.68	$10.66
Total Return D	19.83%	(7.08)%	4.96%	49.92%	(8.93)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.21%	2.04%	1.80%	1.62%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$4,286,335	$2,743,603	$1,938,419	$633,265	$241,263
Portfolio turnover rate G	7%	12%	12%	24%	67%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2060 Fund Premier Class

Years ended March 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$14.70	$16.14	$15.69	$12.41
Income from Investment Operations
Net investment income (loss) B,C	.35	.29	.30	.32
Net realized and unrealized gain (loss)	2.56	(1.45)	.49	3.21
Total from investment operations	2.91	(1.16)	.79	3.53
Distributions from net investment income	(.32)	(.27)	(.27)	(.21)
Distributions from net realized gain	-	(.01)	(.06)	(.04)
Total distributions	(.32)	(.28)	(.34) D	(.25)
Net asset value, end of period	$17.29	$14.70	$16.14	$15.69
Total Return E,F	19.92%	(7.06)%	4.91%	28.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.23%	2.06%	1.82%	2.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,656,229	$868,796	$506,652	$183,530
Portfolio turnover rate J	7%	12%	12%	24%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2065 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	54.1
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2065 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 54.1%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $789,137,879)	57,105,169	986,206,266

International Equity Funds - 36.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $604,164,390)	45,270,891	656,427,920

Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	8,121,443	72,524,487
Fidelity Series International Developed Markets Bond Index Fund (a)	2,029,495	17,717,491
Fidelity Series Long-Term Treasury Bond Index Fund (a)	16,102,751	90,658,489
TOTAL BOND FUNDS (Cost $193,813,523)		180,900,467

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,587,115,792)	1,823,534,653
NET OTHER ASSETS (LIABILITIES) - 0.0%	(93,356)
NET ASSETS - 100.0%	1,823,441,297

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	71,714	71,714	59	-	-	-	0.0%
Total	-	71,714	71,714	59	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	36,877,534	38,910,404	2,777,884	1,724,039	(78,672)	(406,895)	72,524,487
Fidelity Series Global ex U.S. Index Fund	329,473,919	291,082,869	16,502,118	14,877,806	(1,348,852)	53,722,102	656,427,920
Fidelity Series International Developed Markets Bond Index Fund	9,208,734	8,914,987	585,830	468,783	(487)	180,087	17,717,491
Fidelity Series Long-Term Treasury Bond Index Fund	46,653,365	51,884,858	3,190,057	2,134,040	(626,533)	(4,063,144)	90,658,489
Fidelity Series Total Market Index Fund	499,036,073	368,884,968	67,776,346	10,999,208	(189,799)	186,251,370	986,206,266
	921,249,625	759,678,086	90,832,235	30,203,876	(2,244,343)	235,683,520	1,823,534,653

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	986,206,266	986,206,266	-	-

International Equity Funds	656,427,920	656,427,920	-	-

Bond Funds	180,900,467	180,900,467	-	-
Total Investments in Securities:	1,823,534,653	1,823,534,653	-	-
Fidelity Freedom® Index 2065 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,587,115,792)	$1,823,534,653

Total Investment in Securities (cost $1,587,115,792)		$1,823,534,653
Cash		616
Receivable for investments sold		1,738,498
Receivable for fund shares sold		3,908,123
Total assets		1,829,181,890
Liabilities
Payable for investments purchased	$3,461,352
Payable for fund shares redeemed	2,185,500
Accrued management fee	93,741
Total liabilities		5,740,593
Net Assets		$1,823,441,297
Net Assets consist of:
Paid in capital		$1,601,286,125
Total accumulated earnings (loss)		222,155,172
Net Assets		$1,823,441,297

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($198,040,753 ÷ 14,170,578 shares)		$13.98
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($1,107,945,638 ÷ 79,278,814 shares)		$13.98
Premier Class :
Net Asset Value, offering price and redemption price per share ($517,454,906 ÷ 37,027,788 shares)		$13.97
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$30,203,876
Income from Fidelity Central Funds		59
Total income		30,203,935
Expenses
Management fee	$985,531
Independent trustees' fees and expenses	3,843
Proxy	63,929
Total expenses before reductions	1,053,303
Expense reductions	(25,095)
Total expenses after reductions		1,028,208
Net Investment income (loss)		29,175,727
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,244,343)
Total net realized gain (loss)		(2,244,343)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	235,683,520
Total change in net unrealized appreciation (depreciation)		235,683,520
Net gain (loss)		233,439,177
Net increase (decrease) in net assets resulting from operations		$262,614,904
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,175,727	$12,941,512
Net realized gain (loss)	(2,244,343)	(10,236,043)
Change in net unrealized appreciation (depreciation)	235,683,520	(17,980,293)
Net increase (decrease) in net assets resulting from operations	262,614,904	(15,274,824)
Distributions to shareholders	(28,087,856)	(13,264,421)

Share transactions - net increase (decrease)	667,708,998	471,157,613
Total increase (decrease) in net assets	902,236,046	442,618,368

Net Assets
Beginning of period	921,205,251	478,586,883
End of period	$1,823,441,297	$921,205,251

Financial Highlights
Fidelity Freedom® Index 2065 Fund Investor Class

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$13.04	$12.65	$8.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.23	.25	.12	.25
Net realized and unrealized gain (loss)	2.06	(1.17)	.38	4.15	(1.43)
Total from investment operations	2.34	(.94)	.63	4.27	(1.18)
Distributions from net investment income	(.24)	(.21)	(.20)	(.15)	(.19)
Distributions from net realized gain	-	(.01)	(.04)	(.07)	(.02)
Total distributions	(.24)	(.22)	(.24)	(.22)	(.22) D
Net asset value, end of period	$13.98	$11.88	$13.04	$12.65	$8.60
Total Return E,F	19.87%	(7.12)%	4.87%	49.88%	(12.24)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.12%	.12%	.12%	.12%	.12% I
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12% I
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12% I
Net investment income (loss)	2.21%	2.04%	1.88%	1.04%	3.25% I
Supplemental Data
Net assets, end of period (000 omitted)	$198,041	$117,042	$74,401	$86,437	$15,363
Portfolio turnover rate J	7%	12%	11%	33%	103% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2065 Fund Institutional Premium Class

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$13.04	$12.65	$8.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.24	.26	.12	.25
Net realized and unrealized gain (loss)	2.07	(1.18)	.38	4.15	(1.43)
Total from investment operations	2.35	(.94)	.64	4.27	(1.18)
Distributions from net investment income	(.25)	(.22)	(.21)	(.15)	(.19)
Distributions from net realized gain	-	(.01)	(.04)	(.07)	(.02)
Total distributions	(.25)	(.22) D	(.25)	(.22)	(.22) D
Net asset value, end of period	$13.98	$11.88	$13.04	$12.65	$8.60
Total Return E,F	19.92%	(7.08)%	4.95%	49.92%	(12.23)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.08%	.08%	.08%	.08%	.08% I
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08% I
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08% I
Net investment income (loss)	2.25%	2.08%	1.92%	1.08%	3.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,107,946	$581,491	$298,536	$66,985	$9,896
Portfolio turnover rate J	7%	12%	11%	33%	103% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2065 Fund Premier Class

Years ended March 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$13.04	$12.65	$9.99
Income from Investment Operations
Net investment income (loss) B,C	.29	.24	.26	.59
Net realized and unrealized gain (loss)	2.05	(1.17)	.38	2.25
Total from investment operations	2.34	(.93)	.64	2.84
Distributions from net investment income	(.25)	(.22)	(.21)	(.15)
Distributions from net realized gain	-	(.01)	(.04)	(.03)
Total distributions	(.25)	(.23)	(.25)	(.18)
Net asset value, end of period	$13.97	$11.88	$13.04	$12.65
Total Return D,E	19.85%	(7.06)%	4.96%	28.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06%	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06% H
Expenses net of all reductions	.06%	.06%	.06%	.06% H
Net investment income (loss)	2.27%	2.10%	1.94%	6.34% H
Supplemental Data
Net assets, end of period (000 omitted)	$517,455	$222,672	$105,651	$29,849
Portfolio turnover rate I	7%	12%	11%	33%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended March 31, 2024

1. Organization.
Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class, Institutional Premium Class and Premier Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective May 8, 2024, Fidelity Freedom Index 2005 Fund, will be closed to new accounts with certain exceptions.
Effective June 13, 2024, Fidelity Freedom Index 2005 Fund will be closed to all new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of March 31, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom Index 2030 Fund	$69,871

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Freedom Index Income Fund	1,442,394,091	82,766,779	(124,652,780)	(41,886,001)
Fidelity Freedom Index 2005 Fund	263,424,207	18,439,812	(21,888,741)	(3,448,929)
Fidelity Freedom Index 2010 Fund	733,198,437	76,762,079	(63,403,065)	13,359,014
Fidelity Freedom Index 2015 Fund	1,994,516,938	269,368,410	(183,691,501)	85,676,909
Fidelity Freedom Index 2020 Fund	6,768,524,318	1,148,665,271	(618,791,724)	529,873,547
Fidelity Freedom Index 2025 Fund	13,151,850,035	2,373,050,186	(1,076,401,431)	1,296,648,755
Fidelity Freedom Index 2030 Fund	18,509,671,301	3,552,569,783	(1,204,549,759)	2,348,020,024
Fidelity Freedom Index 2035 Fund	17,835,951,709	3,702,215,905	(778,879,108)	2,923,336,797
Fidelity Freedom Index 2040 Fund	17,242,216,402	4,291,385,246	(505,155,630)	3,786,229,616
Fidelity Freedom Index 2045 Fund	15,080,911,722	3,605,448,569	(388,703,014)	3,216,745,555
Fidelity Freedom Index 2050 Fund	14,298,811,028	3,385,396,576	(352,244,483)	3,033,152,093
Fidelity Freedom Index 2055 Fund	10,466,841,779	2,179,118,982	(232,009,391)	1,947,109,591
Fidelity Freedom Index 2060 Fund	5,702,123,204	1,070,144,015	(108,559,081)	961,584,934
Fidelity Freedom Index 2065 Fund	1,601,669,847	243,607,399	(21,742,593)	221,864,806

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Freedom Index Income Fund	3,366,126	-	(4,266,515)	(41,886,001)
Fidelity Freedom Index 2005 Fund	1,347,004	1,173,767	-	(3,448,929)
Fidelity Freedom Index 2010 Fund	3,432,686	6,712,190	-	13,359,014
Fidelity Freedom Index 2015 Fund	8,551,320	17,414,780	-	85,676,909
Fidelity Freedom Index 2020 Fund	25,554,560	93,151,372	-	529,873,547
Fidelity Freedom Index 2025 Fund	22,477,477	-	(17,041,378)	1,296,648,755
Fidelity Freedom Index 2030 Fund	35,599,183	-	(7,872,983)	2,348,020,024
Fidelity Freedom Index 2035 Fund	42,567,332	8,570,391	-	2,923,336,797
Fidelity Freedom Index 2040 Fund	22,906,219	6,971,244	-	3,786,229,616
Fidelity Freedom Index 2045 Fund	7,798,997	-	-	3,216,745,555
Fidelity Freedom Index 2050 Fund	8,079,741	-	-	3,033,152,093
Fidelity Freedom Index 2055 Fund	5,855,796	-	-	1,947,109,591
Fidelity Freedom Index 2060 Fund	2,535,971	-	-	961,584,934
Fidelity Freedom Index 2065 Fund	290,367	-	-	221,864,806

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Freedom Index Income Fund	(1,549,599)	(2,716,916)	(4,266,515)
Fidelity Freedom Index 2025 Fund	(17,041,378)	-	(17,041,378)
Fidelity Freedom Index 2030 Fund	(7,872,983)	-	(7,872,983)

The tax character of distributions paid was as follows:

March 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Index Income Fund	40,009,145	-	40,009,145
Fidelity Freedom Index 2005 Fund	7,189,527	366,289	7,555,816
Fidelity Freedom Index 2010 Fund	20,148,672	4,266,000	24,414,672
Fidelity Freedom Index 2015 Fund	54,035,267	-	54,035,267
Fidelity Freedom Index 2020 Fund	178,382,852	-	178,382,852
Fidelity Freedom Index 2025 Fund	336,648,722	-	336,648,722
Fidelity Freedom Index 2030 Fund	450,488,980	-	450,488,980
Fidelity Freedom Index 2035 Fund	404,344,248	-	404,344,248
Fidelity Freedom Index 2040 Fund	382,552,214	-	382,552,214
Fidelity Freedom Index 2045 Fund	324,777,662	-	324,777,662
Fidelity Freedom Index 2050 Fund	305,632,351	-	305,632,351
Fidelity Freedom Index 2055 Fund	213,250,543	-	213,250,543
Fidelity Freedom Index 2060 Fund	110,308,157	-	110,308,157
Fidelity Freedom Index 2065 Fund	28,087,856	-	28,087,856

March 31, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Index Income Fund	36,308,294	2,367,883	38,676,177
Fidelity Freedom Index 2005 Fund	6,716,480	1,633,279	8,349,759
Fidelity Freedom Index 2010 Fund	20,129,446	6,711,806	26,841,252
Fidelity Freedom Index 2015 Fund	56,811,256	7,725,486	64,536,742
Fidelity Freedom Index 2020 Fund	184,893,603	24,010,771	208,904,374
Fidelity Freedom Index 2025 Fund	308,844,550	14,022,996	322,867,546
Fidelity Freedom Index 2030 Fund	360,181,439	18,379,335	378,560,774
Fidelity Freedom Index 2035 Fund	281,571,202	9,635,362	291,206,564
Fidelity Freedom Index 2040 Fund	281,993,187	9,952,344	291,945,531
Fidelity Freedom Index 2045 Fund	230,118,918	6,170,951	236,289,869
Fidelity Freedom Index 2050 Fund	209,968,262	5,553,475	215,521,737
Fidelity Freedom Index 2055 Fund	135,288,942	3,852,307	139,141,249
Fidelity Freedom Index 2060 Fund	64,057,312	1,866,438	65,923,750
Fidelity Freedom Index 2065 Fund	12,981,679	282,742	13,264,421

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Index Income Fund	287,533,274	219,696,682
Fidelity Freedom Index 2005 Fund	58,793,777	57,788,928
Fidelity Freedom Index 2010 Fund	134,035,859	170,708,377
Fidelity Freedom Index 2015 Fund	291,397,742	489,608,538
Fidelity Freedom Index 2020 Fund	1,027,654,830	1,606,004,144
Fidelity Freedom Index 2025 Fund	2,229,678,670	2,255,234,623
Fidelity Freedom Index 2030 Fund	3,729,361,170	2,325,288,864
Fidelity Freedom Index 2035 Fund	4,464,662,396	2,132,013,678
Fidelity Freedom Index 2040 Fund	4,115,031,282	1,779,941,639
Fidelity Freedom Index 2045 Fund	3,625,712,976	1,205,006,854
Fidelity Freedom Index 2050 Fund	3,623,792,695	1,074,449,527
Fidelity Freedom Index 2055 Fund	3,138,355,774	754,312,282
Fidelity Freedom Index 2060 Fund	2,035,248,325	377,804,762
Fidelity Freedom Index 2065 Fund	759,678,086	90,832,235

5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. Under the management contract, Investor Class, Institutional Premium Class and Premier Class of each Fund pays an all-inclusive monthly management fee at an annual rate of .12%, .08% and .06% of class-level average net assets, respectively. Under the management contract, each Fund's investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest expense. In addition, under the expense contract, total expenses, including acquired fund fees and expenses, are limited to an annual rate of .12%, .08% and .06% of class-level average net assets for Investor Class, Institutional Premium Class and Premier Class, respectively, with certain exceptions.

During May 2024, the Board approved changes to each Fund's Premier Class management fee and expense contract rates. Each Fund's Premier Class will pay a monthly management fee that is based on an annual rate of .05% of class-level average net assets. In addition, each Fund's Premier Class total expenses, including acquired fund fees and expenses, will be limited to an annual rate of .05% of class-level average net assets. These changes will be effective June 1, 2024.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of class-level average net assets on an annual basis. This reimbursement will remain in place through July 31, 2025. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement ($)
Fidelity Freedom Index 2065 Fund
Investor Class	2,982
Institutional Premium Class	15,616
Premier Class	6,461

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Freedom Index Income Fund	152
Fidelity Freedom Index 2005 Fund	43
Fidelity Freedom Index 2010 Fund	133
Fidelity Freedom Index 2015 Fund	38
Fidelity Freedom Index 2020 Fund	221
Fidelity Freedom Index 2025 Fund	117
Fidelity Freedom Index 2030 Fund	342
Fidelity Freedom Index 2035 Fund	513
Fidelity Freedom Index 2040 Fund	271
Fidelity Freedom Index 2045 Fund	244
Fidelity Freedom Index 2050 Fund	247
Fidelity Freedom Index 2055 Fund	69
Fidelity Freedom Index 2060 Fund	33
Fidelity Freedom Index 2065 Fund	36

7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2024	Year ended March 31, 2023
Fidelity Freedom Index Income Fund
Distributions to shareholders
Investor Class	$5,080,609	$5,813,453
Institutional Premium Class	22,994,914	21,740,878
Premier Class	11,933,622	11,121,846
Total	$40,009,145	$38,676,177
Fidelity Freedom Index 2005 Fund
Distributions to shareholders
Investor Class	$ 1,157,379	$ 1,593,283
Institutional Premium Class	4,818,042	5,848,074
Premier Class	1,580,395	908,402
Total	$7,555,816	$8,349,759
Fidelity Freedom Index 2010 Fund
Distributions to shareholders
Investor Class	$ 5,238,982	$ 6,592,060
Institutional Premium Class	16,545,557	18,473,712
Premier Class	2,630,133	1,775,480
Total	$24,414,672	$26,841,252
Fidelity Freedom Index 2015 Fund
Distributions to shareholders
Investor Class	$ 11,487,593	$ 14,633,837
Institutional Premium Class	28,825,397	35,611,042
Premier Class	13,722,277	14,291,863
Total	$54,035,267	$64,536,742
Fidelity Freedom Index 2020 Fund
Distributions to shareholders
Investor Class	$ 32,865,075	$ 42,247,939
Institutional Premium Class	104,180,058	125,195,573
Premier Class	41,337,719	41,460,862
Total	$178,382,852	$208,904,374
Fidelity Freedom Index 2025 Fund
Distributions to shareholders
Investor Class	$ 49,961,338	$ 55,554,128
Institutional Premium Class	205,356,816	199,899,819
Premier Class	81,330,568	67,413,599
Total	$336,648,722	$322,867,546
Fidelity Freedom Index 2030 Fund
Distributions to shareholders
Investor Class	$ 58,497,902	$ 55,800,588
Institutional Premium Class	286,637,233	246,443,741
Premier Class	105,353,845	76,316,445
Total	$450,488,980	$378,560,774
Fidelity Freedom Index 2035 Fund
Distributions to shareholders
Investor Class	$ 48,683,638	$ 38,236,746
Institutional Premium Class	251,394,116	186,428,646
Premier Class	104,266,494	66,541,172
Total	$404,344,248	$291,206,564
Fidelity Freedom Index 2040 Fund
Distributions to shareholders
Investor Class	$ 39,781,756	$ 33,136,883
Institutional Premium Class	242,914,725	192,018,495
Premier Class	99,855,733	66,790,153
Total	$382,552,214	$291,945,531
Fidelity Freedom Index 2045 Fund
Distributions to shareholders
Investor Class	$ 30,354,660	$ 24,468,834
Institutional Premium Class	203,994,320	153,908,402
Premier Class	90,428,682	57,912,633
Total	$324,777,662	$236,289,869
Fidelity Freedom Index 2050 Fund
Distributions to shareholders
Investor Class	$ 27,987,484	$ 21,713,722
Institutional Premium Class	193,697,735	141,671,926
Premier Class	83,947,132	52,136,089
Total	$305,632,351	$215,521,737
Fidelity Freedom Index 2055 Fund
Distributions to shareholders
Investor Class	$ 19,825,810	$ 14,818,440
Institutional Premium Class	139,282,979	94,399,059
Premier Class	54,141,754	29,923,750
Total	$213,250,543	$139,141,249
Fidelity Freedom Index 2060 Fund
Distributions to shareholders
Investor Class	$ 11,679,759	$ 8,220,659
Institutional Premium Class	71,580,626	43,901,992
Premier Class	27,047,772	13,801,099
Total	$110,308,157	$65,923,750
Fidelity Freedom Index 2065 Fund
Distributions to shareholders
Investor Class	$ 3,057,730	$ 1,666,528
Institutional Premium Class	17,150,501	8,313,850
Premier Class	7,879,625	3,284,043
Total	$28,087,856	$13,264,421
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2024	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2023
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	2,423,212	3,776,771	$27,478,003	$43,028,277
Reinvestment of distributions	401,819	483,299	4,572,486	5,395,168
Shares redeemed	(4,492,033)	(6,193,127)	(50,595,785)	(70,249,518)
Net increase (decrease)	(1,667,002)	(1,933,057)	$(18,545,296)	$(21,826,073)
Institutional Premium Class
Shares sold	22,608,551	22,654,211	$255,725,418	$255,103,303
Reinvestment of distributions	2,010,553	1,949,588	22,850,837	21,709,070
Shares redeemed	(21,288,945)	(20,278,462)	(240,750,089)	(229,161,333)
Net increase (decrease)	3,330,159	4,325,337	$37,826,166	$47,651,040
Premier Class
Shares sold	10,282,109	8,619,168	$116,410,962	$96,994,980
Reinvestment of distributions	1,049,955	999,533	11,932,113	11,120,559
Shares redeemed	(7,123,924)	(5,783,964)	(80,692,134)	(65,247,051)
Net increase (decrease)	4,208,140	3,834,737	$47,650,941	$42,868,488
Fidelity Freedom Index 2005 Fund
Investor Class
Shares sold	275,892	529,644	$3,437,524	$6,579,276
Reinvestment of distributions	86,139	123,760	1,084,127	1,505,372
Shares redeemed	(859,070)	(1,139,216)	(10,664,677)	(14,166,188)
Net increase (decrease)	(497,039)	(485,812)	$(6,143,026)	$(6,081,540)
Institutional Premium Class
Shares sold	3,478,369	4,576,215	$43,228,754	$56,623,812
Reinvestment of distributions	382,606	481,503	4,815,244	5,847,606
Shares redeemed	(4,879,206)	(4,784,859)	(60,781,897)	(59,251,427)
Net increase (decrease)	(1,018,231)	272,859	$(12,737,899)	$3,219,991
Premier Class
Shares sold	2,588,913	1,989,686	$32,144,913	$24,612,949
Reinvestment of distributions	125,577	75,040	1,580,157	908,212
Shares redeemed	(1,133,545)	(654,820)	(14,095,635)	(8,165,484)
Net increase (decrease)	1,580,945	1,409,906	$19,629,435	$17,355,677
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	872,059	1,133,204	$11,076,114	$14,201,815
Reinvestment of distributions	379,614	505,765	4,839,703	6,189,303
Shares redeemed	(2,801,027)	(3,963,733)	(35,265,909)	(49,623,186)
Net increase (decrease)	(1,549,354)	(2,324,764)	$(19,350,092)	$(29,232,068)
Institutional Premium Class
Shares sold	8,418,535	9,857,099	$105,703,372	$122,960,995
Reinvestment of distributions	1,295,323	1,509,937	16,514,116	18,452,769
Shares redeemed	(11,808,409)	(12,497,777)	(148,834,742)	(155,262,654)
Net increase (decrease)	(2,094,551)	(1,130,741)	$(26,617,254)	$(13,848,890)
Premier Class
Shares sold	2,110,508	3,363,003	$26,564,620	$41,705,852
Reinvestment of distributions	206,423	145,655	2,630,103	1,775,467
Shares redeemed	(1,374,951)	(1,338,916)	(17,370,948)	(16,635,303)
Net increase (decrease)	941,980	2,169,742	$11,823,775	$26,846,016
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	1,609,248	3,121,386	$22,264,598	$42,612,358
Reinvestment of distributions	758,374	1,042,212	10,662,949	13,707,213
Shares redeemed	(6,349,154)	(9,609,823)	(87,467,159)	(129,965,260)
Net increase (decrease)	(3,981,532)	(5,446,225)	$(54,539,612)	$(73,645,689)
Institutional Premium Class
Shares sold	14,412,961	19,153,600	$198,064,531	$258,386,753
Reinvestment of distributions	2,049,650	2,710,606	28,778,349	35,592,100
Shares redeemed	(26,846,838)	(26,966,921)	(370,236,697)	(362,484,346)
Net increase (decrease)	(10,384,227)	(5,102,715)	$(143,393,817)	$(68,505,493)
Premier Class
Shares sold	6,816,933	9,729,851	$93,903,104	$130,711,414
Reinvestment of distributions	977,958	1,088,859	13,721,961	14,291,577
Shares redeemed	(8,199,422)	(7,340,306)	(112,628,294)	(99,122,778)
Net increase (decrease)	(404,531)	3,478,404	$(5,003,229)	$45,880,213
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	7,407,488	9,802,832	$112,256,055	$145,787,262
Reinvestment of distributions	1,907,285	2,710,594	29,615,219	38,801,296
Shares redeemed	(23,172,722)	(26,193,664)	(351,268,267)	(386,386,145)
Net increase (decrease)	(13,857,949)	(13,680,238)	$(209,396,993)	$(201,797,587)
Institutional Premium Class
Shares sold	55,126,074	69,856,295	$833,552,290	$1,027,664,829
Reinvestment of distributions	6,695,744	8,728,233	103,824,944	124,789,963
Shares redeemed	(90,106,669)	(97,152,515)	(1,366,968,232)	(1,427,536,295)
Net increase (decrease)	(28,284,851)	(18,567,987)	$(429,590,998)	$(275,081,503)
Premier Class
Shares sold	21,983,309	24,997,402	$333,114,877	$365,295,310
Reinvestment of distributions	2,666,743	2,903,070	41,330,975	41,454,607
Shares redeemed	(21,696,583)	(18,353,791)	(329,472,170)	(271,032,612)
Net increase (decrease)	2,953,469	9,546,681	$44,973,682	$135,717,305
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	17,437,842	18,604,307	$300,775,837	$311,227,185
Reinvestment of distributions	2,568,299	3,162,189	45,465,217	50,923,340
Shares redeemed	(34,467,894)	(31,257,526)	(593,557,993)	(520,511,797)
Net increase (decrease)	(14,461,753)	(9,491,030)	$(247,316,939)	$(158,361,272)
Institutional Premium Class
Shares sold	126,464,214	138,463,837	$2,177,941,120	$2,298,659,359
Reinvestment of distributions	11,566,993	12,391,537	204,656,583	199,365,444
Shares redeemed	(145,191,084)	(123,444,230)	(2,512,249,808)	(2,042,724,938)
Net increase (decrease)	(7,159,877)	27,411,144	$(129,652,105)	$455,299,865
Premier Class
Shares sold	49,486,703	50,908,322	$853,441,093	$840,424,856
Reinvestment of distributions	4,598,451	4,193,841	81,323,047	67,400,483
Shares redeemed	(34,813,946)	(20,621,892)	(603,216,977)	(343,578,487)
Net increase (decrease)	19,271,208	34,480,271	$331,547,163	$564,246,852
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	25,763,089	21,532,747	$474,106,569	$378,349,492
Reinvestment of distributions	2,845,495	3,055,895	53,771,155	51,927,406
Shares redeemed	(31,632,522)	(26,260,369)	(580,919,130)	(459,424,810)
Net increase (decrease)	(3,023,938)	(1,671,727)	$(53,041,406)	$(29,147,912)
Institutional Premium Class
Shares sold	173,638,074	179,642,266	$3,187,629,461	$3,144,259,468
Reinvestment of distributions	15,122,447	14,467,083	285,610,683	245,700,619
Shares redeemed	(157,696,207)	(120,629,718)	(2,913,342,419)	(2,101,786,028)
Net increase (decrease)	31,064,314	73,479,631	$559,897,725	$1,288,174,059
Premier Class
Shares sold	73,957,838	61,111,562	$1,359,216,261	$1,062,821,177
Reinvestment of distributions	5,578,546	4,496,413	105,329,251	76,292,570
Shares redeemed	(32,167,375)	(19,375,245)	(594,909,188)	(339,691,126)
Net increase (decrease)	47,369,009	46,232,730	$869,636,324	$799,422,621
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	28,186,367	19,156,453	$588,517,043	$374,564,757
Reinvestment of distributions	2,092,815	1,894,603	44,967,248	35,796,046
Shares redeemed	(20,371,841)	(17,582,689)	(424,282,667)	(343,344,718)
Net increase (decrease)	9,907,341	3,468,367	$209,201,624	$67,016,085
Institutional Premium Class
Shares sold	160,202,641	156,306,899	$3,330,872,540	$3,040,188,178
Reinvestment of distributions	11,674,573	9,851,238	250,673,011	186,004,530
Shares redeemed	(120,486,267)	(89,894,193)	(2,522,627,799)	(1,739,749,134)
Net increase (decrease)	51,390,947	76,263,944	$1,058,917,752	$1,486,443,574
Premier Class
Shares sold	69,719,435	62,375,862	$1,451,859,697	$1,206,658,474
Reinvestment of distributions	4,853,345	3,523,468	104,227,255	66,510,206
Shares redeemed	(24,572,668)	(15,939,231)	(517,391,593)	(310,963,720)
Net increase (decrease)	50,000,112	49,960,099	$1,038,695,359	$962,204,960
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	21,513,881	16,290,013	$462,561,368	$322,714,551
Reinvestment of distributions	1,638,725	1,618,102	36,440,748	30,946,757
Shares redeemed	(14,841,117)	(12,920,150)	(317,972,570)	(255,272,394)
Net increase (decrease)	8,311,489	4,987,965	$181,029,546	$98,388,914
Institutional Premium Class
Shares sold	152,995,212	152,559,323	$3,272,051,663	$3,010,765,414
Reinvestment of distributions	10,906,222	10,026,791	242,223,545	191,555,627
Shares redeemed	(114,189,793)	(86,797,989)	(2,465,700,533)	(1,704,452,032)
Net increase (decrease)	49,711,641	75,788,125	$1,048,574,675	$1,497,869,009
Premier Class
Shares sold	68,271,222	60,824,736	$1,463,773,305	$1,192,534,244
Reinvestment of distributions	4,497,100	3,497,773	99,834,181	66,775,809
Shares redeemed	(21,891,478)	(14,784,085)	(475,401,265)	(292,972,198)
Net increase (decrease)	50,876,844	49,538,424	$1,088,206,221	$966,337,855
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	17,859,535	13,867,226	$400,783,008	$284,658,361
Reinvestment of distributions	1,197,457	1,144,931	27,793,509	22,697,556
Shares redeemed	(10,988,900)	(10,016,605)	(244,291,917)	(205,404,606)
Net increase (decrease)	8,068,092	4,995,552	$184,284,600	$101,951,311
Institutional Premium Class
Shares sold	137,363,435	138,439,114	$3,063,668,801	$2,835,485,383
Reinvestment of distributions	8,772,820	7,749,889	203,457,804	153,575,209
Shares redeemed	(96,031,905)	(68,748,832)	(2,162,269,628)	(1,400,697,792)
Net increase (decrease)	50,104,350	77,440,171	$1,104,856,977	$1,588,362,800
Premier Class
Shares sold	64,806,439	55,060,668	$1,447,270,154	$1,120,776,124
Reinvestment of distributions	3,900,175	2,921,630	90,408,904	57,892,381
Shares redeemed	(18,420,107)	(12,486,163)	(416,867,544)	(257,104,442)
Net increase (decrease)	50,286,507	45,496,135	$1,120,811,514	$921,564,063
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	16,934,089	14,496,581	$379,963,374	$298,215,509
Reinvestment of distributions	1,103,229	1,014,014	25,661,854	20,152,085
Shares redeemed	(9,677,336)	(8,735,830)	(215,702,295)	(178,976,956)
Net increase (decrease)	8,359,982	6,774,765	$189,922,933	$139,390,638
Institutional Premium Class
Shares sold	138,934,931	140,459,027	$3,103,594,226	$2,882,012,798
Reinvestment of distributions	8,317,985	7,121,689	193,244,222	141,394,465
Shares redeemed	(91,160,990)	(66,080,505)	(2,053,336,539)	(1,348,500,509)
Net increase (decrease)	56,091,926	81,500,211	$1,243,501,909	$1,674,906,754
Premier Class
Shares sold	64,070,911	55,523,506	$1,432,363,024	$1,131,755,013
Reinvestment of distributions	3,614,106	2,626,566	83,923,957	52,116,818
Shares redeemed	(18,086,048)	(11,386,769)	(410,354,269)	(234,451,881)
Net increase (decrease)	49,598,969	46,763,303	$1,105,932,712	$949,419,950
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	16,874,445	14,401,103	$311,539,265	$243,570,398
Reinvestment of distributions	939,093	838,955	17,955,839	13,695,650
Shares redeemed	(8,443,601)	(7,179,499)	(154,577,337)	(120,738,586)
Net increase (decrease)	9,369,937	8,060,559	$174,917,767	$136,527,462
Institutional Premium Class
Shares sold	147,245,507	143,620,495	$2,707,844,820	$2,423,123,816
Reinvestment of distributions	7,269,650	5,768,773	138,975,953	94,236,644
Shares redeemed	(84,952,857)	(59,602,435)	(1,571,917,793)	(1,000,706,591)
Net increase (decrease)	69,562,300	89,786,833	$1,274,902,980	$1,516,653,869
Premier Class
Shares sold	63,400,296	52,365,296	$1,165,364,621	$877,550,592
Reinvestment of distributions	2,833,242	1,832,761	54,133,517	29,915,910
Shares redeemed	(15,689,300)	(9,490,072)	(292,747,129)	(160,593,696)
Net increase (decrease)	50,544,238	44,707,985	$926,751,009	$746,872,806
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	13,870,645	12,750,985	$216,910,580	$182,540,079
Reinvestment of distributions	637,739	539,523	10,337,742	7,457,097
Shares redeemed	(6,216,873)	(4,837,157)	(96,609,036)	(68,637,870)
Net increase (decrease)	8,291,511	8,453,351	$130,639,286	$121,359,306
Institutional Premium Class
Shares sold	113,699,695	101,205,322	$1,770,665,080	$1,444,236,057
Reinvestment of distributions	4,409,129	3,168,697	71,413,570	43,830,777
Shares redeemed	(56,813,027)	(37,794,255)	(889,844,055)	(536,835,269)
Net increase (decrease)	61,295,797	66,579,764	$952,234,595	$951,231,565
Premier Class
Shares sold	45,297,012	32,472,624	$705,840,102	$461,353,043
Reinvestment of distributions	1,669,812	997,570	27,042,853	13,796,649
Shares redeemed	(10,274,574)	(5,753,169)	(162,705,420)	(82,386,285)
Net increase (decrease)	36,692,250	27,717,025	$570,177,535	$392,763,407
Fidelity Freedom Index 2065 Fund
Investor Class
Shares sold	6,885,431	5,620,466	$87,096,328	$65,242,693
Reinvestment of distributions	201,446	132,044	2,639,166	1,476,020
Shares redeemed	(2,769,686)	(1,604,141)	(34,790,693)	(18,421,425)
Net increase (decrease)	4,317,191	4,148,369	$54,944,801	$48,297,288
Institutional Premium Class
Shares sold	49,781,838	36,426,041	$628,420,862	$419,314,719
Reinvestment of distributions	1,304,079	742,246	17,080,713	8,295,413
Shares redeemed	(20,762,044)	(11,104,760)	(263,098,207)	(127,009,105)
Net increase (decrease)	30,323,873	26,063,527	$382,403,368	$300,601,027
Premier Class
Shares sold	21,953,654	12,254,396	$277,266,410	$140,849,959
Reinvestment of distributions	601,239	293,727	7,876,093	3,282,550
Shares redeemed	(4,275,169)	(1,902,134)	(54,781,674)	(21,873,211)
Net increase (decrease)	18,279,724	10,645,989	$230,360,829	$122,259,298
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Index Income Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund	Fidelity Freedom Index 2045 Fund	Fidelity Freedom Index 2050 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-%	-%	12%	-%	-%	-%	-%	-%
Fidelity Series Bond Index Fund	-%	-%	17%	22%	17%	-%	-%	-%
Fidelity Series Global ex U.S. Index Fund	-%	-%	-%	11%	13%	16%	15%	14%
Fidelity Series Total Market Index Fund	-%	-%	-%	11%	13%	16%	15%	14%
Fidelity Series Treasury Bill Index Fund	10%	11%	-%	-%	-%	-%	-%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	30%
Fidelity Series Bond Index Fund	90%
Fidelity Series Global ex U.S. Index Fund	95%
Fidelity Series International Developed Markets Bond Index Fund	40%
Fidelity Series Long-Term Treasury Bond Index Fund	34%
Fidelity Series Total Market Index Fund	95%
Fidelity Series Treasury Bill Index Fund	36%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Proposed Reorganization.
The Board of Trustees of Fidelity Freedom Index 2005 Fund and Fidelity Freedom Index Income Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Freedom Index 2005 Fund and Fidelity Freedom Index Income Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Freedom Index 2005 Fund in exchange for shares of Fidelity Freedom Index Income Fund equal in value to the net assets of Fidelity Freedom Index 2005 Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective during June 2024. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund (the "Funds"), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the financial highlights for the Fidelity Freedom Index 2065 Fund, which are for the four years in the period then ended and for the period from June 28, 2019 (commencement of operations) to March 31, 2020 and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts).
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving is Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President or Director of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022). Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024
Fidelity Freedom® Index Income Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,078.10	$ .62
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,078.50	$ .42
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,077.60	$ .31
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2005 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,077.70	$ .62
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,078.00	$ .42
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,078.40	$ .31
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2010 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,091.80	$ .63
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,092.20	$ .42
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,091.60	$ .31
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2015 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,105.80	$ .63
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,107.10	$ .42
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,106.50	$ .32
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2020 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,121.60	$ .64
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,122.00	$ .42
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,121.60	$ .32
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2025 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,134.10	$ .64
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,133.90	$ .43
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,134.10	$ .32
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2030 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,143.50	$ .64
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,144.00	$ .43
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,143.60	$ .32
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2035 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,160.40	$ .65
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,160.20	$ .43
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,160.40	$ .32
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2040 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,187.00	$ .66
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,179.90	$ .44
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,180.20	$ .33
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2045 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,186.50	$ .66
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,187.30	$ .44
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,187.10	$ .33
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2050 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,187.00	$ .66
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,187.00	$ .44
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,187.20	$ .33
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2055 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,187.20	$ .66
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,187.50	$ .44
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,187.10	$ .33
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2060 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,186.40	$ .66
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,186.80	$ .44
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,187.60	$ .33
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30
Fidelity Freedom® Index 2065 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,187.50	$ .66
Hypothetical-B		$ 1,000	$ 1,024.40	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,187.90	$ .44
Hypothetical-B		$ 1,000	$ 1,024.60	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,187.20	$ .33
Hypothetical-B		$ 1,000	$ 1,024.70	$ .30

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Index 2005 Fund	$1,896,212
Fidelity Freedom Index 2010 Fund	$12,937,953
Fidelity Freedom Index 2015 Fund	$19,464,002
Fidelity Freedom Index 2020 Fund	$102,947,711
Fidelity Freedom Index 2035 Fund	$17,992,388
Fidelity Freedom Index 2040 Fund	$11,939,643
Fidelity Freedom Index 2045 Fund	$2,537,444
Fidelity Freedom Index 2050 Fund	$1,554,377
Fidelity Freedom Index 2055 Fund	$17,625
Fidelity Freedom Index 2060 Fund	$606
Fidelity Freedom Index 2065 Fund	$15

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Index Income Fund	53.92%
Fidelity Freedom Index 2005 Fund	53.86%
Fidelity Freedom Index 2010 Fund	48.62%
Fidelity Freedom Index 2015 Fund	42.30%
Fidelity Freedom Index 2020 Fund	35.45%
Fidelity Freedom Index 2025 Fund	30.09%
Fidelity Freedom Index 2030 Fund	24.71%
Fidelity Freedom Index 2035 Fund	17.06%
Fidelity Freedom Index 2040 Fund	11.34%
Fidelity Freedom Index 2045 Fund	9.53%
Fidelity Freedom Index 2050 Fund	9.52%
Fidelity Freedom Index 2055 Fund	9.49%
Fidelity Freedom Index 2060 Fund	9.46%
Fidelity Freedom Index 2065 Fund	9.32%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Freedom Index Income Fund	$32,780,992
Fidelity Freedom Index 2005 Fund	$5,826,962
Fidelity Freedom Index 2010 Fund	$14,912,330
Fidelity Freedom Index 2015 Fund	$35,928,965
Fidelity Freedom Index 2020 Fund	$103,132,254
Fidelity Freedom Index 2025 Fund	$168,905,358
Fidelity Freedom Index 2030 Fund	$197,587,952
Fidelity Freedom Index 2035 Fund	$127,540,865
Fidelity Freedom Index 2040 Fund	$66,327,775
Fidelity Freedom Index 2045 Fund	$42,820,221
Fidelity Freedom Index 2050 Fund	$40,084,304
Fidelity Freedom Index 2055 Fund	$27,536,123
Fidelity Freedom Index 2060 Fund	$13,772,474
Fidelity Freedom Index 2065 Fund	$3,391,274

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Investor Class	Institutional Premium Class	Premier Class
Fidelity Freedom Index Income Fund
April 2023	0%	0%	0%
May 2023	5%	5%	5%
June 2023	6%	6%	6%
July 2023	6%	6%	6%
August 2023	6%	6%	6%
September 2023	6%	6%	6%
October 2023	6%	6%	6%
November 2023	6%	6%	6%
December 2023	6%	6%	6%
February 2024	0%	0%	0%
March 2024	0%	0%	0%
Fidelity Freedom Index 2005 Fund
May 2023	0%	0%	0%
December 2023	6%	6%	6%
Fidelity Freedom Index 2010 Fund
May 2023	0%	0%	0%
December 2023	9%	9%	9%
Fidelity Freedom Index 2015 Fund
May 2023	1%	1%	1%
December 2023	12%	12%	12%
Fidelity Freedom Index 2020 Fund
May 2023	1%	1%	1%
December 2023	15%	15%	15%
Fidelity Freedom Index 2025 Fund
May 2023	1%	1%	1%
December 2023	18%	18%	18%
Fidelity Freedom Index 2030 Fund
May 2023	1%	1%	1%
December 2023	21%	20%	20%
Fidelity Freedom Index 2035 Fund
May 2023	2%	1%	1%
December 2023	26%	26%	25%
Fidelity Freedom Index 2040 Fund
May 2023	7%	5%	5%
December 2023	31%	31%	31%
Fidelity Freedom Index 2045 Fund
May 2023	14%	9%	8%
December 2023	33%	33%	32%
Fidelity Freedom Index 2050 Fund
May 2023	14%	10%	8%
December 2023	33%	33%	32%
Fidelity Freedom Index 2055 Fund
May 2023	30%	12%	10%
December 2023	33%	33%	32%
Fidelity Freedom Index 2060 Fund
May 2023	-	19%	14%
December 2023	33%	32%	32%
Fidelity Freedom Index 2065 Fund
May 2023	30%	20%	20%
December 2023	33%	32%	32%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Investor Class	Institutional Premium Class	Premier Class
Fidelity Freedom Index Income Fund
April 2023	0.00%	0.00%	0.00%
May 2023	9.71%	9.71%	9.71%
June 2023	11.96%	11.21%	11.21%
July 2023	11.49%	11.49%	10.89%
August 2023	11.31%	11.31%	11.31%
September 2023	11.92%	11.22%	11.22%
October 2023	11.31%	11.31%	11.31%
November 2023	11.31%	11.31%	11.31%
December 2023	11.37%	11.30%	11.30%
February 2024	0.00%	0.00%	0.00%
March 2024	0.00%	0.00%	0.00%
Fidelity Freedom Index 2005 Fund
May 2023	0.47%	0.46%	0.45%
December 2023	11.56%	11.41%	11.27%
Fidelity Freedom Index 2010 Fund
May 2023	0.91%	0.88%	0.85%
December 2023	16.92%	16.71%	16.55%
Fidelity Freedom Index 2015 Fund
May 2023	1.50%	1.44%	1.39%
December 2023	23.06%	22.73%	22.60%
Fidelity Freedom Index 2020 Fund
May 2023	2.42%	2.20%	2.10%
December 2023	29.59%	29.19%	28.95%
Fidelity Freedom Index 2025 Fund
May 2023	2.57%	2.36%	2.27%
December 2023	34.75%	34.25%	34.00%
Fidelity Freedom Index 2030 Fund
May 2023	2.19%	2.02%	1.95%
December 2023	40.42%	39.84%	39.46%
Fidelity Freedom Index 2035 Fund
May 2023	3.17%	2.88%	2.76%
December 2023	50.71%	50.04%	49.70%
Fidelity Freedom Index 2040 Fund
May 2023	13.79%	10.73%	9.66%
December 2023	61.78%	60.96%	60.42%
Fidelity Freedom Index 2045 Fund
May 2023	27.16%	18.11%	15.52%
December 2023	64.84%	64.01%	63.47%
Fidelity Freedom Index 2050 Fund
May 2023	27.99%	18.66%	16.00%
December 2023	64.93%	63.97%	63.43%
Fidelity Freedom Index 2055 Fund
May 2023	58.92%	23.57%	19.64%
December 2023	65.02%	64.00%	63.51%
Fidelity Freedom Index 2060 Fund
May 2023	-	36.78%	27.59%
December 2023	65.03%	64.02%	63.62%
Fidelity Freedom Index 2065 Fund
May 2023	59.04%	39.36%	39.36%
December 2023	65.12%	64.10%	63.60%
A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Investor Class	Institutional Premium Class	Premier Class
Fidelity Freedom Index Income Fund
April 2023	0.00%	0.00%	0.00%
May 2023	0.39%	0.39%	0.39%
June 2023	0.48%	0.45%	0.45%
July 2023	0.46%	0.46%	0.44%
August 2023	0.45%	0.45%	0.45%
September 2023	0.48%	0.45%	0.45%
October 2023	0.45%	0.45%	0.45%
November 2023	0.45%	0.45%	0.45%
December 2023	0.46%	0.45%	0.45%
February 2024	0.00%	0.00%	0.00%
March 2024	0.00%	0.00%	0.00%
Fidelity Freedom Index 2005 Fund
May 2023	0.02%	0.02%	0.02%
December 2023	0.46%	0.46%	0.45%
Fidelity Freedom Index 2010 Fund
May 2023	0.04%	0.04%	0.04%
December 2023	0.67%	0.66%	0.66%
Fidelity Freedom Index 2015 Fund
May 2023	0.06%	0.06%	0.06%
December 2023	0.91%	0.89%	0.89%
Fidelity Freedom Index 2020 Fund
May 2023	0.10%	0.09%	0.09%
December 2023	1.17%	1.15%	1.14%
Fidelity Freedom Index 2025 Fund
May 2023	0.11%	0.10%	0.09%
December 2023	1.37%	1.35%	1.34%
Fidelity Freedom Index 2030 Fund
May 2023	0.09%	0.09%	0.08%
December 2023	1.61%	1.59%	1.57%
Fidelity Freedom Index 2035 Fund
May 2023	0.13%	0.12%	0.11%
December 2023	2.02%	2.00%	1.98%
Fidelity Freedom Index 2040 Fund
May 2023	0.56%	0.43%	0.39%
December 2023	2.47%	2.44%	2.42%
Fidelity Freedom Index 2045 Fund
May 2023	1.09%	0.73%	0.63%
December 2023	2.60%	2.57%	2.55%
Fidelity Freedom Index 2050 Fund
May 2023	1.13%	0.75%	0.65%
December 2023	2.61%	2.57%	2.55%
Fidelity Freedom Index 2055 Fund
May 2023	2.37%	0.95%	0.79%
December 2023	2.62%	2.58%	2.56%
Fidelity Freedom Index 2060 Fund
May 2023	-	1.49%	1.12%
December 2023	2.63%	2.58%	2.57%
Fidelity Freedom Index 2065 Fund
May 2023	2.40%	1.60%	1.60%
December 2023	2.65%	2.61%	2.59%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Freedom Index Income Fund
Investor Class	12/29/23	$0.0311	$0.0019
Institutional Premium Class	12/29/23	$0.0313	$0.0019
Premier Class	12/29/23	$0.0313	$0.0019
Fidelity Freedom Index 2005 Fund
Investor Class	12/29/23	$0.0623	$0.0021
Institutional Premium Class	12/29/23	$0.0631	$0.0021
Premier Class	12/29/23	$0.0639	$0.0021
Fidelity Freedom Index 2010 Fund
Investor Class	12/29/23	$0.0771	$0.0031
Institutional Premium Class	12/29/23	$0.0780	$0.0031
Premier Class	12/29/23	$0.0788	$0.0031
Fidelity Freedom Index 2015 Fund
Investor Class	12/29/23	$0.0991	$0.0044
Institutional Premium Class	12/29/23	$0.1006	$0.0044
Premier Class	12/29/23	$0.1012	$0.0044
Fidelity Freedom Index 2020 Fund
Investor Class	12/29/23	$0.1247	$0.0059
Institutional Premium Class	12/29/23	$0.1264	$0.0059
Premier Class	12/29/23	$0.1274	$0.0059
Fidelity Freedom Index 2025 Fund
Investor Class	12/29/23	$0.1568	$0.0078
Institutional Premium Class	12/29/23	$0.1591	$0.0078
Premier Class	12/29/23	$0.1602	$0.0078
Fidelity Freedom Index 2030 Fund
Investor Class	12/29/23	$0.1781	$0.0092
Institutional Premium Class	12/29/23	$0.1807	$0.0092
Premier Class	12/29/23	$0.1825	$0.0092
Fidelity Freedom Index 2035 Fund
Investor Class	12/29/23	$0.2171	$0.0123
Institutional Premium Class	12/29/23	$0.2200	$0.0123
Premier Class	12/29/23	$0.2215	$0.0123
Fidelity Freedom Index 2040 Fund
Investor Class	12/29/23	$0.2347	$0.0149
Institutional Premium Class	12/29/23	$0.2378	$0.0149
Premier Class	12/29/23	$0.2399	$0.0149
Fidelity Freedom Index 2045 Fund
Investor Class	12/29/23	$0.2494	$0.0163
Institutional Premium Class	12/29/23	$0.2526	$0.0163
Premier Class	12/29/23	$0.2547	$0.0163
Fidelity Freedom Index 2050 Fund
Investor Class	12/29/23	$0.2491	$0.0163
Institutional Premium Class	12/29/23	$0.2529	$0.0163
Premier Class	12/29/23	$0.2550	$0.0163
Fidelity Freedom Index 2055 Fund
Investor Class	12/29/23	$0.2039	$0.0133
Institutional Premium Class	12/29/23	$0.2071	$0.0133
Premier Class	12/29/23	$0.2087	$0.0133
Fidelity Freedom Index 2060 Fund
Investor Class	12/29/23	$0.1721	$0.0113
Institutional Premium Class	12/29/23	$0.1748	$0.0113
Premier Class	12/29/23	$0.1759	$0.0113
Fidelity Freedom Index 2065 Fund
Investor Class	12/29/23	$0.1374	$0.0090
Institutional Premium Class	12/29/23	$0.1396	$0.0090
Premier Class	12/29/23	$0.1407	$0.0090

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on December 14, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	109,107,309,767.05	94.95
Withheld	5,799,378,291.64	5.05
TOTAL	114,906,688,058.69	100.00
Jennifer Toolin McAuliffe
Affirmative	109,175,275,002.33	95.01
Withheld	5,731,413,056.36	4.99
TOTAL	114,906,688,058.69	100.00
Christine J. Thompson
Affirmative	108,987,783,842.76	94.85
Withheld	5,918,904,215.93	5.15
TOTAL	114,906,688,058.69	100.00
Elizabeth S. Acton
Affirmative	108,779,130,187.70	94.67
Withheld	6,127,557,870.99	5.33
TOTAL	114,906,688,058.69	100.00
Laura M. Bishop
Affirmative	109,090,772,959.30	94.94
Withheld	5,815,915,099.39	5.06
TOTAL	114,906,688,058.69	100.00
Ann E. Dunwoody
Affirmative	108,992,925,653.09	94.85
Withheld	5,913,762,405.60	5.15
TOTAL	114,906,688,058.69	100.00
John Engler
Affirmative	107,582,823,815.81	93.63
Withheld	7,323,864,242.88	6.37
TOTAL	114,906,688,058.69	100.00
Robert F. Gartland
Affirmative	108,309,686,614.41	94.26
Withheld	6,597,001,444.28	5.74
TOTAL	114,906,688,058.69	100.00
Robert W. Helm
Affirmative	108,644,546,000.05	94.55
Withheld	6,262,142,058.64	5.45
TOTAL	114,906,688,058.69	100.00
Arthur E. Johnson
Affirmative	108,147,753,320.09	94.12
Withheld	6,758,934,738.60	5.88
TOTAL	114,906,688,058.69	100.00
Michael E. Kenneally
Affirmative	108,653,379,991.15	94.56
Withheld	6,253,308,067.54	5.44
TOTAL	114,906,688,058.69	100.00
Mark A. Murray
Affirmative	108,772,153,970.12	94.66
Withheld	6,134,534,088.57	5.34
TOTAL	114,906,688,058.69	100.00
Carol J. Zierhoffer
Affirmative	109,153,849,069.06	94.99
Withheld	5,752,838,989.63	5.01
TOTAL	114,906,688,058.69	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.899264.114
FRX-ANN-0524
Fidelity® Sustainable Target Date Income Fund
Fidelity® Sustainable Target Date 2010 Fund
Fidelity® Sustainable Target Date 2015 Fund
Fidelity® Sustainable Target Date 2020 Fund
Fidelity® Sustainable Target Date 2025 Fund
Fidelity® Sustainable Target Date 2030 Fund
Fidelity® Sustainable Target Date 2035 Fund
Fidelity® Sustainable Target Date 2040 Fund
Fidelity® Sustainable Target Date 2045 Fund
Fidelity® Sustainable Target Date 2050 Fund
Fidelity® Sustainable Target Date 2055 Fund
Fidelity® Sustainable Target Date 2060 Fund
Fidelity® Sustainable Target Date 2065 Fund

Annual Report
March 31, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Fidelity® Sustainable Target Date Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Sustainable Target Date 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Sustainable Target Date Income Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Sustainable Target Date Income Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Target Date Income Fund, a class of the fund, on May 11, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity® Sustainable Target Date 2010 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Sustainable Target Date 2010 Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Target Date 2010 Fund, a class of the fund, on May 11, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity® Sustainable Target Date 2015 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Sustainable Target Date 2015 Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Target Date 2015 Fund, a class of the fund, on May 11, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity® Sustainable Target Date 2020 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Sustainable Target Date 2020 Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Target Date 2020 Fund, a class of the fund, on May 11, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity® Sustainable Target Date 2025 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Sustainable Target Date 2025 Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Target Date 2025 Fund, a class of the fund, on May 11, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity® Sustainable Target Date 2030 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Sustainable Target Date 2030 Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Target Date 2030 Fund, a class of the fund, on May 11, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity® Sustainable Target Date 2035 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Sustainable Target Date 2035 Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Target Date 2035 Fund, a class of the fund, on May 11, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity® Sustainable Target Date 2040 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Sustainable Target Date 2040 Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Target Date 2040 Fund, a class of the fund, on May 11, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity® Sustainable Target Date 2045 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Sustainable Target Date 2045 Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Target Date 2045 Fund, a class of the fund, on May 11, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity® Sustainable Target Date 2050 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Sustainable Target Date 2050 Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Target Date 2050 Fund, a class of the fund, on May 11, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity® Sustainable Target Date 2055 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Sustainable Target Date 2055 Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Target Date 2055 Fund, a class of the fund, on May 11, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity® Sustainable Target Date 2060 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Sustainable Target Date 2060 Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Target Date 2060 Fund, a class of the fund, on May 11, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity® Sustainable Target Date 2065 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Sustainable Target Date 2065 Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Target Date 2065 Fund, a class of the fund, on May 11, 2023, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending March 31, 2024, easing global monetary policies and a slowing in the pace of inflation contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty. U.S. large-cap stocks led strong performance among asset categories, driven by a narrow set of companies in the information technology and communication services sectors amid exuberance for generative artificial intelligence. Assets gained broadly in the final two months of 2023 and through the first quarter of 2024, as investor sentiment largely shifted to a view that policy interest rates had peaked in some countries after aggressive monetary tightening cycles by the U.S. Federal Reserve and other central banks.
International equities rose 13.45% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index, coming off a 9.78% advance in the final quarter of 2023. By region, Japan (+26%) led the way, whereas Asia Pacific ex Japan (+4%) and emerging markets (+9%) lagged by the widest margins. By sector, tech (+30%), energy and financials (+22% each), were top performers. Conversely, the consumer staples (-4%) and communication services (-3%) sectors lagged most.
U.S. stocks gained 29.35% the past 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. By sector, the communication services (+46%) and information technology (+45%) sectors led, while financials (+34%) and industrials (+30%) also outpaced the broader index. Conversely, utilities (0%) and consumer staples (+8%) lagged most. Growth stocks outpaced value, while larger-caps topped small-caps. Commodities returned 0.56%, according to the Bloomberg Commodity Index Total Return.
U.S. taxable investment-grade bonds gained 1.70% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, as the Federal Reserve slowed the pace of, and eventually paused, interest rate increases. Since March 2022, the Fed has hiked its benchmark interest rate 11 times, by 5.25 percentage points, while allowing up to billions in bonds to mature each month. Short-term U.S. Treasurys (+5.29%), topped investment-grade corporate bonds (+4.15%), while commercial mortgage-backed securities gained 4.42% and agencies rose 3.06%. Outside the Bloomberg index, leveraged loans (+12.85%), U.S. high-yield bonds (+11.06%) and emerging-markets debt (+10.45%) had strong gains, whereas Treasury Inflation-Protected Securities (0.45%) were roughly flat.
Comments from Co-Portfolio Managers Finola McGuire Foley, Bruno Weinberg Crocco, Andrew Dierdorf and Brett Sumsion:
From their inception on May 11, 2023, through March 31, 2024, the fund's share classes (excluding sales charges, if applicable) posted a return ranging from about 5% to roughly 20%. Security selection among the underlying investment portfolios contributed to the Funds' performance versus Composite indexes, whereas active asset allocation detracted. More specifically, an investment in underlying non-U.S. equities added relative value, as Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+15.81%) outperformed its benchmark, the MSCI World ex U.S. ESG Focus Index (+11.62%). An investment in U.S. equities also contributed to the Funds' relative result. Fidelity Series Sustainable U.S. Markets Fund gained 30.02% for the period, topping the 28.29% advance of its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index. In terms of active asset allocation, underweighting U.S. equities held back the Funds' performance relative to Composites, as this asset class outperformed several others in which the Funds invest. Overweight allocations to U.S. long-term Treasury bonds and U.S. long-term Treasury Inflation-Protected Securities also detracted. On a positive note, an underweight allocation to U.S. investment-grade bonds contributed.
Note to shareholders: On January 2, 2024, Brett Sumsion and Andrew Dierdorf assumed co-management responsibilities for the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Sustainable Target Date Income Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable Investment Grade Bond Fund	44.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.9
Fidelity Series Sustainable U.S. Market Fund	8.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	7.7
Fidelity Series Treasury Bill Index Fund	6.0
Fidelity Series Sustainable Emerging Markets Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.8
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date Income Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 8.2%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $73,063)	6,965	89,367

International Equity Funds - 12.7%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	5,102	54,645
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	7,291	83,412
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $124,250)		138,057

Bond Funds - 73.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	23,818	227,463
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,074	8,163
Fidelity Series International Developed Markets Bond Index Fund (a)	4,978	43,455
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,300	29,837
Fidelity Series Sustainable Investment Grade Bond Fund (a)	50,163	485,573
TOTAL BOND FUNDS (Cost $806,718)		794,491

Short-Term Funds - 6.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $65,414)	6,581	65,353

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,069,445)	1,087,268
NET OTHER ASSETS (LIABILITIES) - 0.0%	(334)
NET ASSETS - 100.0%	1,086,934

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	249,240	22,437	5,570	(95)	755	227,463
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	23,697	14,967	610	(662)	95	8,163
Fidelity Series International Developed Markets Bond Index Fund	-	54,452	11,660	1,262	99	564	43,455
Fidelity Series Long-Term Treasury Bond Index Fund	-	53,962	20,574	1,205	(1,820)	(1,731)	29,837
Fidelity Series Sustainable Emerging Markets Fund	-	56,459	4,520	545	(103)	2,809	54,645
Fidelity Series Sustainable Investment Grade Bond Fund	-	513,776	15,898	15,995	(396)	(11,909)	485,573
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	108,024	37,563	1,170	1,954	10,997	83,412
Fidelity Series Sustainable U.S. Market Fund	-	107,236	37,353	1,075	3,180	16,304	89,367
Fidelity Series Treasury Bill Index Fund	-	159,713	94,245	5,642	(54)	(61)	65,353
	-	1,326,559	259,217	33,074	2,103	17,823	1,087,268

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	89,367	89,367	-	-

International Equity Funds	138,057	138,057	-	-

Bond Funds	794,491	794,491	-	-

Short-Term Funds	65,353	65,353	-	-
Total Investments in Securities:	1,087,268	1,087,268	-	-
Fidelity® Sustainable Target Date Income Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,069,445)	$1,087,268

Total Investment in Securities (cost $1,069,445)		$1,087,268
Cash		140
Receivable for investments sold		19,066
Receivable for fund shares sold		150
Total assets		1,106,624
Liabilities
Payable for investments purchased	$19,211
Payable for fund shares redeemed	7
Accrued management fee	311
Distribution and service plan fees payable	149
Other payables and accrued expenses	12
Total liabilities		19,690
Net Assets		$1,086,934
Net Assets consist of:
Paid in capital		$1,065,055
Total accumulated earnings (loss)		21,879
Net Assets		$1,086,934

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($102,088 ÷ 10,000 shares)(a)		$10.21
Maximum offering price per share (100/94.25 of $10.21)		$10.83
Class M :
Net Asset Value and redemption price per share ($102,067 ÷ 10,000 shares)(a)		$10.21
Maximum offering price per share (100/96.50 of $10.21)		$10.58
Class C :
Net Asset Value and offering price per share ($101,993 ÷ 10,000 shares)(a)		$10.20
Fidelity Sustainable Target Date Income Fund :
Net Asset Value, offering price and redemption price per share ($231,877 ÷ 22,710 shares)		$10.21
Class K :
Net Asset Value, offering price and redemption price per share ($104,974 ÷ 10,278 shares)		$10.21
Class K6 :
Net Asset Value, offering price and redemption price per share ($137,562 ÷ 13,469 shares)		$10.21
Class I :
Net Asset Value, offering price and redemption price per share ($102,110 ÷ 10,000 shares)		$10.21
Class Z :
Net Asset Value, offering price and redemption price per share ($102,121 ÷ 10,000 shares)		$10.21
Class Z6 :
Net Asset Value, offering price and redemption price per share ($102,142 ÷ 10,000 shares)		$10.21
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		For the period May 11, 2023 (commencement of operations) through March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$32,887
Income from Fidelity Central Funds		140
Total income		33,027
Expenses
Management fee	$3,152
Distribution and service plan fees	1,541
Independent trustees' fees and expenses	3
Miscellaneous	25
Total expenses before reductions	4,721
Expense reductions	(2)
Total expenses after reductions		4,719
Net Investment income (loss)		28,308
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,103
Capital gain distributions from underlying funds:
Affiliated issuers	187
Total net realized gain (loss)		2,290
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	17,823
Total change in net unrealized appreciation (depreciation)		17,823
Net gain (loss)		20,113
Net increase (decrease) in net assets resulting from operations		$48,421
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,308
Net realized gain (loss)	2,290
Change in net unrealized appreciation (depreciation)	17,823
Net increase (decrease) in net assets resulting from operations	48,421
Distributions to shareholders	(26,542)

Share transactions - net increase (decrease)	1,065,055
Total increase (decrease) in net assets	1,086,934

Net Assets
Beginning of period	-
End of period	$1,086,934

Financial Highlights
Fidelity Advisor® Sustainable Target Date Income Fund Class A

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27
Net realized and unrealized gain (loss)	.19
Total from investment operations	.46
Distributions from net investment income	(.24)
Distributions from net realized gain	(.01)
Total distributions	(.25)
Net asset value, end of period	$10.21
Total Return D,E,F	4.66%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66% I
Expenses net of fee waivers, if any	.66 % I
Expenses net of all reductions	.66% I
Net investment income (loss)	3.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rate J	29 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date Income Fund Class M

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24
Net realized and unrealized gain (loss)	.20
Total from investment operations	.44
Distributions from net investment income	(.22)
Distributions from net realized gain	(.01)
Total distributions	(.23)
Net asset value, end of period	$10.21
Total Return D,E,F	4.45%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.91% I
Expenses net of fee waivers, if any	.91 % I
Expenses net of all reductions	.91% I
Net investment income (loss)	2.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rate J	29 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date Income Fund Class C

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20
Net realized and unrealized gain (loss)	.19
Total from investment operations	.39
Distributions from net investment income	(.18)
Distributions from net realized gain	(.01)
Total distributions	(.19)
Net asset value, end of period	$10.20
Total Return D,E,F	3.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.41% I
Expenses net of fee waivers, if any	1.41 % I
Expenses net of all reductions	1.41% I
Net investment income (loss)	2.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rate J	29 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date Income Fund

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29
Net realized and unrealized gain (loss)	.19
Total from investment operations	.48
Distributions from net investment income	(.26)
Distributions from net realized gain	(.01)
Total distributions	(.27)
Net asset value, end of period	$10.21
Total Return D,E	4.88%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.41% H
Expenses net of fee waivers, if any	.41 % H
Expenses net of all reductions	.41% H
Net investment income (loss)	3.26% H
Supplemental Data
Net assets, end of period (000 omitted)	$232
Portfolio turnover rate I	29 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date Income Fund Class K

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30
Net realized and unrealized gain (loss)	.19
Total from investment operations	.49
Distributions from net investment income	(.27)
Distributions from net realized gain	(.01)
Total distributions	(.28)
Net asset value, end of period	$10.21
Total Return D,E	4.94%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.31% H
Expenses net of fee waivers, if any	.31 % H
Expenses net of all reductions	.31% H
Net investment income (loss)	3.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$105
Portfolio turnover rate I	29 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date Income Fund Class K6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30
Net realized and unrealized gain (loss)	.20
Total from investment operations	.50
Distributions from net investment income	(.28)
Distributions from net realized gain	(.01)
Total distributions	(.29)
Net asset value, end of period	$10.21
Total Return D,E	5.03%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21% H
Expenses net of fee waivers, if any	.21 % H
Expenses net of all reductions	.21% H
Net investment income (loss)	3.46% H
Supplemental Data
Net assets, end of period (000 omitted)	$138
Portfolio turnover rate I	29 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date Income Fund Class I

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29
Net realized and unrealized gain (loss)	.19
Total from investment operations	.48
Distributions from net investment income	(.26)
Distributions from net realized gain	(.01)
Total distributions	(.27)
Net asset value, end of period	$10.21
Total Return D,E	4.87%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.41% H
Expenses net of fee waivers, if any	.41 % H
Expenses net of all reductions	.41% H
Net investment income (loss)	3.26% H
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rate I	29 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date Income Fund Class Z

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30
Net realized and unrealized gain (loss)	.19
Total from investment operations	.49
Distributions from net investment income	(.27)
Distributions from net realized gain	(.01)
Total distributions	(.28)
Net asset value, end of period	$10.21
Total Return D,E	4.95%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.31% H
Expenses net of fee waivers, if any	.31 % H
Expenses net of all reductions	.31% H
Net investment income (loss)	3.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rate I	29 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date Income Fund Class Z6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30
Net realized and unrealized gain (loss)	.19
Total from investment operations	.49
Distributions from net investment income	(.28)
Distributions from net realized gain	(.01)
Total distributions	(.28) D
Net asset value, end of period	$10.21
Total Return E,F	5.02%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I
Expenses net of fee waivers, if any	.21 % I
Expenses net of all reductions	.21% I
Net investment income (loss)	3.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rate J	29 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2010 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable Investment Grade Bond Fund	41.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.9
Fidelity Series Sustainable U.S. Market Fund	13.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	9.9
Fidelity Series Sustainable Emerging Markets Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Treasury Bill Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2010 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 13.0%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $108,543)	10,667	136,861

International Equity Funds - 15.8%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	5,798	62,100
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	9,167	104,870
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $149,845)		166,970

Bond Funds - 67.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	17,529	167,398
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,301	32,688
Fidelity Series International Developed Markets Bond Index Fund (a)	4,822	42,098
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,529	31,131
Fidelity Series Sustainable Investment Grade Bond Fund (a)	45,113	436,696
TOTAL BOND FUNDS (Cost $722,767)		710,011

Short-Term Funds - 3.8%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $40,069)	4,031	40,031

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,021,224)	1,053,873
NET OTHER ASSETS (LIABILITIES) - 0.0%	(332)
NET ASSETS - 100.0%	1,053,541

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	185,539	18,634	4,162	(105)	598	167,398
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	52,058	17,130	1,478	(782)	(1,458)	32,688
Fidelity Series International Developed Markets Bond Index Fund	-	53,446	11,972	1,242	70	554	42,098
Fidelity Series Long-Term Treasury Bond Index Fund	-	55,596	20,714	1,269	(1,867)	(1,884)	31,131
Fidelity Series Sustainable Emerging Markets Fund	-	63,829	5,139	748	(40)	3,450	62,100
Fidelity Series Sustainable Investment Grade Bond Fund	-	465,963	18,290	14,407	(411)	(10,566)	436,696
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	132,953	44,340	1,469	2,582	13,675	104,870
Fidelity Series Sustainable U.S. Market Fund	-	157,092	53,112	1,755	4,563	28,318	136,861
Fidelity Series Treasury Bill Index Fund	-	130,044	89,923	4,428	(52)	(38)	40,031
	-	1,296,520	279,254	30,958	3,958	32,649	1,053,873

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	136,861	136,861	-	-

International Equity Funds	166,970	166,970	-	-

Bond Funds	710,011	710,011	-	-

Short-Term Funds	40,031	40,031	-	-
Total Investments in Securities:	1,053,873	1,053,873	-	-
Fidelity® Sustainable Target Date 2010 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,021,224)	$1,053,873

Total Investment in Securities (cost $1,021,224)		$1,053,873
Cash		141
Receivable for investments sold		21,169
Receivable for fund shares sold		100
Total assets		1,075,283
Liabilities
Payable for investments purchased	$21,269
Accrued management fee	306
Distribution and service plan fees payable	151
Other payables and accrued expenses	16
Total liabilities		21,742
Net Assets		$1,053,541
Net Assets consist of:
Paid in capital		$1,013,360
Total accumulated earnings (loss)		40,181
Net Assets		$1,053,541

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($103,946 ÷ 10,000 shares)(a)		$10.39
Maximum offering price per share (100/94.25 of $10.39)		$11.02
Class M :
Net Asset Value and redemption price per share ($103,875 ÷ 10,000 shares)(a)		$10.39
Maximum offering price per share (100/96.50 of $10.39)		$10.77
Class C :
Net Asset Value and offering price per share ($103,733 ÷ 10,000 shares)(a)		$10.37
Fidelity Sustainable Target Date 2010 Fund :
Net Asset Value, offering price and redemption price per share ($213,558 ÷ 20,531 shares)		$10.40
Class K :
Net Asset Value, offering price and redemption price per share ($106,497 ÷ 10,235 shares)		$10.41
Class K6 :
Net Asset Value, offering price and redemption price per share ($106,592 ÷ 10,241 shares)		$10.41
Class I :
Net Asset Value, offering price and redemption price per share ($107,206 ÷ 10,307 shares)		$10.40
Class Z :
Net Asset Value, offering price and redemption price per share ($104,051 ÷ 10,000 shares)		$10.41
Class Z6 :
Net Asset Value, offering price and redemption price per share ($104,083 ÷ 10,000 shares)		$10.41
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		For the period May 11, 2023 (commencement of operations) through March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$30,667
Income from Fidelity Central Funds		140
Total income		30,807
Expenses
Management fee	$3,132
Distribution and service plan fees	1,555
Independent trustees' fees and expenses	3
Miscellaneous	22
Total expenses before reductions	4,712
Expense reductions	(2)
Total expenses after reductions		4,710
Net Investment income (loss)		26,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	3,958
Capital gain distributions from underlying funds:
Affiliated issuers	291
Total net realized gain (loss)		4,249
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	32,649
Total change in net unrealized appreciation (depreciation)		32,649
Net gain (loss)		36,898
Net increase (decrease) in net assets resulting from operations		$62,995
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,097
Net realized gain (loss)	4,249
Change in net unrealized appreciation (depreciation)	32,649
Net increase (decrease) in net assets resulting from operations	62,995
Distributions to shareholders	(22,814)

Share transactions - net increase (decrease)	1,013,360
Total increase (decrease) in net assets	1,053,541

Net Assets
Beginning of period	-
End of period	$1,053,541

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2010 Fund Class A

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25
Net realized and unrealized gain (loss)	.36
Total from investment operations	.61
Distributions from net investment income	(.21)
Distributions from net realized gain	(.01)
Total distributions	(.22)
Net asset value, end of period	$10.39
Total Return D,E,F	6.12%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66% I
Expenses net of fee waivers, if any	.66 % I
Expenses net of all reductions	.66% I
Net investment income (loss)	2.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rate J	31 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2010 Fund Class M

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23
Net realized and unrealized gain (loss)	.36
Total from investment operations	.59
Distributions from net investment income	(.19)
Distributions from net realized gain	(.01)
Total distributions	(.20)
Net asset value, end of period	$10.39
Total Return D,E,F	5.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.91% I
Expenses net of fee waivers, if any	.91 % I
Expenses net of all reductions	.91% I
Net investment income (loss)	2.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rate J	31 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2010 Fund Class C

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18
Net realized and unrealized gain (loss)	.36
Total from investment operations	.54
Distributions from net investment income	(.16)
Distributions from net realized gain	(.01)
Total distributions	(.17)
Net asset value, end of period	$10.37
Total Return D,E,F	5.43%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.41% I
Expenses net of fee waivers, if any	1.41 % I
Expenses net of all reductions	1.41% I
Net investment income (loss)	2.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rate J	31 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2010 Fund

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27
Net realized and unrealized gain (loss)	.37
Total from investment operations	.64
Distributions from net investment income	(.22)
Distributions from net realized gain	(.01)
Total distributions	(.24) D
Net asset value, end of period	$10.40
Total Return E,F	6.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I
Expenses net of fee waivers, if any	.41 % I
Expenses net of all reductions	.41% I
Net investment income (loss)	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$214
Portfolio turnover rate J	31 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2010 Fund Class K

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28
Net realized and unrealized gain (loss)	.37
Total from investment operations	.65
Distributions from net investment income	(.23)
Distributions from net realized gain	(.01)
Total distributions	(.24)
Net asset value, end of period	$10.41
Total Return D,E	6.55%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.31% H
Expenses net of fee waivers, if any	.31 % H
Expenses net of all reductions	.31% H
Net investment income (loss)	3.13% H
Supplemental Data
Net assets, end of period (000 omitted)	$106
Portfolio turnover rate I	31 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2010 Fund Class K6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29
Net realized and unrealized gain (loss)	.37
Total from investment operations	.66
Distributions from net investment income	(.23)
Distributions from net realized gain	(.01)
Total distributions	(.25) D
Net asset value, end of period	$10.41
Total Return E,F	6.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I
Expenses net of fee waivers, if any	.21 % I
Expenses net of all reductions	.21% I
Net investment income (loss)	3.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rate J	31 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2010 Fund Class I

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27
Net realized and unrealized gain (loss)	.37
Total from investment operations	.64
Distributions from net investment income	(.22)
Distributions from net realized gain	(.01)
Total distributions	(.24) D
Net asset value, end of period	$10.40
Total Return E,F	6.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I
Expenses net of fee waivers, if any	.41 % I
Expenses net of all reductions	.41% I
Net investment income (loss)	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rate J	31 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2010 Fund Class Z

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28
Net realized and unrealized gain (loss)	.37
Total from investment operations	.65
Distributions from net investment income	(.23)
Distributions from net realized gain	(.01)
Total distributions	(.24)
Net asset value, end of period	$10.41
Total Return D,E	6.55%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.31% H
Expenses net of fee waivers, if any	.31 % H
Expenses net of all reductions	.31% H
Net investment income (loss)	3.13% H
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rate I	31 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2010 Fund Class Z6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29
Net realized and unrealized gain (loss)	.37
Total from investment operations	.66
Distributions from net investment income	(.23)
Distributions from net realized gain	(.01)
Total distributions	(.25) D
Net asset value, end of period	$10.41
Total Return E,F	6.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I
Expenses net of fee waivers, if any	.21 % I
Expenses net of all reductions	.21% I
Net investment income (loss)	3.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$104
Portfolio turnover rate J	31 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2015 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable Investment Grade Bond Fund	37.9
Fidelity Series Sustainable U.S. Market Fund	18.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	6.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Treasury Bill Index Fund	0.9
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2015 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 18.5%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $162,419)	16,071	206,185

International Equity Funds - 19.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	7,174	76,832
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	12,264	140,303
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $194,591)		217,135

Bond Funds - 61.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	12,031	114,895
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	8,368	63,600
Fidelity Series International Developed Markets Bond Index Fund (a)	5,094	44,470
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,318	35,569
Fidelity Series Sustainable Investment Grade Bond Fund (a)	43,548	421,547
TOTAL BOND FUNDS (Cost $693,985)		680,081

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $10,468)	1,053	10,459

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,061,463)	1,113,860
NET OTHER ASSETS (LIABILITIES) - 0.0%	(365)
NET ASSETS - 100.0%	1,113,495

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	133,178	18,614	2,871	(95)	426	114,895
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	82,646	15,174	2,437	(710)	(3,162)	63,600
Fidelity Series International Developed Markets Bond Index Fund	-	55,476	11,660	1,282	55	599	44,470
Fidelity Series Long-Term Treasury Bond Index Fund	-	60,450	20,847	1,384	(1,887)	(2,147)	35,569
Fidelity Series Sustainable Emerging Markets Fund	-	77,500	4,892	1,002	(132)	4,356	76,832
Fidelity Series Sustainable Investment Grade Bond Fund	-	448,450	16,843	13,387	(441)	(9,619)	421,547
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	165,236	45,716	1,869	2,596	18,187	140,303
Fidelity Series Sustainable U.S. Market Fund	-	219,431	62,016	2,617	5,004	43,766	206,185
Fidelity Series Treasury Bill Index Fund	-	100,841	90,320	3,151	(53)	(9)	10,459
	-	1,343,208	286,082	30,000	4,337	52,397	1,113,860

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	206,185	206,185	-	-

International Equity Funds	217,135	217,135	-	-

Bond Funds	680,081	680,081	-	-

Short-Term Funds	10,459	10,459	-	-
Total Investments in Securities:	1,113,860	1,113,860	-	-
Fidelity® Sustainable Target Date 2015 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,061,463)	$1,113,860

Total Investment in Securities (cost $1,061,463)		$1,113,860
Cash		140
Receivable for investments sold		22,448
Total assets		1,136,448
Liabilities
Payable for investments purchased	$22,448
Accrued management fee	334
Distribution and service plan fees payable	153
Other payables and accrued expenses	18
Total liabilities		22,953
Net Assets		$1,113,495
Net Assets consist of:
Paid in capital		$1,053,552
Total accumulated earnings (loss)		59,943
Net Assets		$1,113,495

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($105,725 ÷ 10,000 shares)(a)		$10.57
Maximum offering price per share (100/94.25 of $10.57)		$11.21
Class M :
Net Asset Value and redemption price per share ($105,651 ÷ 10,000 shares)(a)		$10.57
Maximum offering price per share (100/96.50 of $10.57)		$10.95
Class C :
Net Asset Value and offering price per share ($105,494 ÷ 10,000 shares)(a)		$10.55
Fidelity Sustainable Target Date 2015 Fund :
Net Asset Value, offering price and redemption price per share ($262,790 ÷ 24,845 shares)		$10.58
Class K :
Net Asset Value, offering price and redemption price per share ($108,124 ÷ 10,216 shares)		$10.58
Class K6 :
Net Asset Value, offering price and redemption price per share ($108,220 ÷ 10,223 shares)		$10.59
Class I :
Net Asset Value, offering price and redemption price per share ($105,800 ÷ 10,000 shares)		$10.58
Class Z :
Net Asset Value, offering price and redemption price per share ($105,834 ÷ 10,000 shares)		$10.58
Class Z6 :
Net Asset Value, offering price and redemption price per share ($105,857 ÷ 10,000 shares)		$10.59
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		For the period May 11, 2023 (commencement of operations) through March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$29,566
Income from Fidelity Central Funds		140
Total income		29,706
Expenses
Management fee	$3,352
Distribution and service plan fees	1,566
Independent trustees' fees and expenses	3
Miscellaneous	22
Total expenses before reductions	4,943
Expense reductions	(2)
Total expenses after reductions		4,941
Net Investment income (loss)		24,765
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	4,337
Capital gain distributions from underlying funds:
Affiliated issuers	434
Total net realized gain (loss)		4,771
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	52,397
Total change in net unrealized appreciation (depreciation)		52,397
Net gain (loss)		57,168
Net increase (decrease) in net assets resulting from operations		$81,933
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,765
Net realized gain (loss)	4,771
Change in net unrealized appreciation (depreciation)	52,397
Net increase (decrease) in net assets resulting from operations	81,933
Distributions to shareholders	(21,990)

Share transactions - net increase (decrease)	1,053,552
Total increase (decrease) in net assets	1,113,495

Net Assets
Beginning of period	-
End of period	$1,113,495

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2015 Fund Class A

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23
Net realized and unrealized gain (loss)	.54
Total from investment operations	.77
Distributions from net investment income	(.19)
Distributions from net realized gain	(.01)
Total distributions	(.20)
Net asset value, end of period	$10.57
Total Return D,E,F	7.76%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.67% I
Expenses net of fee waivers, if any	.67 % I
Expenses net of all reductions	.67% I
Net investment income (loss)	2.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$106
Portfolio turnover rate J	31 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2015 Fund Class M

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20
Net realized and unrealized gain (loss)	.56
Total from investment operations	.76
Distributions from net investment income	(.17)
Distributions from net realized gain	(.01)
Total distributions	(.19) D
Net asset value, end of period	$10.57
Total Return E,F,G	7.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.92% J
Expenses net of fee waivers, if any	.92 % J
Expenses net of all reductions	.92% J
Net investment income (loss)	2.28% J
Supplemental Data
Net assets, end of period (000 omitted)	$106
Portfolio turnover rate K	31 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2015 Fund Class C

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16
Net realized and unrealized gain (loss)	.55
Total from investment operations	.71
Distributions from net investment income	(.14)
Distributions from net realized gain	(.01)
Total distributions	(.16) D
Net asset value, end of period	$10.55
Total Return E,F,G	7.08%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.42% J
Expenses net of fee waivers, if any	1.42 % J
Expenses net of all reductions	1.42% J
Net investment income (loss)	1.79% J
Supplemental Data
Net assets, end of period (000 omitted)	$105
Portfolio turnover rate K	31 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2015 Fund

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25
Net realized and unrealized gain (loss)	.55
Total from investment operations	.80
Distributions from net investment income	(.21)
Distributions from net realized gain	(.01)
Total distributions	(.22)
Net asset value, end of period	$10.58
Total Return D,E	8.05%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.42% H
Expenses net of fee waivers, if any	.42 % H
Expenses net of all reductions	.42% H
Net investment income (loss)	2.78% H
Supplemental Data
Net assets, end of period (000 omitted)	$263
Portfolio turnover rate I	31 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2015 Fund Class K

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26
Net realized and unrealized gain (loss)	.54
Total from investment operations	.80
Distributions from net investment income	(.21)
Distributions from net realized gain	(.01)
Total distributions	(.22)
Net asset value, end of period	$10.58
Total Return D,E	8.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.32% H
Expenses net of fee waivers, if any	.32 % H
Expenses net of all reductions	.32% H
Net investment income (loss)	2.89% H
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rate I	31 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2015 Fund Class K6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27
Net realized and unrealized gain (loss)	.55
Total from investment operations	.82
Distributions from net investment income	(.22)
Distributions from net realized gain	(.01)
Total distributions	(.23)
Net asset value, end of period	$10.59
Total Return D,E	8.26%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.22% H
Expenses net of fee waivers, if any	.22 % H
Expenses net of all reductions	.22% H
Net investment income (loss)	2.99% H
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rate I	31 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2015 Fund Class I

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25
Net realized and unrealized gain (loss)	.55
Total from investment operations	.80
Distributions from net investment income	(.21)
Distributions from net realized gain	(.01)
Total distributions	(.22)
Net asset value, end of period	$10.58
Total Return D,E	8.03%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.42% H
Expenses net of fee waivers, if any	.42 % H
Expenses net of all reductions	.42% H
Net investment income (loss)	2.79% H
Supplemental Data
Net assets, end of period (000 omitted)	$106
Portfolio turnover rate I	31 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2015 Fund Class Z

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26
Net realized and unrealized gain (loss)	.54
Total from investment operations	.80
Distributions from net investment income	(.21)
Distributions from net realized gain	(.01)
Total distributions	(.22)
Net asset value, end of period	$10.58
Total Return D,E	8.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.32% H
Expenses net of fee waivers, if any	.32 % H
Expenses net of all reductions	.32% H
Net investment income (loss)	2.89% H
Supplemental Data
Net assets, end of period (000 omitted)	$106
Portfolio turnover rate I	31 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2015 Fund Class Z6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27
Net realized and unrealized gain (loss)	.55
Total from investment operations	.82
Distributions from net investment income	(.22)
Distributions from net realized gain	(.01)
Total distributions	(.23)
Net asset value, end of period	$10.59
Total Return D,E	8.26%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.22% H
Expenses net of fee waivers, if any	.22 % H
Expenses net of all reductions	.22% H
Net investment income (loss)	2.99% H
Supplemental Data
Net assets, end of period (000 omitted)	$106
Portfolio turnover rate I	31 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2020 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable Investment Grade Bond Fund	33.0
Fidelity Series Sustainable U.S. Market Fund	24.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.3
Fidelity Series Sustainable Emerging Markets Fund	7.9
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.1
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2020 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 24.0%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $352,977)	33,491	429,693

International Equity Funds - 23.2%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	13,252	141,932
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	24,049	275,122
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $379,486)		417,054

Bond Funds - 52.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	6,984	66,695
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	19,578	148,795
Fidelity Series International Developed Markets Bond Index Fund (a)	8,199	71,575
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,727	66,021
Fidelity Series Sustainable Investment Grade Bond Fund (a)	61,230	592,706
TOTAL BOND FUNDS (Cost $959,279)		945,792

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $1,073)	108	1,073

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,692,815)	1,793,612
NET OTHER ASSETS (LIABILITIES) - 0.0%	(581)
NET ASSETS - 100.0%	1,793,031

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	95,395	28,833	1,954	(226)	359	66,695
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	173,078	18,576	4,492	(904)	(4,803)	148,795
Fidelity Series International Developed Markets Bond Index Fund	-	85,615	15,139	1,666	70	1,029	71,575
Fidelity Series Long-Term Treasury Bond Index Fund	-	93,344	23,383	1,790	(1,976)	(1,964)	66,021
Fidelity Series Sustainable Emerging Markets Fund	-	141,051	5,197	1,662	(198)	6,276	141,932
Fidelity Series Sustainable Investment Grade Bond Fund	-	623,401	22,031	14,628	(557)	(8,107)	592,706
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	301,215	59,400	3,000	2,016	31,291	275,122
Fidelity Series Sustainable U.S. Market Fund	-	434,729	84,816	4,778	3,064	76,716	429,693
Fidelity Series Treasury Bill Index Fund	-	83,006	81,893	2,075	(40)	-	1,073
	-	2,030,834	339,268	36,045	1,249	100,797	1,793,612

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	429,693	429,693	-	-

International Equity Funds	417,054	417,054	-	-

Bond Funds	945,792	945,792	-	-

Short-Term Funds	1,073	1,073	-	-
Total Investments in Securities:	1,793,612	1,793,612	-	-
Fidelity® Sustainable Target Date 2020 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,692,815)	$1,793,612

Total Investment in Securities (cost $1,692,815)		$1,793,612
Cash		140
Receivable for investments sold		23,774
Total assets		1,817,526
Liabilities
Payable for investments purchased	$23,769
Accrued management fee	543
Distribution and service plan fees payable	165
Other payables and accrued expenses	18
Total liabilities		24,495
Net Assets		$1,793,031
Net Assets consist of:
Paid in capital		$1,686,486
Total accumulated earnings (loss)		106,545
Net Assets		$1,793,031

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($152,283 ÷ 14,152 shares)(a)		$10.76
Maximum offering price per share (100/94.25 of $10.76)		$11.42
Class M :
Net Asset Value and redemption price per share ($107,600 ÷ 10,000 shares)(a)		$10.76
Maximum offering price per share (100/96.50 of $10.76)		$11.15
Class C :
Net Asset Value and offering price per share ($107,447 ÷ 10,000 shares)(a)		$10.74
Fidelity Sustainable Target Date 2020 Fund :
Net Asset Value, offering price and redemption price per share ($594,399 ÷ 55,221 shares)		$10.76
Class K :
Net Asset Value, offering price and redemption price per share ($109,732 ÷ 10,180 shares)		$10.78
Class K6 :
Net Asset Value, offering price and redemption price per share ($376,375 ÷ 34,911 shares)		$10.78
Class I :
Net Asset Value, offering price and redemption price per share ($129,593 ÷ 12,029 shares)		$10.77
Class Z :
Net Asset Value, offering price and redemption price per share ($107,789 ÷ 10,000 shares)		$10.78
Class Z6 :
Net Asset Value, offering price and redemption price per share ($107,813 ÷ 10,000 shares)		$10.78
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		For the period May 11, 2023 (commencement of operations) through March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$35,182
Income from Fidelity Central Funds		140
Total income		35,322
Expenses
Management fee	$4,429
Distribution and service plan fees	1,635
Independent trustees' fees and expenses	3
Miscellaneous	23
Total expenses before reductions	6,090
Expense reductions	(2)
Total expenses after reductions		6,088
Net Investment income (loss)		29,234
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,249
Capital gain distributions from underlying funds:
Affiliated issuers	863
Total net realized gain (loss)		2,112
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	100,797
Total change in net unrealized appreciation (depreciation)		100,797
Net gain (loss)		102,909
Net increase (decrease) in net assets resulting from operations		$132,143
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,234
Net realized gain (loss)	2,112
Change in net unrealized appreciation (depreciation)	100,797
Net increase (decrease) in net assets resulting from operations	132,143
Distributions to shareholders	(25,598)

Share transactions - net increase (decrease)	1,686,486
Total increase (decrease) in net assets	1,793,031

Net Assets
Beginning of period	-
End of period	$1,793,031

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2020 Fund Class A

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22
Net realized and unrealized gain (loss)	.71
Total from investment operations	.93
Distributions from net investment income	(.17)
Distributions from net realized gain	(.01)
Total distributions	(.17) D
Net asset value, end of period	$10.76
Total Return E,F,G	9.39%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.70% J,K
Expenses net of fee waivers, if any	.70 % J,K
Expenses net of all reductions	.69% J,K
Net investment income (loss)	2.42% J
Supplemental Data
Net assets, end of period (000 omitted)	$152
Portfolio turnover rate L	29 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2020 Fund Class M

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20
Net realized and unrealized gain (loss)	.71
Total from investment operations	.91
Distributions from net investment income	(.14)
Distributions from net realized gain	(.01)
Total distributions	(.15)
Net asset value, end of period	$10.76
Total Return D,E,F	9.15%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.94% I
Expenses net of fee waivers, if any	.94 % I
Expenses net of all reductions	.94% I
Net investment income (loss)	2.17% I
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rate J	29 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2020 Fund Class C

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15
Net realized and unrealized gain (loss)	.71
Total from investment operations	.86
Distributions from net investment income	(.11)
Distributions from net realized gain	(.01)
Total distributions	(.12)
Net asset value, end of period	$10.74
Total Return D,E,F	8.62%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.44% I
Expenses net of fee waivers, if any	1.44 % I
Expenses net of all reductions	1.44% I
Net investment income (loss)	1.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rate J	29 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2020 Fund

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24
Net realized and unrealized gain (loss)	.71
Total from investment operations	.95
Distributions from net investment income	(.19)
Distributions from net realized gain	(.01)
Total distributions	(.19) D
Net asset value, end of period	$10.76
Total Return E,F	9.59%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I,J
Expenses net of fee waivers, if any	.45 % I,J
Expenses net of all reductions	.45% I,J
Net investment income (loss)	2.67% J
Supplemental Data
Net assets, end of period (000 omitted)	$594
Portfolio turnover rate K	29 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2020 Fund Class K

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25
Net realized and unrealized gain (loss)	.72
Total from investment operations	.97
Distributions from net investment income	(.18)
Distributions from net realized gain	(.01)
Total distributions	(.19)
Net asset value, end of period	$10.78
Total Return D,E	9.74%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.34% H
Expenses net of fee waivers, if any	.34 % H
Expenses net of all reductions	.34% H
Net investment income (loss)	2.77% H
Supplemental Data
Net assets, end of period (000 omitted)	$110
Portfolio turnover rate I	29 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2020 Fund Class K6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26
Net realized and unrealized gain (loss)	.72
Total from investment operations	.98
Distributions from net investment income	(.19)
Distributions from net realized gain	(.01)
Total distributions	(.20)
Net asset value, end of period	$10.78
Total Return D,E	9.82%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.24% H
Expenses net of fee waivers, if any	.24 % H
Expenses net of all reductions	.24% H
Net investment income (loss)	2.87% H
Supplemental Data
Net assets, end of period (000 omitted)	$376
Portfolio turnover rate I	29 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2020 Fund Class I

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24
Net realized and unrealized gain (loss)	.72
Total from investment operations	.96
Distributions from net investment income	(.18)
Distributions from net realized gain	(.01)
Total distributions	(.19)
Net asset value, end of period	$10.77
Total Return D,E	9.60%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.44% H
Expenses net of fee waivers, if any	.44 % H
Expenses net of all reductions	.44% H
Net investment income (loss)	2.67% H
Supplemental Data
Net assets, end of period (000 omitted)	$130
Portfolio turnover rate I	29 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2020 Fund Class Z

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25
Net realized and unrealized gain (loss)	.72
Total from investment operations	.97
Distributions from net investment income	(.18)
Distributions from net realized gain	(.01)
Total distributions	(.19)
Net asset value, end of period	$10.78
Total Return D,E	9.74%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.34% H
Expenses net of fee waivers, if any	.34 % H
Expenses net of all reductions	.34% H
Net investment income (loss)	2.77% H
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rate I	29 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2020 Fund Class Z6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26
Net realized and unrealized gain (loss)	.72
Total from investment operations	.98
Distributions from net investment income	(.19)
Distributions from net realized gain	(.01)
Total distributions	(.20)
Net asset value, end of period	$10.78
Total Return D,E	9.82%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.24% H
Expenses net of fee waivers, if any	.24 % H
Expenses net of all reductions	.24% H
Net investment income (loss)	2.87% H
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rate I	29 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2025 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	28.4
Fidelity Series Sustainable Investment Grade Bond Fund	25.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	17.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.2
Fidelity Series Sustainable Emerging Markets Fund	8.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	3.9
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2025 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 28.4%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $412,659)	38,915	499,275

International Equity Funds - 26.6%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	14,187	151,948
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	27,451	314,037
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $425,803)		465,985

Bond Funds - 45.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	23,476	178,419
Fidelity Series International Developed Markets Bond Index Fund (a)	7,899	68,958
Fidelity Series Long-Term Treasury Bond Index Fund (a)	17,004	95,734
Fidelity Series Sustainable Investment Grade Bond Fund (a)	46,127	446,506
TOTAL BOND FUNDS (Cost $804,646)		789,617

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,643,108)	1,754,877
NET OTHER ASSETS (LIABILITIES) - 0.0%	(556)
NET ASSETS - 100.0%	1,754,321

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	41,270	41,202	733	(68)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	245,370	58,203	4,367	(3,617)	(5,131)	178,419
Fidelity Series International Developed Markets Bond Index Fund	-	105,607	37,209	1,532	(485)	1,045	68,958
Fidelity Series Long-Term Treasury Bond Index Fund	-	136,702	32,892	2,092	(3,769)	(4,307)	95,734
Fidelity Series Sustainable Emerging Markets Fund	-	185,052	37,501	1,703	(2,111)	6,508	151,948
Fidelity Series Sustainable Investment Grade Bond Fund	-	598,809	138,928	12,979	(6,741)	(6,634)	446,506
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	416,506	131,103	3,020	(5,040)	33,674	314,037
Fidelity Series Sustainable U.S. Market Fund	-	627,637	213,071	5,142	(1,905)	86,614	499,275
Fidelity Series Treasury Bill Index Fund	-	77,339	77,309	1,390	(30)	-	-
	-	2,434,292	767,418	32,958	(23,766)	111,769	1,754,877

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	499,275	499,275	-	-

International Equity Funds	465,985	465,985	-	-

Bond Funds	789,617	789,617	-	-
Total Investments in Securities:	1,754,877	1,754,877	-	-
Fidelity® Sustainable Target Date 2025 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,643,108)	$1,754,877

Total Investment in Securities (cost $1,643,108)		$1,754,877
Cash		141
Receivable for investments sold		1,200
Receivable for fund shares sold		73,110
Total assets		1,829,328
Liabilities
Payable for investments purchased	$74,305
Accrued management fee	522
Distribution and service plan fees payable	161
Other payables and accrued expenses	19
Total liabilities		75,007
Net Assets		$1,754,321
Net Assets consist of:
Paid in capital		$1,661,970
Total accumulated earnings (loss)		92,351
Net Assets		$1,754,321

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($127,509 ÷ 11,691 shares)(a)		$10.91
Maximum offering price per share (100/94.25 of $10.91)		$11.58
Class M :
Net Asset Value and redemption price per share ($109,009 ÷ 10,000 shares)(a)		$10.90
Maximum offering price per share (100/96.50 of $10.90)		$11.30
Class C :
Net Asset Value and offering price per share ($108,853 ÷ 10,000 shares)(a)		$10.89
Fidelity Sustainable Target Date 2025 Fund :
Net Asset Value, offering price and redemption price per share ($653,256 ÷ 59,818 shares)		$10.92
Class K :
Net Asset Value, offering price and redemption price per share ($111,200 ÷ 10,183 shares)		$10.92
Class K6 :
Net Asset Value, offering price and redemption price per share ($316,892 ÷ 29,012 shares)		$10.92
Class I :
Net Asset Value, offering price and redemption price per share ($109,168 ÷ 10,000 shares)		$10.92
Class Z :
Net Asset Value, offering price and redemption price per share ($109,204 ÷ 10,000 shares)		$10.92
Class Z6 :
Net Asset Value, offering price and redemption price per share ($109,230 ÷ 10,000 shares)		$10.92
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		For the period May 11, 2023 (commencement of operations) through March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$32,001
Income from Fidelity Central Funds		140
Total income		32,141
Expenses
Management fee	$4,788
Distribution and service plan fees	1,609
Independent trustees' fees and expenses	3
Miscellaneous	24
Total expenses before reductions	6,424
Expense reductions	(2)
Total expenses after reductions		6,422
Net Investment income (loss)		25,719
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(23,766)
Capital gain distributions from underlying funds:
Affiliated issuers	957
Total net realized gain (loss)		(22,809)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	111,769
Total change in net unrealized appreciation (depreciation)		111,769
Net gain (loss)		88,960
Net increase (decrease) in net assets resulting from operations		$114,679
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,719
Net realized gain (loss)	(22,809)
Change in net unrealized appreciation (depreciation)	111,769
Net increase (decrease) in net assets resulting from operations	114,679
Distributions to shareholders	(22,328)

Share transactions - net increase (decrease)	1,661,970
Total increase (decrease) in net assets	1,754,321

Net Assets
Beginning of period	-
End of period	$1,754,321

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2025 Fund Class A

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18
Net realized and unrealized gain (loss)	.90
Total from investment operations	1.08
Distributions from net investment income	(.17)
Total distributions	(.17)
Net asset value, end of period	$10.91
Total Return D,E,F	10.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.70% I
Expenses net of fee waivers, if any	.70 % I
Expenses net of all reductions	.70% I
Net investment income (loss)	1.99% I
Supplemental Data
Net assets, end of period (000 omitted)	$128
Portfolio turnover rate J	63 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2025 Fund Class M

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16
Net realized and unrealized gain (loss)	.90
Total from investment operations	1.06
Distributions from net investment income	(.16)
Total distributions	(.16)
Net asset value, end of period	$10.90
Total Return D,E,F	10.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.95% I
Expenses net of fee waivers, if any	.95 % I
Expenses net of all reductions	.95% I
Net investment income (loss)	1.74% I
Supplemental Data
Net assets, end of period (000 omitted)	$109
Portfolio turnover rate J	63 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2025 Fund Class C

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11
Net realized and unrealized gain (loss)	.90
Total from investment operations	1.01
Distributions from net investment income	(.12)
Total distributions	(.12)
Net asset value, end of period	$10.89
Total Return D,E,F	10.17%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.45% I
Expenses net of fee waivers, if any	1.45 % I
Expenses net of all reductions	1.45% I
Net investment income (loss)	1.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$109
Portfolio turnover rate J	63 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2025 Fund

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20
Net realized and unrealized gain (loss)	.90
Total from investment operations	1.10
Distributions from net investment income	(.18)
Total distributions	(.18)
Net asset value, end of period	$10.92
Total Return D,E	11.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45% H
Expenses net of fee waivers, if any	.45 % H
Expenses net of all reductions	.45% H
Net investment income (loss)	2.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$653
Portfolio turnover rate I	63 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2025 Fund Class K

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21
Net realized and unrealized gain (loss)	.90
Total from investment operations	1.11
Distributions from net investment income	(.19)
Total distributions	(.19)
Net asset value, end of period	$10.92
Total Return D,E	11.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.35% H
Expenses net of fee waivers, if any	.35 % H
Expenses net of all reductions	.35% H
Net investment income (loss)	2.35% H
Supplemental Data
Net assets, end of period (000 omitted)	$111
Portfolio turnover rate I	63 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2025 Fund Class K6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22
Net realized and unrealized gain (loss)	.90
Total from investment operations	1.12
Distributions from net investment income	(.20)
Total distributions	(.20)
Net asset value, end of period	$10.92
Total Return D,E	11.27%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H
Expenses net of fee waivers, if any	.25 % H
Expenses net of all reductions	.25% H
Net investment income (loss)	2.44% H
Supplemental Data
Net assets, end of period (000 omitted)	$317
Portfolio turnover rate I	63 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2025 Fund Class I

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20
Net realized and unrealized gain (loss)	.91
Total from investment operations	1.11
Distributions from net investment income	(.19)
Total distributions	(.19)
Net asset value, end of period	$10.92
Total Return D,E	11.13%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45% H
Expenses net of fee waivers, if any	.45 % H
Expenses net of all reductions	.45% H
Net investment income (loss)	2.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$109
Portfolio turnover rate I	63 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2025 Fund Class Z

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21
Net realized and unrealized gain (loss)	.90
Total from investment operations	1.11
Distributions from net investment income	(.19)
Total distributions	(.19)
Net asset value, end of period	$10.92
Total Return D,E	11.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.35% H
Expenses net of fee waivers, if any	.35 % H
Expenses net of all reductions	.35% H
Net investment income (loss)	2.34% H
Supplemental Data
Net assets, end of period (000 omitted)	$109
Portfolio turnover rate I	63 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2025 Fund Class Z6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22
Net realized and unrealized gain (loss)	.90
Total from investment operations	1.12
Distributions from net investment income	(.20)
Total distributions	(.20)
Net asset value, end of period	$10.92
Total Return D,E	11.27%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H
Expenses net of fee waivers, if any	.25 % H
Expenses net of all reductions	.25% H
Net investment income (loss)	2.44% H
Supplemental Data
Net assets, end of period (000 omitted)	$109
Portfolio turnover rate I	63 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2030 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	32.4
Fidelity Series Sustainable Investment Grade Bond Fund	22.6
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	19.8
Fidelity Series Sustainable Emerging Markets Fund	9.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2030 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 32.4%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $955,177)	87,255	1,119,486

International Equity Funds - 29.2%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	30,269	324,180
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	59,721	683,211
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $922,244)		1,007,391

Bond Funds - 38.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	27,267	207,231
Fidelity Series International Developed Markets Bond Index Fund (a)	15,425	134,660
Fidelity Series Long-Term Treasury Bond Index Fund (a)	36,051	202,966
Fidelity Series Sustainable Investment Grade Bond Fund (a)	80,820	782,336
TOTAL BOND FUNDS (Cost $1,329,113)		1,327,193

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,206,534)	3,454,070
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,253)
NET ASSETS - 100.0%	3,452,817

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	60,718	60,526	1,236	(192)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	263,271	52,768	4,363	(2,028)	(1,244)	207,231
Fidelity Series International Developed Markets Bond Index Fund	-	184,630	52,437	2,386	(248)	2,715	134,660
Fidelity Series Long-Term Treasury Bond Index Fund	-	256,612	49,283	3,210	(2,631)	(1,732)	202,966
Fidelity Series Sustainable Emerging Markets Fund	-	366,761	54,076	3,199	(1,741)	13,236	324,180
Fidelity Series Sustainable Investment Grade Bond Fund	-	998,473	209,431	16,578	(5,048)	(1,658)	782,336
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	815,514	201,595	5,593	(2,619)	71,911	683,211
Fidelity Series Sustainable U.S. Market Fund	-	1,275,420	323,712	10,064	3,470	164,308	1,119,486
Fidelity Series Treasury Bill Index Fund	-	113,757	113,756	1,526	(1)	-	-
	-	4,335,156	1,117,584	48,155	(11,038)	247,536	3,454,070

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,119,486	1,119,486	-	-

International Equity Funds	1,007,391	1,007,391	-	-

Bond Funds	1,327,193	1,327,193	-	-
Total Investments in Securities:	3,454,070	3,454,070	-	-
Fidelity® Sustainable Target Date 2030 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,206,534)	$3,454,070

Total Investment in Securities (cost $3,206,534)		$3,454,070
Cash		140
Receivable for investments sold		48,641
Receivable for fund shares sold		336
Total assets		3,503,187
Liabilities
Payable for investments purchased	$48,971
Accrued management fee	1,124
Distribution and service plan fees payable	258
Other payables and accrued expenses	17
Total liabilities		50,370
Net Assets		$3,452,817
Net Assets consist of:
Paid in capital		$3,208,792
Total accumulated earnings (loss)		244,025
Net Assets		$3,452,817

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($533,208 ÷ 48,053 shares)(a)		$11.10
Maximum offering price per share (100/94.25 of $11.10)		$11.78
Class M :
Net Asset Value and redemption price per share ($120,837 ÷ 10,886 shares)(a)		$11.10
Maximum offering price per share (100/96.50 of $11.10)		$11.50
Class C :
Net Asset Value and offering price per share ($115,077 ÷ 10,383 shares)(a)		$11.08
Fidelity Sustainable Target Date 2030 Fund :
Net Asset Value, offering price and redemption price per share ($1,769,100 ÷ 159,295 shares)		$11.11
Class K :
Net Asset Value, offering price and redemption price per share ($112,809 ÷ 10,144 shares)		$11.12
Class K6 :
Net Asset Value, offering price and redemption price per share ($443,375 ÷ 39,860 shares)		$11.12
Class I :
Net Asset Value, offering price and redemption price per share ($135,970 ÷ 12,234 shares)		$11.11
Class Z :
Net Asset Value, offering price and redemption price per share ($111,207 ÷ 10,000 shares)		$11.12
Class Z6 :
Net Asset Value, offering price and redemption price per share ($111,234 ÷ 10,000 shares)		$11.12
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		For the period May 11, 2023 (commencement of operations) through March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$46,202
Income from Fidelity Central Funds		140
Total income		46,342
Expenses
Management fee	$7,198
Distribution and service plan fees	1,852
Independent trustees' fees and expenses	4
Miscellaneous	29
Total expenses before reductions	9,083
Expense reductions	(2)
Total expenses after reductions		9,081
Net Investment income (loss)		37,261
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(11,038)
Capital gain distributions from underlying funds:
Affiliated issuers	1,953
Total net realized gain (loss)		(9,085)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	247,536
Total change in net unrealized appreciation (depreciation)		247,536
Net gain (loss)		238,451
Net increase (decrease) in net assets resulting from operations		$275,712
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,261
Net realized gain (loss)	(9,085)
Change in net unrealized appreciation (depreciation)	247,536
Net increase (decrease) in net assets resulting from operations	275,712
Distributions to shareholders	(31,687)

Share transactions - net increase (decrease)	3,208,792
Total increase (decrease) in net assets	3,452,817

Net Assets
Beginning of period	-
End of period	$3,452,817

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2030 Fund Class A

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19
Net realized and unrealized gain (loss)	1.05
Total from investment operations	1.24
Distributions from net investment income	(.14)
Total distributions	(.14)
Net asset value, end of period	$11.10
Total Return D,E,F	12.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.72% I,J
Expenses net of fee waivers, if any	.72 % I,J
Expenses net of all reductions	.72% I,J
Net investment income (loss)	2.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$533
Portfolio turnover rate K	62 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2030 Fund Class M

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.22
Distributions from net investment income	(.12)
Total distributions	(.12)
Net asset value, end of period	$11.10
Total Return D,E,F	12.21%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.96% I
Expenses net of fee waivers, if any	.96 % I
Expenses net of all reductions	.96% I
Net investment income (loss)	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$121
Portfolio turnover rate J	62 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2030 Fund Class C

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12
Net realized and unrealized gain (loss)	1.05
Total from investment operations	1.17
Distributions from net investment income	(.09)
Total distributions	(.09)
Net asset value, end of period	$11.08
Total Return D,E,F	11.68%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.46% I
Expenses net of fee waivers, if any	1.46 % I
Expenses net of all reductions	1.46% I
Net investment income (loss)	1.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$115
Portfolio turnover rate J	62 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2030 Fund

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.27
Distributions from net investment income	(.16)
Total distributions	(.16)
Net asset value, end of period	$11.11
Total Return D,E	12.75%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.47% H,I
Expenses net of fee waivers, if any	.47 % H,I
Expenses net of all reductions	.47% H,I
Net investment income (loss)	2.29% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,769
Portfolio turnover rate J	62 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2030 Fund Class K

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22
Net realized and unrealized gain (loss)	1.05
Total from investment operations	1.27
Distributions from net investment income	(.15)
Total distributions	(.15)
Net asset value, end of period	$11.12
Total Return D,E	12.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36% H
Expenses net of fee waivers, if any	.36 % H
Expenses net of all reductions	.36% H
Net investment income (loss)	2.39% H
Supplemental Data
Net assets, end of period (000 omitted)	$113
Portfolio turnover rate I	62 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2030 Fund Class K6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23
Net realized and unrealized gain (loss)	1.05
Total from investment operations	1.28
Distributions from net investment income	(.16)
Total distributions	(.16)
Net asset value, end of period	$11.12
Total Return D,E	12.87%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26% H
Expenses net of fee waivers, if any	.26 % H
Expenses net of all reductions	.26% H
Net investment income (loss)	2.49% H
Supplemental Data
Net assets, end of period (000 omitted)	$443
Portfolio turnover rate I	62 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2030 Fund Class I

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21
Net realized and unrealized gain (loss)	1.05
Total from investment operations	1.26
Distributions from net investment income	(.15)
Total distributions	(.15)
Net asset value, end of period	$11.11
Total Return D,E	12.66%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.46% H
Expenses net of fee waivers, if any	.46 % H
Expenses net of all reductions	.46% H
Net investment income (loss)	2.29% H
Supplemental Data
Net assets, end of period (000 omitted)	$136
Portfolio turnover rate I	62 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2030 Fund Class Z

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22
Net realized and unrealized gain (loss)	1.05
Total from investment operations	1.27
Distributions from net investment income	(.15)
Total distributions	(.15)
Net asset value, end of period	$11.12
Total Return D,E	12.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36% H
Expenses net of fee waivers, if any	.36 % H
Expenses net of all reductions	.36% H
Net investment income (loss)	2.39% H
Supplemental Data
Net assets, end of period (000 omitted)	$111
Portfolio turnover rate I	62 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2030 Fund Class Z6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23
Net realized and unrealized gain (loss)	1.05
Total from investment operations	1.28
Distributions from net investment income	(.16)
Total distributions	(.16)
Net asset value, end of period	$11.12
Total Return D,E	12.87%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26% H
Expenses net of fee waivers, if any	.26 % H
Expenses net of all reductions	.26% H
Net investment income (loss)	2.49% H
Supplemental Data
Net assets, end of period (000 omitted)	$111
Portfolio turnover rate I	62 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2035 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	39.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	23.0
Fidelity Series Sustainable Investment Grade Bond Fund	16.1
Fidelity Series Sustainable Emerging Markets Fund	10.6
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	3.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.8
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2035 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 39.1%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $1,193,832)	105,692	1,356,025

International Equity Funds - 33.6%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	34,349	367,873
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	69,686	797,203
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,095,883)		1,165,076

Bond Funds - 27.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	8,412	63,930
Fidelity Series International Developed Markets Bond Index Fund (a)	12,245	106,895
Fidelity Series Long-Term Treasury Bond Index Fund (a)	38,796	218,421
Fidelity Series Sustainable Investment Grade Bond Fund (a)	57,882	560,297
TOTAL BOND FUNDS (Cost $958,247)		949,543

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,247,962)	3,470,644
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,001)
NET ASSETS - 100.0%	3,469,643

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	40,259	40,132	865	(127)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	84,862	20,350	1,022	(726)	144	63,930
Fidelity Series International Developed Markets Bond Index Fund	-	122,757	17,114	1,403	52	1,200	106,895
Fidelity Series Long-Term Treasury Bond Index Fund	-	240,238	15,191	2,776	(663)	(5,963)	218,421
Fidelity Series Sustainable Emerging Markets Fund	-	372,649	15,084	2,654	(443)	10,751	367,873
Fidelity Series Sustainable Investment Grade Bond Fund	-	641,379	75,177	8,847	(1,821)	(4,084)	560,297
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	819,694	80,999	4,558	67	58,441	797,203
Fidelity Series Sustainable U.S. Market Fund	-	1,336,410	144,067	9,480	1,489	162,193	1,356,025
Fidelity Series Treasury Bill Index Fund	-	70,799	70,784	1,351	(15)	-	-
	-	3,729,047	478,898	32,956	(2,187)	222,682	3,470,644

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,356,025	1,356,025	-	-

International Equity Funds	1,165,076	1,165,076	-	-

Bond Funds	949,543	949,543	-	-
Total Investments in Securities:	3,470,644	3,470,644	-	-
Fidelity® Sustainable Target Date 2035 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,247,962)	$3,470,644

Total Investment in Securities (cost $3,247,962)		$3,470,644
Cash		141
Receivable for investments sold		48,929
Receivable for fund shares sold		50
Total assets		3,519,764
Liabilities
Payable for investments purchased	$48,978
Accrued management fee	952
Distribution and service plan fees payable	177
Other payables and accrued expenses	14
Total liabilities		50,121
Net Assets		$3,469,643
Net Assets consist of:
Paid in capital		$3,244,032
Total accumulated earnings (loss)		225,611
Net Assets		$3,469,643

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($175,067 ÷ 15,370 shares)(a)		$11.39
Maximum offering price per share (100/94.25 of $11.39)		$12.08
Class M :
Net Asset Value and redemption price per share ($113,894 ÷ 10,004 shares)(a)		$11.38
Maximum offering price per share (100/96.50 of $11.38)		$11.79
Class C :
Net Asset Value and offering price per share ($113,674 ÷ 10,000 shares)(a)		$11.37
Fidelity Sustainable Target Date 2035 Fund :
Net Asset Value, offering price and redemption price per share ($1,176,935 ÷ 103,303 shares)		$11.39
Class K :
Net Asset Value, offering price and redemption price per share ($115,603 ÷ 10,137 shares)		$11.40
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,292,117 ÷ 113,272 shares)		$11.41
Class I :
Net Asset Value, offering price and redemption price per share ($254,230 ÷ 22,300 shares)		$11.40
Class Z :
Net Asset Value, offering price and redemption price per share ($114,047 ÷ 10,000 shares)		$11.40
Class Z6 :
Net Asset Value, offering price and redemption price per share ($114,076 ÷ 10,000 shares)		$11.41
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		For the period May 11, 2023 (commencement of operations) through March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$30,732
Income from Fidelity Central Funds		140
Total income		30,872
Expenses
Management fee	$5,727
Distribution and service plan fees	1,691
Independent trustees' fees and expenses	3
Miscellaneous	32
Total expenses before reductions	7,453
Expense reductions	(2)
Total expenses after reductions		7,451
Net Investment income (loss)		23,421
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,187)
Capital gain distributions from underlying funds:
Affiliated issuers	2,224
Total net realized gain (loss)		37
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	222,682
Total change in net unrealized appreciation (depreciation)		222,682
Net gain (loss)		222,719
Net increase (decrease) in net assets resulting from operations		$246,140
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,421
Net realized gain (loss)	37
Change in net unrealized appreciation (depreciation)	222,682
Net increase (decrease) in net assets resulting from operations	246,140
Distributions to shareholders	(20,529)

Share transactions - net increase (decrease)	3,244,032
Total increase (decrease) in net assets	3,469,643

Net Assets
Beginning of period	-
End of period	$3,469,643

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2035 Fund Class A

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	1.38
Total from investment operations	1.52
Distributions from net investment income	(.12)
Distributions from net realized gain	(.01)
Total distributions	(.13)
Net asset value, end of period	$11.39
Total Return D,E,F	15.23%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73% I,J
Expenses net of fee waivers, if any	.73 % I,J
Expenses net of all reductions	.73% I,J
Net investment income (loss)	1.54% J
Supplemental Data
Net assets, end of period (000 omitted)	$175
Portfolio turnover rate K	34 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2035 Fund Class M

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12
Net realized and unrealized gain (loss)	1.37
Total from investment operations	1.49
Distributions from net investment income	(.10)
Distributions from net realized gain	(.01)
Total distributions	(.11)
Net asset value, end of period	$11.38
Total Return D,E,F	14.94%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.97% I
Expenses net of fee waivers, if any	.97 % I
Expenses net of all reductions	.97% I
Net investment income (loss)	1.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$114
Portfolio turnover rate J	34 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2035 Fund Class C

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	1.38
Total from investment operations	1.45
Distributions from net investment income	(.07)
Distributions from net realized gain	(.01)
Total distributions	(.08)
Net asset value, end of period	$11.37
Total Return D,E,F	14.51%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.47% I
Expenses net of fee waivers, if any	1.47 % I
Expenses net of all reductions	1.47% I
Net investment income (loss)	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$114
Portfolio turnover rate J	34 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2035 Fund

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17
Net realized and unrealized gain (loss)	1.37
Total from investment operations	1.54
Distributions from net investment income	(.15)
Distributions from net realized gain	(.01)
Total distributions	(.15) D
Net asset value, end of period	$11.39
Total Return E,F	15.48%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.48% I,J
Expenses net of fee waivers, if any	.48 % I,J
Expenses net of all reductions	.47% I,J
Net investment income (loss)	1.79% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,177
Portfolio turnover rate K	34 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2035 Fund Class K

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18
Net realized and unrealized gain (loss)	1.37
Total from investment operations	1.55
Distributions from net investment income	(.14)
Distributions from net realized gain	(.01)
Total distributions	(.15)
Net asset value, end of period	$11.40
Total Return D,E	15.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.37% H
Expenses net of fee waivers, if any	.37 % H
Expenses net of all reductions	.37% H
Net investment income (loss)	1.89% H
Supplemental Data
Net assets, end of period (000 omitted)	$116
Portfolio turnover rate I	34 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2035 Fund Class K6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19
Net realized and unrealized gain (loss)	1.38
Total from investment operations	1.57
Distributions from net investment income	(.15)
Distributions from net realized gain	(.01)
Total distributions	(.16)
Net asset value, end of period	$11.41
Total Return D,E	15.73%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H,I
Expenses net of fee waivers, if any	.28 % H,I
Expenses net of all reductions	.28% H,I
Net investment income (loss)	1.99% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,292
Portfolio turnover rate J	34 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2035 Fund Class I

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17
Net realized and unrealized gain (loss)	1.37
Total from investment operations	1.54
Distributions from net investment income	(.14)
Distributions from net realized gain	(.01)
Total distributions	(.14) D
Net asset value, end of period	$11.40
Total Return E,F	15.49%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.48% I,J
Expenses net of fee waivers, if any	.48 % I,J
Expenses net of all reductions	.48% I,J
Net investment income (loss)	1.79% J
Supplemental Data
Net assets, end of period (000 omitted)	$254
Portfolio turnover rate K	34 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2035 Fund Class Z

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18
Net realized and unrealized gain (loss)	1.37
Total from investment operations	1.55
Distributions from net investment income	(.14)
Distributions from net realized gain	(.01)
Total distributions	(.15)
Net asset value, end of period	$11.40
Total Return D,E	15.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.37% H
Expenses net of fee waivers, if any	.37 % H
Expenses net of all reductions	.37% H
Net investment income (loss)	1.89% H
Supplemental Data
Net assets, end of period (000 omitted)	$114
Portfolio turnover rate I	34 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2035 Fund Class Z6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18
Net realized and unrealized gain (loss)	1.39
Total from investment operations	1.57
Distributions from net investment income	(.15)
Distributions from net realized gain	(.01)
Total distributions	(.16)
Net asset value, end of period	$11.41
Total Return D,E	15.73%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.27% H
Expenses net of fee waivers, if any	.27 % H
Expenses net of all reductions	.27% H
Net investment income (loss)	1.99% H
Supplemental Data
Net assets, end of period (000 omitted)	$114
Portfolio turnover rate I	34 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2040 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	47.5
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	27.0
Fidelity Series Sustainable Emerging Markets Fund	12.1
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Sustainable Investment Grade Bond Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.2
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2040 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 47.5%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $1,437,456)	129,643	1,663,319

International Equity Funds - 39.1%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	39,680	424,975
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	82,625	945,233
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,268,597)		1,370,208

Bond Funds - 13.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	5,594	42,515
Fidelity Series International Developed Markets Bond Index Fund (a)	3,838	33,507
Fidelity Series Long-Term Treasury Bond Index Fund (a)	39,525	222,524
Fidelity Series Sustainable Investment Grade Bond Fund (a)	17,718	171,510
TOTAL BOND FUNDS (Cost $474,176)		470,056

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,180,229)	3,503,583
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,182)
NET ASSETS - 100.0%	3,502,401

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	48,522	48,395	967	(127)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	72,497	29,523	1,013	(808)	349	42,515
Fidelity Series International Developed Markets Bond Index Fund	-	51,594	18,791	715	51	653	33,507
Fidelity Series Long-Term Treasury Bond Index Fund	-	242,075	14,623	3,029	(635)	(4,293)	222,524
Fidelity Series Sustainable Emerging Markets Fund	-	426,203	16,482	3,554	(319)	15,573	424,975
Fidelity Series Sustainable Investment Grade Bond Fund	-	248,288	74,710	2,072	(1,239)	(829)	171,510
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	928,551	69,042	6,029	(314)	86,038	945,233
Fidelity Series Sustainable U.S. Market Fund	-	1,581,268	144,058	12,533	246	225,863	1,663,319
Fidelity Series Treasury Bill Index Fund	-	72,851	72,837	1,333	(14)	-	-
	-	3,671,849	488,461	31,245	(3,159)	323,354	3,503,583

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,663,319	1,663,319	-	-

International Equity Funds	1,370,208	1,370,208	-	-

Bond Funds	470,056	470,056	-	-
Total Investments in Securities:	3,503,583	3,503,583	-	-
Fidelity® Sustainable Target Date 2040 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,180,229)	$3,503,583

Total Investment in Securities (cost $3,180,229)		$3,503,583
Cash		140
Receivable for investments sold		45,175
Receivable for fund shares sold		15,225
Total assets		3,564,123
Liabilities
Payable for investments purchased	$60,400
Accrued management fee	1,090
Distribution and service plan fees payable	214
Other payables and accrued expenses	18
Total liabilities		61,722
Net Assets		$3,502,401
Net Assets consist of:
Paid in capital		$3,179,636
Total accumulated earnings (loss)		322,765
Net Assets		$3,502,401

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($306,411 ÷ 26,144 shares)(a)		$11.72
Maximum offering price per share (100/94.25 of $11.72)		$12.44
Class M :
Net Asset Value and redemption price per share ($128,831 ÷ 10,985 shares)(a)		$11.73
Maximum offering price per share (100/96.50 of $11.73)		$12.16
Class C :
Net Asset Value and offering price per share ($117,110 ÷ 10,000 shares)(a)		$11.71
Fidelity Sustainable Target Date 2040 Fund :
Net Asset Value, offering price and redemption price per share ($1,854,277 ÷ 158,107 shares)		$11.73
Class K :
Net Asset Value, offering price and redemption price per share ($118,686 ÷ 10,101 shares)		$11.75
Class K6 :
Net Asset Value, offering price and redemption price per share ($608,226 ÷ 51,754 shares)		$11.75
Class I :
Net Asset Value, offering price and redemption price per share ($133,842 ÷ 11,394 shares)		$11.75
Class Z :
Net Asset Value, offering price and redemption price per share ($117,494 ÷ 10,000 shares)		$11.75
Class Z6 :
Net Asset Value, offering price and redemption price per share ($117,524 ÷ 10,000 shares)		$11.75
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		For the period May 11, 2023 (commencement of operations) through March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$28,522
Income from Fidelity Central Funds		140
Total income		28,662
Expenses
Management fee	$6,550
Distribution and service plan fees	1,869
Independent trustees' fees and expenses	4
Miscellaneous	29
Total expenses before reductions	8,452
Expense reductions	(2)
Total expenses after reductions		8,450
Net Investment income (loss)		20,212
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(3,159)
Capital gain distributions from underlying funds:
Affiliated issuers	2,723
Total net realized gain (loss)		(436)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	323,354
Total change in net unrealized appreciation (depreciation)		323,354
Net gain (loss)		322,918
Net increase (decrease) in net assets resulting from operations		$343,130
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,212
Net realized gain (loss)	(436)
Change in net unrealized appreciation (depreciation)	323,354
Net increase (decrease) in net assets resulting from operations	343,130
Distributions to shareholders	(20,366)

Share transactions - net increase (decrease)	3,179,637
Total increase (decrease) in net assets	3,502,401

Net Assets
Beginning of period	-
End of period	$3,502,401

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2040 Fund Class A

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11
Net realized and unrealized gain (loss)	1.72
Total from investment operations	1.83
Distributions from net investment income	(.10)
Distributions from net realized gain	(.01)
Total distributions	(.11)
Net asset value, end of period	$11.72
Total Return D,E,F	18.32%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74% I,J
Expenses net of fee waivers, if any	.74 % I,J
Expenses net of all reductions	.74% I,J
Net investment income (loss)	1.19% I
Supplemental Data
Net assets, end of period (000 omitted)	$306
Portfolio turnover rate K	31 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2040 Fund Class M

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09
Net realized and unrealized gain (loss)	1.71
Total from investment operations	1.80
Distributions from net investment income	(.07)
Distributions from net realized gain	(.01)
Total distributions	(.07) D
Net asset value, end of period	$11.73
Total Return E,F,G	18.08%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.98% J
Expenses net of fee waivers, if any	.98 % J
Expenses net of all reductions	.98% J
Net investment income (loss)	.94% J
Supplemental Data
Net assets, end of period (000 omitted)	$129
Portfolio turnover rate K	31 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2040 Fund Class C

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	1.71
Total from investment operations	1.75
Distributions from net investment income	(.03)
Distributions from net realized gain	(.01)
Total distributions	(.04)
Net asset value, end of period	$11.71
Total Return D,E,F	17.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.48% I
Expenses net of fee waivers, if any	1.48 % I
Expenses net of all reductions	1.48% I
Net investment income (loss)	.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$117
Portfolio turnover rate J	31 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2040 Fund

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	1.71
Total from investment operations	1.85
Distributions from net investment income	(.12)
Distributions from net realized gain	(.01)
Total distributions	(.12) D
Net asset value, end of period	$11.73
Total Return E,F	18.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I,J
Expenses net of fee waivers, if any	.49 % I,J
Expenses net of all reductions	.49% I,J
Net investment income (loss)	1.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,854
Portfolio turnover rate K	31 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2040 Fund Class K

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15
Net realized and unrealized gain (loss)	1.71
Total from investment operations	1.86
Distributions from net investment income	(.11)
Distributions from net realized gain	(.01)
Total distributions	(.11) D
Net asset value, end of period	$11.75
Total Return E,F	18.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I
Expenses net of fee waivers, if any	.38 % I
Expenses net of all reductions	.38% I
Net investment income (loss)	1.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$119
Portfolio turnover rate J	31 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2040 Fund Class K6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16
Net realized and unrealized gain (loss)	1.71
Total from investment operations	1.87
Distributions from net investment income	(.11)
Distributions from net realized gain	(.01)
Total distributions	(.12)
Net asset value, end of period	$11.75
Total Return D,E	18.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H
Expenses net of fee waivers, if any	.28 % H
Expenses net of all reductions	.28% H
Net investment income (loss)	1.64% H
Supplemental Data
Net assets, end of period (000 omitted)	$608
Portfolio turnover rate I	31 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2040 Fund Class I

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	1.72
Total from investment operations	1.86
Distributions from net investment income	(.10)
Distributions from net realized gain	(.01)
Total distributions	(.11)
Net asset value, end of period	$11.75
Total Return D,E	18.62%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H
Expenses net of fee waivers, if any	.48 % H
Expenses net of all reductions	.48% H
Net investment income (loss)	1.45% H
Supplemental Data
Net assets, end of period (000 omitted)	$134
Portfolio turnover rate I	31 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2040 Fund Class Z

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15
Net realized and unrealized gain (loss)	1.71
Total from investment operations	1.86
Distributions from net investment income	(.11)
Distributions from net realized gain	(.01)
Total distributions	(.11) D
Net asset value, end of period	$11.75
Total Return E,F	18.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I
Expenses net of fee waivers, if any	.38 % I
Expenses net of all reductions	.38% I
Net investment income (loss)	1.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$117
Portfolio turnover rate J	31 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2040 Fund Class Z6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15
Net realized and unrealized gain (loss)	1.72
Total from investment operations	1.87
Distributions from net investment income	(.11)
Distributions from net realized gain	(.01)
Total distributions	(.12)
Net asset value, end of period	$11.75
Total Return D,E	18.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H
Expenses net of fee waivers, if any	.28 % H
Expenses net of all reductions	.28% H
Net investment income (loss)	1.65% H
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate I	31 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2045 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	50.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.2
Fidelity Series Sustainable Investment Grade Bond Fund	0.5
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Sustainable Target Date 2045 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 50.7%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $1,302,084)	118,429	1,519,440

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	35,569	380,943
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	74,759	855,247
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,144,247)		1,236,190

Bond Funds - 8.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,785	36,369
Fidelity Series Long-Term Treasury Bond Index Fund (a)	33,821	190,411
Fidelity Series Sustainable Investment Grade Bond Fund (a)	1,636	15,836
TOTAL BOND FUNDS (Cost $246,688)		242,616

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,693,019)	2,998,246
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,035)
NET ASSETS - 100.0%	2,997,211

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	10,824	10,738	261	(86)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	74,871	37,499	898	(1,012)	9	36,369
Fidelity Series International Developed Markets Bond Index Fund	-	16,091	16,326	258	235	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	-	242,275	44,636	2,753	(2,933)	(4,295)	190,411
Fidelity Series Sustainable Emerging Markets Fund	-	434,227	66,025	3,809	(906)	13,647	380,943
Fidelity Series Sustainable Investment Grade Bond Fund	-	87,893	71,531	697	(739)	213	15,836
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	971,308	192,051	6,454	(2,308)	78,298	855,247
Fidelity Series Sustainable U.S. Market Fund	-	1,660,544	358,802	13,414	343	217,355	1,519,440
Fidelity Series Treasury Bill Index Fund	-	88,966	88,948	1,482	(18)	-	-
	-	3,586,999	886,556	30,026	(7,424)	305,227	2,998,246

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,519,440	1,519,440	-	-

International Equity Funds	1,236,190	1,236,190	-	-

Bond Funds	242,616	242,616	-	-
Total Investments in Securities:	2,998,246	2,998,246	-	-
Fidelity® Sustainable Target Date 2045 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,693,019)	$2,998,246

Total Investment in Securities (cost $2,693,019)		$2,998,246
Cash		140
Receivable for investments sold		47,309
Receivable for fund shares sold		25
Total assets		3,045,720
Liabilities
Payable for investments purchased	$47,334
Accrued management fee	986
Distribution and service plan fees payable	171
Other payables and accrued expenses	18
Total liabilities		48,509
Net Assets		$2,997,211
Net Assets consist of:
Paid in capital		$2,697,075
Total accumulated earnings (loss)		300,136
Net Assets		$2,997,211

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($124,340 ÷ 10,514 shares)(a)		$11.83
Maximum offering price per share (100/94.25 of $11.83)		$12.55
Class M :
Net Asset Value and redemption price per share ($118,889 ÷ 10,060 shares)(a)		$11.82
Maximum offering price per share (100/96.50 of $11.82)		$12.25
Class C :
Net Asset Value and offering price per share ($117,993 ÷ 10,000 shares)(a)		$11.80
Fidelity Sustainable Target Date 2045 Fund :
Net Asset Value, offering price and redemption price per share ($1,415,995 ÷ 119,782 shares)		$11.82
Class K :
Net Asset Value, offering price and redemption price per share ($119,687 ÷ 10,110 shares)		$11.84
Class K6 :
Net Asset Value, offering price and redemption price per share ($714,953 ÷ 60,372 shares)		$11.84
Class I :
Net Asset Value, offering price and redemption price per share ($148,545 ÷ 12,551 shares)		$11.84
Class Z :
Net Asset Value, offering price and redemption price per share ($118,384 ÷ 10,000 shares)		$11.84
Class Z6 :
Net Asset Value, offering price and redemption price per share ($118,425 ÷ 10,000 shares)		$11.84
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		For the period May 11, 2023 (commencement of operations) through March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$27,196
Income from Fidelity Central Funds		140
Total income		27,336
Expenses
Management fee	$6,715
Distribution and service plan fees	1,648
Independent trustees' fees and expenses	4
Miscellaneous	32
Total expenses before reductions	8,399
Expense reductions	(2)
Total expenses after reductions		8,397
Net Investment income (loss)		18,939
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(7,424)
Capital gain distributions from underlying funds:
Affiliated issuers	2,830
Total net realized gain (loss)		(4,594)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	305,227
Total change in net unrealized appreciation (depreciation)		305,227
Net gain (loss)		300,633
Net increase (decrease) in net assets resulting from operations		$319,572
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,939
Net realized gain (loss)	(4,594)
Change in net unrealized appreciation (depreciation)	305,227
Net increase (decrease) in net assets resulting from operations	319,572
Distributions to shareholders	(19,437)

Share transactions - net increase (decrease)	2,697,076
Total increase (decrease) in net assets	2,997,211

Net Assets
Beginning of period	-
End of period	$2,997,211

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2045 Fund Class A

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.93
Distributions from net investment income	(.10)
Total distributions	(.10)
Net asset value, end of period	$11.83
Total Return D,E,F	19.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74% I
Expenses net of fee waivers, if any	.74 % I
Expenses net of all reductions	.74% I
Net investment income (loss)	1.08% I
Supplemental Data
Net assets, end of period (000 omitted)	$124
Portfolio turnover rate J	58 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2045 Fund Class M

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	1.82
Total from investment operations	1.90
Distributions from net investment income	(.08)
Total distributions	(.08)
Net asset value, end of period	$11.82
Total Return D,E,F	19.07%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I
Expenses net of fee waivers, if any	.99 % I
Expenses net of all reductions	.99% I
Net investment income (loss)	.84% I
Supplemental Data
Net assets, end of period (000 omitted)	$119
Portfolio turnover rate J	58 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2045 Fund Class C

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	1.82
Total from investment operations	1.85
Distributions from net investment income	(.05)
Total distributions	(.05)
Net asset value, end of period	$11.80
Total Return D,E,F	18.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.49% I
Expenses net of fee waivers, if any	1.49 % I
Expenses net of all reductions	1.49% I
Net investment income (loss)	.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate J	58 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2045 Fund

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	1.81
Total from investment operations	1.94
Distributions from net investment income	(.12)
Total distributions	(.12)
Net asset value, end of period	$11.82
Total Return D,E	19.53%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.50% H,I
Expenses net of fee waivers, if any	.50 % H,I
Expenses net of all reductions	.50% H,I
Net investment income (loss)	1.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,416
Portfolio turnover rate J	58 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2045 Fund Class K

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	1.82
Total from investment operations	1.96
Distributions from net investment income	(.12)
Total distributions	(.12)
Net asset value, end of period	$11.84
Total Return D,E	19.70%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H
Expenses net of fee waivers, if any	.39 % H
Expenses net of all reductions	.39% H
Net investment income (loss)	1.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$120
Portfolio turnover rate I	58 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2045 Fund Class K6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15
Net realized and unrealized gain (loss)	1.82
Total from investment operations	1.97
Distributions from net investment income	(.13)
Total distributions	(.13)
Net asset value, end of period	$11.84
Total Return D,E	19.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.30% H,I
Expenses net of fee waivers, if any	.30 % H,I
Expenses net of all reductions	.29% H,I
Net investment income (loss)	1.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$715
Portfolio turnover rate J	58 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2045 Fund Class I

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.96
Distributions from net investment income	(.12)
Total distributions	(.12)
Net asset value, end of period	$11.84
Total Return D,E	19.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H
Expenses net of fee waivers, if any	.49 % H
Expenses net of all reductions	.49% H
Net investment income (loss)	1.34% H
Supplemental Data
Net assets, end of period (000 omitted)	$149
Portfolio turnover rate I	58 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2045 Fund Class Z

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	1.82
Total from investment operations	1.96
Distributions from net investment income	(.12)
Total distributions	(.12)
Net asset value, end of period	$11.84
Total Return D,E	19.70%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H
Expenses net of fee waivers, if any	.39 % H
Expenses net of all reductions	.39% H
Net investment income (loss)	1.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate I	58 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2045 Fund Class Z6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.97
Distributions from net investment income	(.13)
Total distributions	(.13)
Net asset value, end of period	$11.84
Total Return D,E	19.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H
Expenses net of fee waivers, if any	.29 % H
Expenses net of all reductions	.29% H
Net investment income (loss)	1.54% H
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate I	58 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2050 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	50.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.2
Fidelity Series Sustainable Investment Grade Bond Fund	0.5
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2050 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 50.7%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $1,605,892)	146,659	1,881,641

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	44,047	471,738
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	92,576	1,059,071
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,413,428)		1,530,809

Bond Funds - 8.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	5,934	45,102
Fidelity Series Long-Term Treasury Bond Index Fund (a)	41,893	235,859
Fidelity Series Sustainable Investment Grade Bond Fund (a)	2,012	19,474
TOTAL BOND FUNDS (Cost $306,151)		300,435

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,325,471)	3,712,885
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,331)
NET ASSETS - 100.0%	3,711,554

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	13,554	13,457	328	(97)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	87,246	41,064	1,146	(1,245)	165	45,102
Fidelity Series International Developed Markets Bond Index Fund	-	19,550	19,873	332	323	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	-	273,279	29,455	3,517	(1,823)	(6,142)	235,859
Fidelity Series Sustainable Emerging Markets Fund	-	481,644	24,642	4,843	(1,520)	16,256	471,738
Fidelity Series Sustainable Investment Grade Bond Fund	-	109,555	89,409	902	(933)	261	19,474
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	1,047,509	87,084	8,206	(2,480)	101,126	1,059,071
Fidelity Series Sustainable U.S. Market Fund	-	1,789,233	180,905	16,693	(2,435)	275,748	1,881,641
Fidelity Series Treasury Bill Index Fund	-	100,218	100,192	1,832	(26)	-	-
	-	3,921,788	586,081	37,799	(10,236)	387,414	3,712,885

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,881,641	1,881,641	-	-

International Equity Funds	1,530,809	1,530,809	-	-

Bond Funds	300,435	300,435	-	-
Total Investments in Securities:	3,712,885	3,712,885	-	-
Fidelity® Sustainable Target Date 2050 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,325,471)	$3,712,885

Total Investment in Securities (cost $3,325,471)		$3,712,885
Cash		140
Receivable for investments sold		58,582
Receivable for fund shares sold		247
Total assets		3,771,854
Liabilities
Payable for investments purchased	$58,829
Accrued management fee	1,278
Distribution and service plan fees payable	175
Other payables and accrued expenses	18
Total liabilities		60,300
Net Assets		$3,711,554
Net Assets consist of:
Paid in capital		$3,331,864
Total accumulated earnings (loss)		379,690
Net Assets		$3,711,554

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($136,154 ÷ 11,513 shares)(a)		$11.83
Maximum offering price per share (100/94.25 of $11.83)		$12.55
Class M :
Net Asset Value and redemption price per share ($118,181 ÷ 10,000 shares)(a)		$11.82
Maximum offering price per share (100/96.50 of $11.82)		$12.25
Class C :
Net Asset Value and offering price per share ($117,996 ÷ 10,000 shares)(a)		$11.80
Fidelity Sustainable Target Date 2050 Fund :
Net Asset Value, offering price and redemption price per share ($2,069,367 ÷ 175,022 shares)		$11.82
Class K :
Net Asset Value, offering price and redemption price per share ($119,679 ÷ 10,109 shares)		$11.84
Class K6 :
Net Asset Value, offering price and redemption price per share ($760,156 ÷ 64,188 shares)		$11.84
Class I :
Net Asset Value, offering price and redemption price per share ($153,207 ÷ 12,945 shares)		$11.84
Class Z :
Net Asset Value, offering price and redemption price per share ($118,386 ÷ 10,000 shares)		$11.84
Class Z6 :
Net Asset Value, offering price and redemption price per share ($118,428 ÷ 10,000 shares)		$11.84
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		For the period May 11, 2023 (commencement of operations) through March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$34,434
Income from Fidelity Central Funds		140
Total income		34,574
Expenses
Management fee	$8,738
Distribution and service plan fees	1,685
Independent trustees' fees and expenses	5
Miscellaneous	42
Total expenses before reductions	10,470
Expense reductions	(2)
Total expenses after reductions		10,468
Net Investment income (loss)		24,106
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(10,236)
Capital gain distributions from underlying funds:
Affiliated issuers	3,365
Total net realized gain (loss)		(6,871)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	387,414
Total change in net unrealized appreciation (depreciation)		387,414
Net gain (loss)		380,543
Net increase (decrease) in net assets resulting from operations		$404,649
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,106
Net realized gain (loss)	(6,871)
Change in net unrealized appreciation (depreciation)	387,414
Net increase (decrease) in net assets resulting from operations	404,649
Distributions to shareholders	(24,959)

Share transactions - net increase (decrease)	3,331,864
Total increase (decrease) in net assets	3,711,554

Net Assets
Beginning of period	-
End of period	$3,711,554

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2050 Fund Class A

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.93
Distributions from net investment income	(.10)
Total distributions	(.10)
Net asset value, end of period	$11.83
Total Return D,E,F	19.35%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74% I
Expenses net of fee waivers, if any	.74 % I
Expenses net of all reductions	.74% I
Net investment income (loss)	1.07% I
Supplemental Data
Net assets, end of period (000 omitted)	$136
Portfolio turnover rate J	30 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2050 Fund Class M

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	1.82
Total from investment operations	1.90
Distributions from net investment income	(.08)
Total distributions	(.08)
Net asset value, end of period	$11.82
Total Return D,E,F	19.06%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I
Expenses net of fee waivers, if any	.99 % I
Expenses net of all reductions	.99% I
Net investment income (loss)	.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate J	30 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2050 Fund Class C

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	1.82
Total from investment operations	1.85
Distributions from net investment income	(.05)
Total distributions	(.05)
Net asset value, end of period	$11.80
Total Return D,E,F	18.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.50% I,J
Expenses net of fee waivers, if any	1.50 % I,J
Expenses net of all reductions	1.49% I,J
Net investment income (loss)	.32% J
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate K	30 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2050 Fund

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12
Net realized and unrealized gain (loss)	1.82
Total from investment operations	1.94
Distributions from net investment income	(.12)
Total distributions	(.12)
Net asset value, end of period	$11.82
Total Return D,E	19.51%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.50% H,I
Expenses net of fee waivers, if any	.50 % H,I
Expenses net of all reductions	.50% H,I
Net investment income (loss)	1.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,069
Portfolio turnover rate J	30 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2050 Fund Class K

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.96
Distributions from net investment income	(.12)
Total distributions	(.12)
Net asset value, end of period	$11.84
Total Return D,E	19.69%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H
Expenses net of fee waivers, if any	.39 % H
Expenses net of all reductions	.39% H
Net investment income (loss)	1.42% H
Supplemental Data
Net assets, end of period (000 omitted)	$120
Portfolio turnover rate I	30 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2050 Fund Class K6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.97
Distributions from net investment income	(.13)
Total distributions	(.13)
Net asset value, end of period	$11.84
Total Return D,E	19.76%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H
Expenses net of fee waivers, if any	.29 % H
Expenses net of all reductions	.29% H
Net investment income (loss)	1.52% H
Supplemental Data
Net assets, end of period (000 omitted)	$760
Portfolio turnover rate I	30 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2050 Fund Class I

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.95
Distributions from net investment income	(.11)
Total distributions	(.11)
Net asset value, end of period	$11.84
Total Return D,E	19.62%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H
Expenses net of fee waivers, if any	.49 % H
Expenses net of all reductions	.49% H
Net investment income (loss)	1.32% H
Supplemental Data
Net assets, end of period (000 omitted)	$153
Portfolio turnover rate I	30 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2050 Fund Class Z

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.96
Distributions from net investment income	(.12)
Total distributions	(.12)
Net asset value, end of period	$11.84
Total Return D,E	19.69%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H
Expenses net of fee waivers, if any	.39 % H
Expenses net of all reductions	.39% H
Net investment income (loss)	1.42% H
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate I	30 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2050 Fund Class Z6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.97
Distributions from net investment income	(.13)
Total distributions	(.13)
Net asset value, end of period	$11.84
Total Return D,E	19.76%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H
Expenses net of fee waivers, if any	.29 % H
Expenses net of all reductions	.29% H
Net investment income (loss)	1.52% H
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate I	30 % H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2055 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	50.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.2
Fidelity Series Sustainable Investment Grade Bond Fund	0.5
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2055 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 50.7%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $1,291,597)	117,524	1,507,828

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	35,297	378,027
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	74,186	848,692
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,135,251)		1,226,719

Bond Funds - 8.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,753	36,121
Fidelity Series Long-Term Treasury Bond Index Fund (a)	33,567	188,984
Fidelity Series Sustainable Investment Grade Bond Fund (a)	1,617	15,650
TOTAL BOND FUNDS (Cost $245,429)		240,755

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,672,277)	2,975,302
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,077)
NET ASSETS - 100.0%	2,974,225

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	10,144	10,075	235	(69)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	66,018	29,103	821	(950)	156	36,121
Fidelity Series International Developed Markets Bond Index Fund	-	13,835	14,068	245	233	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	-	210,962	15,914	2,626	(1,025)	(5,039)	188,984
Fidelity Series Sustainable Emerging Markets Fund	-	370,611	6,273	3,461	(275)	13,964	378,027
Fidelity Series Sustainable Investment Grade Bond Fund	-	86,189	69,975	693	(775)	211	15,650
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	808,699	37,513	5,867	3	77,503	848,692
Fidelity Series Sustainable U.S. Market Fund	-	1,371,649	80,347	12,417	296	216,230	1,507,828
Fidelity Series Treasury Bill Index Fund	-	67,325	67,312	1,341	(13)	-	-
	-	3,005,432	330,580	27,706	(2,575)	303,025	2,975,302

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,507,828	1,507,828	-	-

International Equity Funds	1,226,719	1,226,719	-	-

Bond Funds	240,755	240,755	-	-
Total Investments in Securities:	2,975,302	2,975,302	-	-
Fidelity® Sustainable Target Date 2055 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,672,277)	$2,975,302

Total Investment in Securities (cost $2,672,277)		$2,975,302
Cash		140
Receivable for investments sold		46,669
Receivable for fund shares sold		1,245
Total assets		3,023,356
Liabilities
Payable for investments purchased	$47,902
Payable for fund shares redeemed	12
Accrued management fee	1,010
Distribution and service plan fees payable	189
Other payables and accrued expenses	18
Total liabilities		49,131
Net Assets		$2,974,225
Net Assets consist of:
Paid in capital		$2,671,893
Total accumulated earnings (loss)		302,332
Net Assets		$2,974,225

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($124,201 ÷ 10,501 shares)(a)		$11.83
Maximum offering price per share (100/94.25 of $11.83)		$12.55
Class M :
Net Asset Value and redemption price per share ($181,401 ÷ 15,349 shares)(a)		$11.82
Maximum offering price per share (100/96.50 of $11.82)		$12.25
Class C :
Net Asset Value and offering price per share ($118,032 ÷ 10,000 shares)(a)		$11.80
Fidelity Sustainable Target Date 2055 Fund :
Net Asset Value, offering price and redemption price per share ($1,464,632 ÷ 123,821 shares)		$11.83
Class K :
Net Asset Value, offering price and redemption price per share ($119,684 ÷ 10,107 shares)		$11.84
Class K6 :
Net Asset Value, offering price and redemption price per share ($600,205 ÷ 50,666 shares)		$11.85
Class I :
Net Asset Value, offering price and redemption price per share ($129,183 ÷ 10,911 shares)		$11.84
Class Z :
Net Asset Value, offering price and redemption price per share ($118,423 ÷ 10,000 shares)		$11.84
Class Z6 :
Net Asset Value, offering price and redemption price per share ($118,464 ÷ 10,000 shares)		$11.85
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		For the period May 11, 2023 (commencement of operations) through March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$24,994
Income from Fidelity Central Funds		140
Total income		25,134
Expenses
Management fee	$6,379
Distribution and service plan fees	1,677
Independent trustees' fees and expenses	4
Miscellaneous	35
Total expenses before reductions	8,095
Expense reductions	(2)
Total expenses after reductions		8,093
Net Investment income (loss)		17,041
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,575)
Capital gain distributions from underlying funds:
Affiliated issuers	2,712
Total net realized gain (loss)		137
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	303,025
Total change in net unrealized appreciation (depreciation)		303,025
Net gain (loss)		303,162
Net increase (decrease) in net assets resulting from operations		$320,203
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,041
Net realized gain (loss)	137
Change in net unrealized appreciation (depreciation)	303,025
Net increase (decrease) in net assets resulting from operations	320,203
Distributions to shareholders	(17,871)

Share transactions - net increase (decrease)	2,671,893
Total increase (decrease) in net assets	2,974,225

Net Assets
Beginning of period	-
End of period	$2,974,225

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2055 Fund Class A

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.93
Distributions from net investment income	(.09)
Distributions from net realized gain	- D
Total distributions	(.10) E
Net asset value, end of period	$11.83
Total Return F,G,H	19.34%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.74% K
Expenses net of fee waivers, if any	.74 % K
Expenses net of all reductions	.74% K
Net investment income (loss)	1.02% K
Supplemental Data
Net assets, end of period (000 omitted)	$124
Portfolio turnover rate L	22 % K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2055 Fund Class M

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.90
Distributions from net investment income	(.08)
Distributions from net realized gain	- D
Total distributions	(.08)
Net asset value, end of period	$11.82
Total Return E,F,G	19.06%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.00% J,K
Expenses net of fee waivers, if any	1.00 % J,K
Expenses net of all reductions	.99% J,K
Net investment income (loss)	.77% K
Supplemental Data
Net assets, end of period (000 omitted)	$181
Portfolio turnover rate L	22 % K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2055 Fund Class C

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	1.82
Total from investment operations	1.85
Distributions from net investment income	(.04)
Distributions from net realized gain	- D
Total distributions	(.05) E
Net asset value, end of period	$11.80
Total Return F,G,H	18.49%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.50% K,L
Expenses net of fee waivers, if any	1.50 % K,L
Expenses net of all reductions	1.49% K,L
Net investment income (loss)	.27% L
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate M	22 % L

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2055 Fund

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.95
Distributions from net investment income	(.12)
Distributions from net realized gain	- D
Total distributions	(.12)
Net asset value, end of period	$11.83
Total Return E,F	19.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50% I,J
Expenses net of fee waivers, if any	.50 % I,J
Expenses net of all reductions	.50% I,J
Net investment income (loss)	1.27% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,465
Portfolio turnover rate K	22 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2055 Fund Class K

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.96
Distributions from net investment income	(.11)
Distributions from net realized gain	- D
Total distributions	(.12) E
Net asset value, end of period	$11.84
Total Return F,G	19.66%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39% J
Expenses net of fee waivers, if any	.39 % J
Expenses net of all reductions	.39% J
Net investment income (loss)	1.37% J
Supplemental Data
Net assets, end of period (000 omitted)	$120
Portfolio turnover rate K	22 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2055 Fund Class K6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.97
Distributions from net investment income	(.12)
Distributions from net realized gain	- D
Total distributions	(.12)
Net asset value, end of period	$11.85
Total Return E,F	19.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.30% I,J
Expenses net of fee waivers, if any	.30 % I,J
Expenses net of all reductions	.30% I,J
Net investment income (loss)	1.47% J
Supplemental Data
Net assets, end of period (000 omitted)	$600
Portfolio turnover rate K	22 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2055 Fund Class I

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.95
Distributions from net investment income	(.11)
Distributions from net realized gain	- D
Total distributions	(.11)
Net asset value, end of period	$11.84
Total Return E,F	19.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I
Expenses net of fee waivers, if any	.49 % I
Expenses net of all reductions	.49% I
Net investment income (loss)	1.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$129
Portfolio turnover rate J	22 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2055 Fund Class Z

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.96
Distributions from net investment income	(.11)
Distributions from net realized gain	- D
Total distributions	(.12) E
Net asset value, end of period	$11.84
Total Return F,G	19.66%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39% J
Expenses net of fee waivers, if any	.39 % J
Expenses net of all reductions	.39% J
Net investment income (loss)	1.37% J
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate K	22 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2055 Fund Class Z6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.97
Distributions from net investment income	(.12)
Distributions from net realized gain	- D
Total distributions	(.12)
Net asset value, end of period	$11.85
Total Return E,F	19.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I
Expenses net of fee waivers, if any	.29 % I
Expenses net of all reductions	.29% I
Net investment income (loss)	1.48% I
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate J	22 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2060 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	50.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.2
Fidelity Series Sustainable Investment Grade Bond Fund	0.5
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2060 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 50.7%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $1,044,837)	96,337	1,236,007

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	28,934	309,888
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	60,817	695,744
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $924,471)		1,005,632

Bond Funds - 8.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,894	29,593
Fidelity Series Long-Term Treasury Bond Index Fund (a)	27,515	154,911
Fidelity Series Sustainable Investment Grade Bond Fund (a)	1,330	12,871
TOTAL BOND FUNDS (Cost $201,817)		197,375

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,171,125)	2,439,014
NET OTHER ASSETS (LIABILITIES) - 0.0%	(931)
NET ASSETS - 100.0%	2,438,083

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	8,455	8,394	205	(61)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	55,949	25,597	718	(886)	127	29,593
Fidelity Series International Developed Markets Bond Index Fund	-	12,044	12,249	207	205	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	-	173,413	13,135	2,317	(624)	(4,743)	154,911
Fidelity Series Sustainable Emerging Markets Fund	-	301,803	4,717	3,017	(286)	13,088	309,888
Fidelity Series Sustainable Investment Grade Bond Fund	-	72,156	58,826	596	(632)	173	12,871
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	652,669	25,053	5,113	55	68,073	695,744
Fidelity Series Sustainable U.S. Market Fund	-	1,113,548	69,435	10,663	723	191,171	1,236,007
Fidelity Series Treasury Bill Index Fund	-	59,358	59,343	1,227	(15)	-	-
	-	2,449,395	276,749	24,063	(1,521)	267,889	2,439,014

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,236,007	1,236,007	-	-

International Equity Funds	1,005,632	1,005,632	-	-

Bond Funds	197,375	197,375	-	-
Total Investments in Securities:	2,439,014	2,439,014	-	-
Fidelity® Sustainable Target Date 2060 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,171,125)	$2,439,014

Total Investment in Securities (cost $2,171,125)		$2,439,014
Cash		139
Receivable for investments sold		35,160
Receivable for fund shares sold		12,923
Total assets		2,487,236
Liabilities
Payable for investments purchased	$47,749
Payable for fund shares redeemed	333
Accrued management fee	847
Distribution and service plan fees payable	202
Other payables and accrued expenses	22
Total liabilities		49,153
Net Assets		$2,438,083
Net Assets consist of:
Paid in capital		$2,170,160
Total accumulated earnings (loss)		267,923
Net Assets		$2,438,083

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($228,629 ÷ 19,332 shares)(a)		$11.83
Maximum offering price per share (100/94.25 of $11.83)		$12.55
Class M :
Net Asset Value and redemption price per share ($142,369 ÷ 12,048 shares)(a)		$11.82
Maximum offering price per share (100/96.50 of $11.82)		$12.25
Class C :
Net Asset Value and offering price per share ($117,998 ÷ 10,000 shares)(a)		$11.80
Fidelity Sustainable Target Date 2060 Fund :
Net Asset Value, offering price and redemption price per share ($1,081,475 ÷ 91,456 shares)		$11.83
Class K :
Net Asset Value, offering price and redemption price per share ($119,692 ÷ 10,111 shares)		$11.84
Class K6 :
Net Asset Value, offering price and redemption price per share ($392,775 ÷ 33,168 shares)		$11.84
Class I :
Net Asset Value, offering price and redemption price per share ($118,347 ÷ 10,000 shares)		$11.83
Class Z :
Net Asset Value, offering price and redemption price per share ($118,378 ÷ 10,000 shares)		$11.84
Class Z6 :
Net Asset Value, offering price and redemption price per share ($118,420 ÷ 10,000 shares)		$11.84
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		For the period May 11, 2023 (commencement of operations) through March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$21,799
Income from Fidelity Central Funds		140
Total income		21,939
Expenses
Management fee	$5,598
Distribution and service plan fees	1,740
Independent trustees' fees and expenses	3
Miscellaneous	36
Total expenses before reductions	7,377
Expense reductions	(2)
Total expenses after reductions		7,375
Net Investment income (loss)		14,564
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,521)
Capital gain distributions from underlying funds:
Affiliated issuers	2,264
Total net realized gain (loss)		743
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	267,889
Total change in net unrealized appreciation (depreciation)		267,889
Net gain (loss)		268,632
Net increase (decrease) in net assets resulting from operations		$283,196
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,564
Net realized gain (loss)	743
Change in net unrealized appreciation (depreciation)	267,889
Net increase (decrease) in net assets resulting from operations	283,196
Distributions to shareholders	(15,273)

Share transactions - net increase (decrease)	2,170,160
Total increase (decrease) in net assets	2,438,083

Net Assets
Beginning of period	-
End of period	$2,438,083

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2060 Fund Class A

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09
Net realized and unrealized gain (loss)	1.84
Total from investment operations	1.93
Distributions from net investment income	(.10)
Distributions from net realized gain	- D
Total distributions	(.10)
Net asset value, end of period	$11.83
Total Return E,F,G	19.36%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.75% J,K
Expenses net of fee waivers, if any	.75 % J,K
Expenses net of all reductions	.75% J,K
Net investment income (loss)	1.00% K
Supplemental Data
Net assets, end of period (000 omitted)	$229
Portfolio turnover rate L	21 % K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2060 Fund Class M

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.90
Distributions from net investment income	(.08)
Distributions from net realized gain	- D
Total distributions	(.08)
Net asset value, end of period	$11.82
Total Return E,F,G	19.10%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99% J
Expenses net of fee waivers, if any	.99 % J
Expenses net of all reductions	.99% J
Net investment income (loss)	.75% J
Supplemental Data
Net assets, end of period (000 omitted)	$142
Portfolio turnover rate K	21 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2060 Fund Class C

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.85
Distributions from net investment income	(.05)
Distributions from net realized gain	- D
Total distributions	(.05)
Net asset value, end of period	$11.80
Total Return E,F,G	18.53%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.50% J,K
Expenses net of fee waivers, if any	1.50 % J,K
Expenses net of all reductions	1.50% J,K
Net investment income (loss)	.25% K
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate L	21 % K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2060 Fund

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12
Net realized and unrealized gain (loss)	1.84
Total from investment operations	1.96
Distributions from net investment income	(.12)
Distributions from net realized gain	- D
Total distributions	(.13) E
Net asset value, end of period	$11.83
Total Return F,G	19.64%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.50% J,K
Expenses net of fee waivers, if any	.50 % J,K
Expenses net of all reductions	.50% J,K
Net investment income (loss)	1.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,081
Portfolio turnover rate L	21 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2060 Fund Class K

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.96
Distributions from net investment income	(.12)
Distributions from net realized gain	- D
Total distributions	(.12)
Net asset value, end of period	$11.84
Total Return E,F	19.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I
Expenses net of fee waivers, if any	.39 % I
Expenses net of all reductions	.39% I
Net investment income (loss)	1.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$120
Portfolio turnover rate J	21 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2060 Fund Class K6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.97
Distributions from net investment income	(.13)
Distributions from net realized gain	- D
Total distributions	(.13)
Net asset value, end of period	$11.84
Total Return E,F	19.78%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.30% I,J
Expenses net of fee waivers, if any	.30 % I,J
Expenses net of all reductions	.29% I,J
Net investment income (loss)	1.45% J
Supplemental Data
Net assets, end of period (000 omitted)	$393
Portfolio turnover rate K	21 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2060 Fund Class I

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.95
Distributions from net investment income	(.11)
Distributions from net realized gain	- D
Total distributions	(.12) E
Net asset value, end of period	$11.83
Total Return F,G	19.54%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49% J
Expenses net of fee waivers, if any	.49 % J
Expenses net of all reductions	.49% J
Net investment income (loss)	1.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate K	21 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2060 Fund Class Z

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.96
Distributions from net investment income	(.12)
Distributions from net realized gain	- D
Total distributions	(.12)
Net asset value, end of period	$11.84
Total Return E,F	19.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I
Expenses net of fee waivers, if any	.39 % I
Expenses net of all reductions	.39% I
Net investment income (loss)	1.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate J	21 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2060 Fund Class Z6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.97
Distributions from net investment income	(.13)
Distributions from net realized gain	- D
Total distributions	(.13)
Net asset value, end of period	$11.84
Total Return E,F	19.78%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I
Expenses net of fee waivers, if any	.29 % I
Expenses net of all reductions	.29% I
Net investment income (loss)	1.45% I
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate J	21 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2065 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Sustainable U.S. Market Fund	50.7
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.5
Fidelity Series Sustainable Emerging Markets Fund	12.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.2
Fidelity Series Sustainable Investment Grade Bond Fund	0.5
100.0

Asset Allocation (% of Fund's net assets)

Fidelity® Sustainable Target Date 2065 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 50.7%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $891,005)	83,288	1,068,585

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	25,015	267,912
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	52,579	601,501
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $794,599)		869,413

Bond Funds - 8.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,368	25,594
Fidelity Series Long-Term Treasury Bond Index Fund (a)	23,790	133,938
Fidelity Series Sustainable Investment Grade Bond Fund (a)	1,148	11,109
TOTAL BOND FUNDS (Cost $174,776)		170,641

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,860,380)	2,108,639
NET OTHER ASSETS (LIABILITIES) - 0.0%	(785)
NET ASSETS - 100.0%	2,107,854

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,000,000	1,000,000	140	-	-	-	0.0%
Total	-	1,000,000	1,000,000	140	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	8,274	8,217	192	(57)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	50,500	24,162	668	(852)	108	25,594
Fidelity Series International Developed Markets Bond Index Fund	-	11,073	11,257	194	184	-	-
Fidelity Series Long-Term Treasury Bond Index Fund	-	150,647	11,463	2,141	(852)	(4,394)	133,938
Fidelity Series Sustainable Emerging Markets Fund	-	259,861	3,756	2,804	(275)	12,082	267,912
Fidelity Series Sustainable Investment Grade Bond Fund	-	64,008	52,453	545	(596)	150	11,109
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	561,740	22,942	4,752	(29)	62,732	601,501
Fidelity Series Sustainable U.S. Market Fund	-	950,462	59,548	9,706	90	177,581	1,068,585
Fidelity Series Treasury Bill Index Fund	-	54,363	54,349	1,156	(14)	-	-
	-	2,110,928	248,147	22,158	(2,401)	248,259	2,108,639

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,068,585	1,068,585	-	-

International Equity Funds	869,413	869,413	-	-

Bond Funds	170,641	170,641	-	-
Total Investments in Securities:	2,108,639	2,108,639	-	-
Fidelity® Sustainable Target Date 2065 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,860,380)	$2,108,639

Total Investment in Securities (cost $1,860,380)		$2,108,639
Cash		141
Receivable for investments sold		30,341
Receivable for fund shares sold		12,164
Total assets		2,151,285
Liabilities
Payable for investments purchased	$42,505
Accrued management fee	744
Distribution and service plan fees payable	170
Other payables and accrued expenses	12
Total liabilities		43,431
Net Assets		$2,107,854
Net Assets consist of:
Paid in capital		$1,860,743
Total accumulated earnings (loss)		247,111
Net Assets		$2,107,854

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($118,269 ÷ 10,000 shares)(a)		$11.83
Maximum offering price per share (100/94.25 of $11.83)		$12.55
Class M :
Net Asset Value and redemption price per share ($118,176 ÷ 10,000 shares)(a)		$11.82
Maximum offering price per share (100/96.50 of $11.82)		$12.25
Class C :
Net Asset Value and offering price per share ($118,003 ÷ 10,000 shares)(a)		$11.80
Fidelity Sustainable Target Date 2065 Fund :
Net Asset Value, offering price and redemption price per share ($1,030,549 ÷ 87,157 shares)		$11.82
Class K :
Net Asset Value, offering price and redemption price per share ($119,686 ÷ 10,109 shares)		$11.84
Class K6 :
Net Asset Value, offering price and redemption price per share ($243,532 ÷ 20,565 shares)		$11.84
Class I :
Net Asset Value, offering price and redemption price per share ($122,822 ÷ 10,377 shares)		$11.84
Class Z :
Net Asset Value, offering price and redemption price per share ($118,393 ÷ 10,000 shares)		$11.84
Class Z6 :
Net Asset Value, offering price and redemption price per share ($118,424 ÷ 10,000 shares)		$11.84
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		For the period May 11, 2023 (commencement of operations) through March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$20,184
Income from Fidelity Central Funds		140
Total income		20,324
Expenses
Management fee	$5,164
Distribution and service plan fees	1,645
Independent trustees' fees and expenses	3
Miscellaneous	34
Total expenses before reductions	6,846
Expense reductions	(9)
Total expenses after reductions		6,837
Net Investment income (loss)		13,487
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,401)
Capital gain distributions from underlying funds:
Affiliated issuers	1,974
Total net realized gain (loss)		(427)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	248,259
Total change in net unrealized appreciation (depreciation)		248,259
Net gain (loss)		247,832
Net increase (decrease) in net assets resulting from operations		$261,319
Statement of Changes in Net Assets

For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,487
Net realized gain (loss)	(427)
Change in net unrealized appreciation (depreciation)	248,259
Net increase (decrease) in net assets resulting from operations	261,319
Distributions to shareholders	(14,209)

Share transactions - net increase (decrease)	1,860,744
Total increase (decrease) in net assets	2,107,854

Net Assets
Beginning of period	-
End of period	$2,107,854

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2065 Fund Class A

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09
Net realized and unrealized gain (loss)	1.84
Total from investment operations	1.93
Distributions from net investment income	(.09)
Distributions from net realized gain	- D
Total distributions	(.10) E
Net asset value, end of period	$11.83
Total Return F,G,H	19.35%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.74% K
Expenses net of fee waivers, if any	.74 % K
Expenses net of all reductions	.74% K
Net investment income (loss)	1.00% K
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate L	21 % K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2065 Fund Class M

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.90
Distributions from net investment income	(.08)
Distributions from net realized gain	- D
Total distributions	(.08)
Net asset value, end of period	$11.82
Total Return E,F,G	19.07%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99% J
Expenses net of fee waivers, if any	.99 % J
Expenses net of all reductions	.99% J
Net investment income (loss)	.75% J
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate K	21 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2065 Fund Class C

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.85
Distributions from net investment income	(.05)
Distributions from net realized gain	- D
Total distributions	(.05)
Net asset value, end of period	$11.80
Total Return E,F,G	18.52%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.50% J
Expenses net of fee waivers, if any	1.49 % J
Expenses net of all reductions	1.49% J
Net investment income (loss)	.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate K	21 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2065 Fund

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.95
Distributions from net investment income	(.12)
Distributions from net realized gain	- D
Total distributions	(.13) E
Net asset value, end of period	$11.82
Total Return F,G	19.53%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.50% J,K
Expenses net of fee waivers, if any	.50 % J,K
Expenses net of all reductions	.50% J,K
Net investment income (loss)	1.24% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,031
Portfolio turnover rate L	21 % K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2065 Fund Class K

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.96
Distributions from net investment income	(.12)
Distributions from net realized gain	- D
Total distributions	(.12)
Net asset value, end of period	$11.84
Total Return E,F	19.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I
Expenses net of fee waivers, if any	.39 % I
Expenses net of all reductions	.39% I
Net investment income (loss)	1.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$120
Portfolio turnover rate J	21 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Target Date 2065 Fund Class K6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.97
Distributions from net investment income	(.12)
Distributions from net realized gain	- D
Total distributions	(.13) E
Net asset value, end of period	$11.84
Total Return F,G	19.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29% J
Expenses net of fee waivers, if any	.29 % J
Expenses net of all reductions	.29% J
Net investment income (loss)	1.45% J
Supplemental Data
Net assets, end of period (000 omitted)	$244
Portfolio turnover rate K	21 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2065 Fund Class I

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12
Net realized and unrealized gain (loss)	1.84
Total from investment operations	1.96
Distributions from net investment income	(.11)
Distributions from net realized gain	- D
Total distributions	(.12) E
Net asset value, end of period	$11.84
Total Return F,G	19.63%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49% J
Expenses net of fee waivers, if any	.49 % J
Expenses net of all reductions	.49% J
Net investment income (loss)	1.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$123
Portfolio turnover rate K	21 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2065 Fund Class Z

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.96
Distributions from net investment income	(.12)
Distributions from net realized gain	- D
Total distributions	(.12)
Net asset value, end of period	$11.84
Total Return E,F	19.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I
Expenses net of fee waivers, if any	.39 % I
Expenses net of all reductions	.39% I
Net investment income (loss)	1.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate J	21 % I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Target Date 2065 Fund Class Z6

Years ended March 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.97
Distributions from net investment income	(.12)
Distributions from net realized gain	- D
Total distributions	(.13) E
Net asset value, end of period	$11.84
Total Return F,G	19.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29% J
Expenses net of fee waivers, if any	.29 % J
Expenses net of all reductions	.29% J
Net investment income (loss)	1.45% J
Supplemental Data
Net assets, end of period (000 omitted)	$118
Portfolio turnover rate K	21 % J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended March 31, 2024

1. Organization.
Fidelity Sustainable Target Date Income Fund, Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund and Fidelity Sustainable Target Date 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Sustainable Target Date, Class K, Class K6, Class I, Class Z and Class Z6, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I, Class Z and Class Z6 are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

During March 2024, the Board of Trustees approved the consolidation of Class Z6 into Class K6 for each Fund effective on or about May 24, 2024.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Sustainable Target Date Income Fund	1,070,506	31,813	(15,051)	16,762
Fidelity Sustainable Target Date 2010 Fund	1,022,285	47,044	(15,456)	31,588
Fidelity Sustainable Target Date 2015 Fund	1,062,700	67,842	(16,682)	51,160
Fidelity Sustainable Target Date 2020 Fund	1,695,594	117,075	(19,057)	98,018
Fidelity Sustainable Target Date 2025 Fund	1,648,433	125,734	(19,290)	106,444
Fidelity Sustainable Target Date 2030 Fund	3,218,419	257,311	(21,660)	235,651
Fidelity Sustainable Target Date 2035 Fund	3,251,915	232,695	(13,966)	218,729
Fidelity Sustainable Target Date 2040 Fund	3,184,003	328,843	(9,263)	319,580
Fidelity Sustainable Target Date 2045 Fund	2,698,283	306,540	(6,577)	299,963
Fidelity Sustainable Target Date 2050 Fund	3,333,439	389,242	(9,796)	379,446
Fidelity Sustainable Target Date 2055 Fund	2,674,293	308,380	(7,371)	301,009
Fidelity Sustainable Target Date 2060 Fund	2,172,553	272,930	(6,469)	266,461
Fidelity Sustainable Target Date 2065 Fund	1,861,869	252,817	(6,047)	246,770

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Sustainable Target Date Income Fund	5,020	96	-	16,762
Fidelity Sustainable Target Date 2010 Fund	8,458	134	-	31,588
Fidelity Sustainable Target Date 2015 Fund	8,584	199	-	51,160
Fidelity Sustainable Target Date 2020 Fund	8,122	406	-	98,018
Fidelity Sustainable Target Date 2025 Fund	3,895	-	(17,987)	106,444
Fidelity Sustainable Target Date 2030 Fund	7,435	939	-	235,651
Fidelity Sustainable Target Date 2035 Fund	5,761	1,120	-	218,729
Fidelity Sustainable Target Date 2040 Fund	1,836	1,349	-	319,580
Fidelity Sustainable Target Date 2045 Fund	942	-	(770)	299,963
Fidelity Sustainable Target Date 2050 Fund	881	-	(636)	379,446
Fidelity Sustainable Target Date 2055 Fund	540	783	-	301,009
Fidelity Sustainable Target Date 2060 Fund	442	1,020	-	266,461
Fidelity Sustainable Target Date 2065 Fund	293	48	-	246,770

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Sustainable Target Date 2025 Fund	(17,987)	-	(17,987)
Fidelity Sustainable Target Date 2045 Fund	(770)	-	(770)
Fidelity Sustainable Target Date 2050 Fund	(636)	-	(636)

The tax character of distributions paid was as follows:

March 31, 2024
Ordinary Income ($)
Fidelity Sustainable Target Date Income Fund	26,542
Fidelity Sustainable Target Date 2010 Fund	22,814
Fidelity Sustainable Target Date 2015 Fund	21,990
Fidelity Sustainable Target Date 2020 Fund	25,598
Fidelity Sustainable Target Date 2025 Fund	22,328
Fidelity Sustainable Target Date 2030 Fund	31,687
Fidelity Sustainable Target Date 2035 Fund	20,529
Fidelity Sustainable Target Date 2040 Fund	20,366
Fidelity Sustainable Target Date 2045 Fund	19,437
Fidelity Sustainable Target Date 2050 Fund	24,959
Fidelity Sustainable Target Date 2055 Fund	17,871
Fidelity Sustainable Target Date 2060 Fund	15,273
Fidelity Sustainable Target Date 2065 Fund	14,209

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Target Date Income Fund	1,326,559	259,217
Fidelity Sustainable Target Date 2010 Fund	1,296,520	279,254
Fidelity Sustainable Target Date 2015 Fund	1,343,208	286,082
Fidelity Sustainable Target Date 2020 Fund	2,030,834	339,268
Fidelity Sustainable Target Date 2025 Fund	2,434,292	767,418
Fidelity Sustainable Target Date 2030 Fund	4,335,156	1,117,584
Fidelity Sustainable Target Date 2035 Fund	3,729,047	478,898
Fidelity Sustainable Target Date 2040 Fund	3,671,849	488,461
Fidelity Sustainable Target Date 2045 Fund	3,586,999	886,556
Fidelity Sustainable Target Date 2050 Fund	3,921,788	586,081
Fidelity Sustainable Target Date 2055 Fund	3,005,432	330,580
Fidelity Sustainable Target Date 2060 Fund	2,449,395	276,749
Fidelity Sustainable Target Date 2065 Fund	2,110,928	248,147
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Sustainable Target Date Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6)
Fidelity Sustainable Target Date Income Fund	.41%	.31%
Fidelity Sustainable Target Date 2010 Fund	.41%	.31%
Fidelity Sustainable Target Date 2015 Fund	.42%	.32%
Fidelity Sustainable Target Date 2020 Fund	.44%	.34%
Fidelity Sustainable Target Date 2025 Fund	.45%	.35%
Fidelity Sustainable Target Date 2030 Fund	.46%	.36%
Fidelity Sustainable Target Date 2035 Fund	.47%	.37%
Fidelity Sustainable Target Date 2040 Fund	.48%	.38%
Fidelity Sustainable Target Date 2045 Fund	.49%	.39%
Fidelity Sustainable Target Date 2050 Fund	.49%	.39%
Fidelity Sustainable Target Date 2055 Fund	.49%	.39%
Fidelity Sustainable Target Date 2060 Fund	.49%	.39%
Fidelity Sustainable Target Date 2065 Fund	.49%	.39%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 and Class Z6 of each Fund as necessary so that Class K6 and Class Z6 total expenses do not exceed certain amounts of Class K6 and Class Z6 average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6, Z6)
Fidelity Sustainable Target Date Income Fund	.21%
Fidelity Sustainable Target Date 2010 Fund	.21%
Fidelity Sustainable Target Date 2015 Fund	.22%
Fidelity Sustainable Target Date 2020 Fund	.24%
Fidelity Sustainable Target Date 2025 Fund	.25%
Fidelity Sustainable Target Date 2030 Fund	.26%
Fidelity Sustainable Target Date 2035 Fund	.27%
Fidelity Sustainable Target Date 2040 Fund	.28%
Fidelity Sustainable Target Date 2045 Fund	.29%
Fidelity Sustainable Target Date 2050 Fund	.29%
Fidelity Sustainable Target Date 2055 Fund	.29%
Fidelity Sustainable Target Date 2060 Fund	.29%
Fidelity Sustainable Target Date 2065 Fund	.29%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Sustainable Target Date Income Fund
Class A	- %	.25%	220	220
Class M	.25%	.25%	440	440
Class C	.75%	.25%	881	881
			1,541	1,541
Fidelity Sustainable Target Date 2010 Fund
Class A	- %	.25%	223	223
Class M	.25%	.25%	444	444
Class C	.75%	.25%	888	888
			1,555	1,555
Fidelity Sustainable Target Date 2015 Fund
Class A	- %	.25%	224	224
Class M	.25%	.25%	448	448
Class C	.75%	.25%	894	895
			1,566	1,567
Fidelity Sustainable Target Date 2020 Fund
Class A	- %	.25%	285	226
Class M	.25%	.25%	450	450
Class C	.75%	.25%	900	900
			1,635	1,576
Fidelity Sustainable Target Date 2025 Fund
Class A	- %	.25%	250	227
Class M	.25%	.25%	454	227
Class C	.75%	.25%	905	905
			1,609	1,359
Fidelity Sustainable Target Date 2030 Fund
Class A	- %	.25%	437	238
Class M	.25%	.25%	492	456
Class C	.75%	.25%	923	923
			1,852	1,617
Fidelity Sustainable Target Date 2035 Fund
Class A	- %	.25%	305	231
Class M	.25%	.25%	462	462
Class C	.75%	.25%	924	924
			1,691	1,617
Fidelity Sustainable Target Date 2040 Fund
Class A	- %	.25%	460	234
Class M	.25%	.25%	472	468
Class C	.75%	.25%	937	937
			1,869	1,639
Fidelity Sustainable Target Date 2045 Fund
Class A	- %	.25%	238	236
Class M	.25%	.25%	470	470
Class C	.75%	.25%	940	940
			1,648	1,646
Fidelity Sustainable Target Date 2050 Fund
Class A	- %	.25%	273	236
Class M	.25%	.25%	472	470
Class C	.75%	.25%	940	940
			1,685	1,646
Fidelity Sustainable Target Date 2055 Fund
Class A	- %	.25%	241	235
Class M	.25%	.25%	496	468
Class C	.75%	.25%	940	940
			1,677	1,643
Fidelity Sustainable Target Date 2060 Fund
Class A	- %	.25%	266	236
Class M	.25%	.25%	534	470
Class C	.75%	.25%	940	940
			1,740	1,646
Fidelity Sustainable Target Date 2065 Fund
Class A	- %	.25%	235	235
Class M	.25%	.25%	470	470
Class C	.75%	.25%	940	940
			1,645	1,645

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Sustainable Target Date 2020 Fund
Class A	3
3
Fidelity Sustainable Target Date 2025 Fund
Class A	126
126
Fidelity Sustainable Target Date 2035 Fund
Class M	2
2
Fidelity Sustainable Target Date 2040 Fund
Class A	130
Class M	18
148
Fidelity Sustainable Target Date 2045 Fund
Class A	226
Class M	17
243

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of class-level average net assets on an annual basis. This reimbursement will remain in place through July 31, 2025. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement ($)
Fidelity Sustainable Target Date 2065 Fund
Class A	1
Class M	1
Class C	1
Class K	1
Class I	1
Class Z	1
Class Z6	1

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Sustainable Target Date Income Fund	2
Fidelity Sustainable Target Date 2010 Fund	2
Fidelity Sustainable Target Date 2015 Fund	2
Fidelity Sustainable Target Date 2020 Fund	2
Fidelity Sustainable Target Date 2025 Fund	2
Fidelity Sustainable Target Date 2030 Fund	2
Fidelity Sustainable Target Date 2035 Fund	2
Fidelity Sustainable Target Date 2040 Fund	2
Fidelity Sustainable Target Date 2045 Fund	2
Fidelity Sustainable Target Date 2050 Fund	2
Fidelity Sustainable Target Date 2055 Fund	2
Fidelity Sustainable Target Date 2060 Fund	2
Fidelity Sustainable Target Date 2065 Fund	2
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

Year ended March 31, 2024A
Fidelity Sustainable Target Date Income Fund
Distributions to shareholders
Class A	$2,490
Class M	2,290
Class C	1,920
Fidelity Sustainable Target Date Income Fund	5,877
Class K	2,787
Class K6	2,878
Class I	2,690
Class Z	2,770
Class Z6	2,840
Total	$26,542
Fidelity Sustainable Target Date 2010 Fund
Distributions to shareholders
Class A	$2,190
Class M	2,030
Class C	1,710
Fidelity Sustainable Target Date 2010 Fund	4,704
Class K	2,410
Class K6	2,470
Class I	2,420
Class Z	2,410
Class Z6	2,470
Total	$22,814
Fidelity Sustainable Target Date 2015 Fund
Distributions to shareholders
Class A	$2,020
Class M	1,860
Class C	1,550
Fidelity Sustainable Target Date 2015 Fund	5,280
Class K	2,240
Class K6	2,310
Class I	2,180
Class Z	2,240
Class Z6	2,310
Total	$21,990
Fidelity Sustainable Target Date 2020 Fund
Distributions to shareholders
Class A	$2,451
Class M	1,510
Class C	1,190
Fidelity Sustainable Target Date 2020 Fund	10,528
Class K	1,890
Class K6	1,960
Class I	2,219
Class Z	1,890
Class Z6	1,960
Total	$25,598
Fidelity Sustainable Target Date 2025 Fund
Distributions to shareholders
Class A	$2,030
Class M	1,550
Class C	1,230
Fidelity Sustainable Target Date 2025 Fund	7,788
Class K	1,930
Class K6	2,000
Class I	1,870
Class Z	1,930
Class Z6	2,000
Total	$22,328
Fidelity Sustainable Target Date 2030 Fund
Distributions to shareholders
Class A	$2,485
Class M	1,262
Class C	866
Fidelity Sustainable Target Date 2030 Fund	18,978
Class K	1,540
Class K6	1,610
Class I	1,796
Class Z	1,540
Class Z6	1,610
Total	$31,687
Fidelity Sustainable Target Date 2035 Fund
Distributions to shareholders
Class A	$1,636
Class M	1,090
Class C	770
Fidelity Sustainable Target Date 2035 Fund	9,553
Class K	1,480
Class K6	1,550
Class I	1,420
Class Z	1,480
Class Z6	1,550
Total	$20,529
Fidelity Sustainable Target Date 2040 Fund
Distributions to shareholders
Class A	$2,576
Class M	730
Class C	400
Fidelity Sustainable Target Date 2040 Fund	10,990
Class K	1,120
Class K6	1,190
Class I	1,050
Class Z	1,120
Class Z6	1,190
Total	$20,366
Fidelity Sustainable Target Date 2045 Fund
Distributions to shareholders
Class A	$1,000
Class M	820
Class C	500
Fidelity Sustainable Target Date 2045 Fund	10,967
Class K	1,220
Class K6	1,280
Class I	1,150
Class Z	1,220
Class Z6	1,280
Total	$19,437
Fidelity Sustainable Target Date 2050 Fund
Distributions to shareholders
Class A	$1,127
Class M	810
Class C	490
Fidelity Sustainable Target Date 2050 Fund	16,376
Class K	1,210
Class K6	1,270
Class I	1,196
Class Z	1,210
Class Z6	1,270
Total	$24,959
Fidelity Sustainable Target Date 2055 Fund
Distributions to shareholders
Class A	$1,018
Class M	852
Class C	460
Fidelity Sustainable Target Date 2055 Fund	9,591
Class K	1,180
Class K6	1,240
Class I	1,110
Class Z	1,180
Class Z6	1,240
Total	$17,871
Fidelity Sustainable Target Date 2060 Fund
Distributions to shareholders
Class A	$990
Class M	942
Class C	500
Fidelity Sustainable Target Date 2060 Fund	6,641
Class K	1,230
Class K6	1,290
Class I	1,160
Class Z	1,230
Class Z6	1,290
Total	$15,273
Fidelity Sustainable Target Date 2065 Fund
Distributions to shareholders
Class A	$980
Class M	820
Class C	490
Fidelity Sustainable Target Date 2065 Fund	5,756
Class K	1,210
Class K6	1,280
Class I	1,183
Class Z	1,210
Class Z6	1,280
Total	$14,209

A For the period May 11, 2023 (commencement of operations) through March 31, 2024.
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended March 31, 2024A	Year ended March 31, 2024A
Fidelity Sustainable Target Date Income Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date Income Fund
Shares sold	22,487	$224,808
Reinvestment of distributions	586	5,867
Shares redeemed	(363)	(3,644)
Net increase (decrease)	22,710	$227,031
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	278	2,787
Net increase (decrease)	10,278	$102,787
Class K6
Shares sold	13,182	$132,359
Reinvestment of distributions	287	2,878
Net increase (decrease)	13,469	$135,237
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2010 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2010 Fund
Shares sold	21,197	$212,141
Reinvestment of distributions	459	4,701
Shares redeemed	(1,125)	(11,426)
Net increase (decrease)	20,531	$205,416
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	235	2,410
Net increase (decrease)	10,235	$102,410
Class K6
Shares sold	10,000	$100,000
Reinvestment of distributions	241	2,470
Net increase (decrease)	10,241	$102,470
Class I
Shares sold	10,300	$102,994
Reinvestment of distributions	7	70
Net increase (decrease)	10,307	$103,064
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2015 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2015 Fund
Shares sold	24,411	$244,494
Reinvestment of distributions	510	5,277
Shares redeemed	(76)	(769)
Net increase (decrease)	24,845	$249,002
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	216	2,240
Net increase (decrease)	10,216	$102,240
Class K6
Shares sold	10,000	$100,000
Reinvestment of distributions	223	2,310
Net increase (decrease)	10,223	$102,310
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2020 Fund
Class A
Shares sold	14,084	$140,980
Reinvestment of distributions	68	711
Net increase (decrease)	14,152	$141,691
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2020 Fund
Shares sold	56,178	$565,944
Reinvestment of distributions	1,005	10,526
Shares redeemed	(1,962)	(19,944)
Net increase (decrease)	55,221	$556,526
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	180	1,890
Net increase (decrease)	10,180	$101,890
Class K6
Shares sold	34,814	$365,010
Reinvestment of distributions	187	1,960
Shares redeemed	(90)	(960)
Net increase (decrease)	34,911	$366,010
Class I
Shares sold	11,994	$120,000
Reinvestment of distributions	35	369
Net increase (decrease)	12,029	$120,369
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2025 Fund
Class A
Shares sold	11,664	$116,499
Reinvestment of distributions	27	290
Net increase (decrease)	11,691	$116,789
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2025 Fund
Shares sold	101,091	$1,044,775
Reinvestment of distributions	487	5,145
Shares redeemed	(41,760)	(411,639)
Net increase (decrease)	59,818	$638,281
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	183	1,930
Net increase (decrease)	10,183	$101,930
Class K6
Shares sold	33,955	$358,707
Reinvestment of distributions	189	2,000
Shares redeemed	(5,132)	(55,737)
Net increase (decrease)	29,012	$304,970
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2030 Fund
Class A
Shares sold	50,338	$525,251
Reinvestment of distributions	98	1,045
Shares redeemed	(2,383)	(26,025)
Net increase (decrease)	48,053	$500,271
Class M
Shares sold	10,876	$108,876
Reinvestment of distributions	10	102
Net increase (decrease)	10,886	$108,978
Class C
Shares sold	10,381	$103,980
Reinvestment of distributions	2	16
Net increase (decrease)	10,383	$103,996
Fidelity Sustainable Target Date 2030 Fund
Shares sold	216,706	$2,221,623
Reinvestment of distributions	1,561	16,675
Shares redeemed	(58,972)	(595,524)
Net increase (decrease)	159,295	$1,642,774
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	144	1,540
Net increase (decrease)	10,144	$101,540
Class K6
Shares sold	39,709	$426,877
Reinvestment of distributions	151	1,610
Net increase (decrease)	39,860	$428,487
Class I
Shares sold	12,206	$122,450
Reinvestment of distributions	28	296
Net increase (decrease)	12,234	$122,746
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2035 Fund
Class A
Shares sold	15,336	$156,274
Reinvestment of distributions	34	367
Net increase (decrease)	15,370	$156,641
Class M
Shares sold	10,004	$100,048
Net increase (decrease)	10,004	$100,048
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2035 Fund
Shares sold	115,290	$1,215,922
Reinvestment of distributions	811	8,792
Shares redeemed	(12,798)	(133,472)
Net increase (decrease)	103,303	$1,091,242
Class K
Shares sold	10,001	$100,000
Reinvestment of distributions	136	1,480
Net increase (decrease)	10,137	$101,480
Class K6
Shares sold	114,030	$1,267,883
Reinvestment of distributions	143	1,550
Shares redeemed	(901)	(10,269)
Net increase (decrease)	113,272	$1,259,164
Class I
Shares sold	22,593	$238,643
Shares redeemed	(293)	(3,186)
Net increase (decrease)	22,300	$235,457
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2040 Fund
Class A
Shares sold	30,631	$321,049
Reinvestment of distributions	138	1,526
Shares redeemed	(4,625)	(48,536)
Net increase (decrease)	26,144	$274,039
Class M
Shares sold	10,985	$111,424
Net increase (decrease)	10,985	$111,424
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2040 Fund
Shares sold	163,454	$1,752,043
Reinvestment of distributions	928	10,231
Shares redeemed	(6,275)	(65,343)
Net increase (decrease)	158,107	$1,696,931
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	101	1,120
Net increase (decrease)	10,101	$101,120
Class K6
Shares sold	54,519	$612,884
Reinvestment of distributions	108	1,190
Shares redeemed	(2,873)	(33,443)
Net increase (decrease)	51,754	$580,631
Class I
Shares sold	11,394	$115,492
Net increase (decrease)	11,394	$115,492
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2045 Fund
Class A
Shares sold	10,513	$105,856
Reinvestment of distributions	1	10
Net increase (decrease)	10,514	$105,866
Class M
Shares sold	10,060	$100,691
Net increase (decrease)	10,060	$100,691
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2045 Fund
Shares sold	169,560	$1,791,958
Reinvestment of distributions	973	10,766
Shares redeemed	(50,751)	(526,568)
Net increase (decrease)	119,782	$1,276,156
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	110	1,220
Net increase (decrease)	10,110	$101,220
Class K6
Shares sold	65,111	$738,764
Reinvestment of distributions	116	1,280
Shares redeemed	(4,855)	(56,901)
Net increase (decrease)	60,372	$683,143
Class I
Shares sold	12,551	$130,000
Net increase (decrease)	12,551	$130,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2050 Fund
Class A
Shares sold	11,942	$119,841
Reinvestment of distributions	13	147
Shares redeemed	(442)	(5,225)
Net increase (decrease)	11,513	$114,763
Class M
Shares sold	10,230	$102,500
Shares redeemed	(230)	(2,656)
Net increase (decrease)	10,000	$99,844
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2050 Fund
Shares sold	192,506	$2,030,029
Reinvestment of distributions	1,389	15,378
Shares redeemed	(18,873)	(191,530)
Net increase (decrease)	175,022	$1,853,877
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	109	1,210
Net increase (decrease)	10,109	$101,210
Class K6
Shares sold	64,073	$729,098
Reinvestment of distributions	115	1,270
Net increase (decrease)	64,188	$730,368
Class I
Shares sold	12,975	$132,122
Reinvestment of distributions	5	56
Shares redeemed	(35)	(376)
Net increase (decrease)	12,945	$131,802
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2055 Fund
Class A
Shares sold	10,506	$104,907
Reinvestment of distributions	4	48
Shares redeemed	(9)	(96)
Net increase (decrease)	10,501	$104,859
Class M
Shares sold	15,345	$161,626
Reinvestment of distributions	4	42
Net increase (decrease)	15,349	$161,668
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2055 Fund
Shares sold	125,067	$1,337,002
Reinvestment of distributions	731	8,092
Shares redeemed	(1,977)	(21,983)
Net increase (decrease)	123,821	$1,323,111
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	107	1,180
Net increase (decrease)	10,107	$101,180
Class K6
Shares sold	51,313	$578,835
Reinvestment of distributions	112	1,240
Shares redeemed	(759)	(8,907)
Net increase (decrease)	50,666	$571,168
Class I
Shares sold	10,911	$109,907
Net increase (decrease)	10,911	$109,907
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2060 Fund
Class A
Shares sold	19,332	$205,129
Net increase (decrease)	19,332	$205,129
Class M
Shares sold	12,039	$121,364
Reinvestment of distributions	9	102
Net increase (decrease)	12,048	$121,466
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2060 Fund
Shares sold	93,610	$998,333
Reinvestment of distributions	543	6,008
Shares redeemed	(2,697)	(30,476)
Net increase (decrease)	91,456	$973,865
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	111	1,230
Net increase (decrease)	10,111	$101,230
Class K6
Shares sold	33,386	$371,060
Reinvestment of distributions	116	1,290
Shares redeemed	(334)	(3,880)
Net increase (decrease)	33,168	$368,470
Class I
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2065 Fund
Class A
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class M
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class C
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Fidelity Sustainable Target Date 2065 Fund
Shares sold	87,620	$937,939
Reinvestment of distributions	486	5,375
Shares redeemed	(949)	(10,151)
Net increase (decrease)	87,157	$933,163
Class K
Shares sold	10,000	$100,000
Reinvestment of distributions	109	1,210
Net increase (decrease)	10,109	$101,210
Class K6
Shares sold	20,736	$224,434
Reinvestment of distributions	116	1,280
Shares redeemed	(287)	(3,376)
Net increase (decrease)	20,565	$222,338
Class I
Shares sold	10,374	$104,000
Reinvestment of distributions	3	33
Net increase (decrease)	10,377	$104,033
Class Z
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000
Class Z6
Shares sold	10,000	$100,000
Net increase (decrease)	10,000	$100,000

A For the period May 11,2023 (commencement of operations) through March 31, 2024.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Target Date Income Fund	76%
Fidelity Sustainable Target Date 2010 Fund	79%
Fidelity Sustainable Target Date 2015 Fund	76%
Fidelity Sustainable Target Date 2020 Fund	48%
Fidelity Sustainable Target Date 2025 Fund	52%
Fidelity Sustainable Target Date 2030 Fund	26%
Fidelity Sustainable Target Date 2035 Fund	26%
Fidelity Sustainable Target Date 2040 Fund	27%
Fidelity Sustainable Target Date 2045 Fund	32%
Fidelity Sustainable Target Date 2050 Fund	26%
Fidelity Sustainable Target Date 2055 Fund	32%
Fidelity Sustainable Target Date 2060 Fund	39%
Fidelity Sustainable Target Date 2065 Fund	45%

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Sustainable Target Date 2030 Fund	Fidelity Sustainable Target Date 2040 Fund	Fidelity Sustainable Target Date 2050 Fund
Fidelity Series Sustainable Investment Grade Bond Fund	10%	-%	-%
Fidelity Series Sustainable U.S. Market Fund	-%	10%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Sustainable Emerging Markets Fund	51%
Fidelity Series Sustainable Investment Grade Bond Fund	53%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	68%
Fidelity Series Sustainable U.S. Market Fund	77%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Sustainable Target Date Income Fund, Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, and Fidelity Sustainable Target Date 2065 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Sustainable Target Date Income Fund, Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, and Fidelity Sustainable Target Date 2065 Fund (thirteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period May 11, 2023 (commencement of operations) through March 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period May 11, 2023 (commencement of operations) through March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving is Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President or Director of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022). Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024
Fidelity® Sustainable Target Date Income Fund
Class A	.66%
Actual		$ 1,000	$ 1,074.30	$ 3.42
Hypothetical-B		$ 1,000	$ 1,021.70	$ 3.34
Class M	.91%
Actual		$ 1,000	$ 1,072.90	$ 4.72
Hypothetical-B		$ 1,000	$ 1,020.45	$ 4.60
Class C	1.41%
Actual		$ 1,000	$ 1,070.50	$ 7.30
Hypothetical-B		$ 1,000	$ 1,017.95	$ 7.11
Fidelity® Sustainable Target Date Income Fund	.41%
Actual		$ 1,000	$ 1,075.80	$ 2.13
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class K	.31%
Actual		$ 1,000	$ 1,075.30	$ 1.61
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57
Class K6	.21%
Actual		$ 1,000	$ 1,076.30	$ 1.09
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Class I	.41%
Actual		$ 1,000	$ 1,074.60	$ 2.13
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class Z	.31%
Actual		$ 1,000	$ 1,075.40	$ 1.61
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57
Class Z6	.21%
Actual		$ 1,000	$ 1,076.20	$ 1.09
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Fidelity® Sustainable Target Date 2010 Fund
Class A	.66%
Actual		$ 1,000	$ 1,087.30	$ 3.44
Hypothetical-B		$ 1,000	$ 1,021.70	$ 3.34
Class M	.91%
Actual		$ 1,000	$ 1,086.80	$ 4.75
Hypothetical-B		$ 1,000	$ 1,020.45	$ 4.60
Class C	1.41%
Actual		$ 1,000	$ 1,083.60	$ 7.34
Hypothetical-B		$ 1,000	$ 1,017.95	$ 7.11
Fidelity® Sustainable Target Date 2010 Fund	.41%
Actual		$ 1,000	$ 1,088.90	$ 2.14
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class K	.31%
Actual		$ 1,000	$ 1,090.60	$ 1.62
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57
Class K6	.21%
Actual		$ 1,000	$ 1,091.20	$ 1.10
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Class I	.41%
Actual		$ 1,000	$ 1,088.90	$ 2.14
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class Z	.31%
Actual		$ 1,000	$ 1,090.60	$ 1.62
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57
Class Z6	.21%
Actual		$ 1,000	$ 1,091.20	$ 1.10
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Fidelity® Sustainable Target Date 2015 Fund
Class A	.67%
Actual		$ 1,000	$ 1,104.10	$ 3.52
Hypothetical-B		$ 1,000	$ 1,021.65	$ 3.39
Class M	.92%
Actual		$ 1,000	$ 1,103.60	$ 4.84
Hypothetical-B		$ 1,000	$ 1,020.40	$ 4.65
Class C	1.42%
Actual		$ 1,000	$ 1,099.40	$ 7.45
Hypothetical-B		$ 1,000	$ 1,017.90	$ 7.16
Fidelity® Sustainable Target Date 2015 Fund	.42%
Actual		$ 1,000	$ 1,105.90	$ 2.21
Hypothetical-B		$ 1,000	$ 1,022.90	$ 2.12
Class K	.32%
Actual		$ 1,000	$ 1,105.20	$ 1.68
Hypothetical-B		$ 1,000	$ 1,023.40	$ 1.62
Class K6	.22%
Actual		$ 1,000	$ 1,107.00	$ 1.16
Hypothetical-B		$ 1,000	$ 1,023.90	$ 1.11
Class I	.42%
Actual		$ 1,000	$ 1,105.70	$ 2.21
Hypothetical-B		$ 1,000	$ 1,022.90	$ 2.12
Class Z	.32%
Actual		$ 1,000	$ 1,105.20	$ 1.68
Hypothetical-B		$ 1,000	$ 1,023.40	$ 1.62
Class Z6	.22%
Actual		$ 1,000	$ 1,107.00	$ 1.16
Hypothetical-B		$ 1,000	$ 1,023.90	$ 1.11
Fidelity® Sustainable Target Date 2020 Fund
Class A	.69%
Actual		$ 1,000	$ 1,119.60	$ 3.66
Hypothetical-B		$ 1,000	$ 1,021.55	$ 3.49
Class M	.94%
Actual		$ 1,000	$ 1,118.30	$ 4.98
Hypothetical-B		$ 1,000	$ 1,020.30	$ 4.75
Class C	1.44%
Actual		$ 1,000	$ 1,115.20	$ 7.61
Hypothetical-B		$ 1,000	$ 1,017.80	$ 7.26
Fidelity® Sustainable Target Date 2020 Fund	.44%
Actual		$ 1,000	$ 1,120.60	$ 2.33
Hypothetical-B		$ 1,000	$ 1,022.80	$ 2.23
Class K	.34%
Actual		$ 1,000	$ 1,122.10	$ 1.80
Hypothetical-B		$ 1,000	$ 1,023.30	$ 1.72
Class K6	.24%
Actual		$ 1,000	$ 1,121.70	$ 1.27
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21
Class I	.44%
Actual		$ 1,000	$ 1,120.70	$ 2.33
Hypothetical-B		$ 1,000	$ 1,022.80	$ 2.23
Class Z	.34%
Actual		$ 1,000	$ 1,122.10	$ 1.80
Hypothetical-B		$ 1,000	$ 1,023.30	$ 1.72
Class Z6	.24%
Actual		$ 1,000	$ 1,121.70	$ 1.27
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21
Fidelity® Sustainable Target Date 2025 Fund
Class A	.70%
Actual		$ 1,000	$ 1,132.80	$ 3.73
Hypothetical-B		$ 1,000	$ 1,021.50	$ 3.54
Class M	.95%
Actual		$ 1,000	$ 1,130.90	$ 5.06
Hypothetical-B		$ 1,000	$ 1,020.25	$ 4.80
Class C	1.45%
Actual		$ 1,000	$ 1,128.80	$ 7.72
Hypothetical-B		$ 1,000	$ 1,017.75	$ 7.31
Fidelity® Sustainable Target Date 2025 Fund	.45%
Actual		$ 1,000	$ 1,133.60	$ 2.40
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Class K	.35%
Actual		$ 1,000	$ 1,134.70	$ 1.87
Hypothetical-B		$ 1,000	$ 1,023.25	$ 1.77
Class K6	.25%
Actual		$ 1,000	$ 1,134.20	$ 1.33
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Class I	.45%
Actual		$ 1,000	$ 1,134.00	$ 2.40
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Class Z	.35%
Actual		$ 1,000	$ 1,134.70	$ 1.87
Hypothetical-B		$ 1,000	$ 1,023.25	$ 1.77
Class Z6	.25%
Actual		$ 1,000	$ 1,134.20	$ 1.33
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Fidelity® Sustainable Target Date 2030 Fund
Class A	.71%
Actual		$ 1,000	$ 1,143.30	$ 3.80
Hypothetical-B		$ 1,000	$ 1,021.45	$ 3.59
Class M	.96%
Actual		$ 1,000	$ 1,141.50	$ 5.14
Hypothetical-B		$ 1,000	$ 1,020.20	$ 4.85
Class C	1.46%
Actual		$ 1,000	$ 1,138.40	$ 7.81
Hypothetical-B		$ 1,000	$ 1,017.70	$ 7.36
Fidelity® Sustainable Target Date 2030 Fund	.46%
Actual		$ 1,000	$ 1,144.70	$ 2.47
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33
Class K	.36%
Actual		$ 1,000	$ 1,144.00	$ 1.93
Hypothetical-B		$ 1,000	$ 1,023.20	$ 1.82
Class K6	.26%
Actual		$ 1,000	$ 1,144.80	$ 1.39
Hypothetical-B		$ 1,000	$ 1,023.70	$ 1.32
Class I	.46%
Actual		$ 1,000	$ 1,143.70	$ 2.47
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33
Class Z	.36%
Actual		$ 1,000	$ 1,144.00	$ 1.93
Hypothetical-B		$ 1,000	$ 1,023.20	$ 1.82
Class Z6	.26%
Actual		$ 1,000	$ 1,144.80	$ 1.39
Hypothetical-B		$ 1,000	$ 1,023.70	$ 1.32
Fidelity® Sustainable Target Date 2035 Fund
Class A	.72%
Actual		$ 1,000	$ 1,160.50	$ 3.89
Hypothetical-B		$ 1,000	$ 1,021.40	$ 3.64
Class M	.97%
Actual		$ 1,000	$ 1,158.70	$ 5.23
Hypothetical-B		$ 1,000	$ 1,020.15	$ 4.90
Class C	1.47%
Actual		$ 1,000	$ 1,156.60	$ 7.93
Hypothetical-B		$ 1,000	$ 1,017.65	$ 7.41
Fidelity® Sustainable Target Date 2035 Fund	.47%
Actual		$ 1,000	$ 1,161.70	$ 2.54
Hypothetical-B		$ 1,000	$ 1,022.65	$ 2.38
Class K	.37%
Actual		$ 1,000	$ 1,161.40	$ 2.00
Hypothetical-B		$ 1,000	$ 1,023.15	$ 1.87
Class K6	.27%
Actual		$ 1,000	$ 1,163.10	$ 1.46
Hypothetical-B		$ 1,000	$ 1,023.65	$ 1.37
Class I	.47%
Actual		$ 1,000	$ 1,161.90	$ 2.54
Hypothetical-B		$ 1,000	$ 1,022.65	$ 2.38
Class Z	.37%
Actual		$ 1,000	$ 1,161.40	$ 2.00
Hypothetical-B		$ 1,000	$ 1,023.15	$ 1.87
Class Z6	.27%
Actual		$ 1,000	$ 1,163.10	$ 1.46
Hypothetical-B		$ 1,000	$ 1,023.65	$ 1.37
Fidelity® Sustainable Target Date 2040 Fund
Class A	.73%
Actual		$ 1,000	$ 1,182.00	$ 3.98
Hypothetical-B		$ 1,000	$ 1,021.35	$ 3.69
Class M	.98%
Actual		$ 1,000	$ 1,179.60	$ 5.34
Hypothetical-B		$ 1,000	$ 1,020.10	$ 4.95
Class C	1.48%
Actual		$ 1,000	$ 1,176.40	$ 8.05
Hypothetical-B		$ 1,000	$ 1,017.60	$ 7.47
Fidelity® Sustainable Target Date 2040 Fund	.48%
Actual		$ 1,000	$ 1,183.50	$ 2.62
Hypothetical-B		$ 1,000	$ 1,022.60	$ 2.43
Class K	.38%
Actual		$ 1,000	$ 1,183.40	$ 2.07
Hypothetical-B		$ 1,000	$ 1,023.10	$ 1.92
Class K6	.28%
Actual		$ 1,000	$ 1,184.10	$ 1.53
Hypothetical-B		$ 1,000	$ 1,023.60	$ 1.42
Class I	.48%
Actual		$ 1,000	$ 1,183.80	$ 2.62
Hypothetical-B		$ 1,000	$ 1,022.60	$ 2.43
Class Z	.38%
Actual		$ 1,000	$ 1,183.40	$ 2.07
Hypothetical-B		$ 1,000	$ 1,023.10	$ 1.92
Class Z6	.28%
Actual		$ 1,000	$ 1,184.10	$ 1.53
Hypothetical-B		$ 1,000	$ 1,023.60	$ 1.42
Fidelity® Sustainable Target Date 2045 Fund
Class A	.74%
Actual		$ 1,000	$ 1,190.00	$ 4.05
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class M	.99%
Actual		$ 1,000	$ 1,188.40	$ 5.42
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class C	1.49%
Actual		$ 1,000	$ 1,184.10	$ 8.14
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52
Fidelity® Sustainable Target Date 2045 Fund	.49%
Actual		$ 1,000	$ 1,190.50	$ 2.68
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 1,191.10	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,191.70	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 1,191.50	$ 2.68
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 1,191.10	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,191.70	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Fidelity® Sustainable Target Date 2050 Fund
Class A	.74%
Actual		$ 1,000	$ 1,189.90	$ 4.05
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class M	.99%
Actual		$ 1,000	$ 1,188.30	$ 5.42
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class C	1.49%
Actual		$ 1,000	$ 1,185.20	$ 8.14
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52
Fidelity® Sustainable Target Date 2050 Fund	.49%
Actual		$ 1,000	$ 1,190.40	$ 2.68
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 1,191.00	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,191.60	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 1,191.40	$ 2.68
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 1,191.00	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,191.60	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Fidelity® Sustainable Target Date 2055 Fund
Class A	.74%
Actual		$ 1,000	$ 1,189.80	$ 4.05
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class M	.99%
Actual		$ 1,000	$ 1,188.30	$ 5.42
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class C	1.49%
Actual		$ 1,000	$ 1,183.70	$ 8.13
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52
Fidelity® Sustainable Target Date 2055 Fund	.49%
Actual		$ 1,000	$ 1,190.10	$ 2.68
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 1,190.70	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,192.30	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 1,191.10	$ 2.68
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 1,190.70	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,192.30	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Fidelity® Sustainable Target Date 2060 Fund
Class A	.74%
Actual		$ 1,000	$ 1,190.00	$ 4.05
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class M	.99%
Actual		$ 1,000	$ 1,188.60	$ 5.42
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class C	1.49%
Actual		$ 1,000	$ 1,184.10	$ 8.14
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52
Fidelity® Sustainable Target Date 2060 Fund	.49%
Actual		$ 1,000	$ 1,191.60	$ 2.68
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 1,191.20	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,191.80	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 1,190.60	$ 2.68
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 1,191.20	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,191.80	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Fidelity® Sustainable Target Date 2065 Fund
Class A	.74%
Actual		$ 1,000	$ 1,189.90	$ 4.05
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class M	.99%
Actual		$ 1,000	$ 1,188.40	$ 5.42
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class C	1.49%
Actual		$ 1,000	$ 1,185.20	$ 8.14
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52
Fidelity® Sustainable Target Date 2065 Fund	.49%
Actual		$ 1,000	$ 1,190.60	$ 2.68
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 1,191.00	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,191.70	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 1,191.50	$ 2.68
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 1,191.00	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,191.70	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Sustainable Target Date Income Fund	$96
Fidelity Sustainable Target Date 2010 Fund	$134
Fidelity Sustainable Target Date 2015 Fund	$199
Fidelity Sustainable Target Date 2020 Fund	$406
Fidelity Sustainable Target Date 2030 Fund	$939
Fidelity Sustainable Target Date 2035 Fund	$1,120
Fidelity Sustainable Target Date 2040 Fund	$1,349
Fidelity Sustainable Target Date 2055 Fund	$783
Fidelity Sustainable Target Date 2060 Fund	$1,020
Fidelity Sustainable Target Date 2065 Fund	$48
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Sustainable Target Date Income Fund	57.37%
Fidelity Sustainable Target Date 2010 Fund	53.97%
Fidelity Sustainable Target Date 2015 Fund	49.52%
Fidelity Sustainable Target Date 2020 Fund	43.90%
Fidelity Sustainable Target Date 2025 Fund	40.93%
Fidelity Sustainable Target Date 2030 Fund	34.51%
Fidelity Sustainable Target Date 2035 Fund	28.36%
Fidelity Sustainable Target Date 2040 Fund	22.64%
Fidelity Sustainable Target Date 2045 Fund	18.71%
Fidelity Sustainable Target Date 2050 Fund	18.83%
Fidelity Sustainable Target Date 2055 Fund	18.94%
Fidelity Sustainable Target Date 2060 Fund	19.36%
Fidelity Sustainable Target Date 2065 Fund	19.54%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Sustainable Target Date Income Fund	$22,401
Fidelity Sustainable Target Date 2010 Fund	$17,238
Fidelity Sustainable Target Date 2015 Fund	$15,387
Fidelity Sustainable Target Date 2020 Fund	$15,827
Fidelity Sustainable Target Date 2025 Fund	$13,408
Fidelity Sustainable Target Date 2030 Fund	$15,590
Fidelity Sustainable Target Date 2035 Fund	$7,777
Fidelity Sustainable Target Date 2040 Fund	$4,202
Fidelity Sustainable Target Date 2045 Fund	$3,265
Fidelity Sustainable Target Date 2050 Fund	$4,150
Fidelity Sustainable Target Date 2055 Fund	$2,976
Fidelity Sustainable Target Date 2060 Fund	$2,580
Fidelity Sustainable Target Date 2065 Fund	$2,428

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Fidelity Sustainable Target Date Fund	Class K	Class K6	Class I	Class Z	Class Z6
Fidelity Sustainable Target Date Income Fund
June 2023	3%	4%	6%	2%	2%	2%	2%	2%	2%
July 2023	3%	3%	4%	2%	2%	2%	2%	2%	2%
August 2023	3%	3%	4%	2%	2%	2%	2%	2%	2%
September 2023	3%	3%	4%	2%	2%	2%	2%	2%	2%
October 2023	3%	3%	4%	2%	2%	2%	2%	2%	2%
November 2023	3%	3%	4%	2%	2%	2%	2%	2%	2%
December 2023	3%	3%	3%	3%	2%	2%	3%	2%	2%
February 2024	0%	0%	0%	0%	0%	0%	0%	0%	0%
March 2024	0%	0%	0%	0%	0%	0%	0%	0%	0%
Fidelity Sustainable Target Date 2010 Fund
December 2023	4%	5%	6%	4%	4%	4%	4%	4%	4%
Fidelity Sustainable Target Date 2015 Fund
December 2023	7%	8%	9%	6%	6%	6%	6%	6%	6%
Fidelity Sustainable Target Date 2020 Fund
December 2023	10%	11%	14%	9%	9%	9%	9%	9%	9%
Fidelity Sustainable Target Date 2025 Fund
December 2023	13%	14%	18%	12%	11%	11%	12%	11%	11%
Fidelity Sustainable Target Date 2030 Fund
December 2023	17%	22%	29%	16%	16%	16%	17%	16%	16%
Fidelity Sustainable Target Date 2035 Fund
December 2023	24%	28%	39%	20%	20%	19%	21%	20%	19%
Fidelity Sustainable Target Date 2040 Fund
December 2023	32%	46%	83%	28%	30%	28%	32%	30%	28%
Fidelity Sustainable Target Date 2045 Fund
December 2023	39%	47%	77%	31%	32%	30%	34%	32%	30%
Fidelity Sustainable Target Date 2050 Fund
December 2023	40%	49%	81%	32%	33%	31%	35%	33%	31%
Fidelity Sustainable Target Date 2055 Fund
December 2023	39%	47%	83%	31%	32%	31%	34%	32%	31%
Fidelity Sustainable Target Date 2060 Fund
December 2023	40%	47%	79%	31%	32%	30%	34%	32%	30%
Fidelity Sustainable Target Date 2065 Fund
December 2023	40%	48%	80%	31%	32%	31%	34%	32%	31%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Fidelity Sustainable Target Date Fund	Class K	Class K6	Class I	Class Z	Class Z6
Fidelity Sustainable Target Date Income Fund
June 2023	9.21%	12.28%	18.41%	7.37%	7.37%	7.37%	7.37%	7.37%	7.37%
July 2023	8.61%	9.68%	14.08%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
August 2023	8.70%	9.94%	13.91%	7.73%	7.73%	7.73%	7.73%	7.73%	7.73%
September 2023	8.72%	10.06%	14.53%	7.69%	7.69%	7.69%	7.69%	7.69%	7.69%
October 2023	8.94%	10.06%	14.63%	7.67%	7.67%	7.67%	7.67%	7.67%	7.67%
November 2023	8.73%	9.89%	12.36%	7.81%	7.81%	7.81%	7.81%	7.81%	7.81%
December 2023	8.71%	9.05%	9.72%	8.34%	8.06%	7.69%	8.40%	8.06%	7.74%
February 2024	0.98%	1.17%	1.67%	0.90%	0.84%	0.78%	0.90%	0.84%	0.78%
March 2024	1.00%	1.16%	1.55%	0.87%	0.87%	0.82%	0.87%	0.82%	0.82%
Fidelity Sustainable Target Date 2010 Fund
December 2023	12.71%	13.72%	16.28%	11.85%	11.55%	11.27%	11.85%	11.55%	11.27%
Fidelity Sustainable Target Date 2015 Fund
December 2023	18.19%	19.75%	23.70%	16.70%	16.40%	15.90%	16.85%	16.40%	15.90%
Fidelity Sustainable Target Date 2020 Fund
December 2023	26.29%	30.29%	38.44%	23.58%	24.20%	23.34%	24.73%	24.20%	23.34%
Fidelity Sustainable Target Date 2025 Fund
December 2023	30.59%	34.34%	43.27%	29.09%	27.58%	26.61%	28.46%	27.58%	26.61%
Fidelity Sustainable Target Date 2030 Fund
December 2023	41.56%	51.60%	70.41%	37.64%	38.87%	37.18%	39.90%	38.87%	37.18%
Fidelity Sustainable Target Date 2035 Fund
December 2023	56.36%	65.67%	92.96%	47.72%	48.36%	46.18%	50.41%	48.36%	46.18%
Fidelity Sustainable Target Date 2040 Fund
December 2023	75.05%	100%	100%	65.12%	70.36%	66.22%	75.05%	70.36%	66.22%
Fidelity Sustainable Target Date 2045 Fund
December 2023	95.00%	100%	100%	75.85%	77.09%	73.48%	81.78%	77.09%	73.48%
Fidelity Sustainable Target Date 2050 Fund
December 2023	94.91%	100%	100%	75.62%	76.87%	73.24%	81.59%	76.87%	73.24%
Fidelity Sustainable Target Date 2055 Fund
December 2023	93.33%	100%	100%	74.21%	76.72%	73.01%	81.56%	76.72%	73.01%
Fidelity Sustainable Target Date 2060 Fund
December 2023	95.32%	100%	100%	75.49%	76.72%	73.15%	81.35%	76.72%	73.15%
Fidelity Sustainable Target Date 2065 Fund
December 2023	95.52%	100%	100%	74.89%	77.37%	73.13%	81.40%	77.37%	73.13%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Fidelity Sustainable Target Date Fund	Class K	Class K6	Class I	Class Z	Class Z6
Fidelity Sustainable Target Date Income Fund
June 2023	0.11%	0.15%	0.22%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
July 2023	0.11%	0.12%	0.17%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
August 2023	0.11%	0.12%	0.17%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
September 2023	0.11%	0.13%	0.18%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
October 2023	0.11%	0.13%	0.18%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
November 2023	0.11%	0.12%	0.15%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
December 2023	0.11%	0.11%	0.12%	0.10%	0.10%	0.10%	0.11%	0.10%	0.10%
February 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
March 2024	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fidelity Sustainable Target Date 2010 Fund
December 2023	0.18%	0.20%	0.23%	0.17%	0.17%	0.16%	0.17%	0.17%	0.16%
Fidelity Sustainable Target Date 2015 Fund
December 2023	0.28%	0.30%	0.36%	0.25%	0.25%	0.24%	0.26%	0.25%	0.24%
Fidelity Sustainable Target Date 2020 Fund
December 2023	0.42%	0.49%	0.62%	0.38%	0.39%	0.38%	0.40%	0.39%	0.38%
Fidelity Sustainable Target Date 2025 Fund
December 2023	0.48%	0.54%	0.68%	0.46%	0.43%	0.42%	0.45%	0.43%	0.42%
Fidelity Sustainable Target Date 2030 Fund
December 2023	0.69%	0.85%	1.16%	0.62%	0.64%	0.62%	0.66%	0.64%	0.62%
Fidelity Sustainable Target Date 2035 Fund
December 2023	0.90%	1.05%	1.48%	0.76%	0.77%	0.74%	0.80%	0.77%	0.74%
Fidelity Sustainable Target Date 2040 Fund
December 2023	1.32%	0.00%	0.00%	1.14%	1.24%	1.16%	1.32%	1.24%	1.16%
Fidelity Sustainable Target Date 2045 Fund
December 2023	1.64%	0.00%	0.00%	1.31%	1.33%	1.27%	1.42%	1.33%	1.27%
Fidelity Sustainable Target Date 2050 Fund
December 2023	1.62%	0.00%	0.00%	1.29%	1.32%	1.25%	1.40%	1.32%	1.25%
Fidelity Sustainable Target Date 2055 Fund
December 2023	1.63%	0.00%	0.00%	1.30%	1.34%	1.28%	1.43%	1.34%	1.28%
Fidelity Sustainable Target Date 2060 Fund
December 2023	1.68%	0.00%	0.00%	1.33%	1.36%	1.29%	1.44%	1.36%	1.29%
Fidelity Sustainable Target Date 2065 Fund
December 2023	1.68%	0.00%	0.00%	1.32%	1.36%	1.29%	1.43%	1.36%	1.29%

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on December 14, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	109,107,309,767.05	94.95
Withheld	5,799,378,291.64	5.05
TOTAL	114,906,688,058.69	100.00
Jennifer Toolin McAuliffe
Affirmative	109,175,275,002.33	95.01
Withheld	5,731,413,056.36	4.99
TOTAL	114,906,688,058.69	100.00
Christine J. Thompson
Affirmative	108,987,783,842.76	94.85
Withheld	5,918,904,215.93	5.15
TOTAL	114,906,688,058.69	100.00
Elizabeth S. Acton
Affirmative	108,779,130,187.70	94.67
Withheld	6,127,557,870.99	5.33
TOTAL	114,906,688,058.69	100.00
Laura M. Bishop
Affirmative	109,090,772,959.30	94.94
Withheld	5,815,915,099.39	5.06
TOTAL	114,906,688,058.69	100.00
Ann E. Dunwoody
Affirmative	108,992,925,653.09	94.85
Withheld	5,913,762,405.60	5.15
TOTAL	114,906,688,058.69	100.00
John Engler
Affirmative	107,582,823,815.81	93.63
Withheld	7,323,864,242.88	6.37
TOTAL	114,906,688,058.69	100.00
Robert F. Gartland
Affirmative	108,309,686,614.41	94.26
Withheld	6,597,001,444.28	5.74
TOTAL	114,906,688,058.69	100.00
Robert W. Helm
Affirmative	108,644,546,000.05	94.55
Withheld	6,262,142,058.64	5.45
TOTAL	114,906,688,058.69	100.00
Arthur E. Johnson
Affirmative	108,147,753,320.09	94.12
Withheld	6,758,934,738.60	5.88
TOTAL	114,906,688,058.69	100.00
Michael E. Kenneally
Affirmative	108,653,379,991.15	94.56
Withheld	6,253,308,067.54	5.44
TOTAL	114,906,688,058.69	100.00
Mark A. Murray
Affirmative	108,772,153,970.12	94.66
Withheld	6,134,534,088.57	5.34
TOTAL	114,906,688,058.69	100.00
Carol J. Zierhoffer
Affirmative	109,153,849,069.06	94.99
Withheld	5,752,838,989.63	5.01
TOTAL	114,906,688,058.69	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.9909152.100
FST-ANN-0524
Fidelity Freedom® Blend Funds

Fidelity Freedom® Blend Income Fund
Fidelity Freedom® Blend 2005 Fund
Fidelity Freedom® Blend 2010 Fund
Fidelity Freedom® Blend 2015 Fund
Fidelity Freedom® Blend 2020 Fund
Fidelity Freedom® Blend 2025 Fund
Fidelity Freedom® Blend 2030 Fund
Fidelity Freedom® Blend 2035 Fund
Fidelity Freedom® Blend 2040 Fund
Fidelity Freedom® Blend 2045 Fund
Fidelity Freedom® Blend 2050 Fund
Fidelity Freedom® Blend 2055 Fund
Fidelity Freedom® Blend 2060 Fund
Fidelity Freedom® Blend 2065 Fund

Annual Report
March 31, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Blend Income Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Class A (incl. 5.75% sales charge)	-0.72%	1.24%	1.45%
Class M (incl. 3.50% sales charge)	1.37%	1.45%	1.62%
Class C (incl. contingent deferred sales charge)	3.46%	1.67%	1.75%
Fidelity Freedom® Blend Income Fund	5.49%	2.69%	2.78%
Class K	5.60%	2.77%	2.88%
Class K6	5.81%	2.89%	2.99%
Class I	5.56%	2.67%	2.78%
Class Z	5.60%	2.77%	2.88%
Class Z6	5.81%	2.89%	2.99%
Premier Class	5.75%	2.89%	2.99%

A   From August 31, 2018
Class C shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend Income Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Blend 2005 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Class A (incl. 5.75% sales charge)	-0.56%	1.60%	1.72%
Class M (incl. 3.50% sales charge)	1.48%	1.82%	1.89%
Class C (incl. contingent deferred sales charge)	3.56%	2.03%	2.02%
Fidelity Freedom® Blend 2005 Fund	5.67%	3.05%	3.05%
Class K	5.80%	3.16%	3.16%
Class K6	5.90%	3.26%	3.26%
Class I	5.68%	3.04%	3.05%
Class Z	5.70%	3.15%	3.15%
Class Z6	5.84%	3.27%	3.26%
Premier Class	5.94%	3.28%	3.27%

A   From August 31, 2018
Class C shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2005 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Blend 2010 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Class A (incl. 5.75% sales charge)	0.76%	2.38%	2.35%
Class M (incl. 3.50% sales charge)	2.95%	2.63%	2.54%
Class C (incl. contingent deferred sales charge)	5.09%	2.83%	2.68%
Fidelity Freedom® Blend 2010 Fund	7.19%	3.87%	3.71%
Class K	7.23%	3.98%	3.81%
Class K6	7.33%	4.07%	3.92%
Class I	7.15%	3.87%	3.71%
Class Z	7.24%	3.98%	3.81%
Class Z6	7.37%	4.06%	3.91%
Premier Class	7.35%	4.08%	3.93%

A   From August 31, 2018
Class C shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2010 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Blend 2015 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Class A (incl. 5.75% sales charge)	2.34%	3.22%	3.04%
Class M (incl. 3.50% sales charge)	4.59%	3.47%	3.22%
Class C (incl. contingent deferred sales charge)	6.75%	3.67%	3.36%
Fidelity Freedom® Blend 2015 Fund	8.90%	4.72%	4.41%
Class K	9.00%	4.82%	4.51%
Class K6	9.18%	4.94%	4.62%
Class I	8.90%	4.71%	4.40%
Class Z	9.03%	4.83%	4.51%
Class Z6	9.10%	4.93%	4.61%
Premier Class	9.11%	4.94%	4.62%

A   From August 31, 2018
Class C shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2015 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Blend 2020 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Class A (incl. 5.75% sales charge)	4.05%	4.02%	3.69%
Class M (incl. 3.50% sales charge)	6.15%	4.26%	3.87%
Class C (incl. contingent deferred sales charge)	8.51%	4.48%	4.02%
Fidelity Freedom® Blend 2020 Fund	10.60%	5.54%	5.06%
Class K	10.75%	5.63%	5.17%
Class K6	10.83%	5.75%	5.28%
Class I	10.59%	5.51%	5.05%
Class Z	10.75%	5.63%	5.17%
Class Z6	10.86%	5.75%	5.28%
Premier Class	10.78%	5.76%	5.28%

A   From August 31, 2018
Class C shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2020 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Blend 2025 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Class A (incl. 5.75% sales charge)	5.38%	4.74%	4.29%
Class M (incl. 3.50% sales charge)	7.68%	4.98%	4.48%
Class C (incl. contingent deferred sales charge)	10.14%	5.21%	4.63%
Fidelity Freedom® Blend 2025 Fund	12.14%	6.28%	5.68%
Class K	12.28%	6.38%	5.78%
Class K6	12.37%	6.46%	5.88%
Class I	12.14%	6.27%	5.68%
Class Z	12.32%	6.38%	5.79%
Class Z6	12.41%	6.47%	5.89%
Premier Class	12.42%	6.48%	5.90%

A   From August 31, 2018
Class C shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2025 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Blend 2030 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Class A (incl. 5.75% sales charge)	7.02%	5.70%	5.01%
Class M (incl. 3.50% sales charge)	9.33%	5.93%	5.19%
Class C (incl. contingent deferred sales charge)	11.75%	6.16%	5.34%
Fidelity Freedom® Blend 2030 Fund	13.83%	7.22%	6.39%
Class K	13.95%	7.32%	6.50%
Class K6	14.12%	7.44%	6.62%
Class I	13.85%	7.23%	6.39%
Class Z	14.02%	7.33%	6.51%
Class Z6	14.07%	7.43%	6.60%
Premier Class	14.08%	7.46%	6.63%

A   From August 31, 2018
Class C shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2030 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Blend 2035 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Class A (incl. 5.75% sales charge)	9.81%	7.23%	6.22%
Class M (incl. 3.50% sales charge)	12.21%	7.47%	6.41%
Class C (incl. contingent deferred sales charge)	14.64%	7.69%	6.56%
Fidelity Freedom® Blend 2035 Fund	16.82%	8.77%	7.63%
Class K	16.91%	8.88%	7.73%
Class K6	16.97%	8.99%	7.84%
Class I	16.87%	8.78%	7.63%
Class Z	16.90%	8.88%	7.73%
Class Z6	17.03%	8.98%	7.84%
Premier Class	17.04%	9.03%	7.87%

A   From August 31, 2018
Class C shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2035 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Blend 2040 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Class A (incl. 5.75% sales charge)	12.77%	8.39%	7.21%
Class M (incl. 3.50% sales charge)	15.15%	8.64%	7.39%
Class C (incl. contingent deferred sales charge)	17.80%	8.88%	7.55%
Fidelity Freedom® Blend 2040 Fund	19.97%	9.98%	8.63%
Class K	20.11%	10.07%	8.74%
Class K6	20.16%	10.18%	8.84%
Class I	19.89%	9.97%	8.62%
Class Z	20.06%	10.07%	8.74%
Class Z6	20.21%	10.18%	8.85%
Premier Class	20.22%	10.22%	8.88%

A   From August 31, 2018
Class C shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2040 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Blend 2045 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Class A (incl. 5.75% sales charge)	13.65%	8.61%	7.37%
Class M (incl. 3.50% sales charge)	16.14%	8.84%	7.56%
Class C (incl. contingent deferred sales charge)	18.78%	9.06%	7.70%
Fidelity Freedom® Blend 2045 Fund	20.94%	10.16%	8.79%
Class K	21.09%	10.30%	8.91%
Class K6	21.22%	10.39%	9.02%
Class I	20.99%	10.18%	8.80%
Class Z	21.14%	10.30%	8.91%
Class Z6	21.19%	10.39%	9.02%
Premier Class	21.30%	10.42%	9.04%

A   From August 31, 2018
Class C shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2045 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Blend 2050 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Class A (incl. 5.75% sales charge)	13.68%	8.60%	7.37%
Class M (incl. 3.50% sales charge)	16.06%	8.81%	7.55%
Class C (incl. contingent deferred sales charge)	18.72%	9.05%	7.70%
Fidelity Freedom® Blend 2050 Fund	21.03%	10.18%	8.79%
Class K	21.09%	10.27%	8.90%
Class K6	21.19%	10.39%	9.01%
Class I	20.96%	10.16%	8.79%
Class Z	21.10%	10.27%	8.90%
Class Z6	21.18%	10.39%	9.01%
Premier Class	21.18%	10.41%	9.02%

A   From August 31, 2018
Class C shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2050 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Blend 2055 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Class A (incl. 5.75% sales charge)	13.72%	8.60%	7.39%
Class M (incl. 3.50% sales charge)	16.13%	8.83%	7.57%
Class C (incl. contingent deferred sales charge)	18.72%	9.07%	7.71%
Fidelity Freedom® Blend 2055 Fund	20.94%	10.19%	8.81%
Class K	21.03%	10.27%	8.91%
Class K6	21.17%	10.40%	9.03%
Class I	20.91%	10.16%	8.81%
Class Z	21.00%	10.27%	8.91%
Class Z6	21.12%	10.39%	9.02%
Premier Class	21.23%	10.42%	9.05%

A   From August 31, 2018
Class C shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2055 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Blend 2060 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Class A (incl. 5.75% sales charge)	13.78%	8.60%	7.38%
Class M (incl. 3.50% sales charge)	16.13%	8.83%	7.56%
Class C (incl. contingent deferred sales charge)	18.77%	9.06%	7.71%
Fidelity Freedom® Blend 2060 Fund	21.04%	10.15%	8.80%
Class K	21.04%	10.27%	8.90%
Class K6	21.18%	10.39%	9.01%
Class I	20.91%	10.16%	8.79%
Class Z	21.12%	10.27%	8.90%
Class Z6	21.20%	10.39%	9.01%
Premier Class	21.22%	10.42%	9.03%

A   From August 31, 2018
Class C shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2060 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Blend 2065 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Life of Fund A
Class A (incl. 5.75% sales charge)	13.70%	8.29%
Class M (incl. 3.50% sales charge)	16.04%	8.55%
Class C (incl. contingent deferred sales charge)	18.71%	8.83%
Fidelity Freedom® Blend 2065 Fund	20.87%	9.93%
Class K	20.93%	10.03%
Class K6	21.10%	10.14%
Class I	20.95%	9.92%
Class Z	20.96%	10.03%
Class Z6	21.15%	10.15%
Premier Class	21.10%	10.17%

A   From June 28, 2019
Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2065 Fund, a class of the fund, on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending March 31, 2024, easing global monetary policies and a slowing in the pace of inflation contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty. U.S. large-cap stocks led strong performance among asset categories, driven by a narrow set of companies in the information technology and communication services sectors amid exuberance for generative artificial intelligence. Assets gained broadly in the final two months of 2023 and through the first quarter of 2024, as investor sentiment largely shifted to a view that policy interest rates had peaked in some countries after aggressive monetary tightening cycles by the U.S. Federal Reserve and other central banks.
International equities rose 13.45% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index, coming off a 9.78% advance in the final quarter of 2023. By region, Japan (+26%) led the way, whereas Asia Pacific ex Japan (+4%) and emerging markets (+9%) lagged by the widest margins. By sector, tech (+30%), energy and financials (+22% each), were top performers. Conversely, the consumer staples (-4%) and communication services (-3%) sectors lagged most.
U.S. stocks gained 29.35% the past 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. By sector, the communication services (+46%) and information technology (+45%) sectors led, while financials (+34%) and industrials (+30%) also outpaced the broader index. Conversely, utilities (0%) and consumer staples (+8%) lagged most. Growth stocks outpaced value, while larger-caps topped small-caps. Commodities returned 0.56%, according to the Bloomberg Commodity Index Total Return.
U.S. taxable investment-grade bonds gained 1.70% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, as the Federal Reserve slowed the pace of, and eventually paused, interest rate increases. Since March 2022, the Fed has hiked its benchmark interest rate 11 times, by 5.25 percentage points, while allowing up to billions in bonds to mature each month. Short-term U.S. Treasurys (+5.29%), topped investment-grade corporate bonds (+4.15%), while commercial mortgage-backed securities gained 4.42% and agencies rose 3.06%. Outside the Bloomberg index, leveraged loans (+12.85%), U.S. high-yield bonds (+11.06%) and emerging-markets debt (+10.45%) had strong gains, whereas Treasury Inflation-Protected Securities (0.45%) were roughly flat.
Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:
For the fiscal year ending March 31, 2024, returns for the Fidelity Freedom® Blend Funds' share classes (excluding sales charges, if applicable) ranged from roughly 5% to about 21%. The Funds had mixed returns versus their Composite indexes the past 12 months, with the shorter-dated Funds underperforming and the longer-dated Funds outperforming. Security selection among the underlying investment portfolios contributed to the Funds' relative performance, whereas active asset allocation detracted. More specifically, investments in underlying U.S. equity funds added relative value, especially Fidelity® Series Blue Chip Growth Fund (+51.83%), which notably outpaced its benchmark, the Russell 1000® Growth Index (+39.00%), for the 12 months. Our investments in non-U.S. equity funds also contributed to the Funds' relative results. In particular, Fidelity® Series Emerging Markets Opportunities Fund (+11.53%) topped the 8.18% result of its benchmark, the MSCI Emerging Markets (Net MA) Index. In addition, Fidelity® Series International Growth Fund (+19.50%) topped its benchmark, the MSCI EAFE Growth Index (+13.42%). Conversely, an investment in Fidelity® Series Value Discovery Fund (+16.10%) detracted, given the U.S. equity fund trailed the 20.18% result of its benchmark, the Russell 3000® Value Index. In terms of active asset allocation, underweighting U.S. equities held back the Funds' performance relative to Composites, as this asset class outperformed several others in which the Funds invest. Overweight allocations to U.S. investment-grade bonds and long-term U.S. Treasury bonds also detracted from relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Blend Income Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.8
Fidelity Series Investment Grade Bond Fund	11.5
Fidelity Series Government Bond Index Fund	11.4
Fidelity Series Corporate Bond Fund	7.8
Fidelity Series Investment Grade Securitized Fund	7.6
Fidelity Series Treasury Bill Index Fund	6.3
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Large Cap Value Index Fund	2.4
78.3

Asset Allocation (% of Fund's net assets)

Futures - 4.8%

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend Income Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% 4/25/24 (b) (Cost $159,444)	160,000	159,439

Domestic Equity Funds - 9.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	106,789	1,929,679
Fidelity Series Commodity Strategy Fund (c)	6,651	629,103
Fidelity Series Large Cap Growth Index Fund (c)	56,828	1,212,706
Fidelity Series Large Cap Stock Fund (c)	58,830	1,288,376
Fidelity Series Large Cap Value Index Fund (c)	144,938	2,320,463
Fidelity Series Small Cap Core Fund (c)	1,138	13,433
Fidelity Series Small Cap Opportunities Fund (c)	36,453	557,368
Fidelity Series Value Discovery Fund (c)	53,000	838,987
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,098,553)		8,790,115

International Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	40,651	622,769
Fidelity Series Emerging Markets Fund (c)	117,006	1,024,969
Fidelity Series Emerging Markets Opportunities Fund (c)	230,608	4,114,042
Fidelity Series International Growth Fund (c)	83,925	1,562,685
Fidelity Series International Index Fund (c)	47,520	591,628
Fidelity Series International Small Cap Fund (c)	80,593	1,411,183
Fidelity Series International Value Fund (c)	124,711	1,570,116
Fidelity Series Overseas Fund (c)	111,324	1,566,331
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,660,396)		12,463,723

Bond Funds - 66.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,964,968	18,765,444
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	6,164	46,848
Fidelity Series Corporate Bond Fund (c)	799,413	7,370,586
Fidelity Series Emerging Markets Debt Fund (c)	63,026	495,381
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	17,800	160,024
Fidelity Series Floating Rate High Income Fund (c)	10,118	91,564
Fidelity Series Government Bond Index Fund (c)	1,188,337	10,801,984
Fidelity Series High Income Fund (c)	60,479	511,648
Fidelity Series International Developed Markets Bond Index Fund (c)	421,662	3,681,113
Fidelity Series Investment Grade Bond Fund (c)	1,092,655	10,871,915
Fidelity Series Investment Grade Securitized Fund (c)	812,887	7,194,047
Fidelity Series Long-Term Treasury Bond Index Fund (c)	558,626	3,145,065
Fidelity Series Real Estate Income Fund (c)	9,516	92,115
TOTAL BOND FUNDS (Cost $68,998,581)		63,227,734

Short-Term Funds - 10.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	62,778	62,790
Fidelity Series Government Money Market Fund 5.4% (c)(e)	1,971,648	1,971,648
Fidelity Series Short-Term Credit Fund (c)	197,157	1,941,997
Fidelity Series Treasury Bill Index Fund (c)	598,701	5,945,101
TOTAL SHORT-TERM FUNDS (Cost $9,949,929)		9,921,536

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $96,866,903)	94,562,547
NET OTHER ASSETS (LIABILITIES) - 0.0%	26,903
NET ASSETS - 100.0%	94,589,450

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	31	Jun 2024	3,434,703	17,186	17,186
CBOT 5-Year U.S. Treasury Note Contracts (United States)	18	Jun 2024	1,926,281	5,183	5,183
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	Jun 2024	240,875	4,714	4,714

TOTAL PURCHASED					27,083

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Jun 2024	265,425	112	112
ICE E-mini MSCI EAFE Index Contracts (United States)	2	Jun 2024	235,710	(1,435)	(1,435)
ICE MSCI Emerging Markets Index Contracts (United States)	11	Jun 2024	576,950	38	38

TOTAL SOLD					(1,285)

TOTAL FUTURES CONTRACTS					25,798
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $6,588,259.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $159,439.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	131,410	1,095,307	1,163,927	7,436	-	-	62,790	0.0%
Total	131,410	1,095,307	1,163,927	7,436	-	-	62,790

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18,720,151	7,092,789	7,168,011	469,250	(93,287)	213,802	18,765,444
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	86,953	28,334	63,929	2,722	(7,409)	2,899	46,848
Fidelity Series Blue Chip Growth Fund	1,370,671	732,393	795,952	7,909	1,818	620,749	1,929,679
Fidelity Series Canada Fund	729,589	229,799	404,909	20,566	1,913	66,377	622,769
Fidelity Series Commodity Strategy Fund	654,798	282,151	275,939	28,622	(30,539)	(1,368)	629,103
Fidelity Series Corporate Bond Fund	7,327,940	2,585,864	2,620,246	314,818	(124,476)	201,504	7,370,586
Fidelity Series Emerging Markets Debt Fund	479,378	178,385	195,697	30,703	(11,137)	44,452	495,381
Fidelity Series Emerging Markets Debt Local Currency Fund	162,402	62,655	62,943	11,313	(1,651)	(439)	160,024
Fidelity Series Emerging Markets Fund	870,810	624,652	550,594	26,975	(22,239)	102,340	1,024,969
Fidelity Series Emerging Markets Opportunities Fund	4,604,380	1,289,442	2,133,781	124,541	(247,846)	601,847	4,114,042
Fidelity Series Floating Rate High Income Fund	88,790	36,790	35,803	8,907	(34)	1,821	91,564
Fidelity Series Government Bond Index Fund	10,815,552	3,955,710	3,676,836	319,319	(162,957)	(129,485)	10,801,984
Fidelity Series Government Money Market Fund 5.4%	2,109,137	972,230	1,109,719	109,831	-	-	1,971,648
Fidelity Series High Income Fund	497,430	185,272	188,504	32,299	(4,136)	21,586	511,648
Fidelity Series International Developed Markets Bond Index Fund	3,740,617	1,272,135	1,350,039	143,706	(47,832)	66,232	3,681,113
Fidelity Series International Growth Fund	1,695,258	531,042	909,135	19,848	(62,347)	307,867	1,562,685
Fidelity Series International Index Fund	697,661	206,857	379,714	16,355	(14,441)	81,265	591,628
Fidelity Series International Small Cap Fund	526,178	1,237,605	580,686	52,554	(47,594)	275,680	1,411,183
Fidelity Series International Value Fund	1,661,627	546,237	899,047	49,403	8,305	252,994	1,570,116
Fidelity Series Investment Grade Bond Fund	11,028,489	3,903,658	3,933,104	453,900	(186,404)	59,276	10,871,915
Fidelity Series Investment Grade Securitized Fund	7,584,776	2,549,655	2,808,422	298,181	(141,371)	9,409	7,194,047
Fidelity Series Large Cap Growth Index Fund	868,245	480,988	439,872	7,828	21,248	282,097	1,212,706
Fidelity Series Large Cap Stock Fund	938,461	506,353	388,426	50,022	18,059	213,929	1,288,376
Fidelity Series Large Cap Value Index Fund	1,761,829	954,023	680,074	74,594	10,555	274,130	2,320,463
Fidelity Series Long-Term Treasury Bond Index Fund	3,529,435	1,476,868	1,565,286	111,836	(231,347)	(64,605)	3,145,065
Fidelity Series Overseas Fund	1,693,652	524,017	888,646	25,264	(24,338)	261,646	1,566,331
Fidelity Series Real Estate Income Fund	162,929	47,388	120,580	7,638	(6,040)	8,418	92,115
Fidelity Series Short-Term Credit Fund	1,949,858	692,389	741,567	59,976	(4,225)	45,542	1,941,997
Fidelity Series Small Cap Core Fund	2,932	10,340	905	71	71	995	13,433
Fidelity Series Small Cap Opportunities Fund	422,272	228,503	203,198	4,594	2,179	107,612	557,368
Fidelity Series Treasury Bill Index Fund	6,271,904	2,782,693	3,096,380	331,533	(6,164)	(6,952)	5,945,101
Fidelity Series Value Discovery Fund	637,603	367,062	236,972	34,720	(2,144)	73,438	838,987
	93,691,707	36,574,279	38,504,916	3,249,798	(1,415,810)	3,995,058	94,340,318

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	159,439	-	159,439	-

Domestic Equity Funds	8,790,115	8,790,115	-	-

International Equity Funds	12,463,723	12,463,723	-	-

Bond Funds	63,227,734	63,227,734	-	-

Short-Term Funds	9,921,536	9,921,536	-	-
Total Investments in Securities:	94,562,547	94,403,108	159,439	-
Derivative Instruments: Assets
Futures Contracts	27,233	27,233	-	-
Total Assets	27,233	27,233	-	-
Liabilities
Futures Contracts	(1,435)	(1,435)	-	-
Total Liabilities	(1,435)	(1,435)	-	-
Total Derivative Instruments:	25,798	25,798	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	150	(1,435)
Total Equity Risk	150	(1,435)
Interest Rate Risk
Futures Contracts (a)	27,083	0
Total Interest Rate Risk	27,083	0
Total Value of Derivatives	27,233	(1,435)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend Income Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $159,444)	$159,439
Fidelity Central Funds (cost $62,790)	62,790
Other affiliated issuers (cost $96,644,669)	94,340,318

Total Investment in Securities (cost $96,866,903)		$94,562,547
Cash		49,608
Receivable for investments sold		215,352
Receivable for fund shares sold		274,742
Distributions receivable from Fidelity Central Funds		409
Total assets		95,102,658
Liabilities
Payable for investments purchased	$372,657
Payable for fund shares redeemed	115,894
Accrued management fee	17,725
Distribution and service plan fees payable	937
Payable for daily variation margin on futures contracts	5,995
Total liabilities		513,208
Net Assets		$94,589,450
Net Assets consist of:
Paid in capital		$100,839,068
Total accumulated earnings (loss)		(6,249,618)
Net Assets		$94,589,450

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,893,167 ÷ 297,419 shares)(a)		$9.73
Maximum offering price per share (100/94.25 of $9.73)		$10.32
Class M :
Net Asset Value and redemption price per share ($137,517 ÷ 14,145 shares)(a)		$9.72
Maximum offering price per share (100/96.50 of $9.72)		$10.07
Class C :
Net Asset Value and offering price per share ($325,841 ÷ 33,925 shares)(a)		$9.60
Fidelity Freedom Blend Income Fund :
Net Asset Value, offering price and redemption price per share ($3,788,069 ÷ 388,816 shares)		$9.74
Class K :
Net Asset Value, offering price and redemption price per share ($2,772,639 ÷ 284,574 shares)		$9.74
Class K6 :
Net Asset Value, offering price and redemption price per share ($46,688,200 ÷ 4,788,170 shares)		$9.75
Class I :
Net Asset Value, offering price and redemption price per share ($1,322,785 ÷ 135,745 shares)		$9.74
Class Z :
Net Asset Value, offering price and redemption price per share ($1,413,258 ÷ 145,064 shares)		$9.74
Class Z6 :
Net Asset Value, offering price and redemption price per share ($12,076,739 ÷ 1,238,415 shares)		$9.75
Premier Class :
Net Asset Value, offering price and redemption price per share ($23,171,235 ÷ 2,378,561 shares)		$9.74
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$3,138,734
Interest		8,489
Income from Fidelity Central Funds		7,436
Total income		3,154,659
Expenses
Management fee	$214,056
Distribution and service plan fees	11,241
Independent trustees' fees and expenses	299
Miscellaneous	1,090
Total expenses before reductions	226,686
Expense reductions	(596)
Total expenses after reductions		226,090
Net Investment income (loss)		2,928,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,415,810)
Futures contracts	(352,997)
Capital gain distributions from underlying funds:
Affiliated issuers	111,064
Total net realized gain (loss)		(1,657,743)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(25)
Affiliated issuers	3,995,058
Futures contracts	57,179
Total change in net unrealized appreciation (depreciation)		4,052,212
Net gain (loss)		2,394,469
Net increase (decrease) in net assets resulting from operations		$5,323,038
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,928,569	$3,145,603
Net realized gain (loss)	(1,657,743)	(1,692,497)
Change in net unrealized appreciation (depreciation)	4,052,212	(4,972,089)
Net increase (decrease) in net assets resulting from operations	5,323,038	(3,518,983)
Distributions to shareholders	(2,913,520)	(4,136,034)

Share transactions - net increase (decrease)	(1,800,257)	12,703,140
Total increase (decrease) in net assets	609,261	5,048,123

Net Assets
Beginning of period	93,980,189	88,932,066
End of period	$94,589,450	$93,980,189

Financial Highlights
Fidelity Advisor Freedom® Blend Income Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.49	$10.39	$10.92	$9.98	$10.03
Income from Investment Operations
Net investment income (loss) A,B	.26	.30	.20	.07	.16
Net realized and unrealized gain (loss)	.24	(.79)	(.33)	1.12	.01
Total from investment operations	.50	(.49)	(.13)	1.19	.17
Distributions from net investment income	(.26)	(.29)	(.21)	(.08)	(.15)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.26)	(.41) C	(.40)	(.25)	(.22)
Net asset value, end of period	$9.73	$9.49	$10.39	$10.92	$9.98
Total Return D,E	5.34%	(4.59)%	(1.30)%	11.94%	1.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66%	.66%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.66%	.66%	.71%	.71%	.71%
Expenses net of all reductions	.66%	.66%	.71%	.71%	.71%
Net investment income (loss)	2.72%	3.17%	1.79%	.67%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$2,893	$2,927	$2,623	$1,423	$699
Portfolio turnover rate H	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.48	$10.38	$10.92	$9.98	$10.03
Income from Investment Operations
Net investment income (loss) A,B	.23	.28	.17	.05	.13
Net realized and unrealized gain (loss)	.24	(.79)	(.32)	1.11	.01
Total from investment operations	.47	(.51)	(.15)	1.16	.14
Distributions from net investment income	(.23)	(.26)	(.20)	(.05)	(.12)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.23)	(.39)	(.39)	(.22)	(.19)
Net asset value, end of period	$9.72	$9.48	$10.38	$10.92	$9.98
Total Return C,D	5.05%	(4.86)%	(1.51)%	11.65%	1.35%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.91%	.91%	.96%	.96%	.96%
Expenses net of fee waivers, if any	.91%	.91%	.96%	.96%	.96%
Expenses net of all reductions	.91%	.91%	.96%	.96%	.96%
Net investment income (loss)	2.47%	2.92%	1.54%	.42%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$138	$118	$139	$195	$156
Portfolio turnover rate G	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.37	$10.27	$10.85	$9.95	$10.01
Income from Investment Operations
Net investment income (loss) A,B	.18	.23	.11	(.01)	.08
Net realized and unrealized gain (loss)	.23	(.78)	(.31)	1.11	.01
Total from investment operations	.41	(.55)	(.20)	1.10	.09
Distributions from net investment income	(.18)	(.22)	(.18)	(.03)	(.08)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.18)	(.35)	(.38) C	(.20)	(.15)
Net asset value, end of period	$9.60	$9.37	$10.27	$10.85	$9.95
Total Return D,E	4.46%	(5.28)%	(2.04)%	11.10%	.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.41%	1.41%	1.46%	1.46%	1.46%
Expenses net of fee waivers, if any	1.41%	1.41%	1.46%	1.46%	1.46%
Expenses net of all reductions	1.41%	1.41%	1.46%	1.46%	1.46%
Net investment income (loss)	1.97%	2.42%	1.04%	(.09)%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$326	$357	$518	$711	$228
Portfolio turnover rate H	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend Income Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.41	$10.93	$9.98	$10.03
Income from Investment Operations
Net investment income (loss) A,B	.28	.33	.22	.10	.18
Net realized and unrealized gain (loss)	.23	(.79)	(.31)	1.12	.01
Total from investment operations	.51	(.46)	(.09)	1.22	.19
Distributions from net investment income	(.28)	(.31)	(.23)	(.10)	(.17)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.28)	(.44)	(.43) C	(.27)	(.24)
Net asset value, end of period	$9.74	$9.51	$10.41	$10.93	$9.98
Total Return D	5.49%	(4.35)%	(1.01)%	12.29%	1.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41%	.41%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.41%	.41%	.46%	.46%	.46%
Expenses net of all reductions	.41%	.41%	.46%	.46%	.46%
Net investment income (loss)	2.97%	3.42%	2.04%	.92%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$3,788	$4,705	$5,424	$5,977	$2,729
Portfolio turnover rate G	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend Income Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.41	$10.94	$9.99	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.29	.33	.23	.11	.20
Net realized and unrealized gain (loss)	.23	(.78)	(.32)	1.12	- C
Total from investment operations	.52	(.45)	(.09)	1.23	.20
Distributions from net investment income	(.29)	(.32)	(.25)	(.11)	(.18)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.29)	(.45)	(.44)	(.28)	(.25)
Net asset value, end of period	$9.74	$9.51	$10.41	$10.94	$9.99
Total Return D	5.60%	(4.23)%	(.99)%	12.37%	1.90%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.31%	.31%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.31%	.31%	.36%	.36%	.36%
Expenses net of all reductions	.31%	.31%	.36%	.36%	.36%
Net investment income (loss)	3.07%	3.52%	2.14%	1.02%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$2,773	$2,739	$1,069	$564	$404
Portfolio turnover rate G	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend Income Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.42	$10.94	$9.99	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.30	.35	.25	.12	.21
Net realized and unrealized gain (loss)	.24	(.80)	(.32)	1.12	- C
Total from investment operations	.54	(.45)	(.07)	1.24	.21
Distributions from net investment income	(.30)	(.33)	(.26)	(.12)	(.19)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.30)	(.46)	(.45)	(.29)	(.26)
Net asset value, end of period	$9.75	$9.51	$10.42	$10.94	$9.99
Total Return D	5.81%	(4.25)%	(.81)%	12.50%	1.97%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.21%	.21%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.21%	.21%	.26%	.26%	.26%
Expenses net of all reductions	.21%	.21%	.26%	.26%	.26%
Net investment income (loss)	3.17%	3.62%	2.24%	1.12%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$46,688	$38,656	$35,899	$51,220	$38,898
Portfolio turnover rate G	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$10.41	$10.94	$9.99	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.28	.33	.22	.10	.19
Net realized and unrealized gain (loss)	.24	(.80)	(.32)	1.13	(.01)
Total from investment operations	.52	(.47)	(.10)	1.23	.18
Distributions from net investment income	(.28)	(.31)	(.24)	(.11)	(.17)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.28)	(.44)	(.43)	(.28)	(.23) C
Net asset value, end of period	$9.74	$9.50	$10.41	$10.94	$9.99
Total Return D	5.56%	(4.43)%	(1.06)%	12.32%	1.76%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41%	.41%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.41%	.41%	.46%	.46%	.46%
Expenses net of all reductions	.41%	.41%	.46%	.46%	.46%
Net investment income (loss)	2.97%	3.42%	2.04%	.92%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,323	$2,296	$2,512	$749	$242
Portfolio turnover rate G	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.41	$10.94	$9.99	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.29	.34	.23	.11	.20
Net realized and unrealized gain (loss)	.23	(.79)	(.32)	1.12	(.01)
Total from investment operations	.52	(.45)	(.09)	1.23	.19
Distributions from net investment income	(.29)	(.32)	(.25)	(.11)	(.18)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.29)	(.45)	(.44)	(.28)	(.24) C
Net asset value, end of period	$9.74	$9.51	$10.41	$10.94	$9.99
Total Return D	5.60%	(4.23)%	(.97)%	12.41%	1.86%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.31%	.31%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.31%	.31%	.36%	.36%	.36%
Expenses net of all reductions	.31%	.31%	.36%	.36%	.36%
Net investment income (loss)	3.07%	3.52%	2.14%	1.02%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$1,413	$989	$1,180	$1,026	$104
Portfolio turnover rate G	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.42	$10.95	$10.00	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.30	.35	.24	.12	.21
Net realized and unrealized gain (loss)	.24	(.80)	(.32)	1.12	- C
Total from investment operations	.54	(.45)	(.08)	1.24	.21
Distributions from net investment income	(.30)	(.33)	(.26)	(.12)	(.18)
Distributions from net realized gain	-	(.13)	(.19)	(.17)	(.07)
Total distributions	(.30)	(.46)	(.45)	(.29)	(.25)
Net asset value, end of period	$9.75	$9.51	$10.42	$10.95	$10.00
Total Return D	5.81%	(4.25)%	(.85)%	12.47%	2.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.21%	.21%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.21%	.21%	.26%	.26%	.26%
Expenses net of all reductions	.21%	.21%	.26%	.26%	.26%
Net investment income (loss)	3.17%	3.62%	2.24%	1.12%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$12,077	$19,737	$16,068	$196	$154
Portfolio turnover rate G	40%	42%	62%	49%	44%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend Income Fund Premier Class

Years ended March 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.41	$11.01
Income from Investment Operations
Net investment income (loss) B,C	.30	.35	.37
Net realized and unrealized gain (loss)	.24	(.79)	(.52)
Total from investment operations	.54	(.44)	(.15)
Distributions from net investment income	(.31)	(.33)	(.26)
Distributions from net realized gain	-	(.13)	(.19)
Total distributions	(.31)	(.46)	(.45)
Net asset value, end of period	$9.74	$9.51	$10.41
Total Return D,E	5.75%	(4.14)%	(1.52)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.19%	.19%	.24% H
Expenses net of fee waivers, if any	.19%	.19%	.24% H
Expenses net of all reductions	.19%	.19%	.24% H
Net investment income (loss)	3.19%	3.64%	3.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$23,171	$21,456	$23,501
Portfolio turnover rate I	40%	42%	62%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Investment Grade Bond Fund	13.1
Fidelity Series Government Bond Index Fund	13.0
Fidelity Series Corporate Bond Fund	8.9
Fidelity Series Investment Grade Securitized Fund	8.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	2.4
80.7

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Blend 2005 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 9.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	24,829	448,656
Fidelity Series Commodity Strategy Fund (a)	1,700	160,817
Fidelity Series Large Cap Growth Index Fund (a)	13,327	284,408
Fidelity Series Large Cap Stock Fund (a)	13,751	301,155
Fidelity Series Large Cap Value Index Fund (a)	33,627	538,362
Fidelity Series Small Cap Core Fund (a)	418	4,931
Fidelity Series Small Cap Opportunities Fund (a)	8,712	133,202
Fidelity Series Value Discovery Fund (a)	12,562	198,859
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,596,731)		2,070,390

International Equity Funds - 12.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	9,339	143,067
Fidelity Series Emerging Markets Fund (a)	25,033	219,287
Fidelity Series Emerging Markets Opportunities Fund (a)	49,337	880,178
Fidelity Series International Growth Fund (a)	19,273	358,871
Fidelity Series International Index Fund (a)	10,915	135,886
Fidelity Series International Small Cap Fund (a)	19,214	336,446
Fidelity Series International Value Fund (a)	28,644	360,624
Fidelity Series Overseas Fund (a)	25,567	359,731
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,313,642)		2,794,090

Bond Funds - 72.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	475,951	4,545,328
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	16,745	127,261
Fidelity Series Corporate Bond Fund (a)	218,549	2,015,019
Fidelity Series Emerging Markets Debt Fund (a)	15,130	118,919
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,272	38,405
Fidelity Series Floating Rate High Income Fund (a)	2,514	22,752
Fidelity Series Government Bond Index Fund (a)	324,122	2,946,268
Fidelity Series High Income Fund (a)	14,517	122,812
Fidelity Series International Developed Markets Bond Index Fund (a)	104,007	907,985
Fidelity Series Investment Grade Bond Fund (a)	298,019	2,965,285
Fidelity Series Investment Grade Securitized Fund (a)	220,985	1,955,716
Fidelity Series Long-Term Treasury Bond Index Fund (a)	128,046	720,901
Fidelity Series Real Estate Income Fund (a)	2,284	22,106
TOTAL BOND FUNDS (Cost $17,820,203)		16,508,757

Short-Term Funds - 5.9%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	273,424	273,424
Fidelity Series Short-Term Credit Fund (a)	25,597	252,129
Fidelity Series Treasury Bill Index Fund (a)	81,186	806,179
TOTAL SHORT-TERM FUNDS (Cost $1,332,891)		1,331,732

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,063,467)	22,704,969
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,206)
NET ASSETS - 100.0%	22,700,763

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4,510,161	1,626,582	1,621,519	115,726	(15,678)	45,782	4,545,328
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	203,562	41,190	107,491	4,699	(11,901)	1,901	127,261
Fidelity Series Blue Chip Growth Fund	323,282	215,701	230,496	1,749	2,744	137,425	448,656
Fidelity Series Canada Fund	175,033	48,336	97,405	5,099	9,734	7,369	143,067
Fidelity Series Commodity Strategy Fund	171,206	72,815	75,841	7,131	(1,575)	(5,788)	160,817
Fidelity Series Corporate Bond Fund	1,908,388	741,925	657,534	82,100	(24,481)	46,721	2,015,019
Fidelity Series Emerging Markets Debt Fund	119,002	40,009	48,188	7,563	(2,756)	10,852	118,919
Fidelity Series Emerging Markets Debt Local Currency Fund	40,291	13,246	14,670	2,743	(870)	408	38,405
Fidelity Series Emerging Markets Fund	176,285	137,724	111,056	5,641	(3,385)	19,719	219,287
Fidelity Series Emerging Markets Opportunities Fund	988,748	364,116	544,574	26,043	(40,808)	112,696	880,178
Fidelity Series Floating Rate High Income Fund	22,928	8,054	8,680	2,253	9	441	22,752
Fidelity Series Government Bond Index Fund	2,805,879	1,099,145	884,390	83,324	(38,707)	(35,659)	2,946,268
Fidelity Series Government Money Market Fund 5.4%	517,762	200,738	445,076	24,084	-	-	273,424
Fidelity Series High Income Fund	124,156	38,599	44,101	7,973	(1,298)	5,456	122,812
Fidelity Series International Developed Markets Bond Index Fund	929,064	284,652	309,315	35,293	(8,062)	11,646	907,985
Fidelity Series International Growth Fund	406,223	111,393	219,681	4,920	5,836	55,100	358,871
Fidelity Series International Index Fund	168,413	44,391	93,659	4,054	5,682	11,059	135,886
Fidelity Series International Small Cap Fund	134,285	298,557	152,445	13,028	4,811	51,238	336,446
Fidelity Series International Value Fund	405,156	109,128	217,827	12,251	17,510	46,657	360,624
Fidelity Series Investment Grade Bond Fund	2,868,648	1,085,526	957,972	118,314	(13,946)	(16,971)	2,965,285
Fidelity Series Investment Grade Securitized Fund	1,967,420	721,122	700,103	77,715	(45,980)	13,257	1,955,716
Fidelity Series Large Cap Growth Index Fund	204,899	139,347	127,684	1,723	22,521	45,325	284,408
Fidelity Series Large Cap Stock Fund	224,843	159,353	137,018	10,928	11,617	42,360	301,155
Fidelity Series Large Cap Value Index Fund	419,893	305,919	254,546	16,312	14,520	52,576	538,362
Fidelity Series Long-Term Treasury Bond Index Fund	906,762	441,521	551,615	29,387	(139,864)	64,097	720,901
Fidelity Series Overseas Fund	405,817	108,933	214,129	6,263	14,484	44,626	359,731
Fidelity Series Real Estate Income Fund	42,837	9,400	30,580	2,056	(1,177)	1,626	22,106
Fidelity Series Short-Term Credit Fund	413,477	112,974	282,515	11,944	(3,119)	11,312	252,129
Fidelity Series Small Cap Core Fund	2,808	3,875	1,957	16	1	204	4,931
Fidelity Series Small Cap Opportunities Fund	102,569	57,138	51,512	1,012	262	24,745	133,202
Fidelity Series Treasury Bill Index Fund	1,486,424	571,619	1,249,090	69,579	(4,102)	1,328	806,179
Fidelity Series Value Discovery Fund	153,569	113,640	85,735	7,698	3,094	14,291	198,859
	23,329,790	9,326,668	10,528,404	798,621	(244,884)	821,799	22,704,969

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,070,390	2,070,390	-	-

International Equity Funds	2,794,090	2,794,090	-	-

Bond Funds	16,508,757	16,508,757	-	-

Short-Term Funds	1,331,732	1,331,732	-	-
Total Investments in Securities:	22,704,969	22,704,969	-	-
Fidelity Freedom® Blend 2005 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $23,063,467)	$22,704,969

Total Investment in Securities (cost $23,063,467)		$22,704,969
Cash		242
Receivable for investments sold		214,342
Receivable for fund shares sold		2,466
Total assets		22,922,019
Liabilities
Payable for investments purchased	$90,970
Payable for fund shares redeemed	125,839
Accrued management fee	4,153
Distribution and service plan fees payable	294
Total liabilities		221,256
Net Assets		$22,700,763
Net Assets consist of:
Paid in capital		$24,100,030
Total accumulated earnings (loss)		(1,399,267)
Net Assets		$22,700,763

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($578,200 ÷ 59,447 shares)(a)		$9.73
Maximum offering price per share (100/94.25 of $9.73)		$10.32
Class M :
Net Asset Value and redemption price per share ($130,631 ÷ 13,438 shares)(a)		$9.72
Maximum offering price per share (100/96.50 of $9.72)		$10.07
Class C :
Net Asset Value and offering price per share ($145,974 ÷ 15,138 shares)(a)		$9.64
Fidelity Freedom Blend 2005 Fund :
Net Asset Value, offering price and redemption price per share ($883,633 ÷ 90,525 shares)		$9.76
Class K :
Net Asset Value, offering price and redemption price per share ($234,318 ÷ 23,861 shares)		$9.82
Class K6 :
Net Asset Value, offering price and redemption price per share ($7,922,853 ÷ 810,023 shares)		$9.78
Class I :
Net Asset Value, offering price and redemption price per share ($230,680 ÷ 23,578 shares)		$9.78
Class Z :
Net Asset Value, offering price and redemption price per share ($110,497 ÷ 11,294 shares)		$9.78
Class Z6 :
Net Asset Value, offering price and redemption price per share ($3,303,531 ÷ 338,103 shares)		$9.77
Premier Class :
Net Asset Value, offering price and redemption price per share ($9,160,446 ÷ 938,347 shares)		$9.76
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$773,576
Expenses
Management fee	$49,905
Distribution and service plan fees	2,895
Independent trustees' fees and expenses	74
Miscellaneous	331
Total expenses before reductions	53,205
Expense reductions	(12)
Total expenses after reductions		53,193
Net Investment income (loss)		720,383
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(244,884)
Capital gain distributions from underlying funds:
Affiliated issuers	25,045
Total net realized gain (loss)		(219,839)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	821,799
Total change in net unrealized appreciation (depreciation)		821,799
Net gain (loss)		601,960
Net increase (decrease) in net assets resulting from operations		$1,322,343
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$720,383	$837,848
Net realized gain (loss)	(219,839)	(633,248)
Change in net unrealized appreciation (depreciation)	821,799	(1,216,144)
Net increase (decrease) in net assets resulting from operations	1,322,343	(1,011,544)
Distributions to shareholders	(707,475)	(1,165,699)

Share transactions - net increase (decrease)	(1,243,425)	348,724
Total increase (decrease) in net assets	(628,557)	(1,828,519)

Net Assets
Beginning of period	23,329,320	25,157,839
End of period	$22,700,763	$23,329,320

Financial Highlights
Fidelity Advisor Freedom® Blend 2005 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.49	$10.44	$11.02	$9.85	$9.99
Income from Investment Operations
Net investment income (loss) A,B	.26	.30	.19	.07	.16
Net realized and unrealized gain (loss)	.26	(.81)	(.29)	1.39	(.08)
Total from investment operations	.52	(.51)	(.10)	1.46	.08
Distributions from net investment income	(.28)	(.27)	(.22)	(.07)	(.13)
Distributions from net realized gain	-	(.17)	(.27)	(.21)	(.09)
Total distributions	(.28)	(.44)	(.48) C	(.29) C	(.22)
Net asset value, end of period	$9.73	$9.49	$10.44	$11.02	$9.85
Total Return D,E	5.51%	(4.84)%	(1.07)%	14.84%	.68%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66%	.66%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.66%	.66%	.71%	.71%	.71%
Expenses net of all reductions	.66%	.66%	.71%	.71%	.71%
Net investment income (loss)	2.72%	3.15%	1.69%	.67%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$578	$354	$401	$351	$263
Portfolio turnover rate H	41%	53%	65%	45%	64%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.47	$10.42	$11.02	$9.85	$9.99
Income from Investment Operations
Net investment income (loss) A,B	.23	.28	.16	.05	.13
Net realized and unrealized gain (loss)	.26	(.81)	(.28)	1.38	(.07)
Total from investment operations	.49	(.53)	(.12)	1.43	.06
Distributions from net investment income	(.24)	(.25)	(.21)	(.05)	(.11)
Distributions from net realized gain	-	(.17)	(.26)	(.21)	(.09)
Total distributions	(.24)	(.42)	(.48) C	(.26)	(.20)
Net asset value, end of period	$9.72	$9.47	$10.42	$11.02	$9.85
Total Return D,E	5.16%	(5.05)%	(1.32)%	14.58%	.45%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91%	.91%	.96%	.96%	.96%
Expenses net of fee waivers, if any	.91%	.91%	.96%	.96%	.96%
Expenses net of all reductions	.91%	.91%	.96%	.96%	.96%
Net investment income (loss)	2.48%	2.90%	1.44%	.43%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$131	$125	$133	$148	$108
Portfolio turnover rate H	41%	53%	65%	45%	64%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.41	$10.36	$10.94	$9.81	$9.98
Income from Investment Operations
Net investment income (loss) A,B	.19	.23	.10	(.01)	.08
Net realized and unrealized gain (loss)	.24	(.80)	(.28)	1.38	(.08)
Total from investment operations	.43	(.57)	(.18)	1.37	-
Distributions from net investment income	(.20)	(.21)	(.15)	(.03)	(.08)
Distributions from net realized gain	-	(.17)	(.25)	(.21)	(.09)
Total distributions	(.20)	(.38)	(.40)	(.24)	(.17)
Net asset value, end of period	$9.64	$9.41	$10.36	$10.94	$9.81
Total Return C,D	4.56%	(5.48)%	(1.85)%	14.06%	(.07)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.41%	1.41%	1.46%	1.46%	1.46%
Expenses net of fee waivers, if any	1.41%	1.41%	1.46%	1.46%	1.46%
Expenses net of all reductions	1.41%	1.41%	1.46%	1.46%	1.46%
Net investment income (loss)	1.98%	2.40%	.94%	(.08)%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$146	$121	$274	$320	$256
Portfolio turnover rate G	41%	53%	65%	45%	64%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$10.45	$11.03	$9.87	$10.01
Income from Investment Operations
Net investment income (loss) A,B	.29	.33	.22	.10	.19
Net realized and unrealized gain (loss)	.24	(.82)	(.29)	1.39	(.08)
Total from investment operations	.53	(.49)	(.07)	1.49	.11
Distributions from net investment income	(.27)	(.30)	(.24)	(.11)	(.15)
Distributions from net realized gain	-	(.17)	(.27)	(.21)	(.10)
Total distributions	(.27)	(.46) C	(.51)	(.33) C	(.25)
Net asset value, end of period	$9.76	$9.50	$10.45	$11.03	$9.87
Total Return D	5.67%	(4.56)%	(.85)%	15.13%	.94%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41%	.41%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.41%	.41%	.46%	.46%	.46%
Expenses net of all reductions	.41%	.41%	.46%	.46%	.46%
Net investment income (loss)	2.98%	3.40%	1.94%	.92%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$884	$1,550	$1,757	$2,030	$1,126
Portfolio turnover rate G	41%	53%	65%	45%	64%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.56	$10.46	$11.04	$9.88	$10.01
Income from Investment Operations
Net investment income (loss) A,B	.29	.34	.23	.11	.20
Net realized and unrealized gain (loss)	.26	(.82)	(.29)	1.39	(.08)
Total from investment operations	.55	(.48)	(.06)	1.50	.12
Distributions from net investment income	(.29)	(.25)	(.25)	(.13)	(.16)
Distributions from net realized gain	-	(.17)	(.27)	(.21)	(.09)
Total distributions	(.29)	(.42)	(.52)	(.34)	(.25)
Net asset value, end of period	$9.82	$9.56	$10.46	$11.04	$9.88
Total Return C	5.80%	(4.50)%	(.75)%	15.26%	1.06%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.31%	.31%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.31%	.31%	.36%	.36%	.36%
Expenses net of all reductions	.31%	.31%	.36%	.36%	.36%
Net investment income (loss)	3.08%	3.50%	2.04%	1.02%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$234	$91	$414	$459	$178
Portfolio turnover rate F	41%	53%	65%	45%	64%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.52	$10.48	$11.05	$9.88	$10.01
Income from Investment Operations
Net investment income (loss) A,B	.30	.35	.24	.12	.21
Net realized and unrealized gain (loss)	.26	(.83)	(.29)	1.39	(.08)
Total from investment operations	.56	(.48)	(.05)	1.51	.13
Distributions from net investment income	(.30)	(.32)	(.26)	(.13)	(.17)
Distributions from net realized gain	-	(.17)	(.27)	(.21)	(.10)
Total distributions	(.30)	(.48) C	(.52) C	(.34)	(.26) C
Net asset value, end of period	$9.78	$9.52	$10.48	$11.05	$9.88
Total Return D	5.90%	(4.44)%	(.62)%	15.38%	1.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.21%	.21%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.21%	.21%	.26%	.26%	.26%
Expenses net of all reductions	.21%	.21%	.26%	.26%	.26%
Net investment income (loss)	3.18%	3.60%	2.14%	1.12%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$7,923	$8,563	$9,529	$19,122	$12,005
Portfolio turnover rate G	41%	53%	65%	45%	64%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.49	$10.45	$11.03	$9.86	$10.01
Income from Investment Operations
Net investment income (loss) A,B	.29	.32	.22	.10	.19
Net realized and unrealized gain (loss)	.25	(.82)	(.29)	1.40	(.09)
Total from investment operations	.54	(.50)	(.07)	1.50	.10
Distributions from net investment income	(.25)	(.30)	(.24)	(.11)	(.16)
Distributions from net realized gain	-	(.17)	(.27)	(.21)	(.09)
Total distributions	(.25)	(.46) C	(.51)	(.33) C	(.25)
Net asset value, end of period	$9.78	$9.49	$10.45	$11.03	$9.86
Total Return D	5.68%	(4.65)%	(.83)%	15.24%	.86%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41%	.41%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.41%	.41%	.46%	.46%	.46%
Expenses net of all reductions	.41%	.41%	.46%	.46%	.46%
Net investment income (loss)	2.98%	3.39%	1.94%	.92%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$231	$569	$598	$853	$691
Portfolio turnover rate G	41%	53%	65%	45%	64%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.53	$10.48	$11.06	$9.88	$10.01
Income from Investment Operations
Net investment income (loss) A,B	.29	.34	.23	.11	.20
Net realized and unrealized gain (loss)	.25	(.82)	(.29)	1.40	(.09)
Total from investment operations	.54	(.48)	(.06)	1.51	.11
Distributions from net investment income	(.29)	(.30)	(.26)	(.11)	(.15)
Distributions from net realized gain	-	(.17)	(.27)	(.21)	(.09)
Total distributions	(.29)	(.47)	(.52) C	(.33) C	(.24)
Net asset value, end of period	$9.78	$9.53	$10.48	$11.06	$9.88
Total Return D	5.70%	(4.48)%	(.73)%	15.34%	1.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.31%	.31%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.31%	.31%	.36%	.36%	.36%
Expenses net of all reductions	.31%	.31%	.36%	.36%	.36%
Net investment income (loss)	3.08%	3.50%	2.04%	1.02%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$110	$105	$153	$184	$103
Portfolio turnover rate G	41%	53%	65%	45%	64%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.52	$10.47	$11.06	$9.88	$10.01
Income from Investment Operations
Net investment income (loss) A,B	.30	.34	.24	.12	.21
Net realized and unrealized gain (loss)	.25	(.80)	(.29)	1.40	(.09)
Total from investment operations	.55	(.46)	(.05)	1.52	.12
Distributions from net investment income	(.30)	(.32)	(.27)	(.12)	(.16)
Distributions from net realized gain	-	(.17)	(.27)	(.21)	(.10)
Total distributions	(.30)	(.49)	(.54)	(.34) C	(.25) C
Net asset value, end of period	$9.77	$9.52	$10.47	$11.06	$9.88
Total Return D	5.84%	(4.32)%	(.65)%	15.45%	1.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.21%	.21%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.21%	.21%	.26%	.26%	.26%
Expenses net of all reductions	.21%	.21%	.26%	.26%	.26%
Net investment income (loss)	3.18%	3.60%	2.14%	1.12%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,304	$2,342	$2,238	$125	$107
Portfolio turnover rate G	41%	53%	65%	45%	64%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund Premier Class

Years ended March 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$10.46	$11.14
Income from Investment Operations
Net investment income (loss) B,C	.30	.35	.37
Net realized and unrealized gain (loss)	.26	(.82)	(.51)
Total from investment operations	.56	(.47)	(.14)
Distributions from net investment income	(.30)	(.32)	(.28)
Distributions from net realized gain	-	(.17)	(.27)
Total distributions	(.30)	(.49)	(.54) D
Net asset value, end of period	$9.76	$9.50	$10.46
Total Return E,F	5.94%	(4.40)%	(1.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.19%	.19%	.24% I
Expenses net of fee waivers, if any	.19%	.19%	.24% I
Expenses net of all reductions	.19%	.19%	.24% I
Net investment income (loss)	3.20%	3.62%	3.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$9,160	$9,511	$9,661
Portfolio turnover rate J	41%	53%	65%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.8
Fidelity Series Investment Grade Bond Fund	10.5
Fidelity Series Government Bond Index Fund	10.5
Fidelity Series Corporate Bond Fund	7.2
Fidelity Series Investment Grade Securitized Fund	7.0
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Large Cap Value Index Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
71.3

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 4.2%

Fidelity Freedom® Blend 2010 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% 4/25/24 (b) (Cost $119,583)	120,000	119,579

Domestic Equity Funds - 14.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	149,503	2,701,524
Fidelity Series Commodity Strategy Fund (c)	5,925	560,425
Fidelity Series Large Cap Growth Index Fund (c)	78,931	1,684,398
Fidelity Series Large Cap Stock Fund (c)	83,276	1,823,737
Fidelity Series Large Cap Value Index Fund (c)	203,671	3,260,775
Fidelity Series Small Cap Core Fund (c)	1,939	22,875
Fidelity Series Small Cap Opportunities Fund (c)	52,459	802,097
Fidelity Series Value Discovery Fund (c)	75,652	1,197,575
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,133,665)		12,053,406

International Equity Funds - 16.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	50,062	766,957
Fidelity Series Emerging Markets Fund (c)	122,503	1,073,130
Fidelity Series Emerging Markets Opportunities Fund (c)	241,446	4,307,401
Fidelity Series International Growth Fund (c)	103,342	1,924,230
Fidelity Series International Index Fund (c)	58,514	728,501
Fidelity Series International Small Cap Fund (c)	72,729	1,273,477
Fidelity Series International Value Fund (c)	153,570	1,933,447
Fidelity Series Overseas Fund (c)	137,082	1,928,751
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,726,281)		13,935,894

Bond Funds - 61.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,323,215	12,636,702
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	270,027	2,052,204
Fidelity Series Corporate Bond Fund (c)	661,956	6,103,233
Fidelity Series Emerging Markets Debt Fund (c)	56,853	446,861
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	15,884	142,799
Fidelity Series Floating Rate High Income Fund (c)	9,023	81,657
Fidelity Series Government Bond Index Fund (c)	983,737	8,942,171
Fidelity Series High Income Fund (c)	54,201	458,541
Fidelity Series International Developed Markets Bond Index Fund (c)	380,958	3,325,760
Fidelity Series Investment Grade Bond Fund (c)	904,501	8,999,786
Fidelity Series Investment Grade Securitized Fund (c)	669,779	5,927,542
Fidelity Series Long-Term Treasury Bond Index Fund (c)	535,974	3,017,534
Fidelity Series Real Estate Income Fund (c)	8,588	83,128
TOTAL BOND FUNDS (Cost $58,243,800)		52,217,918

Short-Term Funds - 8.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	87,473	87,490
Fidelity Series Government Money Market Fund 5.4% (c)(e)	1,400,474	1,400,474
Fidelity Series Short-Term Credit Fund (c)	122,104	1,202,728
Fidelity Series Treasury Bill Index Fund (c)	434,616	4,315,741
TOTAL SHORT-TERM FUNDS (Cost $7,031,744)		7,006,433

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $86,255,073)	85,333,230
NET OTHER ASSETS (LIABILITIES) - 0.0%	20,989
NET ASSETS - 100.0%	85,354,219

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	28	Jun 2024	3,102,313	13,894	13,894
CBOT 5-Year U.S. Treasury Note Contracts (United States)	16	Jun 2024	1,712,250	4,584	4,584
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	Jun 2024	120,438	2,357	2,357

TOTAL PURCHASED					20,835

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	Jun 2024	530,850	223	223
ICE E-mini MSCI EAFE Index Contracts (United States)	2	Jun 2024	235,710	(1,435)	(1,435)
ICE MSCI Emerging Markets Index Contracts (United States)	10	Jun 2024	524,500	34	34

TOTAL SOLD					(1,178)

TOTAL FUTURES CONTRACTS					19,657
The notional amount of futures purchased as a percentage of Net Assets is 5.7%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $5,564,374.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,579.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	146,889	862,029	921,428	6,527	-	-	87,490	0.0%
Total	146,889	862,029	921,428	6,527	-	-	87,490

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10,830,257	4,127,203	2,396,896	276,885	(7,886)	84,024	12,636,702
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,355,654	457,325	630,845	66,766	(105,522)	(24,408)	2,052,204
Fidelity Series Blue Chip Growth Fund	2,203,683	656,248	1,081,621	11,953	(17,751)	940,965	2,701,524
Fidelity Series Canada Fund	844,148	194,012	353,744	23,660	32,510	50,031	766,957
Fidelity Series Commodity Strategy Fund	544,278	179,887	140,289	23,633	(76,983)	53,532	560,425
Fidelity Series Corporate Bond Fund	5,538,976	1,623,723	1,106,208	237,347	(16,486)	63,228	6,103,233
Fidelity Series Emerging Markets Debt Fund	403,157	107,732	91,708	25,516	(7,282)	34,962	446,861
Fidelity Series Emerging Markets Debt Local Currency Fund	136,615	37,721	29,667	9,283	(1,920)	50	142,799
Fidelity Series Emerging Markets Fund	826,816	421,391	248,829	25,670	(1,735)	75,487	1,073,130
Fidelity Series Emerging Markets Opportunities Fund	4,631,105	896,181	1,584,230	118,495	(143,220)	507,565	4,307,401
Fidelity Series Floating Rate High Income Fund	73,641	22,698	16,173	7,302	(78)	1,569	81,657
Fidelity Series Government Bond Index Fund	8,187,854	2,451,625	1,462,379	240,906	(13,282)	(221,647)	8,942,171
Fidelity Series Government Money Market Fund 5.4%	1,374,500	582,011	556,037	74,004	-	-	1,400,474
Fidelity Series High Income Fund	414,948	109,743	80,442	26,603	(2,353)	16,645	458,541
Fidelity Series International Developed Markets Bond Index Fund	3,145,889	783,827	615,677	117,973	(14,922)	26,643	3,325,760
Fidelity Series International Growth Fund	1,959,325	445,930	770,187	22,833	1,231	287,931	1,924,230
Fidelity Series International Index Fund	812,485	177,678	342,557	18,815	18,897	61,998	728,501
Fidelity Series International Small Cap Fund	609,521	835,671	345,549	42,609	8,435	165,399	1,273,477
Fidelity Series International Value Fund	1,948,995	425,954	751,775	56,847	52,814	257,459	1,933,447
Fidelity Series Investment Grade Bond Fund	8,340,555	2,367,222	1,596,169	342,207	(40,925)	(70,897)	8,999,786
Fidelity Series Investment Grade Securitized Fund	5,742,093	1,464,272	1,166,635	224,812	(54,155)	(58,033)	5,927,542
Fidelity Series Large Cap Growth Index Fund	1,395,920	420,014	581,644	11,635	144,481	305,627	1,684,398
Fidelity Series Large Cap Stock Fund	1,524,607	482,021	521,616	75,467	56,947	281,778	1,823,737
Fidelity Series Large Cap Value Index Fund	2,848,340	940,707	940,952	109,051	59,390	353,290	3,260,775
Fidelity Series Long-Term Treasury Bond Index Fund	3,176,596	1,073,988	957,557	98,896	(141,201)	(134,292)	3,017,534
Fidelity Series Overseas Fund	1,957,510	432,110	742,285	29,065	26,461	254,955	1,928,751
Fidelity Series Real Estate Income Fund	132,602	31,582	83,639	6,115	(5,310)	7,893	83,128
Fidelity Series Short-Term Credit Fund	1,138,601	298,814	257,400	34,235	(2,273)	24,986	1,202,728
Fidelity Series Small Cap Core Fund	5,071	17,337	1,214	106	129	1,552	22,875
Fidelity Series Small Cap Opportunities Fund	694,744	214,362	266,596	6,899	(2,807)	162,394	802,097
Fidelity Series Treasury Bill Index Fund	4,005,644	1,774,425	1,455,614	217,196	(2,686)	(6,028)	4,315,741
Fidelity Series Value Discovery Fund	1,040,899	365,812	314,276	50,572	18,432	86,708	1,197,575
	78,845,029	24,419,226	21,490,410	2,633,356	(239,050)	3,591,366	85,126,161

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	119,579	-	119,579	-

Domestic Equity Funds	12,053,406	12,053,406	-	-

International Equity Funds	13,935,894	13,935,894	-	-

Bond Funds	52,217,918	52,217,918	-	-

Short-Term Funds	7,006,433	7,006,433	-	-
Total Investments in Securities:	85,333,230	85,213,651	119,579	-
Derivative Instruments: Assets
Futures Contracts	21,092	21,092	-	-
Total Assets	21,092	21,092	-	-
Liabilities
Futures Contracts	(1,435)	(1,435)	-	-
Total Liabilities	(1,435)	(1,435)	-	-
Total Derivative Instruments:	19,657	19,657	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	257	(1,435)
Total Equity Risk	257	(1,435)
Interest Rate Risk
Futures Contracts (a)	20,835	0
Total Interest Rate Risk	20,835	0
Total Value of Derivatives	21,092	(1,435)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2010 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $119,583)	$119,579
Fidelity Central Funds (cost $87,490)	87,490
Other affiliated issuers (cost $86,048,000)	85,126,161

Total Investment in Securities (cost $86,255,073)		$85,333,230
Cash		41,927
Receivable for investments sold		315,179
Receivable for fund shares sold		5,091
Distributions receivable from Fidelity Central Funds		448
Total assets		85,695,875
Liabilities
Payable for investments purchased	$303,879
Payable for fund shares redeemed	16,944
Accrued management fee	15,273
Distribution and service plan fees payable	436
Payable for daily variation margin on futures contracts	5,124
Total liabilities		341,656
Net Assets		$85,354,219
Net Assets consist of:
Paid in capital		$89,023,623
Total accumulated earnings (loss)		(3,669,404)
Net Assets		$85,354,219

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($605,503 ÷ 61,265 shares)(a)		$9.88
Maximum offering price per share (100/94.25 of $9.88)		$10.48
Class M :
Net Asset Value and redemption price per share ($305,401 ÷ 30,853 shares)(a)		$9.90
Maximum offering price per share (100/96.50 of $9.90)		$10.26
Class C :
Net Asset Value and offering price per share ($221,755 ÷ 22,681 shares)(a)		$9.78
Fidelity Freedom Blend 2010 Fund :
Net Asset Value, offering price and redemption price per share ($5,193,125 ÷ 524,552 shares)		$9.90
Class K :
Net Asset Value, offering price and redemption price per share ($3,361,272 ÷ 338,116 shares)		$9.94
Class K6 :
Net Asset Value, offering price and redemption price per share ($35,536,813 ÷ 3,568,034 shares)		$9.96
Class I :
Net Asset Value, offering price and redemption price per share ($728,621 ÷ 73,446 shares)		$9.92
Class Z :
Net Asset Value, offering price and redemption price per share ($93,904 ÷ 9,405 shares)		$9.98
Class Z6 :
Net Asset Value, offering price and redemption price per share ($8,945,312 ÷ 899,810 shares)		$9.94
Premier Class :
Net Asset Value, offering price and redemption price per share ($30,362,513 ÷ 3,054,426 shares)		$9.94
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$2,483,200
Interest		7,224
Income from Fidelity Central Funds		6,527
Total income		2,496,951
Expenses
Management fee	$173,461
Distribution and service plan fees	5,070
Independent trustees' fees and expenses	248
Miscellaneous	779
Total expenses before reductions	179,558
Expense reductions	(551)
Total expenses after reductions		179,007
Net Investment income (loss)		2,317,944
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(239,050)
Futures contracts	(289,298)
Capital gain distributions from underlying funds:
Affiliated issuers	150,156
Total net realized gain (loss)		(378,192)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(23)
Affiliated issuers	3,591,366
Futures contracts	38,534
Total change in net unrealized appreciation (depreciation)		3,629,877
Net gain (loss)		3,251,685
Net increase (decrease) in net assets resulting from operations		$5,569,629
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,317,944	$2,805,354
Net realized gain (loss)	(378,192)	(1,925,038)
Change in net unrealized appreciation (depreciation)	3,629,877	(5,571,170)
Net increase (decrease) in net assets resulting from operations	5,569,629	(4,690,854)
Distributions to shareholders	(2,131,742)	(4,111,981)

Share transactions - net increase (decrease)	2,795,297	(1,237,460)
Total increase (decrease) in net assets	6,233,184	(10,040,295)

Net Assets
Beginning of period	79,121,035	89,161,330
End of period	$85,354,219	$79,121,035

Financial Highlights
Fidelity Advisor Freedom® Blend 2010 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.46	$10.50	$11.19	$9.65	$9.93
Income from Investment Operations
Net investment income (loss) A,B	.24	.28	.18	.08	.16
Net realized and unrealized gain (loss)	.41	(.87)	(.23)	1.83	(.22)
Total from investment operations	.65	(.59)	(.05)	1.91	(.06)
Distributions from net investment income	(.23)	(.28)	(.22)	(.11)	(.12)
Distributions from net realized gain	- C	(.17)	(.42)	(.26)	(.09)
Total distributions	(.23)	(.45)	(.64)	(.37)	(.22) D
Net asset value, end of period	$9.88	$9.46	$10.50	$11.19	$9.65
Total Return E,F	6.90%	(5.52)%	(.71)%	19.96%	(.82)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.66%	.66%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.66%	.66%	.72%	.72%	.72%
Expenses net of all reductions	.66%	.66%	.72%	.72%	.72%
Net investment income (loss)	2.55%	2.98%	1.57%	.74%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$606	$601	$694	$931	$190
Portfolio turnover rate I	28%	41%	51%	37%	42%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.48	$10.51	$11.19	$9.63	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.22	.26	.15	.05	.14
Net realized and unrealized gain (loss)	.41	(.88)	(.23)	1.84	(.23)
Total from investment operations	.63	(.62)	(.08)	1.89	(.09)
Distributions from net investment income	(.21)	(.24)	(.19)	(.07)	(.11)
Distributions from net realized gain	- C	(.17)	(.41)	(.26)	(.09)
Total distributions	(.21)	(.41)	(.60)	(.33)	(.20)
Net asset value, end of period	$9.90	$9.48	$10.51	$11.19	$9.63
Total Return D,E	6.69%	(5.79)%	(.93)%	19.76%	(1.07)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91%	.91%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.91%	.91%	.97%	.97%	.97%
Expenses net of all reductions	.91%	.91%	.97%	.97%	.97%
Net investment income (loss)	2.31%	2.73%	1.32%	.49%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$305	$278	$359	$379	$259
Portfolio turnover rate H	28%	41%	51%	37%	42%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.38	$10.41	$11.13	$9.61	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.17	.21	.09	- C	.09
Net realized and unrealized gain (loss)	.40	(.86)	(.22)	1.82	(.23)
Total from investment operations	.57	(.65)	(.13)	1.82	(.14)
Distributions from net investment income	(.17)	(.21)	(.18)	(.05)	(.07)
Distributions from net realized gain	- C	(.17)	(.41)	(.25)	(.09)
Total distributions	(.17)	(.38)	(.59)	(.30)	(.17) D
Net asset value, end of period	$9.78	$9.38	$10.41	$11.13	$9.61
Total Return E,F	6.09%	(6.20)%	(1.39)%	19.05%	(1.57)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.41%	1.41%	1.47%	1.47%	1.47%
Expenses net of fee waivers, if any	1.41%	1.41%	1.47%	1.47%	1.47%
Expenses net of all reductions	1.41%	1.41%	1.47%	1.47%	1.47%
Net investment income (loss)	1.80%	2.23%	.82%	(.02)%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$222	$225	$288	$240	$117
Portfolio turnover rate I	28%	41%	51%	37%	42%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.48	$10.52	$11.21	$9.65	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.27	.31	.20	.11	.19
Net realized and unrealized gain (loss)	.41	(.88)	(.22)	1.83	(.23)
Total from investment operations	.68	(.57)	(.02)	1.94	(.04)
Distributions from net investment income	(.25)	(.30)	(.25)	(.12)	(.16)
Distributions from net realized gain	- C	(.17)	(.42)	(.26)	(.10)
Total distributions	(.26) D	(.47)	(.67)	(.38)	(.25) D
Net asset value, end of period	$9.90	$9.48	$10.52	$11.21	$9.65
Total Return E	7.19%	(5.31)%	(.42)%	20.28%	(.56)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.41%	.41%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.41%	.41%	.47%	.47%	.47%
Expenses net of all reductions	.41%	.41%	.47%	.47%	.47%
Net investment income (loss)	2.80%	3.23%	1.82%	.99%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$5,193	$5,467	$5,344	$4,499	$2,197
Portfolio turnover rate H	28%	41%	51%	37%	42%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.52	$10.55	$11.23	$9.66	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.28	.32	.22	.12	.20
Net realized and unrealized gain (loss)	.40	(.88)	(.22)	1.84	(.22)
Total from investment operations	.68	(.56)	-	1.96	(.02)
Distributions from net investment income	(.26)	(.30)	(.26)	(.13)	(.16)
Distributions from net realized gain	- C	(.17)	(.42)	(.26)	(.09)
Total distributions	(.26)	(.47)	(.68)	(.39)	(.26) D
Net asset value, end of period	$9.94	$9.52	$10.55	$11.23	$9.66
Total Return E	7.23%	(5.20)%	(.28)%	20.40%	(.43)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.31%	.31%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.31%	.31%	.37%	.37%	.37%
Expenses net of all reductions	.31%	.31%	.37%	.37%	.37%
Net investment income (loss)	2.90%	3.33%	1.92%	1.09%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$3,361	$2,799	$6,843	$7,725	$6,317
Portfolio turnover rate H	28%	41%	51%	37%	42%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.54	$10.57	$11.25	$9.67	$9.95
Income from Investment Operations
Net investment income (loss) A,B	.29	.33	.23	.13	.21
Net realized and unrealized gain (loss)	.40	(.87)	(.23)	1.85	(.23)
Total from investment operations	.69	(.54)	-	1.98	(.02)
Distributions from net investment income	(.27)	(.32)	(.26)	(.14)	(.16)
Distributions from net realized gain	- C	(.17)	(.42)	(.26)	(.10)
Total distributions	(.27)	(.49)	(.68)	(.40)	(.26)
Net asset value, end of period	$9.96	$9.54	$10.57	$11.25	$9.67
Total Return D	7.33%	(5.01)%	(.27)%	20.60%	(.44)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.21%	.21%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.21%	.21%	.27%	.27%	.27%
Expenses net of all reductions	.21%	.21%	.27%	.27%	.27%
Net investment income (loss)	3.00%	3.43%	2.02%	1.19%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$35,537	$31,108	$35,745	$64,959	$48,155
Portfolio turnover rate G	28%	41%	51%	37%	42%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$10.52	$11.22	$9.66	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.27	.31	.20	.11	.19
Net realized and unrealized gain (loss)	.40	(.87)	(.22)	1.83	(.22)
Total from investment operations	.67	(.56)	(.02)	1.94	(.03)
Distributions from net investment income	(.25)	(.29)	(.26)	(.12)	(.15)
Distributions from net realized gain	- C	(.17)	(.42)	(.26)	(.09)
Total distributions	(.25)	(.46)	(.68)	(.38)	(.25) D
Net asset value, end of period	$9.92	$9.50	$10.52	$11.22	$9.66
Total Return E	7.15%	(5.24)%	(.45)%	20.25%	(.53)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.41%	.41%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.41%	.41%	.47%	.47%	.47%
Expenses net of all reductions	.41%	.41%	.47%	.47%	.47%
Net investment income (loss)	2.80%	3.23%	1.82%	.99%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$729	$705	$1,156	$914	$453
Portfolio turnover rate H	28%	41%	51%	37%	42%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.56	$11.25	$9.68	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.28	.31	.22	.12	.20
Net realized and unrealized gain (loss)	.40	(.87)	(.23)	1.84	(.22)
Total from investment operations	.68	(.56)	(.01)	1.96	(.02)
Distributions from net investment income	(.21)	(.33)	(.26)	(.13)	(.15)
Distributions from net realized gain	- C	(.17)	(.42)	(.26)	(.09)
Total distributions	(.21)	(.49) D	(.68)	(.39)	(.24)
Net asset value, end of period	$9.98	$9.51	$10.56	$11.25	$9.68
Total Return E	7.24%	(5.15)%	(.38)%	20.42%	(.40)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.31%	.31%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.31%	.31%	.37%	.37%	.37%
Expenses net of all reductions	.31%	.31%	.37%	.37%	.37%
Net investment income (loss)	2.91%	3.33%	1.92%	1.09%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$94	$730	$144	$247	$101
Portfolio turnover rate H	28%	41%	51%	37%	42%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.52	$10.56	$11.25	$9.68	$9.95
Income from Investment Operations
Net investment income (loss) A,B	.29	.33	.22	.13	.21
Net realized and unrealized gain (loss)	.41	(.88)	(.22)	1.84	(.23)
Total from investment operations	.70	(.55)	-	1.97	(.02)
Distributions from net investment income	(.27)	(.32)	(.28)	(.14)	(.15)
Distributions from net realized gain	- C	(.17)	(.42)	(.26)	(.09)
Total distributions	(.28) D	(.49)	(.69) D	(.40)	(.25) D
Net asset value, end of period	$9.94	$9.52	$10.56	$11.25	$9.68
Total Return E	7.37%	(5.09)%	(.22)%	20.55%	(.43)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.21%	.21%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.21%	.21%	.27%	.27%	.27%
Expenses net of all reductions	.21%	.21%	.27%	.27%	.27%
Net investment income (loss)	3.00%	3.43%	2.02%	1.19%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$8,945	$5,841	$5,903	$882	$287
Portfolio turnover rate H	28%	41%	51%	37%	42%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund Premier Class

Years ended March 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.52	$10.55	$11.36
Income from Investment Operations
Net investment income (loss) B,C	.29	.33	.39
Net realized and unrealized gain (loss)	.40	(.87)	(.50)
Total from investment operations	.69	(.54)	(.11)
Distributions from net investment income	(.27)	(.32)	(.28)
Distributions from net realized gain	- D	(.17)	(.42)
Total distributions	(.27)	(.49)	(.70)
Net asset value, end of period	$9.94	$9.52	$10.55
Total Return E,F	7.35%	(4.99)%	(1.23)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.19%	.19%	.25% I
Expenses net of fee waivers, if any	.19%	.19%	.25% I
Expenses net of all reductions	.19%	.19%	.25% I
Net investment income (loss)	3.02%	3.45%	3.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$30,363	$31,366	$32,687
Portfolio turnover rate J	28%	41%	51%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series Government Bond Index Fund	9.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9.2
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.8
Fidelity Series Large Cap Value Index Fund	5.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Blue Chip Growth Fund	4.5
Fidelity Series International Developed Markets Bond Index Fund	3.9
65.3

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 4.5%

Fidelity Freedom® Blend 2015 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% 4/25/24 (b) (Cost $368,715)	370,000	368,703

Domestic Equity Funds - 19.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	533,973	9,648,890
Fidelity Series Commodity Strategy Fund (c)	14,531	1,374,459
Fidelity Series Large Cap Growth Index Fund (c)	286,370	6,111,129
Fidelity Series Large Cap Stock Fund (c)	295,749	6,476,908
Fidelity Series Large Cap Value Index Fund (c)	723,056	11,576,134
Fidelity Series Small Cap Core Fund (c)	8,702	102,684
Fidelity Series Small Cap Opportunities Fund (c)	187,381	2,865,059
Fidelity Series Value Discovery Fund (c)	270,175	4,276,865
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,645,279)		42,432,128

International Equity Funds - 20.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	165,529	2,535,902
Fidelity Series Emerging Markets Fund (c)	358,655	3,141,819
Fidelity Series Emerging Markets Opportunities Fund (c)	706,876	12,610,666
Fidelity Series International Growth Fund (c)	341,680	6,362,083
Fidelity Series International Index Fund (c)	193,470	2,408,706
Fidelity Series International Small Cap Fund (c)	183,507	3,213,216
Fidelity Series International Value Fund (c)	507,758	6,392,674
Fidelity Series Overseas Fund (c)	453,240	6,377,093
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $35,820,206)		43,042,159

Bond Funds - 54.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,079,126	19,855,649
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,404,042	10,670,718
Fidelity Series Corporate Bond Fund (c)	1,500,993	13,839,154
Fidelity Series Emerging Markets Debt Fund (c)	142,714	1,121,730
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	39,628	356,253
Fidelity Series Floating Rate High Income Fund (c)	22,180	200,725
Fidelity Series Government Bond Index Fund (c)	2,230,746	20,277,484
Fidelity Series High Income Fund (c)	133,457	1,129,048
Fidelity Series International Developed Markets Bond Index Fund (c)	956,715	8,352,126
Fidelity Series Investment Grade Bond Fund (c)	2,051,118	20,408,624
Fidelity Series Investment Grade Securitized Fund (c)	1,517,484	13,429,737
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,444,388	8,131,904
Fidelity Series Real Estate Income Fund (c)	21,669	209,754
TOTAL BOND FUNDS (Cost $133,583,160)		117,982,906

Short-Term Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	238,379	238,427
Fidelity Series Government Money Market Fund 5.4% (c)(e)	2,358,144	2,358,144
Fidelity Series Short-Term Credit Fund (c)	175,566	1,729,330
Fidelity Series Treasury Bill Index Fund (c)	728,512	7,234,128
TOTAL SHORT-TERM FUNDS (Cost $11,599,112)		11,560,029

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $212,016,472)	215,385,925
NET OTHER ASSETS (LIABILITIES) - 0.0%	(22,102)
NET ASSETS - 100.0%	215,363,823

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	72	Jun 2024	7,977,375	39,298	39,298
CBOT 5-Year U.S. Treasury Note Contracts (United States)	40	Jun 2024	4,280,625	11,459	11,459
CBOT Long Term U.S. Treasury Bond Contracts (United States)	4	Jun 2024	481,750	9,429	9,429

TOTAL PURCHASED					60,186

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	5	Jun 2024	1,327,125	(10,265)	(10,265)
ICE E-mini MSCI EAFE Index Contracts (United States)	4	Jun 2024	471,420	(4,319)	(4,319)
ICE MSCI Emerging Markets Index Contracts (United States)	24	Jun 2024	1,258,800	83	83

TOTAL SOLD					(14,501)

TOTAL FUTURES CONTRACTS					45,685
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $328,843.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	368,985	4,376,580	4,507,138	17,351	-	-	238,427	0.0%
Total	368,985	4,376,580	4,507,138	17,351	-	-	238,427

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18,239,684	6,469,198	4,982,100	491,687	(92,662)	221,529	19,855,649
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	12,595,922	2,046,908	3,251,870	382,092	(446,304)	(273,938)	10,670,718
Fidelity Series Blue Chip Growth Fund	9,082,004	1,779,565	5,017,254	50,738	(12,139)	3,816,714	9,648,890
Fidelity Series Canada Fund	3,016,154	509,847	1,290,173	89,325	145,768	154,306	2,535,902
Fidelity Series Commodity Strategy Fund	1,538,579	416,582	508,741	68,130	(346,174)	274,213	1,374,459
Fidelity Series Corporate Bond Fund	14,147,825	3,289,928	3,715,018	608,945	(172,642)	289,061	13,839,154
Fidelity Series Emerging Markets Debt Fund	1,145,837	223,333	322,947	72,824	(40,362)	115,869	1,121,730
Fidelity Series Emerging Markets Debt Local Currency Fund	388,174	78,237	105,525	26,203	(7,575)	2,942	356,253
Fidelity Series Emerging Markets Fund	2,469,712	1,341,654	902,378	85,159	(55,021)	287,852	3,141,819
Fidelity Series Emerging Markets Opportunities Fund	15,352,271	1,685,264	5,543,606	393,131	(528,969)	1,645,706	12,610,666
Fidelity Series Floating Rate High Income Fund	218,679	47,341	69,643	21,135	(1,013)	5,361	200,725
Fidelity Series Government Bond Index Fund	20,900,416	4,939,738	4,961,562	617,553	(268,637)	(332,471)	20,277,484
Fidelity Series Government Money Market Fund 5.4%	2,707,796	1,239,116	1,588,768	150,458	-	-	2,358,144
Fidelity Series High Income Fund	1,172,161	223,617	306,124	75,044	(16,413)	55,807	1,129,048
Fidelity Series International Developed Markets Bond Index Fund	8,950,659	1,634,492	2,257,978	340,375	(126,065)	151,018	8,352,126
Fidelity Series International Growth Fund	7,000,780	1,195,371	2,905,489	86,220	49,107	1,022,314	6,362,083
Fidelity Series International Index Fund	2,903,005	457,206	1,244,009	71,044	83,057	209,447	2,408,706
Fidelity Series International Small Cap Fund	2,182,982	1,742,936	1,151,231	121,748	(8,959)	447,488	3,213,216
Fidelity Series International Value Fund	6,972,418	1,073,172	2,770,541	214,708	260,828	856,797	6,392,674
Fidelity Series Investment Grade Bond Fund	21,301,289	4,799,275	5,404,826	878,118	(289,321)	2,207	20,408,624
Fidelity Series Investment Grade Securitized Fund	14,661,901	2,837,844	3,783,835	576,744	(247,108)	(39,065)	13,429,737
Fidelity Series Large Cap Growth Index Fund	5,752,935	1,204,369	2,710,729	49,334	758,502	1,106,052	6,111,129
Fidelity Series Large Cap Stock Fund	6,282,723	1,381,803	2,544,419	322,140	299,255	1,057,546	6,476,908
Fidelity Series Large Cap Value Index Fund	11,738,289	2,621,024	4,399,964	460,998	277,338	1,339,447	11,576,134
Fidelity Series Long-Term Treasury Bond Index Fund	9,547,215	2,626,780	3,180,661	299,375	(810,524)	(50,906)	8,131,904
Fidelity Series Overseas Fund	6,994,058	1,146,780	2,795,897	109,750	145,095	887,057	6,377,093
Fidelity Series Real Estate Income Fund	406,428	54,537	257,354	17,877	(30,930)	37,073	209,754
Fidelity Series Short-Term Credit Fund	1,789,080	561,252	657,781	53,518	(4,078)	40,857	1,729,330
Fidelity Series Small Cap Core Fund	20,375	78,500	3,711	453	441	7,079	102,684
Fidelity Series Small Cap Opportunities Fund	2,862,645	615,036	1,254,278	29,307	(9,444)	651,100	2,865,059
Fidelity Series Treasury Bill Index Fund	7,610,399	3,084,557	3,444,638	421,174	(9,491)	(6,699)	7,234,128
Fidelity Series Value Discovery Fund	4,289,244	1,058,398	1,475,557	211,591	64,513	340,267	4,276,865
	224,241,639	52,463,660	74,808,607	7,396,898	(1,439,927)	14,322,030	214,778,795

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	368,703	-	368,703	-

Domestic Equity Funds	42,432,128	42,432,128	-	-

International Equity Funds	43,042,159	43,042,159	-	-

Bond Funds	117,982,906	117,982,906	-	-

Short-Term Funds	11,560,029	11,560,029	-	-
Total Investments in Securities:	215,385,925	215,017,222	368,703	-
Derivative Instruments: Assets
Futures Contracts	60,269	60,269	-	-
Total Assets	60,269	60,269	-	-
Liabilities
Futures Contracts	(14,584)	(14,584)	-	-
Total Liabilities	(14,584)	(14,584)	-	-
Total Derivative Instruments:	45,685	45,685	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	83	(14,584)
Total Equity Risk	83	(14,584)
Interest Rate Risk
Futures Contracts (a)	60,186	0
Total Interest Rate Risk	60,186	0
Total Value of Derivatives	60,269	(14,584)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2015 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $368,715)	$368,703
Fidelity Central Funds (cost $238,427)	238,427
Other affiliated issuers (cost $211,409,330)	214,778,795

Total Investment in Securities (cost $212,016,472)		$215,385,925
Cash		33,658
Receivable for investments sold		1,268,053
Receivable for fund shares sold		9,492
Distributions receivable from Fidelity Central Funds		1,144
Total assets		216,698,272
Liabilities
Payable for investments purchased	$816,792
Payable for fund shares redeemed	460,754
Accrued management fee	41,667
Distribution and service plan fees payable	1,372
Payable for daily variation margin on futures contracts	13,864
Total liabilities		1,334,449
Net Assets		$215,363,823
Net Assets consist of:
Paid in capital		$218,778,823
Total accumulated earnings (loss)		(3,415,000)
Net Assets		$215,363,823

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,983,005 ÷ 197,670 shares)(a)		$10.03
Maximum offering price per share (100/94.25 of $10.03)		$10.64
Class M :
Net Asset Value and redemption price per share ($657,695 ÷ 65,579 shares)(a)		$10.03
Maximum offering price per share (100/96.50 of $10.03)		$10.39
Class C :
Net Asset Value and offering price per share ($833,957 ÷ 84,386 shares)(a)		$9.88
Fidelity Freedom Blend 2015 Fund :
Net Asset Value, offering price and redemption price per share ($12,472,550 ÷ 1,240,287 shares)		$10.06
Class K :
Net Asset Value, offering price and redemption price per share ($5,909,662 ÷ 586,274 shares)		$10.08
Class K6 :
Net Asset Value, offering price and redemption price per share ($88,865,115 ÷ 8,784,888 shares)		$10.12
Class I :
Net Asset Value, offering price and redemption price per share ($4,604,466 ÷ 457,727 shares)		$10.06
Class Z :
Net Asset Value, offering price and redemption price per share ($219,449 ÷ 21,738 shares)		$10.10
Class Z6 :
Net Asset Value, offering price and redemption price per share ($13,956,721 ÷ 1,384,462 shares)		$10.08
Premier Class :
Net Asset Value, offering price and redemption price per share ($85,861,203 ÷ 8,509,357 shares)		$10.09
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$6,784,917
Interest		19,861
Income from Fidelity Central Funds		17,351
Total income		6,822,129
Expenses
Management fee	$514,683
Distribution and service plan fees	13,050
Independent trustees' fees and expenses	713
Miscellaneous	1,610
Total expenses before reductions	530,056
Expense reductions	(331)
Total expenses after reductions		529,725
Net Investment income (loss)		6,292,404
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,439,927)
Futures contracts	(797,832)
Capital gain distributions from underlying funds:
Affiliated issuers	611,981
Total net realized gain (loss)		(1,625,778)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(64)
Affiliated issuers	14,322,030
Futures contracts	114,123
Total change in net unrealized appreciation (depreciation)		14,436,089
Net gain (loss)		12,810,311
Net increase (decrease) in net assets resulting from operations		$19,102,715
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,292,404	$7,513,144
Net realized gain (loss)	(1,625,778)	(3,762,810)
Change in net unrealized appreciation (depreciation)	14,436,089	(18,830,374)
Net increase (decrease) in net assets resulting from operations	19,102,715	(15,080,040)
Distributions to shareholders	(6,258,312)	(12,331,320)

Share transactions - net increase (decrease)	(22,428,251)	(1,175,513)
Total increase (decrease) in net assets	(9,583,848)	(28,586,873)

Net Assets
Beginning of period	224,947,671	253,534,544
End of period	$215,363,823	$224,947,671

Financial Highlights
Fidelity Advisor Freedom® Blend 2015 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.46	$10.61	$11.36	$9.43	$9.91
Income from Investment Operations
Net investment income (loss) A,B	.23	.27	.18	.08	.16
Net realized and unrealized gain (loss)	.58	(.93)	(.17)	2.28	(.37)
Total from investment operations	.81	(.66)	.01	2.36	(.21)
Distributions from net investment income	(.23)	(.26)	(.24)	(.11)	(.15)
Distributions from net realized gain	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	(.24)	(.49) C	(.76)	(.43) C	(.27)
Net asset value, end of period	$10.03	$9.46	$10.61	$11.36	$9.43
Total Return D,E	8.58%	(6.15)%	(.22)%	25.27%	(2.38)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67%	.68%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.67%	.68%	.73%	.73%	.73%
Expenses net of all reductions	.67%	.68%	.73%	.73%	.73%
Net investment income (loss)	2.41%	2.85%	1.54%	.77%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$1,983	$1,032	$701	$626	$346
Portfolio turnover rate H	24%	32%	47%	43%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.44	$10.61	$11.35	$9.44	$9.90
Income from Investment Operations
Net investment income (loss) A,B	.21	.24	.15	.06	.14
Net realized and unrealized gain (loss)	.58	(.94)	(.16)	2.27	(.36)
Total from investment operations	.79	(.70)	(.01)	2.33	(.22)
Distributions from net investment income	(.19)	(.25)	(.21)	(.09)	(.12)
Distributions from net realized gain	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	(.20)	(.47)	(.73)	(.42)	(.24)
Net asset value, end of period	$10.03	$9.44	$10.61	$11.35	$9.44
Total Return C,D	8.38%	(6.49)%	(.40)%	24.86%	(2.50)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.92%	.93%	.98%	.98%	.98%
Expenses net of fee waivers, if any	.92%	.93%	.98%	.98%	.98%
Expenses net of all reductions	.92%	.93%	.98%	.98%	.98%
Net investment income (loss)	2.16%	2.60%	1.29%	.52%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$658	$808	$627	$696	$107
Portfolio turnover rate G	24%	32%	47%	43%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$10.51	$11.28	$9.39	$9.87
Income from Investment Operations
Net investment income (loss) A,B	.16	.20	.09	- C	.08
Net realized and unrealized gain (loss)	.56	(.93)	(.16)	2.26	(.36)
Total from investment operations	.72	(.73)	(.07)	2.26	(.28)
Distributions from net investment income	(.18)	(.20)	(.18)	(.05)	(.08)
Distributions from net realized gain	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	(.19)	(.43) D	(.70)	(.37) D	(.20)
Net asset value, end of period	$9.88	$9.35	$10.51	$11.28	$9.39
Total Return E,F	7.75%	(6.91)%	(.94)%	24.28%	(3.04)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.42%	1.43%	1.48%	1.48%	1.48%
Expenses net of fee waivers, if any	1.42%	1.43%	1.48%	1.48%	1.48%
Expenses net of all reductions	1.42%	1.43%	1.48%	1.48%	1.48%
Net investment income (loss)	1.66%	2.10%	.79%	.02%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$834	$552	$606	$763	$467
Portfolio turnover rate I	24%	32%	47%	43%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.48	$10.63	$11.37	$9.44	$9.91
Income from Investment Operations
Net investment income (loss) A,B	.26	.29	.20	.11	.19
Net realized and unrealized gain (loss)	.58	(.93)	(.16)	2.27	(.37)
Total from investment operations	.84	(.64)	.04	2.38	(.18)
Distributions from net investment income	(.25)	(.29)	(.26)	(.13)	(.17)
Distributions from net realized gain	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	(.26)	(.51)	(.78)	(.45) C	(.29)
Net asset value, end of period	$10.06	$9.48	$10.63	$11.37	$9.44
Total Return D	8.90%	(5.91)%	.03%	25.50%	(2.09)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42%	.43%	.48%	.48%	.49% G
Expenses net of fee waivers, if any	.42%	.43%	.48%	.48%	.49% G
Expenses net of all reductions	.42%	.43%	.48%	.48%	.49% G
Net investment income (loss)	2.66%	3.10%	1.79%	1.02%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$12,473	$13,357	$13,189	$11,995	$8,440
Portfolio turnover rate H	24%	32%	47%	43%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$10.66	$11.40	$9.45	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.27	.31	.22	.12	.20
Net realized and unrealized gain (loss)	.58	(.95)	(.17)	2.29	(.37)
Total from investment operations	.85	(.64)	.05	2.41	(.17)
Distributions from net investment income	(.26)	(.29)	(.28)	(.13)	(.18)
Distributions from net realized gain	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	(.27)	(.52) C	(.79) C	(.46)	(.30)
Net asset value, end of period	$10.08	$9.50	$10.66	$11.40	$9.45
Total Return D	9.00%	(5.91)%	.16%	25.74%	(2.03)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.32%	.33%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.32%	.33%	.38%	.38%	.38%
Expenses net of all reductions	.32%	.33%	.38%	.38%	.38%
Net investment income (loss)	2.76%	3.20%	1.89%	1.12%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$5,910	$5,071	$7,338	$5,237	$6,147
Portfolio turnover rate G	24%	32%	47%	43%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.53	$10.69	$11.41	$9.47	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.28	.32	.23	.13	.21
Net realized and unrealized gain (loss)	.59	(.95)	(.16)	2.28	(.37)
Total from investment operations	.87	(.63)	.07	2.41	(.16)
Distributions from net investment income	(.27)	(.31)	(.27)	(.14)	(.17)
Distributions from net realized gain	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	(.28)	(.53)	(.79)	(.47)	(.29)
Net asset value, end of period	$10.12	$9.53	$10.69	$11.41	$9.47
Total Return C	9.18%	(5.79)%	.28%	25.71%	(1.86)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.22%	.23%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.22%	.23%	.28%	.28%	.28%
Expenses net of all reductions	.22%	.23%	.28%	.28%	.28%
Net investment income (loss)	2.86%	3.30%	1.99%	1.22%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$88,865	$79,892	$85,899	$208,674	$162,504
Portfolio turnover rate F	24%	32%	47%	43%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.48	$10.63	$11.38	$9.44	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.26	.29	.20	.11	.19
Net realized and unrealized gain (loss)	.58	(.93)	(.17)	2.28	(.37)
Total from investment operations	.84	(.64)	.03	2.39	(.18)
Distributions from net investment income	(.25)	(.28)	(.26)	(.12)	(.18)
Distributions from net realized gain	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	(.26)	(.51) C	(.78)	(.45)	(.30)
Net asset value, end of period	$10.06	$9.48	$10.63	$11.38	$9.44
Total Return D	8.90%	(5.93)%	(.03)%	25.55%	(2.09)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42%	.43%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.42%	.43%	.48%	.48%	.48%
Expenses net of all reductions	.42%	.43%	.48%	.48%	.48%
Net investment income (loss)	2.66%	3.10%	1.79%	1.02%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$4,604	$4,891	$5,025	$5,420	$3,592
Portfolio turnover rate G	24%	32%	47%	43%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.52	$10.68	$11.42	$9.47	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.27	.31	.22	.12	.20
Net realized and unrealized gain (loss)	.58	(.95)	(.17)	2.29	(.37)
Total from investment operations	.85	(.64)	.05	2.41	(.17)
Distributions from net investment income	(.27)	(.30)	(.27)	(.13)	(.16)
Distributions from net realized gain	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	(.27) C	(.52)	(.79)	(.46)	(.28)
Net asset value, end of period	$10.10	$9.52	$10.68	$11.42	$9.47
Total Return D	9.03%	(5.88)%	.13%	25.70%	(1.99)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.32%	.33%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.32%	.33%	.38%	.38%	.38%
Expenses net of all reductions	.32%	.33%	.38%	.38%	.38%
Net investment income (loss)	2.76%	3.20%	1.89%	1.12%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$219	$117	$125	$124	$99
Portfolio turnover rate G	24%	32%	47%	43%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$10.66	$11.40	$9.46	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.27	.31	.22	.13	.21
Net realized and unrealized gain (loss)	.59	(.94)	(.15)	2.29	(.37)
Total from investment operations	.86	(.63)	.07	2.42	(.16)
Distributions from net investment income	(.27)	(.31)	(.29)	(.15)	(.18)
Distributions from net realized gain	(.01)	(.22)	(.52)	(.33)	(.12)
Total distributions	(.28)	(.53)	(.81)	(.48)	(.30)
Net asset value, end of period	$10.08	$9.50	$10.66	$11.40	$9.46
Total Return C	9.10%	(5.78)%	.27%	25.84%	(1.95)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.22%	.23%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.22%	.23%	.28%	.28%	.28%
Expenses net of all reductions	.22%	.23%	.28%	.28%	.28%
Net investment income (loss)	2.86%	3.30%	1.99%	1.22%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$13,957	$31,442	$29,532	$1,740	$667
Portfolio turnover rate F	24%	32%	47%	43%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund Premier Class

Years ended March 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.67	$11.55
Income from Investment Operations
Net investment income (loss) B,C	.28	.32	.40
Net realized and unrealized gain (loss)	.58	(.95)	(.47)
Total from investment operations	.86	(.63)	(.07)
Distributions from net investment income	(.27)	(.31)	(.30)
Distributions from net realized gain	(.01)	(.22)	(.52)
Total distributions	(.28)	(.53)	(.81) D
Net asset value, end of period	$10.09	$9.51	$10.67
Total Return E,F	9.11%	(5.77)%	(.88)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20%	.20%	.25% I
Expenses net of fee waivers, if any	.20%	.20%	.25% I
Expenses net of all reductions	.20%	.20%	.25% I
Net investment income (loss)	2.88%	3.33%	3.58% I
Supplemental Data
Net assets, end of period (000 omitted)	$85,861	$87,785	$110,493
Portfolio turnover rate J	24%	32%	47%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series Government Bond Index Fund	8.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.5
Fidelity Series Large Cap Value Index Fund	6.9
Fidelity Series Emerging Markets Opportunities Fund	6.7
Fidelity Series Blue Chip Growth Fund	5.8
Fidelity Series Corporate Bond Fund	5.7
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.0
Fidelity Series Large Cap Stock Fund	3.9
62.8

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 4.5%

Fidelity Freedom® Blend 2020 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% 4/25/24 (b) (Cost $1,185,868)	1,190,000	1,185,830

Domestic Equity Funds - 25.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	2,442,602	44,137,815
Fidelity Series Commodity Strategy Fund (c)	50,893	4,813,932
Fidelity Series Large Cap Growth Index Fund (c)	1,310,087	27,957,248
Fidelity Series Large Cap Stock Fund (c)	1,352,799	29,626,303
Fidelity Series Large Cap Value Index Fund (c)	3,307,600	52,954,671
Fidelity Series Small Cap Core Fund (c)	41,573	490,567
Fidelity Series Small Cap Opportunities Fund (c)	856,964	13,102,980
Fidelity Series Value Discovery Fund (c)	1,235,738	19,561,729
TOTAL DOMESTIC EQUITY FUNDS (Cost $138,820,216)		192,645,245

International Equity Funds - 23.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	726,111	11,124,021
Fidelity Series Emerging Markets Fund (c)	1,449,511	12,697,718
Fidelity Series Emerging Markets Opportunities Fund (c)	2,856,833	50,965,903
Fidelity Series International Growth Fund (c)	1,498,847	27,908,535
Fidelity Series International Index Fund (c)	848,689	10,566,175
Fidelity Series International Small Cap Fund (c)	650,844	11,396,277
Fidelity Series International Value Fund (c)	2,227,368	28,042,558
Fidelity Series Overseas Fund (c)	1,988,224	27,974,305
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $152,019,768)		180,675,492

Bond Funds - 48.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,919,518	27,881,393
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	7,536,441	57,276,949
Fidelity Series Corporate Bond Fund (c)	4,730,187	43,612,327
Fidelity Series Emerging Markets Debt Fund (c)	499,922	3,929,389
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	135,906	1,221,794
Fidelity Series Floating Rate High Income Fund (c)	77,459	701,001
Fidelity Series Government Bond Index Fund (c)	7,028,621	63,890,168
Fidelity Series High Income Fund (c)	462,848	3,915,697
Fidelity Series International Developed Markets Bond Index Fund (c)	3,388,766	29,583,931
Fidelity Series Investment Grade Bond Fund (c)	6,462,631	64,303,178
Fidelity Series Investment Grade Securitized Fund (c)	4,782,326	42,323,581
Fidelity Series Long-Term Treasury Bond Index Fund (c)	5,435,372	30,601,144
Fidelity Series Real Estate Income Fund (c)	76,827	743,682
TOTAL BOND FUNDS (Cost $422,134,366)		369,984,234

Short-Term Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	958,483	958,674
Fidelity Series Government Money Market Fund 5.4% (c)(e)	3,815,765	3,815,765
Fidelity Series Short-Term Credit Fund (c)	230,121	2,266,697
Fidelity Series Treasury Bill Index Fund (c)	1,255,222	12,464,359
TOTAL SHORT-TERM FUNDS (Cost $19,524,724)		19,505,495

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $733,684,942)	763,996,296
NET OTHER ASSETS (LIABILITIES) - 0.0%	(204,956)
NET ASSETS - 100.0%	763,791,340

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	255	Jun 2024	28,253,203	138,261	138,261
CBOT 5-Year U.S. Treasury Note Contracts (United States)	143	Jun 2024	15,303,234	42,429	42,429
CBOT Long Term U.S. Treasury Bond Contracts (United States)	13	Jun 2024	1,565,688	30,643	30,643

TOTAL PURCHASED					211,333

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	16	Jun 2024	4,246,800	(31,807)	(31,807)
ICE E-mini MSCI EAFE Index Contracts (United States)	14	Jun 2024	1,649,970	(17,290)	(17,290)
ICE MSCI Emerging Markets Index Contracts (United States)	87	Jun 2024	4,563,150	299	299

TOTAL SOLD					(48,798)

TOTAL FUTURES CONTRACTS					162,535
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,096,145.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,067,310	17,062,590	17,171,226	67,391	-	-	958,674	0.0%
Total	1,067,310	17,062,590	17,171,226	67,391	-	-	958,674

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19,154,323	12,682,153	4,121,217	611,332	(29,426)	195,560	27,881,393
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	62,204,379	12,334,274	13,659,915	1,916,703	(1,866,051)	(1,735,738)	57,276,949
Fidelity Series Blue Chip Growth Fund	40,202,748	7,206,751	20,323,218	223,018	(107,080)	17,158,614	44,137,815
Fidelity Series Canada Fund	12,278,900	2,060,039	4,498,560	369,559	337,491	946,151	11,124,021
Fidelity Series Commodity Strategy Fund	5,250,693	1,384,754	1,586,933	225,370	(709,904)	475,322	4,813,932
Fidelity Series Corporate Bond Fund	42,334,544	10,757,157	9,793,863	1,824,721	(228,821)	543,310	43,612,327
Fidelity Series Emerging Markets Debt Fund	3,858,623	718,934	904,654	244,444	(86,932)	343,418	3,929,389
Fidelity Series Emerging Markets Debt Local Currency Fund	1,309,954	251,918	324,626	88,165	(13,947)	(1,505)	1,221,794
Fidelity Series Emerging Markets Fund	8,660,587	5,455,754	2,370,251	321,585	(53,761)	1,005,389	12,697,718
Fidelity Series Emerging Markets Opportunities Fund	59,186,908	5,507,182	18,239,454	1,484,584	(2,025,364)	6,536,631	50,965,903
Fidelity Series Floating Rate High Income Fund	735,126	159,531	208,350	70,788	(2,333)	17,027	701,001
Fidelity Series Government Bond Index Fund	62,572,777	16,223,463	13,064,970	1,851,821	(353,085)	(1,488,017)	63,890,168
Fidelity Series Government Money Market Fund 5.4%	4,771,231	3,205,983	4,161,449	276,158	-	-	3,815,765
Fidelity Series High Income Fund	3,937,860	733,507	887,766	250,460	(37,939)	170,035	3,915,697
Fidelity Series International Developed Markets Bond Index Fund	30,207,163	6,032,987	6,741,789	1,138,444	(269,942)	355,512	29,583,931
Fidelity Series International Growth Fund	28,501,300	4,731,871	9,894,967	356,677	44,806	4,525,525	27,908,535
Fidelity Series International Index Fund	11,818,514	1,815,208	4,327,527	293,926	195,779	1,064,201	10,566,175
Fidelity Series International Small Cap Fund	8,924,463	4,414,154	3,288,604	403,235	(100,616)	1,446,880	11,396,277
Fidelity Series International Value Fund	28,348,909	4,523,303	9,590,975	888,211	743,129	4,018,192	28,042,558
Fidelity Series Investment Grade Bond Fund	63,748,517	15,954,383	14,494,402	2,632,050	(211,852)	(693,468)	64,303,178
Fidelity Series Investment Grade Securitized Fund	43,890,419	9,547,671	10,224,979	1,728,379	(373,738)	(515,792)	42,323,581
Fidelity Series Large Cap Growth Index Fund	25,466,194	4,986,592	10,830,269	218,491	2,543,831	5,790,900	27,957,248
Fidelity Series Large Cap Stock Fund	27,861,088	5,906,159	10,264,791	1,421,813	922,650	5,201,197	29,626,303
Fidelity Series Large Cap Value Index Fund	52,010,771	11,137,568	17,527,308	2,040,147	538,231	6,795,409	52,954,671
Fidelity Series Long-Term Treasury Bond Index Fund	34,057,701	9,371,359	9,747,894	1,067,346	(1,588,148)	(1,491,874)	30,601,144
Fidelity Series Overseas Fund	28,473,627	4,538,231	9,456,889	454,038	101,155	4,318,181	27,974,305
Fidelity Series Real Estate Income Fund	1,370,627	183,441	830,955	60,423	(95,321)	115,890	743,682
Fidelity Series Short-Term Credit Fund	1,822,231	1,365,296	956,249	53,514	(10,215)	45,634	2,266,697
Fidelity Series Small Cap Core Fund	83,092	392,488	20,217	2,044	2,243	32,961	490,567
Fidelity Series Small Cap Opportunities Fund	12,721,106	2,494,765	5,015,463	129,121	(39,407)	2,941,979	13,102,980
Fidelity Series Treasury Bill Index Fund	12,664,449	7,195,610	7,367,096	737,055	(23,011)	(5,593)	12,464,359
Fidelity Series Value Discovery Fund	19,036,735	4,789,405	6,110,754	939,016	51,240	1,795,103	19,561,729
	757,465,559	178,061,891	230,836,354	24,322,638	(2,746,338)	59,907,034	761,851,792

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,185,830	-	1,185,830	-

Domestic Equity Funds	192,645,245	192,645,245	-	-

International Equity Funds	180,675,492	180,675,492	-	-

Bond Funds	369,984,234	369,984,234	-	-

Short-Term Funds	19,505,495	19,505,495	-	-
Total Investments in Securities:	763,996,296	762,810,466	1,185,830	-
Derivative Instruments: Assets
Futures Contracts	211,632	211,632	-	-
Total Assets	211,632	211,632	-	-
Liabilities
Futures Contracts	(49,097)	(49,097)	-	-
Total Liabilities	(49,097)	(49,097)	-	-
Total Derivative Instruments:	162,535	162,535	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	299	(49,097)
Total Equity Risk	299	(49,097)
Interest Rate Risk
Futures Contracts (a)	211,333	0
Total Interest Rate Risk	211,333	0
Total Value of Derivatives	211,632	(49,097)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2020 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,185,868)	$1,185,830
Fidelity Central Funds (cost $958,674)	958,674
Other affiliated issuers (cost $731,540,400)	761,851,792

Total Investment in Securities (cost $733,684,942)		$763,996,296
Receivable for investments sold		4,919,056
Receivable for fund shares sold		810,309
Distributions receivable from Fidelity Central Funds		4,220
Total assets		769,729,881
Liabilities
Payable for investments purchased	$3,447,488
Payable for fund shares redeemed	2,281,876
Accrued management fee	157,004
Distribution and service plan fees payable	3,016
Payable for daily variation margin on futures contracts	49,157
Total liabilities		5,938,541
Net Assets		$763,791,340
Net Assets consist of:
Paid in capital		$753,371,800
Total accumulated earnings (loss)		10,419,540
Net Assets		$763,791,340

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($6,917,087 ÷ 668,458 shares)(a)		$10.35
Maximum offering price per share (100/94.25 of $10.35)		$10.98
Class M :
Net Asset Value and redemption price per share ($1,158,274 ÷ 111,996 shares)(a)		$10.34
Maximum offering price per share (100/96.50 of $10.34)		$10.72
Class C :
Net Asset Value and offering price per share ($1,362,219 ÷ 133,182 shares)(a)		$10.23
Fidelity Freedom Blend 2020 Fund :
Net Asset Value, offering price and redemption price per share ($48,385,161 ÷ 4,662,459 shares)		$10.38
Class K :
Net Asset Value, offering price and redemption price per share ($22,022,247 ÷ 2,114,133 shares)		$10.42
Class K6 :
Net Asset Value, offering price and redemption price per share ($348,466,620 ÷ 33,328,055 shares)		$10.46
Class I :
Net Asset Value, offering price and redemption price per share ($5,331,991 ÷ 512,595 shares)		$10.40
Class Z :
Net Asset Value, offering price and redemption price per share ($1,945,192 ÷ 186,718 shares)		$10.42
Class Z6 :
Net Asset Value, offering price and redemption price per share ($44,352,522 ÷ 4,254,156 shares)		$10.43
Premier Class :
Net Asset Value, offering price and redemption price per share ($283,850,027 ÷ 27,204,544 shares)		$10.43
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$21,667,693
Interest		65,103
Income from Fidelity Central Funds		67,391
Total income		21,800,187
Expenses
Management fee	$1,856,195
Distribution and service plan fees	33,302
Independent trustees' fees and expenses	2,398
Miscellaneous	4,715
Total expenses before reductions	1,896,610
Expense reductions	(177)
Total expenses after reductions		1,896,433
Net Investment income (loss)		19,903,754
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,746,338)
Futures contracts	(2,772,243)
Capital gain distributions from underlying funds:
Affiliated issuers	2,654,945
Total net realized gain (loss)		(2,863,636)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(268)
Affiliated issuers	59,907,034
Futures contracts	380,923
Total change in net unrealized appreciation (depreciation)		60,287,689
Net gain (loss)		57,424,053
Net increase (decrease) in net assets resulting from operations		$77,327,807
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,903,754	$22,497,345
Net realized gain (loss)	(2,863,636)	(11,709,060)
Change in net unrealized appreciation (depreciation)	60,287,689	(63,275,821)
Net increase (decrease) in net assets resulting from operations	77,327,807	(52,487,536)
Distributions to shareholders	(19,922,482)	(39,754,545)

Share transactions - net increase (decrease)	(53,279,553)	36,536,417
Total increase (decrease) in net assets	4,125,772	(55,705,664)

Net Assets
Beginning of period	759,665,568	815,371,232
End of period	$763,791,340	$759,665,568

Financial Highlights
Fidelity Advisor Freedom® Blend 2020 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.59	$10.86	$11.61	$9.30	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.22	.26	.18	.09	.16
Net realized and unrealized gain (loss)	.77	(1.02)	(.12)	2.70	(.49)
Total from investment operations	.99	(.76)	.06	2.79	(.33)
Distributions from net investment income	(.22)	(.26)	(.25)	(.11)	(.15)
Distributions from net realized gain	(.01)	(.25)	(.56)	(.37)	(.14)
Total distributions	(.23)	(.51)	(.81)	(.48)	(.29)
Net asset value, end of period	$10.35	$9.59	$10.86	$11.61	$9.30
Total Return C,D	10.40%	(6.92)%	.19%	30.27%	(3.65)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69%	.69%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.69%	.69%	.74%	.74%	.75%
Expenses net of all reductions	.69%	.69%	.74%	.74%	.75%
Net investment income (loss)	2.22%	2.67%	1.50%	.82%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$6,917	$6,154	$5,800	$3,303	$1,422
Portfolio turnover rate G	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.59	$10.85	$11.60	$9.29	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.19	.23	.15	.06	.13
Net realized and unrealized gain (loss)	.76	(1.01)	(.12)	2.71	(.48)
Total from investment operations	.95	(.78)	.03	2.77	(.35)
Distributions from net investment income	(.19)	(.23)	(.22)	(.10)	(.14)
Distributions from net realized gain	(.01)	(.25)	(.56)	(.37)	(.14)
Total distributions	(.20)	(.48)	(.78)	(.46) C	(.28)
Net asset value, end of period	$10.34	$9.59	$10.85	$11.60	$9.29
Total Return D,E	10.00%	(7.13)%	(.07)%	30.14%	(3.91)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.94%	.94%	.99%	.99%	1.00%
Expenses net of fee waivers, if any	.94%	.94%	.99%	.99%	1.00%
Expenses net of all reductions	.94%	.94%	.99%	.99%	1.00%
Net investment income (loss)	1.97%	2.42%	1.25%	.56%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$1,158	$1,257	$1,434	$1,433	$267
Portfolio turnover rate H	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.49	$10.77	$11.54	$9.26	$9.90
Income from Investment Operations
Net investment income (loss) A,B	.14	.18	.09	.01	.08
Net realized and unrealized gain (loss)	.76	(1.00)	(.11)	2.69	(.49)
Total from investment operations	.90	(.82)	(.02)	2.70	(.41)
Distributions from net investment income	(.15)	(.21)	(.19)	(.05)	(.09)
Distributions from net realized gain	(.01)	(.25)	(.56)	(.36)	(.14)
Total distributions	(.16)	(.46)	(.75)	(.42) C	(.23)
Net asset value, end of period	$10.23	$9.49	$10.77	$11.54	$9.26
Total Return D,E	9.51%	(7.56)%	(.56)%	29.38%	(4.42)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.44%	1.44%	1.49%	1.49%	1.50%
Expenses net of fee waivers, if any	1.44%	1.44%	1.49%	1.49%	1.50%
Expenses net of all reductions	1.44%	1.44%	1.49%	1.48%	1.50%
Net investment income (loss)	1.47%	1.92%	.75%	.08%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$1,362	$1,287	$1,316	$1,027	$413
Portfolio turnover rate H	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.62	$10.88	$11.63	$9.31	$9.92
Income from Investment Operations
Net investment income (loss) A,B	.24	.28	.20	.12	.18
Net realized and unrealized gain (loss)	.77	(1.01)	(.11)	2.70	(.48)
Total from investment operations	1.01	(.73)	.09	2.82	(.30)
Distributions from net investment income	(.24)	(.28)	(.28)	(.13)	(.17)
Distributions from net realized gain	(.01)	(.25)	(.57)	(.37)	(.14)
Total distributions	(.25)	(.53)	(.84) C	(.50)	(.31)
Net asset value, end of period	$10.38	$9.62	$10.88	$11.63	$9.31
Total Return D	10.60%	(6.62)%	.45%	30.61%	(3.38)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.44%	.44%	.49%	.49%	.51% G
Expenses net of fee waivers, if any	.44%	.44%	.49%	.49%	.51% G
Expenses net of all reductions	.44%	.44%	.49%	.49%	.51% G
Net investment income (loss)	2.47%	2.92%	1.75%	1.07%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$48,385	$50,764	$60,070	$33,411	$19,124
Portfolio turnover rate H	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.65	$10.92	$11.66	$9.32	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.25	.29	.22	.13	.20
Net realized and unrealized gain (loss)	.78	(1.03)	(.11)	2.71	(.49)
Total from investment operations	1.03	(.74)	.11	2.84	(.29)
Distributions from net investment income	(.25)	(.28)	(.28)	(.14)	(.19)
Distributions from net realized gain	(.01)	(.25)	(.57)	(.37)	(.14)
Total distributions	(.26)	(.53)	(.85)	(.50) C	(.33)
Net asset value, end of period	$10.42	$9.65	$10.92	$11.66	$9.32
Total Return D	10.75%	(6.62)%	.57%	30.84%	(3.35)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.34%	.34%	.39%	.39%	.40%
Expenses net of fee waivers, if any	.34%	.34%	.39%	.39%	.40%
Expenses net of all reductions	.34%	.34%	.39%	.39%	.40%
Net investment income (loss)	2.57%	3.02%	1.85%	1.17%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$22,022	$16,963	$23,621	$26,939	$23,420
Portfolio turnover rate G	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.69	$10.96	$11.68	$9.34	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.26	.30	.23	.14	.21
Net realized and unrealized gain (loss)	.78	(1.02)	(.11)	2.71	(.49)
Total from investment operations	1.04	(.72)	.12	2.85	(.28)
Distributions from net investment income	(.26)	(.30)	(.28)	(.15)	(.18)
Distributions from net realized gain	(.01)	(.25)	(.57)	(.37)	(.14)
Total distributions	(.27)	(.55)	(.84) C	(.51) C	(.32)
Net asset value, end of period	$10.46	$9.69	$10.96	$11.68	$9.34
Total Return D	10.83%	(6.45)%	.68%	30.88%	(3.21)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.24%	.24%	.29%	.29%	.30%
Expenses net of fee waivers, if any	.24%	.24%	.29%	.29%	.30%
Expenses net of all reductions	.24%	.24%	.29%	.29%	.30%
Net investment income (loss)	2.67%	3.12%	1.95%	1.27%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$348,467	$309,974	$296,601	$684,575	$476,911
Portfolio turnover rate G	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.63	$10.90	$11.64	$9.31	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.24	.28	.21	.12	.19
Net realized and unrealized gain (loss)	.77	(1.03)	(.11)	2.71	(.50)
Total from investment operations	1.01	(.75)	.10	2.83	(.31)
Distributions from net investment income	(.23)	(.27)	(.28)	(.13)	(.18)
Distributions from net realized gain	(.01)	(.25)	(.57)	(.37)	(.14)
Total distributions	(.24)	(.52)	(.84) C	(.50)	(.32)
Net asset value, end of period	$10.40	$9.63	$10.90	$11.64	$9.31
Total Return D	10.59%	(6.72)%	.51%	30.71%	(3.50)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.44%	.44%	.49%	.49%	.51% G
Expenses net of fee waivers, if any	.44%	.44%	.49%	.49%	.51% G
Expenses net of all reductions	.44%	.44%	.49%	.49%	.51% G
Net investment income (loss)	2.47%	2.92%	1.75%	1.07%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$5,332	$8,616	$9,095	$8,555	$5,169
Portfolio turnover rate H	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$10.93	$11.68	$9.34	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.25	.29	.22	.13	.20
Net realized and unrealized gain (loss)	.78	(1.02)	(.11)	2.71	(.50)
Total from investment operations	1.03	(.73)	.11	2.84	(.30)
Distributions from net investment income	(.26)	(.29)	(.29)	(.14)	(.17)
Distributions from net realized gain	(.01)	(.25)	(.57)	(.37)	(.14)
Total distributions	(.27)	(.54)	(.86)	(.50) C	(.30) C
Net asset value, end of period	$10.42	$9.66	$10.93	$11.68	$9.34
Total Return D	10.75%	(6.56)%	.55%	30.77%	(3.35)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.34%	.34%	.39%	.39%	.40%
Expenses net of fee waivers, if any	.34%	.34%	.39%	.39%	.40%
Expenses net of all reductions	.34%	.34%	.39%	.39%	.40%
Net investment income (loss)	2.57%	3.02%	1.85%	1.17%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$1,945	$787	$740	$158	$121
Portfolio turnover rate G	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$10.93	$11.68	$9.34	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.26	.30	.23	.14	.20
Net realized and unrealized gain (loss)	.78	(1.02)	(.11)	2.71	(.48)
Total from investment operations	1.04	(.72)	.12	2.85	(.28)
Distributions from net investment income	(.26)	(.30)	(.30)	(.15)	(.18)
Distributions from net realized gain	(.01)	(.25)	(.57)	(.37)	(.14)
Total distributions	(.27)	(.55)	(.87)	(.51) C	(.32)
Net asset value, end of period	$10.43	$9.66	$10.93	$11.68	$9.34
Total Return D	10.86%	(6.45)%	.63%	30.88%	(3.19)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.24%	.24%	.29%	.29%	.31% G
Expenses net of fee waivers, if any	.24%	.24%	.29%	.29%	.31% G
Expenses net of all reductions	.24%	.24%	.29%	.29%	.31% G
Net investment income (loss)	2.67%	3.12%	1.95%	1.27%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$44,353	$69,287	$52,552	$3,752	$1,790
Portfolio turnover rate H	24%	36%	44%	37%	40%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund Premier Class

Years ended March 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.67	$10.94	$11.85
Income from Investment Operations
Net investment income (loss) B,C	.27	.30	.43
Net realized and unrealized gain (loss)	.76	(1.02)	(.47)
Total from investment operations	1.03	(.72)	(.04)
Distributions from net investment income	(.26)	(.30)	(.31)
Distributions from net realized gain	(.01)	(.25)	(.57)
Total distributions	(.27)	(.55)	(.87) D
Net asset value, end of period	$10.43	$9.67	$10.94
Total Return E,F	10.78%	(6.45)%	(.69)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21%	.21%	.26% I
Expenses net of fee waivers, if any	.21%	.21%	.26% I
Expenses net of all reductions	.21%	.21%	.26% I
Net investment income (loss)	2.70%	3.15%	3.69% I
Supplemental Data
Net assets, end of period (000 omitted)	$283,850	$294,577	$364,143
Portfolio turnover rate J	24%	36%	44%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.0
Fidelity Series Large Cap Value Index Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	7.4
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Government Bond Index Fund	7.3
Fidelity Series Blue Chip Growth Fund	6.9
Fidelity Series Corporate Bond Fund	5.0
Fidelity Series Investment Grade Securitized Fund	4.8
Fidelity Series Large Cap Stock Fund	4.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
65.0

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 4.5%

Fidelity Freedom® Blend 2025 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% 4/25/24 (b) (Cost $2,301,980)	2,310,000	2,301,904

Domestic Equity Funds - 29.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	6,109,690	110,402,100
Fidelity Series Commodity Strategy Fund (c)	109,355	10,343,867
Fidelity Series Large Cap Growth Index Fund (c)	3,277,288	69,937,332
Fidelity Series Large Cap Stock Fund (c)	3,383,645	74,101,823
Fidelity Series Large Cap Value Index Fund (c)	8,273,323	132,455,909
Fidelity Series Small Cap Core Fund (c)	107,001	1,262,611
Fidelity Series Small Cap Opportunities Fund (c)	2,143,138	32,768,582
Fidelity Series Value Discovery Fund (c)	3,090,665	48,925,230
TOTAL DOMESTIC EQUITY FUNDS (Cost $353,836,438)		480,197,454

International Equity Funds - 26.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,774,408	27,183,937
Fidelity Series Emerging Markets Fund (c)	3,358,289	29,418,611
Fidelity Series Emerging Markets Opportunities Fund (c)	6,617,639	118,058,676
Fidelity Series International Growth Fund (c)	3,662,963	68,204,368
Fidelity Series International Index Fund (c)	2,074,062	25,822,078
Fidelity Series International Small Cap Fund (c)	1,367,981	23,953,342
Fidelity Series International Value Fund (c)	5,443,267	68,530,735
Fidelity Series Overseas Fund (c)	4,858,887	68,364,534
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $372,434,207)		429,536,281

Bond Funds - 43.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	15,934	152,165
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	18,979,709	144,245,792
Fidelity Series Corporate Bond Fund (c)	8,657,986	79,826,627
Fidelity Series Emerging Markets Debt Fund (c)	1,035,832	8,141,637
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	281,458	2,530,305
Fidelity Series Floating Rate High Income Fund (c)	160,544	1,452,927
Fidelity Series Government Bond Index Fund (c)	12,849,157	116,798,838
Fidelity Series High Income Fund (c)	957,012	8,096,321
Fidelity Series International Developed Markets Bond Index Fund (c)	7,170,902	62,601,973
Fidelity Series Investment Grade Bond Fund (c)	11,814,154	117,550,828
Fidelity Series Investment Grade Securitized Fund (c)	8,754,496	77,477,290
Fidelity Series Long-Term Treasury Bond Index Fund (c)	12,623,762	71,071,780
Fidelity Series Real Estate Income Fund (c)	161,066	1,559,121
TOTAL BOND FUNDS (Cost $789,276,098)		691,505,604

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	1,934,395	1,934,782
Fidelity Series Government Money Market Fund 5.4% (c)(e)	7,427	7,427
Fidelity Series Short-Term Credit Fund (c)	20,542	202,339
Fidelity Series Treasury Bill Index Fund (c)	2,345	23,289
TOTAL SHORT-TERM FUNDS (Cost $2,162,406)		2,167,837

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,520,011,129)	1,605,709,080
NET OTHER ASSETS (LIABILITIES) - 0.0%	(440,786)
NET ASSETS - 100.0%	1,605,268,294

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	536	Jun 2024	59,387,125	285,164	285,164
CBOT 5-Year U.S. Treasury Note Contracts (United States)	300	Jun 2024	32,104,688	87,163	87,163
CBOT Long Term U.S. Treasury Bond Contracts (United States)	28	Jun 2024	3,372,250	66,000	66,000

TOTAL PURCHASED					438,327

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	34	Jun 2024	9,024,450	(73,089)	(73,089)
ICE E-mini MSCI EAFE Index Contracts (United States)	30	Jun 2024	3,535,650	(36,016)	(36,016)
ICE MSCI Emerging Markets Index Contracts (United States)	183	Jun 2024	9,598,350	630	630

TOTAL SOLD					(108,475)

TOTAL FUTURES CONTRACTS					329,852
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,291,939.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,060,328	35,099,550	35,225,096	132,279	-	-	1,934,782	0.0%
Total	2,060,328	35,099,550	35,225,096	132,279	-	-	1,934,782

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	156,327	4,269	-	4	103	152,165
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	121,256,615	46,429,205	16,052,918	4,444,239	(1,202,482)	(6,184,628)	144,245,792
Fidelity Series Blue Chip Growth Fund	92,576,641	17,415,235	40,886,617	548,646	(175,052)	41,471,893	110,402,100
Fidelity Series Canada Fund	27,012,122	4,929,212	7,788,530	893,009	192,657	2,838,476	27,183,937
Fidelity Series Commodity Strategy Fund	10,168,216	2,692,204	2,042,442	460,302	(328,724)	(145,387)	10,343,867
Fidelity Series Corporate Bond Fund	71,536,047	20,713,443	13,101,335	3,223,480	(606,302)	1,284,774	79,826,627
Fidelity Series Emerging Markets Debt Fund	7,494,700	1,416,141	1,299,385	493,413	(84,252)	614,433	8,141,637
Fidelity Series Emerging Markets Debt Local Currency Fund	2,541,531	478,245	452,787	181,466	(3,960)	(32,724)	2,530,305
Fidelity Series Emerging Markets Fund	18,800,585	12,672,214	4,184,932	733,695	(375,344)	2,506,088	29,418,611
Fidelity Series Emerging Markets Opportunities Fund	124,449,774	11,298,976	27,516,940	3,379,207	(3,401,020)	13,227,886	118,058,676
Fidelity Series Floating Rate High Income Fund	1,419,697	314,617	310,465	142,665	(2,041)	31,119	1,452,927
Fidelity Series Government Bond Index Fund	105,877,573	30,873,626	16,839,514	3,274,726	(684,952)	(2,427,895)	116,798,838
Fidelity Series Government Money Market Fund 5.4%	4,180,278	4,592,087	8,764,938	223,421	-	-	7,427
Fidelity Series High Income Fund	7,608,311	1,446,837	1,233,768	504,178	(53,642)	328,583	8,096,321
Fidelity Series International Developed Markets Bond Index Fund	57,580,813	14,011,727	9,239,309	2,259,351	(170,819)	419,561	62,601,973
Fidelity Series International Growth Fund	62,700,338	10,971,210	16,425,019	861,780	(623,197)	11,581,036	68,204,368
Fidelity Series International Index Fund	25,999,698	4,227,014	7,391,458	710,200	(98,653)	3,085,477	25,822,078
Fidelity Series International Small Cap Fund	19,518,607	6,853,627	4,971,626	831,449	(460,757)	3,013,491	23,953,342
Fidelity Series International Value Fund	62,479,185	10,654,632	15,835,246	2,146,069	464,320	10,767,844	68,530,735
Fidelity Series Investment Grade Bond Fund	107,789,584	30,578,890	19,362,943	4,649,373	(674,973)	(779,730)	117,550,828
Fidelity Series Investment Grade Securitized Fund	74,303,878	18,484,689	13,836,795	3,053,406	(463,236)	(1,011,246)	77,477,290
Fidelity Series Large Cap Growth Index Fund	58,642,125	11,719,297	20,613,147	536,541	2,120,113	18,068,944	69,937,332
Fidelity Series Large Cap Stock Fund	64,150,858	13,657,756	18,618,732	3,508,922	894,744	14,017,197	74,101,823
Fidelity Series Large Cap Value Index Fund	119,762,256	25,956,079	31,172,482	5,107,422	789,729	17,120,327	132,455,909
Fidelity Series Long-Term Treasury Bond Index Fund	72,906,070	20,803,760	15,969,994	2,382,565	(3,056,168)	(3,611,888)	71,071,780
Fidelity Series Overseas Fund	62,639,383	10,564,249	15,395,416	1,097,077	58,161	10,498,157	68,364,534
Fidelity Series Real Estate Income Fund	2,601,352	362,806	1,446,042	123,048	(166,907)	207,912	1,559,121
Fidelity Series Short-Term Credit Fund	189,788	8,498	-	6,035	-	4,053	202,339
Fidelity Series Small Cap Core Fund	192,337	1,021,475	38,744	4,858	3,975	83,568	1,262,611
Fidelity Series Small Cap Opportunities Fund	29,286,369	5,542,546	9,213,638	318,894	99,996	7,053,309	32,768,582
Fidelity Series Treasury Bill Index Fund	10,634,419	6,937,232	17,524,839	595,286	(26,905)	3,382	23,289
Fidelity Series Value Discovery Fund	43,830,370	11,349,135	10,728,171	2,350,406	(79,981)	4,553,877	48,925,230
	1,470,129,520	359,132,991	368,262,441	49,045,129	(8,115,668)	148,587,992	1,601,472,394

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,301,904	-	2,301,904	-

Domestic Equity Funds	480,197,454	480,197,454	-	-

International Equity Funds	429,536,281	429,536,281	-	-

Bond Funds	691,505,604	691,505,604	-	-

Short-Term Funds	2,167,837	2,167,837	-	-
Total Investments in Securities:	1,605,709,080	1,603,407,176	2,301,904	-
Derivative Instruments: Assets
Futures Contracts	438,957	438,957	-	-
Total Assets	438,957	438,957	-	-
Liabilities
Futures Contracts	(109,105)	(109,105)	-	-
Total Liabilities	(109,105)	(109,105)	-	-
Total Derivative Instruments:	329,852	329,852	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	630	(109,105)
Total Equity Risk	630	(109,105)
Interest Rate Risk
Futures Contracts (a)	438,327	0
Total Interest Rate Risk	438,327	0
Total Value of Derivatives	438,957	(109,105)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2025 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,301,980)	$2,301,904
Fidelity Central Funds (cost $1,934,782)	1,934,782
Other affiliated issuers (cost $1,515,774,367)	1,601,472,394

Total Investment in Securities (cost $1,520,011,129)		$1,605,709,080
Receivable for investments sold		15,583,750
Receivable for fund shares sold		1,106,499
Distributions receivable from Fidelity Central Funds		8,541
Total assets		1,622,407,870
Liabilities
Payable for investments purchased	$13,403,788
Payable for fund shares redeemed	3,286,482
Accrued management fee	341,321
Distribution and service plan fees payable	5,829
Payable for daily variation margin on futures contracts	102,156
Total liabilities		17,139,576
Net Assets		$1,605,268,294
Net Assets consist of:
Paid in capital		$1,565,152,940
Total accumulated earnings (loss)		40,115,354
Net Assets		$1,605,268,294

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($15,172,335 ÷ 1,420,061 shares)(a)		$10.68
Maximum offering price per share (100/94.25 of $10.68)		$11.33
Class M :
Net Asset Value and redemption price per share ($2,309,127 ÷ 214,814 shares)(a)		$10.75
Maximum offering price per share (100/96.50 of $10.75)		$11.14
Class C :
Net Asset Value and offering price per share ($2,117,079 ÷ 200,560 shares)(a)		$10.56
Fidelity Freedom Blend 2025 Fund :
Net Asset Value, offering price and redemption price per share ($99,372,250 ÷ 9,272,682 shares)		$10.72
Class K :
Net Asset Value, offering price and redemption price per share ($32,358,071 ÷ 3,007,751 shares)		$10.76
Class K6 :
Net Asset Value, offering price and redemption price per share ($731,889,966 ÷ 67,805,694 shares)		$10.79
Class I :
Net Asset Value, offering price and redemption price per share ($17,916,654 ÷ 1,668,178 shares)		$10.74
Class Z :
Net Asset Value, offering price and redemption price per share ($3,665,809 ÷ 340,452 shares)		$10.77
Class Z6 :
Net Asset Value, offering price and redemption price per share ($99,273,054 ÷ 9,225,288 shares)		$10.76
Premier Class :
Net Asset Value, offering price and redemption price per share ($601,193,949 ÷ 55,825,020 shares)		$10.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$42,498,175
Interest		128,853
Income from Fidelity Central Funds		132,279
Total income		42,759,307
Expenses
Management fee	$3,907,362
Distribution and service plan fees	61,682
Independent trustees' fees and expenses	4,814
Miscellaneous	8,654
Total expenses before reductions	3,982,512
Expense reductions	(165)
Total expenses after reductions		3,982,347
Net Investment income (loss)		38,776,960
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(8,115,668)
Futures contracts	(5,414,496)
Capital gain distributions from underlying funds:
Affiliated issuers	6,546,954
Total net realized gain (loss)		(6,983,210)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(482)
Affiliated issuers	148,587,992
Futures contracts	757,544
Total change in net unrealized appreciation (depreciation)		149,345,054
Net gain (loss)		142,361,844
Net increase (decrease) in net assets resulting from operations		$181,138,804
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,776,960	$41,938,217
Net realized gain (loss)	(6,983,210)	(28,782,204)
Change in net unrealized appreciation (depreciation)	149,345,054	(110,061,242)
Net increase (decrease) in net assets resulting from operations	181,138,804	(96,905,229)
Distributions to shareholders	(38,268,644)	(72,489,006)

Share transactions - net increase (decrease)	(11,986,818)	150,033,762
Total increase (decrease) in net assets	130,883,342	(19,360,473)

Net Assets
Beginning of period	1,474,384,952	1,493,745,425
End of period	$1,605,268,294	$1,474,384,952

Financial Highlights
Fidelity Advisor Freedom® Blend 2025 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.76	$11.05	$11.71	$9.09	$9.82
Income from Investment Operations
Net investment income (loss) A,B	.21	.25	.19	.09	.16
Net realized and unrealized gain (loss)	.93	(1.05)	(.08)	3.01	(.58)
Total from investment operations	1.14	(.80)	.11	3.10	(.42)
Distributions from net investment income	(.21)	(.25)	(.25)	(.11)	(.15)
Distributions from net realized gain	(.01)	(.24)	(.52)	(.36)	(.15)
Total distributions	(.22)	(.49)	(.77)	(.48) C	(.31) C
Net asset value, end of period	$10.68	$9.76	$11.05	$11.71	$9.09
Total Return D,E	11.81%	(7.11)%	.59%	34.40%	(4.73)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70%	.70%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.70%	.70%	.75%	.76%	.76%
Expenses net of all reductions	.70%	.70%	.75%	.76%	.76%
Net investment income (loss)	2.12%	2.59%	1.63%	.85%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$15,172	$10,030	$7,622	$3,751	$1,706
Portfolio turnover rate H	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.81	$11.10	$11.77	$9.13	$9.82
Income from Investment Operations
Net investment income (loss) A,B	.19	.23	.16	.07	.13
Net realized and unrealized gain (loss)	.94	(1.05)	(.08)	3.00	(.58)
Total from investment operations	1.13	(.82)	.08	3.07	(.45)
Distributions from net investment income	(.18)	(.23)	(.24)	(.07)	(.08)
Distributions from net realized gain	(.01)	(.24)	(.51)	(.36)	(.15)
Total distributions	(.19)	(.47)	(.75)	(.43)	(.24) C
Net asset value, end of period	$10.75	$9.81	$11.10	$11.77	$9.13
Total Return D,E	11.59%	(7.30)%	.32%	33.97%	(4.94)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95%	.95%	1.00%	1.01%	1.02% H
Expenses net of fee waivers, if any	.95%	.95%	1.00%	1.01%	1.02% H
Expenses net of all reductions	.95%	.95%	1.00%	1.01%	1.02% H
Net investment income (loss)	1.87%	2.34%	1.38%	.60%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$2,309	$2,166	$2,249	$1,838	$886
Portfolio turnover rate I	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.65	$10.96	$11.64	$9.05	$9.81
Income from Investment Operations
Net investment income (loss) A,B	.14	.18	.10	.01	.08
Net realized and unrealized gain (loss)	.93	(1.05)	(.08)	2.98	(.58)
Total from investment operations	1.07	(.87)	.02	2.99	(.50)
Distributions from net investment income	(.15)	(.20)	(.19)	(.05)	(.11)
Distributions from net realized gain	(.01)	(.24)	(.51)	(.36)	(.15)
Total distributions	(.16)	(.44)	(.70)	(.40) C	(.26)
Net asset value, end of period	$10.56	$9.65	$10.96	$11.64	$9.05
Total Return D,E	11.14%	(7.87)%	(.16)%	33.37%	(5.45)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.45%	1.45%	1.50%	1.51%	1.51%
Expenses net of fee waivers, if any	1.45%	1.45%	1.50%	1.51%	1.51%
Expenses net of all reductions	1.45%	1.45%	1.50%	1.51%	1.51%
Net investment income (loss)	1.37%	1.84%	.88%	.10%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$2,117	$2,008	$1,696	$1,273	$472
Portfolio turnover rate H	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.78	$11.06	$11.73	$9.10	$9.82
Income from Investment Operations
Net investment income (loss) A,B	.24	.28	.22	.12	.18
Net realized and unrealized gain (loss)	.94	(1.05)	(.09)	3.01	(.57)
Total from investment operations	1.18	(.77)	.13	3.13	(.39)
Distributions from net investment income	(.23)	(.27)	(.28)	(.14)	(.17)
Distributions from net realized gain	(.01)	(.24)	(.53)	(.36)	(.15)
Total distributions	(.24)	(.51)	(.80) C	(.50)	(.33) C
Net asset value, end of period	$10.72	$9.78	$11.06	$11.73	$9.10
Total Return D	12.14%	(6.82)%	.79%	34.74%	(4.45)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.50%	.51%	.52% G
Expenses net of fee waivers, if any	.45%	.45%	.50%	.51%	.52% G
Expenses net of all reductions	.45%	.45%	.50%	.51%	.52% G
Net investment income (loss)	2.37%	2.84%	1.88%	1.10%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$99,372	$88,783	$93,025	$43,207	$21,223
Portfolio turnover rate H	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.81	$11.09	$11.75	$9.11	$9.83
Income from Investment Operations
Net investment income (loss) A,B	.25	.29	.24	.13	.20
Net realized and unrealized gain (loss)	.94	(1.05)	(.09)	3.01	(.58)
Total from investment operations	1.19	(.76)	.15	3.14	(.38)
Distributions from net investment income	(.23)	(.28)	(.28)	(.14)	(.18)
Distributions from net realized gain	(.01)	(.24)	(.53)	(.36)	(.15)
Total distributions	(.24)	(.52)	(.81)	(.50)	(.34) C
Net asset value, end of period	$10.76	$9.81	$11.09	$11.75	$9.11
Total Return D	12.28%	(6.75)%	.90%	34.83%	(4.34)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.35%	.35%	.40%	.41%	.41%
Expenses net of fee waivers, if any	.35%	.35%	.40%	.41%	.41%
Expenses net of all reductions	.35%	.35%	.40%	.41%	.41%
Net investment income (loss)	2.47%	2.94%	1.98%	1.20%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$32,358	$27,361	$36,357	$31,964	$24,031
Portfolio turnover rate G	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.84	$11.13	$11.77	$9.13	$9.84
Income from Investment Operations
Net investment income (loss) A,B	.26	.30	.25	.14	.21
Net realized and unrealized gain (loss)	.95	(1.06)	(.09)	3.01	(.59)
Total from investment operations	1.21	(.76)	.16	3.15	(.38)
Distributions from net investment income	(.25)	(.29)	(.28)	(.15)	(.18)
Distributions from net realized gain	(.01)	(.24)	(.53)	(.36)	(.16)
Total distributions	(.26)	(.53)	(.80) C	(.51)	(.33) C
Net asset value, end of period	$10.79	$9.84	$11.13	$11.77	$9.13
Total Return D	12.37%	(6.69)%	1.05%	34.86%	(4.28)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.30%	.31%	.31%
Expenses net of fee waivers, if any	.25%	.25%	.30%	.31%	.31%
Expenses net of all reductions	.25%	.25%	.30%	.31%	.31%
Net investment income (loss)	2.57%	3.04%	2.08%	1.30%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$731,890	$616,407	$585,570	$1,055,963	$623,940
Portfolio turnover rate G	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.79	$11.07	$11.73	$9.10	$9.83
Income from Investment Operations
Net investment income (loss) A,B	.24	.28	.22	.12	.18
Net realized and unrealized gain (loss)	.94	(1.05)	(.08)	3.00	(.57)
Total from investment operations	1.18	(.77)	.14	3.12	(.39)
Distributions from net investment income	(.22)	(.27)	(.27)	(.13)	(.18)
Distributions from net realized gain	(.01)	(.24)	(.53)	(.36)	(.15)
Total distributions	(.23)	(.51)	(.80)	(.49)	(.34) C
Net asset value, end of period	$10.74	$9.79	$11.07	$11.73	$9.10
Total Return D	12.14%	(6.83)%	.80%	34.69%	(4.46)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.45%	.45%	.50%	.51%	.51%
Expenses net of all reductions	.45%	.45%	.50%	.51%	.51%
Net investment income (loss)	2.37%	2.84%	1.88%	1.10%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$17,917	$23,383	$26,357	$24,503	$7,685
Portfolio turnover rate G	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.82	$11.11	$11.77	$9.13	$9.83
Income from Investment Operations
Net investment income (loss) A,B	.25	.29	.23	.13	.20
Net realized and unrealized gain (loss)	.95	(1.07)	(.07)	3.01	(.58)
Total from investment operations	1.20	(.78)	.16	3.14	(.38)
Distributions from net investment income	(.24)	(.27)	(.30)	(.13)	(.17)
Distributions from net realized gain	(.01)	(.24)	(.53)	(.36)	(.15)
Total distributions	(.25)	(.51)	(.82) C	(.50) C	(.32)
Net asset value, end of period	$10.77	$9.82	$11.11	$11.77	$9.13
Total Return D	12.32%	(6.83)%	1.01%	34.72%	(4.30)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.35%	.35%	.40%	.41%	.41%
Expenses net of fee waivers, if any	.35%	.35%	.40%	.41%	.41%
Expenses net of all reductions	.35%	.35%	.40%	.41%	.41%
Net investment income (loss)	2.47%	2.94%	1.97%	1.20%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$3,666	$2,134	$2,226	$130	$96
Portfolio turnover rate G	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.81	$11.10	$11.76	$9.12	$9.84
Income from Investment Operations
Net investment income (loss) A,B	.26	.30	.24	.14	.20
Net realized and unrealized gain (loss)	.95	(1.06)	(.08)	3.01	(.58)
Total from investment operations	1.21	(.76)	.16	3.15	(.38)
Distributions from net investment income	(.25)	(.29)	(.30)	(.15)	(.18)
Distributions from net realized gain	(.01)	(.24)	(.53)	(.36)	(.15)
Total distributions	(.26)	(.53)	(.82) C	(.51)	(.34) C
Net asset value, end of period	$10.76	$9.81	$11.10	$11.76	$9.12
Total Return D	12.41%	(6.70)%	1.03%	34.98%	(4.35)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.30%	.31%	.32% G
Expenses net of fee waivers, if any	.25%	.25%	.30%	.31%	.32% G
Expenses net of all reductions	.25%	.25%	.30%	.31%	.32% G
Net investment income (loss)	2.57%	3.04%	2.08%	1.30%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$99,273	$153,085	$125,633	$8,797	$3,760
Portfolio turnover rate H	24%	28%	34%	31%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund Premier Class

Years ended March 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.82	$11.11	$11.95
Income from Investment Operations
Net investment income (loss) B,C	.26	.30	.44
Net realized and unrealized gain (loss)	.95	(1.06)	(.45)
Total from investment operations	1.21	(.76)	(.01)
Distributions from net investment income	(.25)	(.29)	(.31)
Distributions from net realized gain	(.01)	(.24)	(.53)
Total distributions	(.26)	(.53)	(.83) D
Net asset value, end of period	$10.77	$9.82	$11.11
Total Return E,F	12.42%	(6.67)%	(.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.22%	.22%	.26% I
Expenses net of fee waivers, if any	.22%	.22%	.26% I
Expenses net of all reductions	.22%	.22%	.26% I
Net investment income (loss)	2.60%	3.07%	3.72% I
Supplemental Data
Net assets, end of period (000 omitted)	$601,194	$549,028	$613,010
Portfolio turnover rate J	24%	28%	34%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	9.4
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Blue Chip Growth Fund	7.8
Fidelity Series Investment Grade Bond Fund	6.5
Fidelity Series Government Bond Index Fund	6.4
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series Large Cap Growth Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
62.5

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 4.5%

Fidelity Freedom® Blend 2030 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/27/24 (b) (Cost $3,166,584)	3,180,000	3,166,500

Domestic Equity Funds - 33.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	9,617,999	173,797,243
Fidelity Series Commodity Strategy Fund (c)	153,765	14,544,646
Fidelity Series Large Cap Growth Index Fund (c)	5,159,233	110,098,024
Fidelity Series Large Cap Stock Fund (c)	5,326,462	116,649,527
Fidelity Series Large Cap Value Index Fund (c)	13,023,990	208,514,079
Fidelity Series Small Cap Core Fund (c)	171,333	2,021,726
Fidelity Series Small Cap Opportunities Fund (c)	3,373,394	51,579,187
Fidelity Series Value Discovery Fund (c)	4,865,094	77,014,435
TOTAL DOMESTIC EQUITY FUNDS (Cost $570,390,267)		754,218,867

International Equity Funds - 29.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,751,188	42,148,204
Fidelity Series Emerging Markets Fund (c)	5,028,297	44,047,884
Fidelity Series Emerging Markets Opportunities Fund (c)	9,909,897	176,792,560
Fidelity Series International Growth Fund (c)	5,679,540	105,753,041
Fidelity Series International Index Fund (c)	3,215,880	40,037,710
Fidelity Series International Small Cap Fund (c)	1,897,797	33,230,417
Fidelity Series International Value Fund (c)	8,439,844	106,257,633
Fidelity Series Overseas Fund (c)	7,533,806	106,000,652
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $574,783,249)		654,268,101

Bond Funds - 36.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	61,025	582,785
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	14,073,576	106,959,180
Fidelity Series Corporate Bond Fund (c)	10,632,537	98,031,987
Fidelity Series Emerging Markets Debt Fund (c)	1,423,545	11,189,066
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	386,543	3,475,019
Fidelity Series Floating Rate High Income Fund (c)	221,189	2,001,761
Fidelity Series Government Bond Index Fund (c)	15,782,681	143,464,570
Fidelity Series High Income Fund (c)	1,328,194	11,236,521
Fidelity Series International Developed Markets Bond Index Fund (c)	9,858,377	86,063,632
Fidelity Series Investment Grade Bond Fund (c)	14,511,389	144,388,324
Fidelity Series Investment Grade Securitized Fund (c)	10,751,399	95,149,879
Fidelity Series Long-Term Treasury Bond Index Fund (c)	19,176,250	107,962,286
Fidelity Series Real Estate Income Fund (c)	222,014	2,149,093
TOTAL BOND FUNDS (Cost $907,002,401)		812,654,103

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	2,337,339	2,337,806
Fidelity Series Government Money Market Fund 5.4% (c)(e)	10,242	10,242
Fidelity Series Short-Term Credit Fund (c)	31,209	307,407
Fidelity Series Treasury Bill Index Fund (c)	3,199	31,766
TOTAL SHORT-TERM FUNDS (Cost $2,678,845)		2,687,221

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,058,021,346)	2,226,994,792
NET OTHER ASSETS (LIABILITIES) - 0.0%	(328,491)
NET ASSETS - 100.0%	2,226,666,301

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	743	Jun 2024	82,322,078	390,082	390,082
CBOT 5-Year U.S. Treasury Note Contracts (United States)	415	Jun 2024	44,411,484	119,808	119,808
CBOT Long Term U.S. Treasury Bond Contracts (United States)	39	Jun 2024	4,697,063	91,928	91,928

TOTAL PURCHASED					601,818

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	48	Jun 2024	12,740,400	(103,995)	(103,995)
ICE E-mini MSCI EAFE Index Contracts (United States)	39	Jun 2024	4,596,345	(47,545)	(47,545)
ICE MSCI Emerging Markets Index Contracts (United States)	257	Jun 2024	13,479,650	884	884

TOTAL SOLD					(150,656)

TOTAL FUTURES CONTRACTS					451,162
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,166,500.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,587,661	45,232,335	45,482,190	163,858	-	-	2,337,806	0.0%
Total	2,587,661	45,232,335	45,482,190	163,858	-	-	2,337,806

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	590,304	10,003	-	(11)	2,495	582,785
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	72,316,368	44,266,735	4,910,278	3,076,266	(239,768)	(4,473,877)	106,959,180
Fidelity Series Blue Chip Growth Fund	129,205,804	32,456,603	49,454,595	822,124	366,623	61,222,808	173,797,243
Fidelity Series Canada Fund	36,505,121	9,212,965	8,043,605	1,320,435	197,332	4,276,391	42,148,204
Fidelity Series Commodity Strategy Fund	12,466,941	4,462,992	1,775,676	600,588	(51,396)	(558,215)	14,544,646
Fidelity Series Corporate Bond Fund	77,385,493	29,500,079	9,776,262	3,719,495	(330,215)	1,252,892	98,031,987
Fidelity Series Emerging Markets Debt Fund	9,133,396	2,334,565	993,471	638,478	(65,705)	780,281	11,189,066
Fidelity Series Emerging Markets Debt Local Currency Fund	3,103,048	785,290	356,818	240,942	2,739	(59,240)	3,475,019
Fidelity Series Emerging Markets Fund	24,570,540	21,273,828	4,809,293	1,046,106	(353,360)	3,366,169	44,047,884
Fidelity Series Emerging Markets Opportunities Fund	163,562,489	22,700,817	23,486,314	4,800,781	(2,825,893)	16,841,461	176,792,560
Fidelity Series Floating Rate High Income Fund	1,730,003	503,178	268,470	184,996	120	36,930	2,001,761
Fidelity Series Government Bond Index Fund	114,577,447	43,859,288	11,545,225	3,784,148	(359,541)	(3,067,399)	143,464,570
Fidelity Series Government Money Market Fund 5.4%	5,189,520	6,674,003	11,853,281	293,643	-	-	10,242
Fidelity Series High Income Fund	9,250,817	2,456,008	839,880	654,792	(41,371)	410,947	11,236,521
Fidelity Series International Developed Markets Bond Index Fund	69,771,284	23,491,814	7,650,235	2,883,638	(164,654)	615,423	86,063,632
Fidelity Series International Growth Fund	84,734,395	20,762,119	16,124,852	1,274,201	(271,262)	16,652,641	105,753,041
Fidelity Series International Index Fund	35,136,501	7,971,019	7,516,449	1,050,126	(44,977)	4,491,616	40,037,710
Fidelity Series International Small Cap Fund	26,373,626	8,204,165	4,544,088	1,100,674	(410,131)	3,606,845	33,230,417
Fidelity Series International Value Fund	84,439,562	20,519,601	15,351,931	3,173,783	321,077	16,329,324	106,257,633
Fidelity Series Investment Grade Bond Fund	116,602,011	43,715,547	14,418,199	5,364,167	(499,639)	(1,011,396)	144,388,324
Fidelity Series Investment Grade Securitized Fund	80,373,786	26,972,014	10,601,070	3,523,580	(281,739)	(1,313,112)	95,149,879
Fidelity Series Large Cap Growth Index Fund	81,844,859	21,973,110	23,796,068	801,842	1,604,968	28,471,155	110,098,024
Fidelity Series Large Cap Stock Fund	89,638,159	24,767,468	20,270,492	5,248,264	875,456	21,638,936	116,649,527
Fidelity Series Large Cap Value Index Fund	167,253,293	47,110,910	33,108,049	7,748,502	(204,084)	27,462,009	208,514,079
Fidelity Series Long-Term Treasury Bond Index Fund	96,459,139	36,206,109	15,675,493	3,368,905	(1,933,227)	(7,094,242)	107,962,286
Fidelity Series Overseas Fund	84,652,261	20,357,827	14,786,268	1,622,155	293,922	15,482,910	106,000,652
Fidelity Series Real Estate Income Fund	3,121,325	610,969	1,636,697	160,051	(137,930)	191,426	2,149,093
Fidelity Series Short-Term Credit Fund	283,770	17,490	-	9,167	-	6,147	307,407
Fidelity Series Small Cap Core Fund	261,816	1,654,929	34,694	7,319	3,351	136,324	2,021,726
Fidelity Series Small Cap Opportunities Fund	40,979,379	10,197,792	10,488,729	478,698	668,470	10,222,275	51,579,187
Fidelity Series Treasury Bill Index Fund	13,067,348	9,410,440	22,414,298	768,345	(35,562)	3,838	31,766
Fidelity Series Value Discovery Fund	61,277,775	20,292,972	11,338,585	3,575,061	(99,366)	6,881,639	77,014,435
	1,795,267,276	565,312,950	357,879,368	63,341,272	(4,015,773)	222,805,401	2,221,490,486

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,166,500	-	3,166,500	-

Domestic Equity Funds	754,218,867	754,218,867	-	-

International Equity Funds	654,268,101	654,268,101	-	-

Bond Funds	812,654,103	812,654,103	-	-

Short-Term Funds	2,687,221	2,687,221	-	-
Total Investments in Securities:	2,226,994,792	2,223,828,292	3,166,500	-
Derivative Instruments: Assets
Futures Contracts	602,702	602,702	-	-
Total Assets	602,702	602,702	-	-
Liabilities
Futures Contracts	(151,540)	(151,540)	-	-
Total Liabilities	(151,540)	(151,540)	-	-
Total Derivative Instruments:	451,162	451,162	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	884	(151,540)
Total Equity Risk	884	(151,540)
Interest Rate Risk
Futures Contracts (a)	601,818	0
Total Interest Rate Risk	601,818	0
Total Value of Derivatives	602,702	(151,540)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2030 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,166,584)	$3,166,500
Fidelity Central Funds (cost $2,337,806)	2,337,806
Other affiliated issuers (cost $2,052,516,956)	2,221,490,486

Total Investment in Securities (cost $2,058,021,346)		$2,226,994,792
Receivable for investments sold		18,839,871
Receivable for fund shares sold		692,743
Distributions receivable from Fidelity Central Funds		10,871
Total assets		2,246,538,277
Liabilities
Payable for investments purchased	$18,089,319
Payable for fund shares redeemed	1,140,653
Accrued management fee	491,424
Distribution and service plan fees payable	8,711
Payable for daily variation margin on futures contracts	141,869
Total liabilities		19,871,976
Net Assets		$2,226,666,301
Net Assets consist of:
Paid in capital		$2,101,495,608
Total accumulated earnings (loss)		125,170,693
Net Assets		$2,226,666,301

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($22,388,213 ÷ 2,047,695 shares)(a)		$10.93
Maximum offering price per share (100/94.25 of $10.93)		$11.60
Class M :
Net Asset Value and redemption price per share ($3,008,017 ÷ 275,117 shares)(a)		$10.93
Maximum offering price per share (100/96.50 of $10.93)		$11.33
Class C :
Net Asset Value and offering price per share ($3,438,712 ÷ 317,598 shares)(a)		$10.83
Fidelity Freedom Blend 2030 Fund :
Net Asset Value, offering price and redemption price per share ($128,200,026 ÷ 11,662,216 shares)		$10.99
Class K :
Net Asset Value, offering price and redemption price per share ($53,110,059 ÷ 4,813,345 shares)		$11.03
Class K6 :
Net Asset Value, offering price and redemption price per share ($950,796,107 ÷ 85,850,281 shares)		$11.08
Class I :
Net Asset Value, offering price and redemption price per share ($36,663,229 ÷ 3,329,225 shares)		$11.01
Class Z :
Net Asset Value, offering price and redemption price per share ($11,731,438 ÷ 1,063,068 shares)		$11.04
Class Z6 :
Net Asset Value, offering price and redemption price per share ($162,266,854 ÷ 14,692,721 shares)		$11.04
Premier Class :
Net Asset Value, offering price and redemption price per share ($855,063,646 ÷ 77,374,519 shares)		$11.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$53,509,395
Interest		166,028
Income from Fidelity Central Funds		163,858
Total income		53,839,281
Expenses
Management fee	$5,296,410
Distribution and service plan fees	85,289
Independent trustees' fees and expenses	6,172
Miscellaneous	11,458
Total expenses before reductions	5,399,329
Expense reductions	(149)
Total expenses after reductions		5,399,180
Net Investment income (loss)		48,440,101
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(4,015,773)
Futures contracts	(6,936,860)
Capital gain distributions from underlying funds:
Affiliated issuers	9,831,877
Total net realized gain (loss)		(1,120,756)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(631)
Affiliated issuers	222,805,401
Futures contracts	921,854
Total change in net unrealized appreciation (depreciation)		223,726,624
Net gain (loss)		222,605,868
Net increase (decrease) in net assets resulting from operations		$271,045,969
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,440,101	$45,469,465
Net realized gain (loss)	(1,120,756)	(31,143,911)
Change in net unrealized appreciation (depreciation)	223,726,624	(110,763,561)
Net increase (decrease) in net assets resulting from operations	271,045,969	(96,438,007)
Distributions to shareholders	(48,884,420)	(81,384,102)

Share transactions - net increase (decrease)	204,011,945	345,844,411
Total increase (decrease) in net assets	426,173,494	168,022,302

Net Assets
Beginning of period	1,800,492,807	1,632,470,505
End of period	$2,226,666,301	$1,800,492,807

Financial Highlights
Fidelity Advisor Freedom® Blend 2030 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.83	$11.11	$11.76	$8.81	$9.68
Income from Investment Operations
Net investment income (loss) A,B	.21	.23	.19	.10	.16
Net realized and unrealized gain (loss)	1.11	(1.03)	(.02)	3.36	(.70)
Total from investment operations	1.32	(.80)	.17	3.46	(.54)
Distributions from net investment income	(.21)	(.23)	(.26)	(.12)	(.16)
Distributions from net realized gain	(.01)	(.26)	(.56)	(.39)	(.17)
Total distributions	(.22)	(.48) C	(.82)	(.51)	(.33)
Net asset value, end of period	$10.93	$9.83	$11.11	$11.76	$8.81
Total Return D,E	13.55%	(7.03)%	1.05%	39.73%	(6.09)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71%	.71%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.71%	.71%	.77%	.77%	.77%
Expenses net of all reductions	.71%	.71%	.77%	.77%	.77%
Net investment income (loss)	2.02%	2.39%	1.59%	.88%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$22,388	$12,749	$9,930	$5,650	$1,516
Portfolio turnover rate H	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.82	$11.10	$11.76	$8.79	$9.68
Income from Investment Operations
Net investment income (loss) A,B	.18	.21	.16	.07	.13
Net realized and unrealized gain (loss)	1.12	(1.03)	(.02)	3.37	(.70)
Total from investment operations	1.30	(.82)	.14	3.44	(.57)
Distributions from net investment income	(.18)	(.20)	(.24)	(.09)	(.15)
Distributions from net realized gain	(.01)	(.26)	(.56)	(.38)	(.17)
Total distributions	(.19)	(.46)	(.80)	(.47)	(.32)
Net asset value, end of period	$10.93	$9.82	$11.10	$11.76	$8.79
Total Return C,D	13.29%	(7.28)%	.78%	39.53%	(6.44)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.96%	.96%	1.02%	1.02%	1.02%
Expenses net of fee waivers, if any	.96%	.96%	1.02%	1.02%	1.02%
Expenses net of all reductions	.96%	.96%	1.02%	1.02%	1.02%
Net investment income (loss)	1.77%	2.14%	1.34%	.64%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$3,008	$2,585	$2,726	$2,306	$976
Portfolio turnover rate G	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$11.02	$11.68	$8.77	$9.66
Income from Investment Operations
Net investment income (loss) A,B	.13	.16	.10	.01	.08
Net realized and unrealized gain (loss)	1.11	(1.02)	(.02)	3.35	(.71)
Total from investment operations	1.24	(.86)	.08	3.36	(.63)
Distributions from net investment income	(.14)	(.16)	(.19)	(.06)	(.09)
Distributions from net realized gain	(.01)	(.26)	(.55)	(.39)	(.17)
Total distributions	(.15)	(.42)	(.74)	(.45)	(.26)
Net asset value, end of period	$10.83	$9.74	$11.02	$11.68	$8.77
Total Return C,D	12.75%	(7.72)%	.35%	38.75%	(6.94)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.46%	1.46%	1.52%	1.52%	1.51% G
Expenses net of fee waivers, if any	1.46%	1.46%	1.52%	1.52%	1.51% G
Expenses net of all reductions	1.46%	1.46%	1.52%	1.52%	1.51% G
Net investment income (loss)	1.27%	1.64%	.84%	.13%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$3,439	$2,798	$3,242	$3,003	$987
Portfolio turnover rate H	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.87	$11.15	$11.80	$8.82	$9.69
Income from Investment Operations
Net investment income (loss) A,B	.23	.26	.22	.12	.18
Net realized and unrealized gain (loss)	1.12	(1.04)	(.01)	3.38	(.70)
Total from investment operations	1.35	(.78)	.21	3.50	(.52)
Distributions from net investment income	(.22)	(.24)	(.29)	(.13)	(.18)
Distributions from net realized gain	(.01)	(.26)	(.57)	(.39)	(.17)
Total distributions	(.23)	(.50)	(.86)	(.52)	(.35)
Net asset value, end of period	$10.99	$9.87	$11.15	$11.80	$8.82
Total Return C	13.83%	(6.84)%	1.37%	40.16%	(5.94)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.46%	.52%	.52%	.53% F
Expenses net of fee waivers, if any	.46%	.46%	.52%	.52%	.53% F
Expenses net of all reductions	.46%	.46%	.52%	.52%	.53% F
Net investment income (loss)	2.27%	2.64%	1.84%	1.14%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$128,200	$97,873	$91,428	$32,244	$17,917
Portfolio turnover rate G	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.90	$11.18	$11.82	$8.83	$9.70
Income from Investment Operations
Net investment income (loss) A,B	.24	.27	.23	.13	.20
Net realized and unrealized gain (loss)	1.13	(1.04)	(.02)	3.39	(.71)
Total from investment operations	1.37	(.77)	.21	3.52	(.51)
Distributions from net investment income	(.23)	(.25)	(.28)	(.14)	(.19)
Distributions from net realized gain	(.01)	(.26)	(.57)	(.39)	(.17)
Total distributions	(.24)	(.51)	(.85)	(.53)	(.36)
Net asset value, end of period	$11.03	$9.90	$11.18	$11.82	$8.83
Total Return C	13.95%	(6.76)%	1.43%	40.29%	(5.86)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.36%	.36%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.36%	.36%	.42%	.42%	.42%
Expenses net of all reductions	.36%	.36%	.42%	.42%	.42%
Net investment income (loss)	2.37%	2.74%	1.94%	1.24%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$53,110	$43,937	$48,882	$31,624	$21,646
Portfolio turnover rate F	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$11.22	$11.84	$8.85	$9.70
Income from Investment Operations
Net investment income (loss) A,B	.25	.28	.25	.14	.20
Net realized and unrealized gain (loss)	1.14	(1.04)	(.02)	3.39	(.70)
Total from investment operations	1.39	(.76)	.23	3.53	(.50)
Distributions from net investment income	(.24)	(.26)	(.28)	(.15)	(.18)
Distributions from net realized gain	(.01)	(.26)	(.57)	(.39)	(.17)
Total distributions	(.25)	(.52)	(.85)	(.54)	(.35)
Net asset value, end of period	$11.08	$9.94	$11.22	$11.84	$8.85
Total Return C	14.12%	(6.62)%	1.56%	40.33%	(5.71)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.26%	.26%	.32%	.32%	.32%
Expenses net of fee waivers, if any	.26%	.26%	.32%	.32%	.32%
Expenses net of all reductions	.26%	.26%	.32%	.32%	.32%
Net investment income (loss)	2.47%	2.84%	2.04%	1.34%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$950,796	$707,260	$613,817	$1,111,589	$615,185
Portfolio turnover rate F	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.88	$11.16	$11.80	$8.82	$9.69
Income from Investment Operations
Net investment income (loss) A,B	.23	.26	.22	.12	.18
Net realized and unrealized gain (loss)	1.13	(1.04)	(.02)	3.38	(.70)
Total from investment operations	1.36	(.78)	.20	3.50	(.52)
Distributions from net investment income	(.22)	(.24)	(.28)	(.13)	(.18)
Distributions from net realized gain	(.01)	(.26)	(.57)	(.39)	(.17)
Total distributions	(.23)	(.50)	(.84) C	(.52)	(.35)
Net asset value, end of period	$11.01	$9.88	$11.16	$11.80	$8.82
Total Return D	13.85%	(6.85)%	1.35%	40.19%	(5.92)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46%	.46%	.52%	.52%	.53% G
Expenses net of fee waivers, if any	.46%	.46%	.52%	.52%	.53% G
Expenses net of all reductions	.46%	.46%	.52%	.52%	.53% G
Net investment income (loss)	2.27%	2.64%	1.84%	1.14%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$36,663	$40,936	$37,047	$30,890	$10,530
Portfolio turnover rate H	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$11.19	$11.84	$8.85	$9.70
Income from Investment Operations
Net investment income (loss) A,B	.24	.27	.23	.13	.19
Net realized and unrealized gain (loss)	1.14	(1.04)	(.01)	3.39	(.70)
Total from investment operations	1.38	(.77)	.22	3.52	(.51)
Distributions from net investment income	(.24)	(.25)	(.30)	(.14)	(.17)
Distributions from net realized gain	(.01)	(.26)	(.57)	(.39)	(.17)
Total distributions	(.25)	(.51)	(.87)	(.53)	(.34)
Net asset value, end of period	$11.04	$9.91	$11.19	$11.84	$8.85
Total Return C	14.02%	(6.73)%	1.44%	40.22%	(5.83)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.36%	.36%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.36%	.36%	.42%	.42%	.42%
Expenses net of all reductions	.36%	.36%	.42%	.42%	.42%
Net investment income (loss)	2.37%	2.74%	1.94%	1.24%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$11,731	$5,564	$5,101	$290	$141
Portfolio turnover rate F	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$11.19	$11.84	$8.85	$9.70
Income from Investment Operations
Net investment income (loss) A,B	.25	.28	.24	.15	.19
Net realized and unrealized gain (loss)	1.13	(1.04)	(.02)	3.38	(.69)
Total from investment operations	1.38	(.76)	.22	3.53	(.50)
Distributions from net investment income	(.24)	(.27)	(.30)	(.15)	(.18)
Distributions from net realized gain	(.01)	(.26)	(.57)	(.39)	(.17)
Total distributions	(.25)	(.52) C	(.87)	(.54)	(.35)
Net asset value, end of period	$11.04	$9.91	$11.19	$11.84	$8.85
Total Return D	14.07%	(6.62)%	1.48%	40.39%	(5.72)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.26%	.26%	.32%	.32%	.33% G
Expenses net of fee waivers, if any	.26%	.26%	.32%	.32%	.33% G
Expenses net of all reductions	.26%	.26%	.32%	.32%	.33% G
Net investment income (loss)	2.47%	2.84%	2.04%	1.34%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$162,267	$176,001	$105,355	$6,674	$3,925
Portfolio turnover rate H	18%	23%	29%	30%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund Premier Class

Years ended March 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$11.20	$12.04
Income from Investment Operations
Net investment income (loss) B,C	.26	.28	.45
Net realized and unrealized gain (loss)	1.12	(1.04)	(.41)
Total from investment operations	1.38	(.76)	.04
Distributions from net investment income	(.24)	(.27)	(.31)
Distributions from net realized gain	(.01)	(.26)	(.57)
Total distributions	(.25)	(.52) D	(.88)
Net asset value, end of period	$11.05	$9.92	$11.20
Total Return E,F	14.08%	(6.60)%	(.06)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.23%	.23%	.27% I
Expenses net of fee waivers, if any	.23%	.23%	.27% I
Expenses net of all reductions	.23%	.23%	.27% I
Net investment income (loss)	2.50%	2.87%	3.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$855,064	$710,791	$714,942
Portfolio turnover rate J	18%	23%	29%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.4
Fidelity Series Emerging Markets Opportunities Fund	8.9
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series International Value Fund	5.6
Fidelity Series Overseas Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Investment Grade Bond Fund	4.5
68.3

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 4.5%

Fidelity Freedom® Blend 2035 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/27/24 (b) (Cost $3,494,786)	3,510,000	3,494,697

Domestic Equity Funds - 40.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	12,753,263	230,451,459
Fidelity Series Commodity Strategy Fund (c)	170,149	16,094,392
Fidelity Series Large Cap Growth Index Fund (c)	6,841,572	145,999,157
Fidelity Series Large Cap Stock Fund (c)	7,062,612	154,671,199
Fidelity Series Large Cap Value Index Fund (c)	17,269,939	276,491,722
Fidelity Series Small Cap Core Fund (c)	232,763	2,746,601
Fidelity Series Small Cap Opportunities Fund (c)	4,472,544	68,385,197
Fidelity Series Value Discovery Fund (c)	6,450,629	102,113,452
TOTAL DOMESTIC EQUITY FUNDS (Cost $765,585,047)		996,953,179

International Equity Funds - 33.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,580,319	54,850,485
Fidelity Series Emerging Markets Fund (c)	6,239,610	54,658,983
Fidelity Series Emerging Markets Opportunities Fund (c)	12,297,142	219,381,008
Fidelity Series International Growth Fund (c)	7,391,116	137,622,579
Fidelity Series International Index Fund (c)	4,185,049	52,103,862
Fidelity Series International Small Cap Fund (c)	2,096,857	36,715,962
Fidelity Series International Value Fund (c)	10,983,309	138,279,865
Fidelity Series Overseas Fund (c)	9,804,202	137,945,123
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $739,061,935)		831,557,867

Bond Funds - 25.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	82,620	789,022
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,067,213	15,710,820
Fidelity Series Corporate Bond Fund (c)	8,204,350	75,644,109
Fidelity Series Emerging Markets Debt Fund (c)	1,578,626	12,407,997
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	423,709	3,809,140
Fidelity Series Floating Rate High Income Fund (c)	240,171	2,173,549
Fidelity Series Government Bond Index Fund (c)	12,182,282	110,736,944
Fidelity Series High Income Fund (c)	1,473,883	12,469,047
Fidelity Series International Developed Markets Bond Index Fund (c)	8,589,996	74,990,662
Fidelity Series Investment Grade Bond Fund (c)	11,200,992	111,449,870
Fidelity Series Investment Grade Securitized Fund (c)	8,296,340	73,422,608
Fidelity Series Long-Term Treasury Bond Index Fund (c)	22,951,733	129,218,257
Fidelity Series Real Estate Income Fund (c)	241,921	2,341,792
TOTAL BOND FUNDS (Cost $686,660,571)		625,163,817

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	2,427,190	2,427,675
Fidelity Series Government Money Market Fund 5.4% (c)(e)	11,432	11,432
Fidelity Series Short-Term Credit Fund (c)	37,492	369,296
Fidelity Series Treasury Bill Index Fund (c)	3,496	34,713
TOTAL SHORT-TERM FUNDS (Cost $2,833,443)		2,843,116

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,197,635,782)	2,460,012,676
NET OTHER ASSETS (LIABILITIES) - 0.0%	(228,661)
NET ASSETS - 100.0%	2,459,784,015

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	821	Jun 2024	90,964,234	427,387	427,387
CBOT 5-Year U.S. Treasury Note Contracts (United States)	460	Jun 2024	49,227,188	130,611	130,611
CBOT Long Term U.S. Treasury Bond Contracts (United States)	43	Jun 2024	5,178,813	101,357	101,357

TOTAL PURCHASED					659,355

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	54	Jun 2024	14,332,950	(113,024)	(113,024)
ICE E-mini MSCI EAFE Index Contracts (United States)	41	Jun 2024	4,832,055	(54,776)	(54,776)
ICE MSCI Emerging Markets Index Contracts (United States)	289	Jun 2024	15,158,050	994	994

TOTAL SOLD					(166,806)

TOTAL FUTURES CONTRACTS					492,549
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,494,697.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,601,422	47,938,778	48,112,525	173,283	-	-	2,427,675	0.0%
Total	2,601,422	47,938,778	48,112,525	173,283	-	-	2,427,675

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	791,347	5,681	-	(6)	3,362	789,022
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,724,965	14,393,581	318,859	278,663	(48,712)	(40,155)	15,710,820
Fidelity Series Blue Chip Growth Fund	167,435,241	43,982,660	62,235,637	1,084,759	629,121	80,640,074	230,451,459
Fidelity Series Canada Fund	45,220,297	12,238,846	8,356,945	1,695,951	278,623	5,469,664	54,850,485
Fidelity Series Commodity Strategy Fund	12,998,962	5,429,373	1,694,352	642,786	(156,587)	(483,004)	16,094,392
Fidelity Series Corporate Bond Fund	50,148,289	28,791,567	4,122,509	2,652,077	(63,399)	890,161	75,644,109
Fidelity Series Emerging Markets Debt Fund	9,410,667	2,659,533	446,928	677,615	(8,182)	792,907	12,407,997
Fidelity Series Emerging Markets Debt Local Currency Fund	3,210,205	894,648	233,165	259,964	(5,569)	(56,979)	3,809,140
Fidelity Series Emerging Markets Fund	28,845,301	27,074,662	4,943,633	1,272,702	(523,173)	4,205,826	54,658,983
Fidelity Series Emerging Markets Opportunities Fund	193,665,695	30,133,958	21,520,497	5,846,618	(4,167,919)	21,269,771	219,381,008
Fidelity Series Floating Rate High Income Fund	1,790,476	566,243	222,057	196,667	345	38,542	2,173,549
Fidelity Series Government Bond Index Fund	73,862,647	43,875,506	4,741,942	2,701,446	(99,806)	(2,159,461)	110,736,944
Fidelity Series Government Money Market Fund 5.4%	5,452,580	7,172,237	12,613,385	322,118	-	-	11,432
Fidelity Series High Income Fund	9,496,626	3,057,596	491,293	702,810	2,960	403,158	12,469,047
Fidelity Series International Developed Markets Bond Index Fund	49,453,315	28,321,026	3,337,513	2,245,101	(71,869)	625,703	74,990,662
Fidelity Series International Growth Fund	104,964,664	27,586,980	16,118,975	1,636,585	(250,719)	21,440,629	137,622,579
Fidelity Series International Index Fund	43,524,309	10,541,301	7,677,224	1,348,789	(69,261)	5,784,737	52,103,862
Fidelity Series International Small Cap Fund	32,713,973	7,217,096	6,280,303	1,208,998	(1,094,967)	4,160,163	36,715,962
Fidelity Series International Value Fund	104,553,569	28,984,358	16,619,312	4,076,732	361,081	21,000,169	138,279,865
Fidelity Series Investment Grade Bond Fund	75,512,003	43,047,871	6,234,015	3,823,721	(226,575)	(649,414)	111,449,870
Fidelity Series Investment Grade Securitized Fund	51,722,250	27,385,766	4,694,000	2,511,176	(168,728)	(822,680)	73,422,608
Fidelity Series Large Cap Growth Index Fund	106,060,737	28,876,342	28,618,977	1,057,858	1,820,952	37,860,103	145,999,157
Fidelity Series Large Cap Stock Fund	116,270,170	33,037,084	24,364,304	6,942,835	817,308	28,910,941	154,671,199
Fidelity Series Large Cap Value Index Fund	216,849,086	63,959,340	40,362,913	10,258,962	(598,916)	36,645,125	276,491,722
Fidelity Series Long-Term Treasury Bond Index Fund	107,873,372	46,234,746	14,706,487	3,899,065	(2,027,812)	(8,155,562)	129,218,257
Fidelity Series Overseas Fund	104,861,267	27,513,123	14,776,523	2,083,534	462,602	19,884,654	137,945,123
Fidelity Series Real Estate Income Fund	3,206,212	710,899	1,624,085	175,641	(135,144)	183,910	2,341,792
Fidelity Series Short-Term Credit Fund	335,118	26,805	-	11,010	-	7,373	369,296
Fidelity Series Small Cap Core Fund	334,388	2,259,818	44,604	9,688	4,091	192,908	2,746,601
Fidelity Series Small Cap Opportunities Fund	53,216,560	13,802,894	13,008,086	631,930	(6,884)	14,380,713	68,385,197
Fidelity Series Treasury Bill Index Fund	13,646,894	11,641,578	25,225,604	811,646	(31,494)	3,339	34,713
Fidelity Series Value Discovery Fund	79,518,459	27,721,296	14,082,277	4,734,116	(341,160)	9,297,134	102,113,452
	1,867,878,297	649,930,080	359,722,085	65,801,563	(5,719,799)	301,723,811	2,454,090,304

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,494,697	-	3,494,697	-

Domestic Equity Funds	996,953,179	996,953,179	-	-

International Equity Funds	831,557,867	831,557,867	-	-

Bond Funds	625,163,817	625,163,817	-	-

Short-Term Funds	2,843,116	2,843,116	-	-
Total Investments in Securities:	2,460,012,676	2,456,517,979	3,494,697	-
Derivative Instruments: Assets
Futures Contracts	660,349	660,349	-	-
Total Assets	660,349	660,349	-	-
Liabilities
Futures Contracts	(167,800)	(167,800)	-	-
Total Liabilities	(167,800)	(167,800)	-	-
Total Derivative Instruments:	492,549	492,549	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	994	(167,800)
Total Equity Risk	994	(167,800)
Interest Rate Risk
Futures Contracts (a)	659,355	0
Total Interest Rate Risk	659,355	0
Total Value of Derivatives	660,349	(167,800)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2035 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,494,786)	$3,494,697
Fidelity Central Funds (cost $2,427,675)	2,427,675
Other affiliated issuers (cost $2,191,713,321)	2,454,090,304

Total Investment in Securities (cost $2,197,635,782)		$2,460,012,676
Receivable for investments sold		23,793,481
Receivable for fund shares sold		1,623,752
Distributions receivable from Fidelity Central Funds		11,489
Total assets		2,485,441,398
Liabilities
Payable for investments purchased	$19,508,656
Payable for fund shares redeemed	5,427,327
Accrued management fee	557,117
Distribution and service plan fees payable	8,609
Payable for daily variation margin on futures contracts	155,674
Total liabilities		25,657,383
Net Assets		$2,459,784,015
Net Assets consist of:
Paid in capital		$2,237,577,061
Total accumulated earnings (loss)		222,206,954
Net Assets		$2,459,784,015

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($23,639,123 ÷ 2,059,173 shares)(a)		$11.48
Maximum offering price per share (100/94.25 of $11.48)		$12.18
Class M :
Net Asset Value and redemption price per share ($3,026,794 ÷ 264,433 shares)(a)		$11.45
Maximum offering price per share (100/96.50 of $11.45)		$11.87
Class C :
Net Asset Value and offering price per share ($3,099,537 ÷ 273,689 shares)(a)		$11.33
Fidelity Freedom Blend 2035 Fund :
Net Asset Value, offering price and redemption price per share ($187,806,966 ÷ 16,265,541 shares)		$11.55
Class K :
Net Asset Value, offering price and redemption price per share ($36,927,021 ÷ 3,185,721 shares)		$11.59
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,001,075,169 ÷ 85,975,217 shares)		$11.64
Class I :
Net Asset Value, offering price and redemption price per share ($34,472,231 ÷ 2,982,962 shares)		$11.56
Class Z :
Net Asset Value, offering price and redemption price per share ($3,388,878 ÷ 292,608 shares)		$11.58
Class Z6 :
Net Asset Value, offering price and redemption price per share ($187,840,243 ÷ 16,194,898 shares)		$11.60
Premier Class :
Net Asset Value, offering price and redemption price per share ($978,508,053 ÷ 84,215,684 shares)		$11.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$52,885,892
Interest		177,546
Income from Fidelity Central Funds		173,283
Total income		53,236,721
Expenses
Management fee	$5,825,283
Distribution and service plan fees	84,628
Independent trustees' fees and expenses	6,573
Miscellaneous	13,024
Total expenses before reductions	5,929,508
Expense reductions	(106)
Total expenses after reductions		5,929,402
Net Investment income (loss)		47,307,319
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(5,719,799)
Futures contracts	(7,363,459)
Capital gain distributions from underlying funds:
Affiliated issuers	12,915,671
Total net realized gain (loss)		(167,587)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(703)
Affiliated issuers	301,723,811
Futures contracts	1,005,787
Total change in net unrealized appreciation (depreciation)		302,728,895
Net gain (loss)		302,561,308
Net increase (decrease) in net assets resulting from operations		$349,868,627
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,307,319	$41,671,386
Net realized gain (loss)	(167,587)	(25,128,290)
Change in net unrealized appreciation (depreciation)	302,728,895	(111,295,762)
Net increase (decrease) in net assets resulting from operations	349,868,627	(94,752,666)
Distributions to shareholders	(49,083,882)	(84,959,782)

Share transactions - net increase (decrease)	285,762,869	437,723,834
Total increase (decrease) in net assets	586,547,614	258,011,386

Net Assets
Beginning of period	1,873,236,401	1,615,225,015
End of period	$2,459,784,015	$1,873,236,401

Financial Highlights
Fidelity Advisor Freedom® Blend 2035 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$11.42	$12.05	$8.46	$9.60
Income from Investment Operations
Net investment income (loss) A,B	.19	.21	.18	.10	.15
Net realized and unrealized gain (loss)	1.46	(1.05)	.14	4.03	(.94)
Total from investment operations	1.65	(.84)	.32	4.13	(.79)
Distributions from net investment income	(.19)	(.22)	(.28)	(.12)	(.17)
Distributions from net realized gain	(.02)	(.31)	(.67)	(.42)	(.19)
Total distributions	(.21)	(.54) C	(.95)	(.54)	(.35) C
Net asset value, end of period	$11.48	$10.04	$11.42	$12.05	$8.46
Total Return D,E	16.51%	(7.23)%	2.19%	49.46%	(8.89)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72%	.73%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.72%	.73%	.78%	.78%	.78%
Expenses net of all reductions	.72%	.73%	.78%	.78%	.78%
Net investment income (loss)	1.79%	2.14%	1.46%	.92%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$23,639	$13,309	$6,186	$2,089	$790
Portfolio turnover rate H	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.01	$11.39	$12.01	$8.46	$9.59
Income from Investment Operations
Net investment income (loss) A,B	.16	.18	.15	.07	.13
Net realized and unrealized gain (loss)	1.46	(1.05)	.14	4.02	(.94)
Total from investment operations	1.62	(.87)	.29	4.09	(.81)
Distributions from net investment income	(.16)	(.19)	(.24)	(.12)	(.14)
Distributions from net realized gain	(.02)	(.31)	(.67)	(.41)	(.19)
Total distributions	(.18)	(.51) C	(.91)	(.54) C	(.32) C
Net asset value, end of period	$11.45	$10.01	$11.39	$12.01	$8.46
Total Return D,E	16.28%	(7.51)%	2.00%	48.92%	(9.06)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97%	.98%	1.03%	1.03%	1.03%
Expenses net of fee waivers, if any	.97%	.98%	1.03%	1.03%	1.03%
Expenses net of all reductions	.97%	.98%	1.03%	1.03%	1.03%
Net investment income (loss)	1.55%	1.89%	1.21%	.67%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$3,027	$2,874	$1,913	$887	$291
Portfolio turnover rate H	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$11.30	$11.96	$8.44	$9.59
Income from Investment Operations
Net investment income (loss) A,B	.11	.13	.09	.02	.08
Net realized and unrealized gain (loss)	1.44	(1.03)	.12	4.00	(.94)
Total from investment operations	1.55	(.90)	.21	4.02	(.86)
Distributions from net investment income	(.13)	(.16)	(.21)	(.09)	(.10)
Distributions from net realized gain	(.02)	(.31)	(.67)	(.41)	(.19)
Total distributions	(.15)	(.47)	(.87) C	(.50)	(.29)
Net asset value, end of period	$11.33	$9.93	$11.30	$11.96	$8.44
Total Return D,E	15.64%	(7.85)%	1.36%	48.25%	(9.54)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.47%	1.48%	1.53%	1.54% H	1.53%
Expenses net of fee waivers, if any	1.47%	1.48%	1.53%	1.54% H	1.53%
Expenses net of all reductions	1.47%	1.48%	1.53%	1.54% H	1.53%
Net investment income (loss)	1.04%	1.39%	.71%	.16%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$3,100	$2,301	$1,958	$1,362	$274
Portfolio turnover rate I	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.09	$11.45	$12.07	$8.48	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.22	.24	.21	.13	.17
Net realized and unrealized gain (loss)	1.46	(1.06)	.14	4.03	(.94)
Total from investment operations	1.68	(.82)	.35	4.16	(.77)
Distributions from net investment income	(.21)	(.23)	(.30)	(.14)	(.18)
Distributions from net realized gain	(.02)	(.31)	(.68)	(.43)	(.19)
Total distributions	(.22) C	(.54)	(.97) C	(.57)	(.36) C
Net asset value, end of period	$11.55	$10.09	$11.45	$12.07	$8.48
Total Return D	16.82%	(6.99)%	2.48%	49.72%	(8.68)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.48%	.53%	.53%	.54% G
Expenses net of fee waivers, if any	.47%	.48%	.53%	.53%	.54% G
Expenses net of all reductions	.47%	.48%	.53%	.53%	.54% G
Net investment income (loss)	2.04%	2.39%	1.71%	1.17%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$187,807	$127,296	$109,569	$37,661	$14,672
Portfolio turnover rate H	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$11.48	$12.09	$8.48	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.23	.25	.22	.14	.19
Net realized and unrealized gain (loss)	1.47	(1.06)	.14	4.04	(.94)
Total from investment operations	1.70	(.81)	.36	4.18	(.75)
Distributions from net investment income	(.21)	(.23)	(.29)	(.14)	(.19)
Distributions from net realized gain	(.02)	(.31)	(.68)	(.43)	(.19)
Total distributions	(.23)	(.55) C	(.97)	(.57)	(.38)
Net asset value, end of period	$11.59	$10.12	$11.48	$12.09	$8.48
Total Return D	16.91%	(6.91)%	2.55%	49.96%	(8.56)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.38%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.37%	.38%	.43%	.43%	.43%
Expenses net of all reductions	.37%	.38%	.43%	.43%	.43%
Net investment income (loss)	2.14%	2.49%	1.81%	1.27%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$36,927	$29,257	$35,991	$24,728	$16,000
Portfolio turnover rate G	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.17	$11.53	$12.12	$8.50	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.24	.26	.24	.15	.20
Net realized and unrealized gain (loss)	1.47	(1.06)	.13	4.04	(.94)
Total from investment operations	1.71	(.80)	.37	4.19	(.74)
Distributions from net investment income	(.22)	(.24)	(.28)	(.15)	(.18)
Distributions from net realized gain	(.02)	(.31)	(.68)	(.43)	(.19)
Total distributions	(.24)	(.56) C	(.96)	(.57) C	(.37)
Net asset value, end of period	$11.64	$10.17	$11.53	$12.12	$8.50
Total Return D	16.97%	(6.79)%	2.62%	50.08%	(8.41)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.27%	.28%	.33%	.33%	.33%
Expenses net of fee waivers, if any	.27%	.28%	.33%	.33%	.33%
Expenses net of all reductions	.27%	.28%	.33%	.33%	.33%
Net investment income (loss)	2.24%	2.59%	1.91%	1.37%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$1,001,075	$690,861	$562,284	$1,067,514	$572,455
Portfolio turnover rate G	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.09	$11.46	$12.07	$8.48	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.22	.24	.21	.13	.18
Net realized and unrealized gain (loss)	1.47	(1.07)	.14	4.02	(.94)
Total from investment operations	1.69	(.83)	.35	4.15	(.76)
Distributions from net investment income	(.20)	(.23)	(.28)	(.13)	(.19)
Distributions from net realized gain	(.02)	(.31)	(.68)	(.43)	(.19)
Total distributions	(.22)	(.54)	(.96)	(.56)	(.37) C
Net asset value, end of period	$11.56	$10.09	$11.46	$12.07	$8.48
Total Return D	16.87%	(7.03)%	2.47%	49.67%	(8.60)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.48%	.53%	.53%	.54% G
Expenses net of fee waivers, if any	.47%	.48%	.53%	.53%	.54% G
Expenses net of all reductions	.47%	.48%	.53%	.53%	.54% G
Net investment income (loss)	2.05%	2.39%	1.71%	1.17%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$34,472	$32,413	$24,436	$17,238	$5,807
Portfolio turnover rate H	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$11.49	$12.10	$8.49	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.23	.25	.22	.14	.19
Net realized and unrealized gain (loss)	1.47	(1.06)	.14	4.03	(.94)
Total from investment operations	1.70	(.81)	.36	4.17	(.75)
Distributions from net investment income	(.22)	(.24)	(.29)	(.14)	(.18)
Distributions from net realized gain	(.02)	(.31)	(.69)	(.43)	(.19)
Total distributions	(.24)	(.56) C	(.97) C	(.56) C	(.37)
Net asset value, end of period	$11.58	$10.12	$11.49	$12.10	$8.49
Total Return D	16.90%	(6.90)%	2.58%	49.87%	(8.52)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.38%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.37%	.38%	.43%	.43%	.43%
Expenses net of all reductions	.37%	.38%	.43%	.43%	.43%
Net investment income (loss)	2.14%	2.49%	1.81%	1.27%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$3,389	$1,738	$1,262	$345	$228
Portfolio turnover rate G	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$11.49	$12.10	$8.50	$9.62
Income from Investment Operations
Net investment income (loss) A,B	.24	.26	.23	.15	.18
Net realized and unrealized gain (loss)	1.47	(1.06)	.15	4.03	(.93)
Total from investment operations	1.71	(.80)	.38	4.18	(.75)
Distributions from net investment income	(.22)	(.24)	(.31)	(.15)	(.19)
Distributions from net realized gain	(.02)	(.31)	(.68)	(.43)	(.19)
Total distributions	(.24)	(.56) C	(.99)	(.58)	(.37) C
Net asset value, end of period	$11.60	$10.13	$11.49	$12.10	$8.50
Total Return D	17.03%	(6.81)%	2.69%	49.96%	(8.48)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.27%	.28%	.33%	.33%	.34% G
Expenses net of fee waivers, if any	.27%	.28%	.33%	.33%	.34% G
Expenses net of all reductions	.27%	.28%	.33%	.33%	.34% G
Net investment income (loss)	2.24%	2.59%	1.91%	1.37%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$187,840	$200,559	$121,518	$5,730	$2,148
Portfolio turnover rate H	17%	19%	24%	27%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund Premier Class

Years ended March 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.15	$11.50	$12.36
Income from Investment Operations
Net investment income (loss) B,C	.24	.26	.46
Net realized and unrealized gain (loss)	1.47	(1.05)	(.33)
Total from investment operations	1.71	(.79)	.13
Distributions from net investment income	(.23)	(.24)	(.31)
Distributions from net realized gain	(.02)	(.31)	(.68)
Total distributions	(.24) D	(.56) D	(.99)
Net asset value, end of period	$11.62	$10.15	$11.50
Total Return E,F	17.04%	(6.70)%	.65%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.23%	.24%	.28% I
Expenses net of fee waivers, if any	.23%	.24%	.28% I
Expenses net of all reductions	.23%	.24%	.28% I
Net investment income (loss)	2.28%	2.63%	3.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$978,508	$772,627	$750,109
Portfolio turnover rate J	17%	19%	24%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	13.6
Fidelity Series Blue Chip Growth Fund	11.3
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series International Value Fund	6.7
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	5.0
80.2

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 4.5%

Fidelity Freedom® Blend 2040 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/27/24 (b) (Cost $3,205,500)	3,220,000	3,205,419

Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	14,624,247	264,260,152
Fidelity Series Commodity Strategy Fund (c)	163,892	15,502,544
Fidelity Series Large Cap Growth Index Fund (c)	7,847,480	167,465,226
Fidelity Series Large Cap Stock Fund (c)	8,097,623	177,337,953
Fidelity Series Large Cap Value Index Fund (c)	19,804,888	317,076,251
Fidelity Series Small Cap Core Fund (c)	271,453	3,203,140
Fidelity Series Small Cap Opportunities Fund (c)	5,124,506	78,353,698
Fidelity Series Value Discovery Fund (c)	7,393,185	117,034,120
TOTAL DOMESTIC EQUITY FUNDS (Cost $888,381,825)		1,140,233,084

International Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,036,602	61,840,744
Fidelity Series Emerging Markets Fund (c)	6,716,517	58,836,693
Fidelity Series Emerging Markets Opportunities Fund (c)	13,256,309	236,492,544
Fidelity Series International Growth Fund (c)	8,333,982	155,178,738
Fidelity Series International Index Fund (c)	4,718,971	58,751,190
Fidelity Series International Small Cap Fund (c)	1,975,040	34,582,957
Fidelity Series International Value Fund (c)	12,384,078	155,915,541
Fidelity Series Overseas Fund (c)	11,054,733	155,540,087
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $819,785,530)		917,138,494

Bond Funds - 11.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	118,119	1,128,037
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	140,699	1,069,316
Fidelity Series Corporate Bond Fund (c)	1,953,430	18,010,627
Fidelity Series Emerging Markets Debt Fund (c)	1,507,475	11,848,756
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	419,249	3,769,047
Fidelity Series Floating Rate High Income Fund (c)	247,901	2,243,507
Fidelity Series Government Bond Index Fund (c)	2,912,872	26,478,008
Fidelity Series High Income Fund (c)	1,430,487	12,101,922
Fidelity Series International Developed Markets Bond Index Fund (c)	2,426,265	21,181,294
Fidelity Series Investment Grade Bond Fund (c)	2,678,291	26,648,991
Fidelity Series Investment Grade Securitized Fund (c)	1,974,729	17,476,355
Fidelity Series Long-Term Treasury Bond Index Fund (c)	21,850,853	123,020,303
Fidelity Series Real Estate Income Fund (c)	231,843	2,244,238
TOTAL BOND FUNDS (Cost $298,198,865)		267,220,401

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	2,242,125	2,242,574
Fidelity Series Government Money Market Fund 5.4% (c)(e)	9,159	9,159
Fidelity Series Short-Term Credit Fund (c)	29,505	290,629
Fidelity Series Treasury Bill Index Fund (c)	2,994	29,735
TOTAL SHORT-TERM FUNDS (Cost $2,564,420)		2,572,097

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,012,136,140)	2,330,369,495
NET OTHER ASSETS (LIABILITIES) - 0.0%	(170,529)
NET ASSETS - 100.0%	2,330,198,966

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	777	Jun 2024	86,089,172	399,915	399,915
CBOT 5-Year U.S. Treasury Note Contracts (United States)	435	Jun 2024	46,551,797	122,596	122,596
CBOT Long Term U.S. Treasury Bond Contracts (United States)	41	Jun 2024	4,937,938	96,643	96,643

TOTAL PURCHASED					619,154

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	50	Jun 2024	13,271,250	(102,647)	(102,647)
ICE E-mini MSCI EAFE Index Contracts (United States)	34	Jun 2024	4,007,070	(27,297)	(27,297)
ICE MSCI Emerging Markets Index Contracts (United States)	272	Jun 2024	14,266,400	936	936

TOTAL SOLD					(129,008)

TOTAL FUTURES CONTRACTS					490,146
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,205,419.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,384,560	43,882,775	44,024,761	154,185	-	-	2,242,574	0.0%
Total	2,384,560	43,882,775	44,024,761	154,185	-	-	2,242,574

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	1,126,441	3,164	-	(3)	4,763	1,128,037
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,527,552	403,160	776,572	55,762	(208,092)	123,268	1,069,316
Fidelity Series Blue Chip Growth Fund	179,758,391	53,011,878	58,914,501	1,209,630	(1,471,681)	91,876,065	264,260,152
Fidelity Series Canada Fund	47,013,193	15,401,578	6,858,418	1,854,284	206,776	6,077,615	61,840,744
Fidelity Series Commodity Strategy Fund	11,723,132	5,870,789	1,521,739	588,662	(129,988)	(439,650)	15,502,544
Fidelity Series Corporate Bond Fund	8,036,114	11,079,543	1,376,930	558,271	(84,479)	356,379	18,010,627
Fidelity Series Emerging Markets Debt Fund	8,299,640	3,157,067	340,877	621,079	(8,618)	741,544	11,848,756
Fidelity Series Emerging Markets Debt Local Currency Fund	2,831,391	1,113,370	111,091	241,335	(708)	(63,915)	3,769,047
Fidelity Series Emerging Markets Fund	28,951,491	28,569,162	2,554,142	1,315,484	(562,697)	4,432,879	58,836,693
Fidelity Series Emerging Markets Opportunities Fund	194,380,858	40,945,384	16,570,268	6,113,703	(4,150,199)	21,886,769	236,492,544
Fidelity Series Floating Rate High Income Fund	1,591,069	738,491	122,108	182,116	1,305	34,750	2,243,507
Fidelity Series Government Bond Index Fund	11,925,306	16,936,165	2,023,969	574,193	(108,579)	(250,915)	26,478,008
Fidelity Series Government Money Market Fund 5.4%	4,919,665	7,287,296	12,197,802	286,087	-	-	9,159
Fidelity Series High Income Fund	8,370,268	3,703,526	354,070	647,189	5,827	376,371	12,101,922
Fidelity Series International Developed Markets Bond Index Fund	8,095,049	13,380,346	504,585	484,507	(27,595)	238,079	21,181,294
Fidelity Series International Growth Fund	109,126,275	34,689,028	11,935,040	1,789,394	(303,952)	23,602,427	155,178,738
Fidelity Series International Index Fund	45,250,122	13,489,883	6,250,300	1,474,833	(42,637)	6,304,122	58,751,190
Fidelity Series International Small Cap Fund	33,878,663	8,021,617	9,622,944	1,097,246	(3,119,070)	5,424,691	34,582,957
Fidelity Series International Value Fund	108,830,785	36,446,530	12,781,005	4,457,538	199,415	23,219,816	155,915,541
Fidelity Series Investment Grade Bond Fund	12,193,771	16,671,696	2,160,246	808,110	(124,149)	67,919	26,648,991
Fidelity Series Investment Grade Securitized Fund	8,297,954	10,850,058	1,553,693	528,866	(107,560)	(10,404)	17,476,355
Fidelity Series Large Cap Growth Index Fund	113,866,817	37,286,222	27,856,631	1,177,116	828,893	43,339,925	167,465,226
Fidelity Series Large Cap Stock Fund	124,887,114	38,775,049	19,556,614	7,736,217	922,373	32,310,031	177,337,953
Fidelity Series Large Cap Value Index Fund	232,868,976	76,788,035	32,962,283	11,508,490	(392,536)	40,774,059	317,076,251
Fidelity Series Long-Term Treasury Bond Index Fund	96,445,228	45,969,493	10,060,603	3,587,377	(1,307,144)	(8,026,671)	123,020,303
Fidelity Series Overseas Fund	109,019,237	35,241,237	11,117,557	2,278,130	501,643	21,895,527	155,540,087
Fidelity Series Real Estate Income Fund	2,793,728	762,523	1,347,862	162,804	(139,383)	175,232	2,244,238
Fidelity Series Short-Term Credit Fund	261,053	23,777	-	8,663	-	5,799	290,629
Fidelity Series Small Cap Core Fund	361,217	2,776,801	170,913	10,922	4,891	231,144	3,203,140
Fidelity Series Small Cap Opportunities Fund	57,192,685	16,918,118	11,927,614	705,205	(44,281)	16,214,790	78,353,698
Fidelity Series Treasury Bill Index Fund	12,245,376	10,339,268	22,523,737	747,971	(34,382)	3,210	29,735
Fidelity Series Value Discovery Fund	85,430,871	34,177,643	12,571,256	5,318,130	(340,936)	10,337,798	117,034,120
	1,670,372,991	621,951,174	298,628,534	58,129,314	(10,037,546)	341,263,417	2,324,921,502

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,205,419	-	3,205,419	-

Domestic Equity Funds	1,140,233,084	1,140,233,084	-	-

International Equity Funds	917,138,494	917,138,494	-	-

Bond Funds	267,220,401	267,220,401	-	-

Short-Term Funds	2,572,097	2,572,097	-	-
Total Investments in Securities:	2,330,369,495	2,327,164,076	3,205,419	-
Derivative Instruments: Assets
Futures Contracts	620,090	620,090	-	-
Total Assets	620,090	620,090	-	-
Liabilities
Futures Contracts	(129,944)	(129,944)	-	-
Total Liabilities	(129,944)	(129,944)	-	-
Total Derivative Instruments:	490,146	490,146	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	936	(129,944)
Total Equity Risk	936	(129,944)
Interest Rate Risk
Futures Contracts (a)	619,154	0
Total Interest Rate Risk	619,154	0
Total Value of Derivatives	620,090	(129,944)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2040 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,205,500)	$3,205,419
Fidelity Central Funds (cost $2,242,574)	2,242,574
Other affiliated issuers (cost $2,006,688,066)	2,324,921,502

Total Investment in Securities (cost $2,012,136,140)		$2,330,369,495
Receivable for investments sold		14,636,310
Receivable for fund shares sold		1,278,671
Distributions receivable from Fidelity Central Funds		10,427
Total assets		2,346,294,903
Liabilities
Payable for investments purchased	$13,305,839
Payable for fund shares redeemed	2,083,889
Accrued management fee	552,842
Distribution and service plan fees payable	7,526
Payable for daily variation margin on futures contracts	145,841
Total liabilities		16,095,937
Net Assets		$2,330,198,966
Net Assets consist of:
Paid in capital		$2,049,540,223
Total accumulated earnings (loss)		280,658,743
Net Assets		$2,330,198,966

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($19,061,052 ÷ 1,594,809 shares)(a)		$11.95
Maximum offering price per share (100/94.25 of $11.95)		$12.68
Class M :
Net Asset Value and redemption price per share ($2,454,071 ÷ 205,378 shares)(a)		$11.95
Maximum offering price per share (100/96.50 of $11.95)		$12.38
Class C :
Net Asset Value and offering price per share ($3,255,709 ÷ 276,470 shares)(a)		$11.78
Fidelity Freedom Blend 2040 Fund :
Net Asset Value, offering price and redemption price per share ($221,527,261 ÷ 18,413,948 shares)		$12.03
Class K :
Net Asset Value, offering price and redemption price per share ($30,797,194 ÷ 2,547,864 shares)		$12.09
Class K6 :
Net Asset Value, offering price and redemption price per share ($929,283,874 ÷ 76,521,567 shares)		$12.14
Class I :
Net Asset Value, offering price and redemption price per share ($33,703,389 ÷ 2,798,313 shares)		$12.04
Class Z :
Net Asset Value, offering price and redemption price per share ($7,430,999 ÷ 614,045 shares)		$12.10
Class Z6 :
Net Asset Value, offering price and redemption price per share ($168,143,267 ÷ 13,884,223 shares)		$12.11
Premier Class :
Net Asset Value, offering price and redemption price per share ($914,542,150 ÷ 75,442,634 shares)		$12.12
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$43,766,609
Interest		162,022
Income from Fidelity Central Funds		154,185
Total income		44,082,816
Expenses
Management fee	$5,609,430
Distribution and service plan fees	71,557
Independent trustees' fees and expenses	5,996
Miscellaneous	14,167
Total expenses before reductions	5,701,150
Expense reductions	(181)
Total expenses after reductions		5,700,969
Net Investment income (loss)		38,381,847
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(10,037,546)
Futures contracts	(6,962,853)
Capital gain distributions from underlying funds:
Affiliated issuers	14,362,705
Total net realized gain (loss)		(2,637,694)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(700)
Affiliated issuers	341,263,417
Futures contracts	955,317
Total change in net unrealized appreciation (depreciation)		342,218,034
Net gain (loss)		339,580,340
Net increase (decrease) in net assets resulting from operations		$377,962,187
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,381,847	$36,162,391
Net realized gain (loss)	(2,637,694)	(18,283,728)
Change in net unrealized appreciation (depreciation)	342,218,034	(104,472,385)
Net increase (decrease) in net assets resulting from operations	377,962,187	(86,593,722)
Distributions to shareholders	(40,508,311)	(82,325,899)

Share transactions - net increase (decrease)	317,499,021	384,539,398
Total increase (decrease) in net assets	654,952,897	215,619,777

Net Assets
Beginning of period	1,675,246,069	1,459,626,292
End of period	$2,330,198,966	$1,675,246,069

Financial Highlights
Fidelity Advisor Freedom® Blend 2040 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$11.62	$12.24	$8.27	$9.55
Income from Investment Operations
Net investment income (loss) A,B	.17	.20	.17	.10	.15
Net realized and unrealized gain (loss)	1.81	(1.08)	.25	4.43	(1.09)
Total from investment operations	1.98	(.88)	.42	4.53	(.94)
Distributions from net investment income	(.18)	(.22)	(.28)	(.13)	(.17)
Distributions from net realized gain	(.02)	(.36)	(.76)	(.43)	(.17)
Total distributions	(.19) C	(.58)	(1.04)	(.56)	(.34)
Net asset value, end of period	$11.95	$10.16	$11.62	$12.24	$8.27
Total Return D,E	19.65%	(7.38)%	2.97%	55.55%	(10.57)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73%	.74%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.73%	.74%	.79%	.79%	.79%
Expenses net of all reductions	.73%	.74%	.79%	.79%	.79%
Net investment income (loss)	1.54%	2.05%	1.39%	.89%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$19,061	$10,150	$5,920	$2,843	$695
Portfolio turnover rate H	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$11.62	$12.24	$8.28	$9.55
Income from Investment Operations
Net investment income (loss) A,B	.14	.18	.14	.07	.12
Net realized and unrealized gain (loss)	1.81	(1.08)	.25	4.43	(1.08)
Total from investment operations	1.95	(.90)	.39	4.50	(.96)
Distributions from net investment income	(.15)	(.20)	(.25)	(.11)	(.14)
Distributions from net realized gain	(.02)	(.36)	(.76)	(.43)	(.17)
Total distributions	(.16) C	(.56)	(1.01)	(.54)	(.31)
Net asset value, end of period	$11.95	$10.16	$11.62	$12.24	$8.28
Total Return D,E	19.33%	(7.59)%	2.72%	55.06%	(10.74)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98%	.99%	1.04%	1.04%	1.04%
Expenses net of fee waivers, if any	.98%	.99%	1.04%	1.04%	1.04%
Expenses net of all reductions	.98%	.99%	1.04%	1.04%	1.04%
Net investment income (loss)	1.29%	1.79%	1.14%	.64%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$2,454	$1,733	$1,381	$853	$318
Portfolio turnover rate H	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$11.50	$12.15	$8.25	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.08	.13	.08	.02	.07
Net realized and unrealized gain (loss)	1.80	(1.07)	.24	4.39	(1.07)
Total from investment operations	1.88	(.94)	.32	4.41	(1.00)
Distributions from net investment income	(.11)	(.17)	(.21)	(.09)	(.12)
Distributions from net realized gain	(.02)	(.36)	(.76)	(.43)	(.17)
Total distributions	(.13)	(.53)	(.97)	(.51) C	(.29)
Net asset value, end of period	$11.78	$10.03	$11.50	$12.15	$8.25
Total Return D,E	18.80%	(8.05)%	2.19%	54.23%	(11.10)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.48%	1.49%	1.54%	1.55%	1.54%
Expenses net of fee waivers, if any	1.48%	1.49%	1.54%	1.55%	1.54%
Expenses net of all reductions	1.48%	1.49%	1.54%	1.55%	1.54%
Net investment income (loss)	.79%	1.29%	.64%	.14%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$3,256	$2,670	$2,207	$1,451	$357
Portfolio turnover rate H	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$11.66	$12.28	$8.29	$9.55
Income from Investment Operations
Net investment income (loss) A,B	.19	.23	.20	.12	.16
Net realized and unrealized gain (loss)	1.84	(1.09)	.26	4.44	(1.06)
Total from investment operations	2.03	(.86)	.46	4.56	(.90)
Distributions from net investment income	(.19)	(.23)	(.31)	(.14)	(.18)
Distributions from net realized gain	(.02)	(.36)	(.77)	(.44)	(.17)
Total distributions	(.21)	(.59)	(1.08)	(.57) C	(.36) C
Net asset value, end of period	$12.03	$10.21	$11.66	$12.28	$8.29
Total Return D	19.97%	(7.17)%	3.27%	55.89%	(10.24)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48%	.49%	.54%	.54%	.55% G
Expenses net of fee waivers, if any	.48%	.49%	.54%	.54%	.55% G
Expenses net of all reductions	.48%	.49%	.54%	.54%	.55% G
Net investment income (loss)	1.79%	2.30%	1.64%	1.14%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$221,527	$131,293	$117,037	$33,442	$15,147
Portfolio turnover rate H	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.25	$11.70	$12.30	$8.30	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.20	.24	.22	.13	.18
Net realized and unrealized gain (loss)	1.85	(1.09)	.26	4.45	(1.08)
Total from investment operations	2.05	(.85)	.48	4.58	(.90)
Distributions from net investment income	(.19)	(.24)	(.30)	(.14)	(.19)
Distributions from net realized gain	(.02)	(.36)	(.77)	(.43)	(.17)
Total distributions	(.21)	(.60)	(1.08) C	(.58) C	(.37) C
Net asset value, end of period	$12.09	$10.25	$11.70	$12.30	$8.30
Total Return D	20.11%	(7.07)%	3.39%	55.97%	(10.22)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.38%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.38%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.38%	.39%	.44%	.44%	.44%
Net investment income (loss)	1.89%	2.40%	1.74%	1.24%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$30,797	$24,872	$27,424	$19,429	$15,212
Portfolio turnover rate G	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.30	$11.75	$12.33	$8.32	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.22	.25	.23	.15	.19
Net realized and unrealized gain (loss)	1.84	(1.10)	.25	4.45	(1.08)
Total from investment operations	2.06	(.85)	.48	4.60	(.89)
Distributions from net investment income	(.20)	(.24)	(.29)	(.15)	(.18)
Distributions from net realized gain	(.02)	(.36)	(.78)	(.44)	(.18)
Total distributions	(.22)	(.60)	(1.06) C	(.59)	(.36)
Net asset value, end of period	$12.14	$10.30	$11.75	$12.33	$8.32
Total Return D	20.16%	(6.98)%	3.46%	56.11%	(10.07)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.28%	.29%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.28%	.29%	.34%	.34%	.34%
Expenses net of all reductions	.28%	.29%	.34%	.34%	.34%
Net investment income (loss)	1.99%	2.50%	1.84%	1.34%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$929,284	$611,076	$509,486	$972,867	$510,439
Portfolio turnover rate G	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$11.67	$12.28	$8.30	$9.56
Income from Investment Operations
Net investment income (loss) A,B	.19	.23	.21	.12	.17
Net realized and unrealized gain (loss)	1.83	(1.08)	.25	4.44	(1.07)
Total from investment operations	2.02	(.85)	.46	4.56	(.90)
Distributions from net investment income	(.18)	(.23)	(.30)	(.14)	(.19)
Distributions from net realized gain	(.02)	(.36)	(.77)	(.44)	(.17)
Total distributions	(.20)	(.60) C	(1.07)	(.58)	(.36)
Net asset value, end of period	$12.04	$10.22	$11.67	$12.28	$8.30
Total Return D	19.89%	(7.10)%	3.23%	55.73%	(10.17)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48%	.49%	.54%	.54%	.55% G
Expenses net of fee waivers, if any	.48%	.49%	.54%	.54%	.55% G
Expenses net of all reductions	.48%	.49%	.54%	.54%	.55% G
Net investment income (loss)	1.79%	2.30%	1.64%	1.14%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$33,703	$30,849	$19,664	$11,759	$4,049
Portfolio turnover rate H	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$11.72	$12.33	$8.32	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.21	.24	.22	.13	.18
Net realized and unrealized gain (loss)	1.84	(1.09)	.26	4.45	(1.08)
Total from investment operations	2.05	(.85)	.48	4.58	(.90)
Distributions from net investment income	(.20)	(.23)	(.30)	(.14)	(.17)
Distributions from net realized gain	(.02)	(.36)	(.78)	(.43)	(.17)
Total distributions	(.22)	(.60) C	(1.09) C	(.57)	(.35) C
Net asset value, end of period	$12.10	$10.27	$11.72	$12.33	$8.32
Total Return D	20.06%	(7.07)%	3.38%	55.93%	(10.17)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.38%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.38%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.38%	.39%	.44%	.44%	.44%
Net investment income (loss)	1.89%	2.40%	1.74%	1.24%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$7,431	$3,728	$3,618	$138	$89
Portfolio turnover rate G	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$11.72	$12.33	$8.32	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.22	.25	.23	.15	.18
Net realized and unrealized gain (loss)	1.84	(1.10)	.26	4.46	(1.08)
Total from investment operations	2.06	(.85)	.49	4.61	(.90)
Distributions from net investment income	(.20)	(.24)	(.32)	(.16)	(.18)
Distributions from net realized gain	(.02)	(.36)	(.78)	(.44)	(.17)
Total distributions	(.22)	(.60)	(1.10)	(.60)	(.35)
Net asset value, end of period	$12.11	$10.27	$11.72	$12.33	$8.32
Total Return C	20.21%	(6.99)%	3.46%	56.23%	(10.14)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.28%	.29%	.34%	.34%	.35% F
Expenses net of fee waivers, if any	.28%	.29%	.34%	.34%	.35% F
Expenses net of all reductions	.28%	.29%	.34%	.34%	.35% F
Net investment income (loss)	1.99%	2.50%	1.84%	1.34%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$168,143	$154,377	$84,246	$3,391	$1,528
Portfolio turnover rate G	15%	18%	22%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund Premier Class

Years ended March 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$11.72	$12.60
Income from Investment Operations
Net investment income (loss) B,C	.22	.25	.48
Net realized and unrealized gain (loss)	1.84	(1.08)	(.26)
Total from investment operations	2.06	(.83)	.22
Distributions from net investment income	(.21)	(.24)	(.33)
Distributions from net realized gain	(.02)	(.36)	(.78)
Total distributions	(.22) D	(.61) D	(1.10) D
Net asset value, end of period	$12.12	$10.28	$11.72
Total Return E,F	20.22%	(6.90)%	1.28%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.24%	.25%	.29% I
Expenses net of fee waivers, if any	.24%	.25%	.29% I
Expenses net of all reductions	.24%	.25%	.29% I
Net investment income (loss)	2.03%	2.54%	3.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$914,542	$704,498	$688,642
Portfolio turnover rate J	15%	18%	22%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.1
Fidelity Series Overseas Fund	7.1
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
84.2

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 5.2%

Fidelity Freedom® Blend 2045 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/27/24 (b) (Cost $3,044,390)	3,060,000	3,044,315

Domestic Equity Funds - 52.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	13,861,926	250,485,006
Fidelity Series Commodity Strategy Fund (c)	145,454	13,758,499
Fidelity Series Large Cap Growth Index Fund (c)	7,431,751	158,593,575
Fidelity Series Large Cap Stock Fund (c)	7,687,155	168,348,694
Fidelity Series Large Cap Value Index Fund (c)	18,800,710	300,999,376
Fidelity Series Small Cap Core Fund (c)	257,935	3,043,633
Fidelity Series Small Cap Opportunities Fund (c)	4,857,830	74,276,214
Fidelity Series Value Discovery Fund (c)	6,994,134	110,717,142
TOTAL DOMESTIC EQUITY FUNDS (Cost $849,211,431)		1,080,222,139

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,787,840	58,029,702
Fidelity Series Emerging Markets Fund (c)	6,219,715	54,484,705
Fidelity Series Emerging Markets Opportunities Fund (c)	12,325,206	219,881,668
Fidelity Series International Growth Fund (c)	7,854,533	146,251,401
Fidelity Series International Index Fund (c)	4,426,786	55,113,484
Fidelity Series International Small Cap Fund (c)	1,763,132	30,872,435
Fidelity Series International Value Fund (c)	11,704,433	147,358,808
Fidelity Series Overseas Fund (c)	10,418,718	146,591,358
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $768,427,431)		858,583,561

Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	105,189	1,004,554
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	133,127	1,011,768
Fidelity Series Emerging Markets Debt Fund (c)	1,337,923	10,516,077
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	371,948	3,343,811
Fidelity Series Floating Rate High Income Fund (c)	220,421	1,994,812
Fidelity Series High Income Fund (c)	1,269,609	10,740,891
Fidelity Series Long-Term Treasury Bond Index Fund (c)	17,687,023	99,577,937
Fidelity Series Real Estate Income Fund (c)	206,103	1,995,074
TOTAL BOND FUNDS (Cost $155,485,889)		130,184,924

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	1,949,870	1,950,260
Fidelity Series Government Money Market Fund 5.4% (c)(e)	5,149	5,149
Fidelity Series Short-Term Credit Fund (c)	38,420	378,439
Fidelity Series Treasury Bill Index Fund (c)	2,362	23,455
TOTAL SHORT-TERM FUNDS (Cost $2,346,756)		2,357,303

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,778,515,897)	2,074,392,242
NET OTHER ASSETS (LIABILITIES) - 0.0%	(38,171)
NET ASSETS - 100.0%	2,074,354,071

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	692	Jun 2024	76,671,438	357,208	357,208
CBOT 5-Year U.S. Treasury Note Contracts (United States)	387	Jun 2024	41,415,047	109,511	109,511
CBOT Long Term U.S. Treasury Bond Contracts (United States)	112	Jun 2024	13,489,000	197,069	197,069

TOTAL PURCHASED					663,788

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	40	Jun 2024	10,617,000	(75,019)	(75,019)
ICE E-mini MSCI EAFE Index Contracts (United States)	18	Jun 2024	2,121,390	(7,122)	(7,122)
ICE MSCI Emerging Markets Index Contracts (United States)	222	Jun 2024	11,643,900	756	756

TOTAL SOLD					(81,385)

TOTAL FUTURES CONTRACTS					582,403
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,044,315.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,020,607	38,827,218	38,897,565	132,472	-	-	1,950,260	0.0%
Total	2,020,607	38,827,218	38,897,565	132,472	-	-	1,950,260

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	1,002,070	1,748	-	(2)	4,234	1,004,554
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,335,709	351,909	595,675	49,363	(165,817)	85,642	1,011,768
Fidelity Series Blue Chip Growth Fund	163,176,275	50,466,880	47,015,635	1,121,039	(1,259,821)	85,117,307	250,485,006
Fidelity Series Canada Fund	42,424,924	14,930,925	5,149,235	1,722,554	196,873	5,626,215	58,029,702
Fidelity Series Commodity Strategy Fund	10,240,051	5,222,866	1,210,222	515,660	(355,462)	(138,734)	13,758,499
Fidelity Series Corporate Bond Fund	47,064	207,656	264,044	4,787	10,078	(754)	-
Fidelity Series Emerging Markets Debt Fund	7,249,390	2,830,186	209,004	544,857	(11,517)	657,022	10,516,077
Fidelity Series Emerging Markets Debt Local Currency Fund	2,472,899	996,741	68,205	211,856	1,015	(58,639)	3,343,811
Fidelity Series Emerging Markets Fund	26,413,962	26,982,510	2,493,904	1,202,448	(517,188)	4,099,325	54,484,705
Fidelity Series Emerging Markets Opportunities Fund	173,471,786	42,564,860	12,313,524	5,602,638	(2,978,060)	19,136,606	219,881,668
Fidelity Series Floating Rate High Income Fund	1,391,087	657,950	85,788	159,909	1,139	30,424	1,994,812
Fidelity Series Government Bond Index Fund	133,776	389,127	527,375	7,883	6,016	(1,544)	-
Fidelity Series Government Money Market Fund 5.4%	4,085,043	5,887,994	9,967,888	234,070	-	-	5,149
Fidelity Series High Income Fund	7,311,685	3,309,813	216,951	567,267	2,980	333,364	10,740,891
Fidelity Series International Growth Fund	98,475,209	34,239,070	8,168,868	1,662,141	(372,113)	22,078,103	146,251,401
Fidelity Series International Index Fund	40,834,494	13,206,744	4,747,451	1,370,029	(7,233)	5,826,930	55,113,484
Fidelity Series International Small Cap Fund	30,563,736	7,199,601	8,874,149	972,035	(3,145,250)	5,128,497	30,872,435
Fidelity Series International Value Fund	98,218,139	36,046,831	8,585,831	4,141,086	54,512	21,625,157	147,358,808
Fidelity Series Investment Grade Bond Fund	138,407	398,632	548,299	11,422	11,616	(356)	-
Fidelity Series Investment Grade Securitized Fund	55,739	200,412	261,761	4,743	6,404	(794)	-
Fidelity Series Large Cap Growth Index Fund	103,362,965	35,309,239	21,008,800	1,092,937	507,158	40,423,013	158,593,575
Fidelity Series Large Cap Stock Fund	113,298,016	36,579,614	12,464,429	7,177,582	572,520	30,362,973	168,348,694
Fidelity Series Large Cap Value Index Fund	211,320,352	74,692,583	22,726,526	10,761,363	(263,707)	37,976,674	300,999,376
Fidelity Series Long-Term Treasury Bond Index Fund	84,389,134	36,033,770	12,661,791	3,128,741	(1,988,723)	(6,194,453)	99,577,937
Fidelity Series Overseas Fund	98,380,116	34,602,428	7,244,429	2,116,229	219,031	20,634,212	146,591,358
Fidelity Series Real Estate Income Fund	2,474,669	635,342	1,159,351	138,487	(85,229)	129,643	1,995,074
Fidelity Series Short-Term Credit Fund	349,738	21,128	-	11,284	-	7,573	378,439
Fidelity Series Small Cap Core Fund	325,088	2,939,730	440,995	10,053	2,839	216,971	3,043,633
Fidelity Series Small Cap Opportunities Fund	51,846,119	16,604,453	9,278,792	654,397	(574,881)	15,679,315	74,276,214
Fidelity Series Treasury Bill Index Fund	10,496,947	11,108,846	21,555,288	654,599	(29,459)	2,409	23,455
Fidelity Series Value Discovery Fund	77,481,228	32,938,016	9,024,461	4,976,414	(406,556)	9,728,915	110,717,142
	1,461,763,747	528,557,926	228,870,419	50,827,873	(10,568,837)	318,515,250	2,069,397,667

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,044,315	-	3,044,315	-

Domestic Equity Funds	1,080,222,139	1,080,222,139	-	-

International Equity Funds	858,583,561	858,583,561	-	-

Bond Funds	130,184,924	130,184,924	-	-

Short-Term Funds	2,357,303	2,357,303	-	-
Total Investments in Securities:	2,074,392,242	2,071,347,927	3,044,315	-
Derivative Instruments: Assets
Futures Contracts	664,544	664,544	-	-
Total Assets	664,544	664,544	-	-
Liabilities
Futures Contracts	(82,141)	(82,141)	-	-
Total Liabilities	(82,141)	(82,141)	-	-
Total Derivative Instruments:	582,403	582,403	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	756	(82,141)
Total Equity Risk	756	(82,141)
Interest Rate Risk
Futures Contracts (a)	663,788	0
Total Interest Rate Risk	663,788	0
Total Value of Derivatives	664,544	(82,141)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2045 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,044,390)	$3,044,315
Fidelity Central Funds (cost $1,950,260)	1,950,260
Other affiliated issuers (cost $1,773,521,247)	2,069,397,667

Total Investment in Securities (cost $1,778,515,897)		$2,074,392,242
Receivable for investments sold		9,368,907
Receivable for fund shares sold		1,944,411
Distributions receivable from Fidelity Central Funds		8,865
Total assets		2,085,714,425
Liabilities
Payable for investments purchased	$9,027,828
Payable for fund shares redeemed	1,718,504
Accrued management fee	497,212
Distribution and service plan fees payable	7,297
Payable for daily variation margin on futures contracts	109,513
Total liabilities		11,360,354
Net Assets		$2,074,354,071
Net Assets consist of:
Paid in capital		$1,811,323,416
Total accumulated earnings (loss)		263,030,655
Net Assets		$2,074,354,071

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($15,911,102 ÷ 1,318,952 shares)(a)		$12.06
Maximum offering price per share (100/94.25 of $12.06)		$12.80
Class M :
Net Asset Value and redemption price per share ($3,136,219 ÷ 260,635 shares)(a)		$12.03
Maximum offering price per share (100/96.50 of $12.03)		$12.47
Class C :
Net Asset Value and offering price per share ($3,416,607 ÷ 287,760 shares)(a)		$11.87
Fidelity Freedom Blend 2045 Fund :
Net Asset Value, offering price and redemption price per share ($140,492,092 ÷ 11,581,027 shares)		$12.13
Class K :
Net Asset Value, offering price and redemption price per share ($25,058,253 ÷ 2,058,170 shares)		$12.18
Class K6 :
Net Asset Value, offering price and redemption price per share ($832,662,082 ÷ 68,046,172 shares)		$12.24
Class I :
Net Asset Value, offering price and redemption price per share ($36,557,220 ÷ 3,014,401 shares)		$12.13
Class Z :
Net Asset Value, offering price and redemption price per share ($5,573,617 ÷ 457,384 shares)		$12.19
Class Z6 :
Net Asset Value, offering price and redemption price per share ($149,966,241 ÷ 12,302,352 shares)		$12.19
Premier Class :
Net Asset Value, offering price and redemption price per share ($861,580,638 ÷ 70,564,611 shares)		$12.21
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$37,449,227
Interest		141,963
Income from Fidelity Central Funds		132,472
Total income		37,723,662
Expenses
Management fee	$5,001,441
Distribution and service plan fees	70,021
Independent trustees' fees and expenses	5,260
Miscellaneous	14,203
Total expenses before reductions	5,090,925
Expense reductions	(119)
Total expenses after reductions		5,090,806
Net Investment income (loss)		32,632,856
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(10,568,837)
Futures contracts	(6,133,961)
Capital gain distributions from underlying funds:
Affiliated issuers	13,378,646
Total net realized gain (loss)		(3,324,152)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(653)
Affiliated issuers	318,515,250
Futures contracts	981,343
Total change in net unrealized appreciation (depreciation)		319,495,940
Net gain (loss)		316,171,788
Net increase (decrease) in net assets resulting from operations		$348,804,644
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,632,856	$31,443,738
Net realized gain (loss)	(3,324,152)	(12,685,863)
Change in net unrealized appreciation (depreciation)	319,495,940	(90,603,996)
Net increase (decrease) in net assets resulting from operations	348,804,644	(71,846,121)
Distributions to shareholders	(36,726,946)	(72,255,571)

Share transactions - net increase (decrease)	296,321,015	349,496,875
Total increase (decrease) in net assets	608,398,713	205,395,183

Net Assets
Beginning of period	1,465,955,358	1,260,560,175
End of period	$2,074,354,071	$1,465,955,358

Financial Highlights
Fidelity Advisor Freedom® Blend 2045 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$11.64	$12.26	$8.29	$9.55
Income from Investment Operations
Net investment income (loss) A,B	.16	.20	.17	.10	.15
Net realized and unrealized gain (loss)	1.92	(1.07)	.26	4.42	(1.07)
Total from investment operations	2.08	(.87)	.43	4.52	(.92)
Distributions from net investment income	(.17)	(.22)	(.28)	(.12)	(.17)
Distributions from net realized gain	(.03)	(.37)	(.77)	(.43)	(.17)
Total distributions	(.20)	(.59)	(1.05)	(.55)	(.34)
Net asset value, end of period	$12.06	$10.18	$11.64	$12.26	$8.29
Total Return C,D	20.59%	(7.27)%	3.02%	55.30%	(10.38)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74%	.74%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.74%	.74%	.79%	.79%	.79%
Expenses net of all reductions	.74%	.74%	.79%	.79%	.79%
Net investment income (loss)	1.47%	2.05%	1.38%	.89%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$15,911	$7,582	$3,782	$1,963	$835
Portfolio turnover rate G	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.15	$11.61	$12.23	$8.27	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.13	.18	.14	.07	.12
Net realized and unrealized gain (loss)	1.92	(1.08)	.26	4.42	(1.08)
Total from investment operations	2.05	(.90)	.40	4.49	(.96)
Distributions from net investment income	(.14)	(.19)	(.25)	(.10)	(.14)
Distributions from net realized gain	(.03)	(.37)	(.77)	(.43)	(.17)
Total distributions	(.17)	(.56)	(1.02)	(.53)	(.31)
Net asset value, end of period	$12.03	$10.15	$11.61	$12.23	$8.27
Total Return C,D	20.35%	(7.55)%	2.78%	55.04%	(10.71)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.99%	.99%	1.04%	1.04%	1.05% G
Expenses net of fee waivers, if any	.99%	.99%	1.04%	1.04%	1.05% G
Expenses net of all reductions	.99%	.99%	1.04%	1.04%	1.05% G
Net investment income (loss)	1.22%	1.80%	1.13%	.64%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$3,136	$2,301	$2,547	$1,787	$1,120
Portfolio turnover rate H	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$11.50	$12.16	$8.26	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.08	.13	.08	.02	.07
Net realized and unrealized gain (loss)	1.89	(1.07)	.25	4.40	(1.08)
Total from investment operations	1.97	(.94)	.33	4.42	(1.01)
Distributions from net investment income	(.10)	(.16)	(.22)	(.09)	(.10)
Distributions from net realized gain	(.03)	(.37)	(.77)	(.42)	(.17)
Total distributions	(.13)	(.53)	(.99)	(.52) C	(.27)
Net asset value, end of period	$11.87	$10.03	$11.50	$12.16	$8.26
Total Return D,E	19.78%	(8.03)%	2.21%	54.21%	(11.14)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.49%	1.49%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.49%	1.49%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.49%	1.49%	1.54%	1.54%	1.54%
Net investment income (loss)	.72%	1.30%	.63%	.14%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$3,417	$2,728	$2,380	$1,151	$261
Portfolio turnover rate H	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$11.67	$12.29	$8.30	$9.56
Income from Investment Operations
Net investment income (loss) A,B	.19	.23	.20	.12	.16
Net realized and unrealized gain (loss)	1.93	(1.08)	.26	4.44	(1.07)
Total from investment operations	2.12	(.85)	.46	4.56	(.91)
Distributions from net investment income	(.18)	(.23)	(.31)	(.14)	(.18)
Distributions from net realized gain	(.03)	(.37)	(.77)	(.44)	(.17)
Total distributions	(.21)	(.60)	(1.08)	(.57) C	(.35)
Net asset value, end of period	$12.13	$10.22	$11.67	$12.29	$8.30
Total Return D	20.94%	(7.08)%	3.27%	55.82%	(10.29)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.49%	.54%	.54%	.56% G
Expenses net of fee waivers, if any	.49%	.49%	.54%	.54%	.56% G
Expenses net of all reductions	.49%	.49%	.54%	.54%	.56% G
Net investment income (loss)	1.72%	2.30%	1.63%	1.14%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$140,492	$78,179	$63,196	$23,283	$10,682
Portfolio turnover rate H	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.25	$11.69	$12.30	$8.30	$9.56
Income from Investment Operations
Net investment income (loss) A,B	.20	.24	.22	.13	.18
Net realized and unrealized gain (loss)	1.94	(1.08)	.25	4.45	(1.07)
Total from investment operations	2.14	(.84)	.47	4.58	(.89)
Distributions from net investment income	(.19)	(.23)	(.31)	(.15)	(.19)
Distributions from net realized gain	(.03)	(.37)	(.77)	(.43)	(.17)
Total distributions	(.21) C	(.60)	(1.08)	(.58)	(.37) C
Net asset value, end of period	$12.18	$10.25	$11.69	$12.30	$8.30
Total Return D	21.09%	(6.94)%	3.35%	56.03%	(10.14)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.44%	.44%	.44%
Net investment income (loss)	1.82%	2.40%	1.73%	1.24%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$25,058	$19,815	$24,152	$20,125	$13,473
Portfolio turnover rate G	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.30	$11.75	$12.33	$8.32	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.21	.25	.23	.15	.19
Net realized and unrealized gain (loss)	1.96	(1.09)	.26	4.45	(1.08)
Total from investment operations	2.17	(.84)	.49	4.60	(.89)
Distributions from net investment income	(.20)	(.24)	(.29)	(.15)	(.18)
Distributions from net realized gain	(.03)	(.37)	(.78)	(.44)	(.17)
Total distributions	(.23)	(.61)	(1.07)	(.59)	(.36) C
Net asset value, end of period	$12.24	$10.30	$11.75	$12.33	$8.32
Total Return D	21.22%	(6.91)%	3.51%	56.12%	(10.10)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29%	.29%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.29%	.29%	.34%	.34%	.34%
Expenses net of all reductions	.29%	.29%	.34%	.34%	.34%
Net investment income (loss)	1.92%	2.50%	1.83%	1.34%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$832,662	$540,024	$445,959	$828,827	$435,714
Portfolio turnover rate G	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$11.67	$12.28	$8.30	$9.56
Income from Investment Operations
Net investment income (loss) A,B	.19	.23	.21	.12	.17
Net realized and unrealized gain (loss)	1.94	(1.08)	.25	4.44	(1.07)
Total from investment operations	2.13	(.85)	.46	4.56	(.90)
Distributions from net investment income	(.18)	(.24)	(.30)	(.14)	(.19)
Distributions from net realized gain	(.03)	(.37)	(.77)	(.44)	(.17)
Total distributions	(.21)	(.61)	(1.07)	(.58)	(.36)
Net asset value, end of period	$12.13	$10.21	$11.67	$12.28	$8.30
Total Return C	20.99%	(7.09)%	3.28%	55.74%	(10.18)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.49%	.49%	.54%	.54%	.55% F
Expenses net of fee waivers, if any	.49%	.49%	.54%	.54%	.55% F
Expenses net of all reductions	.49%	.49%	.54%	.54%	.55% F
Net investment income (loss)	1.72%	2.30%	1.63%	1.14%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$36,557	$32,946	$17,038	$10,354	$3,395
Portfolio turnover rate G	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$11.71	$12.33	$8.32	$9.56
Income from Investment Operations
Net investment income (loss) A,B	.20	.24	.22	.13	.18
Net realized and unrealized gain (loss)	1.95	(1.09)	.25	4.46	(1.08)
Total from investment operations	2.15	(.85)	.47	4.59	(.90)
Distributions from net investment income	(.19)	(.23)	(.31)	(.14)	(.17)
Distributions from net realized gain	(.03)	(.37)	(.79)	(.43)	(.17)
Total distributions	(.22)	(.60)	(1.09) C	(.58) C	(.34)
Net asset value, end of period	$12.19	$10.26	$11.71	$12.33	$8.32
Total Return D	21.14%	(7.00)%	3.37%	55.96%	(10.10)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.44%	.44%	.44%
Net investment income (loss)	1.82%	2.40%	1.73%	1.24%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$5,574	$2,715	$2,779	$329	$92
Portfolio turnover rate G	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$11.71	$12.32	$8.32	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.21	.25	.23	.15	.18
Net realized and unrealized gain (loss)	1.95	(1.09)	.26	4.45	(1.07)
Total from investment operations	2.16	(.84)	.49	4.60	(.89)
Distributions from net investment income	(.20)	(.24)	(.32)	(.16)	(.19)
Distributions from net realized gain	(.03)	(.37)	(.78)	(.44)	(.17)
Total distributions	(.23)	(.61)	(1.10)	(.60)	(.36)
Net asset value, end of period	$12.19	$10.26	$11.71	$12.32	$8.32
Total Return C	21.19%	(6.92)%	3.50%	56.16%	(10.10)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.29%	.29%	.34%	.34%	.35% F
Expenses net of fee waivers, if any	.29%	.29%	.34%	.34%	.35% F
Expenses net of all reductions	.29%	.29%	.34%	.34%	.35% F
Net investment income (loss)	1.92%	2.50%	1.83%	1.34%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$149,966	$135,002	$72,838	$4,223	$1,108
Portfolio turnover rate G	13%	16%	21%	23%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund Premier Class

Years ended March 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$11.72	$12.60
Income from Investment Operations
Net investment income (loss) B,C	.21	.26	.48
Net realized and unrealized gain (loss)	1.96	(1.10)	(.25)
Total from investment operations	2.17	(.84)	.23
Distributions from net investment income	(.20)	(.24)	(.33)
Distributions from net realized gain	(.03)	(.37)	(.78)
Total distributions	(.23)	(.61)	(1.11)
Net asset value, end of period	$12.21	$10.27	$11.72
Total Return D,E	21.30%	(6.90)%	1.32%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25%	.25%	.29% H
Expenses net of fee waivers, if any	.25%	.25%	.29% H
Expenses net of all reductions	.25%	.25%	.29% H
Net investment income (loss)	1.96%	2.54%	3.87% H
Supplemental Data
Net assets, end of period (000 omitted)	$861,581	$644,664	$625,889
Portfolio turnover rate I	13%	16%	21%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.1
Fidelity Series Overseas Fund	7.1
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
84.2

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 5.2%

Fidelity Freedom® Blend 2050 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/20/24 (b) (Cost $2,706,120)	2,720,000	2,706,049

Domestic Equity Funds - 52.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	12,351,582	223,193,092
Fidelity Series Commodity Strategy Fund (c)	129,609	12,259,675
Fidelity Series Large Cap Growth Index Fund (c)	6,622,273	141,319,315
Fidelity Series Large Cap Stock Fund (c)	6,849,194	149,997,355
Fidelity Series Large Cap Value Index Fund (c)	16,751,277	268,187,939
Fidelity Series Small Cap Core Fund (c)	229,748	2,711,028
Fidelity Series Small Cap Opportunities Fund (c)	4,328,331	66,180,174
Fidelity Series Value Discovery Fund (c)	6,232,548	98,661,231
TOTAL DOMESTIC EQUITY FUNDS (Cost $760,843,955)		962,509,809

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,375,568	51,713,696
Fidelity Series Emerging Markets Fund (c)	5,543,855	48,564,170
Fidelity Series Emerging Markets Opportunities Fund (c)	10,982,568	195,929,014
Fidelity Series International Growth Fund (c)	6,998,815	130,317,936
Fidelity Series International Index Fund (c)	3,944,959	49,114,740
Fidelity Series International Small Cap Fund (c)	1,570,932	27,507,027
Fidelity Series International Value Fund (c)	10,428,577	131,295,786
Fidelity Series Overseas Fund (c)	9,283,646	130,620,895
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $685,182,554)		765,063,264

Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	93,201	890,067
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	118,616	901,481
Fidelity Series Emerging Markets Debt Fund (c)	1,191,818	9,367,686
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	331,516	2,980,328
Fidelity Series Floating Rate High Income Fund (c)	196,375	1,777,191
Fidelity Series High Income Fund (c)	1,131,127	9,569,338
Fidelity Series Investment Grade Securitized Fund (c)	0	0
Fidelity Series Long-Term Treasury Bond Index Fund (c)	15,758,628	88,721,076
Fidelity Series Real Estate Income Fund (c)	183,630	1,777,542
TOTAL BOND FUNDS (Cost $137,689,709)		115,984,709

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	1,697,423	1,697,763
Fidelity Series Government Money Market Fund 5.4% (c)(e)	4,909	4,909
Fidelity Series Short-Term Credit Fund (c)	23,457	231,051
Fidelity Series Treasury Bill Index Fund (c)	2,137	21,221
TOTAL SHORT-TERM FUNDS (Cost $1,948,722)		1,954,944

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,588,371,060)	1,848,218,775
NET OTHER ASSETS (LIABILITIES) - 0.0%	12,051
NET ASSETS - 100.0%	1,848,230,826

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	616	Jun 2024	68,250,875	317,508	317,508
CBOT 5-Year U.S. Treasury Note Contracts (United States)	345	Jun 2024	36,920,391	96,938	96,938
CBOT Long Term U.S. Treasury Bond Contracts (United States)	100	Jun 2024	12,043,750	174,907	174,907

TOTAL PURCHASED					589,353

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	36	Jun 2024	9,555,300	(65,767)	(65,767)
ICE E-mini MSCI EAFE Index Contracts (United States)	16	Jun 2024	1,885,680	(5,687)	(5,687)
ICE MSCI Emerging Markets Index Contracts (United States)	198	Jun 2024	10,385,100	673	673

TOTAL SOLD					(70,781)

TOTAL FUTURES CONTRACTS					518,572
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,706,049.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,745,373	33,748,200	33,795,810	114,713	-	-	1,697,763	0.0%
Total	1,745,373	33,748,200	33,795,810	114,713	-	-	1,697,763

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	888,660	2,351	-	(2)	3,760	890,067
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,155,773	339,780	524,130	43,189	(146,984)	77,042	901,481
Fidelity Series Blue Chip Growth Fund	141,145,280	47,932,863	39,541,303	975,260	(811,963)	74,468,215	223,193,092
Fidelity Series Canada Fund	36,696,965	13,996,483	4,114,601	1,502,173	174,329	4,960,520	51,713,696
Fidelity Series Commodity Strategy Fund	8,858,443	4,859,737	1,034,269	448,764	(361,938)	(62,298)	12,259,675
Fidelity Series Corporate Bond Fund	40,746	187,048	235,915	4,201	8,769	(648)	-
Fidelity Series Emerging Markets Debt Fund	6,272,365	2,699,302	173,666	476,742	(10,166)	579,851	9,367,686
Fidelity Series Emerging Markets Debt Local Currency Fund	2,139,604	948,942	56,328	186,222	803	(52,693)	2,980,328
Fidelity Series Emerging Markets Fund	23,146,075	24,413,844	2,297,538	1,048,562	(510,893)	3,812,682	48,564,170
Fidelity Series Emerging Markets Opportunities Fund	149,752,573	41,046,421	9,071,419	4,885,740	(1,702,112)	15,903,551	195,929,014
Fidelity Series Floating Rate High Income Fund	1,203,139	619,631	73,136	139,940	1,018	26,539	1,777,191
Fidelity Series Government Bond Index Fund	115,748	347,856	467,522	6,894	5,254	(1,336)	-
Fidelity Series Government Money Market Fund 5.4%	3,580,873	5,372,114	8,948,078	216,309	-	-	4,909
Fidelity Series High Income Fund	6,325,159	3,127,644	179,998	496,402	2,249	294,284	9,569,338
Fidelity Series International Growth Fund	85,180,524	32,256,962	6,297,422	1,449,495	(386,677)	19,564,549	130,317,936
Fidelity Series International Index Fund	35,321,566	12,624,432	3,977,490	1,194,746	9,452	5,136,780	49,114,740
Fidelity Series International Small Cap Fund	26,437,382	6,862,806	7,562,685	847,740	(2,655,116)	4,424,640	27,507,027
Fidelity Series International Value Fund	84,958,144	34,292,508	7,089,327	3,611,686	(2,233)	19,136,694	131,295,786
Fidelity Series Investment Grade Bond Fund	119,756	358,032	487,656	9,991	10,182	(314)	-
Fidelity Series Investment Grade Securitized Fund	48,241	180,935	234,051	4,163	5,568	(693)	-
Fidelity Series Large Cap Growth Index Fund	89,407,526	33,357,497	17,379,485	952,902	510,144	35,423,633	141,319,315
Fidelity Series Large Cap Stock Fund	98,001,499	34,675,989	9,984,755	6,247,628	404,831	26,899,791	149,997,355
Fidelity Series Large Cap Value Index Fund	182,790,078	70,898,383	18,873,928	9,395,026	(171,320)	33,544,726	268,187,939
Fidelity Series Long-Term Treasury Bond Index Fund	72,995,264	33,419,037	10,574,579	2,737,223	(1,459,859)	(5,658,787)	88,721,076
Fidelity Series Overseas Fund	85,098,035	32,522,700	5,429,478	1,845,477	18,648	18,410,990	130,620,895
Fidelity Series Real Estate Income Fund	2,140,082	603,180	1,005,392	120,759	(52,761)	92,433	1,777,542
Fidelity Series Short-Term Credit Fund	208,230	18,207	-	6,886	-	4,614	231,051
Fidelity Series Small Cap Core Fund	281,144	2,634,054	398,604	8,774	2,257	192,177	2,711,028
Fidelity Series Small Cap Opportunities Fund	44,846,201	15,687,284	7,678,317	569,579	(591,932)	13,916,938	66,180,174
Fidelity Series Treasury Bill Index Fund	9,126,186	9,145,316	18,226,457	565,004	(25,998)	2,174	21,221
Fidelity Series Value Discovery Fund	67,020,494	31,132,192	7,748,004	4,352,314	(281,554)	8,538,103	98,661,231
	1,264,413,095	497,449,839	189,667,884	44,349,791	(8,018,004)	279,637,917	1,843,814,963

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,706,049	-	2,706,049	-

Domestic Equity Funds	962,509,809	962,509,809	-	-

International Equity Funds	765,063,264	765,063,264	-	-

Bond Funds	115,984,709	115,984,709	-	-

Short-Term Funds	1,954,944	1,954,944	-	-
Total Investments in Securities:	1,848,218,775	1,845,512,726	2,706,049	-
Derivative Instruments: Assets
Futures Contracts	590,026	590,026	-	-
Total Assets	590,026	590,026	-	-
Liabilities
Futures Contracts	(71,454)	(71,454)	-	-
Total Liabilities	(71,454)	(71,454)	-	-
Total Derivative Instruments:	518,572	518,572	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	673	(71,454)
Total Equity Risk	673	(71,454)
Interest Rate Risk
Futures Contracts (a)	589,353	0
Total Interest Rate Risk	589,353	0
Total Value of Derivatives	590,026	(71,454)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2050 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,706,120)	$2,706,049
Fidelity Central Funds (cost $1,697,763)	1,697,763
Other affiliated issuers (cost $1,583,967,177)	1,843,814,963

Total Investment in Securities (cost $1,588,371,060)		$1,848,218,775
Receivable for investments sold		8,512,028
Receivable for fund shares sold		1,671,608
Distributions receivable from Fidelity Central Funds		7,663
Total assets		1,858,410,074
Liabilities
Payable for investments purchased	$8,205,862
Payable for fund shares redeemed	1,421,058
Accrued management fee	448,695
Distribution and service plan fees payable	5,953
Payable for daily variation margin on futures contracts	97,680
Total liabilities		10,179,248
Net Assets		$1,848,230,826
Net Assets consist of:
Paid in capital		$1,614,906,388
Total accumulated earnings (loss)		233,324,438
Net Assets		$1,848,230,826

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($13,215,896 ÷ 1,094,995 shares)(a)		$12.07
Maximum offering price per share (100/94.25 of $12.07)		$12.81
Class M :
Net Asset Value and redemption price per share ($1,735,091 ÷ 144,416 shares)(a)		$12.01
Maximum offering price per share (100/96.50 of $12.01)		$12.45
Class C :
Net Asset Value and offering price per share ($3,132,611 ÷ 264,283 shares)(a)		$11.85
Fidelity Freedom Blend 2050 Fund :
Net Asset Value, offering price and redemption price per share ($133,616,514 ÷ 11,026,747 shares)		$12.12
Class K :
Net Asset Value, offering price and redemption price per share ($18,519,433 ÷ 1,522,629 shares)		$12.16
Class K6 :
Net Asset Value, offering price and redemption price per share ($798,740,471 ÷ 65,355,153 shares)		$12.22
Class I :
Net Asset Value, offering price and redemption price per share ($45,782,503 ÷ 3,777,686 shares)		$12.12
Class Z :
Net Asset Value, offering price and redemption price per share ($3,962,423 ÷ 325,254 shares)		$12.18
Class Z6 :
Net Asset Value, offering price and redemption price per share ($123,733,119 ÷ 10,156,507 shares)		$12.18
Premier Class :
Net Asset Value, offering price and redemption price per share ($705,792,765 ÷ 57,882,924 shares)		$12.19
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$32,675,199
Interest		124,066
Income from Fidelity Central Funds		114,713
Total income		32,913,978
Expenses
Management fee	$4,431,737
Distribution and service plan fees	57,160
Independent trustees' fees and expenses	4,583
Miscellaneous	16,066
Total expenses before reductions	4,509,546
Expense reductions	(117)
Total expenses after reductions		4,509,429
Net Investment income (loss)		28,404,549
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(8,018,004)
Futures contracts	(5,422,719)
Capital gain distributions from underlying funds:
Affiliated issuers	11,674,592
Total net realized gain (loss)		(1,766,131)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(585)
Affiliated issuers	279,637,917
Futures contracts	862,758
Total change in net unrealized appreciation (depreciation)		280,500,090
Net gain (loss)		278,733,959
Net increase (decrease) in net assets resulting from operations		$307,138,508
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,404,549	$27,076,358
Net realized gain (loss)	(1,766,131)	(10,457,360)
Change in net unrealized appreciation (depreciation)	280,500,090	(75,507,617)
Net increase (decrease) in net assets resulting from operations	307,138,508	(58,888,619)
Distributions to shareholders	(31,562,455)	(61,533,162)

Share transactions - net increase (decrease)	304,606,039	329,302,258
Total increase (decrease) in net assets	580,182,092	208,880,477

Net Assets
Beginning of period	1,268,048,734	1,059,168,257
End of period	$1,848,230,826	$1,268,048,734

Financial Highlights
Fidelity Advisor Freedom® Blend 2050 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$11.63	$12.24	$8.26	$9.51
Income from Investment Operations
Net investment income (loss) A,B	.16	.20	.18	.10	.15
Net realized and unrealized gain (loss)	1.92	(1.07)	.24	4.42	(1.08)
Total from investment operations	2.08	(.87)	.42	4.52	(.93)
Distributions from net investment income	(.17)	(.22)	(.28)	(.12)	(.16)
Distributions from net realized gain	(.02)	(.36)	(.75)	(.41)	(.16)
Total distributions	(.19)	(.58)	(1.03)	(.54) C	(.32)
Net asset value, end of period	$12.07	$10.18	$11.63	$12.24	$8.26
Total Return D,E	20.61%	(7.26)%	2.97%	55.43%	(10.48)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74%	.74%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.74%	.74%	.79%	.79%	.79%
Expenses net of all reductions	.74%	.74%	.79%	.79%	.79%
Net investment income (loss)	1.46%	2.07%	1.47%	.90%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$13,216	$8,070	$4,292	$2,103	$644
Portfolio turnover rate H	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$11.59	$12.20	$8.24	$9.51
Income from Investment Operations
Net investment income (loss) A,B	.13	.18	.15	.07	.12
Net realized and unrealized gain (loss)	1.91	(1.07)	.25	4.40	(1.08)
Total from investment operations	2.04	(.89)	.40	4.47	(.96)
Distributions from net investment income	(.15)	(.20)	(.25)	(.10)	(.14)
Distributions from net realized gain	(.02)	(.36)	(.75)	(.41)	(.16)
Total distributions	(.17)	(.56)	(1.01) C	(.51)	(.31) C
Net asset value, end of period	$12.01	$10.14	$11.59	$12.20	$8.24
Total Return D,E	20.27%	(7.51)%	2.77%	55.03%	(10.80)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99%	.99%	1.04%	1.04%	1.04%
Expenses net of fee waivers, if any	.99%	.99%	1.04%	1.04%	1.04%
Expenses net of all reductions	.99%	.99%	1.04%	1.04%	1.04%
Net investment income (loss)	1.21%	1.82%	1.22%	.65%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$1,735	$1,167	$965	$686	$298
Portfolio turnover rate H	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.02	$11.49	$12.12	$8.21	$9.50
Income from Investment Operations
Net investment income (loss) A,B	.08	.13	.09	.02	.07
Net realized and unrealized gain (loss)	1.89	(1.07)	.25	4.37	(1.08)
Total from investment operations	1.97	(.94)	.34	4.39	(1.01)
Distributions from net investment income	(.11)	(.16)	(.22)	(.07)	(.12)
Distributions from net realized gain	(.02)	(.36)	(.75)	(.41)	(.16)
Total distributions	(.14) C	(.53) C	(.97)	(.48)	(.28)
Net asset value, end of period	$11.85	$10.02	$11.49	$12.12	$8.21
Total Return D,E	19.72%	(8.06)%	2.35%	54.21%	(11.22)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.49%	1.49%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.49%	1.49%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.49%	1.49%	1.54%	1.54%	1.54%
Net investment income (loss)	.71%	1.32%	.72%	.15%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$3,133	$2,095	$1,540	$978	$449
Portfolio turnover rate H	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$11.65	$12.25	$8.26	$9.51
Income from Investment Operations
Net investment income (loss) A,B	.19	.23	.21	.13	.16
Net realized and unrealized gain (loss)	1.94	(1.09)	.25	4.42	(1.07)
Total from investment operations	2.13	(.86)	.46	4.55	(.91)
Distributions from net investment income	(.19)	(.23)	(.30)	(.14)	(.18)
Distributions from net realized gain	(.02)	(.36)	(.76)	(.42)	(.16)
Total distributions	(.21)	(.59)	(1.06)	(.56)	(.34)
Net asset value, end of period	$12.12	$10.20	$11.65	$12.25	$8.26
Total Return C	21.03%	(7.16)%	3.30%	55.91%	(10.29)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.49%	.49%	.54%	.54%	.56% F
Expenses net of fee waivers, if any	.49%	.49%	.54%	.54%	.56% F
Expenses net of all reductions	.49%	.49%	.54%	.54%	.56% F
Net investment income (loss)	1.71%	2.32%	1.72%	1.15%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$133,617	$78,142	$61,158	$27,448	$9,530
Portfolio turnover rate G	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.23	$11.68	$12.27	$8.27	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.20	.24	.23	.13	.19
Net realized and unrealized gain (loss)	1.94	(1.09)	.25	4.43	(1.09)
Total from investment operations	2.14	(.85)	.48	4.56	(.90)
Distributions from net investment income	(.19)	(.23)	(.31)	(.14)	(.19)
Distributions from net realized gain	(.02)	(.36)	(.76)	(.42)	(.16)
Total distributions	(.21)	(.60) C	(1.07)	(.56)	(.35)
Net asset value, end of period	$12.16	$10.23	$11.68	$12.27	$8.27
Total Return D	21.09%	(7.08)%	3.43%	55.95%	(10.17)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.44%	.44%	.44%
Net investment income (loss)	1.81%	2.42%	1.82%	1.25%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$18,519	$13,390	$15,640	$11,248	$8,346
Portfolio turnover rate G	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$11.72	$12.29	$8.28	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.21	.25	.24	.15	.19
Net realized and unrealized gain (loss)	1.95	(1.08)	.25	4.43	(1.08)
Total from investment operations	2.16	(.83)	.49	4.58	(.89)
Distributions from net investment income	(.20)	(.24)	(.30)	(.15)	(.18)
Distributions from net realized gain	(.02)	(.36)	(.77)	(.42)	(.17)
Total distributions	(.22)	(.61) C	(1.06) C	(.57)	(.35)
Net asset value, end of period	$12.22	$10.28	$11.72	$12.29	$8.28
Total Return D	21.19%	(6.89)%	3.52%	56.13%	(10.13)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29%	.29%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.29%	.29%	.34%	.34%	.34%
Expenses net of all reductions	.29%	.29%	.34%	.34%	.34%
Net investment income (loss)	1.91%	2.52%	1.92%	1.35%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$798,740	$508,454	$417,397	$681,408	$344,082
Portfolio turnover rate G	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$11.65	$12.25	$8.26	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.18	.23	.22	.12	.17
Net realized and unrealized gain (loss)	1.94	(1.08)	.24	4.42	(1.08)
Total from investment operations	2.12	(.85)	.46	4.54	(.91)
Distributions from net investment income	(.18)	(.24)	(.30)	(.14)	(.19)
Distributions from net realized gain	(.02)	(.36)	(.76)	(.42)	(.16)
Total distributions	(.20)	(.60)	(1.06)	(.55) C	(.35)
Net asset value, end of period	$12.12	$10.20	$11.65	$12.25	$8.26
Total Return D	20.96%	(7.06)%	3.27%	55.81%	(10.32)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.49%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.49%	.49%	.54%	.54%	.54%
Expenses net of all reductions	.49%	.49%	.54%	.54%	.54%
Net investment income (loss)	1.71%	2.32%	1.72%	1.15%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$45,783	$38,986	$15,494	$7,177	$3,181
Portfolio turnover rate G	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.25	$11.70	$12.30	$8.28	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.20	.24	.23	.13	.18
Net realized and unrealized gain (loss)	1.95	(1.09)	.25	4.45	(1.09)
Total from investment operations	2.15	(.85)	.48	4.58	(.91)
Distributions from net investment income	(.19)	(.23)	(.31)	(.14)	(.17)
Distributions from net realized gain	(.02)	(.36)	(.77)	(.42)	(.16)
Total distributions	(.22) C	(.60) C	(1.08)	(.56)	(.33)
Net asset value, end of period	$12.18	$10.25	$11.70	$12.30	$8.28
Total Return D	21.10%	(7.07)%	3.40%	56.08%	(10.24)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.44%	.44%	.44%
Net investment income (loss)	1.81%	2.42%	1.81%	1.25%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$3,962	$1,985	$2,142	$138	$89
Portfolio turnover rate G	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.25	$11.69	$12.29	$8.28	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.21	.25	.24	.15	.18
Net realized and unrealized gain (loss)	1.94	(1.08)	.25	4.44	(1.08)
Total from investment operations	2.15	(.83)	.49	4.59	(.90)
Distributions from net investment income	(.20)	(.24)	(.32)	(.15)	(.18)
Distributions from net realized gain	(.02)	(.36)	(.77)	(.42)	(.16)
Total distributions	(.22)	(.61) C	(1.09)	(.58) C	(.34)
Net asset value, end of period	$12.18	$10.25	$11.69	$12.29	$8.28
Total Return D	21.18%	(6.90)%	3.48%	56.23%	(10.15)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29%	.29%	.34%	.34%	.35% G
Expenses net of fee waivers, if any	.29%	.29%	.34%	.34%	.35% G
Expenses net of all reductions	.29%	.29%	.34%	.34%	.35% G
Net investment income (loss)	1.91%	2.52%	1.92%	1.35%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$123,733	$101,498	$56,382	$4,496	$1,968
Portfolio turnover rate H	13%	15%	21%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund Premier Class

Years ended March 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$11.70	$12.56
Income from Investment Operations
Net investment income (loss) B,C	.21	.26	.48
Net realized and unrealized gain (loss)	1.95	(1.09)	(.25)
Total from investment operations	2.16	(.83)	.23
Distributions from net investment income	(.20)	(.24)	(.33)
Distributions from net realized gain	(.02)	(.36)	(.77)
Total distributions	(.23) D	(.61) D	(1.09) D
Net asset value, end of period	$12.19	$10.26	$11.70
Total Return E,F	21.18%	(6.88)%	1.38%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25%	.25%	.29% I
Expenses net of fee waivers, if any	.25%	.25%	.29% I
Expenses net of all reductions	.25%	.25%	.29% I
Net investment income (loss)	1.95%	2.56%	3.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$705,793	$514,263	$484,158
Portfolio turnover rate J	13%	15%	21%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.1
Fidelity Series Overseas Fund	7.1
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
84.3

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 5.2%

Fidelity Freedom® Blend 2055 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/20/24 (b) (Cost $1,770,679)	1,780,000	1,770,639

Domestic Equity Funds - 52.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	8,101,486	146,393,860
Fidelity Series Commodity Strategy Fund (c)	85,042	8,044,130
Fidelity Series Large Cap Growth Index Fund (c)	4,343,504	92,690,379
Fidelity Series Large Cap Stock Fund (c)	4,492,478	98,385,272
Fidelity Series Large Cap Value Index Fund (c)	10,987,413	175,908,487
Fidelity Series Small Cap Core Fund (c)	149,812	1,767,782
Fidelity Series Small Cap Opportunities Fund (c)	2,839,204	43,411,424
Fidelity Series Value Discovery Fund (c)	4,087,901	64,711,475
TOTAL DOMESTIC EQUITY FUNDS (Cost $506,052,654)		631,312,809

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,213,909	33,917,087
Fidelity Series Emerging Markets Fund (c)	3,635,687	31,848,618
Fidelity Series Emerging Markets Opportunities Fund (c)	7,203,583	128,511,916
Fidelity Series International Growth Fund (c)	4,590,473	85,474,615
Fidelity Series International Index Fund (c)	2,587,379	32,212,867
Fidelity Series International Small Cap Fund (c)	1,030,430	18,042,832
Fidelity Series International Value Fund (c)	6,840,195	86,118,053
Fidelity Series Overseas Fund (c)	6,089,106	85,673,720
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $451,028,497)		501,799,708

Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	61,341	585,811
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	77,817	591,411
Fidelity Series Emerging Markets Debt Fund (c)	782,083	6,147,171
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	217,361	1,954,079
Fidelity Series Floating Rate High Income Fund (c)	128,836	1,165,965
Fidelity Series High Income Fund (c)	742,159	6,278,669
Fidelity Series Long-Term Treasury Bond Index Fund (c)	10,336,956	58,197,064
Fidelity Series Real Estate Income Fund (c)	120,473	1,166,180
TOTAL BOND FUNDS (Cost $88,795,405)		76,086,350

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	1,103,446	1,103,667
Fidelity Series Government Money Market Fund 5.4% (c)(e)	3,158	3,158
Fidelity Series Short-Term Credit Fund (c)	18,989	187,041
Fidelity Series Treasury Bill Index Fund (c)	1,390	13,801
TOTAL SHORT-TERM FUNDS (Cost $1,302,681)		1,307,667

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,048,949,916)	1,212,277,173
NET OTHER ASSETS (LIABILITIES) - 0.0%	7,487
NET ASSETS - 100.0%	1,212,284,660

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	404	Jun 2024	44,761,938	205,663	205,663
CBOT 5-Year U.S. Treasury Note Contracts (United States)	226	Jun 2024	24,185,531	63,064	63,064
CBOT Long Term U.S. Treasury Bond Contracts (United States)	66	Jun 2024	7,948,875	114,994	114,994

TOTAL PURCHASED					383,721

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	23	Jun 2024	6,104,775	(40,724)	(40,724)
ICE E-mini MSCI EAFE Index Contracts (United States)	11	Jun 2024	1,296,405	(4,272)	(4,272)
ICE MSCI Emerging Markets Index Contracts (United States)	130	Jun 2024	6,818,500	439	439

TOTAL SOLD					(44,557)

TOTAL FUTURES CONTRACTS					339,164
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,770,639.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,023,885	21,690,427	21,610,645	72,039	-	-	1,103,667	0.0%
Total	1,023,885	21,690,427	21,610,645	72,039	-	-	1,103,667

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	584,170	842	-	(1)	2,484	585,811
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	721,751	262,010	347,919	28,415	(96,697)	52,266	591,411
Fidelity Series Blue Chip Growth Fund	87,851,881	36,351,953	25,146,878	630,265	1,040,563	46,296,341	146,393,860
Fidelity Series Canada Fund	22,841,164	10,429,233	2,670,319	980,565	128,257	3,188,752	33,917,087
Fidelity Series Commodity Strategy Fund	5,521,530	3,468,709	671,815	288,940	(190,398)	(83,896)	8,044,130
Fidelity Series Corporate Bond Fund	27,060	122,086	154,162	2,835	5,439	(423)	-
Fidelity Series Emerging Markets Debt Fund	3,906,938	1,991,582	124,148	306,164	(8,869)	381,668	6,147,171
Fidelity Series Emerging Markets Debt Local Currency Fund	1,332,432	696,468	40,422	120,881	(144)	(34,255)	1,954,079
Fidelity Series Emerging Markets Fund	14,909,636	16,202,208	1,464,671	684,609	(371,183)	2,572,628	31,848,618
Fidelity Series Emerging Markets Opportunities Fund	92,717,330	32,785,607	6,088,085	3,189,504	(1,261,307)	10,358,371	128,511,916
Fidelity Series Floating Rate High Income Fund	749,888	449,886	51,434	90,022	713	16,912	1,165,965
Fidelity Series Government Bond Index Fund	74,035	227,801	304,254	4,511	3,247	(829)	-
Fidelity Series Government Money Market Fund 5.4%	2,213,510	3,657,110	5,867,462	137,703	-	-	3,158
Fidelity Series High Income Fund	3,944,131	2,269,018	128,786	318,960	267	194,039	6,278,669
Fidelity Series International Growth Fund	53,019,207	24,153,875	4,136,565	946,086	(306,080)	12,744,178	85,474,615
Fidelity Series International Index Fund	21,985,380	9,468,577	2,571,483	779,854	(21,834)	3,352,227	32,212,867
Fidelity Series International Small Cap Fund	16,455,494	5,323,576	4,895,317	553,157	(1,725,747)	2,884,826	18,042,832
Fidelity Series International Value Fund	52,881,024	25,597,138	4,721,501	2,357,369	68,173	12,293,219	86,118,053
Fidelity Series Investment Grade Bond Fund	76,501	234,632	317,420	6,536	6,470	(183)	-
Fidelity Series Investment Grade Securitized Fund	31,697	118,295	152,848	2,794	3,260	(404)	-
Fidelity Series Large Cap Growth Index Fund	55,649,158	24,971,181	11,019,129	617,271	349,693	22,739,476	92,690,379
Fidelity Series Large Cap Stock Fund	61,001,522	26,207,290	6,448,318	4,040,833	318,068	17,306,710	98,385,272
Fidelity Series Large Cap Value Index Fund	113,776,528	52,924,135	12,422,172	6,131,764	(194,118)	21,824,114	175,908,487
Fidelity Series Long-Term Treasury Bond Index Fund	45,433,607	24,158,514	6,971,729	1,757,299	(952,815)	(3,470,513)	58,197,064
Fidelity Series Overseas Fund	52,967,936	24,196,979	3,434,623	1,204,591	(57,307)	12,000,735	85,673,720
Fidelity Series Real Estate Income Fund	1,340,950	461,887	662,679	77,749	(23,041)	49,063	1,166,180
Fidelity Series Short-Term Credit Fund	169,187	14,119	-	5,575	-	3,735	187,041
Fidelity Series Small Cap Core Fund	173,493	1,719,844	251,847	5,678	1,295	124,997	1,767,782
Fidelity Series Small Cap Opportunities Fund	27,916,041	11,848,004	5,012,684	368,762	(385,489)	9,045,552	43,411,424
Fidelity Series Treasury Bill Index Fund	5,665,082	6,264,584	11,900,763	361,176	(16,366)	1,264	13,801
Fidelity Series Value Discovery Fund	41,718,257	22,637,442	4,979,768	2,840,447	(140,860)	5,476,404	64,711,475
	787,072,350	369,797,913	122,960,043	28,840,315	(3,826,811)	179,319,458	1,209,402,867

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,770,639	-	1,770,639	-

Domestic Equity Funds	631,312,809	631,312,809	-	-

International Equity Funds	501,799,708	501,799,708	-	-

Bond Funds	76,086,350	76,086,350	-	-

Short-Term Funds	1,307,667	1,307,667	-	-
Total Investments in Securities:	1,212,277,173	1,210,506,534	1,770,639	-
Derivative Instruments: Assets
Futures Contracts	384,160	384,160	-	-
Total Assets	384,160	384,160	-	-
Liabilities
Futures Contracts	(44,996)	(44,996)	-	-
Total Liabilities	(44,996)	(44,996)	-	-
Total Derivative Instruments:	339,164	339,164	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	439	(44,996)
Total Equity Risk	439	(44,996)
Interest Rate Risk
Futures Contracts (a)	383,721	0
Total Interest Rate Risk	383,721	0
Total Value of Derivatives	384,160	(44,996)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2055 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,770,679)	$1,770,639
Fidelity Central Funds (cost $1,103,667)	1,103,667
Other affiliated issuers (cost $1,046,075,570)	1,209,402,867

Total Investment in Securities (cost $1,048,949,916)		$1,212,277,173
Receivable for investments sold		5,737,168
Receivable for fund shares sold		832,117
Distributions receivable from Fidelity Central Funds		4,984
Total assets		1,218,851,442
Liabilities
Payable for investments purchased	$5,023,688
Payable for fund shares redeemed	1,177,172
Accrued management fee	297,681
Distribution and service plan fees payable	4,790
Payable for daily variation margin on futures contracts	63,355
Other payables and accrued expenses	96
Total liabilities		6,566,782
Net Assets		$1,212,284,660
Net Assets consist of:
Paid in capital		$1,064,480,900
Total accumulated earnings (loss)		147,803,760
Net Assets		$1,212,284,660

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($12,327,547 ÷ 1,016,368 shares)(a)		$12.13
Maximum offering price per share (100/94.25 of $12.13)		$12.87
Class M :
Net Asset Value and redemption price per share ($1,828,168 ÷ 151,268 shares)(a)		$12.09
Maximum offering price per share (100/96.50 of $12.09)		$12.53
Class C :
Net Asset Value and offering price per share ($1,854,150 ÷ 155,754 shares)(a)		$11.90
Fidelity Freedom Blend 2055 Fund :
Net Asset Value, offering price and redemption price per share ($89,294,182 ÷ 7,309,516 shares)		$12.22
Class K :
Net Asset Value, offering price and redemption price per share ($11,486,483 ÷ 937,577 shares)		$12.25
Class K6 :
Net Asset Value, offering price and redemption price per share ($584,683,396 ÷ 47,542,796 shares)		$12.30
Class I :
Net Asset Value, offering price and redemption price per share ($37,001,650 ÷ 3,030,665 shares)		$12.21
Class Z :
Net Asset Value, offering price and redemption price per share ($2,851,734 ÷ 232,386 shares)		$12.27
Class Z6 :
Net Asset Value, offering price and redemption price per share ($87,807,159 ÷ 7,161,141 shares)		$12.26
Premier Class :
Net Asset Value, offering price and redemption price per share ($383,150,191 ÷ 31,212,269 shares)		$12.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$21,242,320
Interest		79,747
Income from Fidelity Central Funds		72,039
Total income		21,394,106
Expenses
Management fee	$2,892,271
Distribution and service plan fees	42,456
Independent trustees' fees and expenses	2,924
Miscellaneous	15,218
Total expenses before reductions	2,952,869
Expense reductions	(142)
Total expenses after reductions		2,952,727
Net Investment income (loss)		18,441,379
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(3,826,811)
Futures contracts	(3,437,873)
Capital gain distributions from underlying funds:
Affiliated issuers	7,597,995
Total net realized gain (loss)		333,311
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(376)
Affiliated issuers	179,319,458
Futures contracts	554,281
Total change in net unrealized appreciation (depreciation)		179,873,363
Net gain (loss)		180,206,674
Net increase (decrease) in net assets resulting from operations		$198,648,053
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,441,379	$16,308,283
Net realized gain (loss)	333,311	(5,914,957)
Change in net unrealized appreciation (depreciation)	179,873,363	(42,515,545)
Net increase (decrease) in net assets resulting from operations	198,648,053	(32,122,219)
Distributions to shareholders	(21,237,590)	(36,094,191)

Share transactions - net increase (decrease)	245,607,666	240,891,670
Total increase (decrease) in net assets	423,018,129	172,675,260

Net Assets
Beginning of period	789,266,531	616,591,271
End of period	$1,212,284,660	$789,266,531

Financial Highlights
Fidelity Advisor Freedom® Blend 2055 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.24	$11.70	$12.28	$8.27	$9.51
Income from Investment Operations
Net investment income (loss) A,B	.16	.21	.21	.10	.16
Net realized and unrealized gain (loss)	1.94	(1.09)	.23	4.43	(1.10)
Total from investment operations	2.10	(.88)	.44	4.53	(.94)
Distributions from net investment income	(.17)	(.22)	(.28)	(.13)	(.15)
Distributions from net realized gain	(.04)	(.36)	(.74)	(.39)	(.14)
Total distributions	(.21)	(.58)	(1.02)	(.52)	(.30) C
Net asset value, end of period	$12.13	$10.24	$11.70	$12.28	$8.27
Total Return D,E	20.66%	(7.33)%	3.10%	55.44%	(10.55)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74%	.74%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.74%	.74%	.79%	.79%	.79%
Expenses net of all reductions	.74%	.74%	.79%	.79%	.79%
Net investment income (loss)	1.49%	2.09%	1.66%	.92%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$12,328	$5,788	$2,479	$1,296	$393
Portfolio turnover rate H	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$11.66	$12.26	$8.27	$9.51
Income from Investment Operations
Net investment income (loss) A,B	.13	.18	.18	.07	.13
Net realized and unrealized gain (loss)	1.93	(1.08)	.21	4.42	(1.09)
Total from investment operations	2.06	(.90)	.39	4.49	(.96)
Distributions from net investment income	(.15)	(.20)	(.25)	(.11)	(.13)
Distributions from net realized gain	(.04)	(.36)	(.74)	(.39)	(.14)
Total distributions	(.18) C	(.55) C	(.99)	(.50)	(.28) C
Net asset value, end of period	$12.09	$10.21	$11.66	$12.26	$8.27
Total Return D,E	20.35%	(7.50)%	2.73%	54.95%	(10.73)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99%	.99%	1.04%	1.04%	1.04%
Expenses net of fee waivers, if any	.99%	.99%	1.04%	1.04%	1.04%
Expenses net of all reductions	.99%	.99%	1.04%	1.04%	1.04%
Net investment income (loss)	1.24%	1.84%	1.40%	.67%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$1,828	$1,213	$822	$671	$249
Portfolio turnover rate H	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$11.57	$12.19	$8.24	$9.49
Income from Investment Operations
Net investment income (loss) A,B	.08	.13	.11	.02	.08
Net realized and unrealized gain (loss)	1.90	(1.08)	.23	4.40	(1.08)
Total from investment operations	1.98	(.95)	.34	4.42	(1.00)
Distributions from net investment income	(.12)	(.18)	(.22)	(.08)	(.10)
Distributions from net realized gain	(.04)	(.36)	(.74)	(.39)	(.14)
Total distributions	(.16)	(.54)	(.96)	(.47)	(.25) C
Net asset value, end of period	$11.90	$10.08	$11.57	$12.19	$8.24
Total Return D,E	19.72%	(8.06)%	2.31%	54.23%	(11.12)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.49%	1.49%	1.54%	1.55% H	1.54%
Expenses net of fee waivers, if any	1.49%	1.49%	1.54%	1.55% H	1.54%
Expenses net of all reductions	1.49%	1.49%	1.54%	1.55% H	1.54%
Net investment income (loss)	.74%	1.34%	.90%	.16%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,854	$1,162	$631	$391	$153
Portfolio turnover rate I	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.30	$11.74	$12.32	$8.29	$9.51
Income from Investment Operations
Net investment income (loss) A,B	.19	.23	.24	.13	.17
Net realized and unrealized gain (loss)	1.95	(1.08)	.23	4.43	(1.08)
Total from investment operations	2.14	(.85)	.47	4.56	(.91)
Distributions from net investment income	(.18)	(.23)	(.31)	(.14)	(.17)
Distributions from net realized gain	(.04)	(.36)	(.75)	(.39)	(.14)
Total distributions	(.22)	(.59)	(1.05) C	(.53)	(.31)
Net asset value, end of period	$12.22	$10.30	$11.74	$12.32	$8.29
Total Return D	20.94%	(7.06)%	3.36%	55.75%	(10.22)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.49%	.54%	.54%	.56% G
Expenses net of fee waivers, if any	.49%	.49%	.54%	.54%	.56% G
Expenses net of all reductions	.49%	.49%	.54%	.54%	.56% G
Net investment income (loss)	1.74%	2.34%	1.90%	1.17%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$89,294	$51,504	$38,090	$13,739	$5,211
Portfolio turnover rate H	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$11.76	$12.33	$8.29	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.20	.25	.25	.14	.19
Net realized and unrealized gain (loss)	1.95	(1.10)	.23	4.44	(1.09)
Total from investment operations	2.15	(.85)	.48	4.58	(.90)
Distributions from net investment income	(.19)	(.23)	(.30)	(.15)	(.19)
Distributions from net realized gain	(.04)	(.36)	(.75)	(.39)	(.14)
Total distributions	(.22) C	(.59)	(1.05)	(.54)	(.33)
Net asset value, end of period	$12.25	$10.32	$11.76	$12.33	$8.29
Total Return D	21.03%	(7.00)%	3.43%	55.92%	(10.17)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.44%	.44%	.44%
Net investment income (loss)	1.84%	2.44%	2.00%	1.27%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$11,486	$7,512	$8,995	$7,108	$4,757
Portfolio turnover rate G	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$11.80	$12.35	$8.30	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.21	.26	.27	.15	.20
Net realized and unrealized gain (loss)	1.96	(1.10)	.23	4.44	(1.10)
Total from investment operations	2.17	(.84)	.50	4.59	(.90)
Distributions from net investment income	(.20)	(.24)	(.30)	(.15)	(.18)
Distributions from net realized gain	(.04)	(.36)	(.75)	(.40)	(.15)
Total distributions	(.23) C	(.60)	(1.05)	(.54) C	(.32) C
Net asset value, end of period	$12.30	$10.36	$11.80	$12.35	$8.30
Total Return D	21.17%	(6.90)%	3.60%	56.09%	(10.11)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29%	.29%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.29%	.29%	.34%	.34%	.34%
Expenses net of all reductions	.29%	.29%	.34%	.34%	.34%
Net investment income (loss)	1.94%	2.54%	2.10%	1.37%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$584,683	$366,099	$287,129	$361,200	$167,831
Portfolio turnover rate G	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.29	$11.74	$12.32	$8.28	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.19	.23	.24	.13	.18
Net realized and unrealized gain (loss)	1.94	(1.09)	.23	4.44	(1.10)
Total from investment operations	2.13	(.86)	.47	4.57	(.92)
Distributions from net investment income	(.18)	(.24)	(.30)	(.14)	(.18)
Distributions from net realized gain	(.04)	(.36)	(.75)	(.39)	(.14)
Total distributions	(.21) C	(.59) C	(1.05)	(.53)	(.32)
Net asset value, end of period	$12.21	$10.29	$11.74	$12.32	$8.28
Total Return D	20.91%	(7.07)%	3.32%	55.85%	(10.32)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.49%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.49%	.49%	.54%	.54%	.54%
Expenses net of all reductions	.49%	.49%	.54%	.54%	.54%
Net investment income (loss)	1.74%	2.34%	1.91%	1.17%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$37,002	$29,458	$12,306	$3,995	$1,851
Portfolio turnover rate G	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.34	$11.78	$12.36	$8.30	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.20	.25	.25	.14	.19
Net realized and unrealized gain (loss)	1.95	(1.10)	.23	4.45	(1.10)
Total from investment operations	2.15	(.85)	.48	4.59	(.91)
Distributions from net investment income	(.19)	(.23)	(.30)	(.14)	(.17)
Distributions from net realized gain	(.04)	(.36)	(.76)	(.39)	(.14)
Total distributions	(.22) C	(.59)	(1.06)	(.53)	(.31)
Net asset value, end of period	$12.27	$10.34	$11.78	$12.36	$8.30
Total Return D	21.00%	(6.96)%	3.41%	56.03%	(10.23)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.44%	.44%	.44%
Net investment income (loss)	1.84%	2.44%	2.00%	1.27%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$2,852	$2,025	$1,649	$217	$89
Portfolio turnover rate G	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.33	$11.76	$12.34	$8.30	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.21	.25	.26	.15	.19
Net realized and unrealized gain (loss)	1.95	(1.08)	.23	4.44	(1.09)
Total from investment operations	2.16	(.83)	.49	4.59	(.90)
Distributions from net investment income	(.20)	(.24)	(.32)	(.16)	(.18)
Distributions from net realized gain	(.04)	(.36)	(.75)	(.40)	(.14)
Total distributions	(.23) C	(.60)	(1.07)	(.55) C	(.32)
Net asset value, end of period	$12.26	$10.33	$11.76	$12.34	$8.30
Total Return D	21.12%	(6.83)%	3.52%	56.10%	(10.11)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29%	.29%	.34%	.34%	.35% G
Expenses net of fee waivers, if any	.29%	.29%	.34%	.34%	.35% G
Expenses net of all reductions	.29%	.29%	.34%	.34%	.35% G
Net investment income (loss)	1.94%	2.54%	2.11%	1.37%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$87,807	$64,816	$35,927	$3,072	$694
Portfolio turnover rate H	13%	14%	20%	21%	26%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund Premier Class

Years ended March 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.34	$11.77	$12.62
Income from Investment Operations
Net investment income (loss) B,C	.22	.26	.48
Net realized and unrealized gain (loss)	1.96	(1.09)	(.25)
Total from investment operations	2.18	(.83)	.23
Distributions from net investment income	(.20)	(.24)	(.33)
Distributions from net realized gain	(.04)	(.36)	(.75)
Total distributions	(.24)	(.60)	(1.08)
Net asset value, end of period	$12.28	$10.34	$11.77
Total Return D,E	21.23%	(6.81)%	1.34%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25%	.25%	.29% H
Expenses net of fee waivers, if any	.25%	.25%	.29% H
Expenses net of all reductions	.25%	.25%	.29% H
Net investment income (loss)	1.98%	2.58%	3.85% H
Supplemental Data
Net assets, end of period (000 omitted)	$383,150	$259,689	$228,564
Portfolio turnover rate I	13%	14%	20%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.1
Fidelity Series Overseas Fund	7.1
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
84.3

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 5.1%

Fidelity Freedom® Blend 2060 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/27/24 (b) (Cost $874,814)	880,000	874,798

Domestic Equity Funds - 52.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	4,014,320	72,538,769
Fidelity Series Commodity Strategy Fund (c)	42,128	3,984,904
Fidelity Series Large Cap Growth Index Fund (c)	2,152,197	45,927,889
Fidelity Series Large Cap Stock Fund (c)	2,226,029	48,750,044
Fidelity Series Large Cap Value Index Fund (c)	5,444,290	87,163,080
Fidelity Series Small Cap Core Fund (c)	73,404	866,165
Fidelity Series Small Cap Opportunities Fund (c)	1,406,912	21,511,685
Fidelity Series Value Discovery Fund (c)	2,025,579	32,064,911
TOTAL DOMESTIC EQUITY FUNDS (Cost $254,922,349)		312,807,447

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,096,921	16,804,832
Fidelity Series Emerging Markets Fund (c)	1,801,148	15,778,053
Fidelity Series Emerging Markets Opportunities Fund (c)	3,569,385	63,677,833
Fidelity Series International Growth Fund (c)	2,274,541	42,351,946
Fidelity Series International Index Fund (c)	1,281,973	15,960,567
Fidelity Series International Small Cap Fund (c)	510,609	8,940,768
Fidelity Series International Value Fund (c)	3,389,302	42,671,318
Fidelity Series Overseas Fund (c)	3,017,105	42,450,666
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $224,221,755)		248,635,983

Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	30,156	287,985
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	38,574	293,159
Fidelity Series Emerging Markets Debt Fund (c)	387,647	3,046,906
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	107,638	967,668
Fidelity Series Floating Rate High Income Fund (c)	63,848	577,824
Fidelity Series High Income Fund (c)	367,813	3,111,699
Fidelity Series Long-Term Treasury Bond Index Fund (c)	5,122,426	28,839,256
Fidelity Series Real Estate Income Fund (c)	59,713	578,026
TOTAL BOND FUNDS (Cost $42,636,195)		37,702,523

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	536,740	536,847
Fidelity Series Government Money Market Fund 5.4% (c)(e)	1,507	1,507
Fidelity Series Short-Term Credit Fund (c)	12,095	119,133
Fidelity Series Treasury Bill Index Fund (c)	679	6,740
TOTAL SHORT-TERM FUNDS (Cost $661,025)		664,227

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $523,316,138)	600,684,978
NET OTHER ASSETS (LIABILITIES) - 0.0%	11,999
NET ASSETS - 100.0%	600,696,977

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	200	Jun 2024	22,159,375	100,556	100,556
CBOT 5-Year U.S. Treasury Note Contracts (United States)	112	Jun 2024	11,985,750	31,058	31,058
CBOT Long Term U.S. Treasury Bond Contracts (United States)	32	Jun 2024	3,854,000	56,554	56,554

TOTAL PURCHASED					188,168

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	12	Jun 2024	3,185,100	(20,306)	(20,306)
ICE E-mini MSCI EAFE Index Contracts (United States)	5	Jun 2024	589,275	(1,415)	(1,415)
ICE MSCI Emerging Markets Index Contracts (United States)	64	Jun 2024	3,356,800	217	217

TOTAL SOLD					(21,504)

TOTAL FUTURES CONTRACTS					166,664
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $874,798.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	426,394	9,993,937	9,883,484	31,916	-	-	536,847	0.0%
Total	426,394	9,993,937	9,883,484	31,916	-	-	536,847

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	290,120	3,343	-	(10)	1,218	287,985
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	320,628	171,743	178,527	13,797	(47,722)	27,037	293,159
Fidelity Series Blue Chip Growth Fund	38,827,427	23,065,483	11,831,270	296,440	363,343	22,113,786	72,538,769
Fidelity Series Canada Fund	10,095,134	6,487,699	1,366,323	468,768	52,253	1,536,069	16,804,832
Fidelity Series Commodity Strategy Fund	2,450,290	2,018,926	356,236	135,314	(61,957)	(66,119)	3,984,904
Fidelity Series Corporate Bond Fund	21,188	55,420	78,878	1,460	1,894	376	-
Fidelity Series Emerging Markets Debt Fund	1,729,186	1,223,554	87,244	144,345	(3,406)	184,816	3,046,906
Fidelity Series Emerging Markets Debt Local Currency Fund	589,406	424,545	28,637	57,929	(163)	(17,483)	967,668
Fidelity Series Emerging Markets Fund	7,039,367	8,298,885	632,909	327,390	(124,163)	1,196,873	15,778,053
Fidelity Series Emerging Markets Opportunities Fund	40,526,125	21,983,349	3,230,091	1,524,953	(358,815)	4,757,265	63,677,833
Fidelity Series Floating Rate High Income Fund	331,996	268,789	31,130	42,512	278	7,891	577,824
Fidelity Series Government Bond Index Fund	43,100	107,361	151,585	2,199	1,145	(21)	-
Fidelity Series Government Money Market Fund 5.4%	960,623	1,909,757	2,868,873	63,885	-	-	1,507
Fidelity Series High Income Fund	1,751,446	1,356,263	90,530	150,519	(742)	95,262	3,111,699
Fidelity Series International Growth Fund	23,433,260	15,002,470	2,111,467	452,238	(183,518)	6,211,201	42,351,946
Fidelity Series International Index Fund	9,717,071	5,978,773	1,340,790	372,800	(15,825)	1,621,338	15,960,567
Fidelity Series International Small Cap Fund	7,272,949	3,438,984	2,343,377	264,411	(824,242)	1,396,454	8,940,768
Fidelity Series International Value Fund	23,372,359	15,990,317	2,618,389	1,127,017	(9,505)	5,936,536	42,671,318
Fidelity Series Investment Grade Bond Fund	44,190	112,257	159,428	3,185	2,584	397	-
Fidelity Series Investment Grade Securitized Fund	23,693	53,349	78,236	1,428	769	425	-
Fidelity Series Large Cap Growth Index Fund	24,594,957	15,627,047	5,251,866	291,885	30,007	10,927,744	45,927,889
Fidelity Series Large Cap Stock Fund	26,960,430	16,476,049	3,149,453	1,902,610	104,727	8,358,291	48,750,044
Fidelity Series Large Cap Value Index Fund	50,285,640	32,894,502	6,473,094	2,935,358	(70,819)	10,526,851	87,163,080
Fidelity Series Long-Term Treasury Bond Index Fund	20,079,882	14,262,774	3,511,419	827,416	(540,268)	(1,451,713)	28,839,256
Fidelity Series Overseas Fund	23,410,669	15,105,651	1,844,581	575,832	(20,078)	5,799,005	42,450,666
Fidelity Series Real Estate Income Fund	565,933	294,295	295,141	36,400	(7,496)	20,435	578,026
Fidelity Series Short-Term Credit Fund	106,859	9,897	-	3,550	-	2,377	119,133
Fidelity Series Small Cap Core Fund	75,418	865,185	135,908	2,688	672	60,798	866,165
Fidelity Series Small Cap Opportunities Fund	12,337,513	7,405,214	2,416,905	173,968	(203,727)	4,389,590	21,511,685
Fidelity Series Treasury Bill Index Fund	2,485,916	3,315,765	5,787,900	168,434	(7,519)	478	6,740
Fidelity Series Value Discovery Fund	18,437,886	13,635,374	2,576,135	1,363,032	(78,289)	2,646,075	32,064,911
	347,890,541	228,129,797	61,029,665	13,731,763	(2,000,592)	86,283,252	599,273,333

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	874,798	-	874,798	-

Domestic Equity Funds	312,807,447	312,807,447	-	-

International Equity Funds	248,635,983	248,635,983	-	-

Bond Funds	37,702,523	37,702,523	-	-

Short-Term Funds	664,227	664,227	-	-
Total Investments in Securities:	600,684,978	599,810,180	874,798	-
Derivative Instruments: Assets
Futures Contracts	188,385	188,385	-	-
Total Assets	188,385	188,385	-	-
Liabilities
Futures Contracts	(21,721)	(21,721)	-	-
Total Liabilities	(21,721)	(21,721)	-	-
Total Derivative Instruments:	166,664	166,664	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	217	(21,721)
Total Equity Risk	217	(21,721)
Interest Rate Risk
Futures Contracts (a)	188,168	0
Total Interest Rate Risk	188,168	0
Total Value of Derivatives	188,385	(21,721)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2060 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $874,814)	$874,798
Fidelity Central Funds (cost $536,847)	536,847
Other affiliated issuers (cost $521,904,477)	599,273,333

Total Investment in Securities (cost $523,316,138)		$600,684,978
Receivable for investments sold		2,838,641
Receivable for fund shares sold		457,100
Distributions receivable from Fidelity Central Funds		2,381
Total assets		603,983,100
Liabilities
Payable for investments purchased	$2,479,149
Payable for fund shares redeemed	623,362
Accrued management fee	148,154
Distribution and service plan fees payable	3,290
Payable for daily variation margin on futures contracts	31,465
Other payables and accrued expenses	703
Total liabilities		3,286,123
Net Assets		$600,696,977
Net Assets consist of:
Paid in capital		$529,862,271
Total accumulated earnings (loss)		70,834,706
Net Assets		$600,696,977

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($7,707,482 ÷ 627,342 shares)(a)		$12.29
Maximum offering price per share (100/94.25 of $12.29)		$13.04
Class M :
Net Asset Value and redemption price per share ($1,298,775 ÷ 106,207 shares)(a)		$12.23
Maximum offering price per share (100/96.50 of $12.23)		$12.67
Class C :
Net Asset Value and offering price per share ($1,451,251 ÷ 120,169 shares)(a)		$12.08
Fidelity Freedom Blend 2060 Fund :
Net Asset Value, offering price and redemption price per share ($38,289,767 ÷ 3,096,376 shares)		$12.37
Class K :
Net Asset Value, offering price and redemption price per share ($5,688,423 ÷ 459,178 shares)		$12.39
Class K6 :
Net Asset Value, offering price and redemption price per share ($334,726,430 ÷ 26,930,623 shares)		$12.43
Class I :
Net Asset Value, offering price and redemption price per share ($19,591,920 ÷ 1,586,411 shares)		$12.35
Class Z :
Net Asset Value, offering price and redemption price per share ($1,147,609 ÷ 92,485 shares)		$12.41
Class Z6 :
Net Asset Value, offering price and redemption price per share ($45,913,426 ÷ 3,697,727 shares)		$12.42
Premier Class :
Net Asset Value, offering price and redemption price per share ($144,881,894 ÷ 11,664,432 shares)		$12.42
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$10,110,728
Interest		37,059
Income from Fidelity Central Funds		31,916
Total income		10,179,703
Expenses
Management fee	$1,373,512
Distribution and service plan fees	30,275
Independent trustees' fees and expenses	1,357
Miscellaneous	12,341
Total expenses before reductions	1,417,485
Expense reductions	(287)
Total expenses after reductions		1,417,198
Net Investment income (loss)		8,762,505
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,000,592)
Futures contracts	(1,604,008)
Capital gain distributions from underlying funds:
Affiliated issuers	3,621,035
Total net realized gain (loss)		16,435
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(185)
Affiliated issuers	86,283,252
Futures contracts	259,780
Total change in net unrealized appreciation (depreciation)		86,542,847
Net gain (loss)		86,559,282
Net increase (decrease) in net assets resulting from operations		$95,321,787
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,762,505	$6,802,079
Net realized gain (loss)	16,435	(2,079,419)
Change in net unrealized appreciation (depreciation)	86,542,847	(14,884,896)
Net increase (decrease) in net assets resulting from operations	95,321,787	(10,162,236)
Distributions to shareholders	(10,175,259)	(14,239,460)

Share transactions - net increase (decrease)	166,694,804	138,458,629
Total increase (decrease) in net assets	251,841,332	114,056,933

Net Assets
Beginning of period	348,855,645	234,798,712
End of period	$600,696,977	$348,855,645

Financial Highlights
Fidelity Advisor Freedom® Blend 2060 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$11.82	$12.38	$8.30	$9.53
Income from Investment Operations
Net investment income (loss) A,B	.17	.21	.24	.10	.16
Net realized and unrealized gain (loss)	1.96	(1.10)	.20	4.45	(1.11)
Total from investment operations	2.13	(.89)	.44	4.55	(.95)
Distributions from net investment income	(.17)	(.21)	(.28)	(.12)	(.14)
Distributions from net realized gain	(.04)	(.35)	(.72)	(.35)	(.14)
Total distributions	(.21)	(.56)	(1.00)	(.47)	(.28)
Net asset value, end of period	$12.29	$10.37	$11.82	$12.38	$8.30
Total Return C,D	20.72%	(7.33)%	3.08%	55.38%	(10.54)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74%	.74%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.74%	.74%	.79%	.79%	.79%
Expenses net of all reductions	.74%	.74%	.79%	.79%	.79%
Net investment income (loss)	1.51%	2.12%	1.90%	.93%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$7,707	$3,697	$2,021	$1,205	$493
Portfolio turnover rate G	14%	14%	22%	22%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.33	$11.78	$12.35	$8.29	$9.53
Income from Investment Operations
Net investment income (loss) A,B	.14	.19	.21	.07	.14
Net realized and unrealized gain (loss)	1.95	(1.10)	.19	4.45	(1.12)
Total from investment operations	2.09	(.91)	.40	4.52	(.98)
Distributions from net investment income	(.15)	(.19)	(.25)	(.11)	(.12)
Distributions from net realized gain	(.04)	(.35)	(.72)	(.35)	(.14)
Total distributions	(.19)	(.54)	(.97)	(.46)	(.26)
Net asset value, end of period	$12.23	$10.33	$11.78	$12.35	$8.29
Total Return C,D	20.34%	(7.55)%	2.79%	55.06%	(10.80)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.99%	.99%	1.04%	1.04%	1.04%
Expenses net of fee waivers, if any	.99%	.99%	1.04%	1.04%	1.04%
Expenses net of all reductions	.99%	.99%	1.04%	1.04%	1.04%
Net investment income (loss)	1.26%	1.87%	1.65%	.68%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$1,299	$836	$589	$414	$174
Portfolio turnover rate G	14%	14%	22%	22%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$11.68	$12.27	$8.26	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.08	.14	.14	.02	.09
Net realized and unrealized gain (loss)	1.93	(1.09)	.20	4.41	(1.11)
Total from investment operations	2.01	(.95)	.34	4.43	(1.02)
Distributions from net investment income	(.11)	(.16)	(.21)	(.07)	(.10)
Distributions from net realized gain	(.04)	(.35)	(.72)	(.35)	(.14)
Total distributions	(.15)	(.51)	(.93)	(.42)	(.24)
Net asset value, end of period	$12.08	$10.22	$11.68	$12.27	$8.26
Total Return C,D	19.77%	(8.01)%	2.30%	54.17%	(11.22)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.49%	1.49%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.49%	1.49%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.49%	1.49%	1.54%	1.54%	1.54%
Net investment income (loss)	.76%	1.37%	1.15%	.18%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,451	$1,023	$644	$484	$222
Portfolio turnover rate G	14%	14%	22%	22%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.42	$11.86	$12.41	$8.31	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.20	.24	.27	.13	.18
Net realized and unrealized gain (loss)	1.97	(1.11)	.20	4.46	(1.11)
Total from investment operations	2.17	(.87)	.47	4.59	(.93)
Distributions from net investment income	(.18)	(.22)	(.30)	(.14)	(.16)
Distributions from net realized gain	(.04)	(.35)	(.72)	(.35)	(.14)
Total distributions	(.22)	(.57)	(1.02)	(.49)	(.30)
Net asset value, end of period	$12.37	$10.42	$11.86	$12.41	$8.31
Total Return C	21.04%	(7.13)%	3.31%	55.78%	(10.35)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.49%	.49%	.54%	.54%	.55% F
Expenses net of fee waivers, if any	.49%	.49%	.54%	.54%	.55% F
Expenses net of all reductions	.49%	.49%	.54%	.54%	.55% F
Net investment income (loss)	1.76%	2.37%	2.15%	1.18%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$38,290	$18,866	$14,201	$6,778	$2,773
Portfolio turnover rate G	14%	14%	22%	22%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.44	$11.87	$12.42	$8.31	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.21	.25	.29	.14	.20
Net realized and unrealized gain (loss)	1.97	(1.10)	.19	4.47	(1.11)
Total from investment operations	2.18	(.85)	.48	4.61	(.91)
Distributions from net investment income	(.19)	(.23)	(.30)	(.14)	(.18)
Distributions from net realized gain	(.04)	(.35)	(.72)	(.35)	(.14)
Total distributions	(.23)	(.58)	(1.03) C	(.50) C	(.32)
Net asset value, end of period	$12.39	$10.44	$11.87	$12.42	$8.31
Total Return D	21.04%	(6.96)%	3.38%	56.01%	(10.22)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.44%	.44%	.44%
Net investment income (loss)	1.86%	2.47%	2.25%	1.28%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$5,688	$3,416	$3,292	$2,363	$1,307
Portfolio turnover rate G	14%	14%	22%	22%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.47	$11.90	$12.44	$8.32	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.22	.26	.30	.15	.20
Net realized and unrealized gain (loss)	1.98	(1.11)	.19	4.47	(1.10)
Total from investment operations	2.20	(.85)	.49	4.62	(.90)
Distributions from net investment income	(.20)	(.24)	(.31)	(.15)	(.17)
Distributions from net realized gain	(.04)	(.35)	(.73)	(.35)	(.14)
Total distributions	(.24)	(.58) C	(1.03) C	(.50)	(.32) C
Net asset value, end of period	$12.43	$10.47	$11.90	$12.44	$8.32
Total Return D	21.18%	(6.88)%	3.49%	56.17%	(10.12)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29%	.29%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.29%	.29%	.34%	.34%	.34%
Expenses net of all reductions	.29%	.29%	.34%	.34%	.34%
Net investment income (loss)	1.96%	2.57%	2.35%	1.38%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$334,726	$191,249	$133,842	$116,569	$44,655
Portfolio turnover rate G	14%	14%	22%	22%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$11.85	$12.40	$8.30	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.19	.24	.27	.13	.19
Net realized and unrealized gain (loss)	1.97	(1.10)	.20	4.46	(1.12)
Total from investment operations	2.16	(.86)	.47	4.59	(.93)
Distributions from net investment income	(.18)	(.23)	(.30)	(.13)	(.17)
Distributions from net realized gain	(.04)	(.35)	(.72)	(.35)	(.14)
Total distributions	(.22)	(.58)	(1.02)	(.49) C	(.31)
Net asset value, end of period	$12.35	$10.41	$11.85	$12.40	$8.30
Total Return D	20.91%	(7.05)%	3.33%	55.83%	(10.37)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.49%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.49%	.49%	.54%	.54%	.54%
Expenses net of all reductions	.49%	.49%	.54%	.54%	.54%
Net investment income (loss)	1.76%	2.37%	2.15%	1.18%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$19,592	$14,510	$5,359	$2,284	$1,084
Portfolio turnover rate G	14%	14%	22%	22%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.45	$11.89	$12.45	$8.33	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.21	.25	.29	.14	.20
Net realized and unrealized gain (loss)	1.98	(1.11)	.19	4.47	(1.11)
Total from investment operations	2.19	(.86)	.48	4.61	(.91)
Distributions from net investment income	(.19)	(.23)	(.31)	(.14)	(.16)
Distributions from net realized gain	(.04)	(.35)	(.73)	(.35)	(.14)
Total distributions	(.23)	(.58)	(1.04)	(.49)	(.30)
Net asset value, end of period	$12.41	$10.45	$11.89	$12.45	$8.33
Total Return C	21.12%	(7.02)%	3.38%	55.93%	(10.17)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.39%	.39%	.44%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.44%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.44%	.44%	.44%
Net investment income (loss)	1.86%	2.47%	2.25%	1.28%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$1,148	$832	$545	$139	$89
Portfolio turnover rate F	14%	14%	22%	22%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.46	$11.89	$12.44	$8.33	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.22	.26	.29	.15	.20
Net realized and unrealized gain (loss)	1.98	(1.10)	.21	4.47	(1.10)
Total from investment operations	2.20	(.84)	.50	4.62	(.90)
Distributions from net investment income	(.20)	(.24)	(.32)	(.15)	(.17)
Distributions from net realized gain	(.04)	(.35)	(.73)	(.36)	(.14)
Total distributions	(.24)	(.59)	(1.05)	(.51)	(.31)
Net asset value, end of period	$12.42	$10.46	$11.89	$12.44	$8.33
Total Return C	21.20%	(6.87)%	3.53%	56.07%	(10.10)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.29%	.29%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.29%	.29%	.34%	.34%	.34%
Expenses net of all reductions	.29%	.29%	.34%	.34%	.34%
Net investment income (loss)	1.96%	2.57%	2.35%	1.38%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$45,913	$29,366	$12,178	$1,541	$375
Portfolio turnover rate F	14%	14%	22%	22%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund Premier Class

Years ended March 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.46	$11.89	$12.71
Income from Investment Operations
Net investment income (loss) B,C	.22	.27	.48
Net realized and unrealized gain (loss)	1.98	(1.11)	(.25)
Total from investment operations	2.20	(.84)	.23
Distributions from net investment income	(.20)	(.24)	(.33)
Distributions from net realized gain	(.04)	(.35)	(.73)
Total distributions	(.24)	(.59)	(1.05) D
Net asset value, end of period	$12.42	$10.46	$11.89
Total Return E,F	21.22%	(6.86)%	1.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25%	.25%	.29% I
Expenses net of fee waivers, if any	.25%	.25%	.29% I
Expenses net of all reductions	.25%	.25%	.29% I
Net investment income (loss)	2.00%	2.61%	3.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$144,882	$85,062	$62,129
Portfolio turnover rate J	14%	14%	22%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Blue Chip Growth Fund	12.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.1
Fidelity Series Overseas Fund	7.1
Fidelity Series International Growth Fund	7.0
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
84.3

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 5.2%

Fidelity Freedom® Blend 2065 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.3% 5/30/24 to 6/20/24 (b) (Cost $247,592)	250,000	247,596

Domestic Equity Funds - 52.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	1,086,975	19,641,632
Fidelity Series Commodity Strategy Fund (c)	11,360	1,074,582
Fidelity Series Large Cap Growth Index Fund (c)	582,825	12,437,494
Fidelity Series Large Cap Stock Fund (c)	602,530	13,195,397
Fidelity Series Large Cap Value Index Fund (c)	1,473,632	23,592,839
Fidelity Series Small Cap Core Fund (c)	19,551	230,696
Fidelity Series Small Cap Opportunities Fund (c)	380,798	5,822,394
Fidelity Series Value Discovery Fund (c)	548,673	8,685,489
TOTAL DOMESTIC EQUITY FUNDS (Cost $70,111,963)		84,680,523

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	297,191	4,552,963
Fidelity Series Emerging Markets Fund (c)	488,561	4,279,797
Fidelity Series Emerging Markets Opportunities Fund (c)	966,724	17,246,365
Fidelity Series International Growth Fund (c)	615,955	11,469,086
Fidelity Series International Index Fund (c)	347,351	4,324,517
Fidelity Series International Small Cap Fund (c)	137,235	2,402,993
Fidelity Series International Value Fund (c)	917,383	11,549,856
Fidelity Series Overseas Fund (c)	817,041	11,495,767
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $60,159,071)		67,321,344

Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	8,098	77,335
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	10,450	79,424
Fidelity Series Emerging Markets Debt Fund (c)	104,878	824,339
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	29,063	261,278
Fidelity Series Floating Rate High Income Fund (c)	17,279	156,375
Fidelity Series High Income Fund (c)	99,465	841,473
Fidelity Series Investment Grade Securitized Fund (c)	0	0
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,386,867	7,808,061
Fidelity Series Real Estate Income Fund (c)	16,170	156,524
TOTAL BOND FUNDS (Cost $10,627,730)		10,204,809

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	161,299	161,331
Fidelity Series Government Money Market Fund 5.4% (c)(e)	532	532
Fidelity Series Treasury Bill Index Fund (c)	194	1,925
TOTAL SHORT-TERM FUNDS (Cost $163,788)		163,788

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $141,310,144)	162,618,060
NET OTHER ASSETS (LIABILITIES) - 0.0%	(34,047)
NET ASSETS - 100.0%	162,584,013

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	54	Jun 2024	5,983,031	27,521	27,521
CBOT 5-Year U.S. Treasury Note Contracts (United States)	30	Jun 2024	3,210,469	8,538	8,538
CBOT Long Term U.S. Treasury Bond Contracts (United States)	9	Jun 2024	1,083,938	15,716	15,716

TOTAL PURCHASED					51,775

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	Jun 2024	796,275	(5,639)	(5,639)
ICE E-mini MSCI EAFE Index Contracts (United States)	1	Jun 2024	117,855	7	7
ICE MSCI Emerging Markets Index Contracts (United States)	18	Jun 2024	944,100	59	59

TOTAL SOLD					(5,573)

TOTAL FUTURES CONTRACTS					46,202
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $247,596.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	25	1,161,810	1,000,504	3,500	-	-	161,331	0.0%
Total	25	1,161,810	1,000,504	3,500	-	-	161,331

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	85,212	8,182	-	(25)	330	77,335
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	464,077	341,888	693,344	5,223	(34,436)	1,239	79,424
Fidelity Series Blue Chip Growth Fund	8,325,930	10,250,797	4,743,530	75,895	295,892	5,512,543	19,641,632
Fidelity Series Canada Fund	2,162,892	2,838,746	865,134	130,187	21,632	394,827	4,552,963
Fidelity Series Commodity Strategy Fund	557,582	792,882	240,409	33,669	(18,743)	(16,730)	1,074,582
Fidelity Series Corporate Bond Fund	335,439	331,884	667,333	12,951	4,472	(4,462)	-
Fidelity Series Emerging Markets Debt Fund	101,778	793,540	112,431	21,811	(2,455)	43,907	824,339
Fidelity Series Emerging Markets Debt Local Currency Fund	34,231	273,454	37,096	13,227	(372)	(8,939)	261,278
Fidelity Series Emerging Markets Fund	1,660,056	3,176,108	827,897	91,150	(59,260)	330,790	4,279,797
Fidelity Series Emerging Markets Opportunities Fund	7,995,860	11,422,447	3,291,885	424,148	(398,482)	1,518,425	17,246,365
Fidelity Series Floating Rate High Income Fund	74,782	114,600	35,034	11,160	303	1,724	156,375
Fidelity Series Government Bond Index Fund	493,398	496,540	971,647	12,933	(15,572)	(2,719)	-
Fidelity Series Government Money Market Fund 5.4%	259,024	862,478	1,120,970	14,159	-	-	532
Fidelity Series High Income Fund	-	923,804	103,936	17,241	(223)	21,828	841,473
Fidelity Series International Developed Markets Bond Index Fund	-	6,995	6,805	29	(190)	-	-
Fidelity Series International Growth Fund	5,020,124	6,750,719	1,950,340	125,787	(10,270)	1,658,853	11,469,086
Fidelity Series International Index Fund	2,081,813	2,612,059	796,585	103,716	4,785	422,445	4,324,517
Fidelity Series International Small Cap Fund	1,575,332	1,540,790	880,844	74,814	(155,988)	323,703	2,402,993
Fidelity Series International Value Fund	5,007,952	6,922,540	1,917,934	313,614	1,058	1,536,240	11,549,856
Fidelity Series Investment Grade Bond Fund	504,164	499,407	992,561	18,717	(6,518)	(4,492)	-
Fidelity Series Investment Grade Securitized Fund	345,895	331,256	667,534	12,186	(7,667)	(1,950)	-
Fidelity Series Large Cap Growth Index Fund	5,274,501	6,792,113	2,465,346	78,026	148,266	2,687,960	12,437,494
Fidelity Series Large Cap Stock Fund	5,781,052	7,323,198	2,128,431	494,635	71,308	2,148,270	13,195,397
Fidelity Series Large Cap Value Index Fund	10,787,718	14,409,022	4,359,177	813,086	(39,766)	2,795,042	23,592,839
Fidelity Series Long-Term Treasury Bond Index Fund	4,724,454	6,521,107	2,951,431	222,095	(383,769)	(102,300)	7,808,061
Fidelity Series Overseas Fund	5,015,679	6,819,157	1,910,309	160,245	47,950	1,523,290	11,495,767
Fidelity Series Real Estate Income Fund	137,958	126,459	109,980	9,995	(2,171)	4,258	156,524
Fidelity Series Short-Term Credit Fund	66,789	6,164	72,793	1,187	536	(696)	-
Fidelity Series Small Cap Core Fund	66,723	225,795	76,388	658	(38)	14,604	230,696
Fidelity Series Small Cap Opportunities Fund	2,643,535	3,262,497	1,221,369	45,114	14,850	1,122,881	5,822,394
Fidelity Series Treasury Bill Index Fund	664,299	1,926,223	2,586,583	37,833	(1,925)	(89)	1,925
Fidelity Series Value Discovery Fund	3,952,363	5,697,199	1,622,108	375,907	(72,627)	730,662	8,685,489
	76,115,400	104,477,080	40,435,346	3,751,398	(599,445)	22,651,444	162,209,133

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	247,596	-	247,596	-

Domestic Equity Funds	84,680,523	84,680,523	-	-

International Equity Funds	67,321,344	67,321,344	-	-

Bond Funds	10,204,809	10,204,809	-	-

Short-Term Funds	163,788	163,788	-	-
Total Investments in Securities:	162,618,060	162,370,464	247,596	-
Derivative Instruments: Assets
Futures Contracts	51,841	51,841	-	-
Total Assets	51,841	51,841	-	-
Liabilities
Futures Contracts	(5,639)	(5,639)	-	-
Total Liabilities	(5,639)	(5,639)	-	-
Total Derivative Instruments:	46,202	46,202	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	66	(5,639)
Total Equity Risk	66	(5,639)
Interest Rate Risk
Futures Contracts (a)	51,775	0
Total Interest Rate Risk	51,775	0
Total Value of Derivatives	51,841	(5,639)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2065 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $247,592)	$247,596
Fidelity Central Funds (cost $161,331)	161,331
Other affiliated issuers (cost $140,901,221)	162,209,133

Total Investment in Securities (cost $141,310,144)		$162,618,060
Cash		15,090
Receivable for investments sold		777,316
Receivable for fund shares sold		228,973
Distributions receivable from Fidelity Central Funds		747
Total assets		163,640,186
Liabilities
Payable for investments purchased	$852,862
Payable for fund shares redeemed	151,517
Accrued management fee	41,107
Distribution and service plan fees payable	2,083
Payable for daily variation margin on futures contracts	8,357
Other payables and accrued expenses	247
Total liabilities		1,056,173
Net Assets		$162,584,013
Net Assets consist of:
Paid in capital		$143,444,499
Total accumulated earnings (loss)		19,139,514
Net Assets		$162,584,013

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($4,683,235 ÷ 367,128 shares)(a)		$12.76
Maximum offering price per share (100/94.25 of $12.76)		$13.54
Class M :
Net Asset Value and redemption price per share ($653,459 ÷ 51,315 shares)(a)		$12.73
Maximum offering price per share (100/96.50 of $12.73)		$13.19
Class C :
Net Asset Value and offering price per share ($1,122,909 ÷ 89,072 shares)(a)		$12.61
Fidelity Freedom Blend 2065 Fund :
Net Asset Value, offering price and redemption price per share ($11,926,904 ÷ 929,114 shares)		$12.84
Class K :
Net Asset Value, offering price and redemption price per share ($2,431,722 ÷ 188,910 shares)		$12.87
Class K6 :
Net Asset Value, offering price and redemption price per share ($100,970,548 ÷ 7,845,195 shares)		$12.87
Class I :
Net Asset Value, offering price and redemption price per share ($4,265,175 ÷ 331,969 shares)		$12.85
Class Z :
Net Asset Value, offering price and redemption price per share ($438,328 ÷ 34,002 shares)		$12.89
Class Z6 :
Net Asset Value, offering price and redemption price per share ($11,018,793 ÷ 855,138 shares)		$12.89
Premier Class :
Net Asset Value, offering price and redemption price per share ($25,072,940 ÷ 1,947,668 shares)		$12.87
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$2,767,887
Interest		4,452
Income from Fidelity Central Funds		3,500
Total income		2,775,839
Expenses
Management fee	$357,524
Distribution and service plan fees	17,759
Independent trustees' fees and expenses	333
Miscellaneous	6,375
Total expenses before reductions	381,991
Expense reductions	(2,978)
Total expenses after reductions		379,013
Net Investment income (loss)		2,396,826
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(599,445)
Futures contracts	(177,032)
Capital gain distributions from underlying funds:
Affiliated issuers	983,511
Total net realized gain (loss)		207,034
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4
Affiliated issuers	22,651,444
Futures contracts	46,202
Total change in net unrealized appreciation (depreciation)		22,697,650
Net gain (loss)		22,904,684
Net increase (decrease) in net assets resulting from operations		$25,301,510
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,396,826	$1,297,576
Net realized gain (loss)	207,034	(1,174,512)
Change in net unrealized appreciation (depreciation)	22,697,650	(728,242)
Net increase (decrease) in net assets resulting from operations	25,301,510	(605,178)
Distributions to shareholders	(2,787,322)	(2,401,041)

Share transactions - net increase (decrease)	63,956,469	42,587,296
Total increase (decrease) in net assets	86,470,657	39,581,077

Net Assets
Beginning of period	76,113,356	36,532,279
End of period	$162,584,013	$76,113,356

Financial Highlights
Fidelity Advisor Freedom® Blend 2065 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$12.21	$12.64	$8.42	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.23	.27	.11	.14
Net realized and unrealized gain (loss)	2.01	(1.15)	.17	4.51	(1.43)
Total from investment operations	2.20	(.92)	.44	4.62	(1.29)
Distributions from net investment income	(.17)	(.22)	(.27)	(.11)	(.16)
Distributions from net realized gain	(.05)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.21) D	(.52) D	(.87) D	(.40)	(.29) D
Net asset value, end of period	$12.76	$10.77	$12.21	$12.64	$8.42
Total Return E,F,G	20.63%	(7.34)%	3.10%	55.34%	(13.48)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.75% J	.74%	.79%	.79%	.79% K
Expenses net of fee waivers, if any	.75 % J	.74%	.79%	.79%	.79% K
Expenses net of all reductions	.75% J	.74%	.79%	.79%	.79% K
Net investment income (loss)	1.70%	2.20%	2.05%	1.00%	1.78% K
Supplemental Data
Net assets, end of period (000 omitted)	$4,683	$2,077	$869	$466	$154
Portfolio turnover rate L	36%	26%	33%	38%	29% K

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$12.19	$12.63	$8.42	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.20	.23	.08	.12
Net realized and unrealized gain (loss)	2.00	(1.13)	.17	4.51	(1.42)
Total from investment operations	2.16	(.93)	.40	4.59	(1.30)
Distributions from net investment income	(.15)	(.19)	(.23)	(.09)	(.14)
Distributions from net realized gain	(.05)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.19) D	(.50)	(.84)	(.38)	(.28)
Net asset value, end of period	$12.73	$10.76	$12.19	$12.63	$8.42
Total Return E,F,G	20.25%	(7.50)%	2.76%	54.90%	(13.60)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.00% J	.99%	1.04%	1.04%	1.05% J,K
Expenses net of fee waivers, if any	1.00 % J	.99%	1.04%	1.04%	1.05% J,K
Expenses net of all reductions	1.00% J	.99%	1.04%	1.04%	1.05% J,K
Net investment income (loss)	1.45%	1.95%	1.79%	.75%	1.53% K
Supplemental Data
Net assets, end of period (000 omitted)	$653	$422	$338	$358	$165
Portfolio turnover rate L	36%	26%	33%	38%	29% K

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.67	$12.11	$12.58	$8.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.15	.17	.03	.08
Net realized and unrealized gain (loss)	1.98	(1.13)	.16	4.49	(1.42)
Total from investment operations	2.09	(.98)	.33	4.52	(1.34)
Distributions from net investment income	(.10)	(.16)	(.19)	(.05)	(.12)
Distributions from net realized gain	(.05)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.15)	(.46) D	(.80)	(.34)	(.26)
Net asset value, end of period	$12.61	$10.67	$12.11	$12.58	$8.40
Total Return E,F,G	19.71%	(7.95)%	2.21%	54.22%	(13.94)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.50%	1.49%	1.54%	1.54%	1.55% J,K
Expenses net of fee waivers, if any	1.49%	1.49%	1.54%	1.54%	1.55% J,K
Expenses net of all reductions	1.49%	1.49%	1.54%	1.54%	1.55% J,K
Net investment income (loss)	.95%	1.45%	1.29%	.25%	1.03% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,123	$606	$501	$339	$156
Portfolio turnover rate L	36%	26%	33%	38%	29% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$12.25	$12.67	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.26	.30	.14	.15
Net realized and unrealized gain (loss)	2.02	(1.15)	.18	4.52	(1.42)
Total from investment operations	2.24	(.89)	.48	4.66	(1.27)
Distributions from net investment income	(.19)	(.23)	(.29)	(.13)	(.17)
Distributions from net realized gain	(.05)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.23) D	(.53) D	(.90)	(.42)	(.30) D
Net asset value, end of period	$12.84	$10.83	$12.25	$12.67	$8.43
Total Return E,F	20.87%	(7.05)%	3.34%	55.69%	(13.28)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50%	.49%	.54%	.54%	.54% I
Expenses net of fee waivers, if any	.49%	.49%	.54%	.54%	.54% I
Expenses net of all reductions	.49%	.49%	.54%	.54%	.54% I
Net investment income (loss)	1.95%	2.45%	2.30%	1.25%	2.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,927	$5,708	$3,662	$1,767	$423
Portfolio turnover rate J	36%	26%	33%	38%	29% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund Class K

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.85	$12.28	$12.69	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.27	.32	.15	.16
Net realized and unrealized gain (loss)	2.01	(1.15)	.17	4.53	(1.43)
Total from investment operations	2.25	(.88)	.49	4.68	(1.27)
Distributions from net investment income	(.19)	(.24)	(.29)	(.13)	(.17)
Distributions from net realized gain	(.05)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.23) D	(.55)	(.90)	(.42)	(.30) D
Net asset value, end of period	$12.87	$10.85	$12.28	$12.69	$8.43
Total Return E,F	20.93%	(6.96)%	3.47%	55.98%	(13.30)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40% I	.39%	.44%	.44%	.44% J
Expenses net of fee waivers, if any	.40 % I	.39%	.44%	.44%	.44% J
Expenses net of all reductions	.40% I	.39%	.44%	.44%	.44% J
Net investment income (loss)	2.04%	2.55%	2.40%	1.35%	2.13% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,432	$1,095	$393	$259	$118
Portfolio turnover rate K	36%	26%	33%	38%	29% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund Class K6

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.85	$12.26	$12.68	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.28	.32	.17	.16
Net realized and unrealized gain (loss)	2.02	(1.14)	.18	4.52	(1.42)
Total from investment operations	2.27	(.86)	.50	4.69	(1.26)
Distributions from net investment income	(.20)	(.24)	(.30)	(.15)	(.18)
Distributions from net realized gain	(.05)	(.31)	(.62)	(.29)	(.14)
Total distributions	(.25)	(.55)	(.92)	(.44)	(.31) D
Net asset value, end of period	$12.87	$10.85	$12.26	$12.68	$8.43
Total Return E,F	21.10%	(6.83)%	3.50%	56.09%	(13.20)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.30%	.29%	.34%	.34%	.34% I
Expenses net of fee waivers, if any	.29%	.29%	.34%	.34%	.34% I
Expenses net of all reductions	.29%	.29%	.34%	.34%	.34% I
Net investment income (loss)	2.15%	2.65%	2.50%	1.45%	2.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$100,971	$47,534	$22,401	$8,863	$1,084
Portfolio turnover rate J	36%	26%	33%	38%	29% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$12.26	$12.68	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.26	.30	.14	.15
Net realized and unrealized gain (loss)	2.03	(1.16)	.18	4.52	(1.42)
Total from investment operations	2.25	(.90)	.48	4.66	(1.27)
Distributions from net investment income	(.18)	(.23)	(.29)	(.13)	(.16)
Distributions from net realized gain	(.05)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.23)	(.53) D	(.90)	(.41) D	(.30)
Net asset value, end of period	$12.85	$10.83	$12.26	$12.68	$8.43
Total Return E,F	20.95%	(7.12)%	3.37%	55.77%	(13.34)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50%	.49%	.54%	.54%	.54% I
Expenses net of fee waivers, if any	.49%	.49%	.54%	.54%	.54% I
Expenses net of all reductions	.49%	.49%	.54%	.54%	.54% I
Net investment income (loss)	1.95%	2.45%	2.30%	1.25%	2.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,265	$2,374	$1,305	$428	$235
Portfolio turnover rate J	36%	26%	33%	38%	29% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.87	$12.29	$12.70	$8.44	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.27	.32	.15	.16
Net realized and unrealized gain (loss)	2.02	(1.15)	.17	4.53	(1.42)
Total from investment operations	2.26	(.88)	.49	4.68	(1.26)
Distributions from net investment income	(.19)	(.23)	(.29)	(.13)	(.17)
Distributions from net realized gain	(.05)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.24)	(.54)	(.90)	(.42)	(.30) D
Net asset value, end of period	$12.89	$10.87	$12.29	$12.70	$8.44
Total Return E,F	20.96%	(6.97)%	3.43%	55.86%	(13.20)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40%	.39%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39%	.39%	.44%	.44%	.44% I
Expenses net of all reductions	.39%	.39%	.44%	.44%	.44% I
Net investment income (loss)	2.05%	2.55%	2.40%	1.35%	2.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$438	$234	$172	$150	$96
Portfolio turnover rate J	36%	26%	33%	38%	29% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.86	$12.28	$12.69	$8.44	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.28	.33	.16	.17
Net realized and unrealized gain (loss)	2.03	(1.15)	.18	4.52	(1.42)
Total from investment operations	2.28	(.87)	.51	4.68	(1.25)
Distributions from net investment income	(.20)	(.24)	(.30)	(.15)	(.17)
Distributions from net realized gain	(.05)	(.31)	(.61)	(.29)	(.14)
Total distributions	(.25)	(.55)	(.92) D	(.43) D	(.31)
Net asset value, end of period	$12.89	$10.86	$12.28	$12.69	$8.44
Total Return E,F	21.15%	(6.88)%	3.58%	55.98%	(13.16)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.30%	.29%	.34%	.34%	.34% I
Expenses net of fee waivers, if any	.29%	.29%	.34%	.34%	.34% I
Expenses net of all reductions	.29%	.29%	.34%	.34%	.34% I
Net investment income (loss)	2.15%	2.65%	2.50%	1.45%	2.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,019	$4,926	$1,027	$267	$97
Portfolio turnover rate J	36%	26%	33%	38%	29% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund Premier Class

Years ended March 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.85	$12.26	$12.96
Income from Investment Operations
Net investment income (loss) B,C	.25	.28	.47
Net realized and unrealized gain (loss)	2.02	(1.14)	(.24)
Total from investment operations	2.27	(.86)	.23
Distributions from net investment income	(.20)	(.24)	(.31)
Distributions from net realized gain	(.05)	(.31)	(.62)
Total distributions	(.25)	(.55)	(.93)
Net asset value, end of period	$12.87	$10.85	$12.26
Total Return D,E	21.10%	(6.81)%	1.36%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26%	.25%	.29% H
Expenses net of fee waivers, if any	.25%	.25%	.29% H
Expenses net of all reductions	.25%	.25%	.29% H
Net investment income (loss)	2.19%	2.69%	3.68% H
Supplemental Data
Net assets, end of period (000 omitted)	$25,073	$11,138	$5,864
Portfolio turnover rate I	36%	26%	33%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended March 31, 2024

1. Organization.
Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Freedom Blend, Class K, Class K6, Class I, Class Z, Class Z6 and Premier Class shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I, Class Z and Class Z6 are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

Effective May 8, 2024, Fidelity Freedom Blend 2005 Fund will be closed to new accounts with certain exceptions. Effective June 13, 2024, Fidelity Freedom Blend 2005 Fund will be closed to all new accounts.

During March 2024, the Board of Trustees approved the consolidation of Class Z6 into Class K6 for each Fund effective on or about May 24, 2024.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Freedom Blend Income Fund	98,429,750	3,917,390	(7,784,593)	(3,867,203)
Fidelity Freedom Blend 2005 Fund	23,568,830	1,023,070	(1,886,931)	(863,861)
Fidelity Freedom Blend 2010 Fund	87,428,814	5,332,371	(7,427,955)	(2,095,584)
Fidelity Freedom Blend 2015 Fund	214,455,027	19,158,471	(18,227,573)	930,898
Fidelity Freedom Blend 2020 Fund	743,193,475	84,143,932	(63,341,111)	20,802,821
Fidelity Freedom Blend 2025 Fund	1,541,664,297	190,178,232	(126,133,449)	64,044,783
Fidelity Freedom Blend 2030 Fund	2,094,292,835	271,781,040	(139,079,083)	132,701,957
Fidelity Freedom Blend 2035 Fund	2,233,613,434	337,685,783	(111,286,541)	226,399,242
Fidelity Freedom Blend 2040 Fund	2,044,918,178	362,933,749	(77,482,432)	285,451,317
Fidelity Freedom Blend 2045 Fund	1,806,602,350	331,392,285	(63,602,393)	267,789,892
Fidelity Freedom Blend 2050 Fund	1,612,336,707	291,007,769	(55,125,701)	235,882,068
Fidelity Freedom Blend 2055 Fund	1,063,833,002	182,571,209	(34,127,038)	148,444,171
Fidelity Freedom Blend 2060 Fund	530,180,415	85,201,848	(14,697,285)	70,504,563
Fidelity Freedom Blend 2065 Fund	143,999,108	21,248,423	(2,629,471)	18,618,952

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Freedom Blend Income Fund	225,822	-	(2,608,237)	(3,867,203)
Fidelity Freedom Blend 2005 Fund	69,396	-	(604,800)	(863,861)
Fidelity Freedom Blend 2010 Fund	269,620	-	(1,843,440)	(2,095,584)
Fidelity Freedom Blend 2015 Fund	570,092	-	(4,915,993)	930,898
Fidelity Freedom Blend 2020 Fund	1,486,517	-	(11,869,797)	20,802,821
Fidelity Freedom Blend 2025 Fund	2,734,353	-	(26,663,781)	64,044,783
Fidelity Freedom Blend 2030 Fund	3,900,443	-	(11,431,710)	132,701,957
Fidelity Freedom Blend 2035 Fund	3,479,838	-	(7,672,126)	226,399,242
Fidelity Freedom Blend 2040 Fund	1,174,828	-	(5,967,405)	285,451,317
Fidelity Freedom Blend 2045 Fund	310,051	-	(5,069,287)	267,789,892
Fidelity Freedom Blend 2050 Fund	186,300	-	(2,743,927)	235,882,068
Fidelity Freedom Blend 2055 Fund	119,276	-	(759,684)	148,444,171
Fidelity Freedom Blend 2060 Fund	152,302	177,843	-	70,504,563
Fidelity Freedom Blend 2065 Fund	37,477	483,087	-	18,618,952

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Freedom Blend Income Fund	(559,569)	(2,048,668)	(2,608,237)
Fidelity Freedom Blend 2005 Fund	(98,612)	(506,188)	(604,800)
Fidelity Freedom Blend 2010 Fund	(774,790)	(1,068,650)	(1,843,440)
Fidelity Freedom Blend 2015 Fund	(1,514,571)	(3,401,422)	(4,915,993)
Fidelity Freedom Blend 2020 Fund	(4,699,231)	(7,170,566)	(11,869,797)
Fidelity Freedom Blend 2025 Fund	(8,019,806)	(18,643,975)	(26,663,781)
Fidelity Freedom Blend 2030 Fund	(2,838,722)	(8,592,988)	(11,431,710)
Fidelity Freedom Blend 2035 Fund	(2,218,733)	(5,453,393)	(7,672,126)
Fidelity Freedom Blend 2040 Fund	(2,603,048)	(3,364,357)	(5,967,405)
Fidelity Freedom Blend 2045 Fund	(1,718,858)	(3,350,429)	(5,069,287)
Fidelity Freedom Blend 2050 Fund	(1,599,137)	(1,144,790)	(2,743,927)
Fidelity Freedom Blend 2055 Fund	(759,684)	-	(759,684)

The tax character of distributions paid was as follows:

March 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Blend Income Fund	2,913,520	-	2,913,520
Fidelity Freedom Blend 2005 Fund	707,475	-	707,475
Fidelity Freedom Blend 2010 Fund	2,131,742	-	2,131,742
Fidelity Freedom Blend 2015 Fund	6,258,312	-	6,258,312
Fidelity Freedom Blend 2020 Fund	19,922,482	-	19,922,482
Fidelity Freedom Blend 2025 Fund	38,268,644	-	38,268,644
Fidelity Freedom Blend 2030 Fund	48,884,420	-	48,884,420
Fidelity Freedom Blend 2035 Fund	48,336,335	747,547	49,083,882
Fidelity Freedom Blend 2040 Fund	40,508,311	-	40,508,311
Fidelity Freedom Blend 2045 Fund	35,281,519	1,445,427	36,726,946
Fidelity Freedom Blend 2050 Fund	30,683,979	878,476	31,562,455
Fidelity Freedom Blend 2055 Fund	19,912,299	1,325,291	21,237,590
Fidelity Freedom Blend 2060 Fund	9,450,440	724,819	10,175,259
Fidelity Freedom Blend 2065 Fund	2,577,317	210,005	2,787,322

March 31, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Blend Income Fund	3,019,140	1,116,894	4,136,034
Fidelity Freedom Blend 2005 Fund	776,501	389,198	1,165,699
Fidelity Freedom Blend 2010 Fund	2,642,802	1,469,179	4,111,981
Fidelity Freedom Blend 2015 Fund	7,111,084	5,220,236	12,331,320
Fidelity Freedom Blend 2020 Fund	21,409,414	18,345,131	39,754,545
Fidelity Freedom Blend 2025 Fund	40,118,995	32,370,011	72,489,006
Fidelity Freedom Blend 2030 Fund	43,334,671	38,049,431	81,384,102
Fidelity Freedom Blend 2035 Fund	39,737,412	45,222,370	84,959,782
Fidelity Freedom Blend 2040 Fund	35,563,175	46,762,724	82,325,899
Fidelity Freedom Blend 2045 Fund	31,149,116	41,106,455	72,255,571
Fidelity Freedom Blend 2050 Fund	27,058,159	34,475,003	61,533,162
Fidelity Freedom Blend 2055 Fund	16,169,861	19,924,330	36,094,191
Fidelity Freedom Blend 2060 Fund	6,737,000	7,502,460	14,239,460
Fidelity Freedom Blend 2065 Fund	1,299,103	1,101,938	2,401,041
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Freedom Blend Income Fund
Equity Risk
Futures Contracts	(205,956)	76,877
Total Equity Risk	(205,956)	76,877
Interest Rate Risk
Futures Contracts	(147,041)	(19,698)
Total Interest Rate Risk	(147,041)	(19,698)
Totals	(352,997)	57,179
Fidelity Freedom Blend 2010 Fund
Equity Risk
Futures Contracts	(157,407)	57,948
Total Equity Risk	(157,407)	57,948
Interest Rate Risk
Futures Contracts	(131,891)	(19,414)
Total Interest Rate Risk	(131,891)	(19,414)
Totals	(289,298)	38,534
Fidelity Freedom Blend 2015 Fund
Equity Risk
Futures Contracts	(431,494)	160,023
Total Equity Risk	(431,494)	160,023
Interest Rate Risk
Futures Contracts	(366,338)	(45,900)
Total Interest Rate Risk	(366,338)	(45,900)
Totals	(797,832)	114,123
Fidelity Freedom Blend 2020 Fund
Equity Risk
Futures Contracts	(1,503,009)	541,422
Total Equity Risk	(1,503,009)	541,422
Interest Rate Risk
Futures Contracts	(1,269,234)	(160,499)
Total Interest Rate Risk	(1,269,234)	(160,499)
Totals	(2,772,243)	380,923
Fidelity Freedom Blend 2025 Fund
Equity Risk
Futures Contracts	(2,927,154)	1,034,825
Total Equity Risk	(2,927,154)	1,034,825
Interest Rate Risk
Futures Contracts	(2,487,342)	(277,281)
Total Interest Rate Risk	(2,487,342)	(277,281)
Totals	(5,414,496)	757,544
Fidelity Freedom Blend 2030 Fund
Equity Risk
Futures Contracts	(3,710,275)	1,191,807
Total Equity Risk	(3,710,275)	1,191,807
Interest Rate Risk
Futures Contracts	(3,226,585)	(269,953)
Total Interest Rate Risk	(3,226,585)	(269,953)
Totals	(6,936,860)	921,854
Fidelity Freedom Blend 2035 Fund
Equity Risk
Futures Contracts	(3,925,905)	1,245,099
Total Equity Risk	(3,925,905)	1,245,099
Interest Rate Risk
Futures Contracts	(3,437,554)	(239,312)
Total Interest Rate Risk	(3,437,554)	(239,312)
Totals	(7,363,459)	1,005,787
Fidelity Freedom Blend 2040 Fund
Equity Risk
Futures Contracts	(3,784,451)	1,147,063
Total Equity Risk	(3,784,451)	1,147,063
Interest Rate Risk
Futures Contracts	(3,178,402)	(191,746)
Total Interest Rate Risk	(3,178,402)	(191,746)
Totals	(6,962,853)	955,317
Fidelity Freedom Blend 2045 Fund
Equity Risk
Futures Contracts	(3,342,385)	1,027,453
Total Equity Risk	(3,342,385)	1,027,453
Interest Rate Risk
Futures Contracts	(2,791,576)	(46,110)
Total Interest Rate Risk	(2,791,576)	(46,110)
Totals	(6,133,961)	981,343
Fidelity Freedom Blend 2050 Fund
Equity Risk
Futures Contracts	(2,951,491)	886,734
Total Equity Risk	(2,951,491)	886,734
Interest Rate Risk
Futures Contracts	(2,471,228)	(23,976)
Total Interest Rate Risk	(2,471,228)	(23,976)
Totals	(5,422,719)	862,758
Fidelity Freedom Blend 2055 Fund
Equity Risk
Futures Contracts	(1,887,931)	549,590
Total Equity Risk	(1,887,931)	549,590
Interest Rate Risk
Futures Contracts	(1,549,942)	4,691
Total Interest Rate Risk	(1,549,942)	4,691
Totals	(3,437,873)	554,281
Fidelity Freedom Blend 2060 Fund
Equity Risk
Futures Contracts	(869,752)	236,899
Total Equity Risk	(869,752)	236,899
Interest Rate Risk
Futures Contracts	(734,256)	22,881
Total Interest Rate Risk	(734,256)	22,881
Totals	(1,604,008)	259,780
Fidelity Freedom Blend 2065 Fund
Equity Risk
Futures Contracts	(138,037)	(5,573)
Total Equity Risk	(138,037)	(5,573)
Interest Rate Risk
Futures Contracts	(38,995)	51,775
Total Interest Rate Risk	(38,995)	51,775
Totals	(177,032)	46,202

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Blend Income Fund	36,574,279	38,504,916
Fidelity Freedom Blend 2005 Fund	9,326,668	10,528,404
Fidelity Freedom Blend 2010 Fund	24,419,226	21,490,410
Fidelity Freedom Blend 2015 Fund	52,463,660	74,808,607
Fidelity Freedom Blend 2020 Fund	178,061,891	230,836,354
Fidelity Freedom Blend 2025 Fund	359,132,991	368,262,441
Fidelity Freedom Blend 2030 Fund	565,312,950	357,879,368
Fidelity Freedom Blend 2035 Fund	649,930,080	359,722,085
Fidelity Freedom Blend 2040 Fund	621,951,174	298,628,534
Fidelity Freedom Blend 2045 Fund	528,557,926	228,870,419
Fidelity Freedom Blend 2050 Fund	497,449,839	189,667,884
Fidelity Freedom Blend 2055 Fund	369,797,913	122,960,043
Fidelity Freedom Blend 2060 Fund	228,129,797	61,029,665
Fidelity Freedom Blend 2065 Fund	104,477,080	40,435,346

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6, Premier Class)
Fidelity Freedom Blend Income Fund	.41%	.31%
Fidelity Freedom Blend 2005 Fund	.41%	.31%
Fidelity Freedom Blend 2010 Fund	.41%	.31%
Fidelity Freedom Blend 2015 Fund	.42%	.32%
Fidelity Freedom Blend 2020 Fund	.44%	.34%
Fidelity Freedom Blend 2025 Fund	.45%	.35%
Fidelity Freedom Blend 2030 Fund	.46%	.36%
Fidelity Freedom Blend 2035 Fund	.47%	.37%
Fidelity Freedom Blend 2040 Fund	.48%	.38%
Fidelity Freedom Blend 2045 Fund	.49%	.39%
Fidelity Freedom Blend 2050 Fund	.49%	.39%
Fidelity Freedom Blend 2055 Fund	.49%	.39%
Fidelity Freedom Blend 2060 Fund	.49%	.39%
Fidelity Freedom Blend 2065 Fund	.49%	.39%

Under the expense contract, the investment adviser pays class-level expenses for Class K6, Class Z6 and Premier Class of each Fund as necessary so that Class K6, Class Z6 and Premier Class total expenses do not exceed certain amounts of Class K6, Class Z6 and Premier Class average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

	Annual % of Class-Level Average Net Assets (Classes K6, Z6)	Annual % of Class-Level Average Net Assets (Premier Class)
Fidelity Freedom Blend Income Fund	.21%	.19%
Fidelity Freedom Blend 2005 Fund	.21%	.19%
Fidelity Freedom Blend 2010 Fund	.21%	.19%
Fidelity Freedom Blend 2015 Fund	.22%	.20%
Fidelity Freedom Blend 2020 Fund	.24%	.21%
Fidelity Freedom Blend 2025 Fund	.25%	.22%
Fidelity Freedom Blend 2030 Fund	.26%	.23%
Fidelity Freedom Blend 2035 Fund	.27%	.23%
Fidelity Freedom Blend 2040 Fund	.28%	.24%
Fidelity Freedom Blend 2045 Fund	.29%	.25%
Fidelity Freedom Blend 2050 Fund	.29%	.25%
Fidelity Freedom Blend 2055 Fund	.29%	.25%
Fidelity Freedom Blend 2060 Fund	.29%	.25%
Fidelity Freedom Blend 2065 Fund	.29%	.25%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Freedom Blend Income Fund
Class A	- %	.25%	7,252	-
Class M	.25%	.25%	614	326
Class C	.75%	.25%	3,375	221
			11,241	547
Fidelity Freedom Blend 2005 Fund
Class A	- %	.25%	963	-
Class M	.25%	.25%	627	516
Class C	.75%	.25%	1,305	1,095
			2,895	1,611
Fidelity Freedom Blend 2010 Fund
Class A	- %	.25%	1,437	14
Class M	.25%	.25%	1,500	320
Class C	.75%	.25%	2,133	880
			5,070	1,214
Fidelity Freedom Blend 2015 Fund
Class A	- %	.25%	2,823	-
Class M	.25%	.25%	3,608	-
Class C	.75%	.25%	6,619	1,047
			13,050	1,047
Fidelity Freedom Blend 2020 Fund
Class A	- %	.25%	15,649	102
Class M	.25%	.25%	5,456	-
Class C	.75%	.25%	12,197	2,399
			33,302	2,501
Fidelity Freedom Blend 2025 Fund
Class A	- %	.25%	28,594	867
Class M	.25%	.25%	10,975	-
Class C	.75%	.25%	22,113	6,248
			61,682	7,115
Fidelity Freedom Blend 2030 Fund
Class A	- %	.25%	40,672	962
Class M	.25%	.25%	14,030	-
Class C	.75%	.25%	30,587	8,096
			85,289	9,058
Fidelity Freedom Blend 2035 Fund
Class A	- %	.25%	43,473	1,199
Class M	.25%	.25%	14,744	-
Class C	.75%	.25%	26,411	6,629
			84,628	7,828
Fidelity Freedom Blend 2040 Fund
Class A	- %	.25%	33,851	686
Class M	.25%	.25%	9,350	-
Class C	.75%	.25%	28,356	6,981
			71,557	7,667
Fidelity Freedom Blend 2045 Fund
Class A	- %	.25%	26,866	838
Class M	.25%	.25%	13,104	-
Class C	.75%	.25%	30,051	5,817
			70,021	6,655
Fidelity Freedom Blend 2050 Fund
Class A	- %	.25%	24,731	1,591
Class M	.25%	.25%	6,938	-
Class C	.75%	.25%	25,491	7,848
			57,160	9,439
Fidelity Freedom Blend 2055 Fund
Class A	- %	.25%	20,501	1,054
Class M	.25%	.25%	7,518	-
Class C	.75%	.25%	14,437	6,433
			42,456	7,487
Fidelity Freedom Blend 2060 Fund
Class A	- %	.25%	13,412	1,280
Class M	.25%	.25%	5,106	-
Class C	.75%	.25%	11,757	4,178
			30,275	5,458
Fidelity Freedom Blend 2065 Fund
Class A	- %	.25%	7,454	401
Class M	.25%	.25%	2,530	194
Class C	.75%	.25%	7,775	3,220
			17,759	3,815

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Freedom Blend Income Fund
Class A	419
Class M	101
520
Fidelity Freedom Blend 2005 Fund
Class A	49
Class M	2
51
Fidelity Freedom Blend 2015 Fund
Class A	137
Class M	50
Class C A	40
227
Fidelity Freedom Blend 2020 Fund
Class A	1,355
Class M	322
Class C A	216
1,893
Fidelity Freedom Blend 2025 Fund
Class A	2,600
Class M	435
Class C A	4,556
7,591
Fidelity Freedom Blend 2030 Fund
Class A	5,043
Class M	1,590
Class C A	445
7,078
Fidelity Freedom Blend 2035 Fund
Class A	8,837
Class M	1,635
Class C A	431
10,903
Fidelity Freedom Blend 2040 Fund
Class A	9,463
Class M	1,488
Class C A	586
11,537
Fidelity Freedom Blend 2045 Fund
Class A	9,027
Class M	1,227
Class C A	573
10,827
Fidelity Freedom Blend 2050 Fund
Class A	8,353
Class M	1,649
Class C A	292
10,294
Fidelity Freedom Blend 2055 Fund
Class A	9,308
Class M	1,216
Class C A	854
11,378
Fidelity Freedom Blend 2060 Fund
Class A	8,429
Class M	1,025
Class C A	396
9,850
Fidelity Freedom Blend 2065 Fund
Class A	7,858
Class M	654
Class C A	94
8,606
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Changes in Net Assets.
Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Blend Income Fund	1,713,756	47,259
Fidelity Freedom Blend 2005 Fund	450,152	13,955
Fidelity Freedom Blend 2010 Fund	1,376,737	37,364
Fidelity Freedom Blend 2015 Fund	3,222,853	92,740
Fidelity Freedom Blend 2020 Fund	8,363,160	232,171
Fidelity Freedom Blend 2025 Fund	12,326,016	334,712
Fidelity Freedom Blend 2030 Fund	10,623,299	208,876
7. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of class-level average net assets on an annual basis. This reimbursement will remain in place through July 31, 2025. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement ($)
Fidelity Freedom Blend 2065 Fund
Class A	80
Class M	14
Class C	23
Fidelity Freedom Blend 2065 Fund	238
Class K	14
Class K6	1,789
Class I	96
Class Z	9
Class Z6	223
Premier Class	485

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits ($)	Transfer Agent credits ($)
Fidelity Freedom Blend Income Fund	596	-
Fidelity Freedom Blend 2005 Fund	12	-
Fidelity Freedom Blend 2010 Fund	551	-
Fidelity Freedom Blend 2015 Fund	331	-
Fidelity Freedom Blend 2020 Fund	177	-
Fidelity Freedom Blend 2025 Fund	165	-
Fidelity Freedom Blend 2030 Fund	149	-
Fidelity Freedom Blend 2035 Fund	106	-
Fidelity Freedom Blend 2040 Fund	179	2
Fidelity Freedom Blend 2045 Fund	119	-
Fidelity Freedom Blend 2050 Fund	117	-
Fidelity Freedom Blend 2055 Fund	142	-
Fidelity Freedom Blend 2060 Fund	287	-
Fidelity Freedom Blend 2065 Fund	7	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2024	Year ended March 31, 2023
Fidelity Freedom Blend Income Fund
Distributions to shareholders
Class A	$79,902	$116,490
Class M	2,996	4,971
Class C	6,512	14,629
Fidelity Freedom Blend Income Fund	112,733	212,625
Class K	85,854	81,273
Class K6	1,197,256	1,701,060
Class I	56,427	100,153
Class Z	39,108	48,126
Class Z6	625,039	814,022
Premier Class	707,693	1,042,685
Total	$ 2,913,520	$ 4,136,034
Fidelity Freedom Blend 2005 Fund
Distributions to shareholders
Class A	$17,694	$16,330
Class M	3,089	5,347
Class C	2,789	5,080
Fidelity Freedom Blend 2005 Fund	24,328	76,359
Class K	2,980	8,972
Class K6	244,155	412,760
Class I	6,460	27,388
Class Z	3,170	5,997
Class Z6	115,555	114,079
Premier Class	287,255	493,387
Total	$ 707,475	$ 1,165,699
Fidelity Freedom Blend 2010 Fund
Distributions to shareholders
Class A	$13,690	$45,341
Class M	6,351	12,704
Class C	3,713	9,567
Fidelity Freedom Blend 2010 Fund	136,931	253,618
Class K	75,407	255,442
Class K6	858,517	1,652,201
Class I	18,462	45,027
Class Z	3,120	26,172
Class Z6	192,290	268,466
Premier Class	823,261	1,543,443
Total	$ 2,131,742	$ 4,111,981
Fidelity Freedom Blend 2015 Fund
Distributions to shareholders
Class A	$25,183	$37,027
Class M	12,927	44,137
Class C	15,612	24,937
Fidelity Freedom Blend 2015 Fund	328,798	665,666
Class K	143,848	332,573
Class K6	2,345,936	4,198,317
Class I	117,595	249,465
Class Z	5,421	6,127
Class Z6	900,277	1,573,497
Premier Class	2,362,715	5,199,574
Total	$ 6,258,312	$ 12,331,320
Fidelity Freedom Blend 2020 Fund
Distributions to shareholders
Class A	$148,037	$277,672
Class M	22,019	64,759
Class C	19,319	53,607
Fidelity Freedom Blend 2020 Fund	1,239,778	2,818,726
Class K	376,958	1,039,799
Class K6	8,533,284	14,649,569
Class I	146,915	444,243
Class Z	46,110	39,081
Class Z6	1,842,721	3,075,626
Premier Class	7,547,341	17,291,463
Total	$ 19,922,482	$ 39,754,545
Fidelity Freedom Blend 2025 Fund
Distributions to shareholders
Class A	$297,652	$405,884
Class M	41,720	98,165
Class C	36,867	79,395
Fidelity Freedom Blend 2025 Fund	2,231,659	4,459,526
Class K	562,917	1,603,946
Class K6	16,553,056	28,549,806
Class I	389,338	1,218,813
Class Z	78,713	105,370
Class Z6	3,899,578	6,968,137
Premier Class	14,177,144	28,999,964
Total	$ 38,268,644	$ 72,489,006
Fidelity Freedom Blend 2030 Fund
Distributions to shareholders
Class A	$424,619	$524,867
Class M	53,424	117,277
Class C	44,964	121,107
Fidelity Freedom Blend 2030 Fund	2,679,794	4,528,412
Class K	914,689	2,179,462
Class K6	19,934,548	30,467,889
Class I	792,573	1,827,688
Class Z	245,686	252,028
Class Z6	4,759,866	6,745,403
Premier Class	19,034,257	34,619,969
Total	$ 48,884,420	$ 81,384,102
Fidelity Freedom Blend 2035 Fund
Distributions to shareholders
Class A	$386,475	$463,827
Class M	52,968	124,093
Class C	38,476	89,040
Fidelity Freedom Blend 2035 Fund	3,474,637	5,882,334
Class K	525,127	1,517,806
Class K6	19,080,663	29,357,583
Class I	665,604	1,398,381
Class Z	64,714	77,389
Class Z6	5,034,490	7,878,264
Premier Class	19,760,728	38,171,065
Total	$ 49,083,882	$ 84,959,782
Fidelity Freedom Blend 2040 Fund
Distributions to shareholders
Class A	$282,366	$399,557
Class M	27,910	73,645
Class C	34,304	115,744
Fidelity Freedom Blend 2040 Fund	3,641,211	6,683,694
Class K	442,393	1,297,392
Class K6	15,423,569	28,701,792
Class I	578,188	1,338,667
Class Z	129,648	194,242
Class Z6	3,684,797	6,191,127
Premier Class	16,263,925	37,330,039
Total	$ 40,508,311	$ 82,325,899
Fidelity Freedom Blend 2045 Fund
Distributions to shareholders
Class A	$224,347	$291,421
Class M	42,643	130,962
Class C	37,868	120,759
Fidelity Freedom Blend 2045 Fund	2,327,648	3,808,620
Class K	373,542	1,131,566
Class K6	14,220,432	25,296,807
Class I	640,754	1,345,902
Class Z	93,744	143,826
Class Z6	3,278,887	5,383,249
Premier Class	15,487,081	34,602,459
Total	$ 36,726,946	$ 72,255,571
Fidelity Freedom Blend 2050 Fund
Distributions to shareholders
Class A	$196,933	$293,937
Class M	23,665	52,568
Class C	33,618	81,697
Fidelity Freedom Blend 2050 Fund	2,194,556	3,783,768
Class K	269,914	748,216
Class K6	13,041,494	24,014,614
Class I	782,769	1,425,202
Class Z	66,623	112,709
Class Z6	2,574,075	4,041,735
Premier Class	12,378,808	26,978,716
Total	$ 31,562,455	$ 61,533,162
Fidelity Freedom Blend 2055 Fund
Distributions to shareholders
Class A	$183,379	$198,416
Class M	26,973	48,510
Class C	23,048	42,541
Fidelity Freedom Blend 2055 Fund	1,479,054	2,353,393
Class K	166,660	430,577
Class K6	10,011,636	16,415,962
Class I	665,129	1,062,760
Class Z	48,602	96,290
Class Z6	1,762,496	2,501,799
Premier Class	6,870,613	12,943,943
Total	$ 21,237,590	$ 36,094,191
Fidelity Freedom Blend 2060 Fund
Distributions to shareholders
Class A	$117,186	$136,528
Class M	18,161	33,545
Class C	16,427	35,677
Fidelity Freedom Blend 2060 Fund	616,591	805,084
Class K	79,041	165,421
Class K6	5,606,874	7,840,731
Class I	341,648	478,110
Class Z	19,565	34,983
Class Z6	859,244	982,074
Premier Class	2,500,522	3,727,307
Total	$ 10,175,259	$ 14,239,460
Fidelity Freedom Blend 2065 Fund
Distributions to shareholders
Class A	$58,331	$59,011
Class M	9,007	16,605
Class C	10,153	21,776
Fidelity Freedom Blend 2065 Fund	188,049	199,671
Class K	19,124	35,941
Class K6	1,844,539	1,490,762
Class I	70,727	76,621
Class Z	7,408	9,039
Class Z6	186,176	113,497
Premier Class	393,808	378,118
Total	$ 2,787,322	$ 2,401,041
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2024	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2023
Fidelity Freedom Blend Income Fund
Class A
Shares sold	28,575	88,895	$270,837	$851,975
Reinvestment of distributions	8,381	12,421	79,902	116,490
Shares redeemed	(47,912)	(45,358)	(455,477)	(441,332)
Net increase (decrease)	(10,956)	55,958	$(104,738)	$527,133
Class M
Shares sold	2,035	1,834	$19,306	$17,489
Reinvestment of distributions	314	504	2,996	4,727
Shares redeemed	(645)	(3,284)	(5,988)	(31,324)
Net increase (decrease)	1,704	(946)	$16,314	$(9,108)
Class C
Shares sold	983	5,226	$9,194	$50,512
Reinvestment of distributions	690	1,575	6,512	14,629
Shares redeemed	(5,853)	(19,122)	(54,628)	(181,719)
Net increase (decrease)	(4,180)	(12,321)	$(38,922)	$(116,578)
Fidelity Freedom Blend Income Fund
Shares sold	109,397	103,867	$1,036,963	$983,299
Reinvestment of distributions	11,154	20,632	106,383	194,301
Shares redeemed	(226,740)	(150,693)	(2,140,528)	(1,440,713)
Net increase (decrease)	(106,189)	(26,194)	$(997,182)	$(263,113)
Class K
Shares sold	76,616	273,851	$726,829	$2,571,072
Reinvestment of distributions	9,013	8,706	85,854	81,273
Shares redeemed	(89,122)	(97,177)	(842,844)	(928,355)
Net increase (decrease)	(3,493)	185,380	$(30,161)	$1,723,990
Class K6
Shares sold	2,557,268	2,284,114	$24,307,591	$21,692,623
Reinvestment of distributions	125,496	180,545	1,197,256	1,701,060
Shares redeemed	(1,957,691)	(1,848,023)	(18,614,334)	(17,551,904)
Net increase (decrease)	725,073	616,636	$6,890,513	$5,841,779
Class I
Shares sold	19,758	27,576	$186,952	$261,936
Reinvestment of distributions	5,923	10,638	56,427	100,153
Shares redeemed	(131,548)	(37,960)	(1,250,935)	(374,990)
Net increase (decrease)	(105,867)	254	$(1,007,556)	$(12,901)
Class Z
Shares sold	46,971	1,563	$441,120	$14,901
Reinvestment of distributions	4,071	4,744	38,842	44,682
Shares redeemed	(10,005)	(15,613)	(94,860)	(150,120)
Net increase (decrease)	41,037	(9,306)	$385,102	$(90,537)
Class Z6
Shares sold	308,737	686,185	$2,927,576	$6,553,385
Reinvestment of distributions	65,592	86,536	625,039	814,022
Shares redeemed	(1,210,353)	(240,773)	(11,639,153)	(2,282,953)
Net increase (decrease)	(836,024)	531,948	$(8,086,538)	$5,084,454
Premier Class
Shares sold	406,360	385,603	$3,842,906	$3,699,432
Reinvestment of distributions	74,285	110,664	707,693	1,042,685
Shares redeemed	(358,867)	(497,401)	(3,377,688)	(4,724,096)
Net increase (decrease)	121,778	(1,134)	$1,172,911	$18,021
Fidelity Freedom Blend 2005 Fund
Class A
Shares sold	40,409	36,159	$387,818	$337,579
Reinvestment of distributions	1,841	1,736	17,693	16,330
Shares redeemed	(20,066)	(39,004)	(190,259)	(366,205)
Net increase (decrease)	22,184	(1,109)	$215,252	$(12,296)
Class M
Shares sold	107	110	$1,019	$1,043
Reinvestment of distributions	322	569	3,089	5,347
Shares redeemed	(157)	(227)	(1,471)	(2,134)
Net increase (decrease)	272	452	$2,637	$4,256
Class C
Shares sold	2,031	2,039	$19,060	$19,310
Reinvestment of distributions	292	543	2,789	5,080
Shares redeemed	(14)	(16,173)	(130)	(161,648)
Net increase (decrease)	2,309	(13,591)	$21,719	$(137,258)
Fidelity Freedom Blend 2005 Fund
Shares sold	17,888	5,129	$169,140	$49,612
Reinvestment of distributions	2,488	8,073	23,969	75,939
Shares redeemed	(92,977)	(18,171)	(887,660)	(174,639)
Net increase (decrease)	(72,601)	(4,969)	$(694,551)	$(49,088)
Class K
Shares sold	14,791	5,707	$142,564	$52,392
Reinvestment of distributions	308	931	2,980	8,972
Shares redeemed	(796)	(36,619)	(7,513)	(336,995)
Net increase (decrease)	14,303	(29,981)	$138,031	$(275,631)
Class K6
Shares sold	313,713	286,989	$2,992,205	$2,754,107
Reinvestment of distributions	25,343	43,770	244,155	412,760
Shares redeemed	(428,367)	(340,985)	(4,091,539)	(3,300,915)
Net increase (decrease)	(89,311)	(10,226)	$(855,179)	$(134,048)
Class I
Shares sold	3,401	81,492	$32,426	$749,658
Reinvestment of distributions	673	2,940	6,460	27,388
Shares redeemed	(40,419)	(81,725)	(382,028)	(789,743)
Net increase (decrease)	(36,345)	2,707	$(343,142)	$(12,697)
Class Z
Reinvestment of distributions	329	527	3,170	4,966
Shares redeemed	(14)	(4,177)	(135)	(39,972)
Net increase (decrease)	315	(3,650)	$3,035	$(35,006)
Class Z6
Shares sold	213,537	110,083	$2,023,528	$1,061,906
Reinvestment of distributions	11,994	12,147	115,555	114,079
Shares redeemed	(133,493)	(89,904)	(1,273,671)	(853,718)
Net increase (decrease)	92,038	32,326	$865,412	$322,267
Premier Class
Shares sold	96,420	350,614	$916,913	$3,280,116
Reinvestment of distributions	29,871	52,607	287,255	493,387
Shares redeemed	(188,575)	(326,033)	(1,800,807)	(3,095,278)
Net increase (decrease)	(62,284)	77,188	$(596,639)	$678,225
Fidelity Freedom Blend 2010 Fund
Class A
Shares sold	4,096	61,801	$38,773	$584,095
Reinvestment of distributions	1,409	4,893	13,690	45,341
Shares redeemed	(7,787)	(69,199)	(73,987)	(653,070)
Net increase (decrease)	(2,282)	(2,505)	$(21,524)	$(23,634)
Class M
Shares sold	4,688	-	$44,619	$ -
Reinvestment of distributions	653	1,351	6,351	12,704
Shares redeemed	(3,805)	(6,183)	(35,510)	(57,445)
Net increase (decrease)	1,536	(4,832)	$15,460	$(44,741)
Class C
Shares sold	1,356	1,120	$12,780	$10,424
Reinvestment of distributions	386	1,027	3,713	9,567
Shares redeemed	(3,036)	(5,837)	(28,184)	(54,762)
Net increase (decrease)	(1,294)	(3,690)	$(11,691)	$(34,771)
Fidelity Freedom Blend 2010 Fund
Shares sold	184,912	195,321	$1,759,376	$1,859,747
Reinvestment of distributions	13,395	25,818	130,155	241,016
Shares redeemed	(250,328)	(152,573)	(2,396,875)	(1,446,138)
Net increase (decrease)	(52,021)	68,566	$(507,344)	$654,625
Class K
Shares sold	85,659	121,959	$830,192	$1,113,513
Reinvestment of distributions	7,729	27,121	75,407	255,441
Shares redeemed	(49,371)	(503,823)	(476,923)	(4,748,924)
Net increase (decrease)	44,017	(354,743)	$428,676	$(3,379,970)
Class K6
Shares sold	1,089,217	1,259,207	$10,561,141	$12,266,739
Reinvestment of distributions	87,941	175,397	858,517	1,652,201
Shares redeemed	(871,588)	(1,552,759)	(8,379,121)	(14,864,399)
Net increase (decrease)	305,570	(118,155)	$3,040,537	$(945,459)
Class I
Shares sold	5,890	26,510	$56,476	$252,216
Reinvestment of distributions	1,896	4,796	18,463	45,026
Shares redeemed	(8,579)	(66,877)	(82,295)	(639,859)
Net increase (decrease)	(793)	(35,571)	$(7,356)	$(342,617)
Class Z
Shares sold	-	63,853	$ -	$617,460
Reinvestment of distributions	322	2,715	3,110	24,954
Shares redeemed	(67,645)	(3,467)	(646,000)	(34,113)
Net increase (decrease)	(67,323)	63,101	$(642,890)	$608,301
Class Z6
Shares sold	587,287	352,161	$5,698,799	$3,349,221
Reinvestment of distributions	19,708	28,610	192,290	268,466
Shares redeemed	(320,621)	(326,210)	(3,090,821)	(3,107,777)
Net increase (decrease)	286,374	54,561	$2,800,268	$509,910
Premier Class
Shares sold	230,385	576,095	$2,207,620	$5,366,338
Reinvestment of distributions	84,512	164,594	823,261	1,543,443
Shares redeemed	(556,402)	(541,567)	(5,329,720)	(5,148,885)
Net increase (decrease)	(241,505)	199,122	$(2,298,839)	$1,760,896
Fidelity Freedom Blend 2015 Fund
Class A
Shares sold	93,712	61,411	$915,108	$586,572
Reinvestment of distributions	2,578	3,962	25,183	37,026
Shares redeemed	(7,687)	(22,319)	(74,020)	(213,144)
Net increase (decrease)	88,603	43,054	$866,271	$410,454
Class M
Shares sold	1,141	65,534	$10,919	$630,673
Reinvestment of distributions	1,323	4,746	12,928	44,137
Shares redeemed	(22,443)	(43,851)	(205,224)	(409,421)
Net increase (decrease)	(19,979)	26,429	$(181,377)	$265,389
Class C
Shares sold	27,693	5,035	$266,081	$47,469
Reinvestment of distributions	1,616	2,686	15,612	24,937
Shares redeemed	(3,996)	(6,300)	(37,515)	(56,526)
Net increase (decrease)	25,313	1,421	$244,178	$15,880
Fidelity Freedom Blend 2015 Fund
Shares sold	259,663	692,326	$2,472,049	$6,702,032
Reinvestment of distributions	28,768	60,063	281,166	561,182
Shares redeemed	(457,372)	(583,474)	(4,382,093)	(5,550,362)
Net increase (decrease)	(168,941)	168,915	$(1,628,878)	$1,712,852
Class K
Shares sold	161,130	36,525	$1,574,263	$346,040
Reinvestment of distributions	14,673	35,431	143,848	332,573
Shares redeemed	(123,263)	(226,823)	(1,200,092)	(2,148,833)
Net increase (decrease)	52,540	(154,867)	$518,019	$(1,470,220)
Class K6
Shares sold	3,029,230	2,560,917	$29,400,666	$24,260,314
Reinvestment of distributions	238,588	446,386	2,345,936	4,198,317
Shares redeemed	(2,863,348)	(2,660,678)	(27,671,658)	(25,309,154)
Net increase (decrease)	404,470	346,625	$4,074,944	$3,149,477
Class I
Shares sold	15,783	50,014	$150,775	$457,446
Reinvestment of distributions	12,024	26,697	117,595	249,465
Shares redeemed	(85,977)	(33,284)	(822,068)	(312,617)
Net increase (decrease)	(58,170)	43,427	$(553,698)	$394,294
Class Z
Shares sold	9,130	-	$89,104	$ -
Reinvestment of distributions	552	653	5,421	6,127
Shares redeemed	(272)	-	(2,646)	-
Net increase (decrease)	9,410	653	$91,879	$6,127
Class Z6
Shares sold	534,768	1,067,797	$5,146,764	$10,158,848
Reinvestment of distributions	91,943	168,202	900,276	1,573,496
Shares redeemed	(2,551,520)	(697,000)	(24,913,700)	(6,586,893)
Net increase (decrease)	(1,924,809)	538,999	$(18,866,660)	$5,145,451
Premier Class
Shares sold	832,315	789,648	$8,059,835	$7,525,224
Reinvestment of distributions	241,111	553,818	2,362,715	5,199,574
Shares redeemed	(1,796,034)	(2,470,409)	(17,415,479)	(23,530,015)
Net increase (decrease)	(722,608)	(1,126,943)	$(6,992,929)	$(10,805,217)
Fidelity Freedom Blend 2020 Fund
Class A
Shares sold	180,123	191,049	$1,736,139	$1,821,689
Reinvestment of distributions	14,784	29,400	148,038	277,671
Shares redeemed	(167,886)	(112,894)	(1,612,960)	(1,092,250)
Net increase (decrease)	27,021	107,555	$271,217	$1,007,110
Class M
Shares sold	8,440	19,716	$82,315	$199,483
Reinvestment of distributions	2,198	6,820	22,019	64,759
Shares redeemed	(29,730)	(27,640)	(285,139)	(260,512)
Net increase (decrease)	(19,092)	(1,104)	$(180,805)	$3,730
Class C
Shares sold	19,630	45,012	$195,817	$424,666
Reinvestment of distributions	1,944	5,712	19,319	53,607
Shares redeemed	(24,016)	(37,191)	(231,133)	(366,329)
Net increase (decrease)	(2,442)	13,533	$(15,997)	$111,944
Fidelity Freedom Blend 2020 Fund
Shares sold	2,039,429	1,885,503	$20,076,133	$18,426,848
Reinvestment of distributions	96,257	220,090	965,005	2,085,544
Shares redeemed	(2,751,552)	(2,346,487)	(27,025,521)	(22,753,671)
Net increase (decrease)	(615,866)	(240,894)	$(5,984,383)	$(2,241,279)
Class K
Shares sold	1,107,135	322,748	$11,122,035	$3,018,715
Reinvestment of distributions	37,525	109,216	376,958	1,039,799
Shares redeemed	(788,280)	(837,992)	(7,860,168)	(8,164,094)
Net increase (decrease)	356,380	(406,028)	$3,638,825	$(4,105,580)
Class K6
Shares sold	10,931,738	13,179,899	$108,312,004	$126,237,825
Reinvestment of distributions	845,900	1,535,848	8,533,284	14,649,569
Shares redeemed	(10,448,164)	(9,777,988)	(103,793,719)	(94,675,303)
Net increase (decrease)	1,329,474	4,937,759	$13,051,569	$46,212,091
Class I
Shares sold	53,101	214,714	$519,320	$2,050,600
Reinvestment of distributions	14,658	46,856	146,915	444,243
Shares redeemed	(449,739)	(201,763)	(4,399,444)	(1,956,362)
Net increase (decrease)	(381,980)	59,807	$(3,733,209)	$538,481
Class Z
Shares sold	107,767	10,768	$1,051,798	$104,124
Reinvestment of distributions	4,548	4,039	45,806	38,354
Shares redeemed	(7,018)	(1,082)	(68,650)	(10,314)
Net increase (decrease)	105,297	13,725	$1,028,954	$132,164
Class Z6
Shares sold	1,381,268	3,870,717	$13,500,355	$37,483,137
Reinvestment of distributions	183,211	324,779	1,842,720	3,075,626
Shares redeemed	(4,482,948)	(1,829,280)	(44,661,597)	(17,718,735)
Net increase (decrease)	(2,918,469)	2,366,216	$(29,318,522)	$22,840,028
Premier Class
Shares sold	3,135,450	3,924,830	$30,823,123	$37,465,724
Reinvestment of distributions	749,966	1,814,834	7,547,341	17,291,463
Shares redeemed	(7,152,200)	(8,558,681)	(70,407,666)	(82,719,459)
Net increase (decrease)	(3,266,784)	(2,819,017)	$(32,037,202)	$(27,962,272)
Fidelity Freedom Blend 2025 Fund
Class A
Shares sold	658,507	532,942	$6,600,371	$5,151,738
Reinvestment of distributions	28,924	42,443	297,652	405,883
Shares redeemed	(295,286)	(237,358)	(2,952,720)	(2,291,501)
Net increase (decrease)	392,145	338,027	$3,945,303	$3,266,120
Class M
Shares sold	14,631	24,970	$146,731	$249,441
Reinvestment of distributions	4,023	10,167	41,719	98,164
Shares redeemed	(24,701)	(16,809)	(248,570)	(169,188)
Net increase (decrease)	(6,047)	18,328	$(60,120)	$178,417
Class C
Shares sold	84,559	76,504	$824,216	$744,520
Reinvestment of distributions	3,618	8,356	36,867	79,395
Shares redeemed	(95,600)	(31,647)	(958,703)	(300,419)
Net increase (decrease)	(7,423)	53,213	$(97,620)	$523,496
Fidelity Freedom Blend 2025 Fund
Shares sold	4,011,619	3,846,327	$40,374,408	$38,024,454
Reinvestment of distributions	168,500	335,411	1,735,215	3,213,767
Shares redeemed	(3,989,977)	(3,509,312)	(40,178,709)	(34,040,376)
Net increase (decrease)	190,142	672,426	$1,930,914	$7,197,845
Class K
Shares sold	1,344,030	588,577	$13,818,762	$5,616,312
Reinvestment of distributions	54,512	166,542	562,918	1,603,946
Shares redeemed	(1,180,102)	(1,242,990)	(11,853,811)	(12,149,263)
Net increase (decrease)	218,440	(487,871)	$2,527,869	$(4,929,005)
Class K6
Shares sold	22,054,641	23,957,124	$223,143,885	$232,565,516
Reinvestment of distributions	1,598,155	2,959,017	16,553,056	28,549,806
Shares redeemed	(18,475,478)	(16,884,952)	(187,773,082)	(165,599,976)
Net increase (decrease)	5,177,318	10,031,189	$51,923,859	$95,515,346
Class I
Shares sold	392,709	524,373	$3,884,954	$5,022,528
Reinvestment of distributions	37,742	127,015	389,338	1,218,813
Shares redeemed	(1,151,102)	(642,771)	(11,457,996)	(6,310,243)
Net increase (decrease)	(720,651)	8,617	$(7,183,704)	$(68,902)
Class Z
Shares sold	225,777	16,932	$2,261,481	$164,985
Reinvestment of distributions	7,417	10,507	76,774	101,155
Shares redeemed	(109,967)	(10,660)	(1,070,091)	(103,519)
Net increase (decrease)	123,227	16,779	$1,268,164	$162,621
Class Z6
Shares sold	2,907,631	6,603,067	$29,335,314	$64,633,097
Reinvestment of distributions	377,637	726,690	3,899,578	6,968,137
Shares redeemed	(9,659,922)	(3,045,375)	(98,971,479)	(29,686,600)
Net increase (decrease)	(6,374,654)	4,284,382	$(65,736,587)	$41,914,634
Premier Class
Shares sold	8,229,607	7,996,411	$82,949,433	$77,687,715
Reinvestment of distributions	1,371,543	3,011,322	14,177,144	28,999,964
Shares redeemed	(9,688,317)	(10,279,835)	(97,631,473)	(100,414,489)
Net increase (decrease)	(87,167)	727,898	$(504,896)	$6,273,190
Fidelity Freedom Blend 2030 Fund
Class A
Shares sold	933,465	497,448	$9,407,570	$4,871,768
Reinvestment of distributions	40,635	54,649	424,619	524,867
Shares redeemed	(223,119)	(148,916)	(2,239,066)	(1,444,702)
Net increase (decrease)	750,981	403,181	$7,593,123	$3,951,933
Class M
Shares sold	38,415	33,765	$385,406	$326,400
Reinvestment of distributions	5,104	12,154	53,424	117,277
Shares redeemed	(31,476)	(28,342)	(332,523)	(266,115)
Net increase (decrease)	12,043	17,577	$106,307	$177,562
Class C
Shares sold	74,096	106,663	$738,376	$1,030,946
Reinvestment of distributions	4,328	12,544	44,964	120,801
Shares redeemed	(48,041)	(126,129)	(476,684)	(1,231,953)
Net increase (decrease)	30,383	(6,922)	$306,656	$(80,206)
Fidelity Freedom Blend 2030 Fund
Shares sold	5,047,734	3,431,941	$51,541,536	$33,800,987
Reinvestment of distributions	218,887	370,548	2,294,732	3,573,074
Shares redeemed	(3,519,279)	(2,090,320)	(36,223,277)	(20,478,864)
Net increase (decrease)	1,747,342	1,712,169	$17,612,991	$16,895,197
Class K
Shares sold	2,531,318	944,208	$26,559,076	$8,939,404
Reinvestment of distributions	87,076	225,029	914,689	2,179,462
Shares redeemed	(2,241,559)	(1,105,953)	(22,981,284)	(10,996,278)
Net increase (decrease)	376,835	63,284	$4,492,481	$122,588
Class K6
Shares sold	30,358,023	29,542,745	$313,027,444	$288,543,331
Reinvestment of distributions	1,889,094	3,137,453	19,934,548	30,467,888
Shares redeemed	(17,551,885)	(16,237,064)	(181,582,748)	(160,002,599)
Net increase (decrease)	14,695,232	16,443,134	$151,379,244	$159,008,620
Class I
Shares sold	618,604	1,140,860	$6,379,056	$11,000,013
Reinvestment of distributions	75,582	189,453	792,572	1,827,688
Shares redeemed	(1,507,046)	(508,633)	(15,409,127)	(5,011,075)
Net increase (decrease)	(812,860)	821,680	$(8,237,499)	$7,816,626
Class Z
Shares sold	600,997	89,006	$6,101,894	$878,256
Reinvestment of distributions	22,416	26,054	236,085	252,028
Shares redeemed	(121,632)	(9,645)	(1,211,753)	(100,773)
Net increase (decrease)	501,781	105,415	$5,126,226	$1,029,511
Class Z6
Shares sold	4,388,780	10,155,271	$44,804,062	$99,384,552
Reinvestment of distributions	452,382	701,444	4,759,866	6,745,402
Shares redeemed	(7,901,960)	(2,515,795)	(82,373,618)	(24,641,380)
Net increase (decrease)	(3,060,798)	8,340,920	$(32,809,690)	$81,488,574
Premier Class
Shares sold	11,300,201	10,725,822	$115,287,530	$103,995,554
Reinvestment of distributions	1,809,682	3,571,102	19,034,257	34,619,969
Shares redeemed	(7,397,763)	(6,490,031)	(75,879,681)	(63,181,517)
Net increase (decrease)	5,712,120	7,806,893	$58,442,106	$75,434,006
Fidelity Freedom Blend 2035 Fund
Class A
Shares sold	1,011,706	861,142	$10,618,185	$8,444,099
Reinvestment of distributions	35,578	47,723	386,475	463,827
Shares redeemed	(313,529)	(125,097)	(3,266,252)	(1,223,148)
Net increase (decrease)	733,755	783,768	$7,738,408	$7,684,778
Class M
Shares sold	71,730	124,854	$749,704	$1,268,238
Reinvestment of distributions	4,885	12,676	52,968	124,093
Shares redeemed	(99,247)	(18,433)	(1,053,616)	(178,433)
Net increase (decrease)	(22,632)	119,097	$(250,944)	$1,213,898
Class C
Shares sold	60,884	73,544	$626,338	$714,366
Reinvestment of distributions	3,583	9,136	38,476	89,040
Shares redeemed	(22,607)	(24,087)	(233,728)	(233,302)
Net increase (decrease)	41,860	58,593	$431,086	$570,104
Fidelity Freedom Blend 2035 Fund
Shares sold	6,903,623	4,920,488	$72,683,072	$49,543,294
Reinvestment of distributions	253,693	459,514	2,765,355	4,520,905
Shares redeemed	(3,508,617)	(2,332,384)	(37,279,688)	(22,978,942)
Net increase (decrease)	3,648,699	3,047,618	$38,168,739	$31,085,257
Class K
Shares sold	1,463,711	533,250	$15,992,887	$5,217,204
Reinvestment of distributions	48,136	153,678	525,127	1,517,806
Shares redeemed	(1,216,652)	(931,296)	(12,736,606)	(9,586,061)
Net increase (decrease)	295,195	(244,368)	$3,781,408	$(2,851,051)
Class K6
Shares sold	32,262,508	27,101,597	$344,234,595	$268,498,441
Reinvestment of distributions	1,739,745	2,965,252	19,080,663	29,357,583
Shares redeemed	(15,963,243)	(10,893,958)	(172,145,867)	(108,242,956)
Net increase (decrease)	18,039,010	19,172,891	$191,169,391	$189,613,068
Class I
Shares sold	441,180	1,338,563	$4,641,126	$13,032,716
Reinvestment of distributions	61,073	142,709	665,604	1,398,381
Shares redeemed	(730,344)	(402,510)	(7,689,566)	(3,947,785)
Net increase (decrease)	(228,091)	1,078,762	$(2,382,836)	$10,483,312
Class Z
Shares sold	194,352	73,226	$2,064,870	$739,515
Reinvestment of distributions	5,884	7,823	64,346	76,704
Shares redeemed	(79,382)	(19,138)	(830,124)	(187,520)
Net increase (decrease)	120,854	61,911	$1,299,092	$628,699
Class Z6
Shares sold	4,594,343	11,339,481	$48,795,123	$112,485,643
Reinvestment of distributions	460,910	803,764	5,034,490	7,878,264
Shares redeemed	(8,659,259)	(2,920,719)	(93,888,007)	(28,951,321)
Net increase (decrease)	(3,604,006)	9,222,526	$(40,058,394)	$91,412,586
Premier Class
Shares sold	12,575,305	11,336,594	$133,177,021	$112,152,460
Reinvestment of distributions	1,806,223	3,862,777	19,760,728	38,171,065
Shares redeemed	(6,310,187)	(4,255,930)	(67,070,830)	(42,440,342)
Net increase (decrease)	8,071,341	10,943,441	$85,866,919	$107,883,183
Fidelity Freedom Blend 2040 Fund
Class A
Shares sold	762,630	543,263	$8,240,726	$5,374,808
Reinvestment of distributions	25,256	40,615	282,359	399,547
Shares redeemed	(191,983)	(94,364)	(2,066,039)	(934,707)
Net increase (decrease)	595,903	489,514	$6,457,046	$4,839,648
Class M
Shares sold	71,498	53,917	$783,389	$538,298
Reinvestment of distributions	2,494	7,442	27,910	73,644
Shares redeemed	(39,241)	(9,571)	(422,810)	(94,665)
Net increase (decrease)	34,751	51,788	$388,489	$517,277
Class C
Shares sold	58,648	92,975	$621,994	$905,318
Reinvestment of distributions	3,107	11,814	34,304	115,743
Shares redeemed	(51,466)	(30,518)	(533,274)	(296,607)
Net increase (decrease)	10,289	74,271	$123,024	$724,454
Fidelity Freedom Blend 2040 Fund
Shares sold	8,772,572	4,518,134	$94,152,109	$45,910,988
Reinvestment of distributions	260,887	512,291	2,934,978	5,082,322
Shares redeemed	(3,476,289)	(2,212,088)	(37,702,715)	(22,078,059)
Net increase (decrease)	5,557,170	2,818,337	$59,384,372	$28,915,251
Class K
Shares sold	863,150	693,460	$9,654,228	$6,798,097
Reinvestment of distributions	39,150	130,183	442,393	1,297,392
Shares redeemed	(780,759)	(741,504)	(8,336,024)	(7,618,532)
Net increase (decrease)	121,541	82,139	$1,760,597	$476,957
Class K6
Shares sold	28,878,217	22,215,267	$316,818,542	$223,413,063
Reinvestment of distributions	1,361,006	2,872,208	15,423,569	28,701,792
Shares redeemed	(13,040,228)	(9,132,510)	(144,673,499)	(91,784,339)
Net increase (decrease)	17,198,995	15,954,965	$187,568,612	$160,330,516
Class I
Shares sold	822,432	1,565,043	$8,765,641	$15,357,497
Reinvestment of distributions	51,302	135,781	577,663	1,338,667
Shares redeemed	(1,094,501)	(366,231)	(11,914,864)	(3,642,391)
Net increase (decrease)	(220,767)	1,334,593	$(2,571,560)	$13,053,773
Class Z
Shares sold	274,600	43,445	$2,962,191	$436,945
Reinvestment of distributions	11,463	19,482	129,648	194,242
Shares redeemed	(35,001)	(8,688)	(384,745)	(86,080)
Net increase (decrease)	251,062	54,239	$2,707,094	$545,107
Class Z6
Shares sold	4,416,036	9,247,938	$48,159,152	$92,129,024
Reinvestment of distributions	325,908	626,498	3,684,797	6,191,127
Shares redeemed	(5,886,864)	(2,034,786)	(65,521,834)	(20,632,192)
Net increase (decrease)	(1,144,920)	7,839,650	$(13,677,885)	$77,687,959
Premier Class
Shares sold	10,977,701	10,282,860	$119,123,851	$102,577,032
Reinvestment of distributions	1,437,881	3,740,593	16,263,925	37,330,039
Shares redeemed	(5,500,600)	(4,234,244)	(60,028,544)	(42,458,615)
Net increase (decrease)	6,914,982	9,789,209	$75,359,232	$97,448,456
Fidelity Freedom Blend 2045 Fund
Class A
Shares sold	660,459	526,224	$7,083,913	$5,272,708
Reinvestment of distributions	20,032	29,683	224,347	291,420
Shares redeemed	(106,510)	(135,747)	(1,135,114)	(1,406,709)
Net increase (decrease)	573,981	420,160	$6,173,146	$4,157,419
Class M
Shares sold	53,322	65,094	$576,872	$646,909
Reinvestment of distributions	3,821	13,237	42,633	130,962
Shares redeemed	(23,154)	(71,017)	(251,897)	(690,426)
Net increase (decrease)	33,989	7,314	$367,608	$87,445
Class C
Shares sold	50,107	76,897	$531,471	$752,431
Reinvestment of distributions	3,444	12,319	37,868	120,759
Shares redeemed	(37,640)	(24,269)	(403,047)	(235,734)
Net increase (decrease)	15,911	64,947	$166,292	$637,456
Fidelity Freedom Blend 2045 Fund
Shares sold	5,633,833	2,935,028	$61,027,381	$29,435,569
Reinvestment of distributions	162,768	278,017	1,831,781	2,753,562
Shares redeemed	(1,865,295)	(978,003)	(20,563,027)	(9,852,553)
Net increase (decrease)	3,931,306	2,235,042	$42,296,135	$22,336,578
Class K
Shares sold	680,795	360,340	$7,558,550	$3,547,643
Reinvestment of distributions	33,149	113,541	373,542	1,131,566
Shares redeemed	(589,543)	(605,504)	(6,247,457)	(6,180,705)
Net increase (decrease)	124,401	(131,623)	$1,684,635	$(1,501,496)
Class K6
Shares sold	25,996,458	18,921,393	$286,407,639	$189,391,246
Reinvestment of distributions	1,254,340	2,535,419	14,220,432	25,296,806
Shares redeemed	(11,638,221)	(6,980,434)	(129,947,145)	(70,162,863)
Net increase (decrease)	15,612,577	14,476,378	$170,680,926	$144,525,189
Class I
Shares sold	559,934	2,034,306	$6,054,701	$19,980,667
Reinvestment of distributions	57,056	137,242	640,754	1,345,903
Shares redeemed	(829,296)	(404,790)	(9,034,942)	(4,055,092)
Net increase (decrease)	(212,306)	1,766,758	$(2,339,487)	$17,271,478
Class Z
Shares sold	218,288	48,222	$2,380,153	$483,929
Reinvestment of distributions	8,291	14,436	93,744	143,826
Shares redeemed	(33,725)	(35,391)	(356,521)	(360,701)
Net increase (decrease)	192,854	27,267	$2,117,376	$267,054
Class Z6
Shares sold	3,998,417	8,080,910	$ 43,934,766	$ 80,459,960
Reinvestment of distributions	290,583	545,312	3,278,887	5,383,249
Shares redeemed	(5,145,037)	(1,689,203)	(57,521,401)	(17,022,273)
Net increase (decrease)	(856,037)	6,937,019	$(10,307,748)	$68,820,936
Premier Class
Shares sold	10,764,635	9,843,124	$117,125,010	$ 98,090,946
Reinvestment of distributions	1,370,818	3,471,482	15,487,081	34,602,459
Shares redeemed	(4,313,337)	(3,968,119)	(47,129,959)	(39,798,589)
Net increase (decrease)	7,822,116	9,346,487	$85,482,132	$92,894,816
Fidelity Freedom Blend 2050 Fund
Class A
Shares sold	580,115	467,973	$6,241,735	$4,585,695
Reinvestment of distributions	17,571	29,925	196,933	293,936
Shares redeemed	(295,718)	(73,788)	(3,186,191)	(727,535)
Net increase (decrease)	301,968	424,110	$3,252,477	$4,152,096
Class M
Shares sold	49,377	43,437	$536,055	$430,066
Reinvestment of distributions	2,121	5,330	23,665	52,568
Shares redeemed	(22,150)	(16,924)	(246,568)	(164,258)
Net increase (decrease)	29,348	31,843	$313,152	$318,376
Class C
Shares sold	68,860	84,115	$726,743	$828,272
Reinvestment of distributions	3,054	8,365	33,618	81,697
Shares redeemed	(16,739)	(17,414)	(179,726)	(174,539)
Net increase (decrease)	55,175	75,066	$580,635	$735,430
Fidelity Freedom Blend 2050 Fund
Shares sold	5,170,289	3,000,917	$55,559,880	$30,641,511
Reinvestment of distributions	160,230	296,528	1,803,004	2,934,307
Shares redeemed	(1,961,078)	(890,466)	(21,429,204)	(8,938,406)
Net increase (decrease)	3,369,441	2,406,979	$35,933,680	$24,637,412
Class K
Shares sold	558,330	393,924	$6,179,278	$3,901,859
Reinvestment of distributions	23,929	75,205	269,914	748,216
Shares redeemed	(367,960)	(500,398)	(3,873,954)	(5,065,314)
Net increase (decrease)	214,299	(31,269)	$2,575,238	$(415,239)
Class K6
Shares sold	24,978,051	17,655,896	$275,440,052	$176,614,728
Reinvestment of distributions	1,150,684	2,412,856	13,041,494	24,014,614
Shares redeemed	(10,227,759)	(6,216,242)	(113,727,896)	(62,385,026)
Net increase (decrease)	15,900,976	13,852,510	$174,753,650	$138,244,316
Class I
Shares sold	762,526	2,619,264	$8,195,653	$25,664,438
Reinvestment of distributions	69,647	146,016	782,769	1,425,202
Shares redeemed	(876,569)	(272,638)	(9,568,941)	(2,678,433)
Net increase (decrease)	(44,396)	2,492,642	$(590,519)	$24,411,207
Class Z
Shares sold	187,233	48,764	$2,019,595	$491,801
Reinvestment of distributions	5,879	11,319	66,524	112,708
Shares redeemed	(61,424)	(49,651)	(649,471)	(505,732)
Net increase (decrease)	131,688	10,432	$1,436,648	$98,777
Class Z6
Shares sold	3,696,861	6,055,612	$40,427,359	$60,136,834
Reinvestment of distributions	227,919	409,972	2,574,042	4,041,735
Shares redeemed	(3,669,287)	(1,386,495)	(41,073,098)	(13,975,370)
Net increase (decrease)	255,493	5,079,089	$1,928,303	$50,203,199
Premier Class
Shares sold	10,540,567	9,287,205	$114,506,891	$92,663,094
Reinvestment of distributions	1,096,212	2,713,219	12,378,808	26,978,716
Shares redeemed	(3,887,221)	(3,260,182)	(42,462,924)	(32,725,126)
Net increase (decrease)	7,749,558	8,740,242	$84,422,775	$86,916,684
Fidelity Freedom Blend 2055 Fund
Class A
Shares sold	555,526	400,849	$6,004,447	$3,965,548
Reinvestment of distributions	16,319	20,157	183,379	198,415
Shares redeemed	(120,717)	(67,673)	(1,322,741)	(685,137)
Net increase (decrease)	451,128	353,333	$4,865,085	$3,478,826
Class M
Shares sold	48,984	49,301	$524,113	$494,344
Reinvestment of distributions	2,413	4,901	26,973	48,510
Shares redeemed	(18,973)	(5,831)	(208,125)	(58,639)
Net increase (decrease)	32,424	48,371	$342,961	$484,215
Class C
Shares sold	61,273	69,371	$635,092	$685,688
Reinvestment of distributions	2,093	4,355	23,048	42,541
Shares redeemed	(22,827)	(13,030)	(244,071)	(128,846)
Net increase (decrease)	40,539	60,696	$414,069	$599,383
Fidelity Freedom Blend 2055 Fund
Shares sold	3,242,405	2,199,719	$35,224,098	$22,490,001
Reinvestment of distributions	104,728	179,705	1,183,721	1,791,373
Shares redeemed	(1,040,246)	(621,666)	(11,418,321)	(6,274,455)
Net increase (decrease)	2,306,887	1,757,758	$24,989,498	$18,006,919
Class K
Shares sold	432,986	279,555	$4,857,338	$2,765,093
Reinvestment of distributions	14,733	42,948	166,660	430,577
Shares redeemed	(238,165)	(359,562)	(2,577,028)	(3,639,374)
Net increase (decrease)	209,554	(37,059)	$2,446,970	$(443,704)
Class K6
Shares sold	19,471,717	14,127,861	$215,953,167	$142,111,399
Reinvestment of distributions	881,345	1,638,845	10,011,636	16,415,962
Shares redeemed	(8,161,188)	(4,757,429)	(91,451,670)	(47,917,277)
Net increase (decrease)	12,191,874	11,009,277	$134,513,133	$110,610,084
Class I
Shares sold	823,731	2,050,563	$ 8,935,639	$ 20,267,477
Reinvestment of distributions	58,954	107,954	665,129	1,062,760
Shares redeemed	(715,942)	(342,969)	(7,880,080)	(3,473,544)
Net increase (decrease)	166,743	1,815,548	$1,720,688	$17,856,693
Class Z
Shares sold	92,976	61,511	$1,012,814	$627,483
Reinvestment of distributions	4,285	9,634	48,587	96,275
Shares redeemed	(60,803)	(15,197)	(649,949)	(156,255)
Net increase (decrease)	36,458	55,948	$411,452	$567,503
Class Z6
Shares sold	3,137,616	3,863,368	$34,637,798	$38,745,561
Reinvestment of distributions	155,579	251,912	1,762,496	2,501,799
Shares redeemed	(2,409,521)	(891,901)	(26,991,560)	(9,028,222)
Net increase (decrease)	883,674	3,223,379	$9,408,734	$32,219,138
Premier Class
Shares sold	7,871,207	6,628,085	$86,014,139	$66,823,029
Reinvestment of distributions	606,020	1,293,597	6,870,613	12,943,943
Shares redeemed	(2,391,471)	(2,210,581)	(26,389,676)	(22,254,359)
Net increase (decrease)	6,085,756	5,711,101	$66,495,076	$57,512,613
Fidelity Freedom Blend 2060 Fund
Class A
Shares sold	332,896	196,273	$3,616,097	$1,972,467
Reinvestment of distributions	10,317	13,667	117,186	136,527
Shares redeemed	(72,317)	(24,458)	(801,883)	(244,054)
Net increase (decrease)	270,896	185,482	$2,931,400	$1,864,940
Class M
Shares sold	32,325	39,017	$353,482	$395,158
Reinvestment of distributions	1,609	3,355	18,161	33,544
Shares redeemed	(8,625)	(11,453)	(94,897)	(113,514)
Net increase (decrease)	25,309	30,919	$276,746	$315,188
Class C
Shares sold	35,159	49,502	$378,991	$495,618
Reinvestment of distributions	1,477	3,596	16,428	35,677
Shares redeemed	(16,541)	(8,142)	(177,162)	(82,346)
Net increase (decrease)	20,095	44,956	$218,257	$448,949
Fidelity Freedom Blend 2060 Fund
Shares sold	1,624,928	720,480	$17,934,437	$7,331,104
Reinvestment of distributions	45,712	68,426	522,672	689,907
Shares redeemed	(384,050)	(176,396)	(4,314,197)	(1,794,736)
Net increase (decrease)	1,286,590	612,510	$14,142,912	$6,226,275
Class K
Shares sold	227,067	182,487	$2,570,059	$1,835,463
Reinvestment of distributions	6,917	16,363	79,041	165,421
Shares redeemed	(102,143)	(148,862)	(1,101,032)	(1,503,107)
Net increase (decrease)	131,841	49,988	$1,548,068	$497,777
Class K6
Shares sold	13,179,412	8,789,397	$147,706,817	$89,707,906
Reinvestment of distributions	488,943	776,378	5,606,874	7,840,731
Shares redeemed	(5,006,828)	(2,542,591)	(56,793,538)	(25,879,768)
Net increase (decrease)	8,661,527	7,023,184	$96,520,153	$71,668,869
Class I
Shares sold	506,303	1,055,613	$5,573,191	$10,563,702
Reinvestment of distributions	29,981	48,111	341,647	478,109
Shares redeemed	(344,164)	(161,555)	(3,829,577)	(1,622,694)
Net increase (decrease)	192,120	942,169	$2,085,261	$9,419,117
Class Z
Shares sold	37,921	38,558	$416,334	$400,689
Reinvestment of distributions	1,680	3,412	19,240	34,399
Shares redeemed	(26,691)	(8,212)	(286,543)	(82,439)
Net increase (decrease)	12,910	33,758	$149,031	$352,649
Class Z6
Shares sold	1,745,232	2,093,547	$19,381,369	$21,203,160
Reinvestment of distributions	74,989	98,125	859,244	982,075
Shares redeemed	(930,515)	(407,680)	(10,510,692)	(4,164,740)
Net increase (decrease)	889,706	1,783,992	$9,729,921	$18,020,495
Premier Class
Shares sold	4,342,133	3,247,020	$48,098,274	$33,090,884
Reinvestment of distributions	218,068	368,001	2,500,522	3,717,511
Shares redeemed	(1,028,627)	(707,397)	(11,505,741)	(7,164,025)
Net increase (decrease)	3,531,574	2,907,624	$39,093,055	$29,644,370
Fidelity Freedom Blend 2065 Fund
Class A
Shares sold	201,983	204,339	$2,329,333	$2,155,563
Reinvestment of distributions	4,956	5,716	58,331	59,011
Shares redeemed	(32,581)	(88,473)	(372,359)	(971,551)
Net increase (decrease)	174,358	121,582	$2,015,305	$1,243,023
Class M
Shares sold	20,691	15,857	$233,164	$167,271
Reinvestment of distributions	767	1,596	9,007	16,605
Shares redeemed	(9,333)	(6,002)	(105,244)	(62,092)
Net increase (decrease)	12,125	11,451	$136,927	$121,784
Class C
Shares sold	41,942	29,619	$483,111	$306,241
Reinvestment of distributions	876	2,102	10,153	21,776
Shares redeemed	(10,543)	(16,255)	(119,283)	(164,363)
Net increase (decrease)	32,275	15,466	$373,981	$163,654
Fidelity Freedom Blend 2065 Fund
Shares sold	635,220	292,311	$7,281,674	$3,084,591
Reinvestment of distributions	13,745	17,511	162,868	182,443
Shares redeemed	(247,082)	(81,628)	(2,900,716)	(869,993)
Net increase (decrease)	401,883	228,194	$4,543,826	$2,397,041
Class K
Shares sold	216,325	87,938	$2,556,323	$945,060
Reinvestment of distributions	1,620	3,482	19,124	35,941
Shares redeemed	(129,957)	(22,549)	(1,467,633)	(236,727)
Net increase (decrease)	87,988	68,871	$1,107,814	$744,274
Class K6
Shares sold	6,353,117	3,183,533	$73,581,003	$33,604,606
Reinvestment of distributions	155,087	143,454	1,844,539	1,490,762
Shares redeemed	(3,044,639)	(772,074)	(36,265,036)	(8,128,054)
Net increase (decrease)	3,463,565	2,554,913	$39,160,506	$26,967,314
Class I
Shares sold	220,317	143,763	$2,517,800	$1,513,223
Reinvestment of distributions	5,969	7,356	70,727	76,621
Shares redeemed	(113,405)	(38,482)	(1,313,453)	(408,616)
Net increase (decrease)	112,881	112,637	$1,275,074	$1,181,228
Class Z
Shares sold	20,941	7,096	$244,170	$75,494
Reinvestment of distributions	623	865	7,408	9,039
Shares redeemed	(9,056)	(497)	(107,333)	(5,764)
Net increase (decrease)	12,508	7,464	$144,245	$78,769
Class Z6
Shares sold	572,919	408,396	$6,612,106	$4,298,409
Reinvestment of distributions	15,647	10,995	186,176	113,497
Shares redeemed	(187,087)	(49,419)	(2,204,823)	(520,870)
Net increase (decrease)	401,479	369,972	$4,593,459	$3,891,036
Premier Class
Shares sold	1,130,373	674,253	$13,023,447	$7,115,280
Reinvestment of distributions	33,130	36,353	393,808	378,118
Shares redeemed	(242,697)	(162,103)	(2,811,923)	(1,694,225)
Net increase (decrease)	920,806	548,503	$10,605,332	$5,799,173
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2040 Fund	Fidelity Freedom Blend 2045 Fund	Fidelity Freedom Blend 2050 Fund
Fidelity Series Corporate Bond Fund	14%	17%	13%	-%	-%	-%
Fidelity Series Government Bond Index Fund	14%	17%	13%	-%	-%	-%
Fidelity Series International Index Fund	-%	-%	13%	14%	13%	12%
Fidelity Series Investment Grade Securitized Fund	14%	17%	13%	-%	-%	-%
Fidelity Series Large Cap Growth Index Fund	-%	-%	13%	14%	14%	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Corporate Bond Fund	61%
Fidelity Series Government Bond Index Fund	61%
Fidelity Series International Index Fund	84%
Fidelity Series Investment Grade Securitized Fund	61%
Fidelity Series Large Cap Growth Index Fund	84%
Fidelity Series Large Cap Value Index Fund	26%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Proposed Reorganization.
The Board of Trustees of Fidelity Freedom Blend 2005 Fund and Fidelity Freedom Blend Income Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Freedom Blend 2005 Fund and Fidelity Freedom Blend Income Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Freedom Blend 2005 Fund in exchange for shares of Fidelity Freedom Blend Income Fund equal in value to the net assets of Fidelity Freedom Blend 2005 Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective during June 2024. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, and Fidelity Freedom Blend 2065 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, and Fidelity Freedom Blend 2065 Fund (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2024, the related statements of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 15, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving is Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President or Director of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022). Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024
Fidelity Freedom® Blend Income Fund
Class A	.66%
Actual		$ 1,000	$ 1,077.00	$ 3.43
Hypothetical-B		$ 1,000	$ 1,021.70	$ 3.34
Class M	.91%
Actual		$ 1,000	$ 1,075.50	$ 4.72
Hypothetical-B		$ 1,000	$ 1,020.45	$ 4.60
Class C	1.41%
Actual		$ 1,000	$ 1,071.60	$ 7.30
Hypothetical-B		$ 1,000	$ 1,017.95	$ 7.11
Fidelity Freedom® Blend Income Fund	.41%
Actual		$ 1,000	$ 1,078.10	$ 2.13
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class K	.31%
Actual		$ 1,000	$ 1,078.60	$ 1.61
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57
Class K6	.21%
Actual		$ 1,000	$ 1,079.10	$ 1.09
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Class I	.41%
Actual		$ 1,000	$ 1,077.80	$ 2.13
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class Z	.31%
Actual		$ 1,000	$ 1,078.60	$ 1.61
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57
Class Z6	.21%
Actual		$ 1,000	$ 1,079.00	$ 1.09
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Premier Class	.19%
Actual		$ 1,000	$ 1,079.30	$ .99
Hypothetical-B		$ 1,000	$ 1,024.05	$ .96
Fidelity Freedom® Blend 2005 Fund
Class A	.66%
Actual		$ 1,000	$ 1,077.60	$ 3.43
Hypothetical-B		$ 1,000	$ 1,021.70	$ 3.34
Class M	.91%
Actual		$ 1,000	$ 1,075.60	$ 4.72
Hypothetical-B		$ 1,000	$ 1,020.45	$ 4.60
Class C	1.41%
Actual		$ 1,000	$ 1,073.10	$ 7.31
Hypothetical-B		$ 1,000	$ 1,017.95	$ 7.11
Fidelity Freedom® Blend 2005 Fund	.41%
Actual		$ 1,000	$ 1,078.30	$ 2.13
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class K	.31%
Actual		$ 1,000	$ 1,079.40	$ 1.61
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57
Class K6	.21%
Actual		$ 1,000	$ 1,079.20	$ 1.09
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Class I	.41%
Actual		$ 1,000	$ 1,077.80	$ 2.13
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class Z	.31%
Actual		$ 1,000	$ 1,078.50	$ 1.61
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57
Class Z6	.21%
Actual		$ 1,000	$ 1,079.70	$ 1.09
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Premier Class	.19%
Actual		$ 1,000	$ 1,079.70	$ .99
Hypothetical-B		$ 1,000	$ 1,024.05	$ .96
Fidelity Freedom® Blend 2010 Fund
Class A	.66%
Actual		$ 1,000	$ 1,090.30	$ 3.45
Hypothetical-B		$ 1,000	$ 1,021.70	$ 3.34
Class M	.91%
Actual		$ 1,000	$ 1,090.20	$ 4.76
Hypothetical-B		$ 1,000	$ 1,020.45	$ 4.60
Class C	1.41%
Actual		$ 1,000	$ 1,087.60	$ 7.36
Hypothetical-B		$ 1,000	$ 1,017.95	$ 7.11
Fidelity Freedom® Blend 2010 Fund	.41%
Actual		$ 1,000	$ 1,092.20	$ 2.14
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class K	.31%
Actual		$ 1,000	$ 1,092.40	$ 1.62
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57
Class K6	.21%
Actual		$ 1,000	$ 1,092.90	$ 1.10
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Class I	.41%
Actual		$ 1,000	$ 1,091.70	$ 2.14
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Class Z	.31%
Actual		$ 1,000	$ 1,092.30	$ 1.62
Hypothetical-B		$ 1,000	$ 1,023.45	$ 1.57
Class Z6	.21%
Actual		$ 1,000	$ 1,093.40	$ 1.10
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Premier Class	.19%
Actual		$ 1,000	$ 1,093.20	$ .99
Hypothetical-B		$ 1,000	$ 1,024.05	$ .96
Fidelity Freedom® Blend 2015 Fund
Class A	.67%
Actual		$ 1,000	$ 1,106.90	$ 3.53
Hypothetical-B		$ 1,000	$ 1,021.65	$ 3.39
Class M	.92%
Actual		$ 1,000	$ 1,105.80	$ 4.84
Hypothetical-B		$ 1,000	$ 1,020.40	$ 4.65
Class C	1.42%
Actual		$ 1,000	$ 1,102.80	$ 7.46
Hypothetical-B		$ 1,000	$ 1,017.90	$ 7.16
Fidelity Freedom® Blend 2015 Fund	.42%
Actual		$ 1,000	$ 1,109.60	$ 2.22
Hypothetical-B		$ 1,000	$ 1,022.90	$ 2.12
Class K	.32%
Actual		$ 1,000	$ 1,109.00	$ 1.69
Hypothetical-B		$ 1,000	$ 1,023.40	$ 1.62
Class K6	.22%
Actual		$ 1,000	$ 1,110.50	$ 1.16
Hypothetical-B		$ 1,000	$ 1,023.90	$ 1.11
Class I	.42%
Actual		$ 1,000	$ 1,108.20	$ 2.21
Hypothetical-B		$ 1,000	$ 1,022.90	$ 2.12
Class Z	.32%
Actual		$ 1,000	$ 1,109.20	$ 1.69
Hypothetical-B		$ 1,000	$ 1,023.40	$ 1.62
Class Z6	.22%
Actual		$ 1,000	$ 1,109.80	$ 1.16
Hypothetical-B		$ 1,000	$ 1,023.90	$ 1.11
Premier Class	.20%
Actual		$ 1,000	$ 1,109.80	$ 1.05
Hypothetical-B		$ 1,000	$ 1,024.00	$ 1.01
Fidelity Freedom® Blend 2020 Fund
Class A	.69%
Actual		$ 1,000	$ 1,123.40	$ 3.66
Hypothetical-B		$ 1,000	$ 1,021.55	$ 3.49
Class M	.94%
Actual		$ 1,000	$ 1,122.40	$ 4.99
Hypothetical-B		$ 1,000	$ 1,020.30	$ 4.75
Class C	1.44%
Actual		$ 1,000	$ 1,119.90	$ 7.63
Hypothetical-B		$ 1,000	$ 1,017.80	$ 7.26
Fidelity Freedom® Blend 2020 Fund	.44%
Actual		$ 1,000	$ 1,124.80	$ 2.34
Hypothetical-B		$ 1,000	$ 1,022.80	$ 2.23
Class K	.34%
Actual		$ 1,000	$ 1,126.10	$ 1.81
Hypothetical-B		$ 1,000	$ 1,023.30	$ 1.72
Class K6	.24%
Actual		$ 1,000	$ 1,126.50	$ 1.28
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21
Class I	.44%
Actual		$ 1,000	$ 1,124.70	$ 2.34
Hypothetical-B		$ 1,000	$ 1,022.80	$ 2.23
Class Z	.34%
Actual		$ 1,000	$ 1,126.00	$ 1.81
Hypothetical-B		$ 1,000	$ 1,023.30	$ 1.72
Class Z6	.24%
Actual		$ 1,000	$ 1,126.90	$ 1.28
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21
Premier Class	.21%
Actual		$ 1,000	$ 1,125.90	$ 1.12
Hypothetical-B		$ 1,000	$ 1,023.95	$ 1.06
Fidelity Freedom® Blend 2025 Fund
Class A	.70%
Actual		$ 1,000	$ 1,136.20	$ 3.74
Hypothetical-B		$ 1,000	$ 1,021.50	$ 3.54
Class M	.95%
Actual		$ 1,000	$ 1,135.60	$ 5.07
Hypothetical-B		$ 1,000	$ 1,020.25	$ 4.80
Class C	1.45%
Actual		$ 1,000	$ 1,133.70	$ 7.73
Hypothetical-B		$ 1,000	$ 1,017.75	$ 7.31
Fidelity Freedom® Blend 2025 Fund	.45%
Actual		$ 1,000	$ 1,138.90	$ 2.41
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Class K	.35%
Actual		$ 1,000	$ 1,138.80	$ 1.87
Hypothetical-B		$ 1,000	$ 1,023.25	$ 1.77
Class K6	.25%
Actual		$ 1,000	$ 1,139.30	$ 1.34
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Class I	.45%
Actual		$ 1,000	$ 1,138.90	$ 2.41
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Class Z	.35%
Actual		$ 1,000	$ 1,139.20	$ 1.87
Hypothetical-B		$ 1,000	$ 1,023.25	$ 1.77
Class Z6	.25%
Actual		$ 1,000	$ 1,139.80	$ 1.34
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Premier Class	.22%
Actual		$ 1,000	$ 1,139.90	$ 1.18
Hypothetical-B		$ 1,000	$ 1,023.90	$ 1.11
Fidelity Freedom® Blend 2030 Fund
Class A	.71%
Actual		$ 1,000	$ 1,147.10	$ 3.81
Hypothetical-B		$ 1,000	$ 1,021.45	$ 3.59
Class M	.96%
Actual		$ 1,000	$ 1,145.30	$ 5.15
Hypothetical-B		$ 1,000	$ 1,020.20	$ 4.85
Class C	1.46%
Actual		$ 1,000	$ 1,144.00	$ 7.83
Hypothetical-B		$ 1,000	$ 1,017.70	$ 7.36
Fidelity Freedom® Blend 2030 Fund	.46%
Actual		$ 1,000	$ 1,148.20	$ 2.47
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33
Class K	.36%
Actual		$ 1,000	$ 1,149.20	$ 1.93
Hypothetical-B		$ 1,000	$ 1,023.20	$ 1.82
Class K6	.26%
Actual		$ 1,000	$ 1,150.60	$ 1.40
Hypothetical-B		$ 1,000	$ 1,023.70	$ 1.32
Class I	.46%
Actual		$ 1,000	$ 1,148.40	$ 2.47
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33
Class Z	.36%
Actual		$ 1,000	$ 1,149.90	$ 1.93
Hypothetical-B		$ 1,000	$ 1,023.20	$ 1.82
Class Z6	.26%
Actual		$ 1,000	$ 1,150.10	$ 1.40
Hypothetical-B		$ 1,000	$ 1,023.70	$ 1.32
Premier Class	.23%
Actual		$ 1,000	$ 1,150.10	$ 1.24
Hypothetical-B		$ 1,000	$ 1,023.85	$ 1.16
Fidelity Freedom® Blend 2035 Fund
Class A	.72%
Actual		$ 1,000	$ 1,165.60	$ 3.90
Hypothetical-B		$ 1,000	$ 1,021.40	$ 3.64
Class M	.97%
Actual		$ 1,000	$ 1,164.60	$ 5.25
Hypothetical-B		$ 1,000	$ 1,020.15	$ 4.90
Class C	1.47%
Actual		$ 1,000	$ 1,161.80	$ 7.94
Hypothetical-B		$ 1,000	$ 1,017.65	$ 7.41
Fidelity Freedom® Blend 2035 Fund	.47%
Actual		$ 1,000	$ 1,167.90	$ 2.55
Hypothetical-B		$ 1,000	$ 1,022.65	$ 2.38
Class K	.37%
Actual		$ 1,000	$ 1,167.50	$ 2.00
Hypothetical-B		$ 1,000	$ 1,023.15	$ 1.87
Class K6	.27%
Actual		$ 1,000	$ 1,167.90	$ 1.46
Hypothetical-B		$ 1,000	$ 1,023.65	$ 1.37
Class I	.47%
Actual		$ 1,000	$ 1,167.30	$ 2.55
Hypothetical-B		$ 1,000	$ 1,022.65	$ 2.38
Class Z	.37%
Actual		$ 1,000	$ 1,167.40	$ 2.00
Hypothetical-B		$ 1,000	$ 1,023.15	$ 1.87
Class Z6	.27%
Actual		$ 1,000	$ 1,168.50	$ 1.46
Hypothetical-B		$ 1,000	$ 1,023.65	$ 1.37
Premier Class	.23%
Actual		$ 1,000	$ 1,168.50	$ 1.25
Hypothetical-B		$ 1,000	$ 1,023.85	$ 1.16
Fidelity Freedom® Blend 2040 Fund
Class A	.73%
Actual		$ 1,000	$ 1,187.10	$ 3.99
Hypothetical-B		$ 1,000	$ 1,021.35	$ 3.69
Class M	.98%
Actual		$ 1,000	$ 1,186.30	$ 5.36
Hypothetical-B		$ 1,000	$ 1,020.10	$ 4.95
Class C	1.48%
Actual		$ 1,000	$ 1,183.30	$ 8.08
Hypothetical-B		$ 1,000	$ 1,017.60	$ 7.47
Fidelity Freedom® Blend 2040 Fund	.48%
Actual		$ 1,000	$ 1,189.20	$ 2.63
Hypothetical-B		$ 1,000	$ 1,022.60	$ 2.43
Class K	.38%
Actual		$ 1,000	$ 1,189.50	$ 2.08
Hypothetical-B		$ 1,000	$ 1,023.10	$ 1.92
Class K6	.28%
Actual		$ 1,000	$ 1,189.60	$ 1.53
Hypothetical-B		$ 1,000	$ 1,023.60	$ 1.42
Class I	.48%
Actual		$ 1,000	$ 1,188.40	$ 2.63
Hypothetical-B		$ 1,000	$ 1,022.60	$ 2.43
Class Z	.38%
Actual		$ 1,000	$ 1,189.00	$ 2.08
Hypothetical-B		$ 1,000	$ 1,023.10	$ 1.92
Class Z6	.28%
Actual		$ 1,000	$ 1,190.20	$ 1.53
Hypothetical-B		$ 1,000	$ 1,023.60	$ 1.42
Premier Class	.24%
Actual		$ 1,000	$ 1,190.20	$ 1.31
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21
Fidelity Freedom® Blend 2045 Fund
Class A	.74%
Actual		$ 1,000	$ 1,195.30	$ 4.06
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class M	.99%
Actual		$ 1,000	$ 1,192.90	$ 5.43
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class C	1.49%
Actual		$ 1,000	$ 1,190.70	$ 8.16
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52
Fidelity Freedom® Blend 2045 Fund	.49%
Actual		$ 1,000	$ 1,196.50	$ 2.69
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 1,198.00	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,198.00	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 1,197.00	$ 2.69
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 1,197.40	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,197.70	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Premier Class	.25%
Actual		$ 1,000	$ 1,198.70	$ 1.37
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Fidelity Freedom® Blend 2050 Fund
Class A	.74%
Actual		$ 1,000	$ 1,195.90	$ 4.06
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class M	.99%
Actual		$ 1,000	$ 1,193.60	$ 5.43
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class C	1.49%
Actual		$ 1,000	$ 1,190.40	$ 8.16
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52
Fidelity Freedom® Blend 2050 Fund	.49%
Actual		$ 1,000	$ 1,196.60	$ 2.69
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 1,197.20	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,198.20	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 1,197.00	$ 2.69
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 1,197.30	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,197.80	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Premier Class	.25%
Actual		$ 1,000	$ 1,197.80	$ 1.37
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Fidelity Freedom® Blend 2055 Fund
Class A	.74%
Actual		$ 1,000	$ 1,195.30	$ 4.06
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class M	.99%
Actual		$ 1,000	$ 1,194.50	$ 5.43
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class C	1.49%
Actual		$ 1,000	$ 1,190.50	$ 8.16
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52
Fidelity Freedom® Blend 2055 Fund	.49%
Actual		$ 1,000	$ 1,196.90	$ 2.69
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 1,196.80	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,197.90	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 1,196.70	$ 2.69
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 1,197.60	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,197.40	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Premier Class	.25%
Actual		$ 1,000	$ 1,198.50	$ 1.37
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Fidelity Freedom® Blend 2060 Fund
Class A	.74%
Actual		$ 1,000	$ 1,195.50	$ 4.06
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class M	.99%
Actual		$ 1,000	$ 1,194.00	$ 5.43
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class C	1.49%
Actual		$ 1,000	$ 1,191.70	$ 8.16
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52
Fidelity Freedom® Blend 2060 Fund	.49%
Actual		$ 1,000	$ 1,197.60	$ 2.69
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class K	.39%
Actual		$ 1,000	$ 1,197.70	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,197.70	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 1,196.30	$ 2.69
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 1,197.30	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,197.90	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Premier Class	.25%
Actual		$ 1,000	$ 1,198.10	$ 1.37
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Fidelity Freedom® Blend 2065 Fund
Class A	.74%
Actual		$ 1,000	$ 1,195.70	$ 4.06
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class M	1.00%
Actual		$ 1,000	$ 1,193.00	$ 5.48
Hypothetical-B		$ 1,000	$ 1,020.00	$ 5.05
Class C	1.49%
Actual		$ 1,000	$ 1,190.80	$ 8.16
Hypothetical-B		$ 1,000	$ 1,017.55	$ 7.52
Fidelity Freedom® Blend 2065 Fund	.49%
Actual		$ 1,000	$ 1,197.00	$ 2.69
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class K	.40%
Actual		$ 1,000	$ 1,196.40	$ 2.20
Hypothetical-B		$ 1,000	$ 1,023.00	$ 2.02
Class K6	.29%
Actual		$ 1,000	$ 1,198.00	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Class I	.49%
Actual		$ 1,000	$ 1,196.60	$ 2.69
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48
Class Z	.39%
Actual		$ 1,000	$ 1,196.80	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.05	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,198.60	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.47
Premier Class	.25%
Actual		$ 1,000	$ 1,198.00	$ 1.37
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Blend 2060 Fund	$272,076
Fidelity Freedom Blend 2065 Fund	$594,879
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Freedom Blend Income Fund	44.32%
Fidelity Freedom Blend 2005 Fund	44.52%
Fidelity Freedom Blend 2010 Fund	39.95%
Fidelity Freedom Blend 2015 Fund	34.96%
Fidelity Freedom Blend 2020 Fund	29.78%
Fidelity Freedom Blend 2025 Fund	25.44%
Fidelity Freedom Blend 2030 Fund	20.66%
Fidelity Freedom Blend 2035 Fund	14.07%
Fidelity Freedom Blend 2040 Fund	9.33%
Fidelity Freedom Blend 2045 Fund	7.84%
Fidelity Freedom Blend 2050 Fund	7.86%
Fidelity Freedom Blend 2055 Fund	7.77%
Fidelity Freedom Blend 2060 Fund	7.68%
Fidelity Freedom Blend 2065 Fund	7.83%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Freedom Blend Income Fund	$2,288,529
Fidelity Freedom Blend 2005 Fund	$561,229
Fidelity Freedom Blend 2010 Fund	$1,510,477
Fidelity Freedom Blend 2015 Fund	$4,136,056
Fidelity Freedom Blend 2020 Fund	$11,803,761
Fidelity Freedom Blend 2025 Fund	$19,632,224
Fidelity Freedom Blend 2030 Fund	$22,393,122
Fidelity Freedom Blend 2035 Fund	$16,200,487
Fidelity Freedom Blend 2040 Fund	$7,372,111
Fidelity Freedom Blend 2045 Fund	$5,054,663
Fidelity Freedom Blend 2050 Fund	$4,378,688
Fidelity Freedom Blend 2055 Fund	$2,786,945
Fidelity Freedom Blend 2060 Fund	$1,302,125
Fidelity Freedom Blend 2065 Fund	$339,492

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:
	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6	Premier Class
Fidelity Freedom Blend Income Fund
April, 2023	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%
May, 2023	4%	6%	-	3%	3%	2%	3%	3%	2%	2%
June, 2023	4%	4%	8%	3%	3%	3%	3%	3%	3%	3%
July, 2023	3%	4%	6%	3%	3%	3%	3%	3%	3%	3%
August, 2023	4%	4%	6%	3%	3%	3%	3%	3%	3%	3%
September, 2023	4%	4%	6%	3%	3%	3%	3%	3%	3%	3%
October, 2023	3%	4%	6%	3%	3%	3%	3%	3%	3%	3%
November, 2023	3%	4%	6%	3%	3%	3%	3%	3%	3%	3%
December, 2023	3%	3%	3%	3%	3%	3%	3%	3%	3%	3%
February, 2024	2%	1%	7%	2%	2%	1%	2%	2%	2%	1%
March, 2024	2%	6%	3%	2%	1%	1%	2%	1%	1%	1%
Fidelity Freedom Blend 2005 Fund
May, 2023	0%	0%	1%	0%	0%	0%	0%	0%	0%	0%
December, 2023	3%	3%	4%	3%	3%	2%	3%	3%	2%	2%
Fidelity Freedom Blend 2010 Fund
May, 2023	4%	3%	-	2%	2%	1%	2%	1%	1%	1%
December, 2023	6%	6%	8%	5%	5%	5%	5%	7%	5%	5%
Fidelity Freedom Blend 2015 Fund
May, 2023	2%	3%	7%	1%	1%	1%	1%	1%	1%	1%
December, 2023	9%	10%	10%	8%	8%	8%	8%	8%	8%	8%
Fidelity Freedom Blend 2020 Fund
May, 2023	3%	6%	-	2%	2%	2%	2%	2%	2%	2%
December, 2023	12%	13%	16%	11%	11%	10%	11%	10%	10%	10%
Fidelity Freedom Blend 2025 Fund
May, 2023	12%	-	-	6%	5%	4%	6%	5%	4%	4%
December, 2023	14%	16%	19%	14%	13%	13%	14%	13%	13%	13%
Fidelity Freedom Blend 2030 Fund
May, 2023	7%	18%	-	5%	4%	4%	5%	4%	4%	4%
December, 2023	17%	19%	24%	16%	16%	15%	17%	15%	15%	15%

Fidelity Freedom Blend 2035 Fund
May, 2023	33%	-	-	8%	7%	5%	8%	7%	5%	5%
December, 2023	22%	25%	31%	21%	21%	20%	21%	20%	20%	20%
Fidelity Freedom Blend 2040 Fund
May, 2023	-	-	-	-	-	31%	-	-	41%	31%
December, 2023	28%	33%	42%	27%	26%	25%	27%	25%	25%	25%
Fidelity Freedom Blend 2045 Fund
May, 2023	-	-	-	-	-	51%	-	-	51%	34%
December, 2023	30%	35%	45%	28%	28%	27%	29%	27%	27%	27%
Fidelity Freedom Blend 2050 Fund
May, 2023	-	-	-	-	-	94%	-	-	31%	31%
December, 2023	31%	35%	44%	29%	28%	27%	29%	28%	27%	27%
Fidelity Freedom Blend 2055 Fund
May, 2023	-	-	-	-	-	49%	-	-	49%	49%
December, 2023	30%	35%	41%	29%	28%	27%	29%	28%	27%	27%
Fidelity Freedom Blend 2060 Fund
May, 2023	-	-	-	-	-	48%	-	-	48%	48%
December, 2023	30%	35%	44%	29%	28%	27%	29%	28%	27%	27%
Fidelity Freedom Blend 2065 Fund
May, 2023	-	-	-	-	-	65%	-	-	65%	65%
December, 2023	31%	35%	46%	29%	29%	27%	29%	28%	27%	27%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6	Premier Class
Fidelity Freedom Blend Income Fund
April, 2023	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%
May, 2023	14.46%	22.72%	-	11.36%	10.60%	9.36%	11.36%	10.60%	9.36%	9.36%
June, 2023	15.61%	17.34%	31.21%	13.01%	12.01%	11.15%	13.01%	12.01%	11.15%	11.15%
July, 2023	13.90%	16.22%	24.33%	12.17%	11.45%	11.45%	12.17%	11.45%	11.45%	10.81%
August, 2023	14.09%	16.43%	24.65%	12.33%	11.60%	11.60%	12.33%	11.60%	10.96%	10.96%
September, 2023	14.31%	17.18%	24.54%	12.27%	11.45%	11.45%	13.21%	11.45%	11.45%	10.74%
October, 2023	13.89%	16.86%	23.61%	12.43%	11.81%	11.24%	12.43%	11.81%	11.24%	11.24%
November, 2023	14.01%	16.81%	24.01%	12.93%	12.01%	11.21%	12.93%	12.01%	11.21%	11.21%
December, 2023	11.95%	12.30%	13.18%	11.62%	11.54%	11.38%	11.70%	11.54%	11.38%	11.38%
February, 2024	1.64%	1.04%	5.72%	1.28%	1.28%	1.15%	1.43%	1.28%	1.28%	1.15%
March, 2024	1.47%	4.77%	2.73%	1.28%	1.20%	1.20%	1.37%	1.20%	1.20%	1.13%
Fidelity Freedom Blend 2005 Fund
May, 2023	0.63%	0.70%	1.01%	0.67%	0.49%	0.47%	0.56%	0.49%	0.47%	0.47%
December, 2023	10.76%	12.81%	14.87%	10.85%	10.67%	10.47%	12.63%	10.72%	10.30%	10.34%
Fidelity Freedom Blend 2010 Fund
May, 2023	6.06%	5.19%	-	2.60%	2.43%	1.92%	2.60%	2.14%	1.92%	1.92%
December, 2023	18.38%	20.15%	24.10%	16.97%	16.56%	16.18%	17.10%	20.75%	15.99%	16.12%
Fidelity Freedom Blend 2015 Fund
May, 2023	2.95%	4.54%	11.80%	2.36%	2.11%	1.97%	2.27%	2.11%	1.97%	1.97%
December, 2023	24.59%	28.76%	28.46%	22.92%	22.17%	21.55%	23.02%	21.81%	21.55%	21.47%
Fidelity Freedom Blend 2020 Fund
May, 2023	4.98%	8.71%	-	3.67%	3.32%	2.91%	3.49%	3.17%	2.91%	2.79%
December, 2023	31.05%	34.31%	41.82%	28.96%	28.36%	27.34%	30.23%	27.23%	27.34%	27.13%
Fidelity Freedom Blend 2025 Fund
May, 2023	18.39%	-	-	9.20%	7.66%	6.13%	9.20%	7.66%	6.13%	6.13%
December, 2023	35.73%	40.99%	48.63%	34.51%	33.79%	32.56%	35.73%	33.09%	32.56%	32.30%
Fidelity Freedom Blend 2030 Fund
May, 2023	10.08%	25.20%	-	6.72%	5.93%	5.31%	6.72%	5.93%	5.31%	5.04%
December, 2023	41.53%	47.63%	59.08%	40.24%	39.55%	38.05%	41.34%	38.21%	37.90%	37.74%
Fidelity Freedom Blend 2035 Fund
May, 2023	27.21%	-	-	6.81%	5.45%	4.54%	6.81%	5.45%	4.54%	4.19%
December, 2023	53.74%	61.03%	74.85%	51.05%	50.59%	48.00%	51.99%	48.62%	48.21%	47.59%
Fidelity Freedom Blend 2040 Fund
May, 2023	-	-	-	-	-	36.45%	-	-	48.60%	36.45%
December, 2023	66.78%	78.32%	98.80%	63.07%	62.49%	59.74%	64.87%	60.28%	59.74%	59.23%
Fidelity Freedom Blend 2045 Fund
May, 2023	-	-	-	-	-	44.38%	-	-	44.38%	29.59%
December, 2023	71.25%	82.77%	100%	66.92%	66.61%	63.37%	69.18%	64.51%	63.65%	63.09%
Fidelity Freedom Blend 2050 Fund
May, 2023	-	-	-	-	-	74.09%	-	-	24.70%	24.70%
December, 2023	72.36%	80.99%	100%	66.92%	66.30%	63.64%	69.19%	64.79%	63.64%	63.07%
Fidelity Freedom Blend 2055 Fund
May, 2023	-	-	-	-	-	28.47%	-	-	28.47%	28.47%
December, 2023	70.90%	81.38%	96.11%	67.56%	66.31%	63.66%	68.86%	66.01%	63.94%	63.10%
Fidelity Freedom Blend 2060 Fund
May, 2023	-	-	-	-	-	29.19%	-	-	29.19%	29.19%
December, 2023	71.80%	82.04%	100%	67.42%	66.17%	63.82%	69.03%	66.17%	63.82%	63.26%
Fidelity Freedom Blend 2065 Fund
May, 2023	-	-	-	-	-	36.83%	-	-	36.83%	36.83%
December, 2023	74.10%	82.91%	100%	68.23%	68.23%	63.49%	68.87%	66.07%	64.05%	63.49%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6	Premier Class
Fidelity Freedom Blend Income Fund
April, 2023	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%
May, 2023	0.30%	0.46%	-	0.23%	0.22%	0.19%	0.23%	0.22%	0.19%	0.19%
June, 2023	0.32%	0.35%	0.63%	0.27%	0.25%	0.23%	0.27%	0.25%	0.23%	0.23%
July, 2023	0.28%	0.33%	0.49%	0.25%	0.24%	0.24%	0.25%	0.24%	0.24%	0.22%
August, 2023	0.29%	0.34%	0.50%	0.25%	0.24%	0.24%	0.25%	0.24%	0.23%	0.23%
September, 2023	0.29%	0.35%	0.50%	0.25%	0.24%	0.24%	0.27%	0.24%	0.24%	0.22%
October, 2023	0.28%	0.34%	0.48%	0.26%	0.24%	0.23%	0.26%	0.24%	0.23%	0.23%
November, 2023	0.29%	0.34%	0.49%	0.27%	0.25%	0.23%	0.27%	0.25%	0.23%	0.23%
December, 2023	0.25%	0.25%	0.27%	0.24%	0.24%	0.23%	0.24%	0.24%	0.23%	0.23%
February, 2024	0.13%	0.08%	0.44%	0.10%	0.10%	0.09%	0.11%	0.10%	0.10%	0.09%
March, 2024	0.12%	0.37%	0.21%	0.10%	0.10%	0.10%	0.11%	0.10%	0.10%	0.09%
Fidelity Freedom Blend 2005 Fund
May, 2023	0.27%	0.30%	0.43%	0.29%	0.21%	0.20%	0.24%	0.21%	0.20%	0.20%
December, 2023	0.23%	0.27%	0.32%	0.23%	0.23%	0.23%	0.27%	0.23%	0.22%	0.22%
Fidelity Freedom Blend 2010 Fund
May, 2023	1.22%	1.05%	-	0.53%	0.49%	0.39%	0.53%	0.43%	0.39%	0.39%
December, 2023	0.42%	0.46%	0.55%	0.39%	0.38%	0.37%	0.39%	0.48%	0.37%	0.37%
Fidelity Freedom Blend 2015 Fund
May, 2023	0.38%	0.58%	1.50%	0.30%	0.27%	0.25%	0.29%	0.27%	0.25%	0.25%
December, 2023	0.58%	0.68%	0.67%	0.54%	0.53%	0.51%	0.55%	0.52%	0.51%	0.51%
Fidelity Freedom Blend 2020 Fund
May, 2023	0.52%	0.90%	-	0.38%	0.35%	0.30%	0.36%	0.33%	0.30%	0.29%
December, 2023	0.76%	0.84%	1.03%	0.71%	0.70%	0.67%	0.74%	0.67%	0.67%	0.67%
Fidelity Freedom Blend 2025 Fund
May, 2023	1.37%	-	-	0.69%	0.57%	0.46%	0.69%	0.57%	0.46%	0.46%
December, 2023	0.87%	1.00%	1.18%	0.84%	0.82%	0.79%	0.87%	0.80%	0.79%	0.79%
Fidelity Freedom Blend 2030 Fund
May, 2023	0.61%	1.53%	-	0.41%	0.36%	0.33%	0.41%	0.36%	0.33%	0.31%
December, 2023	1.04%	1.19%	1.48%	1.01%	0.99%	0.95%	1.03%	0.96%	0.95%	0.94%
Fidelity Freedom Blend 2035 Fund
May, 2023	1.57%	-	-	0.40%	0.32%	0.27%	0.40%	0.32%	0.27%	0.25%
December, 2023	1.32%	1.50%	1.84%	1.25%	1.24%	1.18%	1.28%	1.19%	1.18%	1.17%
Fidelity Freedom Blend 2040 Fund
May, 2023	-	-	-	-	-	0.75%	-	-	0.99%	0.75%
December, 2023	1.69%	1.98%	1.21%	1.59%	1.58%	1.51%	1.64%	1.52%	1.51%	1.50%
Fidelity Freedom Blend 2045 Fund
May, 2023	-	-	-	-	-	0.85%	-	-	0.85%	0.57%
December, 2023	1.80%	2.09%	0%	0%	1.68%	1.60%	1.74%	1.63%	1.60%	1.59%
Fidelity Freedom Blend 2050 Fund
May, 2023	-	-	-	-	-	0.95%	-	-	0.32%	0.32%
December, 2023	1.79%	2.00%	0%	1.65%	1.64%	1.57%	1.71%	1.60%	1.57%	1.56%
Fidelity Freedom Blend 2055 Fund
May, 2023	-	-	-	-	-	0.56%	-	-	0.56%	0.56%
December, 2023	1.78%	2.04%	2.40%	1.69%	1.66%	1.59%	1.72%	1.65%	1.60%	1.58%
Fidelity Freedom Blend 2060 Fund
May, 2023	-	-	-	-	-	0.42%	-	-	0.42%	0.42%
December, 2023	1.76%	2.01%	0%	1.66%	1.63%	1.57%	1.70%	1.63%	1.57%	1.55%
Fidelity Freedom Blend 2065 Fund
May, 2023	-	-	-	-	-	0.77%	-	-	0.77%	0.77%
December, 2023	1.82%	2.04%	0%	1.68%	1.68%	1.56%	1.69%	1.62%	1.57%	1.56%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Freedom Blend Income Fund
Class A	12/29/23	$0.0289	$0.0038
Class M	12/29/23	$0.0281	$0.0038
Class C	12/29/23	$0.0263	$0.0038
Fidelity Freedom Blend Income Fund	12/29/23	$0.0298	$0.0038
Class K	12/29/23	$0.0300	$0.0038
Class K6	12/29/23	$0.0304	$0.0038
Class I	12/29/23	$0.0296	$0.0038
Class Z	12/29/23	$0.0300	$0.0038
Class Z6	12/29/23	$0.0304	$0.0038
Premier Class	12/29/23	$0.0304	$0.0038
Fidelity Freedom Blend 2005 Fund
Class A	12/29/23	$0.0493	$0.0034
Class M	12/29/23	$0.0414	$0.0034
Class C	12/29/23	$0.0356	$0.0034
Fidelity Freedom Blend 2005 Fund	12/29/23	$0.0489	$0.0034
Class K	12/29/23	$0.0497	$0.0034
Class K6	12/29/23	$0.0507	$0.0034
Class I	12/29/23	$0.0420	$0.0034
Class Z	12/29/23	$0.0495	$0.0034
Class Z6	12/29/23	$0.0514	$0.0034
Premier Class	12/29/23	$0.0512	$0.0034
Fidelity Freedom Blend 2010 Fund
Class A	12/29/23	$0.0547	$0.0046
Class M	12/29/23	$0.0499	$0.0046
Class C	12/29/23	$0.0417	$0.0046
Fidelity Freedom Blend 2010 Fund	12/29/23	$0.0593	$0.0046
Class K	12/29/23	$0.0607	$0.0046
Class K6	12/29/23	$0.0622	$0.0046
Class I	12/29/23	$0.0588	$0.0046
Class Z	12/29/23	$0.0485	$0.0046
Class Z6	12/29/23	$0.0629	$0.0046
Premier Class	12/29/23	$0.0624	$0.0046
Fidelity Freedom Blend 2015 Fund
Class A	12/29/23	$0.0613	$0.0053
Class M	12/29/23	$0.0524	$0.0053
Class C	12/29/23	$0.0530	$0.0053
Fidelity Freedom Blend 2015 Fund	12/29/23	$0.0658	$0.0053
Class K	12/29/23	$0.0680	$0.0053
Class K6	12/29/23	$0.0699	$0.0053
Class I	12/29/23	$0.0655	$0.0053
Class Z	12/29/23	$0.0691	$0.0053
Class Z6	12/29/23	$0.0699	$0.0053
Premier Class	12/29/23	$0.0702	$0.0053
Fidelity Freedom Blend 2020 Fund
Class A	12/29/23	$0.0706	$0.0063
Class M	12/29/23	$0.0639	$0.0063
Class C	12/29/23	$0.0524	$0.0063
Fidelity Freedom Blend 2020 Fund	12/29/23	$0.0758	$0.0063
Class K	12/29/23	$0.0773	$0.0063
Class K6	12/29/23	$0.0802	$0.0063
Class I	12/29/23	$0.0726	$0.0063
Class Z	12/29/23	$0.0805	$0.0063
Class Z6	12/29/23	$0.0802	$0.0063
Premier Class	12/29/23	$0.0809	$0.0063
Fidelity Freedom Blend 2025 Fund
Class A	12/29/23	$0.0803	$0.0071
Class M	12/29/23	$0.0700	$0.0071
Class C	12/29/23	$0.0590	$0.0071
Fidelity Freedom Blend 2025 Fund	12/29/23	$0.0832	$0.0071
Class K	12/29/23	$0.0850	$0.0071
Class K6	12/29/23	$0.0882	$0.0071
Class I	12/29/23	$0.0803	$0.0071
Class Z	12/29/23	$0.0867	$0.0071
Class Z6	12/29/23	$0.0882	$0.0071
Premier Class	12/29/23	$0.0889	$0.0071
Fidelity Freedom Blend 2030 Fund
Class A	12/29/23	$0.0861	$0.0078
Class M	12/29/23	$0.0751	$0.0078
Class C	12/29/23	$0.0605	$0.0078
Fidelity Freedom Blend 2030 Fund	12/29/23	$0.0889	$0.0078
Class K	12/29/23	$0.0905	$0.0078
Class K6	12/29/23	$0.0940	$0.0078
Class I	12/29/23	$0.0865	$0.0078
Class Z	12/29/23	$0.0936	$0.0078
Class Z6	12/29/23	$0.0944	$0.0078
Premier Class	12/29/23	$0.0948	$0.0078
Fidelity Freedom Blend 2035 Fund
Class A	12/29/23	$0.0924	$0.0091
Class M	12/29/23	$0.0813	$0.0091
Class C	12/29/23	$0.0663	$0.0091
Fidelity Freedom Blend 2035 Fund	12/29/23	$0.0972	$0.0091
Class K	12/29/23	$0.0981	$0.0091
Class K6	12/29/23	$0.1034	$0.0091
Class I	12/29/23	$0.0955	$0.0091
Class Z	12/29/23	$0.1021	$0.0091
Class Z6	12/29/23	$0.1030	$0.0091
Premier Class	12/29/23	$0.1043	$0.0091
Fidelity Freedom Blend 2040 Fund
Class A	12/29/23	$0.0962	$0.0107
Class M	12/29/23	$0.0821	$0.0107
Class C	12/29/23	$0.0651	$0.0107
Fidelity Freedom Blend 2040 Fund	12/29/23	$0.1019	$0.0107
Class K	12/29/23	$0.1029	$0.0107
Class K6	12/29/23	$0.1076	$0.0107
Class I	12/29/23	$0.0991	$0.0107
Class Z	12/29/23	$0.1066	$0.0107
Class Z6	12/29/23	$0.1076	$0.0107
Premier Class	12/29/23	$0.1085	$0.0107
Fidelity Freedom Blend 2045 Fund
Class A	12/29/23	$0.0969	$0.0111
Class M	12/29/23	$0.0834	$0.0111
Class C	12/29/23	$0.0646	$0.0111
Fidelity Freedom Blend 2045 Fund	12/29/23	$0.1032	$0.0111
Class K	12/29/23	$0.1036	$0.0111
Class K6	12/29/23	$0.1089	$0.0111
Class I	12/29/23	$0.0998	$0.0111
Class Z	12/29/23	$0.1070	$0.0111
Class Z6	12/29/23	$0.1085	$0.0111
Premier Class	12/29/23	$0.1094	$0.0111
Fidelity Freedom Blend 2050 Fund
Class A	12/29/23	$0.0957	$0.0110
Class M	12/29/23	$0.0855	$0.0110
Class C	12/29/23	$0.0675	$0.0110
Fidelity Freedom Blend 2050 Fund	12/29/23	$0.1035	$0.0110
Class K	12/29/23	$0.1045	$0.0110
Class K6	12/29/23	$0.1088	$0.0110
Class I	12/29/23	$0.1001	$0.0110
Class Z	12/29/23	$0.1069	$0.0110
Class Z6	12/29/23	$0.1088	$0.0110
Premier Class	12/29/23	$0.1098	$0.0110
Fidelity Freedom Blend 2055 Fund
Class A	12/29/23	$0.0982	$0.0111
Class M	12/29/23	$0.0856	$0.0111
Class C	12/29/23	$0.0725	$0.0111
Fidelity Freedom Blend 2055 Fund	12/29/23	$0.1031	$0.0111
Class K	12/29/23	$0.1050	$0.0111
Class K6	12/29/23	$0.1094	$0.0111
Class I	12/29/23	$0.1011	$0.0111
Class Z	12/29/23	$0.1055	$0.0111
Class Z6	12/29/23	$0.1089	$0.0111
Premier Class	12/29/23	$0.1104	$0.0111
Fidelity Freedom Blend 2060 Fund
Class A	12/29/23	$0.0979	$0.0112
Class M	12/29/23	$0.0857	$0.0112
Class C	12/29/23	$0.0671	$0.0112
Fidelity Freedom Blend 2060 Fund	12/29/23	$0.1043	$0.0112
Class K	12/29/23	$0.1062	$0.0112
Class K6	12/29/23	$0.1102	$0.0112
Class I	12/29/23	$0.1018	$0.0112
Class Z	12/29/23	$0.1062	$0.0112
Class Z6	12/29/23	$0.1102	$0.0112
Premier Class	12/29/23	$0.1111	$0.0112
Fidelity Freedom Blend 2065 Fund
Class A	12/29/23	$0.0987	$0.0115
Class M	12/29/23	$0.0882	$0.0115
Class C	12/29/23	$0.0667	$0.0115
Fidelity Freedom Blend 2065 Fund	12/29/23	$0.1072	$0.0115
Class K	12/29/23	$0.1072	$0.0115
Class K6	12/29/23	$0.1152	$0.0115
Class I	12/29/23	$0.1062	$0.0115
Class Z	12/29/23	$0.1107	$0.0115
Class Z6	12/29/23	$0.1142	$0.0115
Premier Class	12/29/23	$0.1152	$0.0115

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on December 14, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	109,107,309,767.05	94.95
Withheld	5,799,378,291.64	5.05
TOTAL	114,906,688,058.69	100.00
Jennifer Toolin McAuliffe
Affirmative	109,175,275,002.33	95.01
Withheld	5,731,413,056.36	4.99
TOTAL	114,906,688,058.69	100.00
Christine J. Thompson
Affirmative	108,987,783,842.76	94.85
Withheld	5,918,904,215.93	5.15
TOTAL	114,906,688,058.69	100.00
Elizabeth S. Acton
Affirmative	108,779,130,187.70	94.67
Withheld	6,127,557,870.99	5.33
TOTAL	114,906,688,058.69	100.00
Laura M. Bishop
Affirmative	109,090,772,959.30	94.94
Withheld	5,815,915,099.39	5.06
TOTAL	114,906,688,058.69	100.00
Ann E. Dunwoody
Affirmative	108,992,925,653.09	94.85
Withheld	5,913,762,405.60	5.15
TOTAL	114,906,688,058.69	100.00
John Engler
Affirmative	107,582,823,815.81	93.63
Withheld	7,323,864,242.88	6.37
TOTAL	114,906,688,058.69	100.00
Robert F. Gartland
Affirmative	108,309,686,614.41	94.26
Withheld	6,597,001,444.28	5.74
TOTAL	114,906,688,058.69	100.00
Robert W. Helm
Affirmative	108,644,546,000.05	94.55
Withheld	6,262,142,058.64	5.45
TOTAL	114,906,688,058.69	100.00
Arthur E. Johnson
Affirmative	108,147,753,320.09	94.12
Withheld	6,758,934,738.60	5.88
TOTAL	114,906,688,058.69	100.00
Michael E. Kenneally
Affirmative	108,653,379,991.15	94.56
Withheld	6,253,308,067.54	5.44
TOTAL	114,906,688,058.69	100.00
Mark A. Murray
Affirmative	108,772,153,970.12	94.66
Withheld	6,134,534,088.57	5.34
TOTAL	114,906,688,058.69	100.00
Carol J. Zierhoffer
Affirmative	109,153,849,069.06	94.99
Withheld	5,752,838,989.63	5.01
TOTAL	114,906,688,058.69	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.9890344.105
FBF-ANN-0524
Fidelity Advisor Freedom Funds®

Fidelity Advisor Freedom® Income Fund
Fidelity Advisor Freedom® 2005 Fund
Fidelity Advisor Freedom® 2010 Fund
Fidelity Advisor Freedom® 2015 Fund
Fidelity Advisor Freedom® 2020 Fund
Fidelity Advisor Freedom® 2025 Fund
Fidelity Advisor Freedom® 2030 Fund
Fidelity Advisor Freedom® 2035 Fund
Fidelity Advisor Freedom® 2040 Fund
Fidelity Advisor Freedom® 2045 Fund
Fidelity Advisor Freedom® 2050 Fund
Fidelity Advisor Freedom® 2055 Fund
Fidelity Advisor Freedom® 2060 Fund
Fidelity Advisor Freedom® 2065 Fund

Annual Report
March 31, 2024

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Advisor Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor Freedom® Income Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-0.45%	1.50%	2.37%
Class M (incl. 3.50% sales charge)	1.59%	1.73%	2.36%
Class C (incl. contingent deferred sales charge)	3.77%	1.93%	2.37%
Class I	5.75%	2.97%	3.23%
Class Z	5.83%	3.01%	3.26%
Class Z6	6.10%	3.10%	3.32%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® Income Fund - Class A, a class of the fund, on March 31, 2014, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom® 2005 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-0.45%	1.81%	2.88%
Class M (incl. 3.50% sales charge)	1.67%	2.03%	2.87%
Class C (incl. contingent deferred sales charge)	3.79%	2.27%	2.87%
Class I	5.77%	3.26%	3.74%
Class Z	5.87%	3.32%	3.77%
Class Z6	6.05%	3.40%	3.83%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2005 Fund - Class A, a class of the fund, on March 31, 2014, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom® 2010 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	0.98%	2.61%	3.54%
Class M (incl. 3.50% sales charge)	3.06%	2.83%	3.53%
Class C (incl. contingent deferred sales charge)	5.28%	3.07%	3.54%
Class I	7.47%	4.11%	4.43%
Class Z	7.53%	4.17%	4.46%
Class Z6	7.67%	4.24%	4.52%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2010 Fund - Class A, a class of the fund, on March 31, 2014, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom® 2015 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	2.72%	3.44%	4.21%
Class M (incl. 3.50% sales charge)	4.82%	3.67%	4.19%
Class C (incl. contingent deferred sales charge)	7.05%	3.87%	4.21%
Class I	9.12%	4.93%	5.09%
Class Z	9.16%	4.98%	5.12%
Class Z6	9.39%	5.08%	5.20%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2015 Fund - Class A, a class of the fund, on March 31, 2014, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom® 2020 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	4.24%	4.17%	4.75%
Class M (incl. 3.50% sales charge)	6.49%	4.41%	4.73%
Class C (incl. contingent deferred sales charge)	8.78%	4.64%	4.74%
Class I	10.87%	5.69%	5.64%
Class Z	10.99%	5.77%	5.68%
Class Z6	11.12%	5.87%	5.77%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2020 Fund - Class A, a class of the fund, on March 31, 2014, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom® 2025 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	5.73%	4.88%	5.26%
Class M (incl. 3.50% sales charge)	7.90%	5.12%	5.25%
Class C (incl. contingent deferred sales charge)	10.27%	5.33%	5.25%
Class I	12.43%	6.39%	6.15%
Class Z	12.50%	6.49%	6.19%
Class Z6	12.68%	6.60%	6.30%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2025 Fund - Class A, a class of the fund, on March 31, 2014, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom® 2030 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	7.26%	5.76%	6.03%
Class M (incl. 3.50% sales charge)	9.58%	6.00%	6.02%
Class C (incl. contingent deferred sales charge)	11.97%	6.24%	6.02%
Class I	14.14%	7.31%	6.94%
Class Z	14.21%	7.40%	6.99%
Class Z6	14.38%	7.54%	7.09%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2030 Fund - Class A, a class of the fund, on March 31, 2014, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom® 2035 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	10.12%	7.23%	6.98%
Class M (incl. 3.50% sales charge)	12.44%	7.46%	6.97%
Class C (incl. contingent deferred sales charge)	14.90%	7.68%	6.98%
Class I	17.08%	8.77%	7.89%
Class Z	17.21%	8.86%	7.94%
Class Z6	17.40%	9.03%	8.07%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2035 Fund - Class A, a class of the fund, on March 31, 2014, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom® 2040 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	12.99%	8.36%	7.56%
Class M (incl. 3.50% sales charge)	15.39%	8.60%	7.54%
Class C (incl. contingent deferred sales charge)	17.99%	8.82%	7.54%
Class I	20.25%	9.93%	8.46%
Class Z	20.40%	10.04%	8.53%
Class Z6	20.62%	10.21%	8.65%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2040 Fund - Class A, a class of the fund, on March 31, 2014, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom® 2045 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	13.98%	8.55%	7.66%
Class M (incl. 3.50% sales charge)	16.45%	8.80%	7.64%
Class C (incl. contingent deferred sales charge)	19.04%	9.02%	7.64%
Class I	21.32%	10.12%	8.56%
Class Z	21.48%	10.25%	8.63%
Class Z6	21.68%	10.42%	8.76%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2045 Fund - Class A, a class of the fund, on March 31, 2014, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom® 2050 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	13.99%	8.56%	7.66%
Class M (incl. 3.50% sales charge)	16.45%	8.80%	7.64%
Class C (incl. contingent deferred sales charge)	19.06%	9.03%	7.64%
Class I	21.27%	10.12%	8.56%
Class Z	21.34%	10.24%	8.63%
Class Z6	21.65%	10.42%	8.75%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2050 Fund - Class A, a class of the fund, on March 31, 2014, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom® 2055 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	14.07%	8.58%	7.66%
Class M (incl. 3.50% sales charge)	16.41%	8.79%	7.65%
Class C (incl. contingent deferred sales charge)	19.10%	9.03%	7.66%
Class I	21.22%	10.12%	8.57%
Class Z	21.36%	10.25%	8.64%
Class Z6	21.59%	10.41%	8.76%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2055 Fund - Class A, a class of the fund, on March 31, 2014, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom® 2060 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Class A (incl. 5.75% sales charge)	13.98%	8.55%	7.77%
Class M (incl. 3.50% sales charge)	16.45%	8.81%	7.77%
Class C (incl. contingent deferred sales charge)	19.11%	9.04%	7.76%
Class I	21.24%	10.12%	8.70%
Class Z	21.36%	10.23%	8.77%
Class Z6	21.57%	10.40%	8.89%

A   From August 5, 2014
Class C shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2060 Fund - Class A, a class of the fund, on August 5, 2014, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom® 2065 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Life of Fund A
Class A (incl. 5.75% sales charge)	13.93%	8.16%
Class M (incl. 3.50% sales charge)	16.32%	8.42%
Class C (incl. contingent deferred sales charge)	18.93%	8.69%
Class I	21.29%	9.80%
Class Z	21.40%	9.90%
Class Z6	21.57%	10.07%

A   From June 28, 2019
Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2065 Fund - Class A, a class of the fund, on June 28, 2019, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending March 31, 2024, easing global monetary policies and a slowing in the pace of inflation contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty. U.S. large-cap stocks led strong performance among asset categories, driven by a narrow set of companies in the information technology and communication services sectors amid exuberance for generative artificial intelligence. Assets gained broadly in the final two months of 2023 and through the first quarter of 2024, as investor sentiment largely shifted to a view that policy interest rates had peaked in some countries after aggressive monetary tightening cycles by the U.S. Federal Reserve and other central banks.
International equities rose 13.45% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index, coming off a 9.78% advance in the final quarter of 2023. By region, Japan (+26%) led the way, whereas Asia Pacific ex Japan (+4%) and emerging markets (+9%) lagged by the widest margins. By sector, tech (+30%), energy and financials (+22% each), were top performers. Conversely, the consumer staples (-4%) and communication services (-3%) sectors lagged most.
U.S. stocks gained 29.35% the past 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. By sector, the communication services (+46%) and information technology (+45%) sectors led, while financials (+34%) and industrials (+30%) also outpaced the broader index. Conversely, utilities (0%) and consumer staples (+8%) lagged most. Growth stocks outpaced value, while larger-caps topped small-caps. Commodities returned 0.56%, according to the Bloomberg Commodity Index Total Return.
U.S. taxable investment-grade bonds gained 1.70% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, as the Federal Reserve slowed the pace of, and eventually paused, interest rate increases. Since March 2022, the Fed has hiked its benchmark interest rate 11 times, by 5.25 percentage points, while allowing up to billions in bonds to mature each month. Short-term U.S. Treasurys (+5.29%), topped investment-grade corporate bonds (+4.15%), while commercial mortgage-backed securities gained 4.42% and agencies rose 3.06%. Outside the Bloomberg index, leveraged loans (+12.85%), U.S. high-yield bonds (+11.06%) and emerging-markets debt (+10.45%) had strong gains, whereas Treasury Inflation-Protected Securities (0.45%) were roughly flat.
Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:
For the fiscal year ending March 31, 2024, the Class I shares of each Fidelity Advisor Freedom® Fund posted a return ranging from 5.75% for Fidelity Advisor Freedom Income Fund to 21.32% for Fidelity Advisor Freedom 2045 Fund. The Funds had mixed returns versus their Composite indexes the past 12 months, with the shorter-dated Funds underperforming and the longer-dated Funds outperforming. Security selection among the underlying investment portfolios contributed to the Funds' relative performance, whereas active asset allocation detracted. More specifically, investments in underlying U.S. equity funds added relative value, especially Fidelity® Series Opportunistic Insights Fund (+44.95%), which notably outpaced its benchmark, the Russell 3000® Index (+29.29%) for the 12 months. Our investments in non-U.S. equity funds also contributed to the Funds' relative results. In particular, Fidelity® Series Emerging Markets Opportunities Fund (+11.53%) topped the 8.18% result of its benchmark, the MSCI Emerging Markets (Net MA) Index. In addition, Fidelity® Series International Growth Fund (+19.50%) topped its benchmark, the MSCI EAFE Growth Index (+13.42%). Conversely, an investment in Fidelity® Series Value Discovery Fund (+16.10%) detracted, given the U.S. equity fund trailed the 20.18% result of its benchmark, the Russell 3000® Value Index. In terms of active asset allocation, underweighting U.S. equities held back the Funds' performance relative to Composites, as this asset class outperformed several others in which the Funds invest. Overweight allocations to U.S. investment-grade bonds and long-term U.S. Treasury bonds also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Advisor Freedom® Income Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	38.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Money Market Fund 5.4%	7.9
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Short-Term Credit Fund	2.1
Fidelity Series International Value Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series International Growth Fund	1.9
85.6

Asset Allocation (% of Fund's net assets)

Futures - 4.5%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% 4/25/24 (b) (Cost $269,063)	270,000	269,054

Domestic Equity Funds - 9.4%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	122,934	2,215,270
Fidelity Advisor Series Growth Opportunities Fund (c)	105,547	1,559,983
Fidelity Advisor Series Small Cap Fund (c)	58,033	760,233
Fidelity Series All-Sector Equity Fund (c)	61,884	730,231
Fidelity Series Commodity Strategy Fund (c)	11,867	1,122,494
Fidelity Series Large Cap Stock Fund (c)	135,820	2,974,462
Fidelity Series Large Cap Value Index Fund (c)	17,949	287,361
Fidelity Series Opportunistic Insights Fund (c)	78,486	1,754,944
Fidelity Series Small Cap Core Fund (c)	4,325	51,034
Fidelity Series Small Cap Opportunities Fund (c)	63,049	964,012
Fidelity Series Stock Selector Large Cap Value Fund (c)	123,160	1,729,173
Fidelity Series Value Discovery Fund (c)	111,914	1,771,600
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,285,819)		15,920,797

International Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	72,760	1,114,687
Fidelity Series Emerging Markets Fund (c)	209,424	1,834,552
Fidelity Series Emerging Markets Opportunities Fund (c)	412,760	7,363,645
Fidelity Series International Growth Fund (c)	169,074	3,148,157
Fidelity Series International Small Cap Fund (c)	144,250	2,525,810
Fidelity Series International Value Fund (c)	251,244	3,163,165
Fidelity Series Overseas Fund (c)	224,348	3,156,580
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,964,609)		22,306,596

Bond Funds - 67.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,537,345	33,781,641
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	10,996	83,566
Fidelity Series Emerging Markets Debt Fund (c)	112,768	886,357
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	31,911	286,879
Fidelity Series Floating Rate High Income Fund (c)	17,997	162,872
Fidelity Series High Income Fund (c)	108,257	915,852
Fidelity Series International Credit Fund (c)	15,245	124,403
Fidelity Series International Developed Markets Bond Index Fund (c)	748,358	6,533,165
Fidelity Series Investment Grade Bond Fund (c)	6,539,962	65,072,621
Fidelity Series Long-Term Treasury Bond Index Fund (c)	999,910	5,629,491
Fidelity Series Real Estate Income Fund (c)	17,031	164,864
TOTAL BOND FUNDS (Cost $123,241,841)		113,641,711

Short-Term Funds - 10.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	188,936	188,974
Fidelity Series Government Money Market Fund 5.4% (c)(e)	13,462,388	13,462,388
Fidelity Series Short-Term Credit Fund (c)	358,236	3,528,626
TOTAL SHORT-TERM FUNDS (Cost $17,191,945)		17,179,988

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $167,953,277)	169,318,146
NET OTHER ASSETS (LIABILITIES) - 0.0%	(49,660)
NET ASSETS - 100.0%	169,268,486

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	56	Jun 2024	6,204,625	31,608	31,608
CBOT 5-Year U.S. Treasury Note Contracts (United States)	32	Jun 2024	3,424,500	9,833	9,833
CBOT Long Term U.S. Treasury Bond Contracts (United States)	3	Jun 2024	361,313	7,071	7,071

TOTAL PURCHASED					48,512

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	Jun 2024	796,275	335	335
ICE E-mini MSCI EAFE Index Contracts (United States)	4	Jun 2024	471,420	(2,871)	(2,871)
ICE MSCI Emerging Markets Index Contracts (United States)	19	Jun 2024	996,550	65	65

TOTAL SOLD					(2,471)

TOTAL FUTURES CONTRACTS					46,041
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $12,127,103.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $229,194.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	261,985	2,738,390	2,811,401	14,803	-	-	188,974	0.0%
Total	261,985	2,738,390	2,811,401	14,803	-	-	188,974

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	1,574,496	748,186	654,245	89,478	52,609	494,224	2,215,270
Fidelity Advisor Series Growth Opportunities Fund	1,113,405	502,918	534,292	3,947	(4,793)	482,745	1,559,983
Fidelity Advisor Series Small Cap Fund	609,910	271,988	235,492	24,117	13,366	100,461	760,233
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	35,490,220	5,775,835	7,692,040	846,216	(113,661)	321,287	33,781,641
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	161,510	18,354	87,800	4,792	(12,772)	4,274	83,566
Fidelity Series All-Sector Equity Fund	568,233	228,406	198,518	41,471	21,644	110,466	730,231
Fidelity Series Canada Fund	1,383,535	209,483	604,684	37,093	78,551	47,802	1,114,687
Fidelity Series Commodity Strategy Fund	1,235,432	239,698	297,143	52,020	(201,596)	146,103	1,122,494
Fidelity Series Emerging Markets Debt Fund	909,632	129,116	212,574	56,377	(28,383)	88,566	886,357
Fidelity Series Emerging Markets Debt Local Currency Fund	307,883	49,964	67,357	20,422	(3,772)	161	286,879
Fidelity Series Emerging Markets Fund	1,425,883	630,515	359,306	48,655	(25,915)	163,375	1,834,552
Fidelity Series Emerging Markets Opportunities Fund	8,964,994	904,607	3,202,285	224,633	44,592	651,737	7,363,645
Fidelity Series Floating Rate High Income Fund	162,874	29,603	32,903	16,028	(164)	3,462	162,872
Fidelity Series Government Money Market Fund 5.4%	15,646,209	3,413,849	5,597,670	804,865	-	-	13,462,388
Fidelity Series High Income Fund	942,397	132,575	190,136	59,278	(13,534)	44,550	915,852
Fidelity Series International Credit Fund	114,204	4,363	-	4,363	-	5,836	124,403
Fidelity Series International Developed Markets Bond Index Fund	6,979,674	839,466	1,309,920	261,424	(97,024)	120,969	6,533,165
Fidelity Series International Growth Fund	3,658,729	495,061	1,505,663	40,309	66,881	433,149	3,148,157
Fidelity Series International Small Cap Fund	998,879	1,886,620	776,750	94,801	42,095	374,966	2,525,810
Fidelity Series International Value Fund	3,587,878	465,773	1,434,782	100,358	184,801	359,495	3,163,165
Fidelity Series Investment Grade Bond Fund	69,773,392	9,288,799	13,038,042	2,780,727	(1,003,973)	52,445	65,072,621
Fidelity Series Large Cap Stock Fund	2,266,968	903,380	739,530	117,044	108,437	435,207	2,974,462
Fidelity Series Large Cap Value Index Fund	236,686	100,969	86,181	9,414	8,172	27,715	287,361
Fidelity Series Long-Term Treasury Bond Index Fund	6,691,413	1,477,602	1,959,230	205,263	(446,245)	(134,049)	5,629,491
Fidelity Series Opportunistic Insights Fund	1,357,800	369,578	481,954	13,607	43,927	465,593	1,754,944
Fidelity Series Overseas Fund	3,655,275	477,130	1,462,084	51,271	132,266	353,993	3,156,580
Fidelity Series Real Estate Income Fund	308,013	32,078	179,567	14,013	(6,645)	10,985	164,864
Fidelity Series Short-Term Credit Fund	3,952,596	417,777	916,894	115,760	(13,053)	88,200	3,528,626
Fidelity Series Small Cap Core Fund	-	49,394	748	73	56	2,332	51,034
Fidelity Series Small Cap Opportunities Fund	750,554	323,864	300,671	7,771	51,297	138,968	964,012
Fidelity Series Stock Selector Large Cap Value Fund	1,418,417	589,103	508,077	94,651	32,686	197,044	1,729,173
Fidelity Series Value Discovery Fund	1,449,583	611,461	443,058	72,033	31,514	122,100	1,771,600
	177,696,674	31,617,515	45,109,596	6,312,274	(1,058,636)	5,714,161	168,860,118

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	269,054	-	269,054	-

Domestic Equity Funds	15,920,797	15,920,797	-	-

International Equity Funds	22,306,596	22,306,596	-	-

Bond Funds	113,641,711	113,641,711	-	-

Short-Term Funds	17,179,988	17,179,988	-	-
Total Investments in Securities:	169,318,146	169,049,092	269,054	-
Derivative Instruments: Assets
Futures Contracts	48,912	48,912	-	-
Total Assets	48,912	48,912	-	-
Liabilities
Futures Contracts	(2,871)	(2,871)	-	-
Total Liabilities	(2,871)	(2,871)	-	-
Total Derivative Instruments:	46,041	46,041	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	400	(2,871)
Total Equity Risk	400	(2,871)
Interest Rate Risk
Futures Contracts (a)	48,512	0
Total Interest Rate Risk	48,512	0
Total Value of Derivatives	48,912	(2,871)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® Income Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $269,063)	$269,054
Fidelity Central Funds (cost $188,974)	188,974
Other affiliated issuers (cost $167,495,240)	168,860,118

Total Investment in Securities (cost $167,953,277)		$169,318,146
Cash		49,879
Receivable for investments sold		1,132,471
Receivable for fund shares sold		174,545
Distributions receivable from Fidelity Central Funds		911
Total assets		170,675,952
Liabilities
Payable for investments purchased	$943,855
Payable for fund shares redeemed	363,171
Accrued management fee	62,361
Distribution and service plan fees payable	26,804
Payable for daily variation margin on futures contracts	11,094
Other payables and accrued expenses	181
Total liabilities		1,407,466
Net Assets		$169,268,486
Net Assets consist of:
Paid in capital		$173,197,864
Total accumulated earnings (loss)		(3,929,378)
Net Assets		$169,268,486

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($64,656,910 ÷ 6,449,100 shares)(a)		$10.03
Maximum offering price per share (100/94.25 of $10.03)		$10.64
Class M :
Net Asset Value and redemption price per share ($24,477,694 ÷ 2,447,517 shares)(a)		$10.00
Maximum offering price per share (100/96.50 of $10.00)		$10.36
Class C :
Net Asset Value and offering price per share ($3,900,576 ÷ 393,097 shares)(a)		$9.92
Class I :
Net Asset Value, offering price and redemption price per share ($42,955,727 ÷ 4,265,518 shares)		$10.07
Class Z :
Net Asset Value, offering price and redemption price per share ($18,355,092 ÷ 1,826,210 shares)		$10.05
Class Z6 :
Net Asset Value, offering price and redemption price per share ($14,922,487 ÷ 1,483,496 shares)		$10.06
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$5,952,113
Interest		15,197
Income from Fidelity Central Funds		14,803
Total income		5,982,113
Expenses
Management fee	$756,401
Distribution and service plan fees	323,118
Independent trustees' fees and expenses	554
Miscellaneous	3,895
Total expenses before reductions	1,083,968
Expense reductions	(403)
Total expenses after reductions		1,083,565
Net Investment income (loss)		4,898,548
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17
Affiliated issuers	(1,058,636)
Futures contracts	(653,375)
Capital gain distributions from underlying funds:
Affiliated issuers	360,161
Total net realized gain (loss)		(1,351,833)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(45)
Affiliated issuers	5,714,161
Futures contracts	96,308
Total change in net unrealized appreciation (depreciation)		5,810,424
Net gain (loss)		4,458,591
Net increase (decrease) in net assets resulting from operations		$9,357,139
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,898,548	$6,216,401
Net realized gain (loss)	(1,351,833)	(3,511,609)
Change in net unrealized appreciation (depreciation)	5,810,424	(13,172,343)
Net increase (decrease) in net assets resulting from operations	9,357,139	(10,467,551)
Distributions to shareholders	(4,860,753)	(10,705,409)

Share transactions - net increase (decrease)	(13,442,710)	(15,186,038)
Total increase (decrease) in net assets	(8,946,324)	(36,358,998)

Net Assets
Beginning of period	178,214,810	214,573,808
End of period	$169,268,486	$178,214,810

Financial Highlights
Fidelity Advisor Freedom® Income Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.76	$10.82	$11.49	$10.50	$10.76
Income from Investment Operations
Net investment income (loss) A,B	.27	.32	.24	.09	.18
Net realized and unrealized gain (loss)	.27	(.83)	(.34)	1.30	(.06) C
Total from investment operations	.54	(.51)	(.10)	1.39	.12
Distributions from net investment income	(.27)	(.31)	(.23)	(.11)	(.18)
Distributions from net realized gain	-	(.24)	(.34)	(.30)	(.20)
Total distributions	(.27)	(.55)	(.57)	(.40) D	(.38)
Net asset value, end of period	$10.03	$9.76	$10.82	$11.49	$10.50
Total Return E,F	5.62%	(4.58)%	(1.04)%	13.41%	1.04% C
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.72%	.72%	.72%	.72%	.72%
Expenses net of all reductions	.72%	.72%	.72%	.72%	.72%
Net investment income (loss)	2.77%	3.21%	2.11%	.80%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$64,657	$64,491	$75,687	$73,935	$61,807
Portfolio turnover rate I	18%	26%	47%	29%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .93%.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$10.79	$11.47	$10.49	$10.74
Income from Investment Operations
Net investment income (loss) A,B	.24	.29	.21	.06	.15
Net realized and unrealized gain (loss)	.27	(.81)	(.34)	1.30	(.04) C
Total from investment operations	.51	(.52)	(.13)	1.36	.11
Distributions from net investment income	(.25)	(.29)	(.21)	(.08)	(.16)
Distributions from net realized gain	-	(.24)	(.34)	(.30)	(.20)
Total distributions	(.25)	(.53)	(.55)	(.38)	(.36)
Net asset value, end of period	$10.00	$9.74	$10.79	$11.47	$10.49
Total Return D,E	5.27%	(4.72)%	(1.31)%	13.06%	.90% C
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97%	.97%	.97%	.96% H	.97%
Expenses net of fee waivers, if any	.97%	.97%	.97%	.96% H	.97%
Expenses net of all reductions	.97%	.96%	.97%	.96% H	.97%
Net investment income (loss)	2.52%	2.96%	1.86%	.55%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$24,478	$26,651	$31,925	$36,006	$36,147
Portfolio turnover rate I	18%	26%	47%	29%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .79%.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$10.72	$11.43	$10.47	$10.73
Income from Investment Operations
Net investment income (loss) A,B	.19	.24	.15	.01	.10
Net realized and unrealized gain (loss)	.27	(.81)	(.33)	1.29	(.06) C
Total from investment operations	.46	(.57)	(.18)	1.30	.04
Distributions from net investment income	(.20)	(.25)	(.20)	(.04)	(.10)
Distributions from net realized gain	-	(.24)	(.34)	(.30)	(.20)
Total distributions	(.20)	(.49)	(.53) D	(.34)	(.30)
Net asset value, end of period	$9.92	$9.66	$10.72	$11.43	$10.47
Total Return E,F	4.77%	(5.27)%	(1.75)%	12.49%	.30% C
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.47%	1.47%	1.47%	1.47%	1.46% I
Expenses net of fee waivers, if any	1.47%	1.47%	1.47%	1.47%	1.46% I
Expenses net of all reductions	1.47%	1.47%	1.47%	1.46%	1.46% I
Net investment income (loss)	2.02%	2.46%	1.36%	.05%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$3,901	$4,476	$6,378	$8,255	$7,918
Portfolio turnover rate J	18%	26%	47%	29%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .19%.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.81	$10.86	$11.53	$10.53	$10.79
Income from Investment Operations
Net investment income (loss) A,B	.30	.34	.27	.12	.21
Net realized and unrealized gain (loss)	.25	(.81)	(.34)	1.31	(.06) C
Total from investment operations	.55	(.47)	(.07)	1.43	.15
Distributions from net investment income	(.29)	(.34)	(.26)	(.13)	(.21)
Distributions from net realized gain	-	(.24)	(.34)	(.30)	(.20)
Total distributions	(.29)	(.58)	(.60)	(.43)	(.41)
Net asset value, end of period	$10.07	$9.81	$10.86	$11.53	$10.53
Total Return D	5.75%	(4.22)%	(.80)%	13.72%	1.30% C
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.46% G	.46% G	.46% G	.47%
Expenses net of fee waivers, if any	.47%	.46% G	.46% G	.46% G	.47%
Expenses net of all reductions	.47%	.46% G	.46% G	.46% G	.47%
Net investment income (loss)	3.02%	3.46%	2.36%	1.05%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$42,956	$58,142	$79,536	$87,775	$83,215
Portfolio turnover rate H	18%	26%	47%	29%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.19%.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.79	$10.85	$11.52	$10.53	$10.79
Income from Investment Operations
Net investment income (loss) A,B	.30	.34	.28	.12	.21
Net realized and unrealized gain (loss)	.26	(.81)	(.34)	1.31	(.05) C
Total from investment operations	.56	(.47)	(.06)	1.43	.16
Distributions from net investment income	(.30)	(.35)	(.27)	(.14)	(.22)
Distributions from net realized gain	-	(.24)	(.34)	(.30)	(.20)
Total distributions	(.30)	(.59)	(.61)	(.44)	(.42)
Net asset value, end of period	$10.05	$9.79	$10.85	$11.52	$10.53
Total Return D	5.83%	(4.21)%	(.75)%	13.72%	1.36% C
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42%	.42%	.41% G	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.41% G	.42%	.42%
Expenses net of all reductions	.42%	.42%	.41% G	.42%	.42%
Net investment income (loss)	3.07%	3.51%	2.41%	1.10%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$18,355	$10,672	$7,064	$8,919	$3,128
Portfolio turnover rate H	18%	26%	47%	29%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.25%.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.79	$10.85	$11.52	$10.52	$10.78
Income from Investment Operations
Net investment income (loss) A,B	.32	.35	.28	.13	.22
Net realized and unrealized gain (loss)	.27	(.82)	(.34)	1.31	(.06) C
Total from investment operations	.59	(.47)	(.06)	1.44	.16
Distributions from net investment income	(.32)	(.35)	(.27)	(.14)	(.22)
Distributions from net realized gain	-	(.24)	(.34)	(.30)	(.20)
Total distributions	(.32)	(.59)	(.61)	(.44)	(.42)
Net asset value, end of period	$10.06	$9.79	$10.85	$11.52	$10.52
Total Return D	6.10%	(4.22)%	(.71)%	13.87%	1.38% C
Ratios to Average Net Assets B,E,F
Expenses before reductions	.24%	.36% G	.36% G	.37%	.36% G
Expenses net of fee waivers, if any	.24%	.36% G	.36% G	.37%	.36% G
Expenses net of all reductions	.24%	.36% G	.36% G	.37%	.36% G
Net investment income (loss)	3.24%	3.56%	2.46%	1.15%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$14,922	$13,783	$13,984	$23,587	$21,248
Portfolio turnover rate H	18%	26%	47%	29%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.27%.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	38.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Money Market Fund 5.4%	8.1
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Series International Value Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series International Growth Fund	1.9
85.5

Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.1)%
Futures - 4.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% 4/25/24 (b) (Cost $159,444)	160,000	159,439

Domestic Equity Funds - 9.4%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	68,120	1,227,520
Fidelity Advisor Series Growth Opportunities Fund (c)	58,469	864,174
Fidelity Advisor Series Small Cap Fund (c)	32,116	420,720
Fidelity Series All-Sector Equity Fund (c)	34,245	404,088
Fidelity Series Commodity Strategy Fund (c)	6,577	622,160
Fidelity Series Large Cap Stock Fund (c)	75,273	1,648,478
Fidelity Series Large Cap Value Index Fund (c)	9,901	158,521
Fidelity Series Opportunistic Insights Fund (c)	43,483	972,275
Fidelity Series Small Cap Core Fund (c)	2,395	28,261
Fidelity Series Small Cap Opportunities Fund (c)	34,906	533,711
Fidelity Series Stock Selector Large Cap Value Fund (c)	68,232	957,981
Fidelity Series Value Discovery Fund (c)	62,003	981,507
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,090,481)		8,819,396

International Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	40,344	618,078
Fidelity Series Emerging Markets Fund (c)	116,123	1,017,235
Fidelity Series Emerging Markets Opportunities Fund (c)	228,869	4,083,027
Fidelity Series International Growth Fund (c)	93,749	1,745,613
Fidelity Series International Small Cap Fund (c)	79,984	1,400,525
Fidelity Series International Value Fund (c)	139,311	1,753,930
Fidelity Series Overseas Fund (c)	124,398	1,750,281
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,521,495)		12,368,689

Bond Funds - 67.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,960,551	18,723,263
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	6,115	46,477
Fidelity Series Emerging Markets Debt Fund (c)	62,537	491,542
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	17,686	158,999
Fidelity Series Floating Rate High Income Fund (c)	10,031	90,782
Fidelity Series High Income Fund (c)	60,027	507,829
Fidelity Series International Credit Fund (c)	14,489	118,231
Fidelity Series International Developed Markets Bond Index Fund (c)	408,400	3,565,336
Fidelity Series Investment Grade Bond Fund (c)	3,625,502	36,073,744
Fidelity Series Long-Term Treasury Bond Index Fund (c)	554,436	3,121,476
Fidelity Series Real Estate Income Fund (c)	9,444	91,416
TOTAL BOND FUNDS (Cost $68,080,814)		62,989,095

Short-Term Funds - 10.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	154,735	154,766
Fidelity Series Government Money Market Fund 5.4% (c)(e)	7,652,553	7,652,553
Fidelity Series Short-Term Credit Fund (c)	179,636	1,769,417
TOTAL SHORT-TERM FUNDS (Cost $9,584,914)		9,576,736

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $92,437,148)	93,913,355
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(54,684)
NET ASSETS - 100.0%	93,858,671

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	31	Jun 2024	3,434,703	17,440	17,440
CBOT 5-Year U.S. Treasury Note Contracts (United States)	18	Jun 2024	1,926,281	5,531	5,531
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	Jun 2024	240,875	4,714	4,714

TOTAL PURCHASED					27,685

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	Jun 2024	530,850	223	223
ICE E-mini MSCI EAFE Index Contracts (United States)	2	Jun 2024	235,710	(1,435)	(1,435)
ICE MSCI Emerging Markets Index Contracts (United States)	11	Jun 2024	576,950	38	38

TOTAL SOLD					(1,174)

TOTAL FUTURES CONTRACTS					26,511
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $6,995,725.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $159,439.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	201,715	1,342,294	1,389,243	9,349	-	-	154,766	0.0%
Total	201,715	1,342,294	1,389,243	9,349	-	-	154,766

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	1,001,857	421,778	512,714	50,370	88,222	228,377	1,227,520
Fidelity Advisor Series Growth Opportunities Fund	708,486	284,590	405,818	2,222	20,265	256,651	864,174
Fidelity Advisor Series Small Cap Fund	395,124	146,898	185,503	13,572	15,475	48,726	420,720
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20,261,300	4,277,632	5,935,749	476,346	(130,152)	250,232	18,723,263
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	379,492	23,402	342,465	3,266	(52,237)	38,285	46,477
Fidelity Series All-Sector Equity Fund	362,182	132,556	168,028	23,182	6,238	71,140	404,088
Fidelity Series Canada Fund	842,093	128,303	424,704	20,911	79,943	(7,557)	618,078
Fidelity Series Commodity Strategy Fund	724,034	150,362	221,411	30,135	(202,928)	172,103	622,160
Fidelity Series Emerging Markets Debt Fund	536,121	88,782	166,764	32,408	(29,933)	63,336	491,542
Fidelity Series Emerging Markets Debt Local Currency Fund	181,418	33,219	53,675	11,475	(3,962)	1,999	158,999
Fidelity Series Emerging Markets Fund	843,051	465,774	374,207	27,428	(30,438)	113,055	1,017,235
Fidelity Series Emerging Markets Opportunities Fund	5,374,355	530,985	2,211,101	126,637	235,559	153,229	4,083,027
Fidelity Series Floating Rate High Income Fund	103,352	20,147	34,804	9,546	(645)	2,732	90,782
Fidelity Series Government Money Market Fund 5.4%	9,261,335	2,346,663	3,955,445	473,407	-	-	7,652,553
Fidelity Series High Income Fund	554,197	91,276	154,795	34,032	(13,265)	30,416	507,829
Fidelity Series International Credit Fund	108,538	4,147	-	4,146	-	5,546	118,231
Fidelity Series International Developed Markets Bond Index Fund	4,063,860	592,857	1,097,777	148,302	(82,535)	88,931	3,565,336
Fidelity Series International Growth Fund	2,224,950	308,572	1,067,526	22,722	324,910	(45,293)	1,745,613
Fidelity Series International Small Cap Fund	609,365	1,069,956	508,220	53,409	75,961	153,463	1,400,525
Fidelity Series International Value Fund	2,217,062	300,077	1,074,858	56,579	175,295	136,354	1,753,930
Fidelity Series Investment Grade Bond Fund	40,714,214	6,683,771	10,709,494	1,594,607	(852,927)	238,180	36,073,744
Fidelity Series Large Cap Stock Fund	1,449,446	527,875	641,042	68,484	161,161	151,038	1,648,478
Fidelity Series Large Cap Value Index Fund	152,314	52,421	66,644	5,301	12,189	8,241	158,521
Fidelity Series Long-Term Treasury Bond Index Fund	3,964,115	924,684	1,416,579	118,085	(290,576)	(60,168)	3,121,476
Fidelity Series Opportunistic Insights Fund	863,930	228,206	415,357	7,671	112,371	183,125	972,275
Fidelity Series Overseas Fund	2,222,927	298,453	1,043,804	28,902	150,268	122,437	1,750,281
Fidelity Series Real Estate Income Fund	173,905	32,489	118,170	7,905	(4,589)	7,781	91,416
Fidelity Series Short-Term Credit Fund	2,047,611	293,327	609,625	58,743	(9,209)	47,313	1,769,417
Fidelity Series Small Cap Core Fund	-	28,029	1,107	44	69	1,270	28,261
Fidelity Series Small Cap Opportunities Fund	484,617	175,349	234,011	4,525	67,254	40,502	533,711
Fidelity Series Stock Selector Large Cap Value Fund	909,544	334,279	418,410	52,925	37,420	95,148	957,981
Fidelity Series Value Discovery Fund	929,343	359,371	395,977	40,483	67,212	21,558	981,507
	104,664,138	21,356,230	34,965,784	3,607,770	(73,584)	2,618,150	93,599,150

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	159,439	-	159,439	-

Domestic Equity Funds	8,819,396	8,819,396	-	-

International Equity Funds	12,368,689	12,368,689	-	-

Bond Funds	62,989,095	62,989,095	-	-

Short-Term Funds	9,576,736	9,576,736	-	-
Total Investments in Securities:	93,913,355	93,753,916	159,439	-
Derivative Instruments: Assets
Futures Contracts	27,946	27,946	-	-
Total Assets	27,946	27,946	-	-
Liabilities
Futures Contracts	(1,435)	(1,435)	-	-
Total Liabilities	(1,435)	(1,435)	-	-
Total Derivative Instruments:	26,511	26,511	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	261	(1,435)
Total Equity Risk	261	(1,435)
Interest Rate Risk
Futures Contracts (a)	27,685	0
Total Interest Rate Risk	27,685	0
Total Value of Derivatives	27,946	(1,435)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2005 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $159,444)	$159,439
Fidelity Central Funds (cost $154,766)	154,766
Other affiliated issuers (cost $92,122,938)	93,599,150

Total Investment in Securities (cost $92,437,148)		$93,913,355
Receivable for investments sold		627,715
Receivable for fund shares sold		24,196
Distributions receivable from Fidelity Central Funds		600
Total assets		94,565,866
Liabilities
Payable for investments purchased	$533,433
Payable for fund shares redeemed	118,487
Accrued management fee	34,084
Distribution and service plan fees payable	15,014
Payable for daily variation margin on futures contracts	6,055
Other payables and accrued expenses	122
Total liabilities		707,195
Net Assets		$93,858,671
Net Assets consist of:
Paid in capital		$95,118,649
Total accumulated earnings (loss)		(1,259,978)
Net Assets		$93,858,671

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($36,159,799 ÷ 3,534,472 shares)(a)		$10.23
Maximum offering price per share (100/94.25 of $10.23)		$10.85
Class M :
Net Asset Value and redemption price per share ($16,779,259 ÷ 1,644,010 shares)(a)		$10.21
Maximum offering price per share (100/96.50 of $10.21)		$10.58
Class C :
Net Asset Value and offering price per share ($455,235 ÷ 44,252 shares)(a)		$10.29
Class I :
Net Asset Value, offering price and redemption price per share ($17,011,161 ÷ 1,647,691 shares)		$10.32
Class Z :
Net Asset Value, offering price and redemption price per share ($13,494,552 ÷ 1,320,313 shares)		$10.22
Class Z6 :
Net Asset Value, offering price and redemption price per share ($9,958,665 ÷ 971,199 shares)		$10.25
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$3,404,068
Interest		9,009
Income from Fidelity Central Funds		9,349
Total income		3,422,426
Expenses
Management fee	$434,943
Distribution and service plan fees	189,727
Independent trustees' fees and expenses	321
Miscellaneous	1,962
Total expenses before reductions	626,953
Expense reductions	(477)
Total expenses after reductions		626,476
Net Investment income (loss)		2,795,950
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	23
Affiliated issuers	(73,584)
Futures contracts	(366,734)
Capital gain distributions from underlying funds:
Affiliated issuers	203,702
Total net realized gain (loss)		(236,593)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(32)
Affiliated issuers	2,618,150
Futures contracts	50,101
Total change in net unrealized appreciation (depreciation)		2,668,219
Net gain (loss)		2,431,626
Net increase (decrease) in net assets resulting from operations		$5,227,576
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,795,950	$3,814,543
Net realized gain (loss)	(236,593)	(2,240,253)
Change in net unrealized appreciation (depreciation)	2,668,219	(8,853,145)
Net increase (decrease) in net assets resulting from operations	5,227,576	(7,278,855)
Distributions to shareholders	(2,517,151)	(7,150,674)

Share transactions - net increase (decrease)	(13,865,293)	(23,984,029)
Total increase (decrease) in net assets	(11,154,868)	(38,413,558)

Net Assets
Beginning of period	105,013,539	143,427,097
End of period	$93,858,671	$105,013,539

Financial Highlights
Fidelity Advisor Freedom® 2005 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$11.07	$11.99	$10.85	$11.36
Income from Investment Operations
Net investment income (loss) A,B	.27	.32	.25	.10	.19
Net realized and unrealized gain (loss)	.29	(.85)	(.33)	1.64	(.16)
Total from investment operations	.56	(.53)	(.08)	1.74	.03
Distributions from net investment income	(.26)	(.32)	(.26)	(.11)	(.20)
Distributions from net realized gain	-	(.29)	(.59)	(.49)	(.34)
Total distributions	(.26)	(.61)	(.84) C	(.60)	(.54)
Net asset value, end of period	$10.23	$9.93	$11.07	$11.99	$10.85
Total Return D,E	5.62%	(4.72)%	(.90)%	16.31%	.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.72%	.72%	.72%	.72%	.72%
Expenses net of all reductions	.72%	.72%	.72%	.71%	.72%
Net investment income (loss)	2.75%	3.16%	2.07%	.81%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$36,160	$43,354	$64,023	$76,060	$74,103
Portfolio turnover rate H	22%	23%	45%	31%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$11.05	$11.97	$10.83	$11.35
Income from Investment Operations
Net investment income (loss) A,B	.25	.29	.22	.07	.16
Net realized and unrealized gain (loss)	.28	(.84)	(.32)	1.64	(.17)
Total from investment operations	.53	(.55)	(.10)	1.71	(.01)
Distributions from net investment income	(.23)	(.30)	(.23)	(.08)	(.17)
Distributions from net realized gain	-	(.29)	(.59)	(.49)	(.34)
Total distributions	(.23)	(.59)	(.82)	(.57)	(.51)
Net asset value, end of period	$10.21	$9.91	$11.05	$11.97	$10.83
Total Return C,D	5.36%	(4.93)%	(1.13)%	16.06%	(.31)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.97%	.96% G	.96% G	.97%	.97%
Expenses net of fee waivers, if any	.97%	.96% G	.96% G	.97%	.97%
Expenses net of all reductions	.97%	.96% G	.96% G	.97%	.97%
Net investment income (loss)	2.50%	2.91%	1.82%	.56%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$16,779	$18,153	$20,760	$21,606	$22,480
Portfolio turnover rate H	22%	23%	45%	31%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.97	$11.09	$11.99	$10.85	$11.35
Income from Investment Operations
Net investment income (loss) A,B	.20	.24	.16	.01	.10
Net realized and unrealized gain (loss)	.28	(.84)	(.32)	1.64	(.16)
Total from investment operations	.48	(.60)	(.16)	1.65	(.06)
Distributions from net investment income	(.16)	(.23)	(.16)	(.02)	(.10)
Distributions from net realized gain	-	(.28)	(.59)	(.49)	(.34)
Total distributions	(.16)	(.52) C	(.74) C	(.51)	(.44)
Net asset value, end of period	$10.29	$9.97	$11.09	$11.99	$10.85
Total Return D,E	4.79%	(5.40)%	(1.55)%	15.42%	(.70)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.47%	1.47%	1.46% H	1.47%	1.47%
Expenses net of fee waivers, if any	1.47%	1.47%	1.46% H	1.47%	1.47%
Expenses net of all reductions	1.46% H	1.47%	1.46% H	1.47%	1.47%
Net investment income (loss)	2.00%	2.41%	1.32%	.06%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$455	$650	$1,051	$1,360	$1,642
Portfolio turnover rate I	22%	23%	45%	31%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.02	$11.16	$12.08	$10.93	$11.45
Income from Investment Operations
Net investment income (loss) A,B	.30	.35	.28	.13	.22
Net realized and unrealized gain (loss)	.27	(.85)	(.33)	1.66	(.17)
Total from investment operations	.57	(.50)	(.05)	1.79	.05
Distributions from net investment income	(.27)	(.35)	(.29)	(.15)	(.23)
Distributions from net realized gain	-	(.29)	(.59)	(.49)	(.34)
Total distributions	(.27)	(.64)	(.87) C	(.64)	(.57)
Net asset value, end of period	$10.32	$10.02	$11.16	$12.08	$10.93
Total Return D	5.77%	(4.41)%	(.64)%	16.62%	.21%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.47%	.46% G	.47%	.47%
Expenses net of fee waivers, if any	.47%	.47%	.46% G	.47%	.47%
Expenses net of all reductions	.47%	.47%	.46% G	.46%	.47%
Net investment income (loss)	3.00%	3.41%	2.32%	1.06%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$17,011	$30,489	$45,986	$54,932	$46,911
Portfolio turnover rate H	22%	23%	45%	31%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$11.09	$12.01	$10.88	$11.41
Income from Investment Operations
Net investment income (loss) A,B	.30	.35	.28	.13	.22
Net realized and unrealized gain (loss)	.28	(.85)	(.31)	1.64	(.16)
Total from investment operations	.58	(.50)	(.03)	1.77	.06
Distributions from net investment income	(.30)	(.36)	(.31)	(.15)	(.25)
Distributions from net realized gain	-	(.29)	(.59)	(.49)	(.34)
Total distributions	(.30)	(.65)	(.89) C	(.64)	(.59)
Net asset value, end of period	$10.22	$9.94	$11.09	$12.01	$10.88
Total Return D	5.87%	(4.44)%	(.48)%	16.59%	.32%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42%	.41% G	.42%	.41% G	.42%
Expenses net of fee waivers, if any	.42%	.41% G	.42%	.41% G	.42%
Expenses net of all reductions	.42%	.41% G	.42%	.41% G	.42%
Net investment income (loss)	3.05%	3.46%	2.37%	1.11%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$13,495	$5,990	$5,885	$4,101	$2,851
Portfolio turnover rate H	22%	23%	45%	31%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$11.11	$12.04	$10.90	$11.42
Income from Investment Operations
Net investment income (loss) A,B	.32	.35	.29	.14	.23
Net realized and unrealized gain (loss)	.28	(.85)	(.32)	1.65	(.16)
Total from investment operations	.60	(.50)	(.03)	1.79	.07
Distributions from net investment income	(.31)	(.36)	(.31)	(.16)	(.25)
Distributions from net realized gain	-	(.29)	(.59)	(.49)	(.34)
Total distributions	(.31)	(.65)	(.90)	(.65)	(.59)
Net asset value, end of period	$10.25	$9.96	$11.11	$12.04	$10.90
Total Return C	6.05%	(4.37)%	(.52)%	16.72%	.35%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.24%	.36% F	.36% F	.37%	.37%
Expenses net of fee waivers, if any	.24%	.36% F	.36% F	.37%	.37%
Expenses net of all reductions	.24%	.36% F	.36% F	.37%	.37%
Net investment income (loss)	3.22%	3.51%	2.42%	1.16%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$9,959	$6,377	$5,722	$4,404	$2,652
Portfolio turnover rate G	22%	23%	45%	31%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	35.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.9
Fidelity Series Government Money Market Fund 5.4%	6.4
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
Fidelity Series Large Cap Stock Fund	2.7
Fidelity Series International Value Fund	2.6
Fidelity Series Overseas Fund	2.5
Fidelity Series International Growth Fund	2.5
79.2

Asset Allocation (% of Fund's net assets)

Futures - 4.6%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% 4/25/24 (b) (Cost $398,611)	400,000	398,598

Domestic Equity Funds - 14.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	274,149	4,940,174
Fidelity Advisor Series Growth Opportunities Fund (c)	235,349	3,478,461
Fidelity Advisor Series Small Cap Fund (c)	129,828	1,700,741
Fidelity Series All-Sector Equity Fund (c)	137,952	1,627,828
Fidelity Series Commodity Strategy Fund (c)	16,836	1,592,492
Fidelity Series Large Cap Stock Fund (c)	303,692	6,650,862
Fidelity Series Large Cap Value Index Fund (c)	41,009	656,560
Fidelity Series Opportunistic Insights Fund (c)	175,013	3,913,295
Fidelity Series Small Cap Core Fund (c)	13,716	161,852
Fidelity Series Small Cap Opportunities Fund (c)	141,181	2,158,665
Fidelity Series Stock Selector Large Cap Value Fund (c)	275,885	3,873,432
Fidelity Series Value Discovery Fund (c)	249,594	3,951,079
TOTAL DOMESTIC EQUITY FUNDS (Cost $22,640,149)		34,705,441

International Equity Funds - 16.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	143,956	2,205,404
Fidelity Series Emerging Markets Fund (c)	352,246	3,085,671
Fidelity Series Emerging Markets Opportunities Fund (c)	694,258	12,385,571
Fidelity Series International Growth Fund (c)	334,460	6,227,636
Fidelity Series International Small Cap Fund (c)	209,122	3,661,724
Fidelity Series International Value Fund (c)	497,032	6,257,632
Fidelity Series Overseas Fund (c)	443,813	6,244,450
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $28,053,570)		40,068,088

Bond Funds - 61.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,833,515	36,610,065
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	776,446	5,900,987
Fidelity Series Emerging Markets Debt Fund (c)	163,115	1,282,088
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	45,926	412,874
Fidelity Series Floating Rate High Income Fund (c)	21,152	191,425
Fidelity Series High Income Fund (c)	155,198	1,312,979
Fidelity Series International Credit Fund (c)	34,821	284,136
Fidelity Series International Developed Markets Bond Index Fund (c)	1,074,560	9,380,910
Fidelity Series Investment Grade Bond Fund (c)	8,692,034	86,485,738
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,541,238	8,677,172
Fidelity Series Real Estate Income Fund (c)	24,692	239,016
TOTAL BOND FUNDS (Cost $164,621,590)		150,777,390

Short-Term Funds - 8.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	338,807	338,875
Fidelity Series Government Money Market Fund 5.4% (c)(e)	15,772,122	15,772,122
Fidelity Series Short-Term Credit Fund (c)	346,857	3,416,546
TOTAL SHORT-TERM FUNDS (Cost $19,546,414)		19,527,543

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $235,260,334)	245,477,060
NET OTHER ASSETS (LIABILITIES) - 0.0%	(106,911)
NET ASSETS - 100.0%	245,370,149

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	82	Jun 2024	9,085,344	45,788	45,788
CBOT 5-Year U.S. Treasury Note Contracts (United States)	46	Jun 2024	4,922,719	14,135	14,135
CBOT Long Term U.S. Treasury Bond Contracts (United States)	4	Jun 2024	481,750	9,429	9,429

TOTAL PURCHASED					69,352

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	5	Jun 2024	1,327,125	(5,415)	(5,415)
ICE E-mini MSCI EAFE Index Contracts (United States)	5	Jun 2024	589,275	(5,761)	(5,761)
ICE MSCI Emerging Markets Index Contracts (United States)	28	Jun 2024	1,468,600	96	96

TOTAL SOLD					(11,080)

TOTAL FUTURES CONTRACTS					58,272
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $18,158,727.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $363,721.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	450,803	4,993,652	5,105,580	24,197	-	-	338,875	0.0%
Total	450,803	4,993,652	5,105,580	24,197	-	-	338,875

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	4,546,954	861,395	1,894,522	233,080	286,608	1,139,739	4,940,174
Fidelity Advisor Series Growth Opportunities Fund	3,215,430	544,162	1,532,024	10,279	73,714	1,177,179	3,478,461
Fidelity Advisor Series Small Cap Fund	1,802,918	289,087	674,529	62,829	64,014	219,251	1,700,741
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	36,908,486	7,116,794	7,644,500	894,656	(179,883)	409,168	36,610,065
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,021,795	349,292	2,016,648	216,548	(566,636)	113,184	5,900,987
Fidelity Series All-Sector Equity Fund	1,643,751	238,475	604,756	102,720	28,962	321,396	1,627,828
Fidelity Series Canada Fund	2,874,633	222,268	1,156,252	75,752	255,632	9,123	2,205,404
Fidelity Series Commodity Strategy Fund	1,863,864	248,746	437,717	77,517	(413,442)	331,041	1,592,492
Fidelity Series Emerging Markets Debt Fund	1,375,580	115,614	295,293	84,036	(57,124)	143,311	1,282,088
Fidelity Series Emerging Markets Debt Local Currency Fund	465,230	46,704	94,079	29,818	(8,272)	3,291	412,874
Fidelity Series Emerging Markets Fund	2,461,091	1,015,533	638,957	82,158	(63,257)	311,261	3,085,671
Fidelity Series Emerging Markets Opportunities Fund	16,153,080	565,169	5,512,998	379,375	596,898	583,422	12,385,571
Fidelity Series Floating Rate High Income Fund	189,845	44,508	46,741	19,006	(1,208)	5,021	191,425
Fidelity Series Government Money Market Fund 5.4%	18,485,743	4,403,277	7,116,898	971,361	-	-	15,772,122
Fidelity Series High Income Fund	1,413,432	114,376	258,904	87,464	(24,531)	68,606	1,312,979
Fidelity Series International Credit Fund	260,843	9,964	-	9,965	-	13,329	284,136
Fidelity Series International Developed Markets Bond Index Fund	10,474,875	744,871	1,860,215	384,791	(205,309)	226,688	9,380,910
Fidelity Series International Growth Fund	7,595,555	470,349	2,870,634	82,328	945,497	86,869	6,227,636
Fidelity Series International Small Cap Fund	2,086,887	2,175,102	1,156,099	136,669	198,947	356,887	3,661,724
Fidelity Series International Value Fund	7,562,516	439,048	2,868,792	204,991	544,940	579,920	6,257,632
Fidelity Series Investment Grade Bond Fund	94,839,044	9,242,739	16,133,888	3,755,962	(1,338,590)	(123,567)	86,485,738
Fidelity Series Large Cap Stock Fund	6,588,060	999,580	2,312,864	316,769	724,569	651,517	6,650,862
Fidelity Series Large Cap Value Index Fund	688,909	119,130	241,699	24,391	53,744	36,476	656,560
Fidelity Series Long-Term Treasury Bond Index Fund	10,817,830	1,656,154	2,819,313	325,531	(942,540)	(34,959)	8,677,172
Fidelity Series Opportunistic Insights Fund	3,921,024	184,320	1,520,522	35,431	454,171	874,302	3,913,295
Fidelity Series Overseas Fund	7,588,448	431,924	2,780,373	104,713	471,783	532,668	6,244,450
Fidelity Series Real Estate Income Fund	473,341	47,260	289,655	20,162	(12,439)	20,509	239,016
Fidelity Series Short-Term Credit Fund	3,737,976	413,086	804,055	107,608	(13,833)	83,372	3,416,546
Fidelity Series Small Cap Core Fund	-	158,706	4,613	223	444	7,315	161,852
Fidelity Series Small Cap Opportunities Fund	2,209,098	392,579	920,066	20,975	199,409	277,645	2,158,665
Fidelity Series Stock Selector Large Cap Value Fund	4,137,682	707,024	1,558,208	234,328	166,837	420,097	3,873,432
Fidelity Series Value Discovery Fund	4,227,589	756,415	1,416,559	184,149	231,585	152,049	3,951,079
	268,631,509	35,123,651	69,482,373	9,275,585	1,470,690	8,996,110	244,739,587

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	398,598	-	398,598	-

Domestic Equity Funds	34,705,441	34,705,441	-	-

International Equity Funds	40,068,088	40,068,088	-	-

Bond Funds	150,777,390	150,777,390	-	-

Short-Term Funds	19,527,543	19,527,543	-	-
Total Investments in Securities:	245,477,060	245,078,462	398,598	-
Derivative Instruments: Assets
Futures Contracts	69,448	69,448	-	-
Total Assets	69,448	69,448	-	-
Liabilities
Futures Contracts	(11,176)	(11,176)	-	-
Total Liabilities	(11,176)	(11,176)	-	-
Total Derivative Instruments:	58,272	58,272	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	96	(11,176)
Total Equity Risk	96	(11,176)
Interest Rate Risk
Futures Contracts (a)	69,352	0
Total Interest Rate Risk	69,352	0
Total Value of Derivatives	69,448	(11,176)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2010 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $398,611)	$398,598
Fidelity Central Funds (cost $338,875)	338,875
Other affiliated issuers (cost $234,522,848)	244,739,587

Total Investment in Securities (cost $235,260,334)		$245,477,060
Cash		40,797
Receivable for investments sold		1,939,950
Receivable for fund shares sold		71,042
Distributions receivable from Fidelity Central Funds		1,622
Total assets		247,530,471
Liabilities
Payable for investments purchased	$1,440,570
Payable for fund shares redeemed	571,052
Accrued management fee	92,422
Distribution and service plan fees payable	40,314
Payable for daily variation margin on futures contracts	15,906
Other payables and accrued expenses	58
Total liabilities		2,160,322
Net Assets		$245,370,149
Net Assets consist of:
Paid in capital		$237,415,745
Total accumulated earnings (loss)		7,954,404
Net Assets		$245,370,149

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($98,696,026 ÷ 9,307,808 shares)(a)		$10.60
Maximum offering price per share (100/94.25 of $10.60)		$11.25
Class M :
Net Asset Value and redemption price per share ($45,036,351 ÷ 4,275,083 shares)(a)		$10.53
Maximum offering price per share (100/96.50 of $10.53)		$10.91
Class C :
Net Asset Value and offering price per share ($1,254,951 ÷ 119,249 shares)(a)		$10.52
Class I :
Net Asset Value, offering price and redemption price per share ($50,543,548 ÷ 4,742,211 shares)		$10.66
Class Z :
Net Asset Value, offering price and redemption price per share ($26,495,282 ÷ 2,511,785 shares)		$10.55
Class Z6 :
Net Asset Value, offering price and redemption price per share ($23,343,991 ÷ 2,204,053 shares)		$10.59
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$8,393,230
Interest		22,808
Income from Fidelity Central Funds		24,197
Total income		8,440,235
Expenses
Management fee	$1,171,813
Distribution and service plan fees	505,327
Independent trustees' fees and expenses	830
Miscellaneous	3,399
Total expenses before reductions	1,681,369
Expense reductions	(231)
Total expenses after reductions		1,681,138
Net Investment income (loss)		6,759,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	79
Affiliated issuers	1,470,690
Futures contracts	(955,863)
Capital gain distributions from underlying funds:
Affiliated issuers	882,355
Total net realized gain (loss)		1,397,261
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(74)
Affiliated issuers	8,996,110
Futures contracts	130,064
Total change in net unrealized appreciation (depreciation)		9,126,100
Net gain (loss)		10,523,361
Net increase (decrease) in net assets resulting from operations		$17,282,458
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,759,097	$8,826,924
Net realized gain (loss)	1,397,261	(3,099,566)
Change in net unrealized appreciation (depreciation)	9,126,100	(24,568,877)
Net increase (decrease) in net assets resulting from operations	17,282,458	(18,841,519)
Distributions to shareholders	(6,384,356)	(19,265,299)

Share transactions - net increase (decrease)	(34,980,426)	(26,808,654)
Total increase (decrease) in net assets	(24,082,324)	(64,915,472)

Net Assets
Beginning of period	269,452,473	334,367,945
End of period	$245,370,149	$269,452,473

Financial Highlights
Fidelity Advisor Freedom® 2010 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$11.46	$12.53	$10.97	$11.78
Income from Investment Operations
Net investment income (loss) A,B	.26	.31	.25	.10	.19
Net realized and unrealized gain (loss)	.46	(.94)	(.26)	2.18	(.31)
Total from investment operations	.72	(.63)	(.01)	2.28	(.12)
Distributions from net investment income	(.26)	(.30)	(.26)	(.11)	(.20)
Distributions from net realized gain	-	(.39)	(.80)	(.61)	(.49)
Total distributions	(.26)	(.69)	(1.06)	(.72)	(.69)
Net asset value, end of period	$10.60	$10.14	$11.46	$12.53	$10.97
Total Return C,D	7.14%	(5.41)%	(.41)%	21.28%	(1.39)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.73%	.74%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.73%	.74%	.75%	.76%	.77%
Expenses net of all reductions	.73%	.74%	.75%	.76%	.77%
Net investment income (loss)	2.57%	3.03%	2.06%	.81%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$98,696	$107,179	$137,046	$164,212	$162,920
Portfolio turnover rate G	14%	20%	37%	26%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$11.39	$12.46	$10.92	$11.73
Income from Investment Operations
Net investment income (loss) A,B	.23	.28	.22	.07	.15
Net realized and unrealized gain (loss)	.45	(.93)	(.26)	2.16	(.30)
Total from investment operations	.68	(.65)	(.04)	2.23	(.15)
Distributions from net investment income	(.23)	(.28)	(.24)	(.09)	(.17)
Distributions from net realized gain	-	(.39)	(.80)	(.61)	(.49)
Total distributions	(.23)	(.66) C	(1.03) C	(.69) C	(.66)
Net asset value, end of period	$10.53	$10.08	$11.39	$12.46	$10.92
Total Return D,E	6.80%	(5.59)%	(.63)%	20.90%	(1.63)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98%	.99%	1.00%	1.01%	1.02%
Expenses net of fee waivers, if any	.98%	.99%	1.00%	1.01%	1.02%
Expenses net of all reductions	.98%	.99%	1.00%	1.01%	1.02%
Net investment income (loss)	2.32%	2.78%	1.81%	.56%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$45,036	$48,094	$60,633	$69,654	$64,750
Portfolio turnover rate H	14%	20%	37%	26%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$11.34	$12.42	$10.87	$11.66
Income from Investment Operations
Net investment income (loss) A,B	.18	.23	.16	.01	.10
Net realized and unrealized gain (loss)	.45	(.93)	(.27)	2.16	(.30)
Total from investment operations	.63	(.70)	(.11)	2.17	(.20)
Distributions from net investment income	(.16)	(.21)	(.18)	(.02)	(.10)
Distributions from net realized gain	-	(.38)	(.80)	(.60)	(.49)
Total distributions	(.16)	(.59)	(.97) C	(.62)	(.59)
Net asset value, end of period	$10.52	$10.05	$11.34	$12.42	$10.87
Total Return D,E	6.28%	(6.09)%	(1.19)%	20.36%	(2.02)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.48%	1.49%	1.50%	1.51%	1.51% H
Expenses net of fee waivers, if any	1.48%	1.49%	1.50%	1.51%	1.51% H
Expenses net of all reductions	1.48%	1.49%	1.50%	1.51%	1.51% H
Net investment income (loss)	1.82%	2.28%	1.31%	.06%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$1,255	$2,196	$4,335	$6,544	$8,343
Portfolio turnover rate I	14%	20%	37%	26%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$11.50	$12.58	$11.02	$11.82
Income from Investment Operations
Net investment income (loss) A,B	.29	.34	.29	.13	.22
Net realized and unrealized gain (loss)	.46	(.94)	(.28)	2.19	(.30)
Total from investment operations	.75	(.60)	.01	2.32	(.08)
Distributions from net investment income	(.27)	(.33)	(.30)	(.15)	(.23)
Distributions from net realized gain	-	(.39)	(.80)	(.61)	(.49)
Total distributions	(.27)	(.72)	(1.09) C	(.76)	(.72)
Net asset value, end of period	$10.66	$10.18	$11.50	$12.58	$11.02
Total Return D	7.47%	(5.13)%	(.21)%	21.50%	(1.04)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48%	.49%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.48%	.49%	.50%	.51%	.52%
Expenses net of all reductions	.48%	.49%	.50%	.51%	.52%
Net investment income (loss)	2.82%	3.28%	2.31%	1.06%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$50,544	$81,490	$103,754	$114,929	$107,764
Portfolio turnover rate G	14%	20%	37%	26%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$11.42	$12.51	$10.95	$11.78
Income from Investment Operations
Net investment income (loss) A,B	.29	.34	.29	.14	.22
Net realized and unrealized gain (loss)	.46	(.93)	(.27)	2.18	(.30)
Total from investment operations	.75	(.59)	.02	2.32	(.08)
Distributions from net investment income	(.30)	(.34)	(.31)	(.15)	(.26)
Distributions from net realized gain	-	(.39)	(.80)	(.61)	(.49)
Total distributions	(.30)	(.73)	(1.11)	(.76)	(.75)
Net asset value, end of period	$10.55	$10.10	$11.42	$12.51	$10.95
Total Return C	7.53%	(5.07)%	(.20)%	21.71%	(1.05)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.43%	.43% F	.44%	.45%	.46% F
Expenses net of fee waivers, if any	.43%	.43% F	.44%	.45%	.46% F
Expenses net of all reductions	.43%	.43% F	.44%	.45%	.46% F
Net investment income (loss)	2.87%	3.34%	2.37%	1.12%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$26,495	$9,500	$8,545	$6,514	$5,895
Portfolio turnover rate G	14%	20%	37%	26%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$11.45	$12.54	$10.99	$11.81
Income from Investment Operations
Net investment income (loss) A,B	.31	.35	.30	.14	.23
Net realized and unrealized gain (loss)	.46	(.94)	(.27)	2.19	(.31)
Total from investment operations	.77	(.59)	.03	2.33	(.08)
Distributions from net investment income	(.31)	(.34)	(.32)	(.17)	(.26)
Distributions from net realized gain	-	(.39)	(.80)	(.61)	(.49)
Total distributions	(.31)	(.73)	(1.12)	(.78)	(.74) C
Net asset value, end of period	$10.59	$10.13	$11.45	$12.54	$10.99
Total Return D	7.67%	(4.99)%	(.10)%	21.67%	(1.01)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25% G	.38%	.38%	.38%	.39%
Expenses net of fee waivers, if any	.25 % G	.38%	.38%	.38%	.39%
Expenses net of all reductions	.25% G	.38%	.38%	.38%	.39%
Net investment income (loss)	3.05%	3.40%	2.43%	1.18%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$23,344	$20,994	$20,054	$12,643	$8,352
Portfolio turnover rate H	14%	20%	37%	26%	23%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	31.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Government Money Market Fund 5.4%	4.1
Fidelity Series Large Cap Stock Fund	3.8
Fidelity Series International Developed Markets Bond Index Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series International Value Fund	3.3
Fidelity Series Overseas Fund	3.3
74.0

Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.1)%
Futures - 4.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% 4/25/24 (b) (Cost $807,188)	810,000	807,161

Domestic Equity Funds - 19.7%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	777,007	14,001,675
Fidelity Advisor Series Growth Opportunities Fund (c)	667,999	9,873,029
Fidelity Advisor Series Small Cap Fund (c)	369,838	4,844,881
Fidelity Series All-Sector Equity Fund (c)	393,803	4,646,872
Fidelity Series Commodity Strategy Fund (c)	33,105	3,131,388
Fidelity Series Large Cap Stock Fund (c)	858,227	18,795,170
Fidelity Series Large Cap Value Index Fund (c)	116,515	1,865,398
Fidelity Series Opportunistic Insights Fund (c)	496,894	11,110,558
Fidelity Series Small Cap Core Fund (c)	44,745	527,994
Fidelity Series Small Cap Opportunities Fund (c)	400,862	6,129,175
Fidelity Series Stock Selector Large Cap Value Fund (c)	779,941	10,950,377
Fidelity Series Value Discovery Fund (c)	708,626	11,217,555
TOTAL DOMESTIC EQUITY FUNDS (Cost $59,927,881)		97,094,072

International Equity Funds - 20.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	378,905	5,804,831
Fidelity Series Emerging Markets Fund (c)	820,966	7,191,663
Fidelity Series Emerging Markets Opportunities Fund (c)	1,618,047	28,865,961
Fidelity Series International Growth Fund (c)	880,339	16,391,909
Fidelity Series International Small Cap Fund (c)	420,064	7,355,313
Fidelity Series International Value Fund (c)	1,308,241	16,470,749
Fidelity Series Overseas Fund (c)	1,168,167	16,436,106
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $66,608,275)		98,516,532

Bond Funds - 55.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	4,815,302	45,986,132
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	3,217,350	24,451,860
Fidelity Series Emerging Markets Debt Fund (c)	326,529	2,566,521
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	89,827	807,542
Fidelity Series Floating Rate High Income Fund (c)	44,370	401,548
Fidelity Series High Income Fund (c)	303,122	2,564,410
Fidelity Series International Credit Fund (c)	82,879	676,293
Fidelity Series International Developed Markets Bond Index Fund (c)	2,148,386	18,755,410
Fidelity Series Investment Grade Bond Fund (c)	15,690,766	156,123,119
Fidelity Series Long-Term Treasury Bond Index Fund (c)	3,306,215	18,613,993
Fidelity Series Real Estate Income Fund (c)	47,266	457,538
TOTAL BOND FUNDS (Cost $298,677,652)		271,404,366

Short-Term Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	859,057	859,229
Fidelity Series Government Money Market Fund 5.4% (c)(e)	20,449,186	20,449,186
Fidelity Series Short-Term Credit Fund (c)	405,802	3,997,149
TOTAL SHORT-TERM FUNDS (Cost $25,327,564)		25,305,564

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $451,348,560)	493,127,695
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(315,682)
NET ASSETS - 100.0%	492,812,013

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	164	Jun 2024	18,170,688	91,444	91,444
CBOT 5-Year U.S. Treasury Note Contracts (United States)	92	Jun 2024	9,845,438	28,270	28,270
CBOT Long Term U.S. Treasury Bond Contracts (United States)	9	Jun 2024	1,083,938	21,214	21,214

TOTAL PURCHASED					140,928

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	10	Jun 2024	2,654,250	(16,804)	(16,804)
ICE E-mini MSCI EAFE Index Contracts (United States)	10	Jun 2024	1,178,550	(10,074)	(10,074)
ICE MSCI Emerging Markets Index Contracts (United States)	56	Jun 2024	2,937,200	193	193

TOTAL SOLD					(26,685)

TOTAL FUTURES CONTRACTS					114,243
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $712,494.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,009,022	11,435,624	11,585,417	52,788	-	-	859,229	0.0%
Total	1,009,022	11,435,624	11,585,417	52,788	-	-	859,229

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	13,718,007	2,152,686	6,063,331	696,599	1,185,642	3,008,671	14,001,675
Fidelity Advisor Series Growth Opportunities Fund	9,700,857	1,116,567	4,630,727	30,722	375,075	3,311,257	9,873,029
Fidelity Advisor Series Small Cap Fund	5,467,870	668,248	2,114,726	187,618	201,359	622,130	4,844,881
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	45,455,669	11,292,086	11,037,884	1,109,071	(271,151)	547,412	45,986,132
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	31,400,433	1,470,944	6,641,409	866,716	(1,743,357)	(34,751)	24,451,860
Fidelity Series All-Sector Equity Fund	4,959,151	481,496	1,825,164	304,054	204,079	827,310	4,646,872
Fidelity Series Canada Fund	7,519,002	491,345	2,907,121	200,889	671,463	30,142	5,804,831
Fidelity Series Commodity Strategy Fund	3,846,609	554,864	1,111,656	155,439	(1,086,225)	927,796	3,131,388
Fidelity Series Emerging Markets Debt Fund	2,863,781	203,675	671,601	170,431	(153,261)	323,927	2,566,521
Fidelity Series Emerging Markets Debt Local Currency Fund	967,722	72,466	223,400	59,560	(22,128)	12,882	807,542
Fidelity Series Emerging Markets Fund	5,719,910	2,229,798	1,296,019	190,731	(106,940)	644,914	7,191,663
Fidelity Series Emerging Markets Opportunities Fund	38,695,019	975,944	13,520,003	884,151	1,625,202	1,089,799	28,865,961
Fidelity Series Floating Rate High Income Fund	464,117	46,009	117,553	42,650	(5,402)	14,377	401,548
Fidelity Series Government Money Market Fund 5.4%	25,690,921	7,074,268	12,316,003	1,346,043	-	-	20,449,186
Fidelity Series High Income Fund	2,920,185	193,002	634,787	174,861	(31,389)	117,399	2,564,410
Fidelity Series International Credit Fund	620,850	23,718	-	23,718	-	31,725	676,293
Fidelity Series International Developed Markets Bond Index Fund	21,759,523	1,490,414	4,521,840	783,138	(566,634)	593,947	18,755,410
Fidelity Series International Growth Fund	19,867,400	958,692	7,178,412	218,311	2,752,786	(8,557)	16,391,909
Fidelity Series International Small Cap Fund	5,470,913	3,072,579	2,160,921	266,913	460,918	511,824	7,355,313
Fidelity Series International Value Fund	19,768,611	961,606	7,215,458	543,528	1,570,316	1,385,674	16,470,749
Fidelity Series Investment Grade Bond Fund	177,227,173	18,711,844	36,996,736	6,849,133	(2,681,451)	(137,711)	156,123,119
Fidelity Series Large Cap Stock Fund	19,904,752	2,057,435	7,185,293	947,757	2,216,000	1,802,276	18,795,170
Fidelity Series Large Cap Value Index Fund	2,075,681	301,287	773,235	72,730	167,023	94,642	1,865,398
Fidelity Series Long-Term Treasury Bond Index Fund	23,802,303	3,342,708	6,356,260	699,210	(1,921,115)	(253,643)	18,613,993
Fidelity Series Opportunistic Insights Fund	11,829,773	268,299	4,900,599	105,845	1,735,132	2,177,953	11,110,558
Fidelity Series Overseas Fund	19,848,535	862,852	6,946,512	277,693	1,258,561	1,412,670	16,436,106
Fidelity Series Real Estate Income Fund	1,003,375	45,533	604,586	40,378	(27,050)	40,266	457,538
Fidelity Series Short-Term Credit Fund	4,482,461	777,917	1,340,683	122,224	(25,657)	103,111	3,997,149
Fidelity Series Small Cap Core Fund	-	516,283	13,295	652	1,149	23,857	527,994
Fidelity Series Small Cap Opportunities Fund	6,693,381	883,756	2,841,925	62,346	932,739	461,224	6,129,175
Fidelity Series Stock Selector Large Cap Value Fund	12,512,016	1,662,150	4,934,901	691,242	522,716	1,188,396	10,950,377
Fidelity Series Value Discovery Fund	12,783,295	1,848,560	4,523,265	547,181	783,430	325,535	11,217,555
	559,039,295	66,809,031	163,605,305	18,671,534	8,021,830	21,196,454	491,461,305

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	807,161	-	807,161	-

Domestic Equity Funds	97,094,072	97,094,072	-	-

International Equity Funds	98,516,532	98,516,532	-	-

Bond Funds	271,404,366	271,404,366	-	-

Short-Term Funds	25,305,564	25,305,564	-	-
Total Investments in Securities:	493,127,695	492,320,534	807,161	-
Derivative Instruments: Assets
Futures Contracts	141,121	141,121	-	-
Total Assets	141,121	141,121	-	-
Liabilities
Futures Contracts	(26,878)	(26,878)	-	-
Total Liabilities	(26,878)	(26,878)	-	-
Total Derivative Instruments:	114,243	114,243	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	193	(26,878)
Total Equity Risk	193	(26,878)
Interest Rate Risk
Futures Contracts (a)	140,928	0
Total Interest Rate Risk	140,928	0
Total Value of Derivatives	141,121	(26,878)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2015 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $807,188)	$807,161
Fidelity Central Funds (cost $859,227)	859,229
Other affiliated issuers (cost $449,682,145)	491,461,305

Total Investment in Securities (cost $451,348,560)		$493,127,695
Receivable for investments sold		3,822,694
Receivable for fund shares sold		162,296
Distributions receivable from Fidelity Central Funds		3,847
Total assets		497,116,532
Liabilities
Payable for investments purchased	$3,705,940
Payable for fund shares redeemed	279,089
Accrued management fee	204,528
Distribution and service plan fees payable	82,664
Payable for daily variation margin on futures contracts	32,203
Other payables and accrued expenses	95
Total liabilities		4,304,519
Net Assets		$492,812,013
Net Assets consist of:
Paid in capital		$448,536,846
Total accumulated earnings (loss)		44,275,167
Net Assets		$492,812,013

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($222,185,267 ÷ 21,049,120 shares)(a)		$10.56
Maximum offering price per share (100/94.25 of $10.56)		$11.20
Class M :
Net Asset Value and redemption price per share ($72,185,290 ÷ 6,868,100 shares)(a)		$10.51
Maximum offering price per share (100/96.50 of $10.51)		$10.89
Class C :
Net Asset Value and offering price per share ($7,597,862 ÷ 728,935 shares)(a)		$10.42
Class I :
Net Asset Value, offering price and redemption price per share ($92,177,466 ÷ 8,623,776 shares)		$10.69
Class Z :
Net Asset Value, offering price and redemption price per share ($63,313,738 ÷ 5,999,645 shares)		$10.55
Class Z6 :
Net Asset Value, offering price and redemption price per share ($35,352,390 ÷ 3,330,974 shares)		$10.61
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$16,103,084
Interest		45,817
Income from Fidelity Central Funds		52,788
Total income		16,201,689
Expenses
Management fee	$2,602,036
Distribution and service plan fees	1,041,542
Independent trustees' fees and expenses	1,692
Miscellaneous	5,720
Total expenses before reductions	3,650,990
Expense reductions	(220)
Total expenses after reductions		3,650,770
Net Investment income (loss)		12,550,919
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	240
Affiliated issuers	8,021,830
Futures contracts	(1,833,775)
Capital gain distributions from underlying funds:
Affiliated issuers	2,568,450
Total net realized gain (loss)		8,756,745
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(159)
Affiliated issuers	21,196,454
Futures contracts	247,625
Total change in net unrealized appreciation (depreciation)		21,443,920
Net gain (loss)		30,200,665
Net increase (decrease) in net assets resulting from operations		$42,751,584
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,550,919	$17,699,746
Net realized gain (loss)	8,756,745	(3,942,025)
Change in net unrealized appreciation (depreciation)	21,443,920	(59,966,020)
Net increase (decrease) in net assets resulting from operations	42,751,584	(46,208,299)
Distributions to shareholders	(12,258,912)	(46,410,482)

Share transactions - net increase (decrease)	(98,466,523)	(63,890,710)
Total increase (decrease) in net assets	(67,973,851)	(156,509,491)

Net Assets
Beginning of period	560,785,864	717,295,355
End of period	$492,812,013	$560,785,864

Financial Highlights
Fidelity Advisor Freedom® 2015 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$11.40	$12.59	$10.71	$11.79
Income from Investment Operations
Net investment income (loss) A,B	.24	.29	.25	.09	.18
Net realized and unrealized gain (loss)	.64	(1.00)	(.21)	2.66	(.44)
Total from investment operations	.88	(.71)	.04	2.75	(.26)
Distributions from net investment income	(.24)	(.28)	(.26)	(.11)	(.19)
Distributions from net realized gain	(.01)	(.49)	(.97)	(.76)	(.62)
Total distributions	(.24) C	(.77)	(1.23)	(.87)	(.82) C
Net asset value, end of period	$10.56	$9.92	$11.40	$12.59	$10.71
Total Return D,E	8.99%	(6.14)%	(.08)%	26.45%	(2.77)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78%	.78%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.78%	.78%	.79%	.80%	.81%
Expenses net of all reductions	.78%	.78%	.79%	.80%	.81%
Net investment income (loss)	2.35%	2.86%	2.03%	.79%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$222,185	$251,605	$315,460	$385,409	$360,371
Portfolio turnover rate H	13%	20%	35%	27%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.88	$11.35	$12.55	$10.68	$11.76
Income from Investment Operations
Net investment income (loss) A,B	.21	.26	.22	.06	.15
Net realized and unrealized gain (loss)	.64	(.99)	(.21)	2.65	(.44)
Total from investment operations	.85	(.73)	.01	2.71	(.29)
Distributions from net investment income	(.21)	(.26)	(.24)	(.08)	(.16)
Distributions from net realized gain	(.01)	(.48)	(.97)	(.76)	(.62)
Total distributions	(.22)	(.74)	(1.21)	(.84)	(.79) C
Net asset value, end of period	$10.51	$9.88	$11.35	$12.55	$10.68
Total Return D,E	8.62%	(6.31)%	(.35)%	26.13%	(3.00)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.03%	1.03%	1.04%	1.05%	1.06%
Expenses net of fee waivers, if any	1.03%	1.03%	1.04%	1.05%	1.06%
Expenses net of all reductions	1.03%	1.03%	1.04%	1.05%	1.06%
Net investment income (loss)	2.10%	2.61%	1.78%	.54%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$72,185	$83,161	$107,957	$134,240	$123,857
Portfolio turnover rate H	13%	20%	35%	27%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.80	$11.28	$12.46	$10.62	$11.69
Income from Investment Operations
Net investment income (loss) A,B	.16	.21	.16	- C	.09
Net realized and unrealized gain (loss)	.63	(.99)	(.20)	2.62	(.44)
Total from investment operations	.79	(.78)	(.04)	2.62	(.35)
Distributions from net investment income	(.16)	(.22)	(.17)	(.03)	(.09)
Distributions from net realized gain	(.01)	(.48)	(.97)	(.74)	(.62)
Total distributions	(.17)	(.70)	(1.14)	(.78) D	(.72) D
Net asset value, end of period	$10.42	$9.80	$11.28	$12.46	$10.62
Total Return E,F	8.05%	(6.83)%	(.74)%	25.36%	(3.48)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.53%	1.53%	1.54%	1.55%	1.56%
Expenses net of fee waivers, if any	1.53%	1.53%	1.54%	1.55%	1.56%
Expenses net of all reductions	1.53%	1.53%	1.54%	1.55%	1.55%
Net investment income (loss)	1.60%	2.11%	1.28%	.04%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$7,598	$9,463	$12,554	$20,654	$20,129
Portfolio turnover rate I	13%	20%	35%	27%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$11.52	$12.71	$10.81	$11.89
Income from Investment Operations
Net investment income (loss) A,B	.26	.31	.29	.13	.21
Net realized and unrealized gain (loss)	.65	(1.00)	(.22)	2.67	(.44)
Total from investment operations	.91	(.69)	.07	2.80	(.23)
Distributions from net investment income	(.25)	(.31)	(.29)	(.14)	(.22)
Distributions from net realized gain	(.01)	(.49)	(.97)	(.76)	(.62)
Total distributions	(.26)	(.79) C	(1.26)	(.90)	(.85) C
Net asset value, end of period	$10.69	$10.04	$11.52	$12.71	$10.81
Total Return D	9.12%	(5.84)%	.20%	26.71%	(2.50)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.53%	.53%	.54%	.55%	.56%
Expenses net of fee waivers, if any	.53%	.53%	.54%	.55%	.56%
Expenses net of all reductions	.53%	.53%	.54%	.55%	.56%
Net investment income (loss)	2.60%	3.11%	2.28%	1.04%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$92,177	$158,411	$222,906	$256,243	$238,048
Portfolio turnover rate G	13%	20%	35%	27%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$11.42	$12.62	$10.74	$11.85
Income from Investment Operations
Net investment income (loss) A,B	.27	.32	.29	.13	.22
Net realized and unrealized gain (loss)	.63	(1.00)	(.21)	2.66	(.45)
Total from investment operations	.90	(.68)	.08	2.79	(.23)
Distributions from net investment income	(.28)	(.32)	(.31)	(.15)	(.26)
Distributions from net realized gain	(.01)	(.49)	(.97)	(.76)	(.62)
Total distributions	(.29)	(.80) C	(1.28)	(.91)	(.88)
Net asset value, end of period	$10.55	$9.94	$11.42	$12.62	$10.74
Total Return D	9.16%	(5.79)%	.25%	26.82%	(2.48)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46%	.47%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.46%	.47%	.48%	.48%	.49%
Expenses net of all reductions	.46%	.47%	.48%	.48%	.49%
Net investment income (loss)	2.66%	3.17%	2.35%	1.11%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$63,314	$25,616	$24,200	$20,850	$16,135
Portfolio turnover rate G	13%	20%	35%	27%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.98	$11.46	$12.66	$10.78	$11.87
Income from Investment Operations
Net investment income (loss) A,B	.29	.33	.30	.14	.23
Net realized and unrealized gain (loss)	.64	(1.00)	(.21)	2.66	(.45)
Total from investment operations	.93	(.67)	.09	2.80	(.22)
Distributions from net investment income	(.29)	(.33)	(.32)	(.17)	(.25)
Distributions from net realized gain	(.01)	(.49)	(.97)	(.76)	(.62)
Total distributions	(.30)	(.81) C	(1.29)	(.92) C	(.87)
Net asset value, end of period	$10.61	$9.98	$11.46	$12.66	$10.78
Total Return D	9.39%	(5.68)%	.31%	26.84%	(2.40)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.27%	.40%	.40%	.40%	.41%
Expenses net of fee waivers, if any	.27%	.40%	.40%	.40%	.41%
Expenses net of all reductions	.27%	.40%	.40%	.40%	.41%
Net investment income (loss)	2.85%	3.25%	2.42%	1.19%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$35,352	$32,531	$34,218	$28,215	$15,400
Portfolio turnover rate G	13%	20%	35%	27%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	28.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.6
Fidelity Series Emerging Markets Opportunities Fund	6.7
Fidelity Series Large Cap Stock Fund	4.9
Fidelity Series International Value Fund	4.1
Fidelity Series Overseas Fund	4.1
Fidelity Series International Growth Fund	4.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3.7
71.2

Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.1)%
Futures - 4.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% 4/25/24 (b) (Cost $2,022,952)	2,030,000	2,022,886

Domestic Equity Funds - 25.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	2,651,281	47,776,092
Fidelity Advisor Series Growth Opportunities Fund (c)	2,279,332	33,688,522
Fidelity Advisor Series Small Cap Fund (c)	1,261,308	16,523,129
Fidelity Series All-Sector Equity Fund (c)	1,343,940	15,858,487
Fidelity Series Commodity Strategy Fund (c)	87,530	8,279,494
Fidelity Series Large Cap Stock Fund (c)	2,928,033	64,123,922
Fidelity Series Large Cap Value Index Fund (c)	397,038	6,356,585
Fidelity Series Opportunistic Insights Fund (c)	1,695,106	37,902,577
Fidelity Series Small Cap Core Fund (c)	157,814	1,862,202
Fidelity Series Small Cap Opportunities Fund (c)	1,367,257	20,905,354
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,660,695	37,356,161
Fidelity Series Value Discovery Fund (c)	2,417,423	38,267,800
TOTAL DOMESTIC EQUITY FUNDS (Cost $204,659,417)		328,900,325

International Equity Funds - 23.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,239,718	18,992,480
Fidelity Series Emerging Markets Fund (c)	2,474,668	21,678,090
Fidelity Series Emerging Markets Opportunities Fund (c)	4,877,293	87,010,914
Fidelity Series International Growth Fund (c)	2,880,331	53,631,768
Fidelity Series International Small Cap Fund (c)	1,111,163	19,456,467
Fidelity Series International Value Fund (c)	4,280,369	53,889,841
Fidelity Series Overseas Fund (c)	3,822,064	53,776,447
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $211,762,080)		308,436,007

Bond Funds - 48.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	5,110,295	48,803,322
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	13,024,947	98,989,599
Fidelity Series Emerging Markets Debt Fund (c)	850,007	6,681,054
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	231,583	2,081,932
Fidelity Series Floating Rate High Income Fund (c)	131,424	1,189,390
Fidelity Series High Income Fund (c)	782,051	6,616,149
Fidelity Series International Credit Fund (c)	178,136	1,453,587
Fidelity Series International Developed Markets Bond Index Fund (c)	5,745,683	50,159,815
Fidelity Series Investment Grade Bond Fund (c)	36,870,612	366,862,593
Fidelity Series Long-Term Treasury Bond Index Fund (c)	9,278,981	52,240,665
Fidelity Series Real Estate Income Fund (c)	131,105	1,269,092
TOTAL BOND FUNDS (Cost $724,453,312)		636,347,198

Short-Term Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	1,666,485	1,666,819
Fidelity Series Government Money Market Fund 5.4% (c)(e)	23,706,936	23,706,936
Fidelity Series Short-Term Credit Fund (c)	332,001	3,270,209
TOTAL SHORT-TERM FUNDS (Cost $28,647,548)		28,643,964

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,171,545,309)	1,304,350,380
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(867,032)
NET ASSETS - 100.0%	1,303,483,348

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	435	Jun 2024	48,196,641	241,551	241,551
CBOT 5-Year U.S. Treasury Note Contracts (United States)	243	Jun 2024	26,004,797	74,670	74,670
CBOT Long Term U.S. Treasury Bond Contracts (United States)	23	Jun 2024	2,770,063	54,214	54,214

TOTAL PURCHASED					370,435

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	28	Jun 2024	7,431,900	(53,237)	(53,237)
ICE E-mini MSCI EAFE Index Contracts (United States)	24	Jun 2024	2,828,520	(31,710)	(31,710)
ICE MSCI Emerging Markets Index Contracts (United States)	149	Jun 2024	7,815,050	513	513

TOTAL SOLD					(84,434)

TOTAL FUTURES CONTRACTS					286,001
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,893,341.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,814,087	29,638,047	30,785,315	120,552	-	-	1,666,819	0.0%
Total	2,814,087	29,638,047	30,785,315	120,552	-	-	1,666,819

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	45,577,007	7,154,118	19,240,664	2,395,550	3,636,108	10,649,523	47,776,092
Fidelity Advisor Series Growth Opportunities Fund	32,229,945	3,735,295	14,812,698	105,653	740,051	11,795,929	33,688,522
Fidelity Advisor Series Small Cap Fund	18,201,841	2,081,045	6,583,034	645,283	663,895	2,159,382	16,523,129
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	35,645,468	20,866,258	7,986,267	1,071,633	(35,865)	313,728	48,803,322
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	116,384,119	11,501,450	22,190,008	3,367,042	(3,813,116)	(2,892,846)	98,989,599
Fidelity Series All-Sector Equity Fund	16,476,467	1,531,770	5,653,686	1,045,184	131,866	3,372,070	15,858,487
Fidelity Series Canada Fund	22,974,237	1,366,380	7,610,809	646,949	1,749,206	513,466	18,992,480
Fidelity Series Commodity Strategy Fund	9,797,732	1,590,225	2,694,357	401,770	(2,709,365)	2,295,259	8,279,494
Fidelity Series Emerging Markets Debt Fund	7,239,867	548,647	1,548,035	437,186	(416,801)	857,376	6,681,054
Fidelity Series Emerging Markets Debt Local Currency Fund	2,450,986	207,098	549,715	155,230	(57,377)	30,940	2,081,932
Fidelity Series Emerging Markets Fund	16,242,608	7,104,602	3,294,430	559,921	(72,005)	1,697,315	21,678,090
Fidelity Series Emerging Markets Opportunities Fund	110,505,835	3,153,434	34,622,827	2,598,833	2,665,249	5,309,223	87,010,914
Fidelity Series Floating Rate High Income Fund	1,303,269	138,388	277,845	122,730	(21,811)	47,389	1,189,390
Fidelity Series Government Money Market Fund 5.4%	32,626,931	14,357,552	23,277,547	1,842,220	-	-	23,706,936
Fidelity Series High Income Fund	7,351,481	529,779	1,489,427	445,248	(173,889)	398,205	6,616,149
Fidelity Series International Credit Fund	1,334,421	50,977	-	50,978	-	68,189	1,453,587
Fidelity Series International Developed Markets Bond Index Fund	55,486,568	5,739,385	11,156,242	2,018,620	(1,076,647)	1,166,751	50,159,815
Fidelity Series International Growth Fund	60,706,289	2,699,086	18,746,094	703,120	6,886,273	2,086,214	53,631,768
Fidelity Series International Small Cap Fund	16,738,368	5,672,392	5,267,930	698,958	1,009,013	1,304,624	19,456,467
Fidelity Series International Value Fund	60,381,962	3,345,751	19,330,803	1,750,762	3,720,882	5,772,049	53,889,841
Fidelity Series Investment Grade Bond Fund	397,954,514	55,477,262	80,396,203	15,671,072	(6,596,271)	423,291	366,862,593
Fidelity Series Large Cap Stock Fund	66,167,200	6,687,002	22,418,679	3,228,610	5,393,927	8,294,472	64,123,922
Fidelity Series Large Cap Value Index Fund	6,931,311	937,180	2,407,747	250,189	470,704	425,137	6,356,585
Fidelity Series Long-Term Treasury Bond Index Fund	63,724,173	9,782,456	15,472,343	1,905,234	(4,474,779)	(1,318,842)	52,240,665
Fidelity Series Opportunistic Insights Fund	39,303,231	903,206	15,635,069	364,032	5,437,918	7,893,291	37,902,577
Fidelity Series Overseas Fund	60,646,817	2,405,293	17,994,841	894,371	3,528,050	5,191,128	53,776,447
Fidelity Series Real Estate Income Fund	2,569,324	131,666	1,464,807	108,994	(68,010)	100,919	1,269,092
Fidelity Series Short-Term Credit Fund	3,209,993	1,580,379	1,571,034	82,252	(24,625)	75,496	3,270,209
Fidelity Series Small Cap Core Fund	-	1,807,439	38,431	2,261	3,974	89,220	1,862,202
Fidelity Series Small Cap Opportunities Fund	22,273,067	2,590,318	8,733,208	213,741	2,224,191	2,550,986	20,905,354
Fidelity Series Stock Selector Large Cap Value Fund	41,605,068	5,454,628	15,521,935	2,376,239	1,481,857	4,336,543	37,356,161
Fidelity Series Value Discovery Fund	42,506,689	6,297,449	14,302,485	1,881,599	2,114,784	1,651,363	38,267,800
	1,416,546,788	187,427,910	402,289,200	48,041,464	22,317,387	76,657,790	1,300,660,675

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,022,886	-	2,022,886	-

Domestic Equity Funds	328,900,325	328,900,325	-	-

International Equity Funds	308,436,007	308,436,007	-	-

Bond Funds	636,347,198	636,347,198	-	-

Short-Term Funds	28,643,964	28,643,964	-	-
Total Investments in Securities:	1,304,350,380	1,302,327,494	2,022,886	-
Derivative Instruments: Assets
Futures Contracts	370,948	370,948	-	-
Total Assets	370,948	370,948	-	-
Liabilities
Futures Contracts	(84,947)	(84,947)	-	-
Total Liabilities	(84,947)	(84,947)	-	-
Total Derivative Instruments:	286,001	286,001	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	513	(84,947)
Total Equity Risk	513	(84,947)
Interest Rate Risk
Futures Contracts (a)	370,435	0
Total Interest Rate Risk	370,435	0
Total Value of Derivatives	370,948	(84,947)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2020 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,022,952)	$2,022,886
Fidelity Central Funds (cost $1,666,819)	1,666,819
Other affiliated issuers (cost $1,167,855,538)	1,300,660,675

Total Investment in Securities (cost $1,171,545,309)		$1,304,350,380
Receivable for investments sold		12,176,873
Receivable for fund shares sold		422,099
Distributions receivable from Fidelity Central Funds		7,363
Total assets		1,316,956,715
Liabilities
Payable for investments purchased	$10,983,809
Payable for fund shares redeemed	1,613,703
Accrued management fee	578,480
Distribution and service plan fees payable	212,559
Payable for daily variation margin on futures contracts	84,816
Total liabilities		13,473,367
Net Assets		$1,303,483,348
Net Assets consist of:
Paid in capital		$1,161,768,161
Total accumulated earnings (loss)		141,715,187
Net Assets		$1,303,483,348

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($541,273,551 ÷ 45,393,931 shares)(a)		$11.92
Maximum offering price per share (100/94.25 of $11.92)		$12.65
Class M :
Net Asset Value and redemption price per share ($193,804,360 ÷ 16,286,870 shares)(a)		$11.90
Maximum offering price per share (100/96.50 of $11.90)		$12.33
Class C :
Net Asset Value and offering price per share ($21,950,050 ÷ 1,873,039 shares)(a)		$11.72
Class I :
Net Asset Value, offering price and redemption price per share ($247,876,773 ÷ 20,507,496 shares)		$12.09
Class Z :
Net Asset Value, offering price and redemption price per share ($168,590,674 ÷ 14,146,333 shares)		$11.92
Class Z6 :
Net Asset Value, offering price and redemption price per share ($129,987,940 ÷ 10,847,164 shares)		$11.98
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$39,314,618
Interest		116,736
Income from Fidelity Central Funds		120,552
Total income		39,551,906
Expenses
Management fee	$7,182,577
Distribution and service plan fees	2,594,269
Independent trustees' fees and expenses	4,335
Miscellaneous	12,590
Total expenses before reductions	9,793,771
Expense reductions	(1,075)
Total expenses after reductions		9,792,696
Net Investment income (loss)		29,759,210
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	650
Affiliated issuers	22,317,387
Futures contracts	(4,888,405)
Capital gain distributions from underlying funds:
Affiliated issuers	8,726,846
Total net realized gain (loss)		26,156,478
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(420)
Affiliated issuers	76,657,790
Futures contracts	618,699
Total change in net unrealized appreciation (depreciation)		77,276,069
Net gain (loss)		103,432,547
Net increase (decrease) in net assets resulting from operations		$133,191,757
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,759,210	$41,791,371
Net realized gain (loss)	26,156,478	(9,496,750)
Change in net unrealized appreciation (depreciation)	77,276,069	(163,549,486)
Net increase (decrease) in net assets resulting from operations	133,191,757	(131,254,865)
Distributions to shareholders	(29,319,398)	(127,667,225)

Share transactions - net increase (decrease)	(221,583,830)	(152,011,229)
Total increase (decrease) in net assets	(117,711,471)	(410,933,319)

Net Assets
Beginning of period	1,421,194,819	1,832,128,138
End of period	$1,303,483,348	$1,421,194,819

Financial Highlights
Fidelity Advisor Freedom® 2020 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.01	$12.83	$14.19	$11.63	$12.97
Income from Investment Operations
Net investment income (loss) A,B	.24	.30	.28	.10	.19
Net realized and unrealized gain (loss)	.92	(1.19)	(.18)	3.43	(.65)
Total from investment operations	1.16	(.89)	.10	3.53	(.46)
Distributions from net investment income	(.24)	(.29)	(.30)	(.12)	(.20)
Distributions from net realized gain	(.01)	(.63)	(1.16)	(.85)	(.68)
Total distributions	(.25)	(.93) C	(1.46)	(.97)	(.88)
Net asset value, end of period	$11.92	$11.01	$12.83	$14.19	$11.63
Total Return D,E	10.60%	(6.81)%	.25%	31.39%	(4.15)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.82%	.83%	.83%	.84%	.85%
Expenses net of fee waivers, if any	.82%	.83%	.83%	.84%	.85%
Expenses net of all reductions	.82%	.83%	.83%	.84%	.85%
Net investment income (loss)	2.14%	2.67%	2.02%	.78%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$541,274	$575,228	$741,474	$877,842	$800,330
Portfolio turnover rate H	14%	21%	34%	26%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.99	$12.81	$14.18	$11.62	$12.96
Income from Investment Operations
Net investment income (loss) A,B	.21	.27	.25	.07	.16
Net realized and unrealized gain (loss)	.92	(1.18)	(.19)	3.43	(.65)
Total from investment operations	1.13	(.91)	.06	3.50	(.49)
Distributions from net investment income	(.21)	(.27)	(.27)	(.09)	(.17)
Distributions from net realized gain	(.01)	(.63)	(1.16)	(.85)	(.68)
Total distributions	(.22)	(.91) C	(1.43)	(.94)	(.85)
Net asset value, end of period	$11.90	$10.99	$12.81	$14.18	$11.62
Total Return D,E	10.35%	(7.01)%	(.02)%	31.08%	(4.38)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.07%	1.08%	1.08%	1.09%	1.10%
Expenses net of fee waivers, if any	1.07%	1.08%	1.08%	1.09%	1.10%
Expenses net of all reductions	1.07%	1.08%	1.08%	1.09%	1.10%
Net investment income (loss)	1.89%	2.42%	1.77%	.53%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$193,804	$211,956	$265,388	$309,456	$277,496
Portfolio turnover rate H	14%	21%	34%	26%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.84	$12.66	$14.03	$11.52	$12.86
Income from Investment Operations
Net investment income (loss) A,B	.15	.21	.18	- C	.09
Net realized and unrealized gain (loss)	.90	(1.17)	(.18)	3.39	(.64)
Total from investment operations	1.05	(.96)	-	3.39	(.55)
Distributions from net investment income	(.16)	(.23)	(.21)	(.04)	(.11)
Distributions from net realized gain	(.01)	(.63)	(1.16)	(.84)	(.68)
Total distributions	(.17)	(.86)	(1.37)	(.88)	(.79)
Net asset value, end of period	$11.72	$10.84	$12.66	$14.03	$11.52
Total Return D,E	9.78%	(7.48)%	(.47)%	30.36%	(4.81)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.57%	1.58%	1.58%	1.59%	1.60%
Expenses net of fee waivers, if any	1.57%	1.58%	1.58%	1.59%	1.60%
Expenses net of all reductions	1.57%	1.58%	1.58%	1.59%	1.60%
Net investment income (loss)	1.39%	1.92%	1.27%	.03%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$21,950	$26,447	$36,340	$51,480	$46,563
Portfolio turnover rate H	14%	21%	34%	26%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.15	$12.97	$14.32	$11.73	$13.07
Income from Investment Operations
Net investment income (loss) A,B	.27	.33	.32	.14	.22
Net realized and unrealized gain (loss)	.93	(1.20)	(.18)	3.46	(.65)
Total from investment operations	1.20	(.87)	.14	3.60	(.43)
Distributions from net investment income	(.25)	(.31)	(.32)	(.15)	(.23)
Distributions from net realized gain	(.01)	(.64)	(1.16)	(.85)	(.68)
Total distributions	(.26)	(.95)	(1.49) C	(1.01) C	(.91)
Net asset value, end of period	$12.09	$11.15	$12.97	$14.32	$11.73
Total Return D	10.87%	(6.53)%	.53%	31.70%	(3.87)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.57%	.58%	.58%	.59%	.60%
Expenses net of fee waivers, if any	.57%	.58%	.58%	.59%	.60%
Expenses net of all reductions	.57%	.58%	.58%	.59%	.60%
Net investment income (loss)	2.39%	2.92%	2.27%	1.03%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$247,877	$427,927	$616,520	$743,070	$654,422
Portfolio turnover rate G	14%	21%	34%	26%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.02	$12.85	$14.21	$11.65	$13.02
Income from Investment Operations
Net investment income (loss) A,B	.28	.33	.33	.15	.23
Net realized and unrealized gain (loss)	.92	(1.19)	(.19)	3.43	(.64)
Total from investment operations	1.20	(.86)	.14	3.58	(.41)
Distributions from net investment income	(.29)	(.33)	(.34)	(.17)	(.28)
Distributions from net realized gain	(.01)	(.65)	(1.17)	(.85)	(.68)
Total distributions	(.30)	(.97) C	(1.50) C	(1.02)	(.96)
Net asset value, end of period	$11.92	$11.02	$12.85	$14.21	$11.65
Total Return D	10.99%	(6.48)%	.58%	31.82%	(3.82)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50%	.50%	.51%	.52%	.53% G
Expenses net of fee waivers, if any	.50%	.50%	.51%	.52%	.53% G
Expenses net of all reductions	.50%	.50%	.51%	.52%	.53% G
Net investment income (loss)	2.46%	3.00%	2.35%	1.10%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$168,591	$74,665	$59,576	$45,836	$33,172
Portfolio turnover rate H	14%	21%	34%	26%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$12.90	$14.26	$11.69	$13.04
Income from Investment Operations
Net investment income (loss) A,B	.30	.34	.34	.16	.25
Net realized and unrealized gain (loss)	.92	(1.19)	(.18)	3.45	(.65)
Total from investment operations	1.22	(.85)	.16	3.61	(.40)
Distributions from net investment income	(.30)	(.33)	(.35)	(.18)	(.27)
Distributions from net realized gain	(.01)	(.65)	(1.17)	(.85)	(.68)
Total distributions	(.31)	(.98)	(1.52)	(1.04) C	(.95)
Net asset value, end of period	$11.98	$11.07	$12.90	$14.26	$11.69
Total Return D	11.12%	(6.41)%	.69%	31.94%	(3.72)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30%	.42%	.42%	.42%	.43%
Expenses net of fee waivers, if any	.30%	.42%	.42%	.42%	.43%
Expenses net of all reductions	.30%	.42%	.42%	.42%	.43%
Net investment income (loss)	2.66%	3.08%	2.44%	1.20%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$129,988	$104,972	$112,829	$94,399	$57,497
Portfolio turnover rate G	14%	21%	34%	26%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	24.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	7.4
Fidelity Series Large Cap Stock Fund	5.8
Fidelity Series International Value Fund	4.8
Fidelity Series Overseas Fund	4.8
Fidelity Series International Growth Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Advisor Series Equity Growth Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	3.8
73.6

Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.1)%
Futures - 4.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% 4/25/24 (b) (Cost $3,388,195)	3,400,000	3,388,084

Domestic Equity Funds - 29.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	5,654,034	101,885,684
Fidelity Advisor Series Growth Opportunities Fund (c)	4,860,824	71,842,972
Fidelity Advisor Series Small Cap Fund (c)	2,689,395	35,231,073
Fidelity Series All-Sector Equity Fund (c)	2,865,032	33,807,373
Fidelity Series Commodity Strategy Fund (c)	158,423	14,985,189
Fidelity Series Large Cap Stock Fund (c)	6,243,972	136,742,988
Fidelity Series Large Cap Value Index Fund (c)	846,367	13,550,330
Fidelity Series Opportunistic Insights Fund (c)	3,614,694	80,824,553
Fidelity Series Small Cap Core Fund (c)	340,575	4,018,783
Fidelity Series Small Cap Opportunities Fund (c)	2,915,386	44,576,259
Fidelity Series Stock Selector Large Cap Value Fund (c)	5,673,727	79,659,124
Fidelity Series Value Discovery Fund (c)	5,154,987	81,603,451
TOTAL DOMESTIC EQUITY FUNDS (Cost $442,506,414)		698,727,779

International Equity Funds - 26.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,582,733	39,567,463
Fidelity Series Emerging Markets Fund (c)	4,886,931	42,809,520
Fidelity Series Emerging Markets Opportunities Fund (c)	9,631,418	171,824,500
Fidelity Series International Growth Fund (c)	6,001,034	111,739,252
Fidelity Series International Small Cap Fund (c)	1,991,112	34,864,376
Fidelity Series International Value Fund (c)	8,917,772	112,274,746
Fidelity Series Overseas Fund (c)	7,963,014	112,039,609
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $440,046,982)		625,119,466

Bond Funds - 43.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	27,951	266,933
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	27,622,101	209,927,967
Fidelity Series Emerging Markets Debt Fund (c)	1,500,833	11,796,549
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	408,278	3,670,421
Fidelity Series Floating Rate High Income Fund (c)	232,245	2,101,816
Fidelity Series High Income Fund (c)	1,379,189	11,667,938
Fidelity Series International Credit Fund (c)	206,525	1,685,244
Fidelity Series International Developed Markets Bond Index Fund (c)	10,242,115	89,413,660
Fidelity Series Investment Grade Bond Fund (c)	57,301,842	570,153,329
Fidelity Series Long-Term Treasury Bond Index Fund (c)	18,373,395	103,442,213
Fidelity Series Real Estate Income Fund (c)	233,223	2,257,597
TOTAL BOND FUNDS (Cost $1,167,601,363)		1,006,383,667

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	3,369,223	3,369,897
Fidelity Series Government Money Market Fund 5.4% (c)(e)	52,819	52,819
Fidelity Series Short-Term Credit Fund (c)	3,086	30,394
TOTAL SHORT-TERM FUNDS (Cost $3,452,305)		3,453,110

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,056,995,259)	2,337,072,106
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,589,817)
NET ASSETS - 100.0%	2,335,482,289

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	780	Jun 2024	86,421,563	430,085	430,085
CBOT 5-Year U.S. Treasury Note Contracts (United States)	437	Jun 2024	46,765,828	133,603	133,603
CBOT Long Term U.S. Treasury Bond Contracts (United States)	41	Jun 2024	4,937,938	96,643	96,643

TOTAL PURCHASED					660,331

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	50	Jun 2024	13,271,250	(100,047)	(100,047)
ICE E-mini MSCI EAFE Index Contracts (United States)	43	Jun 2024	5,067,765	(51,865)	(51,865)
ICE MSCI Emerging Markets Index Contracts (United States)	266	Jun 2024	13,951,700	915	915

TOTAL SOLD					(150,997)

TOTAL FUTURES CONTRACTS					509,334
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,363,172.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,501,195	51,984,168	53,115,466	220,495	-	-	3,369,897	0.0%
Total	4,501,195	51,984,168	53,115,466	220,495	-	-	3,369,897

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	91,374,595	14,942,845	34,208,982	5,034,331	3,706,694	26,070,532	101,885,684
Fidelity Advisor Series Growth Opportunities Fund	64,615,881	7,988,673	26,878,017	222,026	191,375	25,925,060	71,842,972
Fidelity Advisor Series Small Cap Fund	36,489,113	4,404,709	11,620,886	1,356,276	1,074,441	4,883,696	35,231,073
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	300,032	34,235	-	17	1,119	266,933
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	197,518,946	52,682,820	28,368,573	6,578,932	(1,566,741)	(10,338,485)	209,927,967
Fidelity Series All-Sector Equity Fund	33,032,693	3,092,514	9,597,897	2,202,024	255,105	7,024,958	33,807,373
Fidelity Series Canada Fund	44,001,360	2,990,692	12,011,260	1,311,637	2,507,097	2,079,574	39,567,463
Fidelity Series Commodity Strategy Fund	16,579,970	2,904,924	3,793,308	692,947	(2,932,790)	2,226,393	14,985,189
Fidelity Series Emerging Markets Debt Fund	12,250,924	905,443	2,132,526	754,443	(434,099)	1,206,807	11,796,549
Fidelity Series Emerging Markets Debt Local Currency Fund	4,140,082	329,561	751,152	269,273	(77,482)	29,412	3,670,421
Fidelity Series Emerging Markets Fund	29,790,027	14,054,943	4,174,519	1,053,779	(288,842)	3,427,911	42,809,520
Fidelity Series Emerging Markets Opportunities Fund	203,193,460	5,953,021	52,623,592	4,984,372	72,782	15,228,829	171,824,500
Fidelity Series Floating Rate High Income Fund	2,207,977	236,125	386,281	212,241	(29,099)	73,094	2,101,816
Fidelity Series Government Money Market Fund 5.4%	24,060,508	12,281,256	36,288,945	1,280,492	-	-	52,819
Fidelity Series High Income Fund	12,371,900	897,983	1,994,770	765,361	(190,846)	583,671	11,667,938
Fidelity Series International Credit Fund	1,547,086	59,102	-	59,102	-	79,056	1,685,244
Fidelity Series International Developed Markets Bond Index Fund	92,688,056	12,147,703	15,606,262	3,422,082	(1,232,113)	1,416,276	89,413,660
Fidelity Series International Growth Fund	116,268,955	5,614,354	28,484,509	1,425,326	4,100,238	14,240,214	111,739,252
Fidelity Series International Small Cap Fund	31,846,802	6,468,488	7,153,369	1,211,557	1,044,905	2,657,550	34,864,376
Fidelity Series International Value Fund	115,859,018	7,393,764	30,180,650	3,549,421	4,828,504	14,374,110	112,274,746
Fidelity Series Investment Grade Bond Fund	586,053,083	91,601,361	98,424,585	23,659,794	(4,110,565)	(4,965,965)	570,153,329
Fidelity Series Large Cap Stock Fund	132,653,165	13,432,099	37,932,856	6,718,865	8,327,861	20,262,719	136,742,988
Fidelity Series Large Cap Value Index Fund	13,893,706	1,913,151	4,133,434	525,802	722,690	1,154,217	13,550,330
Fidelity Series Long-Term Treasury Bond Index Fund	118,766,189	18,645,666	23,053,537	3,632,935	(6,071,258)	(4,844,847)	103,442,213
Fidelity Series Opportunistic Insights Fund	78,797,663	1,564,081	27,344,660	764,952	6,419,637	21,387,832	80,824,553
Fidelity Series Overseas Fund	116,155,567	4,828,117	26,732,189	1,813,126	4,445,071	13,343,043	112,039,609
Fidelity Series Real Estate Income Fund	4,220,745	220,991	2,243,811	187,113	(101,233)	160,905	2,257,597
Fidelity Series Short-Term Credit Fund	27,325	2,462	-	906	-	607	30,394
Fidelity Series Small Cap Core Fund	-	3,887,242	65,262	4,438	6,480	190,323	4,018,783
Fidelity Series Small Cap Opportunities Fund	44,651,584	5,192,121	15,315,130	444,913	2,568,670	7,479,014	44,576,259
Fidelity Series Stock Selector Large Cap Value Fund	83,409,567	11,052,195	26,936,140	5,005,567	2,276,166	9,857,336	79,659,124
Fidelity Series Value Discovery Fund	85,217,595	13,285,212	24,754,906	3,957,698	2,952,032	4,903,518	81,603,451
	2,393,683,542	321,273,650	593,226,243	83,101,731	28,464,697	180,118,479	2,330,314,125

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,388,084	-	3,388,084	-

Domestic Equity Funds	698,727,779	698,727,779	-	-

International Equity Funds	625,119,466	625,119,466	-	-

Bond Funds	1,006,383,667	1,006,383,667	-	-

Short-Term Funds	3,453,110	3,453,110	-	-
Total Investments in Securities:	2,337,072,106	2,333,684,022	3,388,084	-
Derivative Instruments: Assets
Futures Contracts	661,246	661,246	-	-
Total Assets	661,246	661,246	-	-
Liabilities
Futures Contracts	(151,912)	(151,912)	-	-
Total Liabilities	(151,912)	(151,912)	-	-
Total Derivative Instruments:	509,334	509,334	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	915	(151,912)
Total Equity Risk	915	(151,912)
Interest Rate Risk
Futures Contracts (a)	660,331	0
Total Interest Rate Risk	660,331	0
Total Value of Derivatives	661,246	(151,912)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2025 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,388,195)	$3,388,084
Fidelity Central Funds (cost $3,369,897)	3,369,897
Other affiliated issuers (cost $2,050,237,167)	2,330,314,125

Total Investment in Securities (cost $2,056,995,259)		$2,337,072,106
Receivable for investments sold		23,463,147
Receivable for fund shares sold		1,173,112
Distributions receivable from Fidelity Central Funds		14,885
Total assets		2,361,723,250
Liabilities
Payable for investments purchased	$19,463,442
Payable for fund shares redeemed	5,173,022
Accrued management fee	1,106,286
Distribution and service plan fees payable	347,357
Payable for daily variation margin on futures contracts	150,854
Total liabilities		26,240,961
Net Assets		$2,335,482,289
Net Assets consist of:
Paid in capital		$2,053,532,490
Total accumulated earnings (loss)		281,949,799
Net Assets		$2,335,482,289

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($897,144,112 ÷ 70,808,602 shares)(a)		$12.67
Maximum offering price per share (100/94.25 of $12.67)		$13.44
Class M :
Net Asset Value and redemption price per share ($322,410,368 ÷ 25,420,928 shares)(a)		$12.68
Maximum offering price per share (100/96.50 of $12.68)		$13.14
Class C :
Net Asset Value and offering price per share ($31,705,286 ÷ 2,572,474 shares)(a)		$12.32
Class I :
Net Asset Value, offering price and redemption price per share ($511,524,987 ÷ 39,793,348 shares)		$12.85
Class Z :
Net Asset Value, offering price and redemption price per share ($318,790,460 ÷ 25,159,291 shares)		$12.67
Class Z6 :
Net Asset Value, offering price and redemption price per share ($253,907,076 ÷ 19,893,160 shares)		$12.76
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$64,881,896
Interest		199,024
Income from Fidelity Central Funds		220,495
Total income		65,301,415
Expenses
Management fee	$13,365,820
Distribution and service plan fees	4,178,024
Independent trustees' fees and expenses	7,462
Miscellaneous	18,884
Total expenses before reductions	17,570,190
Expense reductions	(1,714)
Total expenses after reductions		17,568,476
Net Investment income (loss)		47,732,939
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	903
Affiliated issuers	28,464,697
Futures contracts	(8,371,308)
Capital gain distributions from underlying funds:
Affiliated issuers	18,219,835
Total net realized gain (loss)		38,314,127
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(726)
Affiliated issuers	180,118,479
Futures contracts	1,020,568
Total change in net unrealized appreciation (depreciation)		181,138,321
Net gain (loss)		219,452,448
Net increase (decrease) in net assets resulting from operations		$267,185,387
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,732,939	$64,772,605
Net realized gain (loss)	38,314,127	(27,574,609)
Change in net unrealized appreciation (depreciation)	181,138,321	(252,484,790)
Net increase (decrease) in net assets resulting from operations	267,185,387	(215,286,794)
Distributions to shareholders	(46,214,879)	(208,996,936)

Share transactions - net increase (decrease)	(286,752,102)	(104,081,039)
Total increase (decrease) in net assets	(65,781,594)	(528,364,769)

Net Assets
Beginning of period	2,401,263,883	2,929,628,652
End of period	$2,335,482,289	$2,401,263,883

Financial Highlights
Fidelity Advisor Freedom® 2025 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.51	$13.45	$14.62	$11.55	$12.99
Income from Investment Operations
Net investment income (loss) A,B	.23	.29	.29	.10	.18
Net realized and unrealized gain (loss)	1.16	(1.26)	(.14)	3.84	(.76)
Total from investment operations	1.39	(.97)	.15	3.94	(.58)
Distributions from net investment income	(.23)	(.29)	(.30)	(.12)	(.19)
Distributions from net realized gain	- C	(.68)	(1.02)	(.76)	(.67)
Total distributions	(.23)	(.97)	(1.32)	(.87) D	(.86)
Net asset value, end of period	$12.67	$11.51	$13.45	$14.62	$11.55
Total Return E,F	12.18%	(7.05)%	.64%	35.22%	(5.09)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.86%	.87%	.88%	.89%	.89%
Expenses net of fee waivers, if any	.86%	.87%	.88%	.89%	.89%
Expenses net of all reductions	.86%	.87%	.88%	.89%	.89%
Net investment income (loss)	1.96%	2.50%	2.01%	.76%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$897,144	$926,152	$1,161,792	$1,276,609	$1,043,442
Portfolio turnover rate I	14%	21%	36%	28%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.53	$13.46	$14.64	$11.57	$13.01
Income from Investment Operations
Net investment income (loss) A,B	.20	.26	.26	.07	.15
Net realized and unrealized gain (loss)	1.15	(1.25)	(.15)	3.84	(.76)
Total from investment operations	1.35	(.99)	.11	3.91	(.61)
Distributions from net investment income	(.20)	(.26)	(.28)	(.09)	(.16)
Distributions from net realized gain	- C	(.68)	(1.02)	(.75)	(.67)
Total distributions	(.20)	(.94)	(1.29) D	(.84)	(.83)
Net asset value, end of period	$12.68	$11.53	$13.46	$14.64	$11.57
Total Return E,F	11.81%	(7.21)%	.38%	34.85%	(5.31)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.11%	1.12%	1.13%	1.14%	1.14%
Expenses net of fee waivers, if any	1.11%	1.12%	1.13%	1.14%	1.14%
Expenses net of all reductions	1.11%	1.12%	1.13%	1.14%	1.14%
Net investment income (loss)	1.71%	2.25%	1.76%	.51%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$322,410	$342,224	$405,616	$432,038	$362,131
Portfolio turnover rate I	14%	21%	36%	28%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.22	$13.14	$14.33	$11.35	$12.80
Income from Investment Operations
Net investment income (loss) A,B	.14	.20	.18	- C	.08
Net realized and unrealized gain (loss)	1.12	(1.23)	(.14)	3.77	(.75)
Total from investment operations	1.26	(1.03)	.04	3.77	(.67)
Distributions from net investment income	(.16)	(.22)	(.21)	(.04)	(.11)
Distributions from net realized gain	- C	(.67)	(1.02)	(.75)	(.66)
Total distributions	(.16)	(.89)	(1.23)	(.79)	(.78) D
Net asset value, end of period	$12.32	$11.22	$13.14	$14.33	$11.35
Total Return E,F	11.27%	(7.72)%	(.12)%	34.28%	(5.85)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.61%	1.62%	1.63%	1.64%	1.64%
Expenses net of fee waivers, if any	1.61%	1.62%	1.63%	1.64%	1.64%
Expenses net of all reductions	1.61%	1.62%	1.63%	1.64%	1.64%
Net investment income (loss)	1.21%	1.75%	1.26%	.01%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$31,705	$35,779	$46,295	$60,128	$51,559
Portfolio turnover rate I	14%	21%	36%	28%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$13.61	$14.77	$11.66	$13.11
Income from Investment Operations
Net investment income (loss) A,B	.26	.32	.33	.14	.22
Net realized and unrealized gain (loss)	1.18	(1.27)	(.14)	3.88	(.77)
Total from investment operations	1.44	(.95)	.19	4.02	(.55)
Distributions from net investment income	(.25)	(.31)	(.33)	(.15)	(.22)
Distributions from net realized gain	- C	(.69)	(1.02)	(.76)	(.67)
Total distributions	(.25)	(1.00)	(1.35)	(.91)	(.90) D
Net asset value, end of period	$12.85	$11.66	$13.61	$14.77	$11.66
Total Return E	12.43%	(6.81)%	.89%	35.57%	(4.89)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61%	.62%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.61%	.62%	.63%	.64%	.64%
Expenses net of all reductions	.61%	.62%	.63%	.64%	.64%
Net investment income (loss)	2.21%	2.75%	2.26%	1.01%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$511,525	$777,570	$1,026,796	$1,150,782	$911,020
Portfolio turnover rate H	14%	21%	36%	28%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.53	$13.48	$14.65	$11.58	$13.05
Income from Investment Operations
Net investment income (loss) A,B	.27	.32	.34	.15	.23
Net realized and unrealized gain (loss)	1.16	(1.25)	(.14)	3.85	(.76)
Total from investment operations	1.43	(.93)	.20	4.00	(.53)
Distributions from net investment income	(.29)	(.32)	(.35)	(.17)	(.27)
Distributions from net realized gain	- C	(.70)	(1.02)	(.76)	(.67)
Total distributions	(.29)	(1.02)	(1.37)	(.93)	(.94)
Net asset value, end of period	$12.67	$11.53	$13.48	$14.65	$11.58
Total Return D	12.50%	(6.67)%	.94%	35.65%	(4.77)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.53%	.54%	.54% G	.55%	.56%
Expenses net of fee waivers, if any	.53%	.54%	.54% G	.55%	.56%
Expenses net of all reductions	.53%	.54%	.54% G	.55%	.56%
Net investment income (loss)	2.29%	2.83%	2.34%	1.10%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$318,790	$126,414	$94,133	$60,905	$36,620
Portfolio turnover rate H	14%	21%	36%	28%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.60	$13.55	$14.71	$11.62	$13.08
Income from Investment Operations
Net investment income (loss) A,B	.29	.34	.36	.16	.24
Net realized and unrealized gain (loss)	1.17	(1.26)	(.15)	3.87	(.77)
Total from investment operations	1.46	(.92)	.21	4.03	(.53)
Distributions from net investment income	(.29)	(.33)	(.36)	(.18)	(.26)
Distributions from net realized gain	- C	(.70)	(1.02)	(.76)	(.67)
Total distributions	(.30) D	(1.03)	(1.37) D	(.94)	(.93)
Net asset value, end of period	$12.76	$11.60	$13.55	$14.71	$11.62
Total Return E	12.68%	(6.58)%	1.07%	35.82%	(4.72)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.34%	.43% H	.44%	.44%	.45%
Expenses net of fee waivers, if any	.34%	.43% H	.44%	.44%	.45%
Expenses net of all reductions	.34%	.43% H	.44%	.44%	.45%
Net investment income (loss)	2.48%	2.93%	2.45%	1.21%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$253,907	$193,125	$194,996	$144,871	$77,638
Portfolio turnover rate I	14%	21%	36%	28%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	21.6
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Stock Fund	6.6
Fidelity Series International Value Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series International Growth Fund	5.3
Fidelity Advisor Series Equity Growth Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.8
Fidelity Series Value Discovery Fund	4.0
70.8

Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.1)%
Futures - 4.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/20/24 (b) (Cost $4,482,337)	4,500,000	4,482,208

Domestic Equity Funds - 33.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	8,596,206	154,903,635
Fidelity Advisor Series Growth Opportunities Fund (c)	7,390,292	109,228,514
Fidelity Advisor Series Small Cap Fund (c)	4,088,826	53,563,615
Fidelity Series All-Sector Equity Fund (c)	4,355,898	51,399,594
Fidelity Series Commodity Strategy Fund (c)	215,257	20,361,148
Fidelity Series Large Cap Stock Fund (c)	9,493,120	207,899,317
Fidelity Series Large Cap Value Index Fund (c)	1,286,801	20,601,690
Fidelity Series Opportunistic Insights Fund (c)	5,495,179	122,872,209
Fidelity Series Small Cap Core Fund (c)	518,369	6,116,751
Fidelity Series Small Cap Opportunities Fund (c)	4,432,428	67,771,819
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,626,090	121,110,307
Fidelity Series Value Discovery Fund (c)	7,837,402	124,066,072
TOTAL DOMESTIC EQUITY FUNDS (Cost $683,810,815)		1,059,894,671

International Equity Funds - 29.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,867,325	59,247,422
Fidelity Series Emerging Markets Fund (c)	7,072,713	61,956,962
Fidelity Series Emerging Markets Opportunities Fund (c)	13,932,187	248,550,213
Fidelity Series International Growth Fund (c)	8,986,102	167,321,220
Fidelity Series International Small Cap Fund (c)	2,667,664	46,710,790
Fidelity Series International Value Fund (c)	13,353,545	168,121,129
Fidelity Series Overseas Fund (c)	11,923,948	167,769,953
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $665,994,179)		919,677,689

Bond Funds - 36.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	76,970	735,065
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	19,810,483	150,559,674
Fidelity Series Emerging Markets Debt Fund (c)	1,990,404	15,644,573
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	541,162	4,865,048
Fidelity Series Floating Rate High Income Fund (c)	304,079	2,751,911
Fidelity Series High Income Fund (c)	1,858,005	15,718,723
Fidelity Series International Credit Fund (c)	202,491	1,652,326
Fidelity Series International Developed Markets Bond Index Fund (c)	13,693,324	119,542,718
Fidelity Series Investment Grade Bond Fund (c)	67,992,595	676,526,317
Fidelity Series Long-Term Treasury Bond Index Fund (c)	26,954,412	151,753,342
Fidelity Series Real Estate Income Fund (c)	310,057	3,001,356
TOTAL BOND FUNDS (Cost $1,311,515,625)		1,142,751,053

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	3,728,100	3,728,846
Fidelity Series Government Money Market Fund 5.4% (c)(e)	69,499	69,499
Fidelity Series Short-Term Credit Fund (c)	9,305	91,657
TOTAL SHORT-TERM FUNDS (Cost $3,887,442)		3,890,002

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,669,690,398)	3,130,695,623
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,214,847)
NET ASSETS - 100.0%	3,128,480,776

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,044	Jun 2024	115,671,938	568,053	568,053
CBOT 5-Year U.S. Treasury Note Contracts (United States)	584	Jun 2024	62,497,125	177,066	177,066
CBOT Long Term U.S. Treasury Bond Contracts (United States)	55	Jun 2024	6,624,063	129,643	129,643

TOTAL PURCHASED					874,762

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	68	Jun 2024	18,048,900	(136,480)	(136,480)
ICE E-mini MSCI EAFE Index Contracts (United States)	55	Jun 2024	6,482,025	(67,720)	(67,720)
ICE MSCI Emerging Markets Index Contracts (United States)	364	Jun 2024	19,091,800	1,252	1,252

TOTAL SOLD					(202,948)

TOTAL FUTURES CONTRACTS					671,814
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,482,208.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,321,307	65,912,735	67,505,196	267,277	-	-	3,728,846	0.0%
Total	5,321,307	65,912,735	67,505,196	267,277	-	-	3,728,846

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	127,454,528	24,584,071	40,777,268	7,467,027	1,504,732	42,137,572	154,903,635
Fidelity Advisor Series Growth Opportunities Fund	90,130,121	13,520,530	32,663,956	329,319	(1,175,929)	39,417,748	109,228,514
Fidelity Advisor Series Small Cap Fund	50,969,005	7,186,058	13,440,165	2,011,710	677,581	8,171,136	53,563,615
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	760,589	28,628	-	11	3,093	735,065
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	118,126,186	51,418,450	11,480,313	4,437,082	(977,250)	(6,527,399)	150,559,674
Fidelity Series All-Sector Equity Fund	46,076,068	5,311,213	10,608,136	3,283,139	266,660	10,353,789	51,399,594
Fidelity Series Canada Fund	59,430,719	5,852,347	12,625,145	1,896,642	1,946,270	4,643,231	59,247,422
Fidelity Series Commodity Strategy Fund	20,381,182	4,416,450	3,536,472	887,605	(2,373,819)	1,473,807	20,361,148
Fidelity Series Emerging Markets Debt Fund	14,929,209	1,397,999	1,693,896	957,531	(121,388)	1,132,649	15,644,573
Fidelity Series Emerging Markets Debt Local Currency Fund	5,051,953	485,871	601,834	348,760	(51,969)	(18,973)	4,865,048
Fidelity Series Emerging Markets Fund	38,767,627	22,305,288	3,592,186	1,469,595	141,344	4,334,889	61,956,962
Fidelity Series Emerging Markets Opportunities Fund	266,762,904	10,071,990	49,246,473	6,936,340	(4,426,475)	25,388,267	248,550,213
Fidelity Series Floating Rate High Income Fund	2,647,459	346,876	296,928	265,863	(4,107)	58,611	2,751,911
Fidelity Series Government Money Market Fund 5.4%	29,369,496	16,848,446	46,148,443	1,629,644	-	-	69,499
Fidelity Series High Income Fund	15,016,842	1,757,009	1,570,338	974,842	(19,640)	534,850	15,718,723
Fidelity Series International Credit Fund	1,516,867	57,947	-	57,948	-	77,512	1,652,326
Fidelity Series International Developed Markets Bond Index Fund	112,727,686	20,381,959	13,934,534	4,307,367	(892,279)	1,259,886	119,542,718
Fidelity Series International Growth Fund	157,035,868	11,706,017	28,119,616	2,061,093	(32,466)	26,731,417	167,321,220
Fidelity Series International Small Cap Fund	43,029,195	6,094,768	6,968,056	1,583,235	28,809	4,526,074	46,710,790
Fidelity Series International Value Fund	156,466,111	14,836,237	30,853,134	5,133,123	3,014,223	24,657,692	168,121,129
Fidelity Series Investment Grade Bond Fund	634,158,292	130,083,587	78,129,275	26,767,767	(3,270,843)	(6,315,444)	676,526,317
Fidelity Series Large Cap Stock Fund	185,103,402	22,256,427	41,548,635	9,857,095	6,524,186	35,563,937	207,899,317
Fidelity Series Large Cap Value Index Fund	19,451,110	3,058,832	4,684,911	779,583	552,458	2,224,201	20,601,690
Fidelity Series Long-Term Treasury Bond Index Fund	157,045,171	31,880,027	22,539,857	5,039,088	(6,536,650)	(8,095,349)	151,753,342
Fidelity Series Opportunistic Insights Fund	109,910,956	4,097,010	31,967,271	1,133,202	2,299,841	38,531,673	122,872,209
Fidelity Series Overseas Fund	156,884,122	10,549,052	25,480,145	2,621,886	2,728,198	23,088,726	167,769,953
Fidelity Series Real Estate Income Fund	5,124,568	357,561	2,556,814	239,088	(111,946)	187,987	3,001,356
Fidelity Series Short-Term Credit Fund	77,259	12,584	-	2,728	-	1,814	91,657
Fidelity Series Small Cap Core Fund	-	5,891,624	70,056	6,508	7,511	287,672	6,116,751
Fidelity Series Small Cap Opportunities Fund	62,354,740	8,394,177	17,872,658	654,287	1,608,729	13,286,831	67,771,819
Fidelity Series Stock Selector Large Cap Value Fund	116,416,201	18,294,984	31,430,425	7,462,322	2,055,502	15,774,045	121,110,307
Fidelity Series Value Discovery Fund	118,937,450	22,035,902	28,463,757	5,876,595	1,651,402	9,905,075	124,066,072
	2,921,352,297	476,251,882	592,929,325	106,478,014	5,012,696	312,797,019	3,122,484,569

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	4,482,208	-	4,482,208	-

Domestic Equity Funds	1,059,894,671	1,059,894,671	-	-

International Equity Funds	919,677,689	919,677,689	-	-

Bond Funds	1,142,751,053	1,142,751,053	-	-

Short-Term Funds	3,890,002	3,890,002	-	-
Total Investments in Securities:	3,130,695,623	3,126,213,415	4,482,208	-
Derivative Instruments: Assets
Futures Contracts	876,014	876,014	-	-
Total Assets	876,014	876,014	-	-
Liabilities
Futures Contracts	(204,200)	(204,200)	-	-
Total Liabilities	(204,200)	(204,200)	-	-
Total Derivative Instruments:	671,814	671,814	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,252	(204,200)
Total Equity Risk	1,252	(204,200)
Interest Rate Risk
Futures Contracts (a)	874,762	0
Total Interest Rate Risk	874,762	0
Total Value of Derivatives	876,014	(204,200)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2030 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,482,337)	$4,482,208
Fidelity Central Funds (cost $3,728,846)	3,728,846
Other affiliated issuers (cost $2,661,479,215)	3,122,484,569

Total Investment in Securities (cost $2,669,690,398)		$3,130,695,623
Receivable for investments sold		28,426,074
Receivable for fund shares sold		2,433,931
Distributions receivable from Fidelity Central Funds		17,109
Total assets		3,161,572,737
Liabilities
Payable for investments purchased	$25,971,457
Payable for fund shares redeemed	4,889,307
Accrued management fee	1,575,773
Distribution and service plan fees payable	453,730
Payable for daily variation margin on futures contracts	201,694
Total liabilities		33,091,961
Net Assets		$3,128,480,776
Net Assets consist of:
Paid in capital		$2,675,972,684
Total accumulated earnings (loss)		452,508,092
Net Assets		$3,128,480,776

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,143,304,092 ÷ 80,896,668 shares)(a)		$14.13
Maximum offering price per share (100/94.25 of $14.13)		$14.99
Class M :
Net Asset Value and redemption price per share ($428,265,015 ÷ 30,605,139 shares)(a)		$13.99
Maximum offering price per share (100/96.50 of $13.99)		$14.50
Class C :
Net Asset Value and offering price per share ($48,602,835 ÷ 3,561,757 shares)(a)		$13.65
Class I :
Net Asset Value, offering price and redemption price per share ($737,652,637 ÷ 51,667,489 shares)		$14.28
Class Z :
Net Asset Value, offering price and redemption price per share ($421,162,485 ÷ 29,912,802 shares)		$14.08
Class Z6 :
Net Asset Value, offering price and redemption price per share ($349,493,712 ÷ 24,657,051 shares)		$14.17
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$79,542,383
Interest		251,538
Income from Fidelity Central Funds		267,277
Total income		80,061,198
Expenses
Management fee	$18,205,467
Distribution and service plan fees	5,228,678
Independent trustees' fees and expenses	9,420
Miscellaneous	23,844
Total expenses before reductions	23,467,409
Expense reductions	(1,421)
Total expenses after reductions		23,465,988
Net Investment income (loss)		56,595,210
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,125
Affiliated issuers	5,012,696
Futures contracts	(10,581,573)
Capital gain distributions from underlying funds:
Affiliated issuers	26,935,631
Total net realized gain (loss)		21,367,879
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(910)
Affiliated issuers	312,797,019
Futures contracts	1,263,004
Total change in net unrealized appreciation (depreciation)		314,059,113
Net gain (loss)		335,426,992
Net increase (decrease) in net assets resulting from operations		$392,022,202
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,595,210	$68,909,425
Net realized gain (loss)	21,367,879	(17,128,744)
Change in net unrealized appreciation (depreciation)	314,059,113	(290,500,290)
Net increase (decrease) in net assets resulting from operations	392,022,202	(238,719,609)
Distributions to shareholders	(54,978,965)	(244,439,351)

Share transactions - net increase (decrease)	(138,982,940)	58,979,611
Total increase (decrease) in net assets	198,060,297	(424,179,349)

Net Assets
Beginning of period	2,930,420,479	3,354,599,828
End of period	$3,128,480,776	$2,930,420,479

Financial Highlights
Fidelity Advisor Freedom® 2030 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.63	$14.75	$16.00	$12.21	$14.01
Income from Investment Operations
Net investment income (loss) A,B	.24	.28	.32	.11	.19
Net realized and unrealized gain (loss)	1.49	(1.33)	(.09)	4.67	(1.01)
Total from investment operations	1.73	(1.05)	.23	4.78	(.82)
Distributions from net investment income	(.23)	(.28)	(.33)	(.13)	(.19)
Distributions from net realized gain	- C	(.79)	(1.15)	(.87)	(.79)
Total distributions	(.23)	(1.07)	(1.48)	(.99) D	(.98)
Net asset value, end of period	$14.13	$12.63	$14.75	$16.00	$12.21
Total Return E,F	13.80%	(6.96)%	1.05%	40.51%	(6.61)%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.90%	.91%	.92%	.93%	.94%
Expenses net of fee waivers, if any	.90%	.91%	.92%	.93%	.94%
Expenses net of all reductions	.90%	.91%	.92%	.93%	.94%
Net investment income (loss)	1.81%	2.25%	1.99%	.75%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,143,304	$1,084,628	$1,246,930	$1,318,549	$1,041,706
Portfolio turnover rate I	16%	22%	31%	29%	33%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.51	$14.62	$15.88	$12.13	$13.93
Income from Investment Operations
Net investment income (loss) A,B	.20	.25	.28	.07	.15
Net realized and unrealized gain (loss)	1.49	(1.33)	(.09)	4.64	(1.00)
Total from investment operations	1.69	(1.08)	.19	4.71	(.85)
Distributions from net investment income	(.20)	(.25)	(.30)	(.10)	(.17)
Distributions from net realized gain	- C	(.78)	(1.15)	(.86)	(.78)
Total distributions	(.21) D	(1.03)	(1.45)	(.96)	(.95)
Net asset value, end of period	$13.99	$12.51	$14.62	$15.88	$12.13
Total Return E,F	13.55%	(7.20)%	.81%	40.15%	(6.84)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.15%	1.16%	1.17%	1.18%	1.19%
Expenses net of fee waivers, if any	1.15%	1.16%	1.17%	1.18%	1.19%
Expenses net of all reductions	1.15%	1.16%	1.17%	1.18%	1.19%
Net investment income (loss)	1.56%	2.00%	1.74%	.50%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$428,265	$410,614	$477,841	$502,610	$391,371
Portfolio turnover rate I	16%	22%	31%	29%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.23	$14.32	$15.60	$11.95	$13.75
Income from Investment Operations
Net investment income (loss) A,B	.13	.18	.19	- C	.08
Net realized and unrealized gain (loss)	1.45	(1.29)	(.08)	4.55	(.98)
Total from investment operations	1.58	(1.11)	.11	4.55	(.90)
Distributions from net investment income	(.16)	(.20)	(.24)	(.05)	(.12)
Distributions from net realized gain	- C	(.78)	(1.15)	(.85)	(.78)
Total distributions	(.16)	(.98)	(1.39)	(.90)	(.90)
Net asset value, end of period	$13.65	$12.23	$14.32	$15.60	$11.95
Total Return D,E	12.97%	(7.61)%	.30%	39.41%	(7.25)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.65%	1.66%	1.67%	1.68%	1.69%
Expenses net of fee waivers, if any	1.65%	1.66%	1.67%	1.68%	1.69%
Expenses net of all reductions	1.65%	1.66%	1.67%	1.68%	1.69%
Net investment income (loss)	1.06%	1.50%	1.24%	-% H	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$48,603	$48,560	$58,820	$69,899	$55,554
Portfolio turnover rate I	16%	22%	31%	29%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.74	$14.87	$16.10	$12.29	$14.09
Income from Investment Operations
Net investment income (loss) A,B	.27	.32	.36	.15	.23
Net realized and unrealized gain (loss)	1.52	(1.36)	(.08)	4.69	(1.01)
Total from investment operations	1.79	(1.04)	.28	4.84	(.78)
Distributions from net investment income	(.25)	(.30)	(.36)	(.15)	(.22)
Distributions from net realized gain	- C	(.80)	(1.15)	(.88)	(.80)
Total distributions	(.25)	(1.09) D	(1.51)	(1.03)	(1.02)
Net asset value, end of period	$14.28	$12.74	$14.87	$16.10	$12.29
Total Return E	14.14%	(6.75)%	1.37%	40.77%	(6.32)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65%	.66%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.65%	.66%	.67%	.68%	.69%
Expenses net of all reductions	.65%	.66%	.67%	.68%	.69%
Net investment income (loss)	2.06%	2.50%	2.24%	1.00%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$737,653	$988,412	$1,242,060	$1,325,192	$984,341
Portfolio turnover rate H	16%	22%	31%	29%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.60	$14.73	$15.98	$12.20	$14.03
Income from Investment Operations
Net investment income (loss) A,B	.28	.32	.37	.16	.24
Net realized and unrealized gain (loss)	1.50	(1.33)	(.09)	4.67	(1.01)
Total from investment operations	1.78	(1.01)	.28	4.83	(.77)
Distributions from net investment income	(.29)	(.32)	(.38)	(.17)	(.25)
Distributions from net realized gain	- C	(.81)	(1.15)	(.88)	(.82)
Total distributions	(.30) D	(1.12) D	(1.53)	(1.05)	(1.06) D
Net asset value, end of period	$14.08	$12.60	$14.73	$15.98	$12.20
Total Return E	14.21%	(6.61)%	1.37%	41.01%	(6.28)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57%	.57%	.58%	.59%	.60% H
Expenses net of fee waivers, if any	.57%	.57%	.58%	.59%	.60% H
Expenses net of all reductions	.57%	.57%	.58%	.59%	.60% H
Net investment income (loss)	2.14%	2.59%	2.33%	1.09%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$421,162	$149,008	$102,337	$63,499	$38,041
Portfolio turnover rate I	16%	22%	31%	29%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.67	$14.80	$16.03	$12.24	$14.05
Income from Investment Operations
Net investment income (loss) A,B	.31	.34	.39	.18	.26
Net realized and unrealized gain (loss)	1.50	(1.34)	(.08)	4.68	(1.01)
Total from investment operations	1.81	(1.00)	.31	4.86	(.75)
Distributions from net investment income	(.30)	(.32)	(.39)	(.19)	(.25)
Distributions from net realized gain	- C	(.81)	(1.15)	(.88)	(.81)
Total distributions	(.31) D	(1.13)	(1.54)	(1.07)	(1.06)
Net asset value, end of period	$14.17	$12.67	$14.80	$16.03	$12.24
Total Return E	14.38%	(6.51)%	1.56%	41.14%	(6.16)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.37%	.45%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.37%	.45%	.46%	.46%	.47%
Expenses net of all reductions	.37%	.45%	.46%	.46%	.47%
Net investment income (loss)	2.34%	2.71%	2.45%	1.22%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$349,494	$249,199	$226,612	$174,248	$83,686
Portfolio turnover rate H	16%	22%	31%	29%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	15.1
Fidelity Series Emerging Markets Opportunities Fund	8.9
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series International Value Fund	6.3
Fidelity Series Overseas Fund	6.3
Fidelity Series International Growth Fund	6.3
Fidelity Advisor Series Equity Growth Fund	5.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.7
71.5

Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.1)%
Futures - 4.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/27/24 (b) (Cost $4,162,672)	4,180,000	4,162,560

Domestic Equity Funds - 40.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	9,642,018	173,749,173
Fidelity Advisor Series Growth Opportunities Fund (c)	8,289,300	122,515,857
Fidelity Advisor Series Small Cap Fund (c)	4,585,216	60,066,331
Fidelity Series All-Sector Equity Fund (c)	4,885,795	57,652,380
Fidelity Series Commodity Strategy Fund (c)	202,331	19,138,519
Fidelity Series Large Cap Stock Fund (c)	10,647,407	233,178,207
Fidelity Series Large Cap Value Index Fund (c)	1,442,480	23,094,109
Fidelity Series Opportunistic Insights Fund (c)	6,163,635	137,818,882
Fidelity Series Small Cap Core Fund (c)	588,565	6,945,069
Fidelity Series Small Cap Opportunities Fund (c)	4,970,768	76,003,049
Fidelity Series Stock Selector Large Cap Value Fund (c)	9,674,582	135,831,131
Fidelity Series Value Discovery Fund (c)	8,790,046	139,146,424
TOTAL DOMESTIC EQUITY FUNDS (Cost $771,738,601)		1,185,139,131

International Equity Funds - 33.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,256,917	65,215,971
Fidelity Series Emerging Markets Fund (c)	7,429,122	65,079,107
Fidelity Series Emerging Markets Opportunities Fund (c)	14,626,251	260,932,315
Fidelity Series International Growth Fund (c)	9,891,671	184,182,923
Fidelity Series International Small Cap Fund (c)	2,493,199	43,655,922
Fidelity Series International Value Fund (c)	14,699,245	185,063,498
Fidelity Series Overseas Fund (c)	13,125,580	184,676,909
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $738,728,005)		988,806,645

Bond Funds - 25.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	99,464	949,879
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,485,210	18,887,599
Fidelity Series Emerging Markets Debt Fund (c)	1,874,491	14,733,500
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	505,530	4,544,717
Fidelity Series Floating Rate High Income Fund (c)	263,725	2,386,715
Fidelity Series High Income Fund (c)	1,753,533	14,834,887
Fidelity Series International Credit Fund (c)	159,839	1,304,285
Fidelity Series International Developed Markets Bond Index Fund (c)	10,088,696	88,074,317
Fidelity Series Investment Grade Bond Fund (c)	44,394,380	441,724,076
Fidelity Series Long-Term Treasury Bond Index Fund (c)	27,238,148	153,350,772
Fidelity Series Real Estate Income Fund (c)	285,722	2,765,789
TOTAL BOND FUNDS (Cost $849,268,896)		743,556,536

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	3,444,988	3,445,677
Fidelity Series Government Money Market Fund 5.4% (c)(e)	62,879	62,879
Fidelity Series Short-Term Credit Fund (c)	10,277	101,225
TOTAL SHORT-TERM FUNDS (Cost $3,606,981)		3,609,781

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,367,505,155)	2,925,274,653
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,117,073)
NET ASSETS - 100.0%	2,923,157,580

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	976	Jun 2024	108,137,750	527,166	527,166
CBOT 5-Year U.S. Treasury Note Contracts (United States)	546	Jun 2024	58,430,531	164,376	164,376
CBOT Long Term U.S. Treasury Bond Contracts (United States)	51	Jun 2024	6,142,313	120,214	120,214

TOTAL PURCHASED					811,756

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	65	Jun 2024	17,252,625	(124,867)	(124,867)
ICE E-mini MSCI EAFE Index Contracts (United States)	48	Jun 2024	5,657,040	(64,870)	(64,870)
ICE MSCI Emerging Markets Index Contracts (United States)	347	Jun 2024	18,200,150	1,194	1,194

TOTAL SOLD					(188,543)

TOTAL FUTURES CONTRACTS					623,213
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,162,560.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,871,087	60,278,687	61,704,097	245,552	-	-	3,445,677	0.0%
Total	4,871,087	60,278,687	61,704,097	245,552	-	-	3,445,677

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	141,701,900	28,671,974	45,415,050	8,381,337	625,875	48,164,474	173,749,173
Fidelity Advisor Series Growth Opportunities Fund	100,206,067	15,092,173	35,556,146	369,645	(1,548,521)	44,322,284	122,515,857
Fidelity Advisor Series Small Cap Fund	56,877,088	7,935,678	14,681,395	2,258,068	870,209	9,064,751	60,066,331
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	969,487	23,630	-	16	4,006	949,879
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,378,395	17,382,155	724,909	341,636	(89,591)	(58,451)	18,887,599
Fidelity Series All-Sector Equity Fund	51,226,404	5,978,622	11,422,318	3,683,865	330,339	11,539,333	57,652,380
Fidelity Series Canada Fund	63,160,919	7,308,511	12,410,452	2,067,049	1,637,142	5,519,851	65,215,971
Fidelity Series Commodity Strategy Fund	18,197,871	4,934,862	3,204,683	806,272	(2,001,969)	1,212,438	19,138,519
Fidelity Series Emerging Markets Debt Fund	13,135,269	1,906,281	1,250,424	858,359	(25,681)	968,055	14,733,500
Fidelity Series Emerging Markets Debt Local Currency Fund	4,484,414	572,228	444,502	319,799	(27,446)	(39,977)	4,544,717
Fidelity Series Emerging Markets Fund	38,887,633	24,247,880	2,755,722	1,517,905	93,012	4,606,304	65,079,107
Fidelity Series Emerging Markets Opportunities Fund	271,706,029	11,775,086	44,082,148	7,160,882	(4,829,113)	26,362,461	260,932,315
Fidelity Series Floating Rate High Income Fund	1,999,687	586,726	242,433	206,066	888	41,847	2,386,715
Fidelity Series Government Money Market Fund 5.4%	26,876,550	15,563,946	42,377,617	1,481,869	-	-	62,879
Fidelity Series High Income Fund	13,192,063	2,457,976	1,298,843	891,047	9,214	474,477	14,834,887
Fidelity Series International Credit Fund	1,197,358	45,742	-	45,742	-	61,185	1,304,285
Fidelity Series International Developed Markets Bond Index Fund	68,060,702	25,964,145	6,444,309	2,833,876	(13,682)	507,461	88,074,317
Fidelity Series International Growth Fund	166,895,618	13,789,544	25,678,985	2,246,248	547,198	28,629,548	184,182,923
Fidelity Series International Small Cap Fund	46,053,645	3,086,322	9,108,124	1,467,092	(64,977)	3,689,056	43,655,922
Fidelity Series International Value Fund	165,964,897	18,972,485	29,942,904	5,594,673	2,229,277	27,839,743	185,063,498
Fidelity Series Investment Grade Bond Fund	351,153,554	131,979,320	36,468,004	16,154,481	(179,494)	(4,761,300)	441,724,076
Fidelity Series Large Cap Stock Fund	206,002,295	25,440,105	45,329,375	11,072,976	5,979,737	41,085,445	233,178,207
Fidelity Series Large Cap Value Index Fund	21,835,683	2,998,910	4,846,969	875,589	544,858	2,561,627	23,094,109
Fidelity Series Long-Term Treasury Bond Index Fund	150,679,302	36,627,991	19,819,000	4,950,220	(2,192,950)	(11,944,571)	153,350,772
Fidelity Series Opportunistic Insights Fund	122,195,428	5,858,816	35,917,084	1,272,992	1,044,638	44,637,084	137,818,882
Fidelity Series Overseas Fund	166,731,014	13,585,261	23,793,756	2,857,485	1,891,360	26,263,030	184,676,909
Fidelity Series Real Estate Income Fund	4,524,919	366,396	2,180,491	225,273	(168,855)	223,820	2,765,789
Fidelity Series Short-Term Credit Fund	87,383	11,841	-	3,016	-	2,001	101,225
Fidelity Series Small Cap Core Fund	-	6,680,776	69,364	7,233	7,680	325,977	6,945,069
Fidelity Series Small Cap Opportunities Fund	69,535,469	9,058,502	19,287,688	733,650	1,754,520	14,942,246	76,003,049
Fidelity Series Stock Selector Large Cap Value Fund	129,638,155	20,582,463	34,344,490	8,373,040	1,927,942	18,027,061	135,831,131
Fidelity Series Value Discovery Fund	132,440,036	25,106,472	31,338,078	6,598,627	1,568,626	11,369,368	139,146,424
	2,607,025,747	485,538,676	540,458,893	95,656,012	9,920,252	355,640,634	2,917,666,416

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	4,162,560	-	4,162,560	-

Domestic Equity Funds	1,185,139,131	1,185,139,131	-	-

International Equity Funds	988,806,645	988,806,645	-	-

Bond Funds	743,556,536	743,556,536	-	-

Short-Term Funds	3,609,781	3,609,781	-	-
Total Investments in Securities:	2,925,274,653	2,921,112,093	4,162,560	-
Derivative Instruments: Assets
Futures Contracts	812,950	812,950	-	-
Total Assets	812,950	812,950	-	-
Liabilities
Futures Contracts	(189,737)	(189,737)	-	-
Total Liabilities	(189,737)	(189,737)	-	-
Total Derivative Instruments:	623,213	623,213	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,194	(189,737)
Total Equity Risk	1,194	(189,737)
Interest Rate Risk
Futures Contracts (a)	811,756	0
Total Interest Rate Risk	811,756	0
Total Value of Derivatives	812,950	(189,737)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2035 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,162,672)	$4,162,560
Fidelity Central Funds (cost $3,445,677)	3,445,677
Other affiliated issuers (cost $2,359,896,806)	2,917,666,416

Total Investment in Securities (cost $2,367,505,155)		$2,925,274,653
Receivable for investments sold		28,099,205
Receivable for fund shares sold		2,161,782
Distributions receivable from Fidelity Central Funds		15,990
Total assets		2,955,551,630
Liabilities
Payable for investments purchased	$24,372,895
Payable for fund shares redeemed	5,865,662
Accrued management fee	1,558,323
Distribution and service plan fees payable	410,639
Payable for daily variation margin on futures contracts	186,531
Total liabilities		32,394,050
Net Assets		$2,923,157,580
Net Assets consist of:
Paid in capital		$2,356,576,942
Total accumulated earnings (loss)		566,580,638
Net Assets		$2,923,157,580

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,013,339,969 ÷ 69,763,493 shares)(a)		$14.53
Maximum offering price per share (100/94.25 of $14.53)		$15.42
Class M :
Net Asset Value and redemption price per share ($400,376,385 ÷ 28,081,418 shares)(a)		$14.26
Maximum offering price per share (100/96.50 of $14.26)		$14.78
Class C :
Net Asset Value and offering price per share ($43,374,836 ÷ 3,151,454 shares)(a)		$13.76
Class I :
Net Asset Value, offering price and redemption price per share ($691,038,841 ÷ 46,886,521 shares)		$14.74
Class Z :
Net Asset Value, offering price and redemption price per share ($408,050,203 ÷ 28,085,040 shares)		$14.53
Class Z6 :
Net Asset Value, offering price and redemption price per share ($366,977,346 ÷ 24,992,976 shares)		$14.68
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$65,544,110
Interest		228,766
Income from Fidelity Central Funds		245,552
Total income		66,018,428
Expenses
Management fee	$17,610,239
Distribution and service plan fees	4,642,405
Independent trustees' fees and expenses	8,530
Miscellaneous	22,748
Total expenses before reductions	22,283,922
Expense reductions	(1,649)
Total expenses after reductions		22,282,273
Net Investment income (loss)		43,736,155
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,072
Affiliated issuers	9,920,252
Futures contracts	(9,351,305)
Capital gain distributions from underlying funds:
Affiliated issuers	30,111,902
Total net realized gain (loss)		30,681,921
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(952)
Affiliated issuers	355,640,634
Futures contracts	1,095,382
Total change in net unrealized appreciation (depreciation)		356,735,064
Net gain (loss)		387,416,985
Net increase (decrease) in net assets resulting from operations		$431,153,140
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,736,155	$51,964,409
Net realized gain (loss)	30,681,921	(7,086,133)
Change in net unrealized appreciation (depreciation)	356,735,064	(259,304,769)
Net increase (decrease) in net assets resulting from operations	431,153,140	(214,426,493)
Distributions to shareholders	(43,222,361)	(235,381,289)

Share transactions - net increase (decrease)	(80,019,404)	113,405,062
Total increase (decrease) in net assets	307,911,375	(336,402,720)

Net Assets
Beginning of period	2,615,246,205	2,951,648,925
End of period	$2,923,157,580	$2,615,246,205

Financial Highlights
Fidelity Advisor Freedom® 2035 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.62	$14.90	$16.02	$11.46	$13.58
Income from Investment Operations
Net investment income (loss) A,B	.20	.24	.30	.10	.17
Net realized and unrealized gain (loss)	1.91	(1.35)	.07	5.39	(1.28)
Total from investment operations	2.11	(1.11)	.37	5.49	(1.11)
Distributions from net investment income	(.20)	(.24)	(.30) C	(.12)	(.17)
Distributions from net realized gain	(.01)	(.93)	(1.20) C	(.81)	(.85)
Total distributions	(.20) D	(1.17)	(1.49) D	(.93)	(1.01) D
Net asset value, end of period	$14.53	$12.62	$14.90	$16.02	$11.46
Total Return E,F	16.84%	(7.18)%	1.95%	49.73%	(9.15)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.95%	.95%	.96%	.97%	.98%
Expenses net of fee waivers, if any	.95%	.95%	.96%	.97%	.98%
Expenses net of all reductions	.95%	.95%	.96%	.97%	.98%
Net investment income (loss)	1.51%	1.90%	1.87%	.69%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$1,013,340	$929,561	$1,068,426	$1,122,730	$824,792
Portfolio turnover rate I	18%	22%	27%	27%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$14.67	$15.80	$11.33	$13.44
Income from Investment Operations
Net investment income (loss) A,B	.16	.20	.26	.06	.13
Net realized and unrealized gain (loss)	1.88	(1.32)	.08	5.31	(1.26)
Total from investment operations	2.04	(1.12)	.34	5.37	(1.13)
Distributions from net investment income	(.17)	(.22)	(.27) C	(.09)	(.14)
Distributions from net realized gain	(.01)	(.93)	(1.20) C	(.81)	(.84)
Total distributions	(.18)	(1.15)	(1.47)	(.90)	(.98)
Net asset value, end of period	$14.26	$12.40	$14.67	$15.80	$11.33
Total Return D,E	16.52%	(7.40)%	1.73%	49.26%	(9.36)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.20%	1.20%	1.21%	1.22%	1.23%
Expenses net of fee waivers, if any	1.20%	1.20%	1.21%	1.22%	1.23%
Expenses net of all reductions	1.20%	1.20%	1.21%	1.22%	1.23%
Net investment income (loss)	1.26%	1.65%	1.62%	.44%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$400,376	$371,257	$408,691	$425,013	$310,544
Portfolio turnover rate H	18%	22%	27%	27%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.00	$14.26	$15.42	$11.09	$13.20
Income from Investment Operations
Net investment income (loss) A,B	.09	.14	.17	(.01)	.06
Net realized and unrealized gain (loss)	1.81	(1.29)	.07	5.20	(1.23)
Total from investment operations	1.90	(1.15)	.24	5.19	(1.17)
Distributions from net investment income	(.14)	(.18)	(.21) C	(.05)	(.10)
Distributions from net realized gain	(.01)	(.93)	(1.20) C	(.81)	(.84)
Total distributions	(.14) D	(1.11)	(1.40) D	(.86)	(.94)
Net asset value, end of period	$13.76	$12.00	$14.26	$15.42	$11.09
Total Return E,F	15.90%	(7.86)%	1.18%	48.61%	(9.84)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.70%	1.70%	1.71%	1.72%	1.73%
Expenses net of fee waivers, if any	1.70%	1.70%	1.71%	1.72%	1.73%
Expenses net of all reductions	1.70%	1.70%	1.71%	1.72%	1.73%
Net investment income (loss)	.76%	1.15%	1.12%	(.06)%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$43,375	$39,813	$45,937	$53,192	$37,642
Portfolio turnover rate I	18%	22%	27%	27%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.78	$15.07	$16.17	$11.56	$13.69
Income from Investment Operations
Net investment income (loss) A,B	.23	.27	.34	.13	.20
Net realized and unrealized gain (loss)	1.94	(1.36)	.09	5.44	(1.28)
Total from investment operations	2.17	(1.09)	.43	5.57	(1.08)
Distributions from net investment income	(.21)	(.26)	(.33) C	(.14)	(.20)
Distributions from net realized gain	(.01)	(.94)	(1.20) C	(.81)	(.85)
Total distributions	(.21) D	(1.20)	(1.53)	(.96) D	(1.05)
Net asset value, end of period	$14.74	$12.78	$15.07	$16.17	$11.56
Total Return E	17.08%	(6.94)%	2.25%	49.99%	(8.91)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70%	.70%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.70%	.70%	.71%	.72%	.73%
Expenses net of all reductions	.70%	.70%	.71%	.72%	.73%
Net investment income (loss)	1.76%	2.15%	2.12%	.94%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$691,039	$901,367	$1,109,011	$1,169,461	$808,586
Portfolio turnover rate H	18%	22%	27%	27%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.63	$14.93	$16.04	$11.47	$13.63
Income from Investment Operations
Net investment income (loss) A,B	.24	.28	.36	.15	.21
Net realized and unrealized gain (loss)	1.92	(1.35)	.08	5.39	(1.27)
Total from investment operations	2.16	(1.07)	.44	5.54	(1.06)
Distributions from net investment income	(.25)	(.28)	(.35) C	(.16)	(.22)
Distributions from net realized gain	(.01)	(.95)	(1.20) C	(.81)	(.88)
Total distributions	(.26)	(1.23)	(1.55)	(.97)	(1.10)
Net asset value, end of period	$14.53	$12.63	$14.93	$16.04	$11.47
Total Return D	17.21%	(6.87)%	2.35%	50.19%	(8.87)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60%	.61%	.61%	.62%	.63%
Expenses net of fee waivers, if any	.60%	.61%	.61%	.62%	.63%
Expenses net of all reductions	.60%	.61%	.61%	.62%	.63%
Net investment income (loss)	1.85%	2.25%	2.22%	1.04%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$408,050	$129,100	$97,458	$53,381	$27,968
Portfolio turnover rate G	18%	22%	27%	27%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.74	$15.04	$16.14	$11.53	$13.67
Income from Investment Operations
Net investment income (loss) A,B	.27	.30	.38	.17	.23
Net realized and unrealized gain (loss)	1.93	(1.36)	.08	5.43	(1.28)
Total from investment operations	2.20	(1.06)	.46	5.60	(1.05)
Distributions from net investment income	(.26)	(.29)	(.37) C	(.17)	(.23)
Distributions from net realized gain	(.01)	(.95)	(1.20) C	(.81)	(.86)
Total distributions	(.26) D	(1.24)	(1.56) D	(.99) D	(1.09)
Net asset value, end of period	$14.68	$12.74	$15.04	$16.14	$11.53
Total Return E	17.40%	(6.73)%	2.48%	50.43%	(8.74)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.41%	.47%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.41%	.47%	.48%	.48%	.49%
Expenses net of all reductions	.41%	.47%	.48%	.48%	.49%
Net investment income (loss)	2.04%	2.38%	2.35%	1.18%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$366,977	$244,148	$222,126	$150,227	$63,792
Portfolio turnover rate H	18%	22%	27%	27%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.5
Fidelity Series Overseas Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Advisor Series Equity Growth Fund	7.2
Fidelity Series Value Discovery Fund	5.8
Fidelity Series Opportunistic Insights Fund	5.7
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
72.0

Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.1)%
Futures - 4.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/20/24 (b) (Cost $3,814,878)	3,830,000	3,814,768

Domestic Equity Funds - 49.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	10,986,997	197,985,688
Fidelity Advisor Series Growth Opportunities Fund (c)	9,444,353	139,587,535
Fidelity Advisor Series Small Cap Fund (c)	5,216,224	68,332,538
Fidelity Series All-Sector Equity Fund (c)	5,563,778	65,652,581
Fidelity Series Commodity Strategy Fund (c)	192,928	18,249,080
Fidelity Series Large Cap Stock Fund (c)	12,133,102	265,714,924
Fidelity Series Large Cap Value Index Fund (c)	1,639,799	26,253,188
Fidelity Series Opportunistic Insights Fund (c)	7,019,684	156,960,134
Fidelity Series Small Cap Core Fund (c)	675,611	7,972,210
Fidelity Series Small Cap Opportunities Fund (c)	5,661,160	86,559,139
Fidelity Series Stock Selector Large Cap Value Fund (c)	11,022,288	154,752,924
Fidelity Series Value Discovery Fund (c)	10,010,722	158,469,732
TOTAL DOMESTIC EQUITY FUNDS (Cost $899,878,679)		1,346,489,673

International Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,768,973	73,060,672
Fidelity Series Emerging Markets Fund (c)	7,945,301	69,600,835
Fidelity Series Emerging Markets Opportunities Fund (c)	15,666,422	279,488,978
Fidelity Series International Growth Fund (c)	11,082,421	206,354,673
Fidelity Series International Small Cap Fund (c)	2,330,202	40,801,831
Fidelity Series International Value Fund (c)	16,468,506	207,338,494
Fidelity Series Overseas Fund (c)	14,705,434	206,905,454
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $824,803,128)		1,083,550,937

Bond Funds - 11.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	135,903	1,297,875
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	176,644	1,342,492
Fidelity Series Emerging Markets Debt Fund (c)	1,773,624	13,940,682
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	493,746	4,438,774
Fidelity Series Floating Rate High Income Fund (c)	292,252	2,644,876
Fidelity Series High Income Fund (c)	1,683,258	14,240,366
Fidelity Series International Credit Fund (c)	145,573	1,187,875
Fidelity Series International Developed Markets Bond Index Fund (c)	2,751,305	24,018,895
Fidelity Series Investment Grade Bond Fund (c)	10,541,980	104,892,699
Fidelity Series Long-Term Treasury Bond Index Fund (c)	25,846,542	145,516,032
Fidelity Series Real Estate Income Fund (c)	273,716	2,649,574
TOTAL BOND FUNDS (Cost $370,172,312)		316,170,140

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	2,981,162	2,981,758
Fidelity Series Government Money Market Fund 5.4% (c)(e)	52,162	52,162
Fidelity Series Short-Term Credit Fund (c)	9,433	92,915
TOTAL SHORT-TERM FUNDS (Cost $3,124,415)		3,126,835

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,101,793,412)	2,753,152,353
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,807,328)
NET ASSETS - 100.0%	2,751,345,025

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	919	Jun 2024	101,822,328	493,201	493,201
CBOT 5-Year U.S. Treasury Note Contracts (United States)	514	Jun 2024	55,006,031	153,863	153,863
CBOT Long Term U.S. Treasury Bond Contracts (United States)	48	Jun 2024	5,781,000	113,143	113,143

TOTAL PURCHASED					760,207

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	59	Jun 2024	15,660,075	(108,740)	(108,740)
ICE E-mini MSCI EAFE Index Contracts (United States)	39	Jun 2024	4,596,345	(44,648)	(44,648)
ICE MSCI Emerging Markets Index Contracts (United States)	323	Jun 2024	16,941,350	1,111	1,111

TOTAL SOLD					(152,277)

TOTAL FUTURES CONTRACTS					607,930
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,814,768.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,643,694	55,194,978	56,856,914	220,081	-	-	2,981,758	0.0%
Total	4,643,694	55,194,978	56,856,914	220,081	-	-	2,981,758

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	154,082,070	35,313,048	46,004,742	9,412,787	(841,197)	55,436,509	197,985,688
Fidelity Advisor Series Growth Opportunities Fund	108,961,000	18,663,478	35,870,913	415,131	(2,003,500)	49,837,470	139,587,535
Fidelity Advisor Series Small Cap Fund	61,904,865	9,694,126	14,439,163	2,536,164	572,440	10,600,270	68,332,538
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	1,314,583	22,168	-	10	5,450	1,297,875
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,135,528	158,387	833,384	66,189	(211,607)	93,568	1,342,492
Fidelity Series All-Sector Equity Fund	55,701,871	7,310,085	10,571,361	4,148,693	111,936	13,100,050	65,652,581
Fidelity Series Canada Fund	66,506,980	10,187,737	11,450,217	2,261,755	1,348,634	6,467,538	73,060,672
Fidelity Series Commodity Strategy Fund	16,606,223	5,141,878	2,787,856	743,901	(1,611,015)	899,850	18,249,080
Fidelity Series Emerging Markets Debt Fund	11,719,965	2,398,087	1,051,090	789,172	6,811	866,909	13,940,682
Fidelity Series Emerging Markets Debt Local Currency Fund	4,001,355	854,451	347,536	296,054	(19,336)	(50,160)	4,438,774
Fidelity Series Emerging Markets Fund	39,623,726	27,249,107	2,221,305	1,601,353	90,967	4,858,340	69,600,835
Fidelity Series Emerging Markets Opportunities Fund	276,105,709	16,076,169	34,949,071	7,456,235	(5,866,640)	28,122,811	279,488,978
Fidelity Series Floating Rate High Income Fund	2,134,765	668,715	204,813	223,763	(48)	46,257	2,644,876
Fidelity Series Government Money Market Fund 5.4%	24,389,496	14,954,268	39,291,602	1,358,678	-	-	52,162
Fidelity Series High Income Fund	11,843,238	3,037,620	1,090,566	822,140	5,800	444,274	14,240,366
Fidelity Series International Credit Fund	1,090,491	41,660	-	41,659	-	55,724	1,187,875
Fidelity Series International Developed Markets Bond Index Fund	10,181,417	15,016,999	1,390,930	570,806	(11,182)	222,591	24,018,895
Fidelity Series International Growth Fund	175,734,942	18,677,111	20,078,734	2,457,930	371,918	31,649,436	206,354,673
Fidelity Series International Small Cap Fund	48,163,483	3,179,541	13,281,007	1,342,749	(588,924)	3,328,738	40,801,831
Fidelity Series International Value Fund	175,082,386	25,640,724	26,298,963	6,122,376	1,371,170	31,543,177	207,338,494
Fidelity Series Investment Grade Bond Fund	57,106,029	60,142,073	11,818,629	3,404,554	(566,885)	30,111	104,892,699
Fidelity Series Large Cap Stock Fund	224,057,790	28,305,761	39,267,485	12,407,335	3,455,459	49,163,399	265,714,924
Fidelity Series Large Cap Value Index Fund	23,801,739	3,555,305	4,570,687	982,570	297,979	3,168,852	26,253,188
Fidelity Series Long-Term Treasury Bond Index Fund	136,442,796	36,792,781	14,577,542	4,580,373	(1,680,015)	(11,461,988)	145,516,032
Fidelity Series Opportunistic Insights Fund	132,870,816	7,312,993	34,302,216	1,428,042	(1,329,618)	52,408,159	156,960,134
Fidelity Series Overseas Fund	175,562,082	20,219,566	19,831,738	3,126,831	432,434	30,523,110	206,905,454
Fidelity Series Real Estate Income Fund	3,975,769	495,478	1,862,747	206,995	(146,546)	187,620	2,649,574
Fidelity Series Short-Term Credit Fund	76,752	14,324	-	2,765	-	1,839	92,915
Fidelity Series Small Cap Core Fund	-	7,895,777	309,738	7,956	6,925	379,246	7,972,210
Fidelity Series Small Cap Opportunities Fund	75,669,093	10,251,135	18,025,982	822,328	820,866	17,844,027	86,559,139
Fidelity Series Stock Selector Large Cap Value Fund	141,022,204	23,937,948	32,463,712	9,430,984	1,332,178	20,924,306	154,752,924
Fidelity Series Value Discovery Fund	144,068,648	30,239,131	30,246,066	7,413,493	391,729	14,016,290	158,469,732
	2,360,623,228	444,740,046	469,461,963	86,481,761	(4,259,257)	414,713,773	2,746,355,827

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,814,768	-	3,814,768	-

Domestic Equity Funds	1,346,489,673	1,346,489,673	-	-

International Equity Funds	1,083,550,937	1,083,550,937	-	-

Bond Funds	316,170,140	316,170,140	-	-

Short-Term Funds	3,126,835	3,126,835	-	-
Total Investments in Securities:	2,753,152,353	2,749,337,585	3,814,768	-
Derivative Instruments: Assets
Futures Contracts	761,318	761,318	-	-
Total Assets	761,318	761,318	-	-
Liabilities
Futures Contracts	(153,388)	(153,388)	-	-
Total Liabilities	(153,388)	(153,388)	-	-
Total Derivative Instruments:	607,930	607,930	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,111	(153,388)
Total Equity Risk	1,111	(153,388)
Interest Rate Risk
Futures Contracts (a)	760,207	0
Total Interest Rate Risk	760,207	0
Total Value of Derivatives	761,318	(153,388)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2040 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,814,878)	$3,814,768
Fidelity Central Funds (cost $2,981,758)	2,981,758
Other affiliated issuers (cost $2,094,996,776)	2,746,355,827

Total Investment in Securities (cost $2,101,793,412)		$2,753,152,353
Receivable for investments sold		18,431,676
Receivable for fund shares sold		2,791,030
Distributions receivable from Fidelity Central Funds		13,609
Total assets		2,774,388,668
Liabilities
Payable for investments purchased	$16,412,393
Payable for fund shares redeemed	4,516,727
Accrued management fee	1,554,802
Distribution and service plan fees payable	388,735
Payable for daily variation margin on futures contracts	170,913
Other payables and accrued expenses	73
Total liabilities		23,043,643
Net Assets		$2,751,345,025
Net Assets consist of:
Paid in capital		$2,100,252,004
Total accumulated earnings (loss)		651,093,021
Net Assets		$2,751,345,025

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($969,710,036 ÷ 59,625,232 shares)(a)		$16.26
Maximum offering price per share (100/94.25 of $16.26)		$17.25
Class M :
Net Asset Value and redemption price per share ($380,248,914 ÷ 23,645,373 shares)(a)		$16.08
Maximum offering price per share (100/96.50 of $16.08)		$16.66
Class C :
Net Asset Value and offering price per share ($39,479,617 ÷ 2,549,579 shares)(a)		$15.48
Class I :
Net Asset Value, offering price and redemption price per share ($656,311,337 ÷ 39,818,045 shares)		$16.48
Class Z :
Net Asset Value, offering price and redemption price per share ($356,350,959 ÷ 21,943,799 shares)		$16.24
Class Z6 :
Net Asset Value, offering price and redemption price per share ($349,244,162 ÷ 21,285,932 shares)		$16.41
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$52,757,601
Interest		210,776
Income from Fidelity Central Funds		220,081
Total income		53,188,458
Expenses
Management fee	$17,263,536
Distribution and service plan fees	4,320,820
Independent trustees' fees and expenses	7,843
Miscellaneous	24,460
Total expenses before reductions	21,616,659
Expense reductions	(1,127)
Total expenses after reductions		21,615,532
Net Investment income (loss)		31,572,926
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	698
Affiliated issuers	(4,259,257)
Futures contracts	(8,894,219)
Capital gain distributions from underlying funds:
Affiliated issuers	33,724,160
Total net realized gain (loss)		20,571,382
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,043)
Affiliated issuers	414,713,773
Futures contracts	985,470
Total change in net unrealized appreciation (depreciation)		415,698,200
Net gain (loss)		436,269,582
Net increase (decrease) in net assets resulting from operations		$467,842,508
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,572,926	$42,464,498
Net realized gain (loss)	20,571,382	(3,427,947)
Change in net unrealized appreciation (depreciation)	415,698,200	(239,147,766)
Net increase (decrease) in net assets resulting from operations	467,842,508	(200,111,215)
Distributions to shareholders	(31,916,082)	(231,625,958)

Share transactions - net increase (decrease)	(52,849,184)	125,908,837
Total increase (decrease) in net assets	383,077,242	(305,828,336)

Net Assets
Beginning of period	2,368,267,783	2,674,096,119
End of period	$2,751,345,025	$2,368,267,783

Financial Highlights
Fidelity Advisor Freedom® 2040 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.72	$16.37	$17.54	$12.08	$14.52
Income from Investment Operations
Net investment income (loss) A,B	.17	.23	.32	.09	.17
Net realized and unrealized gain (loss)	2.55	(1.48)	.23	6.34	(1.55)
Total from investment operations	2.72	(1.25)	.55	6.43	(1.38)
Distributions from net investment income	(.17)	(.23)	(.34)	(.11)	(.17)
Distributions from net realized gain	(.01)	(1.17)	(1.38)	(.85)	(.88)
Total distributions	(.18)	(1.40)	(1.72)	(.97) C	(1.06) C
Net asset value, end of period	$16.26	$13.72	$16.37	$17.54	$12.08
Total Return D,E	19.88%	(7.31)%	2.74%	55.32%	(10.59)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.99%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.15%	1.72%	1.82%	.61%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$969,710	$850,228	$963,236	$1,000,757	$729,343
Portfolio turnover rate H	18%	22%	26%	25%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.58	$16.22	$17.40	$12.00	$14.44
Income from Investment Operations
Net investment income (loss) A,B	.13	.20	.27	.05	.13
Net realized and unrealized gain (loss)	2.52	(1.48)	.23	6.29	(1.55)
Total from investment operations	2.65	(1.28)	.50	6.34	(1.42)
Distributions from net investment income	(.14)	(.21)	(.30)	(.09)	(.15)
Distributions from net realized gain	(.01)	(1.16)	(1.38)	(.85)	(.88)
Total distributions	(.15)	(1.36) C	(1.68)	(.94)	(1.02) C
Net asset value, end of period	$16.08	$13.58	$16.22	$17.40	$12.00
Total Return D,E	19.58%	(7.55)%	2.50%	54.96%	(10.84)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.24%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.24%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.24%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	.90%	1.47%	1.57%	.36%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$380,249	$343,213	$386,534	$402,667	$286,126
Portfolio turnover rate H	18%	22%	26%	25%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.10	$15.71	$16.91	$11.71	$14.14
Income from Investment Operations
Net investment income (loss) A,B	.06	.12	.18	(.02)	.06
Net realized and unrealized gain (loss)	2.42	(1.42)	.22	6.11	(1.52)
Total from investment operations	2.48	(1.30)	.40	6.09	(1.46)
Distributions from net investment income	(.10)	(.16)	(.22)	(.04)	(.09)
Distributions from net realized gain	(.01)	(1.15)	(1.38)	(.85)	(.88)
Total distributions	(.10) C	(1.31)	(1.60)	(.89)	(.97)
Net asset value, end of period	$15.48	$13.10	$15.71	$16.91	$11.71
Total Return D,E	18.99%	(7.98)%	1.98%	54.12%	(11.31)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.74%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.74%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.74%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	.40%	.97%	1.07%	(.14)%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$39,480	$36,592	$42,441	$56,710	$41,153
Portfolio turnover rate H	18%	22%	26%	25%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.87	$16.54	$17.69	$12.17	$14.62
Income from Investment Operations
Net investment income (loss) A,B	.21	.27	.37	.13	.21
Net realized and unrealized gain (loss)	2.59	(1.51)	.23	6.39	(1.57)
Total from investment operations	2.80	(1.24)	.60	6.52	(1.36)
Distributions from net investment income	(.18)	(.25)	(.37)	(.14)	(.20)
Distributions from net realized gain	(.01)	(1.18)	(1.38)	(.85)	(.89)
Total distributions	(.19)	(1.43)	(1.75)	(1.00) C	(1.09)
Net asset value, end of period	$16.48	$13.87	$16.54	$17.69	$12.17
Total Return D	20.25%	(7.15)%	3.03%	55.69%	(10.35)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.74%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.40%	1.97%	2.07%	.86%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$656,311	$801,257	$1,000,722	$1,045,866	$705,362
Portfolio turnover rate G	18%	22%	26%	25%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.70	$16.38	$17.54	$12.08	$14.56
Income from Investment Operations
Net investment income (loss) A,B	.22	.28	.38	.15	.22
Net realized and unrealized gain (loss)	2.56	(1.50)	.24	6.33	(1.55)
Total from investment operations	2.78	(1.22)	.62	6.48	(1.33)
Distributions from net investment income	(.23)	(.27)	(.40)	(.17)	(.23)
Distributions from net realized gain	(.01)	(1.19)	(1.38)	(.85)	(.91)
Total distributions	(.24)	(1.46)	(1.78)	(1.02)	(1.15) C
Net asset value, end of period	$16.24	$13.70	$16.38	$17.54	$12.08
Total Return D	20.40%	(7.05)%	3.14%	55.80%	(10.31)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.64%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.64%	.64%	.64%	.64%	.65%
Expenses net of all reductions	.64%	.64%	.64%	.64%	.65%
Net investment income (loss)	1.50%	2.07%	2.17%	.97%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$356,351	$109,386	$80,498	$43,822	$20,000
Portfolio turnover rate G	18%	22%	26%	25%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.82	$16.50	$17.64	$12.13	$14.60
Income from Investment Operations
Net investment income (loss) A,B	.25	.30	.41	.17	.24
Net realized and unrealized gain (loss)	2.58	(1.50)	.24	6.38	(1.57)
Total from investment operations	2.83	(1.20)	.65	6.55	(1.33)
Distributions from net investment income	(.24)	(.28)	(.41)	(.18)	(.24)
Distributions from net realized gain	(.01)	(1.19)	(1.38)	(.85)	(.90)
Total distributions	(.24) C	(1.48) C	(1.79)	(1.04) C	(1.14)
Net asset value, end of period	$16.41	$13.82	$16.50	$17.64	$12.13
Total Return D	20.62%	(6.90)%	3.31%	56.14%	(10.24)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.44%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.44%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.44%	.49%	.49%	.49%	.49%
Net investment income (loss)	1.70%	2.22%	2.32%	1.12%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$349,244	$227,592	$200,666	$140,291	$57,216
Portfolio turnover rate G	18%	22%	26%	25%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.3
Fidelity Series International Value Fund	8.0
Fidelity Series Overseas Fund	8.0
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.4
76.1

Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.1)%
Futures - 5.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/20/24 (b) (Cost $2,996,809)	3,010,000	2,996,716

Domestic Equity Funds - 52.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	8,641,249	155,715,310
Fidelity Advisor Series Growth Opportunities Fund (c)	7,425,451	109,748,161
Fidelity Advisor Series Small Cap Fund (c)	4,095,772	53,654,620
Fidelity Series All-Sector Equity Fund (c)	4,368,320	51,546,174
Fidelity Series Commodity Strategy Fund (c)	141,923	13,424,469
Fidelity Series Large Cap Stock Fund (c)	9,550,784	209,162,167
Fidelity Series Large Cap Value Index Fund (c)	1,285,296	20,577,590
Fidelity Series Opportunistic Insights Fund (c)	5,519,777	123,422,217
Fidelity Series Small Cap Core Fund (c)	532,571	6,284,337
Fidelity Series Small Cap Opportunities Fund (c)	4,444,243	67,952,477
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,676,271	121,814,847
Fidelity Series Value Discovery Fund (c)	7,871,675	124,608,618
TOTAL DOMESTIC EQUITY FUNDS (Cost $741,037,611)		1,057,910,987

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,700,459	56,691,036
Fidelity Series Emerging Markets Fund (c)	6,089,294	53,342,213
Fidelity Series Emerging Markets Opportunities Fund (c)	12,072,007	215,364,605
Fidelity Series International Growth Fund (c)	8,655,175	161,159,363
Fidelity Series International Small Cap Fund (c)	1,722,467	30,160,398
Fidelity Series International Value Fund (c)	12,906,174	162,488,728
Fidelity Series Overseas Fund (c)	11,484,459	161,586,341
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $664,332,368)		840,792,684

Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	99,891	953,957
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	130,299	990,271
Fidelity Series Emerging Markets Debt Fund (c)	1,304,209	10,251,083
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	363,051	3,263,831
Fidelity Series Floating Rate High Income Fund (c)	214,678	1,942,833
Fidelity Series High Income Fund (c)	1,237,712	10,471,045
Fidelity Series International Credit Fund (c)	87,704	715,661
Fidelity Series Long-Term Treasury Bond Index Fund (c)	17,325,845	97,544,507
Fidelity Series Real Estate Income Fund (c)	201,296	1,948,548
TOTAL BOND FUNDS (Cost $162,954,619)		128,081,736

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	2,064,410	2,064,823
Fidelity Series Government Money Market Fund 5.4% (c)(e)	29,135	29,135
Fidelity Series Short-Term Credit Fund (c)	11,074	109,076
TOTAL SHORT-TERM FUNDS (Cost $2,200,022)		2,203,034

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,573,521,429)	2,031,985,157
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,067,789)
NET ASSETS - 100.0%	2,030,917,368

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	679	Jun 2024	75,231,078	365,573	365,573
CBOT 5-Year U.S. Treasury Note Contracts (United States)	380	Jun 2024	40,665,938	113,699	113,699
CBOT Long Term U.S. Treasury Bond Contracts (United States)	110	Jun 2024	13,248,125	193,102	193,102

TOTAL PURCHASED					672,374

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	39	Jun 2024	10,351,575	(65,432)	(65,432)
ICE E-mini MSCI EAFE Index Contracts (United States)	16	Jun 2024	1,885,680	(8,585)	(8,585)
ICE MSCI Emerging Markets Index Contracts (United States)	217	Jun 2024	11,381,650	747	747

TOTAL SOLD					(73,270)

TOTAL FUTURES CONTRACTS					599,104
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,996,716.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,256,699	40,312,284	41,504,160	156,422	-	-	2,064,823	0.0%
Total	3,256,699	40,312,284	41,504,160	156,422	-	-	2,064,823

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	114,478,550	30,985,772	31,726,005	7,284,218	(778,981)	42,755,974	155,715,310
Fidelity Advisor Series Growth Opportunities Fund	80,954,311	17,014,391	24,946,744	321,262	(2,537,746)	39,263,949	109,748,161
Fidelity Advisor Series Small Cap Fund	45,920,294	9,396,151	10,327,624	1,962,612	324,239	8,341,560	53,654,620
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	968,445	18,519	-	10	4,021	953,957
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,528,368	146,746	597,401	48,346	(138,219)	50,777	990,271
Fidelity Series All-Sector Equity Fund	41,385,064	6,693,069	6,655,406	3,226,118	(160,620)	10,284,067	51,546,174
Fidelity Series Canada Fund	49,120,859	9,580,393	8,031,830	1,740,109	567,833	5,453,781	56,691,036
Fidelity Series Commodity Strategy Fund	11,809,652	4,041,595	1,909,101	541,633	(637,744)	120,067	13,424,469
Fidelity Series Emerging Markets Debt Fund	8,375,310	2,002,722	765,781	568,040	10,113	628,719	10,251,083
Fidelity Series Emerging Markets Debt Local Currency Fund	2,859,825	705,451	249,366	216,299	(6,403)	(45,676)	3,263,831
Fidelity Series Emerging Markets Fund	29,688,510	22,049,754	2,066,404	1,212,095	16,123	3,654,230	53,342,213
Fidelity Series Emerging Markets Opportunities Fund	201,486,650	17,766,574	20,872,983	5,656,188	(3,986,800)	20,971,164	215,364,605
Fidelity Series Floating Rate High Income Fund	1,282,694	777,981	147,371	141,008	666	28,863	1,942,833
Fidelity Series Government Money Market Fund 5.4%	16,945,658	11,775,479	28,692,002	960,691	-	-	29,135
Fidelity Series High Income Fund	8,413,380	2,522,489	792,320	590,616	5,855	321,641	10,471,045
Fidelity Series International Credit Fund	656,991	25,098	-	25,098	-	33,572	715,661
Fidelity Series International Growth Fund	129,796,261	20,193,187	13,578,831	1,891,034	383,947	24,364,799	161,159,363
Fidelity Series International Small Cap Fund	35,436,584	3,255,727	10,469,122	984,938	(1,513,310)	3,450,519	30,160,398
Fidelity Series International Value Fund	129,451,645	25,253,229	17,549,952	4,710,344	647,573	24,686,233	162,488,728
Fidelity Series Investment Grade Bond Fund	424,160	948,518	1,419,732	26,906	41,669	5,385	-
Fidelity Series Large Cap Stock Fund	166,397,833	26,238,578	24,068,322	9,511,289	855,865	39,738,213	209,162,167
Fidelity Series Large Cap Value Index Fund	17,611,019	3,434,416	3,153,564	761,169	17,064	2,668,655	20,577,590
Fidelity Series Long-Term Treasury Bond Index Fund	97,713,327	24,766,059	15,537,829	3,302,505	(3,391,780)	(6,005,270)	97,544,507
Fidelity Series Opportunistic Insights Fund	98,720,677	8,588,537	23,220,758	1,105,650	(1,500,873)	40,834,634	123,422,217
Fidelity Series Overseas Fund	129,669,101	22,007,457	14,003,670	2,405,689	150,329	23,763,124	161,586,341
Fidelity Series Real Estate Income Fund	2,659,298	406,398	1,158,822	145,186	(110,752)	152,426	1,948,548
Fidelity Series Short-Term Credit Fund	97,991	8,911	-	3,250	-	2,174	109,076
Fidelity Series Small Cap Core Fund	-	6,437,660	455,385	5,933	2,723	299,339	6,284,337
Fidelity Series Small Cap Opportunities Fund	56,146,772	9,719,390	12,331,561	631,708	(5,063)	14,422,939	67,952,477
Fidelity Series Stock Selector Large Cap Value Fund	104,703,744	21,644,567	21,698,313	7,334,091	(438,625)	17,603,474	121,814,847
Fidelity Series Value Discovery Fund	106,968,077	27,670,860	21,170,461	5,749,808	(69,422)	11,209,564	124,608,618
	1,690,702,605	337,025,604	317,615,179	63,063,833	(12,252,329)	329,062,917	2,026,923,618

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,996,716	-	2,996,716	-

Domestic Equity Funds	1,057,910,987	1,057,910,987	-	-

International Equity Funds	840,792,684	840,792,684	-	-

Bond Funds	128,081,736	128,081,736	-	-

Short-Term Funds	2,203,034	2,203,034	-	-
Total Investments in Securities:	2,031,985,157	2,028,988,441	2,996,716	-
Derivative Instruments: Assets
Futures Contracts	673,121	673,121	-	-
Total Assets	673,121	673,121	-	-
Liabilities
Futures Contracts	(74,017)	(74,017)	-	-
Total Liabilities	(74,017)	(74,017)	-	-
Total Derivative Instruments:	599,104	599,104	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	747	(74,017)
Total Equity Risk	747	(74,017)
Interest Rate Risk
Futures Contracts (a)	672,374	0
Total Interest Rate Risk	672,374	0
Total Value of Derivatives	673,121	(74,017)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2045 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,996,809)	$2,996,716
Fidelity Central Funds (cost $2,064,823)	2,064,823
Other affiliated issuers (cost $1,568,459,797)	2,026,923,618

Total Investment in Securities (cost $1,573,521,429)		$2,031,985,157
Receivable for investments sold		10,928,321
Receivable for fund shares sold		1,416,962
Distributions receivable from Fidelity Central Funds		9,175
Total assets		2,044,339,615
Liabilities
Payable for investments purchased	$7,640,586
Payable for fund shares redeemed	4,271,532
Accrued management fee	1,145,043
Distribution and service plan fees payable	256,693
Payable for daily variation margin on futures contracts	108,393
Total liabilities		13,422,247
Net Assets		$2,030,917,368
Net Assets consist of:
Paid in capital		$1,584,337,371
Total accumulated earnings (loss)		446,579,997
Net Assets		$2,030,917,368

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($621,916,154 ÷ 48,131,840 shares)(a)		$12.92
Maximum offering price per share (100/94.25 of $12.92)		$13.71
Class M :
Net Asset Value and redemption price per share ($256,439,149 ÷ 20,170,160 shares)(a)		$12.71
Maximum offering price per share (100/96.50 of $12.71)		$13.17
Class C :
Net Asset Value and offering price per share ($26,933,831 ÷ 2,178,527 shares)(a)		$12.36
Class I :
Net Asset Value, offering price and redemption price per share ($518,539,661 ÷ 39,589,983 shares)		$13.10
Class Z :
Net Asset Value, offering price and redemption price per share ($285,111,477 ÷ 22,212,497 shares)		$12.84
Class Z6 :
Net Asset Value, offering price and redemption price per share ($321,977,096 ÷ 24,620,008 shares)		$13.08
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$36,982,125
Interest		152,119
Income from Fidelity Central Funds		156,422
Total income		37,290,666
Expenses
Management fee	$12,533,338
Distribution and service plan fees	2,815,156
Independent trustees' fees and expenses	5,677
Miscellaneous	20,317
Total expenses before reductions	15,374,488
Expense reductions	(794)
Total expenses after reductions		15,373,694
Net Investment income (loss)		21,916,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	452
Affiliated issuers	(12,252,329)
Futures contracts	(6,435,094)
Capital gain distributions from underlying funds:
Affiliated issuers	26,081,708
Total net realized gain (loss)		7,394,737
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(704)
Affiliated issuers	329,062,917
Futures contracts	855,442
Total change in net unrealized appreciation (depreciation)		329,917,655
Net gain (loss)		337,312,392
Net increase (decrease) in net assets resulting from operations		$359,229,364
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,916,972	$30,208,580
Net realized gain (loss)	7,394,737	1,503,647
Change in net unrealized appreciation (depreciation)	329,917,655	(168,319,003)
Net increase (decrease) in net assets resulting from operations	359,229,364	(136,606,776)
Distributions to shareholders	(27,119,714)	(162,068,143)

Share transactions - net increase (decrease)	2,668,953	120,961,877
Total increase (decrease) in net assets	334,778,603	(177,713,042)

Net Assets
Beginning of period	1,696,138,765	1,873,851,807
End of period	$2,030,917,368	$1,696,138,765

Financial Highlights
Fidelity Advisor Freedom® 2045 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$12.91	$13.79	$9.43	$11.33
Income from Investment Operations
Net investment income (loss) A,B	.12	.18	.25	.07	.13
Net realized and unrealized gain (loss)	2.13	(1.17)	.18	4.97	(1.22)
Total from investment operations	2.25	(.99)	.43	5.04	(1.09)
Distributions from net investment income	(.13)	(.18)	(.27)	(.10)	(.14)
Distributions from net realized gain	(.03)	(.91)	(1.05)	(.59)	(.67)
Total distributions	(.16)	(1.09)	(1.31) C	(.68) C	(.81)
Net asset value, end of period	$12.92	$10.83	$12.91	$13.79	$9.43
Total Return D,E	20.93%	(7.29)%	2.77%	55.40%	(10.68)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.07%	1.70%	1.82%	.62%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$621,916	$530,585	$604,140	$643,283	$456,849
Portfolio turnover rate H	18%	22%	27%	25%	30%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.66	$12.73	$13.62	$9.34	$11.22
Income from Investment Operations
Net investment income (loss) A,B	.09	.15	.22	.04	.10
Net realized and unrealized gain (loss)	2.10	(1.15)	.18	4.90	(1.20)
Total from investment operations	2.19	(1.00)	.40	4.94	(1.10)
Distributions from net investment income	(.11)	(.16)	(.24)	(.08)	(.12)
Distributions from net realized gain	(.03)	(.90)	(1.05)	(.59)	(.67)
Total distributions	(.14)	(1.07) C	(1.29)	(.66) C	(.78) C
Net asset value, end of period	$12.71	$10.66	$12.73	$13.62	$9.34
Total Return D,E	20.67%	(7.56)%	2.54%	54.84%	(10.80)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	.82%	1.45%	1.57%	.36%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$256,439	$225,283	$250,719	$258,276	$181,179
Portfolio turnover rate H	18%	22%	27%	25%	30%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$12.44	$13.36	$9.18	$11.07
Income from Investment Operations
Net investment income (loss) A,B	.03	.10	.14	(.02)	.05
Net realized and unrealized gain (loss)	2.04	(1.13)	.17	4.83	(1.20)
Total from investment operations	2.07	(1.03)	.31	4.81	(1.15)
Distributions from net investment income	(.07)	(.12)	(.19)	(.04)	(.08)
Distributions from net realized gain	(.03)	(.90)	(1.05)	(.59)	(.67)
Total distributions	(.10)	(1.02)	(1.23) C	(.63)	(.74) C
Net asset value, end of period	$12.36	$10.39	$12.44	$13.36	$9.18
Total Return D,E	20.04%	(8.00)%	1.96%	54.24%	(11.32)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.75%	1.74% H	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.75%	1.74% H	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%	1.74% H	1.75%	1.75%	1.75%
Net investment income (loss)	.32%	.95%	1.07%	(.14)%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$26,934	$24,500	$28,993	$33,637	$22,256
Portfolio turnover rate I	18%	22%	27%	25%	30%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.95	$13.04	$13.91	$9.50	$11.41
Income from Investment Operations
Net investment income (loss) A,B	.15	.21	.29	.10	.16
Net realized and unrealized gain (loss)	2.17	(1.18)	.18	5.02	(1.23)
Total from investment operations	2.32	(.97)	.47	5.12	(1.07)
Distributions from net investment income	(.13)	(.20)	(.29)	(.12)	(.16)
Distributions from net realized gain	(.03)	(.92)	(1.05)	(.59)	(.68)
Total distributions	(.17) C	(1.12)	(1.34)	(.71)	(.84)
Net asset value, end of period	$13.10	$10.95	$13.04	$13.91	$9.50
Total Return D	21.32%	(7.09)%	3.02%	55.77%	(10.46)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.32%	1.95%	2.07%	.87%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$518,540	$622,744	$752,617	$777,429	$522,314
Portfolio turnover rate G	18%	22%	27%	25%	30%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$12.91	$13.79	$9.43	$11.35
Income from Investment Operations
Net investment income (loss) A,B	.16	.22	.30	.12	.17
Net realized and unrealized gain (loss)	2.13	(1.17)	.18	4.96	(1.22)
Total from investment operations	2.29	(.95)	.48	5.08	(1.05)
Distributions from net investment income	(.18)	(.22)	(.31)	(.14)	(.18)
Distributions from net realized gain	(.03)	(.98)	(1.05)	(.59)	(.69)
Total distributions	(.21)	(1.20)	(1.36)	(.72) C	(.87)
Net asset value, end of period	$12.84	$10.76	$12.91	$13.79	$9.43
Total Return D	21.48%	(6.96)%	3.12%	55.85%	(10.33)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65% G	.64%	.64%	.64%	.65% G
Expenses net of fee waivers, if any	.65 % G	.64%	.64%	.64%	.65% G
Expenses net of all reductions	.65% G	.64%	.64%	.64%	.65% G
Net investment income (loss)	1.42%	2.06%	2.18%	.97%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$285,111	$83,488	$65,648	$35,350	$16,800
Portfolio turnover rate H	18%	22%	27%	25%	30%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.94	$13.02	$13.88	$9.48	$11.39
Income from Investment Operations
Net investment income (loss) A,B	.19	.24	.32	.14	.19
Net realized and unrealized gain (loss)	2.16	(1.18)	.19	4.99	(1.23)
Total from investment operations	2.35	(.94)	.51	5.13	(1.04)
Distributions from net investment income	(.18)	(.23)	(.32)	(.15)	(.19)
Distributions from net realized gain	(.03)	(.91)	(1.05)	(.59)	(.69)
Total distributions	(.21)	(1.14)	(1.37)	(.73) C	(.87) C
Net asset value, end of period	$13.08	$10.94	$13.02	$13.88	$9.48
Total Return D	21.68%	(6.86)%	3.32%	56.12%	(10.22)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.45%	.49%	.49%	.49%	.49%
Net investment income (loss)	1.61%	2.21%	2.33%	1.12%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$321,977	$209,539	$171,735	$113,839	$44,798
Portfolio turnover rate G	18%	22%	27%	25%	30%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.3
Fidelity Series International Value Fund	8.0
Fidelity Series Overseas Fund	8.0
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.4
76.1

Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.1)%
Futures - 5.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/20/24 (b) (Cost $2,648,381)	2,660,000	2,648,297

Domestic Equity Funds - 52.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	7,603,721	137,019,056
Fidelity Advisor Series Growth Opportunities Fund (c)	6,533,871	96,570,615
Fidelity Advisor Series Small Cap Fund (c)	3,604,241	47,215,551
Fidelity Series All-Sector Equity Fund (c)	3,844,073	45,360,066
Fidelity Series Commodity Strategy Fund (c)	124,875	11,811,964
Fidelity Series Large Cap Stock Fund (c)	8,403,803	184,043,287
Fidelity Series Large Cap Value Index Fund (c)	1,131,028	18,107,751
Fidelity Series Opportunistic Insights Fund (c)	4,857,058	108,603,808
Fidelity Series Small Cap Core Fund (c)	467,364	5,514,896
Fidelity Series Small Cap Opportunities Fund (c)	3,910,827	59,796,550
Fidelity Series Stock Selector Large Cap Value Fund (c)	7,634,323	107,185,901
Fidelity Series Value Discovery Fund (c)	6,926,599	109,648,060
TOTAL DOMESTIC EQUITY FUNDS (Cost $658,003,940)		930,877,505

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,256,277	49,886,168
Fidelity Series Emerging Markets Fund (c)	5,358,641	46,941,697
Fidelity Series Emerging Markets Opportunities Fund (c)	10,622,541	189,506,134
Fidelity Series International Growth Fund (c)	7,615,908	141,808,207
Fidelity Series International Small Cap Fund (c)	1,516,151	26,547,808
Fidelity Series International Value Fund (c)	11,356,214	142,974,739
Fidelity Series Overseas Fund (c)	10,105,430	142,183,395
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $591,539,742)		739,848,148

Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	88,123	841,574
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	114,663	871,438
Fidelity Series Emerging Markets Debt Fund (c)	1,147,663	9,020,630
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	319,505	2,872,349
Fidelity Series Floating Rate High Income Fund (c)	188,934	1,709,852
Fidelity Series High Income Fund (c)	1,089,194	9,214,584
Fidelity Series International Credit Fund (c)	68,926	562,433
Fidelity Series Long-Term Treasury Bond Index Fund (c)	15,244,903	85,828,804
Fidelity Series Real Estate Income Fund (c)	177,144	1,714,754
TOTAL BOND FUNDS (Cost $142,598,672)		112,636,418

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	1,781,125	1,781,482
Fidelity Series Government Money Market Fund 5.4% (c)(e)	25,639	25,639
Fidelity Series Short-Term Credit Fund (c)	12,074	118,930
TOTAL SHORT-TERM FUNDS (Cost $1,922,859)		1,926,051

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,396,713,594)	1,787,936,419
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(913,543)
NET ASSETS - 100.0%	1,787,022,876

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	598	Jun 2024	66,256,531	320,862	320,862
CBOT 5-Year U.S. Treasury Note Contracts (United States)	334	Jun 2024	35,743,219	99,912	99,912
CBOT Long Term U.S. Treasury Bond Contracts (United States)	97	Jun 2024	11,682,438	169,318	169,318

TOTAL PURCHASED					590,092

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	35	Jun 2024	9,289,875	(56,180)	(56,180)
ICE E-mini MSCI EAFE Index Contracts (United States)	14	Jun 2024	1,649,970	(7,149)	(7,149)
ICE MSCI Emerging Markets Index Contracts (United States)	191	Jun 2024	10,017,950	657	657

TOTAL SOLD					(62,672)

TOTAL FUTURES CONTRACTS					527,420
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,648,297.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,773,421	35,393,900	36,385,839	136,391	-	-	1,781,482	0.0%
Total	2,773,421	35,393,900	36,385,839	136,391	-	-	1,781,482

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	99,787,507	27,547,187	27,189,970	6,401,180	(719,226)	37,593,558	137,019,056
Fidelity Advisor Series Growth Opportunities Fund	70,565,311	15,128,444	21,381,563	282,317	(2,438,535)	34,696,958	96,570,615
Fidelity Advisor Series Small Cap Fund	40,030,613	8,331,622	8,758,235	1,724,750	255,618	7,355,933	47,215,551
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	853,290	15,269	-	8	3,545	841,574
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,333,310	133,610	518,451	42,576	(119,682)	42,651	871,438
Fidelity Series All-Sector Equity Fund	36,074,253	5,971,617	5,572,967	2,836,372	65,847	8,821,316	45,360,066
Fidelity Series Canada Fund	42,817,285	8,468,141	6,676,275	1,530,739	299,271	4,977,746	49,886,168
Fidelity Series Commodity Strategy Fund	10,304,558	3,565,628	1,598,899	476,142	(556,704)	97,381	11,811,964
Fidelity Series Emerging Markets Debt Fund	7,302,969	1,764,702	608,694	498,920	7,197	554,456	9,020,630
Fidelity Series Emerging Markets Debt Local Currency Fund	2,493,438	623,088	198,034	190,229	(980)	(45,163)	2,872,349
Fidelity Series Emerging Markets Fund	25,955,917	19,848,325	2,078,829	1,070,607	(30,074)	3,246,358	46,941,697
Fidelity Series Emerging Markets Opportunities Fund	175,573,327	15,534,319	16,477,173	4,970,982	(2,371,781)	17,247,442	189,506,134
Fidelity Series Floating Rate High Income Fund	1,135,824	664,990	117,107	125,665	493	25,652	1,709,852
Fidelity Series Government Money Market Fund 5.4%	14,773,105	10,461,677	25,209,143	842,992	-	-	25,639
Fidelity Series High Income Fund	7,337,892	2,212,568	623,738	518,915	4,689	283,173	9,214,584
Fidelity Series International Credit Fund	516,324	19,725	-	19,725	-	26,384	562,433
Fidelity Series International Growth Fund	113,140,566	17,995,180	11,068,155	1,663,523	347,620	21,392,996	141,808,207
Fidelity Series International Small Cap Fund	30,888,761	2,996,227	9,037,371	866,808	(1,705,455)	3,405,646	26,547,808
Fidelity Series International Value Fund	112,841,124	22,342,476	14,441,230	4,143,519	431,105	21,801,264	142,974,739
Fidelity Series Investment Grade Bond Fund	387,137	825,625	1,251,371	24,708	33,775	4,834	-
Fidelity Series Large Cap Stock Fund	145,047,952	23,431,900	20,070,887	8,357,911	551,322	35,083,000	184,043,287
Fidelity Series Large Cap Value Index Fund	15,354,236	3,034,943	2,637,390	669,538	8,692	2,347,270	18,107,751
Fidelity Series Long-Term Treasury Bond Index Fund	85,173,363	21,864,764	12,971,362	2,901,223	(2,814,797)	(5,423,164)	85,828,804
Fidelity Series Opportunistic Insights Fund	86,052,299	7,730,479	19,720,842	972,624	(1,106,818)	35,648,690	108,603,808
Fidelity Series Overseas Fund	113,029,834	19,218,121	11,061,724	2,116,254	157,714	20,839,450	142,183,395
Fidelity Series Real Estate Income Fund	2,335,889	365,530	1,023,020	127,671	(102,586)	138,941	1,714,754
Fidelity Series Short-Term Credit Fund	102,874	13,700	-	3,541	-	2,356	118,930
Fidelity Series Small Cap Core Fund	-	5,651,936	402,394	5,222	2,520	262,834	5,514,896
Fidelity Series Small Cap Opportunities Fund	48,944,768	8,645,854	10,458,134	555,958	(113,787)	12,777,849	59,796,550
Fidelity Series Stock Selector Large Cap Value Fund	91,270,802	19,130,238	18,274,478	6,448,147	(509,355)	15,568,694	107,185,901
Fidelity Series Value Discovery Fund	93,244,747	24,277,983	17,635,538	5,056,999	(111,652)	9,872,520	109,648,060
	1,473,815,985	298,653,889	267,078,243	55,445,757	(10,535,561)	288,650,570	1,783,506,640

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,648,297	-	2,648,297	-

Domestic Equity Funds	930,877,505	930,877,505	-	-

International Equity Funds	739,848,148	739,848,148	-	-

Bond Funds	112,636,418	112,636,418	-	-

Short-Term Funds	1,926,051	1,926,051	-	-
Total Investments in Securities:	1,787,936,419	1,785,288,122	2,648,297	-
Derivative Instruments: Assets
Futures Contracts	590,749	590,749	-	-
Total Assets	590,749	590,749	-	-
Liabilities
Futures Contracts	(63,329)	(63,329)	-	-
Total Liabilities	(63,329)	(63,329)	-	-
Total Derivative Instruments:	527,420	527,420	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	657	(63,329)
Total Equity Risk	657	(63,329)
Interest Rate Risk
Futures Contracts (a)	590,092	0
Total Interest Rate Risk	590,092	0
Total Value of Derivatives	590,749	(63,329)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2050 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,648,381)	$2,648,297
Fidelity Central Funds (cost $1,781,482)	1,781,482
Other affiliated issuers (cost $1,392,283,731)	1,783,506,640

Total Investment in Securities (cost $1,396,713,594)		$1,787,936,419
Receivable for investments sold		10,052,435
Receivable for fund shares sold		1,640,115
Distributions receivable from Fidelity Central Funds		7,930
Total assets		1,799,636,899
Liabilities
Payable for investments purchased	$6,032,754
Payable for fund shares redeemed	5,258,911
Accrued management fee	1,006,485
Distribution and service plan fees payable	220,436
Payable for daily variation margin on futures contracts	95,220
Other payables and accrued expenses	217
Total liabilities		12,614,023
Net Assets		$1,787,022,876
Net Assets consist of:
Paid in capital		$1,407,592,865
Total accumulated earnings (loss)		379,430,011
Net Assets		$1,787,022,876

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($542,389,323 ÷ 41,818,566 shares)(a)		$12.97
Maximum offering price per share (100/94.25 of $12.97)		$13.76
Class M :
Net Asset Value and redemption price per share ($203,974,853 ÷ 15,910,465 shares)(a)		$12.82
Maximum offering price per share (100/96.50 of $12.82)		$13.28
Class C :
Net Asset Value and offering price per share ($29,090,084 ÷ 2,331,227 shares)(a)		$12.48
Class I :
Net Asset Value, offering price and redemption price per share ($486,407,775 ÷ 37,003,647 shares)		$13.14
Class Z :
Net Asset Value, offering price and redemption price per share ($232,252,794 ÷ 17,904,835 shares)		$12.97
Class Z6 :
Net Asset Value, offering price and redemption price per share ($292,908,047 ÷ 22,357,252 shares)		$13.10
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$32,519,969
Interest		134,007
Income from Fidelity Central Funds		136,391
Total income		32,790,367
Expenses
Management fee	$11,001,524
Distribution and service plan fees	2,433,241
Independent trustees' fees and expenses	4,980
Miscellaneous	22,107
Total expenses before reductions	13,461,852
Expense reductions	(205)
Total expenses after reductions		13,461,647
Net Investment income (loss)		19,328,720
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	369
Affiliated issuers	(10,535,561)
Futures contracts	(5,644,566)
Capital gain distributions from underlying funds:
Affiliated issuers	22,925,788
Total net realized gain (loss)		6,746,030
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(599)
Affiliated issuers	288,650,570
Futures contracts	752,603
Total change in net unrealized appreciation (depreciation)		289,402,574
Net gain (loss)		296,148,604
Net increase (decrease) in net assets resulting from operations		$315,477,324
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,328,720	$26,252,492
Net realized gain (loss)	6,746,030	(2,192,061)
Change in net unrealized appreciation (depreciation)	289,402,574	(138,551,973)
Net increase (decrease) in net assets resulting from operations	315,477,324	(114,491,542)
Distributions to shareholders	(22,464,331)	(136,408,618)

Share transactions - net increase (decrease)	15,521,404	138,830,778
Total increase (decrease) in net assets	308,534,397	(112,069,382)

Net Assets
Beginning of period	1,478,488,479	1,590,557,861
End of period	$1,787,022,876	$1,478,488,479

Financial Highlights
Fidelity Advisor Freedom® 2050 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.86	$12.92	$13.78	$9.43	$11.31
Income from Investment Operations
Net investment income (loss) A,B	.12	.18	.25	.07	.13
Net realized and unrealized gain (loss)	2.14	(1.16)	.18	4.96	(1.21)
Total from investment operations	2.26	(.98)	.43	5.03	(1.08)
Distributions from net investment income	(.13)	(.18)	(.27)	(.10)	(.14)
Distributions from net realized gain	(.02)	(.90)	(1.02)	(.58)	(.66)
Total distributions	(.15)	(1.08)	(1.29)	(.68)	(.80)
Net asset value, end of period	$12.97	$10.86	$12.92	$13.78	$9.43
Total Return C,D	20.94%	(7.27)%	2.76%	55.26%	(10.58)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.07%	1.72%	1.83%	.62%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$542,389	$461,666	$500,298	$516,427	$358,407
Portfolio turnover rate G	17%	21%	26%	24%	32%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.74	$12.79	$13.66	$9.36	$11.24
Income from Investment Operations
Net investment income (loss) A,B	.09	.15	.22	.04	.11
Net realized and unrealized gain (loss)	2.12	(1.15)	.18	4.92	(1.22)
Total from investment operations	2.21	(1.00)	.40	4.96	(1.11)
Distributions from net investment income	(.11)	(.16)	(.24)	(.08)	(.11)
Distributions from net realized gain	(.02)	(.89)	(1.02)	(.58)	(.65)
Total distributions	(.13)	(1.05)	(1.27) C	(.66)	(.77) C
Net asset value, end of period	$12.82	$10.74	$12.79	$13.66	$9.36
Total Return D,E	20.67%	(7.50)%	2.51%	54.91%	(10.88)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	.82%	1.47%	1.58%	.37%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$203,975	$184,687	$201,272	$205,281	$143,526
Portfolio turnover rate H	17%	21%	26%	24%	32%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.48	$12.52	$13.41	$9.22	$11.10
Income from Investment Operations
Net investment income (loss) A,B	.04	.10	.15	(.01)	.05
Net realized and unrealized gain (loss)	2.05	(1.13)	.17	4.82	(1.20)
Total from investment operations	2.09	(1.03)	.32	4.81	(1.15)
Distributions from net investment income	(.07)	(.12)	(.19)	(.04)	(.07)
Distributions from net realized gain	(.02)	(.89)	(1.02)	(.58)	(.65)
Total distributions	(.09)	(1.01)	(1.21)	(.62)	(.73) C
Net asset value, end of period	$12.48	$10.48	$12.52	$13.41	$9.22
Total Return D,E	20.06%	(7.95)%	2.01%	54.09%	(11.32)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	.32%	.96%	1.08%	(.13)%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$29,090	$25,587	$29,875	$33,105	$21,457
Portfolio turnover rate H	17%	21%	26%	24%	32%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$13.05	$13.90	$9.50	$11.39
Income from Investment Operations
Net investment income (loss) A,B	.15	.21	.29	.11	.16
Net realized and unrealized gain (loss)	2.17	(1.18)	.18	4.99	(1.22)
Total from investment operations	2.32	(.97)	.47	5.10	(1.06)
Distributions from net investment income	(.14)	(.20)	(.30)	(.12)	(.16)
Distributions from net realized gain	(.02)	(.90)	(1.02)	(.58)	(.67)
Total distributions	(.16)	(1.10)	(1.32)	(.70)	(.83)
Net asset value, end of period	$13.14	$10.98	$13.05	$13.90	$9.50
Total Return C	21.27%	(7.07)%	3.01%	55.65%	(10.37)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.32%	1.97%	2.08%	.87%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$486,408	$552,808	$662,945	$675,617	$436,294
Portfolio turnover rate F	17%	21%	26%	24%	32%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.87	$12.94	$13.80	$9.43	$11.34
Income from Investment Operations
Net investment income (loss) A,B	.16	.22	.30	.12	.17
Net realized and unrealized gain (loss)	2.14	(1.17)	.18	4.97	(1.22)
Total from investment operations	2.30	(.95)	.48	5.09	(1.05)
Distributions from net investment income	(.18)	(.21)	(.32)	(.14)	(.18)
Distributions from net realized gain	(.02)	(.91)	(1.02)	(.58)	(.68)
Total distributions	(.20)	(1.12)	(1.34)	(.72)	(.86)
Net asset value, end of period	$12.97	$10.87	$12.94	$13.80	$9.43
Total Return C	21.34%	(6.93)%	3.10%	55.96%	(10.33)%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.65% F	.64%	.64%	.64%	.65% F
Expenses net of fee waivers, if any	.65 % F	.64%	.64%	.64%	.65% F
Expenses net of all reductions	.65% F	.64%	.64%	.64%	.65% F
Net investment income (loss)	1.42%	2.07%	2.18%	.98%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$232,253	$67,385	$49,713	$26,670	$11,414
Portfolio turnover rate G	17%	21%	26%	24%	32%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.95	$13.03	$13.87	$9.48	$11.37
Income from Investment Operations
Net investment income (loss) A,B	.19	.24	.33	.14	.19
Net realized and unrealized gain (loss)	2.16	(1.18)	.18	4.98	(1.22)
Total from investment operations	2.35	(.94)	.51	5.12	(1.03)
Distributions from net investment income	(.18)	(.22)	(.33)	(.15)	(.18)
Distributions from net realized gain	(.02)	(.91)	(1.02)	(.58)	(.68)
Total distributions	(.20)	(1.14) C	(1.35)	(.73)	(.86)
Net asset value, end of period	$13.10	$10.95	$13.03	$13.87	$9.48
Total Return D	21.65%	(6.84)%	3.30%	56.00%	(10.14)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.45%	.49%	.49%	.49%	.49%
Net investment income (loss)	1.62%	2.22%	2.33%	1.13%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$292,908	$186,355	$146,454	$99,092	$33,835
Portfolio turnover rate G	17%	21%	26%	24%	32%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.3
Fidelity Series International Value Fund	8.0
Fidelity Series Overseas Fund	8.0
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.4
76.1

Asset Allocation (% of Fund's net assets)

Futures - 5.2%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/20/24 (b) (Cost $1,821,955)	1,830,000	1,821,899

Domestic Equity Funds - 52.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	5,230,503	94,253,667
Fidelity Advisor Series Growth Opportunities Fund (c)	4,494,628	66,430,601
Fidelity Advisor Series Small Cap Fund (c)	2,479,413	32,480,308
Fidelity Series All-Sector Equity Fund (c)	2,644,394	31,203,848
Fidelity Series Commodity Strategy Fund (c)	85,916	8,126,796
Fidelity Series Large Cap Stock Fund (c)	5,780,763	126,598,707
Fidelity Series Large Cap Value Index Fund (c)	778,064	12,456,807
Fidelity Series Opportunistic Insights Fund (c)	3,341,122	74,707,481
Fidelity Series Small Cap Core Fund (c)	320,033	3,776,392
Fidelity Series Small Cap Opportunities Fund (c)	2,690,285	41,134,458
Fidelity Series Stock Selector Large Cap Value Fund (c)	5,251,463	73,730,538
Fidelity Series Value Discovery Fund (c)	4,764,754	75,426,058
TOTAL DOMESTIC EQUITY FUNDS (Cost $492,983,024)		640,325,661

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,239,817	34,313,996
Fidelity Series Emerging Markets Fund (c)	3,685,835	32,287,911
Fidelity Series Emerging Markets Opportunities Fund (c)	7,306,867	130,354,500
Fidelity Series International Growth Fund (c)	5,238,684	97,544,298
Fidelity Series International Small Cap Fund (c)	1,044,429	18,287,948
Fidelity Series International Value Fund (c)	7,811,642	98,348,567
Fidelity Series Overseas Fund (c)	6,951,200	97,803,390
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $427,112,957)		508,940,610

Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	60,404	576,860
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	78,909	599,706
Fidelity Series Emerging Markets Debt Fund (c)	789,562	6,205,959
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	219,803	1,976,025
Fidelity Series Floating Rate High Income Fund (c)	130,002	1,176,518
Fidelity Series High Income Fund (c)	749,360	6,339,583
Fidelity Series International Credit Fund (c)	31,480	256,877
Fidelity Series Long-Term Treasury Bond Index Fund (c)	10,486,576	59,039,425
Fidelity Series Real Estate Income Fund (c)	121,881	1,179,803
TOTAL BOND FUNDS (Cost $96,386,451)		77,350,756

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	1,218,824	1,219,068
Fidelity Series Government Money Market Fund 5.4% (c)(e)	17,655	17,655
Fidelity Series Short-Term Credit Fund (c)	19,810	195,133
TOTAL SHORT-TERM FUNDS (Cost $1,426,179)		1,431,856

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,019,730,566)	1,229,870,782
NET OTHER ASSETS (LIABILITIES) - 0.0%	(569,477)
NET ASSETS - 100.0%	1,229,301,305

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	411	Jun 2024	45,537,516	219,411	219,411
CBOT 5-Year U.S. Treasury Note Contracts (United States)	230	Jun 2024	24,613,594	68,287	68,287
CBOT Long Term U.S. Treasury Bond Contracts (United States)	67	Jun 2024	8,069,313	116,730	116,730

TOTAL PURCHASED					404,428

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	24	Jun 2024	6,370,200	(40,612)	(40,612)
ICE E-mini MSCI EAFE Index Contracts (United States)	10	Jun 2024	1,178,550	(4,279)	(4,279)
ICE MSCI Emerging Markets Index Contracts (United States)	133	Jun 2024	6,975,850	458	458

TOTAL SOLD					(44,433)

TOTAL FUTURES CONTRACTS					359,995
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,821,899.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,757,727	23,561,552	24,100,211	89,288	-	-	1,219,068	0.0%
Total	1,757,727	23,561,552	24,100,211	89,288	-	-	1,219,068

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	64,652,002	21,714,232	16,945,951	4,336,807	(5,258)	24,838,642	94,253,667
Fidelity Advisor Series Growth Opportunities Fund	45,719,058	12,462,123	13,466,433	191,271	(1,219,062)	22,934,915	66,430,601
Fidelity Advisor Series Small Cap Fund	25,940,178	6,828,164	5,470,709	1,168,493	211,362	4,971,313	32,480,308
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	583,642	9,224	-	5	2,437	576,860
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	865,068	132,447	346,063	29,099	(83,540)	31,794	599,706
Fidelity Series All-Sector Equity Fund	23,372,397	5,118,412	3,257,544	1,930,313	78,420	5,892,163	31,203,848
Fidelity Series Canada Fund	27,741,195	7,027,070	4,024,754	1,037,028	136,300	3,434,185	34,313,996
Fidelity Series Commodity Strategy Fund	6,668,147	2,737,566	973,218	319,922	(46,953)	(258,746)	8,126,796
Fidelity Series Emerging Markets Debt Fund	4,732,282	1,423,306	334,461	335,116	5,900	378,932	6,205,959
Fidelity Series Emerging Markets Debt Local Currency Fund	1,615,589	501,642	108,148	129,324	(122)	(32,936)	1,976,025
Fidelity Series Emerging Markets Fund	16,757,518	14,493,606	1,152,913	726,889	(55,768)	2,245,468	32,287,911
Fidelity Series Emerging Markets Opportunities Fund	113,838,421	15,497,461	9,048,330	3,366,499	271,181	9,795,767	130,354,500
Fidelity Series Floating Rate High Income Fund	752,974	469,903	64,146	86,433	288	17,499	1,176,518
Fidelity Series Government Money Market Fund 5.4%	9,487,143	7,514,379	16,983,867	559,496	-	-	17,655
Fidelity Series High Income Fund	4,756,761	1,731,613	346,382	348,641	3,525	194,066	6,339,583
Fidelity Series International Credit Fund	235,818	9,009	-	9,009	-	12,050	256,877
Fidelity Series International Growth Fund	73,303,230	15,776,700	6,313,923	1,126,956	244,829	14,533,462	97,544,298
Fidelity Series International Small Cap Fund	20,013,046	2,885,685	5,781,371	587,666	(1,247,429)	2,418,017	18,287,948
Fidelity Series International Value Fund	73,108,858	18,724,663	8,530,021	2,807,264	128,351	14,916,716	98,348,567
Fidelity Series Investment Grade Bond Fund	188,886	659,806	872,279	17,566	25,725	(2,138)	-
Fidelity Series Large Cap Stock Fund	93,980,464	20,173,184	11,645,638	5,617,876	202,384	23,888,313	126,598,707
Fidelity Series Large Cap Value Index Fund	9,952,318	2,535,069	1,630,181	453,869	(10,006)	1,609,607	12,456,807
Fidelity Series Long-Term Treasury Bond Index Fund	55,182,905	17,413,012	8,174,040	1,945,059	(1,258,795)	(4,123,657)	59,039,425
Fidelity Series Opportunistic Insights Fund	55,752,930	7,731,221	12,059,370	658,915	(312,387)	23,595,087	74,707,481
Fidelity Series Overseas Fund	73,231,508	16,923,014	6,600,796	1,433,666	277,127	13,972,537	97,803,390
Fidelity Series Real Estate Income Fund	1,602,747	302,423	750,810	85,992	(74,711)	100,154	1,179,803
Fidelity Series Short-Term Credit Fund	177,399	13,845	-	5,816	-	3,889	195,133
Fidelity Series Small Cap Core Fund	-	3,873,972	278,441	3,530	1,388	179,473	3,776,392
Fidelity Series Small Cap Opportunities Fund	31,715,646	7,360,173	6,547,035	374,304	27,957	8,577,717	41,134,458
Fidelity Series Stock Selector Large Cap Value Fund	59,138,458	15,785,864	11,371,061	4,387,900	(441,813)	10,619,090	73,730,538
Fidelity Series Value Discovery Fund	60,417,300	19,347,404	10,945,659	3,431,545	(113,567)	6,720,580	75,426,058
	954,900,246	247,750,610	164,032,768	37,512,264	(3,254,669)	191,466,396	1,226,829,815

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,821,899	-	1,821,899	-

Domestic Equity Funds	640,325,661	640,325,661	-	-

International Equity Funds	508,940,610	508,940,610	-	-

Bond Funds	77,350,756	77,350,756	-	-

Short-Term Funds	1,431,856	1,431,856	-	-
Total Investments in Securities:	1,229,870,782	1,228,048,883	1,821,899	-
Derivative Instruments: Assets
Futures Contracts	404,886	404,886	-	-
Total Assets	404,886	404,886	-	-
Liabilities
Futures Contracts	(44,891)	(44,891)	-	-
Total Liabilities	(44,891)	(44,891)	-	-
Total Derivative Instruments:	359,995	359,995	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	458	(44,891)
Total Equity Risk	458	(44,891)
Interest Rate Risk
Futures Contracts (a)	404,428	0
Total Interest Rate Risk	404,428	0
Total Value of Derivatives	404,886	(44,891)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2055 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,821,955)	$1,821,899
Fidelity Central Funds (cost $1,219,068)	1,219,068
Other affiliated issuers (cost $1,016,689,543)	1,226,829,815

Total Investment in Securities (cost $1,019,730,566)		$1,229,870,782
Receivable for investments sold		7,066,150
Receivable for fund shares sold		1,864,565
Distributions receivable from Fidelity Central Funds		5,460
Total assets		1,238,806,957
Liabilities
Payable for investments purchased	$3,912,149
Payable for fund shares redeemed	4,707,966
Accrued management fee	681,560
Distribution and service plan fees payable	137,273
Payable for daily variation margin on futures contracts	65,772
Other payables and accrued expenses	932
Total liabilities		9,505,652
Net Assets		$1,229,301,305
Net Assets consist of:
Paid in capital		$1,027,530,881
Total accumulated earnings (loss)		201,770,424
Net Assets		$1,229,301,305

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($330,683,864 ÷ 22,765,350 shares)(a)		$14.53
Maximum offering price per share (100/94.25 of $14.53)		$15.42
Class M :
Net Asset Value and redemption price per share ($130,150,821 ÷ 9,069,541 shares)(a)		$14.35
Maximum offering price per share (100/96.50 of $14.35)		$14.87
Class C :
Net Asset Value and offering price per share ($18,410,217 ÷ 1,305,817 shares)(a)		$14.10
Class I :
Net Asset Value, offering price and redemption price per share ($350,064,386 ÷ 23,876,691 shares)		$14.66
Class Z :
Net Asset Value, offering price and redemption price per share ($158,243,886 ÷ 10,945,551 shares)		$14.46
Class Z6 :
Net Asset Value, offering price and redemption price per share ($241,748,131 ÷ 16,537,513 shares)		$14.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$21,974,887
Interest		89,548
Income from Fidelity Central Funds		89,288
Total income		22,153,723
Expenses
Management fee	$7,283,494
Distribution and service plan fees	1,488,801
Independent trustees' fees and expenses	3,314
Miscellaneous	19,933
Total expenses before reductions	8,795,542
Expense reductions	(147)
Total expenses after reductions		8,795,395
Net Investment income (loss)		13,358,328
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	214
Affiliated issuers	(3,254,669)
Futures contracts	(3,782,932)
Capital gain distributions from underlying funds:
Affiliated issuers	15,537,377
Total net realized gain (loss)		8,499,990
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(359)
Affiliated issuers	191,466,396
Futures contracts	516,131
Total change in net unrealized appreciation (depreciation)		191,982,168
Net gain (loss)		200,482,158
Net increase (decrease) in net assets resulting from operations		$213,840,486
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,358,328	$16,915,841
Net realized gain (loss)	8,499,990	1,255,117
Change in net unrealized appreciation (depreciation)	191,982,168	(86,785,044)
Net increase (decrease) in net assets resulting from operations	213,840,486	(68,614,086)
Distributions to shareholders	(18,868,324)	(85,727,607)

Share transactions - net increase (decrease)	76,429,499	128,381,207
Total increase (decrease) in net assets	271,401,661	(25,960,486)

Net Assets
Beginning of period	957,899,644	983,860,130
End of period	$1,229,301,305	$957,899,644

Financial Highlights
Fidelity Advisor Freedom® 2055 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$14.52	$15.45	$10.53	$12.58
Income from Investment Operations
Net investment income (loss) A,B	.14	.21	.29	.08	.15
Net realized and unrealized gain (loss)	2.40	(1.32)	.19	5.55	(1.36)
Total from investment operations	2.54	(1.11)	.48	5.63	(1.21)
Distributions from net investment income	(.14)	(.21)	(.30)	(.11)	(.15)
Distributions from net realized gain	(.07)	(1.00)	(1.12)	(.59)	(.69)
Total distributions	(.21)	(1.21)	(1.41) C	(.71) C	(.84)
Net asset value, end of period	$14.53	$12.20	$14.52	$15.45	$10.53
Total Return D,E	21.03%	(7.32)%	2.75%	55.31%	(10.57)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.09%	1.73%	1.83%	.63%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$330,684	$271,691	$286,778	$299,927	$196,016
Portfolio turnover rate H	15%	21%	28%	23%	35%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.07	$14.38	$15.32	$10.46	$12.51
Income from Investment Operations
Net investment income (loss) A,B	.11	.18	.24	.05	.12
Net realized and unrealized gain (loss)	2.36	(1.31)	.20	5.50	(1.36)
Total from investment operations	2.47	(1.13)	.44	5.55	(1.24)
Distributions from net investment income	(.12)	(.19)	(.27)	(.09)	(.13)
Distributions from net realized gain	(.07)	(1.00)	(1.12)	(.59)	(.68)
Total distributions	(.19)	(1.18) C	(1.38) C	(.69) C	(.81)
Net asset value, end of period	$14.35	$12.07	$14.38	$15.32	$10.46
Total Return D,E	20.64%	(7.52)%	2.52%	54.88%	(10.83)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	.84%	1.48%	1.58%	.38%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$130,151	$111,886	$117,059	$115,869	$74,904
Portfolio turnover rate H	15%	21%	28%	23%	35%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$14.20	$15.16	$10.38	$12.44
Income from Investment Operations
Net investment income (loss) A,B	.04	.11	.17	(.02)	.06
Net realized and unrealized gain (loss)	2.33	(1.29)	.19	5.44	(1.36)
Total from investment operations	2.37	(1.18)	.36	5.42	(1.30)
Distributions from net investment income	(.08)	(.15)	(.21)	(.05)	(.09)
Distributions from net realized gain	(.07)	(1.00)	(1.12)	(.59)	(.68)
Total distributions	(.15)	(1.14) C	(1.32) C	(.64)	(.76) C
Net asset value, end of period	$14.10	$11.88	$14.20	$15.16	$10.38
Total Return D,E	20.10%	(8.01)%	2.03%	54.07%	(11.29)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	.34%	.98%	1.08%	(.12)%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$18,410	$15,374	$15,942	$16,677	$9,928
Portfolio turnover rate H	15%	21%	28%	23%	35%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.30	$14.61	$15.53	$10.57	$12.64
Income from Investment Operations
Net investment income (loss) A,B	.17	.24	.33	.12	.19
Net realized and unrealized gain (loss)	2.41	(1.32)	.19	5.57	(1.39)
Total from investment operations	2.58	(1.08)	.52	5.69	(1.20)
Distributions from net investment income	(.16)	(.23)	(.33)	(.14)	(.18)
Distributions from net realized gain	(.07)	(1.01)	(1.12)	(.59)	(.70)
Total distributions	(.22) C	(1.23) C	(1.44) C	(.73)	(.87) C
Net asset value, end of period	$14.66	$12.30	$14.61	$15.53	$10.57
Total Return D	21.22%	(6.99)%	3.00%	55.72%	(10.45)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.34%	1.98%	2.08%	.88%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$350,064	$371,979	$428,209	$432,057	$273,147
Portfolio turnover rate G	15%	21%	28%	23%	35%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.16	$14.47	$15.40	$10.50	$12.58
Income from Investment Operations
Net investment income (loss) A,B	.19	.25	.34	.13	.20
Net realized and unrealized gain (loss)	2.38	(1.30)	.20	5.53	(1.36)
Total from investment operations	2.57	(1.05)	.54	5.66	(1.16)
Distributions from net investment income	(.20)	(.24)	(.35)	(.17)	(.20)
Distributions from net realized gain	(.07)	(1.02)	(1.12)	(.59)	(.71)
Total distributions	(.27)	(1.26)	(1.47)	(.76)	(.92) C
Net asset value, end of period	$14.46	$12.16	$14.47	$15.40	$10.50
Total Return D	21.36%	(6.88)%	3.10%	55.82%	(10.28)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65% G	.64%	.64%	.64%	.65% G
Expenses net of fee waivers, if any	.65 % G	.64%	.64%	.64%	.65% G
Expenses net of all reductions	.65% G	.64%	.64%	.64%	.65% G
Net investment income (loss)	1.44%	2.08%	2.19%	.99%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$158,244	$42,946	$31,712	$16,623	$5,767
Portfolio turnover rate H	15%	21%	28%	23%	35%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.27	$14.60	$15.51	$10.55	$12.62
Income from Investment Operations
Net investment income (loss) A,B	.21	.27	.36	.15	.22
Net realized and unrealized gain (loss)	2.41	(1.32)	.21	5.57	(1.38)
Total from investment operations	2.62	(1.05)	.57	5.72	(1.16)
Distributions from net investment income	(.20)	(.25)	(.36)	(.17)	(.21)
Distributions from net realized gain	(.07)	(1.02)	(1.12)	(.59)	(.71)
Total distributions	(.27)	(1.28) C	(1.48)	(.76)	(.91) C
Net asset value, end of period	$14.62	$12.27	$14.60	$15.51	$10.55
Total Return D	21.59%	(6.81)%	3.30%	56.14%	(10.22)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.45%	.49%	.49%	.49%	.49%
Net investment income (loss)	1.63%	2.23%	2.34%	1.14%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$241,748	$144,024	$104,160	$61,302	$23,906
Portfolio turnover rate G	15%	21%	28%	23%	35%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.3
Fidelity Series International Value Fund	8.0
Fidelity Series Overseas Fund	8.0
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.4
76.1

Asset Allocation (% of Fund's net assets)

Futures - 5.1%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 4/25/24 to 6/20/24 (b) (Cost $945,662)	950,000	945,631

Domestic Equity Funds - 52.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	2,704,614	48,737,144
Fidelity Advisor Series Growth Opportunities Fund (c)	2,324,187	34,351,482
Fidelity Advisor Series Small Cap Fund (c)	1,282,264	16,797,664
Fidelity Series All-Sector Equity Fund (c)	1,367,603	16,137,716
Fidelity Series Commodity Strategy Fund (c)	44,440	4,203,579
Fidelity Series Large Cap Stock Fund (c)	2,988,905	65,457,022
Fidelity Series Large Cap Value Index Fund (c)	402,351	6,441,645
Fidelity Series Opportunistic Insights Fund (c)	1,727,693	38,631,223
Fidelity Series Small Cap Core Fund (c)	164,148	1,936,946
Fidelity Series Small Cap Opportunities Fund (c)	1,391,267	21,272,467
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,715,240	38,121,974
Fidelity Series Value Discovery Fund (c)	2,463,836	39,002,517
TOTAL DOMESTIC EQUITY FUNDS (Cost $270,108,422)		331,091,379

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,158,371	17,746,240
Fidelity Series Emerging Markets Fund (c)	1,906,457	16,700,567
Fidelity Series Emerging Markets Opportunities Fund (c)	3,778,353	67,405,820
Fidelity Series International Growth Fund (c)	2,708,857	50,438,926
Fidelity Series International Small Cap Fund (c)	540,428	9,462,897
Fidelity Series International Value Fund (c)	4,038,945	50,850,320
Fidelity Series Overseas Fund (c)	3,594,396	50,573,155
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $230,332,444)		263,177,925

Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	31,235	298,298
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	40,820	310,234
Fidelity Series Emerging Markets Debt Fund (c)	408,361	3,209,718
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	113,690	1,022,069
Fidelity Series Floating Rate High Income Fund (c)	67,270	608,793
Fidelity Series High Income Fund (c)	387,604	3,279,130
Fidelity Series International Credit Fund (c)	4,189	34,184
Fidelity Series Long-Term Treasury Bond Index Fund (c)	5,422,070	30,526,256
Fidelity Series Real Estate Income Fund (c)	63,041	610,238
TOTAL BOND FUNDS (Cost $48,122,442)		39,898,920

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	583,914	584,031
Fidelity Series Government Money Market Fund 5.4% (c)(e)	9,432	9,432
Fidelity Series Short-Term Credit Fund (c)	14,709	144,885
TOTAL SHORT-TERM FUNDS (Cost $734,229)		738,348

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $550,243,199)	635,852,203
NET OTHER ASSETS (LIABILITIES) - 0.0%	(264,068)
NET ASSETS - 100.0%	635,588,135

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	213	Jun 2024	23,599,734	112,361	112,361
CBOT 5-Year U.S. Treasury Note Contracts (United States)	119	Jun 2024	12,734,859	34,374	34,374
CBOT Long Term U.S. Treasury Bond Contracts (United States)	34	Jun 2024	4,094,875	59,972	59,972

TOTAL PURCHASED					206,707

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	12	Jun 2024	3,185,100	(20,306)	(20,306)
ICE E-mini MSCI EAFE Index Contracts (United States)	5	Jun 2024	589,275	(1,415)	(1,415)
ICE MSCI Emerging Markets Index Contracts (United States)	69	Jun 2024	3,619,050	237	237

TOTAL SOLD					(21,484)

TOTAL FUTURES CONTRACTS					185,223
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $945,631.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	758,514	11,331,307	11,505,790	42,438	-	-	584,031	0.0%
Total	758,514	11,331,307	11,505,790	42,438	-	-	584,031

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	30,554,882	13,504,632	7,699,653	2,173,658	128,628	12,248,655	48,737,144
Fidelity Advisor Series Growth Opportunities Fund	21,607,001	8,102,874	6,166,894	95,868	(598,854)	11,407,355	34,351,482
Fidelity Advisor Series Small Cap Fund	12,261,868	4,403,784	2,483,038	585,551	(72,973)	2,688,023	16,797,664
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	300,302	3,272	-	1	1,267	298,298
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	410,967	101,733	176,800	14,793	(45,630)	19,964	310,234
Fidelity Series All-Sector Equity Fund	11,045,982	3,506,369	1,378,262	975,901	52,298	2,911,329	16,137,716
Fidelity Series Canada Fund	13,110,725	4,576,968	1,731,148	518,581	83,346	1,706,349	17,746,240
Fidelity Series Commodity Strategy Fund	3,172,498	1,605,703	424,273	158,118	(9,186)	(141,163)	4,203,579
Fidelity Series Emerging Markets Debt Fund	2,239,095	898,155	123,394	166,111	2,340	193,522	3,209,718
Fidelity Series Emerging Markets Debt Local Currency Fund	763,978	315,182	39,308	64,992	319	(18,102)	1,022,069
Fidelity Series Emerging Markets Fund	8,394,808	7,787,968	622,879	361,512	(24,728)	1,165,398	16,700,567
Fidelity Series Emerging Markets Opportunities Fund	53,340,178	12,462,124	3,400,075	1,686,029	(71,994)	5,075,587	67,405,820
Fidelity Series Floating Rate High Income Fund	386,978	236,151	23,579	45,897	83	9,160	608,793
Fidelity Series Government Money Market Fund 5.4%	4,451,183	4,200,932	8,642,683	274,228	-	-	9,432
Fidelity Series High Income Fund	2,260,834	1,045,007	127,327	173,016	1,303	99,313	3,279,130
Fidelity Series International Credit Fund	31,382	1,198	-	1,199	-	1,604	34,184
Fidelity Series International Growth Fund	34,643,959	10,780,555	2,456,118	563,515	5,305	7,465,225	50,438,926
Fidelity Series International Small Cap Fund	9,458,771	2,119,164	2,717,880	293,962	(787,762)	1,390,604	9,462,897
Fidelity Series International Value Fund	34,551,922	12,358,460	3,616,219	1,403,953	44,210	7,511,947	50,850,320
Fidelity Series Investment Grade Bond Fund	110,795	334,377	454,053	9,766	9,906	(1,025)	-
Fidelity Series Large Cap Stock Fund	44,418,346	13,796,196	4,844,364	2,780,136	91,420	11,995,424	65,457,022
Fidelity Series Large Cap Value Index Fund	4,705,830	1,651,191	722,536	227,298	(18,397)	825,557	6,441,645
Fidelity Series Long-Term Treasury Bond Index Fund	26,079,487	10,675,899	3,659,033	962,386	(449,560)	(2,120,537)	30,526,256
Fidelity Series Opportunistic Insights Fund	26,349,300	6,042,028	5,383,374	329,501	284,971	11,338,298	38,631,223
Fidelity Series Overseas Fund	34,610,109	11,330,755	2,561,539	716,895	107,302	7,086,528	50,573,155
Fidelity Series Real Estate Income Fund	775,085	198,611	377,013	42,267	(31,270)	44,825	610,238
Fidelity Series Short-Term Credit Fund	129,926	12,076	-	4,318	-	2,883	144,885
Fidelity Series Small Cap Core Fund	-	1,986,997	142,050	1,756	529	91,470	1,936,946
Fidelity Series Small Cap Opportunities Fund	14,991,408	4,892,428	2,948,146	185,951	126,464	4,210,313	21,272,467
Fidelity Series Stock Selector Large Cap Value Fund	27,951,716	10,167,435	5,093,381	2,217,848	(50,708)	5,146,912	38,121,974
Fidelity Series Value Discovery Fund	28,556,158	11,907,196	4,787,471	1,722,764	(186,855)	3,513,489	39,002,517
	451,365,171	161,302,450	72,805,762	18,757,770	(1,409,492)	95,870,174	634,322,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	945,631	-	945,631	-

Domestic Equity Funds	331,091,379	331,091,379	-	-

International Equity Funds	263,177,925	263,177,925	-	-

Bond Funds	39,898,920	39,898,920	-	-

Short-Term Funds	738,348	738,348	-	-
Total Investments in Securities:	635,852,203	634,906,572	945,631	-
Derivative Instruments: Assets
Futures Contracts	206,944	206,944	-	-
Total Assets	206,944	206,944	-	-
Liabilities
Futures Contracts	(21,721)	(21,721)	-	-
Total Liabilities	(21,721)	(21,721)	-	-
Total Derivative Instruments:	185,223	185,223	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	237	(21,721)
Total Equity Risk	237	(21,721)
Interest Rate Risk
Futures Contracts (a)	206,707	0
Total Interest Rate Risk	206,707	0
Total Value of Derivatives	206,944	(21,721)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2060 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $945,662)	$945,631
Fidelity Central Funds (cost $584,031)	584,031
Other affiliated issuers (cost $548,713,506)	634,322,541

Total Investment in Securities (cost $550,243,199)		$635,852,203
Receivable for investments sold		3,875,459
Receivable for fund shares sold		1,187,806
Distributions receivable from Fidelity Central Funds		2,567
Total assets		640,918,035
Liabilities
Payable for investments purchased	$1,804,733
Payable for fund shares redeemed	3,067,563
Accrued management fee	351,099
Distribution and service plan fees payable	71,375
Payable for daily variation margin on futures contracts	34,337
Other payables and accrued expenses	793
Total liabilities		5,329,900
Net Assets		$635,588,135
Net Assets consist of:
Paid in capital		$556,732,520
Total accumulated earnings (loss)		78,855,615
Net Assets		$635,588,135

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($166,241,770 ÷ 12,533,969 shares)(a)		$13.26
Maximum offering price per share (100/94.25 of $13.26)		$14.07
Class M :
Net Asset Value and redemption price per share ($66,008,267 ÷ 5,009,959 shares)(a)		$13.18
Maximum offering price per share (100/96.50 of $13.18)		$13.66
Class C :
Net Asset Value and offering price per share ($11,636,455 ÷ 891,927 shares)(a)		$13.05
Class I :
Net Asset Value, offering price and redemption price per share ($169,232,139 ÷ 12,646,799 shares)		$13.38
Class Z :
Net Asset Value, offering price and redemption price per share ($90,900,412 ÷ 6,869,484 shares)		$13.23
Class Z6 :
Net Asset Value, offering price and redemption price per share ($131,569,092 ÷ 9,845,410 shares)		$13.36
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$10,961,780
Interest		44,267
Income from Fidelity Central Funds		42,438
Total income		11,048,485
Expenses
Management fee	$3,581,540
Distribution and service plan fees	742,520
Independent trustees' fees and expenses	1,621
Miscellaneous	15,757
Total expenses before reductions	4,341,438
Expense reductions	(411)
Total expenses after reductions		4,341,027
Net Investment income (loss)		6,707,458
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	47
Affiliated issuers	(1,409,492)
Futures contracts	(1,854,197)
Capital gain distributions from underlying funds:
Affiliated issuers	7,795,990
Total net realized gain (loss)		4,532,348
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(180)
Affiliated issuers	95,870,174
Futures contracts	267,031
Total change in net unrealized appreciation (depreciation)		96,137,025
Net gain (loss)		100,669,373
Net increase (decrease) in net assets resulting from operations		$107,376,831
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,707,458	$7,603,783
Net realized gain (loss)	4,532,348	407,733
Change in net unrealized appreciation (depreciation)	96,137,025	(34,961,926)
Net increase (decrease) in net assets resulting from operations	107,376,831	(26,950,410)
Distributions to shareholders	(11,295,671)	(35,621,358)

Share transactions - net increase (decrease)	86,792,097	101,619,312
Total increase (decrease) in net assets	182,873,257	39,047,544

Net Assets
Beginning of period	452,714,878	413,667,334
End of period	$635,588,135	$452,714,878

Financial Highlights
Fidelity Advisor Freedom® 2060 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.19	$13.26	$14.01	$9.49	$11.31
Income from Investment Operations
Net investment income (loss) A,B	.13	.19	.27	.08	.14
Net realized and unrealized gain (loss)	2.18	(1.19)	.16	5.01	(1.24)
Total from investment operations	2.31	(1.00)	.43	5.09	(1.10)
Distributions from net investment income	(.13)	(.20)	(.25) C	(.11)	(.14)
Distributions from net realized gain	(.11)	(.87)	(.93) C	(.46)	(.58)
Total distributions	(.24)	(1.07)	(1.18)	(.57)	(.72)
Net asset value, end of period	$13.26	$11.19	$13.26	$14.01	$9.49
Total Return D,E	20.93%	(7.24)%	2.74%	55.28%	(10.65)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.10%	1.75%	1.87%	.65%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$166,242	$127,737	$119,726	$113,936	$65,792
Portfolio turnover rate H	14%	21%	28%	24%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.13	$13.21	$13.97	$9.47	$11.29
Income from Investment Operations
Net investment income (loss) A,B	.10	.16	.23	.05	.11
Net realized and unrealized gain (loss)	2.17	(1.19)	.17	5.00	(1.23)
Total from investment operations	2.27	(1.03)	.40	5.05	(1.12)
Distributions from net investment income	(.11)	(.18)	(.23) C	(.09)	(.12)
Distributions from net realized gain	(.11)	(.87)	(.93) C	(.46)	(.58)
Total distributions	(.22)	(1.05)	(1.16)	(.55)	(.70)
Net asset value, end of period	$13.18	$11.13	$13.21	$13.97	$9.47
Total Return D,E	20.67%	(7.50)%	2.50%	55.00%	(10.87)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	.85%	1.50%	1.62%	.40%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$66,008	$52,251	$48,458	$41,642	$21,680
Portfolio turnover rate H	14%	21%	28%	24%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.04	$13.13	$13.92	$9.46	$11.29
Income from Investment Operations
Net investment income (loss) A,B	.04	.11	.16	(.01)	.06
Net realized and unrealized gain (loss)	2.15	(1.19)	.16	4.98	(1.24)
Total from investment operations	2.19	(1.08)	.32	4.97	(1.18)
Distributions from net investment income	(.07)	(.14)	(.18) C	(.05)	(.08)
Distributions from net realized gain	(.11)	(.87)	(.93) C	(.46)	(.57)
Total distributions	(.18)	(1.01)	(1.11)	(.51)	(.65)
Net asset value, end of period	$13.05	$11.04	$13.13	$13.92	$9.46
Total Return D,E	20.11%	(7.96)%	1.94%	54.14%	(11.27)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	.35%	1.00%	1.12%	(.10)%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$11,636	$8,650	$8,195	$6,948	$4,022
Portfolio turnover rate H	14%	21%	28%	24%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.27	$13.34	$14.09	$9.54	$11.36
Income from Investment Operations
Net investment income (loss) A,B	.16	.22	.30	.11	.17
Net realized and unrealized gain (loss)	2.20	(1.21)	.17	5.03	(1.24)
Total from investment operations	2.36	(.99)	.47	5.14	(1.07)
Distributions from net investment income	(.14)	(.22)	(.28) C	(.13)	(.16)
Distributions from net realized gain	(.11)	(.87)	(.94) C	(.47)	(.59)
Total distributions	(.25)	(1.08) D	(1.22)	(.59) D	(.75)
Net asset value, end of period	$13.38	$11.27	$13.34	$14.09	$9.54
Total Return E	21.24%	(7.05)%	3.01%	55.62%	(10.38)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.36%	2.00%	2.12%	.90%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$169,232	$170,160	$177,481	$160,415	$87,182
Portfolio turnover rate H	14%	21%	28%	24%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.17	$13.23	$14.00	$9.49	$11.32
Income from Investment Operations
Net investment income (loss) A,B	.17	.23	.31	.12	.18
Net realized and unrealized gain (loss)	2.18	(1.19)	.17	5.02	(1.23)
Total from investment operations	2.35	(.96)	.48	5.14	(1.05)
Distributions from net investment income	(.18)	(.23)	(.31) C	(.16)	(.18)
Distributions from net realized gain	(.11)	(.87)	(.94) C	(.47)	(.60)
Total distributions	(.29)	(1.10)	(1.25)	(.63)	(.78)
Net asset value, end of period	$13.23	$11.17	$13.23	$14.00	$9.49
Total Return D	21.36%	(6.91)%	3.06%	55.88%	(10.32)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65% G	.64%	.64%	.65%	.65% G
Expenses net of fee waivers, if any	.65 % G	.64%	.64%	.65%	.65% G
Expenses net of all reductions	.65% G	.64%	.64%	.65%	.65% G
Net investment income (loss)	1.46%	2.10%	2.22%	1.00%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$90,900	$23,813	$14,296	$5,790	$1,514
Portfolio turnover rate H	14%	21%	28%	24%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.26	$13.32	$14.08	$9.53	$11.36
Income from Investment Operations
Net investment income (loss) A,B	.20	.25	.34	.14	.20
Net realized and unrealized gain (loss)	2.19	(1.20)	.17	5.04	(1.25)
Total from investment operations	2.39	(.95)	.51	5.18	(1.05)
Distributions from net investment income	(.18)	(.24)	(.32) C	(.15)	(.19)
Distributions from net realized gain	(.11)	(.87)	(.95) C	(.48)	(.60)
Total distributions	(.29)	(1.11)	(1.27)	(.63)	(.78) D
Net asset value, end of period	$13.36	$11.26	$13.32	$14.08	$9.53
Total Return E	21.57%	(6.76)%	3.23%	56.12%	(10.24)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.45%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.45%	.49%	.49%	.49%	.50%
Net investment income (loss)	1.65%	2.25%	2.37%	1.15%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$131,569	$70,104	$45,511	$22,148	$6,468
Portfolio turnover rate H	14%	21%	28%	24%	31%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.3
Fidelity Series International Value Fund	8.0
Fidelity Series Overseas Fund	8.0
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.7
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Opportunistic Insights Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.4
76.1

Asset Allocation (% of Fund's net assets)

Futures - 5.2%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2065 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.3% 5/30/24 to 6/20/24 (b) (Cost $247,764)	250,000	247,755

Domestic Equity Funds - 52.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	692,320	12,475,606
Fidelity Advisor Series Growth Opportunities Fund (c)	595,015	8,794,319
Fidelity Advisor Series Small Cap Fund (c)	328,397	4,302,001
Fidelity Series All-Sector Equity Fund (c)	350,268	4,133,161
Fidelity Series Commodity Strategy Fund (c)	11,385	1,076,932
Fidelity Series Large Cap Stock Fund (c)	764,880	16,750,864
Fidelity Series Large Cap Value Index Fund (c)	102,992	1,648,903
Fidelity Series Opportunistic Insights Fund (c)	442,284	9,889,480
Fidelity Series Small Cap Core Fund (c)	40,703	480,294
Fidelity Series Small Cap Opportunities Fund (c)	356,251	5,447,071
Fidelity Series Stock Selector Large Cap Value Fund (c)	694,843	9,755,589
Fidelity Series Value Discovery Fund (c)	630,723	9,984,352
TOTAL DOMESTIC EQUITY FUNDS (Cost $72,094,663)		84,738,572

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	296,663	4,544,876
Fidelity Series Emerging Markets Fund (c)	488,481	4,279,094
Fidelity Series Emerging Markets Opportunities Fund (c)	967,203	17,254,900
Fidelity Series International Growth Fund (c)	693,435	12,911,751
Fidelity Series International Small Cap Fund (c)	138,311	2,421,831
Fidelity Series International Value Fund (c)	1,033,604	13,013,069
Fidelity Series Overseas Fund (c)	920,103	12,945,845
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $60,710,547)		67,371,366

Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	8,004	76,440
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	10,458	79,484
Fidelity Series Emerging Markets Debt Fund (c)	104,726	823,149
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	29,016	260,851
Fidelity Series Floating Rate High Income Fund (c)	17,243	156,047
Fidelity Series High Income Fund (c)	99,312	840,178
Fidelity Series International Credit Fund (c)	595	4,854
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,387,498	7,811,615
Fidelity Series Real Estate Income Fund (c)	16,151	156,340
TOTAL BOND FUNDS (Cost $10,947,063)		10,208,958

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	137,333	137,360
Fidelity Series Government Money Market Fund 5.4% (c)(e)	2,778	2,778
TOTAL SHORT-TERM FUNDS (Cost $140,138)		140,138

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $144,140,175)	162,706,789
NET OTHER ASSETS (LIABILITIES) - 0.0%	(51,705)
NET ASSETS - 100.0%	162,655,084

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	54	Jun 2024	5,983,031	27,488	27,488
CBOT 5-Year U.S. Treasury Note Contracts (United States)	30	Jun 2024	3,210,469	8,038	8,038
CBOT Long Term U.S. Treasury Bond Contracts (United States)	9	Jun 2024	1,083,938	15,095	15,095

TOTAL PURCHASED					50,621

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	Jun 2024	796,275	(4,514)	(4,514)
ICE E-mini MSCI EAFE Index Contracts (United States)	1	Jun 2024	117,855	7	7
ICE MSCI Emerging Markets Index Contracts (United States)	18	Jun 2024	944,100	59	59

TOTAL SOLD					(4,448)

TOTAL FUTURES CONTRACTS					46,173
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $247,755.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	983,638	846,278	2,955	-	-	137,360	0.0%
Total	-	983,638	846,278	2,955	-	-	137,360

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	5,791,950	5,308,161	1,441,202	501,675	49,381	2,767,316	12,475,606
Fidelity Advisor Series Growth Opportunities Fund	4,095,889	3,434,016	1,184,435	22,128	26,202	2,422,647	8,794,319
Fidelity Advisor Series Small Cap Fund	2,331,993	1,937,796	587,859	134,696	(35,396)	655,467	4,302,001
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	76,173	57	-	-	324	76,440
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	532,338	281,772	697,060	4,978	(38,908)	1,342	79,484
Fidelity Series All-Sector Equity Fund	2,093,796	1,628,161	256,429	230,719	2,233	665,400	4,133,161
Fidelity Series Canada Fund	2,481,397	2,047,851	402,869	119,302	11,460	407,037	4,544,876
Fidelity Series Commodity Strategy Fund	640,967	604,239	135,452	35,980	(2,102)	(30,720)	1,076,932
Fidelity Series Emerging Markets Debt Fund	116,871	688,165	22,189	21,430	(83)	40,385	823,149
Fidelity Series Emerging Markets Debt Local Currency Fund	39,188	238,127	6,865	13,552	2	(9,601)	260,851
Fidelity Series Emerging Markets Fund	1,658,778	2,665,195	313,026	83,255	(41,716)	309,863	4,279,094
Fidelity Series Emerging Markets Opportunities Fund	9,416,751	8,257,557	1,539,550	387,923	(113,857)	1,233,999	17,254,900
Fidelity Series Floating Rate High Income Fund	86,086	85,981	18,180	11,441	164	1,996	156,047
Fidelity Series Government Money Market Fund 5.4%	1,071,281	2,351,127	3,419,630	55,394	-	-	2,778
Fidelity Series High Income Fund	-	830,703	11,101	16,220	(2)	20,578	840,178
Fidelity Series International Credit Fund	4,456	170	-	170	-	228	4,854
Fidelity Series International Developed Markets Bond Index Fund	-	3,861	3,774	13	(87)	-	-
Fidelity Series International Growth Fund	6,556,128	5,318,492	754,746	129,637	(6,499)	1,798,376	12,911,751
Fidelity Series International Small Cap Fund	1,808,258	1,063,605	606,830	69,099	(177,234)	334,032	2,421,831
Fidelity Series International Value Fund	6,539,824	5,501,656	802,375	323,022	(1,643)	1,775,607	13,013,069
Fidelity Series Investment Grade Bond Fund	1,928,076	1,591,272	3,472,291	67,821	(29,159)	(17,898)	-
Fidelity Series Large Cap Stock Fund	8,426,736	6,444,247	927,148	617,482	10,254	2,796,775	16,750,864
Fidelity Series Large Cap Value Index Fund	898,990	697,267	138,194	52,078	(5,509)	196,349	1,648,903
Fidelity Series Long-Term Treasury Bond Index Fund	5,421,269	5,012,960	2,041,920	229,901	(372,783)	(207,911)	7,811,615
Fidelity Series Opportunistic Insights Fund	4,994,455	3,271,045	1,035,572	75,693	54,048	2,605,504	9,889,480
Fidelity Series Overseas Fund	6,550,230	5,497,315	821,456	164,923	20,604	1,699,152	12,945,845
Fidelity Series Real Estate Income Fund	158,594	92,259	96,092	10,216	(4,310)	5,889	156,340
Fidelity Series Short-Term Credit Fund	62,293	6,226	68,363	1,114	433	(589)	-
Fidelity Series Small Cap Core Fund	-	492,707	34,864	396	46	22,405	480,294
Fidelity Series Small Cap Opportunities Fund	2,849,577	2,227,409	652,583	41,435	(26,214)	1,048,882	5,447,071
Fidelity Series Stock Selector Large Cap Value Fund	5,305,855	4,423,258	1,148,615	524,630	(92,643)	1,267,734	9,755,589
Fidelity Series Value Discovery Fund	5,419,937	4,954,645	1,171,630	400,243	(71,785)	853,185	9,984,352
	87,281,963	77,033,418	23,812,357	4,346,566	(845,103)	22,663,753	162,321,674

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	247,755	-	247,755	-

Domestic Equity Funds	84,738,572	84,738,572	-	-

International Equity Funds	67,371,366	67,371,366	-	-

Bond Funds	10,208,958	10,208,958	-	-

Short-Term Funds	140,138	140,138	-	-
Total Investments in Securities:	162,706,789	162,459,034	247,755	-
Derivative Instruments: Assets
Futures Contracts	50,687	50,687	-	-
Total Assets	50,687	50,687	-	-
Liabilities
Futures Contracts	(4,514)	(4,514)	-	-
Total Liabilities	(4,514)	(4,514)	-	-
Total Derivative Instruments:	46,173	46,173	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	66	(4,514)
Total Equity Risk	66	(4,514)
Interest Rate Risk
Futures Contracts (a)	50,621	0
Total Interest Rate Risk	50,621	0
Total Value of Derivatives	50,687	(4,514)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2065 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $247,764)	$247,755
Fidelity Central Funds (cost $137,360)	137,360
Other affiliated issuers (cost $143,755,051)	162,321,674

Total Investment in Securities (cost $144,140,175)		$162,706,789
Cash		31,497
Receivable for investments sold		909,948
Receivable for fund shares sold		339,476
Distributions receivable from Fidelity Central Funds		714
Total assets		163,988,424
Liabilities
Payable for investments purchased	$877,871
Payable for fund shares redeemed	343,144
Accrued management fee	87,456
Distribution and service plan fees payable	16,053
Payable for daily variation margin on futures contracts	8,450
Other payables and accrued expenses	366
Total liabilities		1,333,340
Net Assets		$162,655,084
Net Assets consist of:
Paid in capital		$146,468,260
Total accumulated earnings (loss)		16,186,824
Net Assets		$162,655,084

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($48,723,657 ÷ 3,897,693 shares)(a)		$12.50
Maximum offering price per share (100/94.25 of $12.50)		$13.26
Class M :
Net Asset Value and redemption price per share ($11,459,655 ÷ 920,158 shares)(a)		$12.45
Maximum offering price per share (100/96.50 of $12.45)		$12.90
Class C :
Net Asset Value and offering price per share ($2,065,965 ÷ 167,102 shares)(a)		$12.36
Class I :
Net Asset Value, offering price and redemption price per share ($40,471,904 ÷ 3,218,296 shares)		$12.58
Class Z :
Net Asset Value, offering price and redemption price per share ($24,788,780 ÷ 1,970,868 shares)		$12.58
Class Z6 :
Net Asset Value, offering price and redemption price per share ($35,145,123 ÷ 2,784,132 shares)		$12.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$2,541,166
Interest		4,273
Income from Fidelity Central Funds		2,955
Total income		2,548,394
Expenses
Management fee	$794,794
Distribution and service plan fees	149,272
Independent trustees' fees and expenses	352
Miscellaneous	6,984
Total expenses before reductions	951,402
Expense reductions	(3,472)
Total expenses after reductions		947,930
Net Investment income (loss)		1,600,464
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(845,103)
Futures contracts	(167,154)
Capital gain distributions from underlying funds:
Affiliated issuers	1,805,400
Total net realized gain (loss)		793,143
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(9)
Affiliated issuers	22,663,753
Futures contracts	46,173
Total change in net unrealized appreciation (depreciation)		22,709,917
Net gain (loss)		23,503,060
Net increase (decrease) in net assets resulting from operations		$25,103,524
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,600,464	$1,317,961
Net realized gain (loss)	793,143	(1,366,241)
Change in net unrealized appreciation (depreciation)	22,709,917	(2,354,677)
Net increase (decrease) in net assets resulting from operations	25,103,524	(2,402,957)
Distributions to shareholders	(2,309,084)	(4,595,508)

Share transactions - net increase (decrease)	52,590,075	40,043,178
Total increase (decrease) in net assets	75,384,515	33,044,713

Net Assets
Beginning of period	87,270,569	54,225,856
End of period	$162,655,084	$87,270,569

Financial Highlights
Fidelity Advisor Freedom® 2065 Fund Class A

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.53	$12.30	$12.77	$8.47	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.19	.25	.08	.12
Net realized and unrealized gain (loss)	2.04	(1.11)	.14	4.53	(1.48)
Total from investment operations	2.17	(.92)	.39	4.61	(1.36)
Distributions from net investment income	(.13)	(.18)	(.24)	(.10)	(.13)
Distributions from net realized gain	(.07)	(.67)	(.62)	(.21)	(.04)
Total distributions	(.20)	(.85)	(.86)	(.31)	(.17)
Net asset value, end of period	$12.50	$10.53	$12.30	$12.77	$8.47
Total Return D,E,F	20.88%	(7.18)%	2.75%	55.16%	(13.92)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01% I,J
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01% I,J
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01% I,J
Net investment income (loss)	1.17%	1.84%	1.94%	.71%	1.60% I
Supplemental Data
Net assets, end of period (000 omitted)	$48,724	$27,360	$18,134	$9,613	$1,980
Portfolio turnover rate K	20%	31%	29%	31%	33% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class M

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.50	$12.27	$12.76	$8.47	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.16	.22	.05	.10
Net realized and unrealized gain (loss)	2.03	(1.10)	.14	4.53	(1.47)
Total from investment operations	2.13	(.94)	.36	4.58	(1.37)
Distributions from net investment income	(.11)	(.17)	(.24)	(.08)	(.11)
Distributions from net realized gain	(.07)	(.66)	(.61)	(.20)	(.04)
Total distributions	(.18)	(.83)	(.85)	(.29) D	(.16) D
Net asset value, end of period	$12.45	$10.50	$12.27	$12.76	$8.47
Total Return E,F,G	20.53%	(7.40)%	2.47%	54.73%	(14.05)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.25% J
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25% J
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.25% J
Net investment income (loss)	.92%	1.59%	1.69%	.46%	1.35% J
Supplemental Data
Net assets, end of period (000 omitted)	$11,460	$7,540	$4,402	$1,230	$332
Portfolio turnover rate K	20%	31%	29%	31%	33% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class C

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.46	$12.24	$12.73	$8.46	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.11	.15	- D	.06
Net realized and unrealized gain (loss)	2.01	(1.10)	.14	4.51	(1.47)
Total from investment operations	2.06	(.99)	.29	4.51	(1.41)
Distributions from net investment income	(.09)	(.13)	(.18)	(.04)	(.09)
Distributions from net realized gain	(.07)	(.65)	(.60)	(.20)	(.04)
Total distributions	(.16)	(.79) E	(.78)	(.24)	(.13)
Net asset value, end of period	$12.36	$10.46	$12.24	$12.73	$8.46
Total Return F,G,H	19.93%	(7.88)%	2.00%	53.95%	(14.38)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.76% K	1.75%	1.75%	1.75%	1.75% L
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.75% L
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.75% L
Net investment income (loss)	.41%	1.09%	1.19%	(.04)%	.86% L
Supplemental Data
Net assets, end of period (000 omitted)	$2,066	$1,110	$774	$434	$183
Portfolio turnover rate M	20%	31%	29%	31%	33% L

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class I

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.57	$12.34	$12.81	$8.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.22	.29	.11	.14
Net realized and unrealized gain (loss)	2.06	(1.12)	.13	4.55	(1.48)
Total from investment operations	2.22	(.90)	.42	4.66	(1.34)
Distributions from net investment income	(.14)	(.20)	(.26)	(.12)	(.14)
Distributions from net realized gain	(.07)	(.67)	(.63)	(.21)	(.04)
Total distributions	(.21)	(.87)	(.89)	(.33)	(.18)
Net asset value, end of period	$12.58	$10.57	$12.34	$12.81	$8.48
Total Return D,E	21.29%	(6.99)%	2.94%	55.68%	(13.78)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.75%	.75%	.75%	.75%	.75% H
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75% H
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75% H
Net investment income (loss)	1.42%	2.09%	2.19%	.96%	1.85% H
Supplemental Data
Net assets, end of period (000 omitted)	$40,472	$31,530	$21,524	$11,782	$2,383
Portfolio turnover rate I	20%	31%	29%	31%	33% H

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class Z

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.59	$12.37	$12.84	$8.49	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.23	.30	.12	.15
Net realized and unrealized gain (loss)	2.07	(1.12)	.13	4.56	(1.48)
Total from investment operations	2.24	(.89)	.43	4.68	(1.33)
Distributions from net investment income	(.17)	(.21)	(.28)	(.12)	(.14)
Distributions from net realized gain	(.07)	(.68)	(.62)	(.20)	(.04)
Total distributions	(.25) D	(.89)	(.90)	(.33) D	(.18)
Net asset value, end of period	$12.58	$10.59	$12.37	$12.84	$8.49
Total Return E,F	21.40%	(6.89)%	3.02%	55.80%	(13.68)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.65% I	.64%	.64%	.65% I	.64% J
Expenses net of fee waivers, if any	.65 % I	.64%	.64%	.65% I	.64% J
Expenses net of all reductions	.65% I	.64%	.64%	.65% I	.64% J
Net investment income (loss)	1.52%	2.19%	2.29%	1.07%	1.96% J
Supplemental Data
Net assets, end of period (000 omitted)	$24,789	$4,912	$1,893	$535	$176
Portfolio turnover rate K	20%	31%	29%	31%	33% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class Z6

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$12.39	$12.85	$8.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.24	.32	.14	.15
Net realized and unrealized gain (loss)	2.07	(1.12)	.14	4.55	(1.47)
Total from investment operations	2.26	(.88)	.46	4.69	(1.32)
Distributions from net investment income	(.18)	(.21)	(.29)	(.13)	(.14)
Distributions from net realized gain	(.07)	(.68)	(.63)	(.21)	(.04)
Total distributions	(.25)	(.90) D	(.92)	(.34)	(.18)
Net asset value, end of period	$12.62	$10.61	$12.39	$12.85	$8.50
Total Return E,F	21.57%	(6.79)%	3.27%	55.97%	(13.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.46% I	.49%	.49%	.49%	.50% I,J
Expenses net of fee waivers, if any	.45%	.49%	.49%	.49%	.50% I,J
Expenses net of all reductions	.45%	.49%	.49%	.49%	.50% I,J
Net investment income (loss)	1.71%	2.34%	2.44%	1.22%	2.11% J
Supplemental Data
Net assets, end of period (000 omitted)	$35,145	$14,818	$7,499	$2,527	$905
Portfolio turnover rate K	20%	31%	29%	31%	33% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended March 31, 2024

1. Organization.
Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund and Fidelity Advisor Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I, Class Z and Class Z6 are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

During March 2024, the Board of Trustees approved the renaming of Class Z6 to Class K6 for each Fund effective on or about May 24, 2024.

Effective May 8, 2024, Fidelity Advisor Freedom 2005 Fund will be closed to new accounts with certain exceptions. Effective June 13, 2024, Fidelity Advisor Freedom 2005 Fund will be closed to all new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Advisor Freedom Income Fund	169,128,963	11,452,373	(11,263,190)	189,183
Fidelity Advisor Freedom 2005 Fund	93,300,962	6,758,284	(6,145,891)	612,393
Fidelity Advisor Freedom 2010 Fund	236,833,641	24,845,366	(16,201,947)	8,643,419
Fidelity Advisor Freedom 2015 Fund	454,201,690	70,378,120	(31,452,115)	38,926,005
Fidelity Advisor Freedom 2020 Fund	1,181,417,863	223,294,824	(100,362,307)	122,932,517
Fidelity Advisor Freedom 2025 Fund	2,070,675,834	448,284,542	(181,888,270)	266,396,272
Fidelity Advisor Freedom 2030 Fund	2,682,929,452	641,855,850	(194,089,679)	447,766,171
Fidelity Advisor Freedom 2035 Fund	2,380,067,134	677,113,994	(131,906,475)	545,207,519
Fidelity Advisor Freedom 2040 Fund	2,112,131,896	718,077,895	(77,057,438)	641,020,457
Fidelity Advisor Freedom 2045 Fund	1,585,144,766	498,724,975	(51,884,584)	446,840,391
Fidelity Advisor Freedom 2050 Fund	1,407,285,915	422,917,878	(42,267,374)	380,650,504
Fidelity Advisor Freedom 2055 Fund	1,029,145,662	233,175,984	(32,450,864)	200,725,120
Fidelity Advisor Freedom 2060 Fund	559,278,530	95,947,393	(19,373,720)	76,573,673
Fidelity Advisor Freedom 2065 Fund	147,396,676	19,250,209	(3,940,096)	15,310,113

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Advisor Freedom Income Fund	358,650	-	(4,477,209)	189,183
Fidelity Advisor Freedom 2005 Fund	232,051	-	(2,104,420)	612,393
Fidelity Advisor Freedom 2010 Fund	643,127	-	(1,332,142)	8,643,419
Fidelity Advisor Freedom 2015 Fund	1,377,771	3,971,391	-	38,926,005
Fidelity Advisor Freedom 2020 Fund	2,590,425	16,192,246	-	122,932,517
Fidelity Advisor Freedom 2025 Fund	3,347,017	12,206,512	-	266,396,272
Fidelity Advisor Freedom 2030 Fund	3,482,132	1,259,790	-	447,766,171
Fidelity Advisor Freedom 2035 Fund	1,308,570	20,064,552	-	545,207,519
Fidelity Advisor Freedom 2040 Fund	-	11,320,642	-	641,020,457
Fidelity Advisor Freedom 2045 Fund	-	1,314,139	-	446,840,391
Fidelity Advisor Freedom 2050 Fund	-	148,637	-	380,650,504
Fidelity Advisor Freedom 2055 Fund	-	1,910,923	-	200,725,120
Fidelity Advisor Freedom 2060 Fund	-	2,722,038	-	76,573,673
Fidelity Advisor Freedom 2065 Fund	-	976,187	-	15,310,113

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Advisor Freedom Income Fund	(1,329,782)	(3,147,427)	(4,477,209)
Fidelity Advisor Freedom 2005 Fund	(1,372,347)	(732,073)	(2,104,420)
Fidelity Advisor Freedom 2010 Fund	(1,332,142)	-	(1,332,142)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2024 to March 31, 2024. Loss deferrals were as follows:

Ordinary losses ($)
Fidelity Advisor Freedom 2040 Fund	(1,248,076)
Fidelity Advisor Freedom 2045 Fund	(1,574,533)
Fidelity Advisor Freedom 2050 Fund	(1,369,133)
Fidelity Advisor Freedom 2055 Fund	(865,621)
Fidelity Advisor Freedom 2060 Fund	(440,096)
Fidelity Advisor Freedom 2065 Fund	(99,477)

The tax character of distributions paid was as follows:

March 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Advisor Freedom Income Fund	4,860,753	-	4,860,753
Fidelity Advisor Freedom 2005 Fund	2,517,151	-	2,517,151
Fidelity Advisor Freedom 2010 Fund	6,384,356	-	6,384,356
Fidelity Advisor Freedom 2015 Fund	11,822,633	436,279	12,258,912
Fidelity Advisor Freedom 2020 Fund	28,071,337	1,248,061	29,319,398
Fidelity Advisor Freedom 2025 Fund	46,214,879	-	46,214,879
Fidelity Advisor Freedom 2030 Fund	54,978,965	-	54,978,965
Fidelity Advisor Freedom 2035 Fund	43,222,361	-	43,222,361
Fidelity Advisor Freedom 2040 Fund	31,916,082	-	31,916,082
Fidelity Advisor Freedom 2045 Fund	22,430,050	4,689,664	27,119,714
Fidelity Advisor Freedom 2050 Fund	20,005,747	2,458,584	22,464,331
Fidelity Advisor Freedom 2055 Fund	13,774,031	5,094,293	18,868,324
Fidelity Advisor Freedom 2060 Fund	6,992,947	4,302,724	11,295,671
Fidelity Advisor Freedom 2065 Fund	1,704,563	604,521	2,309,084

March 31, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Advisor Freedom Income Fund	6,166,261	4,539,148	10,705,409
Fidelity Advisor Freedom 2005 Fund	3,635,783	3,514,891	7,150,674
Fidelity Advisor Freedom 2010 Fund	8,461,993	10,803,306	19,265,299
Fidelity Advisor Freedom 2015 Fund	16,671,060	29,739,422	46,410,482
Fidelity Advisor Freedom 2020 Fund	39,806,272	87,860,953	127,667,225
Fidelity Advisor Freedom 2025 Fund	64,212,854	144,784,082	208,996,936
Fidelity Advisor Freedom 2030 Fund	69,389,862	175,049,489	244,439,351
Fidelity Advisor Freedom 2035 Fund	53,214,439	182,166,850	235,381,289
Fidelity Advisor Freedom 2040 Fund	44,522,952	187,103,006	231,625,958
Fidelity Advisor Freedom 2045 Fund	32,135,998	129,932,145	162,068,143
Fidelity Advisor Freedom 2050 Fund	27,287,885	109,120,733	136,408,618
Fidelity Advisor Freedom 2055 Fund	17,406,119	68,321,488	85,727,607
Fidelity Advisor Freedom 2060 Fund	7,974,490	27,646,868	35,621,358
Fidelity Advisor Freedom 2065 Fund	1,425,560	3,169,948	4,595,508
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Freedom Income Fund
Equity Risk
Futures Contracts	(359,715)	133,243
Total Equity Risk	(359,715)	133,243
Interest Rate Risk
Futures Contracts	(293,660)	(36,935)
Total Interest Rate Risk	(293,660)	(36,935)
Totals	(653,375)	96,308
Fidelity Advisor Freedom 2005 Fund
Equity Risk
Futures Contracts	(193,117)	75,844
Total Equity Risk	(193,117)	75,844
Interest Rate Risk
Futures Contracts	(173,617)	(25,743)
Total Interest Rate Risk	(173,617)	(25,743)
Totals	(366,734)	50,101
Fidelity Advisor Freedom 2010 Fund
Equity Risk
Futures Contracts	(516,142)	192,857
Total Equity Risk	(516,142)	192,857
Interest Rate Risk
Futures Contracts	(439,721)	(62,793)
Total Interest Rate Risk	(439,721)	(62,793)
Totals	(955,863)	130,064
Fidelity Advisor Freedom 2015 Fund
Equity Risk
Futures Contracts	(937,360)	389,808
Total Equity Risk	(937,360)	389,808
Interest Rate Risk
Futures Contracts	(896,415)	(142,183)
Total Interest Rate Risk	(896,415)	(142,183)
Totals	(1,833,775)	247,625
Fidelity Advisor Freedom 2020 Fund
Equity Risk
Futures Contracts	(2,595,445)	962,600
Total Equity Risk	(2,595,445)	962,600
Interest Rate Risk
Futures Contracts	(2,292,960)	(343,901)
Total Interest Rate Risk	(2,292,960)	(343,901)
Totals	(4,888,405)	618,699
Fidelity Advisor Freedom 2025 Fund
Equity Risk
Futures Contracts	(4,389,688)	1,575,554
Total Equity Risk	(4,389,688)	1,575,554
Interest Rate Risk
Futures Contracts	(3,981,620)	(554,986)
Total Interest Rate Risk	(3,981,620)	(554,986)
Totals	(8,371,308)	1,020,568
Fidelity Advisor Freedom 2030 Fund
Equity Risk
Futures Contracts	(5,543,819)	1,866,381
Total Equity Risk	(5,543,819)	1,866,381
Interest Rate Risk
Futures Contracts	(5,037,754)	(603,377)
Total Interest Rate Risk	(5,037,754)	(603,377)
Totals	(10,581,573)	1,263,004
Fidelity Advisor Freedom 2035 Fund
Equity Risk
Futures Contracts	(4,782,558)	1,607,348
Total Equity Risk	(4,782,558)	1,607,348
Interest Rate Risk
Futures Contracts	(4,568,747)	(511,966)
Total Interest Rate Risk	(4,568,747)	(511,966)
Totals	(9,351,305)	1,095,382
Fidelity Advisor Freedom 2040 Fund
Equity Risk
Futures Contracts	(4,612,510)	1,424,020
Total Equity Risk	(4,612,510)	1,424,020
Interest Rate Risk
Futures Contracts	(4,281,709)	(438,550)
Total Interest Rate Risk	(4,281,709)	(438,550)
Totals	(8,894,219)	985,470
Fidelity Advisor Freedom 2045 Fund
Equity Risk
Futures Contracts	(3,342,891)	1,045,669
Total Equity Risk	(3,342,891)	1,045,669
Interest Rate Risk
Futures Contracts	(3,092,203)	(190,227)
Total Interest Rate Risk	(3,092,203)	(190,227)
Totals	(6,435,094)	855,442
Fidelity Advisor Freedom 2050 Fund
Equity Risk
Futures Contracts	(2,926,705)	909,034
Total Equity Risk	(2,926,705)	909,034
Interest Rate Risk
Futures Contracts	(2,717,861)	(156,431)
Total Interest Rate Risk	(2,717,861)	(156,431)
Totals	(5,644,566)	752,603
Fidelity Advisor Freedom 2055 Fund
Equity Risk
Futures Contracts	(1,979,343)	594,344
Total Equity Risk	(1,979,343)	594,344
Interest Rate Risk
Futures Contracts	(1,803,589)	(78,213)
Total Interest Rate Risk	(1,803,589)	(78,213)
Totals	(3,782,932)	516,131
Fidelity Advisor Freedom 2060 Fund
Equity Risk
Futures Contracts	(968,360)	283,609
Total Equity Risk	(968,360)	283,609
Interest Rate Risk
Futures Contracts	(885,837)	(16,578)
Total Interest Rate Risk	(885,837)	(16,578)
Totals	(1,854,197)	267,031
Fidelity Advisor Freedom 2065 Fund
Equity Risk
Futures Contracts	(135,896)	(4,448)
Total Equity Risk	(135,896)	(4,448)
Interest Rate Risk
Futures Contracts	(31,258)	50,621
Total Interest Rate Risk	(31,258)	50,621
Totals	(167,154)	46,173

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Freedom Income Fund	31,617,515	45,109,596
Fidelity Advisor Freedom 2005 Fund	21,356,230	34,965,784
Fidelity Advisor Freedom 2010 Fund	35,123,651	69,482,373
Fidelity Advisor Freedom 2015 Fund	66,809,031	163,605,305
Fidelity Advisor Freedom 2020 Fund	187,427,910	402,289,200
Fidelity Advisor Freedom 2025 Fund	321,273,650	593,226,243
Fidelity Advisor Freedom 2030 Fund	476,251,882	592,929,325
Fidelity Advisor Freedom 2035 Fund	485,538,676	540,458,893
Fidelity Advisor Freedom 2040 Fund	444,740,046	469,461,963
Fidelity Advisor Freedom 2045 Fund	337,025,604	317,615,179
Fidelity Advisor Freedom 2050 Fund	298,653,889	267,078,243
Fidelity Advisor Freedom 2055 Fund	247,750,610	164,032,768
Fidelity Advisor Freedom 2060 Fund	161,302,450	72,805,762
Fidelity Advisor Freedom 2065 Fund	77,033,418	23,812,357
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Advisor Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, Z6)
Fidelity Advisor Freedom Income Fund	.465%	.415%
Fidelity Advisor Freedom 2005 Fund	.465%	.415%
Fidelity Advisor Freedom 2010 Fund	.482%	.428%
Fidelity Advisor Freedom 2015 Fund	.525%	.461%
Fidelity Advisor Freedom 2020 Fund	.567%	.496%
Fidelity Advisor Freedom 2025 Fund	.610%	.531%
Fidelity Advisor Freedom 2030 Fund	.652%	.566%
Fidelity Advisor Freedom 2035 Fund	.695%	.601%
Fidelity Advisor Freedom 2040 Fund	.737%	.636%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%
Fidelity Advisor Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Fidelity Advisor Freedom Income Fund	.24%
Fidelity Advisor Freedom 2005 Fund	.24%
Fidelity Advisor Freedom 2010 Fund	.25%
Fidelity Advisor Freedom 2015 Fund	.27%
Fidelity Advisor Freedom 2020 Fund	.30%
Fidelity Advisor Freedom 2025 Fund	.34%
Fidelity Advisor Freedom 2030 Fund	.37%
Fidelity Advisor Freedom 2035 Fund	.41%
Fidelity Advisor Freedom 2040 Fund	.44%
Fidelity Advisor Freedom 2045 Fund	.45%
Fidelity Advisor Freedom 2050 Fund	.45%
Fidelity Advisor Freedom 2055 Fund	.45%
Fidelity Advisor Freedom 2060 Fund	.45%
Fidelity Advisor Freedom 2065 Fund	.45%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Advisor Freedom Income Fund
Class A	- %	.25%	158,624	11,000
Class M	.25%	.25%	123,886	-
Class C	.75%	.25%	40,608	2,269
			323,118	13,269
Fidelity Advisor Freedom 2005 Fund
Class A	- %	.25%	95,909	898
Class M	.25%	.25%	88,246	-
Class C	.75%	.25%	5,572	393
			189,727	1,291
Fidelity Advisor Freedom 2010 Fund
Class A	- %	.25%	252,467	4,011
Class M	.25%	.25%	235,424	298
Class C	.75%	.25%	17,436	1,859
			505,327	6,168
Fidelity Advisor Freedom 2015 Fund
Class A	- %	.25%	571,413	12,385
Class M	.25%	.25%	384,628	329
Class C	.75%	.25%	85,501	4,487
			1,041,542	17,201
Fidelity Advisor Freedom 2020 Fund
Class A	- %	.25%	1,365,088	49,352
Class M	.25%	.25%	991,528	4,918
Class C	.75%	.25%	237,653	22,263
			2,594,269	76,533
Fidelity Advisor Freedom 2025 Fund
Class A	- %	.25%	2,225,204	86,359
Class M	.25%	.25%	1,617,764	4,774
Class C	.75%	.25%	335,056	36,498
			4,178,024	127,631
Fidelity Advisor Freedom 2030 Fund
Class A	- %	.25%	2,712,633	111,384
Class M	.25%	.25%	2,037,734	12,590
Class C	.75%	.25%	478,311	55,284
			5,228,678	179,258
Fidelity Advisor Freedom 2035 Fund
Class A	- %	.25%	2,364,997	94,644
Class M	.25%	.25%	1,871,573	5,696
Class C	.75%	.25%	405,835	61,189
			4,642,405	161,529
Fidelity Advisor Freedom 2040 Fund
Class A	- %	.25%	2,204,778	112,505
Class M	.25%	.25%	1,745,310	6,296
Class C	.75%	.25%	370,732	50,749
			4,320,820	169,550
Fidelity Advisor Freedom 2045 Fund
Class A	- %	.25%	1,392,524	69,778
Class M	.25%	.25%	1,170,523	2,670
Class C	.75%	.25%	252,109	40,031
			2,815,156	112,479
Fidelity Advisor Freedom 2050 Fund
Class A	- %	.25%	1,214,484	63,678
Class M	.25%	.25%	951,564	1,600
Class C	.75%	.25%	267,193	39,698
			2,433,241	104,976
Fidelity Advisor Freedom 2055 Fund
Class A	- %	.25%	735,199	40,244
Class M	.25%	.25%	588,599	1,618
Class C	.75%	.25%	165,003	30,783
			1,488,801	72,645
Fidelity Advisor Freedom 2060 Fund
Class A	- %	.25%	355,211	20,415
Class M	.25%	.25%	288,558	-
Class C	.75%	.25%	98,751	23,936
			742,520	44,351
Fidelity Advisor Freedom 2065 Fund
Class A	- %	.25%	87,820	2,590
Class M	.25%	.25%	46,560	330
Class C	.75%	.25%	14,892	7,310
			149,272	10,230

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Advisor Freedom Income Fund
Class A	1,459
Class M	468
Class CA	175
2,102
Fidelity Advisor Freedom 2005 Fund
Class A	515
Class M	181
Class CA	38
734
Fidelity Advisor Freedom 2010 Fund
Class A	1,976
Class M	355
Class CA	95
2,426
Fidelity Advisor Freedom 2015 Fund
Class A	7,737
Class M	1,009
Class CA	1,643
10,389
Fidelity Advisor Freedom 2020 Fund
Class A	17,219
Class M	6,696
Class CA	1,198
25,113
Fidelity Advisor Freedom 2025 Fund
Class A	31,436
Class M	12,946
Class CA	3,602
47,984
Fidelity Advisor Freedom 2030 Fund
Class A	74,909
Class M	16,420
Class CA	3,520
94,849
Fidelity Advisor Freedom 2035 Fund
Class A	62,829
Class M	16,320
Class CA	4,867
84,016
Fidelity Advisor Freedom 2040 Fund
Class A	72,434
Class M	14,801
Class CA	5,083
92,318
Fidelity Advisor Freedom 2045 Fund
Class A	56,894
Class M	9,853
Class CA	3,862
70,609
Fidelity Advisor Freedom 2050 Fund
Class A	54,334
Class M	9,946
Class CA	3,247
67,527
Fidelity Advisor Freedom 2055 Fund
Class A	45,815
Class M	6,651
Class CA	2,852
55,318
Fidelity Advisor Freedom 2060 Fund
Class A	34,380
Class M	4,752
Class CA	1,557
40,689
Fidelity Advisor Freedom 2065 Fund
Class A	21,838
Class M	2,467
Class CA	528
24,833

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Reallocation of Underlying Fund Investments During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Changes in Net Assets.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Advisor Freedom Income Fund	4,025,237	138,468
Fidelity Advisor Freedom 2005 Fund	2,552,730	78,710
Fidelity Advisor Freedom 2010 Fund	5,004,220	157,160
Fidelity Advisor Freedom 2015 Fund	8,960,932	293,596
Fidelity Advisor Freedom 2020 Fund	18,388,301	597,716
Fidelity Advisor Freedom 2025 Fund	24,406,231	853,469
Fidelity Advisor Freedom 2030 Fund	20,970,164	767,615
7. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of class-level average net assets on an annual basis. This reimbursement will remain in place through July 31, 2025. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement ($)
Fidelity Advisor Freedom 2060 Fund
Class A	44
Class M	26
Class Z	155
Fidelity Advisor Freedom 2065 Fund
Class A	1,029
Class M	294
Class C	41
Class I	938
Class Z	507
Class Z6	656

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits ($)	Transfer Agent credits ($)
Fidelity Advisor Freedom Income Fund	312
Class M		91
Fidelity Advisor Freedom 2005 Fund	420
Class M		57
Fidelity Advisor Freedom 2010 Fund	231
Fidelity Advisor Freedom 2015 Fund	97
Class M		123
Fidelity Advisor Freedom 2020 Fund	62
Class M		1,013
Fidelity Advisor Freedom 2025 Fund	58
Class M		1,656
Fidelity Advisor Freedom 2030 Fund	32
Class M		1,389
Fidelity Advisor Freedom 2035 Fund	27
Class M		1,622
Fidelity Advisor Freedom 2040 Fund	43
Class M		1,084
Fidelity Advisor Freedom 2045 Fund	33
Class M		761
Fidelity Advisor Freedom 2050 Fund	64
Class M		141
Fidelity Advisor Freedom 2055 Fund	74
Class M		73
Fidelity Advisor Freedom 2060 Fund	186
Fidelity Advisor Freedom 2065 Fund	7
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2024	Year ended March 31, 2023
Fidelity Advisor Freedom Income Fund
Distributions to shareholders
Class A	$1,749,430	$3,720,523
Class M	615,519	1,508,056
Class C	78,896	264,746
Class I	1,413,559	3,938,337
Class Z	504,617	468,463
Class Z6	498,732	805,284
Total	$4,860,753	$10,705,409
Fidelity Advisor Freedom 2005 Fund
Distributions to shareholders
Class A	$931,926	$3,018,276
Class M	377,104	1,100,528
Class C	7,004	39,912
Class I	554,343	2,264,991
Class Z	365,890	371,178
Class Z6	280,884	355,789
Total	$2,517,151	$7,150,674
Fidelity Advisor Freedom 2010 Fund
Distributions to shareholders
Class A	$2,449,995	$7,734,986
Class M	1,026,935	3,375,687
Class C	23,390	167,197
Class I	1,481,647	6,038,578
Class Z	706,507	600,016
Class Z6	695,882	1,348,835
Total	$6,384,356	$19,265,299
Fidelity Advisor Freedom 2015 Fund
Distributions to shareholders
Class A	$5,276,692	$20,443,822
Class M	1,549,117	6,754,138
Class C	127,655	737,600
Class I	2,562,669	14,131,008
Class Z	1,625,690	1,884,621
Class Z6	1,117,089	2,459,293
Total	$12,258,912	$46,410,482
Fidelity Advisor Freedom 2020 Fund
Distributions to shareholders
Class A	$11,585,400	$51,386,167
Class M	3,713,899	18,338,977
Class C	353,293	2,371,554
Class I	6,164,209	41,241,213
Class Z	4,160,692	5,386,277
Class Z6	3,341,905	8,943,037
Total	$29,319,398	$127,667,225
Fidelity Advisor Freedom 2025 Fund
Distributions to shareholders
Class A	$16,808,894	$81,442,030
Class M	5,331,789	28,339,745
Class C	434,534	3,043,781
Class I	10,866,623	71,617,618
Class Z	6,953,448	8,833,536
Class Z6	5,819,591	15,720,226
Total	$46,214,879	$208,996,936
Fidelity Advisor Freedom 2030 Fund
Distributions to shareholders
Class A	$18,844,690	$90,284,094
Class M	6,307,362	33,541,239
Class C	583,281	3,999,193
Class I	13,489,111	88,552,608
Class Z	8,402,615	9,311,102
Class Z6	7,351,906	18,751,115
Total	$54,978,965	$244,439,351
Fidelity Advisor Freedom 2035 Fund
Distributions to shareholders
Class A	$14,343,214	$84,359,188
Class M	4,994,602	32,338,714
Class C	454,062	3,551,224
Class I	10,160,490	86,390,472
Class Z	7,015,697	9,071,529
Class Z6	6,254,296	19,670,162
Total	$43,222,361	$235,381,289
Fidelity Advisor Freedom 2040 Fund
Distributions to shareholders
Class A	$10,471,271	$83,015,949
Class M	3,515,118	32,728,433
Class C	266,239	3,541,416
Class I	7,740,781	84,713,694
Class Z	4,964,736	8,359,895
Class Z6	4,957,937	19,266,571
Total	$31,916,082	$231,625,958
Fidelity Advisor Freedom 2045 Fund
Distributions to shareholders
Class A	$7,724,654	$51,576,090
Class M	2,852,024	21,275,105
Class C	231,227	2,371,939
Class I	7,335,362	63,783,353
Class Z	4,081,402	6,694,337
Class Z6	4,895,045	16,367,319
Total	$27,119,714	$162,068,143
Fidelity Advisor Freedom 2050 Fund
Distributions to shareholders
Class A	$6,252,824	$42,739,720
Class M	2,095,935	16,843,086
Class C	223,351	2,429,315
Class I	6,337,275	55,467,370
Class Z	3,284,779	4,855,265
Class Z6	4,270,167	14,073,862
Total	$22,464,331	$136,408,618
Fidelity Advisor Freedom 2055 Fund
Distributions to shareholders
Class A	$4,780,847	$24,810,489
Class M	1,720,440	9,917,017
Class C	194,596	1,303,849
Class I	5,862,217	36,063,948
Class Z	2,353,204	3,323,861
Class Z6	3,957,020	10,308,443
Total	$18,868,324	$85,727,607
Fidelity Advisor Freedom 2060 Fund
Distributions to shareholders
Class A	$2,871,923	$10,233,965
Class M	1,067,008	4,086,174
Class C	154,198	670,022
Class I	3,444,112	14,629,468
Class Z	1,408,124	1,539,003
Class Z6	2,350,306	4,462,726
Total	$11,295,671	$35,621,358
Fidelity Advisor Freedom 2065 Fund
Distributions to shareholders
Class A	$627,113	$1,477,259
Class M	148,944	373,566
Class C	22,128	57,122
Class I	643,414	1,786,675
Class Z	331,244	202,090
Class Z6	536,241	698,796
Total	$2,309,084	$4,595,508
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2024	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2023
Fidelity Advisor Freedom Income Fund
Class A
Shares sold	1,402,051	1,562,636	$13,608,378	$15,389,429
Reinvestment of distributions	172,794	370,100	1,694,243	3,610,857
Shares redeemed	(1,730,981)	(2,325,063)	(16,859,635)	(22,914,801)
Net increase (decrease)	(156,136)	(392,327)	$(1,557,014)	$(3,914,515)
Class M
Shares sold	443,433	410,852	$4,315,147	$4,028,805
Reinvestment of distributions	62,819	154,068	614,817	1,499,903
Shares redeemed	(794,872)	(786,568)	(7,731,973)	(7,680,516)
Net increase (decrease)	(288,620)	(221,648)	$(2,802,009)	$(2,151,808)
Class C
Shares sold	56,955	34,358	$553,189	$334,765
Reinvestment of distributions	7,108	24,662	69,108	238,411
Shares redeemed	(134,098)	(190,850)	(1,287,485)	(1,859,950)
Net increase (decrease)	(70,035)	(131,830)	$(665,188)	$(1,286,774)
Class I
Shares sold	942,217	1,805,467	$9,198,283	$18,077,770
Reinvestment of distributions	142,189	399,580	1,398,103	3,916,991
Shares redeemed	(2,748,602)	(3,599,171)	(26,777,688)	(35,336,656)
Net increase (decrease)	(1,664,196)	(1,394,124)	$(16,181,302)	$(13,341,895)
Class Z
Shares sold	1,307,174	705,859	$12,637,738	$6,967,102
Reinvestment of distributions	49,385	42,791	485,310	414,942
Shares redeemed	(620,631)	(309,492)	(6,044,512)	(3,065,336)
Net increase (decrease)	735,928	439,158	$7,078,536	$4,316,708
Class Z6
Shares sold	686,469	746,200	$6,670,834	$7,319,757
Reinvestment of distributions	48,974	81,315	481,109	794,846
Shares redeemed	(659,218)	(709,143)	(6,467,676)	(6,922,357)
Net increase (decrease)	76,225	118,372	$684,267	$1,192,246
Fidelity Advisor Freedom 2005 Fund
Class A
Shares sold	434,124	615,902	$4,308,296	$6,244,157
Reinvestment of distributions	91,354	290,217	922,786	2,888,447
Shares redeemed	(1,355,431)	(2,322,790)	(13,472,761)	(23,610,077)
Net increase (decrease)	(829,953)	(1,416,671)	$(8,241,679)	$(14,477,473)
Class M
Shares sold	398,172	267,481	$3,949,328	$2,710,708
Reinvestment of distributions	37,325	110,857	376,431	1,098,657
Shares redeemed	(623,462)	(424,530)	(6,194,068)	(4,210,483)
Net increase (decrease)	(187,965)	(46,192)	$(1,868,309)	$(401,118)
Class C
Shares sold	3,845	4,363	$38,338	$44,078
Reinvestment of distributions	688	3,980	7,004	39,912
Shares redeemed	(25,492)	(37,950)	(249,807)	(382,365)
Net increase (decrease)	(20,959)	(29,607)	$(204,465)	$(298,375)
Class I
Shares sold	375,226	651,697	$3,776,816	$6,625,022
Reinvestment of distributions	54,390	225,915	553,266	2,262,610
Shares redeemed	(1,826,149)	(1,952,266)	(18,277,178)	(19,774,225)
Net increase (decrease)	(1,396,533)	(1,074,654)	$(13,947,096)	$(10,886,593)
Class Z
Shares sold	1,034,182	348,106	$10,220,809	$3,579,192
Reinvestment of distributions	36,175	37,475	364,822	371,178
Shares redeemed	(352,838)	(313,567)	(3,506,576)	(3,141,129)
Net increase (decrease)	717,519	72,014	$7,079,055	$809,241
Class Z6
Shares sold	1,015,216	355,511	$10,118,000	$3,582,780
Reinvestment of distributions	27,740	35,766	280,489	354,105
Shares redeemed	(711,977)	(265,932)	(7,081,288)	(2,666,596)
Net increase (decrease)	330,979	125,345	$3,317,201	$1,270,289
Fidelity Advisor Freedom 2010 Fund
Class A
Shares sold	606,063	830,931	$6,204,697	$8,507,621
Reinvestment of distributions	230,386	746,783	2,393,132	7,575,143
Shares redeemed	(2,097,428)	(2,970,111)	(21,387,911)	(30,317,566)
Net increase (decrease)	(1,260,979)	(1,392,397)	$(12,790,082)	$(14,234,802)
Class M
Shares sold	405,157	382,378	$4,111,665	$3,892,859
Reinvestment of distributions	99,233	334,286	1,025,538	3,371,723
Shares redeemed	(1,002,559)	(1,267,913)	(10,190,523)	(12,870,543)
Net increase (decrease)	(498,169)	(551,249)	$(5,053,320)	$(5,605,961)
Class C
Shares sold	5,450	28,189	$55,416	$284,436
Reinvestment of distributions	2,257	16,502	23,360	166,797
Shares redeemed	(107,002)	(208,602)	(1,087,102)	(2,158,254)
Net increase (decrease)	(99,295)	(163,911)	$(1,008,326)	$(1,707,021)
Class I
Shares sold	588,997	1,031,127	$6,070,993	$10,671,641
Reinvestment of distributions	141,405	590,056	1,472,415	6,002,755
Shares redeemed	(3,991,454)	(2,637,063)	(40,870,099)	(27,227,270)
Net increase (decrease)	(3,261,052)	(1,015,880)	$(33,326,691)	$(10,552,874)
Class Z
Shares sold	2,089,629	387,674	$21,033,261	$4,026,773
Reinvestment of distributions	68,319	59,601	706,491	599,206
Shares redeemed	(586,574)	(254,907)	(5,970,385)	(2,592,293)
Net increase (decrease)	1,571,374	192,368	$15,769,367	$2,033,686
Class Z6
Shares sold	745,292	633,145	$7,678,876	$6,460,718
Reinvestment of distributions	64,830	128,910	671,544	1,299,926
Shares redeemed	(678,599)	(440,247)	(6,921,794)	(4,502,326)
Net increase (decrease)	131,523	321,808	$1,428,626	$3,258,318
Fidelity Advisor Freedom 2015 Fund
Class A
Shares sold	1,384,658	1,984,439	$13,898,224	$19,699,542
Reinvestment of distributions	507,961	2,037,550	5,211,465	20,212,520
Shares redeemed	(6,195,194)	(6,347,429)	(62,083,690)	(63,012,779)
Net increase (decrease)	(4,302,575)	(2,325,440)	$(42,974,001)	$(23,100,717)
Class M
Shares sold	463,111	750,796	$4,640,230	$7,465,655
Reinvestment of distributions	150,875	680,761	1,544,969	6,734,031
Shares redeemed	(2,162,359)	(2,525,367)	(21,660,348)	(25,057,841)
Net increase (decrease)	(1,548,373)	(1,093,810)	$(15,475,149)	$(10,858,155)
Class C
Shares sold	84,277	51,267	$840,657	$506,278
Reinvestment of distributions	12,548	74,919	127,610	737,407
Shares redeemed	(333,451)	(274,011)	(3,320,282)	(2,705,801)
Net increase (decrease)	(236,626)	(147,825)	$(2,352,015)	$(1,462,116)
Class I
Shares sold	1,297,870	1,845,675	$13,147,291	$18,599,308
Reinvestment of distributions	245,546	1,397,675	2,545,828	14,013,918
Shares redeemed	(8,705,300)	(6,814,840)	(88,103,597)	(68,686,225)
Net increase (decrease)	(7,161,884)	(3,571,490)	$(72,410,478)	$(36,072,999)
Class Z
Shares sold	4,888,239	1,247,788	$48,663,204	$12,665,750
Reinvestment of distributions	158,141	188,737	1,622,404	1,867,040
Shares redeemed	(1,624,642)	(978,476)	(16,297,976)	(9,650,512)
Net increase (decrease)	3,421,738	458,049	$33,987,632	$4,882,278
Class Z6
Shares sold	1,833,874	1,454,886	$18,609,457	$14,571,174
Reinvestment of distributions	107,014	244,711	1,102,963	2,428,272
Shares redeemed	(1,869,669)	(1,424,880)	(18,954,932)	(14,278,447)
Net increase (decrease)	71,219	274,717	$757,488	$2,720,999
Fidelity Advisor Freedom 2020 Fund
Class A
Shares sold	5,545,247	6,188,783	$62,105,921	$68,516,989
Reinvestment of distributions	987,120	4,592,763	11,367,551	50,475,284
Shares redeemed	(13,373,660)	(16,330,476)	(150,026,199)	(180,408,667)
Net increase (decrease)	(6,841,293)	(5,548,930)	$(76,552,727)	$(61,416,394)
Class M
Shares sold	1,708,018	1,988,423	$19,098,379	$21,937,509
Reinvestment of distributions	321,190	1,663,690	3,696,897	18,272,969
Shares redeemed	(5,027,202)	(5,077,497)	(56,510,823)	(55,635,308)
Net increase (decrease)	(2,997,994)	(1,425,384)	$(33,715,547)	$(15,424,830)
Class C
Shares sold	207,688	196,591	$2,291,089	$2,149,725
Reinvestment of distributions	29,966	212,210	340,118	2,306,246
Shares redeemed	(804,886)	(839,192)	(8,866,398)	(9,089,802)
Net increase (decrease)	(567,232)	(430,391)	$(6,235,191)	$(4,633,831)
Class I
Shares sold	3,768,839	5,550,457	$42,635,795	$62,228,180
Reinvestment of distributions	525,120	3,687,082	6,110,240	41,003,855
Shares redeemed	(22,182,153)	(18,378,940)	(250,201,325)	(206,169,689)
Net increase (decrease)	(17,888,194)	(9,141,401)	$(201,455,290)	$(102,937,654)
Class Z
Shares sold	12,012,344	3,759,255	$133,096,607	$42,213,945
Reinvestment of distributions	361,081	490,894	4,155,259	5,368,006
Shares redeemed	(5,002,110)	(2,110,026)	(56,350,625)	(23,393,369)
Net increase (decrease)	7,371,315	2,140,123	$80,901,241	$24,188,582
Class Z6
Shares sold	5,034,811	3,736,993	$57,038,018	$41,110,651
Reinvestment of distributions	288,787	809,096	3,333,665	8,897,027
Shares redeemed	(3,961,322)	(3,808,639)	(44,897,999)	(41,794,780)
Net increase (decrease)	1,362,276	737,450	$15,473,684	$8,212,898
Fidelity Advisor Freedom 2025 Fund
Class A
Shares sold	11,119,583	12,350,129	$130,953,768	$142,263,167
Reinvestment of distributions	1,369,682	7,032,859	16,651,187	80,503,267
Shares redeemed	(22,123,276)	(25,334,166)	(261,329,325)	(291,040,709)
Net increase (decrease)	(9,634,011)	(5,951,178)	$(113,724,370)	$(68,274,275)
Class M
Shares sold	3,180,999	4,089,790	$37,535,100	$47,636,567
Reinvestment of distributions	436,845	2,467,563	5,325,141	28,306,481
Shares redeemed	(7,885,801)	(6,999,189)	(93,339,987)	(80,119,078)
Net increase (decrease)	(4,267,957)	(441,836)	$(50,479,746)	$(4,176,030)
Class C
Shares sold	331,754	470,753	$3,794,578	$5,310,881
Reinvestment of distributions	36,385	264,627	431,524	2,965,439
Shares redeemed	(984,529)	(1,070,056)	(11,341,212)	(11,975,290)
Net increase (decrease)	(616,390)	(334,676)	$(7,115,110)	$(3,698,970)
Class I
Shares sold	8,451,276	11,542,433	$100,717,919	$135,001,123
Reinvestment of distributions	879,765	6,158,260	10,814,830	71,376,837
Shares redeemed	(36,202,942)	(26,480,997)	(429,600,779)	(308,366,964)
Net increase (decrease)	(26,871,901)	(8,780,304)	$(318,068,030)	$(101,989,004)
Class Z
Shares sold	21,619,351	5,922,778	$251,726,378	$69,776,313
Reinvestment of distributions	572,372	774,401	6,951,802	8,829,310
Shares redeemed	(7,997,215)	(2,713,386)	(94,851,806)	(31,548,555)
Net increase (decrease)	14,194,508	3,983,793	$163,826,374	$47,057,068
Class Z6
Shares sold	9,141,242	6,490,207	$108,897,887	$75,459,582
Reinvestment of distributions	464,093	1,346,671	5,669,414	15,461,515
Shares redeemed	(6,363,774)	(5,574,530)	(75,758,521)	(63,920,925)
Net increase (decrease)	3,241,561	2,262,348	$38,808,780	$27,000,172
Fidelity Advisor Freedom 2030 Fund
Class A
Shares sold	12,905,379	14,408,265	$167,905,489	$181,063,667
Reinvestment of distributions	1,380,003	7,132,917	18,604,757	89,152,763
Shares redeemed	(19,270,767)	(20,194,727)	(251,061,381)	(253,291,255)
Net increase (decrease)	(4,985,385)	1,346,455	$(64,551,135)	$16,925,175
Class M
Shares sold	4,362,529	4,550,862	$56,259,437	$56,830,664
Reinvestment of distributions	470,897	2,699,495	6,295,899	33,480,185
Shares redeemed	(7,041,747)	(7,114,204)	(90,898,920)	(88,137,811)
Net increase (decrease)	(2,208,321)	136,153	$(28,343,584)	$2,173,038
Class C
Shares sold	502,877	627,264	$6,352,818	$7,665,718
Reinvestment of distributions	44,038	326,533	574,697	3,967,724
Shares redeemed	(957,327)	(1,088,880)	(12,133,566)	(13,220,752)
Net increase (decrease)	(410,412)	(135,083)	$(5,206,051)	$(1,587,310)
Class I
Shares sold	11,112,912	14,183,917	$145,752,789	$179,490,310
Reinvestment of distributions	987,462	7,003,619	13,402,130	88,246,497
Shares redeemed	(38,015,816)	(27,153,501)	(495,363,035)	(343,827,350)
Net increase (decrease)	(25,915,442)	(5,965,965)	$(336,208,116)	$(76,090,543)
Class Z
Shares sold	24,952,146	6,430,715	$319,321,348	$81,809,816
Reinvestment of distributions	625,872	749,232	8,396,532	9,284,474
Shares redeemed	(7,491,960)	(2,298,585)	(97,712,189)	(29,255,936)
Net increase (decrease)	18,086,058	4,881,362	$230,005,691	$61,838,354
Class Z6
Shares sold	10,664,023	8,346,322	$139,987,925	$105,363,697
Reinvestment of distributions	538,462	1,492,302	7,254,075	18,621,557
Shares redeemed	(6,218,678)	(5,476,626)	(81,921,745)	(68,264,357)
Net increase (decrease)	4,983,807	4,361,998	$65,320,255	$55,720,897
Fidelity Advisor Freedom 2035 Fund
Class A
Shares sold	12,394,607	12,981,674	$163,059,939	$162,518,951
Reinvestment of distributions	1,034,895	6,738,111	14,188,398	83,581,413
Shares redeemed	(17,299,145)	(17,791,930)	(229,180,904)	(222,138,332)
Net increase (decrease)	(3,869,643)	1,927,855	$(51,932,567)	$23,962,032
Class M
Shares sold	4,136,510	4,490,330	$53,602,827	$55,152,319
Reinvestment of distributions	370,675	2,648,850	4,993,120	32,319,464
Shares redeemed	(6,359,186)	(5,063,084)	(82,453,309)	(61,961,672)
Net increase (decrease)	(1,852,001)	2,076,096	$(23,857,362)	$25,510,111
Class C
Shares sold	554,854	593,691	$6,942,437	$7,018,983
Reinvestment of distributions	34,555	297,650	449,904	3,524,185
Shares redeemed	(754,597)	(795,760)	(9,493,046)	(9,516,378)
Net increase (decrease)	(165,188)	95,581	$(2,100,705)	$1,026,790
Class I
Shares sold	10,485,286	13,500,552	$139,937,397	$170,801,223
Reinvestment of distributions	727,021	6,860,802	10,105,596	86,047,899
Shares redeemed	(34,848,113)	(23,439,886)	(460,773,310)	(295,893,735)
Net increase (decrease)	(23,635,806)	(3,078,532)	$(310,730,317)	$(39,044,613)
Class Z
Shares sold	23,697,337	4,998,981	$307,768,407	$63,330,911
Reinvestment of distributions	512,090	733,681	7,015,636	9,071,241
Shares redeemed	(6,342,968)	(2,042,675)	(84,444,199)	(26,132,944)
Net increase (decrease)	17,866,459	3,689,987	$230,339,844	$46,269,208
Class Z6
Shares sold	10,301,314	7,720,208	$138,018,955	$97,055,270
Reinvestment of distributions	449,322	1,563,403	6,218,614	19,501,068
Shares redeemed	(4,915,649)	(4,893,963)	(65,975,866)	(60,874,804)
Net increase (decrease)	5,834,987	4,389,648	$78,261,703	$55,681,534
Fidelity Advisor Freedom 2040 Fund
Class A
Shares sold	10,261,456	10,804,443	$148,328,571	$145,953,115
Reinvestment of distributions	684,436	6,130,299	10,369,170	82,047,000
Shares redeemed	(13,302,598)	(13,792,894)	(193,076,837)	(185,438,465)
Net increase (decrease)	(2,356,706)	3,141,848	$(34,379,096)	$42,561,650
Class M
Shares sold	3,510,531	3,746,505	$50,412,784	$50,196,620
Reinvestment of distributions	234,079	2,464,507	3,508,840	32,679,560
Shares redeemed	(5,381,820)	(4,765,304)	(77,229,654)	(63,792,170)
Net increase (decrease)	(1,637,210)	1,445,708	$(23,308,030)	$19,084,010
Class C
Shares sold	399,947	413,338	$5,513,873	$5,324,076
Reinvestment of distributions	18,347	275,163	265,113	3,529,731
Shares redeemed	(662,093)	(595,815)	(9,183,513)	(7,685,846)
Net increase (decrease)	(243,799)	92,686	$(3,404,527)	$1,167,961
Class I
Shares sold	9,326,968	12,007,112	$135,970,152	$164,293,349
Reinvestment of distributions	501,888	6,246,555	7,698,959	84,468,789
Shares redeemed	(27,761,131)	(21,022,211)	(403,602,413)	(286,313,771)
Net increase (decrease)	(17,932,275)	(2,768,544)	$(259,933,302)	$(37,551,633)
Class Z
Shares sold	18,359,149	4,364,792	$261,114,145	$59,969,594
Reinvestment of distributions	328,558	626,930	4,964,516	8,358,110
Shares redeemed	(4,725,534)	(1,925,348)	(68,742,251)	(26,363,395)
Net increase (decrease)	13,962,173	3,066,374	$197,336,410	$41,964,309
Class Z6
Shares sold	8,759,816	6,935,717	$128,952,971	$94,146,397
Reinvestment of distributions	321,082	1,428,724	4,899,709	19,209,070
Shares redeemed	(4,262,084)	(4,062,555)	(63,013,319)	(54,672,927)
Net increase (decrease)	4,818,814	4,301,886	$70,839,361	$58,682,540
Fidelity Advisor Freedom 2045 Fund
Class A
Shares sold	10,732,439	11,155,970	$122,364,918	$118,567,515
Reinvestment of distributions	656,734	4,865,350	7,701,922	51,334,761
Shares redeemed	(12,255,676)	(13,835,348)	(140,718,145)	(147,715,001)
Net increase (decrease)	(866,503)	2,185,972	$(10,651,305)	$22,187,275
Class M
Shares sold	3,642,383	3,898,187	$41,012,864	$40,931,713
Reinvestment of distributions	247,561	2,043,899	2,850,581	21,268,985
Shares redeemed	(4,843,474)	(4,515,109)	(55,034,041)	(47,251,282)
Net increase (decrease)	(953,530)	1,426,977	$(11,170,596)	$14,949,416
Class C
Shares sold	352,433	395,979	$3,849,965	$4,045,834
Reinvestment of distributions	20,673	232,149	229,769	2,359,375
Shares redeemed	(552,126)	(601,355)	(6,113,029)	(6,100,263)
Net increase (decrease)	(179,020)	26,773	$(2,033,295)	$304,946
Class I
Shares sold	9,950,707	14,073,111	$114,844,344	$151,762,596
Reinvestment of distributions	615,980	5,955,078	7,288,035	63,521,981
Shares redeemed	(27,829,533)	(20,898,049)	(319,631,578)	(224,625,261)
Net increase (decrease)	(17,262,846)	(869,860)	$(197,499,199)	$(9,340,684)
Class Z
Shares sold	19,072,704	4,182,350	$212,800,598	$45,336,944
Reinvestment of distributions	345,512	639,693	4,081,402	6,694,337
Shares redeemed	(4,961,344)	(2,149,894)	(56,473,749)	(23,532,836)
Net increase (decrease)	14,456,872	2,672,149	$160,408,251	$28,498,445
Class Z6
Shares sold	10,310,692	9,124,853	$120,321,099	$98,048,602
Reinvestment of distributions	406,743	1,534,234	4,859,513	16,306,420
Shares redeemed	(5,243,404)	(4,705,848)	(61,565,515)	(49,992,543)
Net increase (decrease)	5,474,031	5,953,239	$63,615,097	$64,362,479
Fidelity Advisor Freedom 2050 Fund
Class A
Shares sold	9,501,375	10,863,499	$109,221,660	$115,718,545
Reinvestment of distributions	524,929	4,017,116	6,226,291	42,496,422
Shares redeemed	(10,723,575)	(11,087,698)	(123,765,067)	(118,101,775)
Net increase (decrease)	(697,271)	3,792,917	$(8,317,116)	$40,113,192
Class M
Shares sold	3,296,630	3,774,064	$37,322,856	$39,848,145
Reinvestment of distributions	179,024	1,607,443	2,095,117	16,839,531
Shares redeemed	(4,758,417)	(3,921,402)	(54,563,043)	(41,168,225)
Net increase (decrease)	(1,282,763)	1,460,105	$(15,145,070)	$15,519,451
Class C
Shares sold	408,375	385,071	$4,506,548	$3,962,819
Reinvestment of distributions	19,654	235,845	223,042	2,415,830
Shares redeemed	(538,404)	(565,254)	(6,048,043)	(5,809,974)
Net increase (decrease)	(110,375)	55,662	$(1,318,453)	$568,675
Class I
Shares sold	10,074,896	13,457,750	$116,665,115	$145,561,736
Reinvestment of distributions	526,428	5,174,845	6,308,695	55,311,411
Shares redeemed	(23,922,915)	(19,101,063)	(276,194,928)	(205,904,935)
Net increase (decrease)	(13,321,591)	(468,468)	$(153,221,118)	$(5,031,788)
Class Z
Shares sold	15,849,434	3,618,845	$178,777,654	$39,357,288
Reinvestment of distributions	274,442	459,696	3,284,590	4,854,892
Shares redeemed	(4,419,875)	(1,719,526)	(50,963,372)	(18,831,169)
Net increase (decrease)	11,704,001	2,359,015	$131,098,872	$25,381,011
Class Z6
Shares sold	9,474,556	8,153,127	$110,788,203	$87,481,064
Reinvestment of distributions	352,942	1,319,144	4,244,361	14,031,429
Shares redeemed	(4,482,843)	(3,698,536)	(52,608,275)	(39,232,256)
Net increase (decrease)	5,344,655	5,773,735	$62,424,289	$62,280,237
Fidelity Advisor Freedom 2055 Fund
Class A
Shares sold	6,826,552	7,128,392	$87,738,765	$85,417,897
Reinvestment of distributions	365,286	2,067,627	4,759,500	24,595,889
Shares redeemed	(6,687,397)	(6,687,326)	(86,737,156)	(79,931,546)
Net increase (decrease)	504,441	2,508,693	$5,761,109	$30,082,240
Class M
Shares sold	2,287,663	2,557,287	$29,066,965	$30,373,061
Reinvestment of distributions	133,976	841,114	1,719,452	9,910,438
Shares redeemed	(2,622,494)	(2,270,596)	(33,571,792)	(26,874,604)
Net increase (decrease)	(200,855)	1,127,805	$(2,785,375)	$13,408,895
Class C
Shares sold	237,350	263,724	$2,962,362	$3,054,989
Reinvestment of distributions	15,511	111,976	194,173	1,301,920
Shares redeemed	(240,790)	(204,790)	(3,065,366)	(2,399,456)
Net increase (decrease)	12,071	170,910	$91,169	$1,957,453
Class I
Shares sold	7,890,709	10,132,396	$102,036,324	$122,411,373
Reinvestment of distributions	444,684	2,999,487	5,827,972	35,916,691
Shares redeemed	(14,705,939)	(12,184,643)	(189,652,319)	(147,569,979)
Net increase (decrease)	(6,370,546)	947,240	$(81,788,023)	$10,758,085
Class Z
Shares sold	9,673,424	2,310,319	$121,839,752	$28,268,488
Reinvestment of distributions	177,565	281,125	2,353,030	3,323,152
Shares redeemed	(2,438,462)	(1,249,240)	(31,419,609)	(15,122,223)
Net increase (decrease)	7,412,527	1,342,204	$92,773,173	$16,469,417
Class Z6
Shares sold	7,499,834	6,028,360	$97,767,240	$72,564,886
Reinvestment of distributions	297,086	863,286	3,936,700	10,287,229
Shares redeemed	(3,000,706)	(2,286,914)	(39,326,494)	(27,146,998)
Net increase (decrease)	4,796,214	4,604,732	$62,377,446	$55,705,117
Fidelity Advisor Freedom 2060 Fund
Class A
Shares sold	4,673,505	4,949,097	$55,058,059	$54,359,698
Reinvestment of distributions	243,427	933,889	2,860,927	10,183,693
Shares redeemed	(3,796,850)	(3,494,914)	(44,847,939)	(38,333,247)
Net increase (decrease)	1,120,082	2,388,072	$13,071,047	$26,210,144
Class M
Shares sold	1,851,058	1,842,001	$21,597,651	$20,133,668
Reinvestment of distributions	91,509	376,268	1,065,721	4,086,174
Shares redeemed	(1,627,893)	(1,191,740)	(19,248,036)	(12,997,437)
Net increase (decrease)	314,674	1,026,529	$3,415,336	$11,222,405
Class C
Shares sold	221,180	207,371	$2,541,638	$2,267,597
Reinvestment of distributions	13,376	61,655	152,993	665,788
Shares redeemed	(125,920)	(109,740)	(1,476,631)	(1,207,077)
Net increase (decrease)	108,636	159,286	$1,218,000	$1,726,308
Class I
Shares sold	5,495,541	6,955,016	$64,918,233	$77,052,218
Reinvestment of distributions	291,603	1,331,946	3,439,442	14,616,984
Shares redeemed	(8,238,742)	(6,494,834)	(96,808,424)	(72,216,310)
Net increase (decrease)	(2,451,598)	1,792,128	$(28,450,749)	$19,452,892
Class Z
Shares sold	6,278,007	1,539,192	$72,642,954	$17,174,031
Reinvestment of distributions	116,897	141,823	1,408,009	1,538,783
Shares redeemed	(1,657,183)	(629,465)	(19,583,648)	(6,921,876)
Net increase (decrease)	4,737,721	1,051,550	$54,467,315	$11,790,938
Class Z6
Shares sold	5,230,522	3,787,516	$62,421,719	$41,778,882
Reinvestment of distributions	194,806	407,666	2,337,525	4,453,691
Shares redeemed	(1,806,522)	(1,384,274)	(21,688,096)	(15,015,948)
Net increase (decrease)	3,618,806	2,810,908	$43,071,148	$31,216,625
Fidelity Advisor Freedom 2065 Fund
Class A
Shares sold	2,375,003	1,705,015	$26,577,851	$17,607,271
Reinvestment of distributions	55,895	144,524	626,920	1,477,079
Shares redeemed	(1,131,698)	(724,997)	(12,545,520)	(7,496,917)
Net increase (decrease)	1,299,200	1,124,542	$14,659,251	$11,587,433
Class M
Shares sold	609,674	549,131	$6,741,668	$5,628,235
Reinvestment of distributions	13,362	36,634	148,944	373,566
Shares redeemed	(421,159)	(226,143)	(4,714,006)	(2,317,388)
Net increase (decrease)	201,877	359,622	$2,176,606	$3,684,413
Class C
Shares sold	80,699	56,077	$889,246	$576,145
Reinvestment of distributions	1,996	5,604	22,128	57,122
Shares redeemed	(21,712)	(18,768)	(240,295)	(187,343)
Net increase (decrease)	60,983	42,913	$671,079	$445,924
Class I
Shares sold	2,258,815	2,437,717	$25,128,619	$25,272,051
Reinvestment of distributions	57,245	174,265	643,414	1,786,675
Shares redeemed	(2,079,590)	(1,373,907)	(22,933,944)	(14,327,834)
Net increase (decrease)	236,470	1,238,075	$2,838,089	$12,730,892
Class Z
Shares sold	1,956,628	415,982	$21,696,940	$4,343,554
Reinvestment of distributions	28,681	19,718	330,500	201,872
Shares redeemed	(478,104)	(125,007)	(5,376,632)	(1,306,847)
Net increase (decrease)	1,507,205	310,693	$16,650,808	$3,238,579
Class Z6
Shares sold	1,788,980	1,137,952	$20,106,597	$11,869,453
Reinvestment of distributions	46,823	68,028	535,894	698,576
Shares redeemed	(447,832)	(415,143)	(5,048,249)	(4,212,092)
Net increase (decrease)	1,387,971	790,837	$15,594,242	$8,355,937
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund	Fidelity Advisor Freedom 2050 Fund
Fidelity Advisor Series Equity Growth Fund	12%	14%	15%	12%	11%
Fidelity Advisor Series Growth Opportunities Fund	12%	14%	15%	12%	11%
Fidelity Advisor Series Small Cap Fund	12%	14%	15%	12%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	89%
Fidelity Advisor Series Growth Opportunities Fund	89%
Fidelity Advisor Series Small Cap Fund	89%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Proposed Reorganization.
The Board of Trustees of Fidelity Advisor Freedom 2005 Fund and Fidelity Advisor Freedom Income Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Advisor Freedom 2005 Fund and Fidelity Advisor Freedom Income Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Freedom 2005 Fund in exchange for shares of Fidelity Advisor Freedom Income Fund equal in value to the net assets of Fidelity Advisor Freedom 2005 Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective during June 2024. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund and Fidelity Advisor Freedom 2065 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund and Fidelity Advisor Freedom 2065 Fund (the "Funds"), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the financial highlights for the Fidelity Advisor Freedom 2065 Fund, which are for each of the four years in the period then ended and for the period from June 28, 2019 (commencement of operations) to March 31, 2020 and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 15, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving is Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President or Director of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022). Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024
Fidelity Advisor Freedom® Income Fund
Class A	.72%
Actual		$ 1,000	$ 1,078.20	$ 3.74
Hypothetical-B		$ 1,000	$ 1,021.40	$ 3.64
Class M	.96%
Actual		$ 1,000	$ 1,076.00	$ 4.98
Hypothetical-B		$ 1,000	$ 1,020.20	$ 4.85
Class C	1.46%
Actual		$ 1,000	$ 1,072.70	$ 7.57
Hypothetical-B		$ 1,000	$ 1,017.70	$ 7.36
Class I	.46%
Actual		$ 1,000	$ 1,079.30	$ 2.39
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33
Class Z	.42%
Actual		$ 1,000	$ 1,078.50	$ 2.18
Hypothetical-B		$ 1,000	$ 1,022.90	$ 2.12
Class Z6	.24%
Actual		$ 1,000	$ 1,080.50	$ 1.25
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21
Fidelity Advisor Freedom® 2005 Fund
Class A	.71%
Actual		$ 1,000	$ 1,077.80	$ 3.69
Hypothetical-B		$ 1,000	$ 1,021.45	$ 3.59
Class M	.96%
Actual		$ 1,000	$ 1,076.80	$ 4.98
Hypothetical-B		$ 1,000	$ 1,020.20	$ 4.85
Class C	1.46%
Actual		$ 1,000	$ 1,073.80	$ 7.57
Hypothetical-B		$ 1,000	$ 1,017.70	$ 7.36
Class I	.46%
Actual		$ 1,000	$ 1,078.30	$ 2.39
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33
Class Z	.42%
Actual		$ 1,000	$ 1,079.30	$ 2.18
Hypothetical-B		$ 1,000	$ 1,022.90	$ 2.12
Class Z6	.24%
Actual		$ 1,000	$ 1,079.80	$ 1.25
Hypothetical-B		$ 1,000	$ 1,023.80	$ 1.21
Fidelity Advisor Freedom® 2010 Fund
Class A	.73%
Actual		$ 1,000	$ 1,092.00	$ 3.82
Hypothetical-B		$ 1,000	$ 1,021.35	$ 3.69
Class M	.98%
Actual		$ 1,000	$ 1,090.50	$ 5.12
Hypothetical-B		$ 1,000	$ 1,020.10	$ 4.95
Class C	1.48%
Actual		$ 1,000	$ 1,087.70	$ 7.72
Hypothetical-B		$ 1,000	$ 1,017.60	$ 7.47
Class I	.48%
Actual		$ 1,000	$ 1,094.70	$ 2.51
Hypothetical-B		$ 1,000	$ 1,022.60	$ 2.43
Class Z	.43%
Actual		$ 1,000	$ 1,094.10	$ 2.25
Hypothetical-B		$ 1,000	$ 1,022.85	$ 2.17
Class Z6	.25%
Actual		$ 1,000	$ 1,095.30	$ 1.31
Hypothetical-B		$ 1,000	$ 1,023.75	$ 1.26
Fidelity Advisor Freedom® 2015 Fund
Class A	.78%
Actual		$ 1,000	$ 1,109.80	$ 4.11
Hypothetical-B		$ 1,000	$ 1,021.10	$ 3.94
Class M	1.02%
Actual		$ 1,000	$ 1,108.10	$ 5.38
Hypothetical-B		$ 1,000	$ 1,019.90	$ 5.15
Class C	1.52%
Actual		$ 1,000	$ 1,104.20	$ 8.00
Hypothetical-B		$ 1,000	$ 1,017.40	$ 7.67
Class I	.52%
Actual		$ 1,000	$ 1,110.30	$ 2.74
Hypothetical-B		$ 1,000	$ 1,022.40	$ 2.63
Class Z	.46%
Actual		$ 1,000	$ 1,110.60	$ 2.43
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33
Class Z6	.27%
Actual		$ 1,000	$ 1,111.60	$ 1.43
Hypothetical-B		$ 1,000	$ 1,023.65	$ 1.37
Fidelity Advisor Freedom® 2020 Fund
Class A	.82%
Actual		$ 1,000	$ 1,125.80	$ 4.36
Hypothetical-B		$ 1,000	$ 1,020.90	$ 4.14
Class M	1.07%
Actual		$ 1,000	$ 1,125.00	$ 5.68
Hypothetical-B		$ 1,000	$ 1,019.65	$ 5.40
Class C	1.57%
Actual		$ 1,000	$ 1,121.60	$ 8.33
Hypothetical-B		$ 1,000	$ 1,017.15	$ 7.92
Class I	.57%
Actual		$ 1,000	$ 1,127.60	$ 3.03
Hypothetical-B		$ 1,000	$ 1,022.15	$ 2.88
Class Z	.50%
Actual		$ 1,000	$ 1,127.90	$ 2.66
Hypothetical-B		$ 1,000	$ 1,022.50	$ 2.53
Class Z6	.30%
Actual		$ 1,000	$ 1,128.80	$ 1.60
Hypothetical-B		$ 1,000	$ 1,023.50	$ 1.52
Fidelity Advisor Freedom® 2025 Fund
Class A	.86%
Actual		$ 1,000	$ 1,139.20	$ 4.60
Hypothetical-B		$ 1,000	$ 1,020.70	$ 4.34
Class M	1.11%
Actual		$ 1,000	$ 1,137.90	$ 5.93
Hypothetical-B		$ 1,000	$ 1,019.45	$ 5.60
Class C	1.61%
Actual		$ 1,000	$ 1,134.90	$ 8.59
Hypothetical-B		$ 1,000	$ 1,016.95	$ 8.12
Class I	.61%
Actual		$ 1,000	$ 1,140.80	$ 3.26
Hypothetical-B		$ 1,000	$ 1,021.95	$ 3.08
Class Z	.53%
Actual		$ 1,000	$ 1,141.50	$ 2.84
Hypothetical-B		$ 1,000	$ 1,022.35	$ 2.68
Class Z6	.34%
Actual		$ 1,000	$ 1,141.90	$ 1.82
Hypothetical-B		$ 1,000	$ 1,023.30	$ 1.72
Fidelity Advisor Freedom® 2030 Fund
Class A	.90%
Actual		$ 1,000	$ 1,150.60	$ 4.84
Hypothetical-B		$ 1,000	$ 1,020.50	$ 4.55
Class M	1.15%
Actual		$ 1,000	$ 1,148.40	$ 6.18
Hypothetical-B		$ 1,000	$ 1,019.25	$ 5.81
Class C	1.65%
Actual		$ 1,000	$ 1,146.60	$ 8.85
Hypothetical-B		$ 1,000	$ 1,016.75	$ 8.32
Class I	.65%
Actual		$ 1,000	$ 1,152.40	$ 3.50
Hypothetical-B		$ 1,000	$ 1,021.75	$ 3.29
Class Z	.57%
Actual		$ 1,000	$ 1,152.00	$ 3.07
Hypothetical-B		$ 1,000	$ 1,022.15	$ 2.88
Class Z6	.37%
Actual		$ 1,000	$ 1,153.20	$ 1.99
Hypothetical-B		$ 1,000	$ 1,023.15	$ 1.87
Fidelity Advisor Freedom® 2035 Fund
Class A	.95%
Actual		$ 1,000	$ 1,169.30	$ 5.15
Hypothetical-B		$ 1,000	$ 1,020.25	$ 4.80
Class M	1.20%
Actual		$ 1,000	$ 1,168.00	$ 6.50
Hypothetical-B		$ 1,000	$ 1,019.00	$ 6.06
Class C	1.70%
Actual		$ 1,000	$ 1,164.80	$ 9.20
Hypothetical-B		$ 1,000	$ 1,016.50	$ 8.57
Class I	.70%
Actual		$ 1,000	$ 1,170.80	$ 3.80
Hypothetical-B		$ 1,000	$ 1,021.50	$ 3.54
Class Z	.60%
Actual		$ 1,000	$ 1,171.20	$ 3.26
Hypothetical-B		$ 1,000	$ 1,022.00	$ 3.03
Class Z6	.41%
Actual		$ 1,000	$ 1,172.20	$ 2.23
Hypothetical-B		$ 1,000	$ 1,022.95	$ 2.07
Fidelity Advisor Freedom® 2040 Fund
Class A	.99%
Actual		$ 1,000	$ 1,191.90	$ 5.42
Hypothetical-B		$ 1,000	$ 1,020.05	$ 5.00
Class M	1.24%
Actual		$ 1,000	$ 1,190.50	$ 6.79
Hypothetical-B		$ 1,000	$ 1,018.80	$ 6.26
Class C	1.74%
Actual		$ 1,000	$ 1,187.20	$ 9.51
Hypothetical-B		$ 1,000	$ 1,016.30	$ 8.77
Class I	.74%
Actual		$ 1,000	$ 1,193.00	$ 4.06
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74
Class Z	.64%
Actual		$ 1,000	$ 1,193.50	$ 3.51
Hypothetical-B		$ 1,000	$ 1,021.80	$ 3.23
Class Z6	.44%
Actual		$ 1,000	$ 1,194.90	$ 2.41
Hypothetical-B		$ 1,000	$ 1,022.80	$ 2.23
Fidelity Advisor Freedom® 2045 Fund
Class A	1.00%
Actual		$ 1,000	$ 1,199.30	$ 5.50
Hypothetical-B		$ 1,000	$ 1,020.00	$ 5.05
Class M	1.25%
Actual		$ 1,000	$ 1,197.70	$ 6.87
Hypothetical-B		$ 1,000	$ 1,018.75	$ 6.31
Class C	1.75%
Actual		$ 1,000	$ 1,194.70	$ 9.60
Hypothetical-B		$ 1,000	$ 1,016.25	$ 8.82
Class I	.75%
Actual		$ 1,000	$ 1,201.10	$ 4.13
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class Z	.64%
Actual		$ 1,000	$ 1,202.40	$ 3.52
Hypothetical-B		$ 1,000	$ 1,021.80	$ 3.23
Class Z6	.45%
Actual		$ 1,000	$ 1,203.60	$ 2.48
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Fidelity Advisor Freedom® 2050 Fund
Class A	1.00%
Actual		$ 1,000	$ 1,199.70	$ 5.50
Hypothetical-B		$ 1,000	$ 1,020.00	$ 5.05
Class M	1.25%
Actual		$ 1,000	$ 1,198.00	$ 6.87
Hypothetical-B		$ 1,000	$ 1,018.75	$ 6.31
Class C	1.75%
Actual		$ 1,000	$ 1,195.10	$ 9.60
Hypothetical-B		$ 1,000	$ 1,016.25	$ 8.82
Class I	.75%
Actual		$ 1,000	$ 1,200.80	$ 4.13
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class Z	.64%
Actual		$ 1,000	$ 1,201.40	$ 3.52
Hypothetical-B		$ 1,000	$ 1,021.80	$ 3.23
Class Z6	.45%
Actual		$ 1,000	$ 1,203.50	$ 2.48
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Fidelity Advisor Freedom® 2055 Fund
Class A	1.00%
Actual		$ 1,000	$ 1,200.10	$ 5.50
Hypothetical-B		$ 1,000	$ 1,020.00	$ 5.05
Class M	1.25%
Actual		$ 1,000	$ 1,198.00	$ 6.87
Hypothetical-B		$ 1,000	$ 1,018.75	$ 6.31
Class C	1.75%
Actual		$ 1,000	$ 1,195.50	$ 9.61
Hypothetical-B		$ 1,000	$ 1,016.25	$ 8.82
Class I	.75%
Actual		$ 1,000	$ 1,201.00	$ 4.13
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class Z	.65%
Actual		$ 1,000	$ 1,202.20	$ 3.58
Hypothetical-B		$ 1,000	$ 1,021.75	$ 3.29
Class Z6	.45%
Actual		$ 1,000	$ 1,203.70	$ 2.48
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Fidelity Advisor Freedom® 2060 Fund
Class A	1.00%
Actual		$ 1,000	$ 1,199.20	$ 5.50
Hypothetical-B		$ 1,000	$ 1,020.00	$ 5.05
Class M	1.25%
Actual		$ 1,000	$ 1,198.70	$ 6.87
Hypothetical-B		$ 1,000	$ 1,018.75	$ 6.31
Class C	1.75%
Actual		$ 1,000	$ 1,195.20	$ 9.60
Hypothetical-B		$ 1,000	$ 1,016.25	$ 8.82
Class I	.75%
Actual		$ 1,000	$ 1,201.20	$ 4.13
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class Z	.65%
Actual		$ 1,000	$ 1,201.20	$ 3.58
Hypothetical-B		$ 1,000	$ 1,021.75	$ 3.29
Class Z6	.45%
Actual		$ 1,000	$ 1,202.30	$ 2.48
Hypothetical-B		$ 1,000	$ 1,022.75	$ 2.28
Fidelity Advisor Freedom® 2065 Fund
Class A	1.00%
Actual		$ 1,000	$ 1,199.80	$ 5.50
Hypothetical-B		$ 1,000	$ 1,020.00	$ 5.05
Class M	1.25%
Actual		$ 1,000	$ 1,197.40	$ 6.87
Hypothetical-B		$ 1,000	$ 1,018.75	$ 6.31
Class C	1.76%
Actual		$ 1,000	$ 1,194.80	$ 9.66
Hypothetical-B		$ 1,000	$ 1,016.20	$ 8.87
Class I	.75%
Actual		$ 1,000	$ 1,201.60	$ 4.13
Hypothetical-B		$ 1,000	$ 1,021.25	$ 3.79
Class Z	.65%
Actual		$ 1,000	$ 1,201.50	$ 3.58
Hypothetical-B		$ 1,000	$ 1,021.75	$ 3.29
Class Z6	.46%
Actual		$ 1,000	$ 1,202.10	$ 2.53
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom 2015 Fund	$5,111,314
Fidelity Advisor Freedom 2020 Fund	$19,318,044
Fidelity Advisor Freedom 2025 Fund	$12,636,074
Fidelity Advisor Freedom 2030 Fund	$1,300,311
Fidelity Advisor Freedom 2035 Fund	$20,542,980
Fidelity Advisor Freedom 2040 Fund	$12,095,873
Fidelity Advisor Freedom 2045 Fund	$1,687,640
Fidelity Advisor Freedom 2050 Fund	$517,032
Fidelity Advisor Freedom 2055 Fund	$2,223,300
Fidelity Advisor Freedom 2060 Fund	$2,986,070
Fidelity Advisor Freedom 2065 Fund	$1,093,460
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Advisor Freedom Income Fund	34.86%
Fidelity Advisor Freedom 2005 Fund	34.87%
Fidelity Advisor Freedom 2010 Fund	31.63%
Fidelity Advisor Freedom 2015 Fund	28.01%
Fidelity Advisor Freedom 2020 Fund	24.26%
Fidelity Advisor Freedom 2025 Fund	21.26%
Fidelity Advisor Freedom 2030 Fund	16.87%
Fidelity Advisor Freedom 2035 Fund	11.15%
Fidelity Advisor Freedom 2040 Fund	7.26%
Fidelity Advisor Freedom 2045 Fund	6.06%
Fidelity Advisor Freedom 2050 Fund	6.05%
Fidelity Advisor Freedom 2055 Fund	5.99%
Fidelity Advisor Freedom 2060 Fund	5.93%
Fidelity Advisor Freedom 2065 Fund	6.46%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Advisor Freedom Income Fund	$3,416,086
Fidelity Advisor Freedom 2005 Fund	$1,680,849
Fidelity Advisor Freedom 2010 Fund	$4,055,016
Fidelity Advisor Freedom 2015 Fund	$7,027,900
Fidelity Advisor Freedom 2020 Fund	$15,161,302
Fidelity Advisor Freedom 2025 Fund	$22,746,672
Fidelity Advisor Freedom 2030 Fund	$23,161,481
Fidelity Advisor Freedom 2040 Fund	$4,945,091
Fidelity Advisor Freedom 2045 Fund	$2,732,595
Fidelity Advisor Freedom 2050 Fund	$2,428,958
Fidelity Advisor Freedom 2055 Fund	$1,720,576
Fidelity Advisor Freedom 2060 Fund	$874,410
Fidelity Advisor Freedom 2065 Fund	$231,730

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
April, 2023	0%	0%	0%	0%	0%	0%
May, 2023	3%	3%	4%	2%	2%	2%
June, 2023	3%	4%	6%	3%	3%	2%
July, 2023	3%	3%	5%	3%	3%	2%
August, 2023	3%	4%	6%	3%	3%	2%
September, 2023	3%	3%	5%	3%	2%	2%
October, 2023	3%	3%	5%	3%	3%	2%
November, 2023	3%	3%	5%	3%	3%	2%
December, 2023	3%	3%	3%	3%	3%	3%
February, 2024	1%	2%	2%	1%	1%	1%
March, 2024	1%	2%	3%	1%	1%	1%
Fidelity Advisor Freedom 2005 Fund
May, 2023	1%	1%	-	0%	0%	0%
December, 2023	3%	3%	4%	3%	3%	2%
Fidelity Advisor Freedom 2010 Fund
May, 2023	1%	1%	-	1%	1%	1%
December, 2023	5%	6%	8%	5%	5%	5%
Fidelity Advisor Freedom 2015 Fund
May, 2023	2%	5%	-	1%	1%	1%
December, 2023	8%	9%	12%	8%	7%	7%
Fidelity Advisor Freedom 2020 Fund
May, 2023	6%	-	-	3%	2%	2%
December, 2023	12%	13%	16%	11%	10%	10%
Fidelity Advisor Freedom 2025 Fund
May, 2023	10%	-	-	4%	3%	2%
December, 2023	15%	16%	21%	14%	12%	12%
Fidelity Advisor Freedom 2030 Fund
May, 2023	30%	-	-	7%	5%	4%
December, 2023	18%	20%	26%	17%	15%	15%
Fidelity Advisor Freedom 2035 Fund
May, 2023	-	-	-	-	-	-
December, 2023	25%	29%	36%	25%	20%	20%
Fidelity Advisor Freedom 2040 Fund
May, 2023	-	-	-	-	-	-
December, 2023	38%	45%	63%	36%	29%	28%
Fidelity Advisor Freedom 2045 Fund
May, 2023	-	-	-	-	-	-
December, 2023	42%	50%	73%	40%	31%	31%
Fidelity Advisor Freedom 2050 Fund
May, 2023	-	-	-	-	-	-
December, 2023	42%	50%	70%	39%	31%	31%
Fidelity Advisor Freedom 2055 Fund
May, 2023	-	-	-	-	-	-
December, 2023	42%	49%	69%	39%	31%	31%
Fidelity Advisor Freedom 2060 Fund
May, 2023	-	-	-	-	-	-
December, 2023	41%	48%	67%	39%	31%	31%
Fidelity Advisor Freedom 2065 Fund
May, 2023	-	-	-	-	-	-
December, 2023	39%	45%	53%	36%	30%	29%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
April, 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
May, 2023	10.71%	12.49%	18.73%	9.37%	8.82%	8.33%
June, 2023	12.48%	14.97%	24.95%	10.70%	10.70%	9.98%
July, 2023	12.44%	14.35%	20.73%	10.98%	10.98	9.82%
August, 2023	12.53%	14.80%	23.26%	10.86%	10.86%	9.58%
September, 2023	12.40%	14.31%	20.67%	11.63%	9.79%	9.79%
October, 2023	12.49%	14.27%	19.98%	11.10%	10.52%	9.99%
November, 2023	12.45%	14.36%	20.74%	10.98%	10.98%	9.83%
December, 2023	12.07%	12.52%	13.53%	11.65%	11.57%	11.34%
February, 2024	0.28%	0.33%	0.49%	0.22%	0.22%	0.20%
March, 2024	0.26%	0.31%	0.52%	0.23%	0.23%	0.22%
Fidelity Advisor Freedom 2005 Fund
May, 2023	1.76%	3.52%	-	1.12%	1.01%	0.92%
December, 2023	12.11%	13.24%	18.70%	11.55%	10.61%	10.35%
Fidelity Advisor Freedom 2010 Fund
May, 2023	1.62%	2.57%	-	1.23%	1.14%	1.10%
December, 2023	17.51%	19.08%	26.07%	16.82%	15.21%	14.94%
Fidelity Advisor Freedom 2015 Fund
May, 2023	4.38%	10.50%	-	2.92%	2.63%	2.39%
December, 2023	24.15%	26.60%	34.17%	23.34%	20.63%	20.26%
Fidelity Advisor Freedom 2020 Fund
May, 2023	10.96%	-	-	5.06%	4.39%	3.66%
December, 2023	31.83%	35.07%	44.55%	30.92%	26.96%	26.39%
Fidelity Advisor Freedom 2025 Fund
May, 2023	11.72%	-	-	4.27%	3.35%	2.76%
December, 2023	38.94%	43.34%	55.34%	37.51%	32.59%	31.91%
Fidelity Advisor Freedom 2030 Fund
May, 2023	53.09%	-	-	11.80%	8.85%	6.64%
December, 2023	46.91%	52.13%	66.65%	45.03%	38.42%	37.65%
Fidelity Advisor Freedom 2035 Fund
May, 2023	-	-	-	-	-	-
December, 2023	63.39%	71.76%	89.80%	61.38%	50.44%	49.88%
Fidelity Advisor Freedom 2040 Fund
May, 2023	-	-	-	-	-	-
December, 2023	95.10%	100%	100%	90.32%	71.60%	70.48%
Fidelity Advisor Freedom 2045 Fund
May, 2023	-	-	-	-	-	-
December, 2023	100%	100%	100%	100%	85.00%	84.56%
Fidelity Advisor Freedom 2050 Fund
May, 2023	-	-	-	-	-	-
December, 2023	100%	100%	100%	100%	81.12%	80.71%
Fidelity Advisor Freedom 2055 Fund
May, 2023	-	-	-	-	-	-
December, 2023	100%	100%	100%	99.18%	79.42%	78.70%
Fidelity Advisor Freedom 2060 Fund
May, 2023	-	-	-	-	-	-
December, 2023	100%	100%	100%	97.77%	78.38%	77.60%
Fidelity Advisor Freedom 2065 Fund
May, 2023	-	-	-	-	-	-
December, 2023	95.68%	100%	100%	89.54%	73.91%	73.13%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
April, 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
May, 2023	0.17%	0.19%	0.29%	0.15%	0.14%	0.13%
June, 2023	0.19%	0.23%	0.38%	0.17%	0.17%	0.16%
July, 2023	0.19%	0.22%	0.32%	0.17%	0.17%	0.15%
August, 2023	0.19%	0.23%	0.36%	0.17%	0.17%	0.15%
September, 2023	0.19%	0.22%	0.32%	0.18%	0.15%	0.15%
October, 2023	0.19%	0.22%	0.31%	0.17%	0.16%	0.16%
November, 2023	0.19%	0.22%	0.32%	0.17%	0.17%	0.15%
December, 2023	0.19%	0.19%	0.21%	0.18%	0.18%	0.18%
February, 2024	0.07%	0.08%	0.12%	0.06%	0.06%	0.05%
March, 2024	0.07%	0.08%	0.13%	0.06%	0.06%	0.06%
Fidelity Advisor Freedom 2005 Fund
May, 2023	0.50%	0.99%	-	0.32%	0.29%	0.26%
December, 2023	0.19%	0.21%	0.29%	0.18%	0.17%	0.16%
Fidelity Advisor Freedom 2010 Fund
May, 2023	0.29%	0.45%	-	0.22%	0.20%	0.20%
December, 2023	0.28%	0.31%	0.42%	0.27%	0.24%	0.24%
Fidelity Advisor Freedom 2015 Fund
May, 2023	0.37%	0.88%	-	0.25%	0.22%	0.20%
December, 2023	0.39%	0.43%	0.56%	0.38%	0.34%	0.33%
Fidelity Advisor Freedom 2020 Fund
May, 2023	0.62%	-	-	0.29%	0.25%	0.21%
December, 2023	0.51%	0.56%	0.71%	0.50%	0.43%	0.42%
Fidelity Advisor Freedom 2025 Fund
May, 2023	0.19%	-	-	0.07%	0.06%	0.05%
December, 2023	0.62%	0.69%	0.88%	0.60%	0.52%	0.51%
Fidelity Advisor Freedom 2030 Fund
May, 2023	0.61%	-	-	0.14%	0.11%	0.08%
December, 2023	0.73%	0.81%	1.03%	0.70%	0.60%	0.58%
Fidelity Advisor Freedom 2035 Fund
May, 2023	-	-	-	-	-	-
December, 2023	0.94%	1.07%	1.33%	0.91%	0.75%	0.74%
Fidelity Advisor Freedom 2040 Fund
May, 2023	-	-	-	-	-	-
December, 2023	1.50%	0.00%	0.00%	1.42%	1.13%	1.11%
Fidelity Advisor Freedom 2045 Fund
May, 2023	-	-	-	-	-	-
December, 2023	0.00%	0.00%	0.00%	0.00%	3.64%	3.62%
Fidelity Advisor Freedom 2050 Fund
May, 2023	-	-	-	-	-	-
December, 2023	0.00%	0.00%	0.00%	0.00%	4.20%	4.18%
Fidelity Advisor Freedom 2055 Fund
May, 2023	-	-	-	-	-	-
December, 2023	0.00%	0.00%	0.00%	0.83%	3.20%	3.17%
Fidelity Advisor Freedom 2060 Fund
May, 2023	-	-	-	-	-	-
December, 2023	0.00%	0.00%	0.00%	2.19%	1.76%	1.74%
Fidelity Advisor Freedom 2065 Fund
May, 2023	-	-	-	-	-	-
December, 2023	1.53%	0.00%	0.00%	1.44%	1.19%	1.17%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Advisor Freedom Income Fund
Class A	12/29/2023	$0.0273	$0.0038
Class M	12/29/2023	$0.0263	$0.0038
Class C	12/29/2023	$0.0243	$0.0038
Class I	12/29/2023	$0.0282	$0.0038
Class Z	12/29/2023	$0.0284	$0.0038
Class Z6	12/29/2023	$0.0290	$0.0038
Fidelity Advisor Freedom 2005 Fund
Class A	12/29/2023	$0.0478	$0.0039
Class M	12/29/2023	$0.0437	$0.0039
Class C	12/29/2023	$0.0310	$0.0039
Class I	12/29/2023	$0.0501	$0.0039
Class Z	12/29/2023	$0.0546	$0.0039
Class Z6	12/29/2023	$0.0559	$0.0039
Fidelity Advisor Freedom 2010 Fund
Class A	12/29/2023	$0.0557	$0.0047
Class M	12/29/2023	$0.0511	$0.0047
Class C	12/29/2023	$0.0374	$0.0047
Class I	12/29/2023	$0.0580	$0.0047
Class Z	12/29/2023	$0.0641	$0.0047
Class Z6	12/29/2023	$0.0653	$0.0047
Fidelity Advisor Freedom 2015 Fund
Class A	12/29/2023	$0.0614	$0.0055
Class M	12/29/2023	$0.0558	$0.0055
Class C	12/29/2023	$0.0434	$0.0055
Class I	12/29/2023	$0.0635	$0.0055
Class Z	12/29/2023	$0.0719	$0.0055
Class Z6	12/29/2023	$0.0732	$0.0055
Fidelity Advisor Freedom 2020 Fund
Class A	12/29/2023	$0.0749	$0.0071
Class M	12/29/2023	$0.0680	$0.0071
Class C	12/29/2023	$0.0535	$0.0071
Class I	12/29/2023	$0.0771	$0.0071
Class Z	12/29/2023	$0.0884	$0.0071
Class Z6	12/29/2023	$0.0903	$0.0071
Fidelity Advisor Freedom 2025 Fund
Class A	12/29/2023	$0.0828	$0.0082
Class M	12/29/2023	$0.0744	$0.0082
Class C	12/29/2023	$0.0583	$0.0082
Class I	12/29/2023	$0.0860	$0.0082
Class Z	12/29/2023	$0.0989	$0.0082
Class Z6	12/29/2023	$0.1011	$0.0082
Fidelity Advisor Freedom 2030 Fund
Class A	12/29/2023	$0.0938	$0.0098
Class M	12/29/2023	$0.0844	$0.0098
Class C	12/29/2023	$0.0661	$0.0098
Class I	12/29/2023	$0.0978	$0.0098
Class Z	12/29/2023	$0.1146	$0.0098
Class Z6	12/29/2023	$0.1169	$0.0098
Fidelity Advisor Freedom 2035 Fund
Class A	12/29/2023	$0.0960	$0.0112
Class M	12/29/2023	$0.0848	$0.0112
Class C	12/29/2023	$0.0677	$0.0112
Class I	12/29/2023	$0.0991	$0.0112
Class Z	12/29/2023	$0.1206	$0.0112
Class Z6	12/29/2023	$0.1219	$0.0112
Fidelity Advisor Freedom 2040 Fund
Class A	12/29/2023	$0.0934	$0.0139
Class M	12/29/2023	$0.0800	$0.0139
Class C	12/29/2023	$0.0568	$0.0139
Class I	12/29/2023	$0.0983	$0.0139
Class Z	12/29/2023	$0.1240	$0.0139
Class Z6	12/29/2023	$0.1260	$0.0139
Fidelity Advisor Freedom 2045 Fund
Class A	12/29/2023	$0.0725	$0.0114
Class M	12/29/2023	$0.0617	$0.0114
Class C	12/29/2023	$0.0423	$0.0114
Class I	12/29/2023	$0.0761	$0.0114
Class Z	12/29/2023	$0.0982	$0.0114
Class Z6	12/29/2023	$0.0987	$0.0114
Fidelity Advisor Freedom 2050 Fund
Class A	12/29/2023	$0.0736	$0.0115
Class M	12/29/2023	$0.0623	$0.0115
Class C	12/29/2023	$0.0444	$0.0115
Class I	12/29/2023	$0.0788	$0.0115
Class Z	12/29/2023	$0.0998	$0.0115
Class Z6	12/29/2023	$0.1003	$0.0115
Fidelity Advisor Freedom 2055 Fund
Class A	12/29/2023	$0.0821	$0.0128
Class M	12/29/2023	$0.0703	$0.0128
Class C	12/29/2023	$0.0497	$0.0128
Class I	12/29/2023	$0.0888	$0.0128
Class Z	12/29/2023	$0.1109	$0.0128
Class Z6	12/29/2023	$0.1119	$0.0128
Fidelity Advisor Freedom 2060 Fund
Class A	12/29/2023	$0.0760	$0.0116
Class M	12/29/2023	$0.0657	$0.0116
Class C	12/29/2023	$0.0467	$0.0116
Class I	12/29/2023	$0.0812	$0.0116
Class Z	12/29/2023	$0.1012	$0.0116
Class Z6	12/29/2023	$0.1023	$0.0116
Fidelity Advisor Freedom 2065 Fund
Class A	12/29/2023	$0.0755	$0.0109
Class M	12/29/2023	$0.0646	$0.0109
Class C	12/29/2023	$0.0548	$0.0109
Class I	12/29/2023	$0.0807	$0.0109
Class Z	12/29/2023	$0.0978	$0.0109
Class Z6	12/29/2023	$0.0988	$0.0109

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on December 14, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	109,107,309,767.05	94.95
Withheld	5,799,378,291.64	5.05
TOTAL	114,906,688,058.69	100.00
Jennifer Toolin McAuliffe
Affirmative	109,175,275,002.33	95.01
Withheld	5,731,413,056.36	4.99
TOTAL	114,906,688,058.69	100.00
Christine J. Thompson
Affirmative	108,987,783,842.76	94.85
Withheld	5,918,904,215.93	5.15
TOTAL	114,906,688,058.69	100.00
Elizabeth S. Acton
Affirmative	108,779,130,187.70	94.67
Withheld	6,127,557,870.99	5.33
TOTAL	114,906,688,058.69	100.00
Laura M. Bishop
Affirmative	109,090,772,959.30	94.94
Withheld	5,815,915,099.39	5.06
TOTAL	114,906,688,058.69	100.00
Ann E. Dunwoody
Affirmative	108,992,925,653.09	94.85
Withheld	5,913,762,405.60	5.15
TOTAL	114,906,688,058.69	100.00
John Engler
Affirmative	107,582,823,815.81	93.63
Withheld	7,323,864,242.88	6.37
TOTAL	114,906,688,058.69	100.00
Robert F. Gartland
Affirmative	108,309,686,614.41	94.26
Withheld	6,597,001,444.28	5.74
TOTAL	114,906,688,058.69	100.00
Robert W. Helm
Affirmative	108,644,546,000.05	94.55
Withheld	6,262,142,058.64	5.45
TOTAL	114,906,688,058.69	100.00
Arthur E. Johnson
Affirmative	108,147,753,320.09	94.12
Withheld	6,758,934,738.60	5.88
TOTAL	114,906,688,058.69	100.00
Michael E. Kenneally
Affirmative	108,653,379,991.15	94.56
Withheld	6,253,308,067.54	5.44
TOTAL	114,906,688,058.69	100.00
Mark A. Murray
Affirmative	108,772,153,970.12	94.66
Withheld	6,134,534,088.57	5.34
TOTAL	114,906,688,058.69	100.00
Carol J. Zierhoffer
Affirmative	109,153,849,069.06	94.99
Withheld	5,752,838,989.63	5.01
TOTAL	114,906,688,058.69	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.792114.121
AFF-ANN-0524
Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend Income Fund
Fidelity Flex® Freedom Blend 2005 Fund
Fidelity Flex® Freedom Blend 2010 Fund
Fidelity Flex® Freedom Blend 2015 Fund
Fidelity Flex® Freedom Blend 2020 Fund
Fidelity Flex® Freedom Blend 2025 Fund
Fidelity Flex® Freedom Blend 2030 Fund
Fidelity Flex® Freedom Blend 2035 Fund
Fidelity Flex® Freedom Blend 2040 Fund
Fidelity Flex® Freedom Blend 2045 Fund
Fidelity Flex® Freedom Blend 2050 Fund
Fidelity Flex® Freedom Blend 2055 Fund
Fidelity Flex® Freedom Blend 2060 Fund
Fidelity Flex® Freedom Blend 2065 Fund

Annual Report
March 31, 2024

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Flex® Freedom Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Flex® Freedom Blend Income Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend Income Fund	6.14%	3.14%	3.30%

A   From June 8, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend Income Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Flex® Freedom Blend 2005 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2005 Fund	6.11%	3.49%	3.70%

A   From June 8, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2005 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Flex® Freedom Blend 2010 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2010 Fund	7.59%	4.32%	4.43%

A   From June 8, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2010 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Flex® Freedom Blend 2015 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2015 Fund	9.41%	5.16%	5.18%

A   From June 8, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2015 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Flex® Freedom Blend 2020 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2020 Fund	11.14%	5.99%	5.86%

A   From June 8, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2020 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Flex® Freedom Blend 2025 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2025 Fund	12.78%	6.74%	6.48%

A   From June 8, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2025 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Flex® Freedom Blend 2030 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2030 Fund	14.48%	7.70%	7.36%

A   From June 8, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2030 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Flex® Freedom Blend 2035 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2035 Fund	17.31%	9.19%	8.56%

A   From June 8, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2035 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Flex® Freedom Blend 2040 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2040 Fund	20.51%	10.44%	9.46%

A   From June 8, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2040 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Flex® Freedom Blend 2045 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2045 Fund	21.56%	10.62%	9.60%

A   From June 8, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2045 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Flex® Freedom Blend 2050 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2050 Fund	21.45%	10.60%	9.57%

A   From June 8, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2050 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Flex® Freedom Blend 2055 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2055 Fund	21.47%	10.62%	9.59%

A   From June 8, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2055 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Flex® Freedom Blend 2060 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2060 Fund	21.48%	10.63%	9.60%

A   From June 8, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2060 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Flex® Freedom Blend 2065 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2024	Past 1 year	Life of Fund A
Fidelity Flex® Freedom Blend 2065 Fund	21.49%	10.46%

A   From June 28, 2019
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2065 Fund, on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending March 31, 2024, easing global monetary policies and a slowing in the pace of inflation contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty. U.S. large-cap stocks led strong performance among asset categories, driven by a narrow set of companies in the information technology and communication services sectors amid exuberance for generative artificial intelligence. Assets gained broadly in the final two months of 2023 and through the first quarter of 2024, as investor sentiment largely shifted to a view that policy interest rates had peaked in some countries after aggressive monetary tightening cycles by the U.S. Federal Reserve and other central banks.
International equities rose 13.45% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index, coming off a 9.78% advance in the final quarter of 2023. By region, Japan (+26%) led the way, whereas Asia Pacific ex Japan (+4%) and emerging markets (+9%) lagged by the widest margins. By sector, tech (+30%), energy and financials (+22% each), were top performers. Conversely, the consumer staples (-4%) and communication services (-3%) sectors lagged most.
U.S. stocks gained 29.35% the past 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. By sector, the communication services (+46%) and information technology (+45%) sectors led, while financials (+34%) and industrials (+30%) also outpaced the broader index. Conversely, utilities (0%) and consumer staples (+8%) lagged most. Growth stocks outpaced value, while larger-caps topped small-caps. Commodities returned 0.56%, according to the Bloomberg Commodity Index Total Return.
U.S. taxable investment-grade bonds gained 1.70% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, as the Federal Reserve slowed the pace of, and eventually paused, interest rate increases. Since March 2022, the Fed has hiked its benchmark interest rate 11 times, by 5.25 percentage points, while allowing up to billions in bonds to mature each month. Short-term U.S. Treasurys (+5.29%), topped investment-grade corporate bonds (+4.15%), while commercial mortgage-backed securities gained 4.42% and agencies rose 3.06%. Outside the Bloomberg index, leveraged loans (+12.85%), U.S. high-yield bonds (+11.06%) and emerging-markets debt (+10.45%) had strong gains, whereas Treasury Inflation-Protected Securities (0.45%) were roughly flat.
Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:
For the fiscal year ending March 31, 2024, Fidelity Flex Freedom® Blend Funds posted returns ranging from 6.11% to 21.56%. Most of the Funds outperformed their Composite indexes this period. Security selection among the underlying investment portfolios contributed to the Funds' performance versus Composite indexes, whereas active asset allocation detracted. More specifically, investments in underlying non-U.S. equity funds added relative value, especially Fidelity® Series International Growth Fund (+19.50%), which topped its benchmark, the MSCI EAFE Growth Index (+13.42%). Also contributing was Fidelity® Series Emerging Markets Opportunities Fund (+11.53%), which outperformed the 8.18% result of its benchmark, the MSCI Emerging Markets (Net MA) Index. Investments in underlying U.S. equity funds also lifted the Funds' relative performance, especially Fidelity® Series Blue Chip Growth Fund (+51.83%), notably outpaced its benchmark, the Russell 1000® Growth Index (+39.00%), for the 12 months. Conversely, an investment in Fidelity® Series Value Discovery Fund (+16.10%) detracted, given the U.S. equity fund trailed the 20.18% result of its benchmark, the Russell 3000® Value Index. In terms of active asset allocation, underweighting U.S. equities held back the Funds' performance relative to Composites, as this asset class outperformed several others in which the Funds invest. An overweight in long-term U.S. Treasury bonds also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Flex® Freedom Blend Income Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Investment Grade Bond Fund	13.0
Fidelity Series Government Bond Index Fund	13.0
Fidelity Series Corporate Bond Fund	8.9
Fidelity Series Investment Grade Securitized Fund	8.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	2.4
80.6

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend Income Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 9.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	1,128	20,379
Fidelity Series Commodity Strategy Fund (a)	77	7,304
Fidelity Series Large Cap Growth Index Fund (a)	605	12,919
Fidelity Series Large Cap Stock Fund (a)	625	13,680
Fidelity Series Large Cap Value Index Fund (a)	1,527	24,453
Fidelity Series Small Cap Core Fund (a)	19	221
Fidelity Series Small Cap Opportunities Fund (a)	396	6,050
Fidelity Series Value Discovery Fund (a)	571	9,032
TOTAL DOMESTIC EQUITY FUNDS (Cost $76,765)		94,038

International Equity Funds - 12.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	424	6,498
Fidelity Series Emerging Markets Fund (a)	1,137	9,961
Fidelity Series Emerging Markets Opportunities Fund (a)	2,241	39,979
Fidelity Series International Growth Fund (a)	876	16,302
Fidelity Series International Index Fund (a)	496	6,172
Fidelity Series International Small Cap Fund (a)	873	15,283
Fidelity Series International Value Fund (a)	1,301	16,381
Fidelity Series Overseas Fund (a)	1,161	16,341
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $107,852)		126,917

Bond Funds - 72.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	21,619	206,464
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	761	5,782
Fidelity Series Corporate Bond Fund (a)	9,927	91,525
Fidelity Series Emerging Markets Debt Fund (a)	687	5,404
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	194	1,743
Fidelity Series Floating Rate High Income Fund (a)	114	1,035
Fidelity Series Government Bond Index Fund (a)	14,722	133,827
Fidelity Series High Income Fund (a)	659	5,578
Fidelity Series International Credit Fund (a)	7	58
Fidelity Series International Developed Markets Bond Index Fund (a)	4,718	41,187
Fidelity Series Investment Grade Bond Fund (a)	13,537	134,690
Fidelity Series Investment Grade Securitized Fund (a)	10,038	88,833
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,816	32,744
Fidelity Series Real Estate Income Fund (a)	104	1,004
TOTAL BOND FUNDS (Cost $761,377)		749,874

Short-Term Funds - 5.9%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	12,417	12,417
Fidelity Series Short-Term Credit Fund (a)	1,163	11,458
Fidelity Series Treasury Bill Index Fund (a)	3,687	36,616
TOTAL SHORT-TERM FUNDS (Cost $60,303)		60,491

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,006,297)	1,031,320
NET OTHER ASSETS (LIABILITIES) - 0.0%	5
NET ASSETS - 100.0%	1,031,325

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	163,255	109,739	67,937	5,659	(1,383)	2,790	206,464
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,015	3,434	2,324	228	(64)	(279)	5,782
Fidelity Series Blue Chip Growth Fund	10,399	13,199	9,204	84	538	5,447	20,379
Fidelity Series Canada Fund	5,948	3,698	3,876	245	15	713	6,498
Fidelity Series Commodity Strategy Fund	6,000	4,481	2,768	347	(203)	(206)	7,304
Fidelity Series Corporate Bond Fund	67,683	50,962	28,538	3,663	(217)	1,635	91,525
Fidelity Series Emerging Markets Debt Fund	4,185	2,856	2,018	337	(6)	387	5,404
Fidelity Series Emerging Markets Debt Local Currency Fund	1,416	994	632	133	(3)	(32)	1,743
Fidelity Series Emerging Markets Fund	6,056	8,925	5,781	271	(77)	838	9,961
Fidelity Series Emerging Markets Opportunities Fund	34,000	25,840	22,997	1,252	(91)	3,227	39,979
Fidelity Series Floating Rate High Income Fund	806	615	404	101	1	17	1,035
Fidelity Series Government Bond Index Fund	99,500	76,483	39,431	3,723	(616)	(2,109)	133,827
Fidelity Series Government Money Market Fund 5.4%	18,411	12,738	18,732	1,043	-	-	12,417
Fidelity Series High Income Fund	4,368	2,840	1,830	355	(27)	227	5,578
Fidelity Series International Credit Fund	53	2	-	2	-	3	58
Fidelity Series International Developed Markets Bond Index Fund	32,657	22,102	13,990	1,548	(140)	558	41,187
Fidelity Series International Growth Fund	13,804	8,867	9,112	237	344	2,399	16,302
Fidelity Series International Index Fund	5,723	3,488	3,760	195	71	650	6,172
Fidelity Series International Small Cap Fund	4,491	15,184	7,054	626	316	2,346	15,283
Fidelity Series International Value Fund	13,768	8,808	8,993	589	343	2,455	16,381
Fidelity Series Investment Grade Bond Fund	101,721	74,834	41,023	5,275	(600)	(242)	134,690
Fidelity Series Investment Grade Securitized Fund	69,776	49,476	29,281	3,469	(660)	(478)	88,833
Fidelity Series Large Cap Growth Index Fund	6,571	8,427	5,000	77	206	2,715	12,919
Fidelity Series Large Cap Stock Fund	7,230	9,836	5,698	492	131	2,181	13,680
Fidelity Series Large Cap Value Index Fund	13,513	19,014	10,936	781	103	2,759	24,453
Fidelity Series Long-Term Treasury Bond Index Fund	31,701	28,294	24,262	1,309	(2,826)	(163)	32,744
Fidelity Series Overseas Fund	13,791	8,760	8,822	301	293	2,319	16,341
Fidelity Series Real Estate Income Fund	1,494	885	1,388	96	(96)	109	1,004
Fidelity Series Short-Term Credit Fund	15,101	9,898	13,937	552	176	220	11,458
Fidelity Series Small Cap Core Fund	85	181	56	1	-	11	221
Fidelity Series Small Cap Opportunities Fund	3,292	3,801	2,143	48	49	1,051	6,050
Fidelity Series Treasury Bill Index Fund	53,173	36,696	53,141	3,088	(156)	44	36,616
Fidelity Series Value Discovery Fund	4,935	6,953	3,572	366	11	705	9,032
	819,921	632,310	448,640	36,493	(4,568)	32,297	1,031,320

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	94,038	94,038	-	-

International Equity Funds	126,917	126,917	-	-

Bond Funds	749,874	749,874	-	-

Short-Term Funds	60,491	60,491	-	-
Total Investments in Securities:	1,031,320	1,031,320	-	-
Fidelity Flex® Freedom Blend Income Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,006,297)	$1,031,320

Total Investment in Securities (cost $1,006,297)		$1,031,320
Cash		3
Receivable for investments sold		7,321
Receivable for fund shares sold		732
Total assets		1,039,376
Liabilities
Payable for investments purchased	$7,667
Payable for fund shares redeemed	384
Total liabilities		8,051
Net Assets		$1,031,325
Net Assets consist of:
Paid in capital		$1,146,639
Total accumulated earnings (loss)		(115,314)
Net Assets		$1,031,325
Net Asset Value, offering price and redemption price per share ($1,031,325 ÷ 108,590 shares)		$9.50
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$35,313
Expenses
Independent trustees' fees and expenses	$3
Proxy	29
Total expenses		32
Net Investment income (loss)		35,281
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(4,568)
Capital gain distributions from underlying funds:
Affiliated issuers	1,180
Total net realized gain (loss)		(3,388)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	32,297
Total change in net unrealized appreciation (depreciation)		32,297
Net gain (loss)		28,909
Net increase (decrease) in net assets resulting from operations		$64,190
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,281	$62,123
Net realized gain (loss)	(3,388)	(138,786)
Change in net unrealized appreciation (depreciation)	32,297	(5,776)
Net increase (decrease) in net assets resulting from operations	64,190	(82,439)
Distributions to shareholders	(34,758)	(62,185)

Share transactions
Proceeds from sales of shares	575,972	3,213,723
Reinvestment of distributions	34,758	62,185
Cost of shares redeemed	(428,762)	(2,462,521)

Net increase (decrease) in net assets resulting from share transactions	181,968	813,387
Total increase (decrease) in net assets	211,400	668,763

Net Assets
Beginning of period	819,925	151,162
End of period	$1,031,325	$819,925

Other Information
Shares
Sold	62,628	337,023
Issued in reinvestment of distributions	3,746	6,894
Redeemed	(46,398)	(270,190)
Net increase (decrease)	19,976	73,727

Financial Highlights
Fidelity Flex® Freedom Blend Income Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.25	$10.15	$10.72	$9.79	$10.01
Income from Investment Operations
Net investment income (loss) A,B	.32	.35	.28	.14	.23
Net realized and unrealized gain (loss)	.24	(.77)	(.33)	1.11	- C
Total from investment operations	.56	(.42)	(.05)	1.25	.23
Distributions from net investment income	(.31)	(.36)	(.28)	(.15)	(.24)
Distributions from net realized gain	-	(.12)	(.24)	(.17)	(.21)
Total distributions	(.31)	(.48)	(.52)	(.32)	(.45)
Net asset value, end of period	$9.50	$9.25	$10.15	$10.72	$9.79
Total Return	6.14%	(4.01)%	(.61)%	12.84%	2.17%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	3.49%	3.83%	2.62%	1.37%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$1,031	$820	$151	$123	$109
Portfolio turnover rate G	45%	178%	36%	25%	63%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2005 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Investment Grade Bond Fund	13.0
Fidelity Series Government Bond Index Fund	13.0
Fidelity Series Corporate Bond Fund	8.9
Fidelity Series Investment Grade Securitized Fund	8.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	2.4
80.6

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2005 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 9.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	2,862	51,714
Fidelity Series Commodity Strategy Fund (a)	196	18,535
Fidelity Series Large Cap Growth Index Fund (a)	1,536	32,782
Fidelity Series Large Cap Stock Fund (a)	1,585	34,713
Fidelity Series Large Cap Value Index Fund (a)	3,876	62,051
Fidelity Series Small Cap Core Fund (a)	47	559
Fidelity Series Small Cap Opportunities Fund (a)	1,004	15,353
Fidelity Series Value Discovery Fund (a)	1,448	22,921
TOTAL DOMESTIC EQUITY FUNDS (Cost $204,061)		238,628

International Equity Funds - 12.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,076	16,490
Fidelity Series Emerging Markets Fund (a)	2,885	25,276
Fidelity Series Emerging Markets Opportunities Fund (a)	5,687	101,448
Fidelity Series International Growth Fund (a)	2,222	41,366
Fidelity Series International Index Fund (a)	1,258	15,662
Fidelity Series International Small Cap Fund (a)	2,215	38,781
Fidelity Series International Value Fund (a)	3,302	41,567
Fidelity Series Overseas Fund (a)	2,947	41,464
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $276,996)		322,054

Bond Funds - 72.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	54,861	523,919
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,931	14,673
Fidelity Series Corporate Bond Fund (a)	25,190	232,255
Fidelity Series Emerging Markets Debt Fund (a)	1,744	13,709
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	492	4,425
Fidelity Series Floating Rate High Income Fund (a)	290	2,627
Fidelity Series Government Bond Index Fund (a)	37,359	339,598
Fidelity Series High Income Fund (a)	1,673	14,155
Fidelity Series International Credit Fund (a)	7	59
Fidelity Series International Developed Markets Bond Index Fund (a)	11,982	104,603
Fidelity Series Investment Grade Bond Fund (a)	34,351	341,788
Fidelity Series Investment Grade Securitized Fund (a)	25,471	225,422
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,757	83,081
Fidelity Series Real Estate Income Fund (a)	263	2,548
TOTAL BOND FUNDS (Cost $1,970,048)		1,902,862

Short-Term Funds - 5.9%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	31,515	31,515
Fidelity Series Short-Term Credit Fund (a)	2,952	29,075
Fidelity Series Treasury Bill Index Fund (a)	9,358	92,927
TOTAL SHORT-TERM FUNDS (Cost $153,209)		153,517

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,604,314)	2,617,061
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	2,617,064

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	632,577	95,297	207,527	12,446	(8,883)	12,455	523,919
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	28,551	1,647	13,934	511	(1,997)	406	14,673
Fidelity Series Blue Chip Growth Fund	45,347	19,335	29,613	216	4,026	12,619	51,714
Fidelity Series Canada Fund	24,550	2,477	12,312	540	(343)	2,118	16,490
Fidelity Series Commodity Strategy Fund	24,003	5,063	9,762	890	(4,469)	3,700	18,535
Fidelity Series Corporate Bond Fund	267,644	49,915	83,373	10,443	(5,377)	3,446	232,255
Fidelity Series Emerging Markets Debt Fund	16,693	2,246	5,968	963	(336)	1,074	13,709
Fidelity Series Emerging Markets Debt Local Currency Fund	5,651	773	1,928	301	110	(181)	4,425
Fidelity Series Emerging Markets Fund	22,605	14,617	13,178	597	(865)	2,097	25,276
Fidelity Series Emerging Markets Opportunities Fund	140,790	26,923	73,776	2,755	(1,776)	9,287	101,448
Fidelity Series Floating Rate High Income Fund	3,217	563	1,211	286	7	51	2,627
Fidelity Series Government Bond Index Fund	393,525	76,724	116,181	10,565	(7,657)	(6,813)	339,598
Fidelity Series Government Money Market Fund 5.4%	73,170	15,206	56,861	3,161	-	-	31,515
Fidelity Series High Income Fund	17,422	1,921	5,509	1,012	(327)	648	14,155
Fidelity Series International Credit Fund	54	2	-	2	-	3	59
Fidelity Series International Developed Markets Bond Index Fund	130,309	16,482	41,411	4,388	(1,822)	1,045	104,603
Fidelity Series International Growth Fund	56,976	5,185	26,697	521	1,562	4,340	41,366
Fidelity Series International Index Fund	23,622	2,184	11,792	429	720	928	15,662
Fidelity Series International Small Cap Fund	18,824	33,328	19,012	1,378	(64)	5,705	38,781
Fidelity Series International Value Fund	56,827	4,724	27,150	1,297	1,618	5,548	41,567
Fidelity Series Investment Grade Bond Fund	402,318	71,338	121,968	15,068	(7,667)	(2,233)	341,788
Fidelity Series Investment Grade Securitized Fund	275,926	44,797	86,546	9,876	(6,656)	(2,099)	225,422
Fidelity Series Large Cap Growth Index Fund	28,782	12,761	16,736	201	2,061	5,914	32,782
Fidelity Series Large Cap Stock Fund	31,525	15,018	17,961	1,339	847	5,284	34,713
Fidelity Series Large Cap Value Index Fund	58,883	28,952	33,128	1,734	123	7,221	62,051
Fidelity Series Long-Term Treasury Bond Index Fund	127,170	36,229	66,194	3,734	(10,935)	(3,189)	83,081
Fidelity Series Overseas Fund	56,920	4,843	26,073	663	1,891	3,883	41,464
Fidelity Series Real Estate Income Fund	6,015	457	3,947	256	(380)	403	2,548
Fidelity Series Short-Term Credit Fund	56,869	4,036	32,674	1,493	279	565	29,075
Fidelity Series Small Cap Core Fund	384	442	292	2	6	19	559
Fidelity Series Small Cap Opportunities Fund	14,375	5,048	6,739	122	75	2,594	15,353
Fidelity Series Treasury Bill Index Fund	209,020	41,121	156,847	9,021	(556)	189	92,927
Fidelity Series Value Discovery Fund	21,528	10,814	11,390	823	(124)	2,093	22,921
	3,272,072	650,468	1,337,690	97,033	(46,909)	79,120	2,617,061

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	238,628	238,628	-	-

International Equity Funds	322,054	322,054	-	-

Bond Funds	1,902,862	1,902,862	-	-

Short-Term Funds	153,517	153,517	-	-
Total Investments in Securities:	2,617,061	2,617,061	-	-
Fidelity Flex® Freedom Blend 2005 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,604,314)	$2,617,061

Total Investment in Securities (cost $2,604,314)		$2,617,061
Receivable for investments sold		18,907
Receivable for fund shares sold		165
Total assets		2,636,133
Liabilities
Payable for investments purchased	$19,069
Total liabilities		19,069
Net Assets		$2,617,064
Net Assets consist of:
Paid in capital		$2,699,907
Total accumulated earnings (loss)		(82,843)
Net Assets		$2,617,064
Net Asset Value, offering price and redemption price per share ($2,617,064 ÷ 275,505 shares)		$9.50
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$94,266
Expenses
Independent trustees' fees and expenses	$10
Proxy	23
Total expenses		33
Net Investment income (loss)		94,233
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(46,909)
Capital gain distributions from underlying funds:
Affiliated issuers	2,767
Total net realized gain (loss)		(44,142)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	79,120
Total change in net unrealized appreciation (depreciation)		79,120
Net gain (loss)		34,978
Net increase (decrease) in net assets resulting from operations		$129,211
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,233	$122,816
Net realized gain (loss)	(44,142)	(65,114)
Change in net unrealized appreciation (depreciation)	79,120	(66,388)
Net increase (decrease) in net assets resulting from operations	129,211	(8,686)
Distributions to shareholders	(97,371)	(107,738)

Share transactions
Proceeds from sales of shares	149,852	4,094,769
Reinvestment of distributions	97,371	107,738
Cost of shares redeemed	(934,074)	(945,885)

Net increase (decrease) in net assets resulting from share transactions	(686,851)	3,256,622
Total increase (decrease) in net assets	(655,011)	3,140,198

Net Assets
Beginning of period	3,272,075	131,877
End of period	$2,617,064	$3,272,075

Other Information
Shares
Sold	16,142	429,055
Issued in reinvestment of distributions	10,399	11,982
Redeemed	(103,313)	(101,671)
Net increase (decrease)	(76,772)	339,366

Financial Highlights
Fidelity Flex® Freedom Blend 2005 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.29	$10.21	$10.84	$9.70	$10.05
Income from Investment Operations
Net investment income (loss) A,B	.30	.40	.29	.15	.24
Net realized and unrealized gain (loss)	.26	(.83)	(.31)	1.36	(.09)
Total from investment operations	.56	(.43)	(.02)	1.51	.15
Distributions from net investment income	(.35)	(.33)	(.29)	(.16)	(.25)
Distributions from net realized gain	-	(.15)	(.32)	(.21)	(.25)
Total distributions	(.35)	(.49) C	(.61)	(.37)	(.50)
Net asset value, end of period	$9.50	$9.29	$10.21	$10.84	$9.70
Total Return	6.11%	(4.12)%	(.41)%	15.70%	1.29%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	3.22%	4.32%	2.64%	1.39%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$2,617	$3,272	$132	$126	$109
Portfolio turnover rate G	22%	52%	36%	25%	65%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2010 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.0
Fidelity Series Investment Grade Bond Fund	12.1
Fidelity Series Government Bond Index Fund	12.0
Fidelity Series Corporate Bond Fund	8.2
Fidelity Series Investment Grade Securitized Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series Blue Chip Growth Fund	3.1
74.1

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2010 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	8,977	162,207
Fidelity Series Commodity Strategy Fund (a)	393	37,165
Fidelity Series Large Cap Growth Index Fund (a)	4,818	102,822
Fidelity Series Large Cap Stock Fund (a)	4,972	108,881
Fidelity Series Large Cap Value Index Fund (a)	12,157	194,637
Fidelity Series Small Cap Core Fund (a)	150	1,775
Fidelity Series Small Cap Opportunities Fund (a)	3,149	48,156
Fidelity Series Value Discovery Fund (a)	4,542	71,893
TOTAL DOMESTIC EQUITY FUNDS (Cost $595,144)		727,536

International Equity Funds - 15.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,981	45,665
Fidelity Series Emerging Markets Fund (a)	6,826	59,793
Fidelity Series Emerging Markets Opportunities Fund (a)	13,452	239,991
Fidelity Series International Growth Fund (a)	6,152	114,551
Fidelity Series International Index Fund (a)	3,484	43,373
Fidelity Series International Small Cap Fund (a)	4,441	77,763
Fidelity Series International Value Fund (a)	9,143	115,109
Fidelity Series Overseas Fund (a)	8,161	114,825
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $694,878)		811,070

Bond Funds - 67.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	82,300	785,961
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	20,127	152,965
Fidelity Series Corporate Bond Fund (a)	46,795	431,448
Fidelity Series Emerging Markets Debt Fund (a)	3,490	27,429
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	984	8,846
Fidelity Series Floating Rate High Income Fund (a)	584	5,281
Fidelity Series Government Bond Index Fund (a)	69,401	630,859
Fidelity Series High Income Fund (a)	3,355	28,384
Fidelity Series International Credit Fund (a)	7	60
Fidelity Series International Developed Markets Bond Index Fund (a)	24,034	209,819
Fidelity Series Investment Grade Bond Fund (a)	63,812	634,926
Fidelity Series Investment Grade Securitized Fund (a)	47,317	418,760
Fidelity Series Long-Term Treasury Bond Index Fund (a)	31,553	177,646
Fidelity Series Real Estate Income Fund (a)	528	5,110
TOTAL BOND FUNDS (Cost $3,653,448)		3,517,494

Short-Term Funds - 3.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	40,091	40,091
Fidelity Series Short-Term Credit Fund (a)	3,525	34,717
Fidelity Series Treasury Bill Index Fund (a)	11,752	116,695
TOTAL SHORT-TERM FUNDS (Cost $190,976)		191,503

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,134,446)	5,247,603
NET OTHER ASSETS (LIABILITIES) - 0.0%	15
NET ASSETS - 100.0%	5,247,618

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	800,234	188,643	207,387	20,824	(6,685)	11,156	785,961
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	203,090	14,318	52,548	5,962	(7,942)	(3,953)	152,965
Fidelity Series Blue Chip Growth Fund	151,478	38,576	91,611	812	12,198	51,566	162,207
Fidelity Series Canada Fund	59,125	6,158	25,531	1,745	391	5,522	45,665
Fidelity Series Commodity Strategy Fund	42,713	10,925	14,539	1,739	(1,352)	(582)	37,165
Fidelity Series Corporate Bond Fund	434,611	95,473	102,546	18,647	(591)	4,501	431,448
Fidelity Series Emerging Markets Debt Fund	29,633	4,133	8,277	1,878	1	1,939	27,429
Fidelity Series Emerging Markets Debt Local Currency Fund	10,052	1,587	2,663	687	92	(222)	8,846
Fidelity Series Emerging Markets Fund	49,454	27,451	21,611	1,639	(350)	4,849	59,793
Fidelity Series Emerging Markets Opportunities Fund	297,761	55,058	134,969	7,565	1,126	21,015	239,991
Fidelity Series Floating Rate High Income Fund	5,719	1,191	1,743	558	15	99	5,281
Fidelity Series Government Bond Index Fund	639,024	152,951	142,739	18,903	(3,031)	(15,346)	630,859
Fidelity Series Government Money Market Fund 5.4%	100,920	23,843	84,672	4,570	-	-	40,091
Fidelity Series High Income Fund	30,971	3,911	7,480	1,976	(104)	1,086	28,384
Fidelity Series International Credit Fund	55	2	-	2	-	3	60
Fidelity Series International Developed Markets Bond Index Fund	231,799	37,989	60,419	8,810	(872)	1,322	209,819
Fidelity Series International Growth Fund	137,221	12,239	55,953	1,684	7,207	13,837	114,551
Fidelity Series International Index Fund	56,893	5,460	24,698	1,388	2,468	3,250	43,373
Fidelity Series International Small Cap Fund	44,634	50,133	29,423	3,142	1,586	10,833	77,763
Fidelity Series International Value Fund	136,857	11,944	55,424	4,195	5,414	16,318	115,109
Fidelity Series Investment Grade Bond Fund	653,312	138,579	148,417	26,871	(2,382)	(6,166)	634,926
Fidelity Series Investment Grade Securitized Fund	448,061	85,444	106,055	17,649	(2,867)	(5,823)	418,760
Fidelity Series Large Cap Growth Index Fund	95,981	25,668	49,947	807	5,408	25,712	102,822
Fidelity Series Large Cap Stock Fund	104,970	32,125	51,308	5,248	2,402	20,692	108,881
Fidelity Series Large Cap Value Index Fund	196,003	68,240	97,622	7,463	2,480	25,536	194,637
Fidelity Series Long-Term Treasury Bond Index Fund	240,310	68,148	109,511	7,711	(15,391)	(5,910)	177,646
Fidelity Series Overseas Fund	137,078	11,317	53,936	2,144	7,466	12,900	114,825
Fidelity Series Real Estate Income Fund	10,718	849	6,594	503	(633)	770	5,110
Fidelity Series Short-Term Credit Fund	71,188	5,102	42,911	2,025	711	627	34,717
Fidelity Series Small Cap Core Fund	1,275	1,286	878	8	15	77	1,775
Fidelity Series Small Cap Opportunities Fund	47,901	10,250	20,859	470	1,325	9,539	48,156
Fidelity Series Treasury Bill Index Fund	283,615	75,963	242,346	13,084	(903)	366	116,695
Fidelity Series Value Discovery Fund	71,706	25,900	32,863	3,443	284	6,866	71,893
	5,824,362	1,290,856	2,087,480	194,152	7,486	212,379	5,247,603

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	727,536	727,536	-	-

International Equity Funds	811,070	811,070	-	-

Bond Funds	3,517,494	3,517,494	-	-

Short-Term Funds	191,503	191,503	-	-
Total Investments in Securities:	5,247,603	5,247,603	-	-
Fidelity Flex® Freedom Blend 2010 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,134,446)	$5,247,603

Total Investment in Securities (cost $5,134,446)		$5,247,603
Receivable for investments sold		52,007
Receivable for fund shares sold		83
Total assets		5,299,693
Liabilities
Payable for investments purchased	$52,075
Total liabilities		52,075
Net Assets		$5,247,618
Net Assets consist of:
Paid in capital		$5,235,579
Total accumulated earnings (loss)		12,039
Net Assets		$5,247,618
Net Asset Value, offering price and redemption price per share ($5,247,618 ÷ 537,410 shares)		$9.76
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$183,733
Expenses
Independent trustees' fees and expenses	$18
Proxy	26
Total expenses		44
Net Investment income (loss)		183,689
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	7,486
Capital gain distributions from underlying funds:
Affiliated issuers	10,419
Total net realized gain (loss)		17,905
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	212,379
Total change in net unrealized appreciation (depreciation)		212,379
Net gain (loss)		230,284
Net increase (decrease) in net assets resulting from operations		$413,973
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$183,689	$235,012
Net realized gain (loss)	17,905	(144,040)
Change in net unrealized appreciation (depreciation)	212,379	(100,880)
Net increase (decrease) in net assets resulting from operations	413,973	(9,908)
Distributions to shareholders	(182,341)	(213,337)

Share transactions
Proceeds from sales of shares	272,849	9,838,265
Reinvestment of distributions	182,341	213,337
Cost of shares redeemed	(1,263,567)	(4,138,919)

Net increase (decrease) in net assets resulting from share transactions	(808,377)	5,912,683
Total increase (decrease) in net assets	(576,745)	5,689,438

Net Assets
Beginning of period	5,824,363	134,925
End of period	$5,247,618	$5,824,363

Other Information
Shares
Sold	28,976	1,028,908
Issued in reinvestment of distributions	19,094	23,686
Redeemed	(133,241)	(443,008)
Net increase (decrease)	(85,171)	609,586

Financial Highlights
Fidelity Flex® Freedom Blend 2010 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.36	$10.38	$11.06	$9.52	$10.07
Income from Investment Operations
Net investment income (loss) A,B	.31	.39	.30	.15	.24
Net realized and unrealized gain (loss)	.39	(.90)	(.27)	1.82	(.24)
Total from investment operations	.70	(.51)	.03	1.97	- C
Distributions from net investment income	(.30)	(.33)	(.30)	(.17)	(.25)
Distributions from net realized gain	- C	(.18)	(.41)	(.27)	(.30)
Total distributions	(.30)	(.51)	(.71)	(.43) D	(.55)
Net asset value, end of period	$9.76	$9.36	$10.38	$11.06	$9.52
Total Return	7.59%	(4.76)%	.02%	20.94%	(.34)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	3.24%	4.27%	2.67%	1.45%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$5,248	$5,824	$135	$131	$108
Portfolio turnover rate H	23%	98%	33%	26%	65%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2015 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Government Bond Index Fund	11.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.5
Fidelity Series Emerging Markets Opportunities Fund	5.4
Fidelity Series Large Cap Value Index Fund	5.3
Fidelity Series Blue Chip Growth Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
70.8

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2015 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 19.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	26,563	479,985
Fidelity Series Commodity Strategy Fund (a)	820	77,520
Fidelity Series Large Cap Growth Index Fund (a)	14,258	304,264
Fidelity Series Large Cap Stock Fund (a)	14,712	322,186
Fidelity Series Large Cap Value Index Fund (a)	35,973	575,927
Fidelity Series Small Cap Core Fund (a)	440	5,196
Fidelity Series Small Cap Opportunities Fund (a)	9,320	142,503
Fidelity Series Value Discovery Fund (a)	13,439	212,740
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,710,178)		2,120,321

International Equity Funds - 19.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	8,210	125,778
Fidelity Series Emerging Markets Fund (a)	16,756	146,786
Fidelity Series Emerging Markets Opportunities Fund (a)	33,024	589,145
Fidelity Series International Growth Fund (a)	16,945	315,521
Fidelity Series International Index Fund (a)	9,596	119,466
Fidelity Series International Small Cap Fund (a)	9,326	163,296
Fidelity Series International Value Fund (a)	25,183	317,056
Fidelity Series Overseas Fund (a)	22,479	316,274
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,794,427)		2,093,322

Bond Funds - 60.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	107,579	1,027,379
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	79,636	605,235
Fidelity Series Corporate Bond Fund (a)	88,962	820,230
Fidelity Series Emerging Markets Debt Fund (a)	7,284	57,256
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,048	18,410
Fidelity Series Floating Rate High Income Fund (a)	1,217	11,016
Fidelity Series Government Bond Index Fund (a)	131,939	1,199,329
Fidelity Series High Income Fund (a)	6,998	59,206
Fidelity Series International Credit Fund (a)	7	60
Fidelity Series International Developed Markets Bond Index Fund (a)	50,140	437,723
Fidelity Series Investment Grade Bond Fund (a)	121,312	1,207,057
Fidelity Series Investment Grade Securitized Fund (a)	89,956	796,110
Fidelity Series Long-Term Treasury Bond Index Fund (a)	70,490	396,858
Fidelity Series Real Estate Income Fund (a)	1,101	10,660
TOTAL BOND FUNDS (Cost $6,939,488)		6,646,529

Short-Term Funds - 0.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	20,404	20,404
Fidelity Series Short-Term Credit Fund (a)	1,065	10,493
Fidelity Series Treasury Bill Index Fund (a)	5,499	54,609
TOTAL SHORT-TERM FUNDS (Cost $85,312)		85,506

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,529,405)	10,945,678
NET OTHER ASSETS (LIABILITIES) - 0.0%	16
NET ASSETS - 100.0%	10,945,694

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	902,233	268,814	150,279	23,555	(2,670)	9,281	1,027,379
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	675,860	88,981	120,039	20,129	(10,830)	(28,737)	605,235
Fidelity Series Blue Chip Growth Fund	426,337	84,715	211,991	2,333	31,271	149,653	479,985
Fidelity Series Canada Fund	142,630	17,957	49,891	4,225	685	14,397	125,778
Fidelity Series Commodity Strategy Fund	81,077	20,834	20,951	3,371	(2,944)	(496)	77,520
Fidelity Series Corporate Bond Fund	746,303	196,664	129,643	32,443	(1,276)	8,182	820,230
Fidelity Series Emerging Markets Debt Fund	56,365	8,955	11,805	3,608	(97)	3,838	57,256
Fidelity Series Emerging Markets Debt Local Currency Fund	19,087	3,360	3,805	1,294	150	(382)	18,410
Fidelity Series Emerging Markets Fund	102,210	72,971	38,506	3,557	(1,219)	11,330	146,786
Fidelity Series Emerging Markets Opportunities Fund	669,860	116,280	247,674	16,420	1,112	49,567	589,145
Fidelity Series Floating Rate High Income Fund	10,860	2,698	2,760	1,069	22	196	11,016
Fidelity Series Government Bond Index Fund	1,097,385	296,982	163,348	32,922	(1,659)	(30,031)	1,199,329
Fidelity Series Government Money Market Fund 5.4%	128,329	37,190	145,115	5,468	-	-	20,404
Fidelity Series High Income Fund	58,821	9,772	11,254	3,787	(191)	2,058	59,206
Fidelity Series International Credit Fund	55	2	-	2	-	3	60
Fidelity Series International Developed Markets Bond Index Fund	440,119	84,884	88,693	16,592	(1,097)	2,510	437,723
Fidelity Series International Growth Fund	331,035	38,019	106,706	4,077	11,007	42,166	315,521
Fidelity Series International Index Fund	137,254	15,475	47,873	3,358	4,162	10,448	119,466
Fidelity Series International Small Cap Fund	106,602	78,641	43,835	5,765	1,733	20,155	163,296
Fidelity Series International Value Fund	330,158	37,965	106,689	10,150	8,744	46,878	317,056
Fidelity Series Investment Grade Bond Fund	1,121,884	279,903	180,103	46,781	(2,615)	(12,012)	1,207,057
Fidelity Series Investment Grade Securitized Fund	769,416	176,610	135,141	30,708	(2,745)	(12,030)	796,110
Fidelity Series Large Cap Growth Index Fund	270,117	56,699	110,917	2,270	14,934	73,431	304,264
Fidelity Series Large Cap Stock Fund	295,613	69,569	108,697	14,824	6,628	59,073	322,186
Fidelity Series Large Cap Value Index Fund	551,767	155,810	211,093	20,899	5,700	73,743	575,927
Fidelity Series Long-Term Treasury Bond Index Fund	481,886	147,235	188,823	15,650	(25,101)	(18,339)	396,858
Fidelity Series Overseas Fund	330,695	37,822	103,594	5,188	11,066	40,285	316,274
Fidelity Series Real Estate Income Fund	20,440	1,932	11,907	942	(1,243)	1,438	10,660
Fidelity Series Short-Term Credit Fund	71,868	7,269	69,939	1,959	1,210	85	10,493
Fidelity Series Small Cap Core Fund	3,567	3,814	2,459	23	51	223	5,196
Fidelity Series Small Cap Opportunities Fund	135,029	24,620	47,942	1,344	2,950	27,846	142,503
Fidelity Series Treasury Bill Index Fund	348,667	105,933	399,360	15,153	(1,174)	543	54,609
Fidelity Series Value Discovery Fund	202,014	59,188	68,749	9,681	263	20,024	212,740
	11,065,543	2,607,563	3,339,581	359,547	46,827	565,326	10,945,678

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,120,321	2,120,321	-	-

International Equity Funds	2,093,322	2,093,322	-	-

Bond Funds	6,646,529	6,646,529	-	-

Short-Term Funds	85,506	85,506	-	-
Total Investments in Securities:	10,945,678	10,945,678	-	-
Fidelity Flex® Freedom Blend 2015 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $10,529,405)	$10,945,678

Total Investment in Securities (cost $10,529,405)		$10,945,678
Receivable for investments sold		120,090
Receivable for fund shares sold		2,158
Total assets		11,067,926
Liabilities
Payable for investments purchased	$95,324
Payable for fund shares redeemed	26,908
Total liabilities		122,232
Net Assets		$10,945,694
Net Assets consist of:
Paid in capital		$10,806,505
Total accumulated earnings (loss)		139,189
Net Assets		$10,945,694
Net Asset Value, offering price and redemption price per share ($10,945,694 ÷ 1,088,894 shares)		$10.05
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$331,476
Expenses
Independent trustees' fees and expenses	$35
Proxy	60
Total expenses		95
Net Investment income (loss)		331,381
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	46,827
Capital gain distributions from underlying funds:
Affiliated issuers	28,071
Total net realized gain (loss)		74,898
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	565,326
Total change in net unrealized appreciation (depreciation)		565,326
Net gain (loss)		640,224
Net increase (decrease) in net assets resulting from operations		$971,605
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$331,381	$437,272
Net realized gain (loss)	74,898	(390,918)
Change in net unrealized appreciation (depreciation)	565,326	(151,649)
Net increase (decrease) in net assets resulting from operations	971,605	(105,295)
Distributions to shareholders	(329,206)	(402,792)

Share transactions
Proceeds from sales of shares	818,797	18,669,451
Reinvestment of distributions	329,206	402,792
Cost of shares redeemed	(1,910,253)	(7,668,393)

Net increase (decrease) in net assets resulting from share transactions	(762,250)	11,403,850
Total increase (decrease) in net assets	(119,851)	10,895,763

Net Assets
Beginning of period	11,065,545	169,782
End of period	$10,945,694	$11,065,545

Other Information
Shares
Sold	85,332	1,925,402
Issued in reinvestment of distributions	33,751	44,434
Redeemed	(198,685)	(817,321)
Net increase (decrease)	(79,602)	1,152,515

Financial Highlights
Fidelity Flex® Freedom Blend 2015 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.47	$10.62	$11.29	$9.35	$10.09
Income from Investment Operations
Net investment income (loss) A,B	.29	.38	.31	.16	.24
Net realized and unrealized gain (loss)	.59	(.98)	(.22)	2.27	(.39)
Total from investment operations	.88	(.60)	.09	2.43	(.15)
Distributions from net investment income	(.30)	(.37)	(.30)	(.17)	(.25)
Distributions from net realized gain	(.01)	(.18)	(.46)	(.31)	(.34)
Total distributions	(.30) C	(.55)	(.76)	(.49) C	(.59)
Net asset value, end of period	$10.05	$9.47	$10.62	$11.29	$9.35
Total Return	9.41%	(5.53)%	.49%	26.24%	(1.91)%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	3.04%	4.09%	2.72%	1.50%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$10,946	$11,066	$170	$136	$108
Portfolio turnover rate G	24%	93%	32%	26%	66%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2020 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	8.8
Fidelity Series Government Bond Index Fund	8.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.1
Fidelity Series Large Cap Value Index Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	6.2
Fidelity Series Corporate Bond Fund	6.0
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
65.5

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2020 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 24.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	97,754	1,766,415
Fidelity Series Commodity Strategy Fund (a)	2,327	220,143
Fidelity Series Large Cap Growth Index Fund (a)	52,465	1,119,598
Fidelity Series Large Cap Stock Fund (a)	54,135	1,185,552
Fidelity Series Large Cap Value Index Fund (a)	132,386	2,119,503
Fidelity Series Small Cap Core Fund (a)	1,813	21,388
Fidelity Series Small Cap Opportunities Fund (a)	34,280	524,135
Fidelity Series Value Discovery Fund (a)	49,443	782,684
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,136,777)		7,739,418

International Equity Funds - 22.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	28,974	443,880
Fidelity Series Emerging Markets Fund (a)	54,809	480,128
Fidelity Series Emerging Markets Opportunities Fund (a)	108,018	1,927,046
Fidelity Series International Growth Fund (a)	59,804	1,113,547
Fidelity Series International Index Fund (a)	33,865	421,617
Fidelity Series International Small Cap Fund (a)	26,485	463,760
Fidelity Series International Value Fund (a)	88,876	1,118,945
Fidelity Series Overseas Fund (a)	79,332	1,116,197
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,056,673)		7,085,120

Bond Funds - 52.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	123,189	1,176,451
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	333,093	2,531,509
Fidelity Series Corporate Bond Fund (a)	201,217	1,855,225
Fidelity Series Emerging Markets Debt Fund (a)	20,709	162,771
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,800	52,138
Fidelity Series Floating Rate High Income Fund (a)	3,458	31,292
Fidelity Series Government Bond Index Fund (a)	298,420	2,712,641
Fidelity Series High Income Fund (a)	19,878	168,166
Fidelity Series International Credit Fund (a)	9	73
Fidelity Series International Developed Markets Bond Index Fund (a)	142,407	1,243,212
Fidelity Series Investment Grade Bond Fund (a)	274,391	2,730,193
Fidelity Series Investment Grade Securitized Fund (a)	203,468	1,800,692
Fidelity Series Long-Term Treasury Bond Index Fund (a)	295,856	1,665,668
Fidelity Series Real Estate Income Fund (a)	3,128	30,277
TOTAL BOND FUNDS (Cost $17,082,351)		16,160,308

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	30,734	30,734
Fidelity Series Short-Term Credit Fund (a)	14	137
Fidelity Series Treasury Bill Index Fund (a)	7,231	71,801
TOTAL SHORT-TERM FUNDS (Cost $102,681)		102,672

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $29,378,482)	31,087,518
NET OTHER ASSETS (LIABILITIES) - 0.0%	36
NET ASSETS - 100.0%	31,087,554

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,096,072	594,084	521,305	27,851	(10,661)	18,261	1,176,451
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,715,860	509,339	1,473,451	92,625	(193,507)	(26,732)	2,531,509
Fidelity Series Blue Chip Growth Fund	2,182,739	256,557	1,459,747	10,586	258,224	528,642	1,766,415
Fidelity Series Canada Fund	668,562	70,953	354,280	16,561	698	57,947	443,880
Fidelity Series Commodity Strategy Fund	312,969	79,407	160,977	11,279	(17,907)	6,651	220,143
Fidelity Series Corporate Bond Fund	2,575,337	457,499	1,172,879	97,084	(40,492)	35,760	1,855,225
Fidelity Series Emerging Markets Debt Fund	217,445	26,587	91,349	12,167	(2,852)	12,940	162,771
Fidelity Series Emerging Markets Debt Local Currency Fund	73,664	9,497	30,258	4,004	1,557	(2,322)	52,138
Fidelity Series Emerging Markets Fund	443,103	258,876	254,432	12,923	(8,774)	41,355	480,128
Fidelity Series Emerging Markets Opportunities Fund	2,967,981	420,048	1,636,980	59,658	(8,222)	184,219	1,927,046
Fidelity Series Floating Rate High Income Fund	41,901	8,760	20,122	3,583	52	701	31,292
Fidelity Series Government Bond Index Fund	3,786,953	746,214	1,699,931	98,144	(57,134)	(63,461)	2,712,641
Fidelity Series Government Money Market Fund 5.4%	251,920	82,224	303,410	8,879	-	-	30,734
Fidelity Series High Income Fund	226,941	29,565	93,305	12,747	(3,039)	8,004	168,166
Fidelity Series International Credit Fund	67	3	-	3	-	3	73
Fidelity Series International Developed Markets Bond Index Fund	1,698,613	312,757	761,072	57,533	(17,357)	10,271	1,243,212
Fidelity Series International Growth Fund	1,551,725	155,593	791,129	15,982	82,529	114,829	1,113,547
Fidelity Series International Index Fund	643,390	58,142	334,894	13,170	30,119	24,860	421,617
Fidelity Series International Small Cap Fund	496,568	183,185	272,025	18,075	6,789	49,243	463,760
Fidelity Series International Value Fund	1,547,632	155,282	800,389	39,797	67,452	148,968	1,118,945
Fidelity Series Investment Grade Bond Fund	3,871,495	678,154	1,744,042	140,028	(59,717)	(15,697)	2,730,193
Fidelity Series Investment Grade Securitized Fund	2,655,110	410,841	1,197,649	91,842	(53,056)	(14,554)	1,800,692
Fidelity Series Large Cap Growth Index Fund	1,382,788	172,638	819,963	9,957	123,898	260,237	1,119,598
Fidelity Series Large Cap Stock Fund	1,513,961	220,755	822,822	66,579	56,555	217,103	1,185,552
Fidelity Series Large Cap Value Index Fund	2,825,268	519,776	1,541,258	88,196	28,193	287,524	2,119,503
Fidelity Series Long-Term Treasury Bond Index Fund	1,963,019	959,454	1,068,203	56,957	(136,734)	(51,868)	1,665,668
Fidelity Series Overseas Fund	1,550,149	159,011	784,764	20,344	86,569	105,232	1,116,197
Fidelity Series Real Estate Income Fund	78,843	5,763	54,742	3,135	(5,758)	6,171	30,277
Fidelity Series Short-Term Credit Fund	34,144	4,640	38,654	335	139	(132)	137
Fidelity Series Small Cap Core Fund	18,303	15,568	13,589	106	316	790	21,388
Fidelity Series Small Cap Opportunities Fund	691,884	84,235	374,980	6,024	22,482	100,514	524,135
Fidelity Series Treasury Bill Index Fund	615,779	218,020	761,113	21,070	(1,013)	128	71,801
Fidelity Series Value Discovery Fund	1,034,806	212,482	546,882	40,561	(2,089)	84,367	782,684
	42,734,991	8,075,909	22,000,596	1,157,785	147,260	2,129,954	31,087,518

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	7,739,418	7,739,418	-	-

International Equity Funds	7,085,120	7,085,120	-	-

Bond Funds	16,160,308	16,160,308	-	-

Short-Term Funds	102,672	102,672	-	-
Total Investments in Securities:	31,087,518	31,087,518	-	-
Fidelity Flex® Freedom Blend 2020 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $29,378,482)	$31,087,518

Total Investment in Securities (cost $29,378,482)		$31,087,518
Receivable for investments sold		324,184
Receivable for fund shares sold		2,495
Total assets		31,414,197
Liabilities
Payable for investments purchased	$299,540
Payable for fund shares redeemed	27,103
Total liabilities		326,643
Net Assets		$31,087,554
Net Assets consist of:
Paid in capital		$30,051,999
Total accumulated earnings (loss)		1,035,555
Net Assets		$31,087,554
Net Asset Value, offering price and redemption price per share ($31,087,554 ÷ 2,949,782 shares)		$10.54
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$1,039,673
Expenses
Independent trustees' fees and expenses	$123
Proxy	156
Total expenses		279
Net Investment income (loss)		1,039,394
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	147,260
Capital gain distributions from underlying funds:
Affiliated issuers	118,112
Total net realized gain (loss)		265,372
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,129,954
Total change in net unrealized appreciation (depreciation)		2,129,954
Net gain (loss)		2,395,326
Net increase (decrease) in net assets resulting from operations		$3,434,720
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,039,394	$1,532,112
Net realized gain (loss)	265,372	(948,273)
Change in net unrealized appreciation (depreciation)	2,129,954	(422,201)
Net increase (decrease) in net assets resulting from operations	3,434,720	161,638
Distributions to shareholders	(942,984)	(1,411,410)

Share transactions
Proceeds from sales of shares	2,222,445	59,157,217
Reinvestment of distributions	942,984	1,411,410
Cost of shares redeemed	(17,304,603)	(16,846,396)

Net increase (decrease) in net assets resulting from share transactions	(14,139,174)	43,722,231
Total increase (decrease) in net assets	(11,647,438)	42,472,459

Net Assets
Beginning of period	42,734,992	262,533
End of period	$31,087,554	$42,734,992

Other Information
Shares
Sold	223,496	5,979,849
Issued in reinvestment of distributions	92,449	152,060
Redeemed	(1,751,063)	(1,771,037)
Net increase (decrease)	(1,435,118)	4,360,872

Financial Highlights
Fidelity Flex® Freedom Blend 2020 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.75	$10.93	$11.51	$9.20	$10.10
Income from Investment Operations
Net investment income (loss) A,B	.28	.39	.31	.17	.24
Net realized and unrealized gain (loss)	.80	(1.09)	(.16)	2.67	(.51)
Total from investment operations	1.08	(.70)	.15	2.84	(.27)
Distributions from net investment income	(.28)	(.33)	(.27)	(.18)	(.25)
Distributions from net realized gain	(.01)	(.15)	(.46)	(.36)	(.38)
Total distributions	(.29)	(.48)	(.73)	(.53) C	(.63)
Net asset value, end of period	$10.54	$9.75	$10.93	$11.51	$9.20
Total Return	11.14%	(6.22)%	.98%	31.33%	(3.23)%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	2.81%	4.09%	2.70%	1.55%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$31,088	$42,735	$263	$140	$107
Portfolio turnover rate G	22%	63%	36%	26%	67%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2025 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.5
Fidelity Series Large Cap Value Index Fund	8.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series Blue Chip Growth Fund	6.8
Fidelity Series Investment Grade Bond Fund	6.7
Fidelity Series Government Bond Index Fund	6.7
Fidelity Series Corporate Bond Fund	4.6
Fidelity Series Large Cap Stock Fund	4.6
Fidelity Series Investment Grade Securitized Fund	4.4
65.3

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2025 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 29.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	195,435	3,531,513
Fidelity Series Commodity Strategy Fund (a)	3,899	368,832
Fidelity Series Large Cap Growth Index Fund (a)	104,834	2,237,152
Fidelity Series Large Cap Stock Fund (a)	108,239	2,370,432
Fidelity Series Large Cap Value Index Fund (a)	264,685	4,237,600
Fidelity Series Small Cap Core Fund (a)	3,560	42,006
Fidelity Series Small Cap Opportunities Fund (a)	68,560	1,048,279
Fidelity Series Value Discovery Fund (a)	98,868	1,565,081
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,164,248)		15,400,895

International Equity Funds - 25.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	56,594	867,026
Fidelity Series Emerging Markets Fund (a)	101,900	892,643
Fidelity Series Emerging Markets Opportunities Fund (a)	200,840	3,582,979
Fidelity Series International Growth Fund (a)	116,802	2,174,847
Fidelity Series International Index Fund (a)	66,143	823,487
Fidelity Series International Small Cap Fund (a)	44,366	776,855
Fidelity Series International Value Fund (a)	173,588	2,185,469
Fidelity Series Overseas Fund (a)	154,944	2,180,060
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,483,335)		13,483,366

Bond Funds - 44.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	2,722	25,998
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	653,384	4,965,716
Fidelity Series Corporate Bond Fund (a)	257,192	2,371,309
Fidelity Series Emerging Markets Debt Fund (a)	34,683	272,606
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,721	87,388
Fidelity Series Floating Rate High Income Fund (a)	5,792	52,415
Fidelity Series Government Bond Index Fund (a)	381,435	3,467,241
Fidelity Series High Income Fund (a)	33,296	281,685
Fidelity Series International Credit Fund (a)	9	74
Fidelity Series International Developed Markets Bond Index Fund (a)	234,985	2,051,416
Fidelity Series Investment Grade Bond Fund (a)	350,721	3,489,674
Fidelity Series Investment Grade Securitized Fund (a)	260,061	2,301,544
Fidelity Series Long-Term Treasury Bond Index Fund (a)	647,530	3,645,594
Fidelity Series Real Estate Income Fund (a)	5,238	50,706
TOTAL BOND FUNDS (Cost $24,494,192)		23,063,366

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	38,808	38,808
Fidelity Series Treasury Bill Index Fund (a)	9,181	91,167
TOTAL SHORT-TERM FUNDS (Cost $129,975)		129,975

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $48,271,750)	52,077,602
NET OTHER ASSETS (LIABILITIES) - 0.0%	48
NET ASSETS - 100.0%	52,077,650

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	27,932	2,039	-	(4)	109	25,998
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6,181,481	1,616,757	2,451,685	171,893	(230,711)	(150,126)	4,965,716
Fidelity Series Blue Chip Growth Fund	4,313,099	588,095	2,951,416	21,261	523,072	1,058,663	3,531,513
Fidelity Series Canada Fund	1,260,364	155,765	660,825	32,868	(21)	111,743	867,026
Fidelity Series Commodity Strategy Fund	516,147	138,573	266,060	18,771	(30,969)	11,141	368,832
Fidelity Series Corporate Bond Fund	3,601,052	633,175	1,854,829	134,917	(41,311)	33,222	2,371,309
Fidelity Series Emerging Markets Debt Fund	360,155	57,279	162,056	20,241	(4,590)	21,818	272,606
Fidelity Series Emerging Markets Debt Local Currency Fund	122,007	19,186	52,708	6,634	2,963	(4,060)	87,388
Fidelity Series Emerging Markets Fund	807,116	503,770	478,524	24,518	(14,593)	74,874	892,643
Fidelity Series Emerging Markets Opportunities Fund	5,407,415	769,280	2,916,329	113,181	(19,151)	341,764	3,582,979
Fidelity Series Floating Rate High Income Fund	69,382	16,757	34,995	5,958	380	891	52,415
Fidelity Series Government Bond Index Fund	5,295,708	961,319	2,617,726	136,249	(86,859)	(85,201)	3,467,241
Fidelity Series Government Money Market Fund 5.4%	263,860	83,973	309,025	6,677	-	-	38,808
Fidelity Series High Income Fund	375,889	62,996	165,638	21,198	(5,208)	13,646	281,685
Fidelity Series International Credit Fund	68	3	-	3	-	3	74
Fidelity Series International Developed Markets Bond Index Fund	2,763,765	543,599	1,246,103	93,187	(25,425)	15,580	2,051,416
Fidelity Series International Growth Fund	2,925,278	367,399	1,499,323	31,721	150,814	230,679	2,174,847
Fidelity Series International Index Fund	1,212,922	138,879	633,881	26,139	53,952	51,615	823,487
Fidelity Series International Small Cap Fund	930,605	240,838	478,481	30,749	12,238	71,655	776,855
Fidelity Series International Value Fund	2,917,621	379,899	1,527,416	78,942	121,272	294,093	2,185,469
Fidelity Series Investment Grade Bond Fund	5,413,978	917,643	2,734,152	194,619	(81,568)	(26,227)	3,489,674
Fidelity Series Investment Grade Securitized Fund	3,712,584	581,832	1,896,601	127,660	(76,389)	(19,882)	2,301,544
Fidelity Series Large Cap Growth Index Fund	2,733,471	360,602	1,630,150	20,568	251,534	521,695	2,237,152
Fidelity Series Large Cap Stock Fund	2,992,891	449,246	1,617,918	135,332	110,949	435,264	2,370,432
Fidelity Series Large Cap Value Index Fund	5,586,270	1,037,114	3,015,373	181,883	59,376	570,213	4,237,600
Fidelity Series Long-Term Treasury Bond Index Fund	3,870,821	2,142,239	2,006,910	113,675	(199,038)	(161,518)	3,645,594
Fidelity Series Overseas Fund	2,922,366	374,360	1,486,160	40,379	154,765	214,729	2,180,060
Fidelity Series Real Estate Income Fund	130,726	11,807	92,604	5,316	(9,886)	10,663	50,706
Fidelity Series Short-Term Credit Fund	22,352	723	23,027	378	313	(361)	-
Fidelity Series Small Cap Core Fund	36,161	30,176	26,460	201	352	1,777	42,006
Fidelity Series Small Cap Opportunities Fund	1,367,768	191,769	761,497	12,160	48,410	201,829	1,048,279
Fidelity Series Treasury Bill Index Fund	641,778	146,585	696,487	16,134	(753)	44	91,167
Fidelity Series Value Discovery Fund	2,045,751	427,268	1,069,293	83,183	(3,951)	165,306	1,565,081
	70,800,851	13,976,838	37,365,691	1,906,595	659,963	4,005,641	52,077,602

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	15,400,895	15,400,895	-	-

International Equity Funds	13,483,366	13,483,366	-	-

Bond Funds	23,063,366	23,063,366	-	-

Short-Term Funds	129,975	129,975	-	-
Total Investments in Securities:	52,077,602	52,077,602	-	-
Fidelity Flex® Freedom Blend 2025 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $48,271,750)	$52,077,602

Total Investment in Securities (cost $48,271,750)		$52,077,602
Receivable for investments sold		957,970
Receivable for fund shares sold		19,349
Total assets		53,054,921
Liabilities
Payable for investments purchased	$226,913
Payable for fund shares redeemed	750,358
Total liabilities		977,271
Net Assets		$52,077,650
Net Assets consist of:
Paid in capital		$48,239,889
Total accumulated earnings (loss)		3,837,761
Net Assets		$52,077,650
Net Asset Value, offering price and redemption price per share ($52,077,650 ÷ 4,783,588 shares)		$10.89
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$1,667,129
Expenses
Independent trustees' fees and expenses	$204
Proxy	362
Total expenses		566
Net Investment income (loss)		1,666,563
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	659,963
Capital gain distributions from underlying funds:
Affiliated issuers	239,466
Total net realized gain (loss)		899,429
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,005,641
Total change in net unrealized appreciation (depreciation)		4,005,641
Net gain (loss)		4,905,070
Net increase (decrease) in net assets resulting from operations		$6,571,633
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,666,563	$2,374,947
Net realized gain (loss)	899,429	(848,293)
Change in net unrealized appreciation (depreciation)	4,005,641	(197,445)
Net increase (decrease) in net assets resulting from operations	6,571,633	1,329,209
Distributions to shareholders	(1,603,886)	(2,198,319)

Share transactions
Proceeds from sales of shares	8,376,194	98,620,285
Reinvestment of distributions	1,603,886	2,198,319
Cost of shares redeemed	(33,671,026)	(29,584,454)

Net increase (decrease) in net assets resulting from share transactions	(23,690,946)	71,234,150
Total increase (decrease) in net assets	(18,723,199)	70,365,040

Net Assets
Beginning of period	70,800,849	435,809
End of period	$52,077,650	$70,800,849

Other Information
Shares
Sold	821,022	9,858,889
Issued in reinvestment of distributions	153,676	233,324
Redeemed	(3,319,294)	(3,003,296)
Net increase (decrease)	(2,344,596)	7,088,917

Financial Highlights
Fidelity Flex® Freedom Blend 2025 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$11.10	$11.67	$9.07	$10.11
Income from Investment Operations
Net investment income (loss) A,B	.28	.38	.32	.17	.24
Net realized and unrealized gain (loss)	.98	(1.12)	(.12)	3.00	(.61)
Total from investment operations	1.26	(.74)	.20	3.17	(.37)
Distributions from net investment income	(.30)	(.31)	(.28)	(.18)	(.24)
Distributions from net realized gain	-	(.12)	(.49)	(.39)	(.42)
Total distributions	(.30)	(.43)	(.77)	(.57)	(.67) C
Net asset value, end of period	$10.89	$9.93	$11.10	$11.67	$9.07
Total Return	12.78%	(6.51)%	1.41%	35.43%	(4.34)%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	2.71%	3.95%	2.78%	1.59%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$52,078	$70,801	$436	$143	$106
Portfolio turnover rate G	23%	64%	39%	25%	68%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2030 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	9.2
Fidelity Series Blue Chip Growth Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	7.5
Fidelity Series Long-Term Treasury Bond Index Fund	7.4
Fidelity Series Investment Grade Bond Fund	5.9
Fidelity Series Government Bond Index Fund	5.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series Large Cap Growth Index Fund	4.9
Fidelity Series International Value Fund	4.7
63.7

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2030 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 33.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	332,382	6,006,140
Fidelity Series Commodity Strategy Fund (a)	5,833	551,759
Fidelity Series Large Cap Growth Index Fund (a)	178,301	3,804,941
Fidelity Series Large Cap Stock Fund (a)	184,073	4,031,193
Fidelity Series Large Cap Value Index Fund (a)	450,115	7,206,343
Fidelity Series Small Cap Core Fund (a)	6,061	71,519
Fidelity Series Small Cap Opportunities Fund (a)	116,575	1,782,434
Fidelity Series Value Discovery Fund (a)	168,128	2,661,465
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,580,251)		26,115,794

International Equity Funds - 28.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	94,805	1,452,411
Fidelity Series Emerging Markets Fund (a)	165,431	1,449,172
Fidelity Series Emerging Markets Opportunities Fund (a)	326,025	5,816,283
Fidelity Series International Growth Fund (a)	195,703	3,643,995
Fidelity Series International Index Fund (a)	110,816	1,379,662
Fidelity Series International Small Cap Fund (a)	66,389	1,162,466
Fidelity Series International Value Fund (a)	290,827	3,661,507
Fidelity Series Overseas Fund (a)	259,601	3,652,588
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,945,089)		22,218,084

Bond Funds - 37.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	4,073	38,901
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	549,385	4,175,325
Fidelity Series Corporate Bond Fund (a)	336,711	3,104,472
Fidelity Series Emerging Markets Debt Fund (a)	51,991	408,651
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	14,456	129,961
Fidelity Series Floating Rate High Income Fund (a)	8,665	78,414
Fidelity Series Government Bond Index Fund (a)	499,388	4,539,440
Fidelity Series High Income Fund (a)	49,816	421,445
Fidelity Series International Credit Fund (a)	8	63
Fidelity Series International Developed Markets Bond Index Fund (a)	348,927	3,046,129
Fidelity Series Investment Grade Bond Fund (a)	459,163	4,568,667
Fidelity Series Investment Grade Securitized Fund (a)	340,485	3,013,292
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,027,031	5,782,187
Fidelity Series Real Estate Income Fund (a)	7,841	75,900
TOTAL BOND FUNDS (Cost $30,935,110)		29,382,847

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	58,385	58,385
Fidelity Series Treasury Bill Index Fund (a)	13,720	136,235
TOTAL SHORT-TERM FUNDS (Cost $194,620)		194,620

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $70,655,070)	77,911,345
NET OTHER ASSETS (LIABILITIES) - 0.0%	70
NET ASSETS - 100.0%	77,911,415

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	39,240	500	-	-	161	38,901
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,686,749	1,665,390	941,288	121,776	(49,204)	(186,322)	4,175,325
Fidelity Series Blue Chip Growth Fund	5,661,277	952,823	2,911,487	30,396	412,076	1,891,451	6,006,140
Fidelity Series Canada Fund	1,600,383	287,862	600,091	47,196	(2,946)	167,203	1,452,411
Fidelity Series Commodity Strategy Fund	595,005	203,567	223,539	23,263	(16,976)	(6,298)	551,759
Fidelity Series Corporate Bond Fund	3,668,747	951,850	1,522,740	150,152	(34,056)	40,671	3,104,472
Fidelity Series Emerging Markets Debt Fund	412,583	84,900	112,649	25,246	(3,741)	27,558	408,651
Fidelity Series Emerging Markets Debt Local Currency Fund	139,593	29,277	36,909	8,771	1,530	(3,530)	129,961
Fidelity Series Emerging Markets Fund	1,048,095	684,915	379,849	34,125	(11,885)	107,896	1,449,172
Fidelity Series Emerging Markets Opportunities Fund	6,648,910	1,189,205	2,489,013	157,539	(19,431)	486,612	5,816,283
Fidelity Series Floating Rate High Income Fund	79,256	24,779	27,146	7,449	211	1,314	78,414
Fidelity Series Government Bond Index Fund	5,395,234	1,461,088	2,145,200	152,055	(59,465)	(112,217)	4,539,440
Fidelity Series Government Money Market Fund 5.4%	302,699	109,551	353,865	7,933	-	-	58,385
Fidelity Series High Income Fund	430,447	101,680	122,476	26,519	(4,271)	16,065	421,445
Fidelity Series International Credit Fund	57	2	-	2	-	4	63
Fidelity Series International Developed Markets Bond Index Fund	3,137,685	874,819	965,632	113,702	(22,897)	22,154	3,046,129
Fidelity Series International Growth Fund	3,714,465	650,026	1,301,520	45,546	77,812	503,212	3,643,995
Fidelity Series International Index Fund	1,540,162	237,129	557,252	37,534	34,711	124,912	1,379,662
Fidelity Series International Small Cap Fund	1,180,852	236,933	363,942	39,344	1,624	106,999	1,162,466
Fidelity Series International Value Fund	3,704,728	667,601	1,324,821	113,408	73,216	540,783	3,661,507
Fidelity Series Investment Grade Bond Fund	5,515,755	1,417,140	2,265,061	216,482	(61,384)	(37,783)	4,568,667
Fidelity Series Investment Grade Securitized Fund	3,782,393	896,811	1,574,117	142,098	(53,202)	(38,593)	3,013,292
Fidelity Series Large Cap Growth Index Fund	3,587,976	596,171	1,502,563	29,241	188,947	934,410	3,804,941
Fidelity Series Large Cap Stock Fund	3,929,581	721,574	1,442,251	194,845	69,919	752,370	4,031,193
Fidelity Series Large Cap Value Index Fund	7,333,887	1,680,826	2,779,391	269,992	40,530	930,491	7,206,343
Fidelity Series Long-Term Treasury Bond Index Fund	4,762,790	3,210,300	1,751,301	153,518	(92,446)	(347,156)	5,782,187
Fidelity Series Overseas Fund	3,710,813	653,321	1,275,572	57,980	88,896	475,130	3,652,588
Fidelity Series Real Estate Income Fund	149,381	16,428	91,156	6,586	(8,496)	9,743	75,900
Fidelity Series Short-Term Credit Fund	25,334	1,226	26,503	434	297	(354)	-
Fidelity Series Small Cap Core Fund	47,577	59,361	39,347	282	436	3,492	71,519
Fidelity Series Small Cap Opportunities Fund	1,796,453	312,827	710,497	17,484	31,570	352,081	1,782,434
Fidelity Series Treasury Bill Index Fund	735,661	216,381	814,974	19,019	(852)	19	136,235
Fidelity Series Value Discovery Fund	2,686,270	696,778	970,439	124,588	(2,203)	251,059	2,661,465
	81,010,798	20,931,781	31,623,091	2,374,505	578,320	7,013,537	77,911,345

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	26,115,794	26,115,794	-	-

International Equity Funds	22,218,084	22,218,084	-	-

Bond Funds	29,382,847	29,382,847	-	-

Short-Term Funds	194,620	194,620	-	-
Total Investments in Securities:	77,911,345	77,911,345	-	-
Fidelity Flex® Freedom Blend 2030 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $70,655,070)	$77,911,345

Total Investment in Securities (cost $70,655,070)		$77,911,345
Receivable for investments sold		686,185
Receivable for fund shares sold		22,742
Total assets		78,620,272
Liabilities
Payable for investments purchased	$694,985
Payable for fund shares redeemed	13,872
Total liabilities		708,857
Net Assets		$77,911,415
Net Assets consist of:
Paid in capital		$70,811,869
Total accumulated earnings (loss)		7,099,546
Net Assets		$77,911,415
Net Asset Value, offering price and redemption price per share ($77,911,415 ÷ 6,842,192 shares)		$11.39
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$2,024,267
Expenses
Independent trustees' fees and expenses	$248
Proxy	504
Total expenses		752
Net Investment income (loss)		2,023,515
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	578,320
Capital gain distributions from underlying funds:
Affiliated issuers	350,238
Total net realized gain (loss)		928,558
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	7,013,537
Total change in net unrealized appreciation (depreciation)		7,013,537
Net gain (loss)		7,942,095
Net increase (decrease) in net assets resulting from operations		$9,965,610
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,023,515	$2,526,395
Net realized gain (loss)	928,558	(1,034,029)
Change in net unrealized appreciation (depreciation)	7,013,537	271,466
Net increase (decrease) in net assets resulting from operations	9,965,610	1,763,832
Distributions to shareholders	(1,857,190)	(2,468,865)

Share transactions
Proceeds from sales of shares	11,411,382	101,271,210
Reinvestment of distributions	1,857,190	2,468,865
Cost of shares redeemed	(24,476,370)	(23,089,264)

Net increase (decrease) in net assets resulting from share transactions	(11,207,798)	80,650,811
Total increase (decrease) in net assets	(3,099,378)	79,945,778

Net Assets
Beginning of period	81,010,793	1,065,015
End of period	$77,911,415	$81,010,793

Other Information
Shares
Sold	1,081,901	9,915,124
Issued in reinvestment of distributions	170,958	255,493
Redeemed	(2,351,414)	(2,323,573)
Net increase (decrease)	(1,098,555)	7,847,044

Financial Highlights
Fidelity Flex® Freedom Blend 2030 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$11.37	$11.85	$8.90	$10.13
Income from Investment Operations
Net investment income (loss) A,B	.28	.37	.29	.18	.24
Net realized and unrealized gain (loss)	1.18	(1.11)	(.03)	3.40	(.75)
Total from investment operations	1.46	(.74)	.26	3.58	(.51)
Distributions from net investment income	(.27)	(.30)	(.26)	(.18)	(.24)
Distributions from net realized gain	- C	(.13)	(.48)	(.44)	(.47)
Total distributions	(.27)	(.43)	(.74)	(.63) D	(.72) D
Net asset value, end of period	$11.39	$10.20	$11.37	$11.85	$8.90
Total Return	14.48%	(6.33)%	1.87%	40.91%	(5.88)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	2.63%	3.75%	2.49%	1.64%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$77,911	$81,011	$1,065	$148	$105
Portfolio turnover rate H	27%	53%	47%	25%	68%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2035 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.4
Fidelity Series Emerging Markets Opportunities Fund	8.9
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series International Value Fund	5.6
Fidelity Series Overseas Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Investment Grade Bond Fund	4.5
68.3

Asset Allocation (% of Fund's net assets)

Futures - 4.5%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2035 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/30/24 to 6/6/24 (b) (Cost $128,865)	130,000	128,860

Domestic Equity Funds - 40.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	414,859	7,496,496
Fidelity Series Commodity Strategy Fund (c)	5,597	529,444
Fidelity Series Large Cap Growth Index Fund (c)	222,553	4,749,291
Fidelity Series Large Cap Stock Fund (c)	229,741	5,031,333
Fidelity Series Large Cap Value Index Fund (c)	561,782	8,994,135
Fidelity Series Small Cap Core Fund (c)	7,652	90,295
Fidelity Series Small Cap Opportunities Fund (c)	145,481	2,224,405
Fidelity Series Value Discovery Fund (c)	209,829	3,321,591
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,361,958)		32,436,990

International Equity Funds - 33.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	116,468	1,784,293
Fidelity Series Emerging Markets Fund (c)	202,975	1,778,062
Fidelity Series Emerging Markets Opportunities Fund (c)	400,024	7,136,426
Fidelity Series International Growth Fund (c)	240,438	4,476,961
Fidelity Series International Index Fund (c)	136,142	1,694,967
Fidelity Series International Small Cap Fund (c)	68,211	1,194,376
Fidelity Series International Value Fund (c)	357,294	4,498,326
Fidelity Series Overseas Fund (c)	318,937	4,487,445
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,074,944)		27,050,856

Bond Funds - 25.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,258	31,115
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	66,028	501,809
Fidelity Series Corporate Bond Fund (c)	266,641	2,458,430
Fidelity Series Emerging Markets Debt Fund (c)	51,746	406,722
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	14,140	127,115
Fidelity Series Floating Rate High Income Fund (c)	7,782	70,428
Fidelity Series Government Bond Index Fund (c)	396,042	3,600,024
Fidelity Series High Income Fund (c)	48,689	411,905
Fidelity Series International Credit Fund (c)	6	51
Fidelity Series International Developed Markets Bond Index Fund (c)	278,368	2,430,149
Fidelity Series Investment Grade Bond Fund (c)	364,143	3,623,228
Fidelity Series Investment Grade Securitized Fund (c)	269,618	2,386,117
Fidelity Series Long-Term Treasury Bond Index Fund (c)	744,949	4,194,061
Fidelity Series Real Estate Income Fund (c)	7,863	76,111
TOTAL BOND FUNDS (Cost $21,104,452)		20,317,265

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	68,082	68,096
Fidelity Series Government Money Market Fund 5.4% (c)(e)	371	371
Fidelity Series Treasury Bill Index Fund (c)	116	1,156
TOTAL SHORT-TERM FUNDS (Cost $69,623)		69,623

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $69,739,842)	80,003,594
NET OTHER ASSETS (LIABILITIES) - 0.0%	31,463
NET ASSETS - 100.0%	80,035,057

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	27	Jun 2024	2,991,516	14,342	14,342
CBOT 5-Year U.S. Treasury Note Contracts (United States)	15	Jun 2024	1,605,234	4,609	4,609
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	Jun 2024	120,438	2,357	2,357

TOTAL PURCHASED					21,308

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	Jun 2024	530,850	(5,750)	(5,750)
ICE E-mini MSCI EAFE Index Contracts (United States)	1	Jun 2024	117,855	(1,442)	(1,442)
ICE MSCI Emerging Markets Index Contracts (United States)	9	Jun 2024	472,050	31	31

TOTAL SOLD					(7,161)

TOTAL FUTURES CONTRACTS					14,147
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $128,860.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	479,129	411,033	1,822	-	-	68,096	0.0%
Total	-	479,129	411,033	1,822	-	-	68,096

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	32,475	1,488	-	(2)	130	31,115
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	477,150	489,786	434,159	11,421	(21,454)	(9,514)	501,809
Fidelity Series Blue Chip Growth Fund	6,844,295	1,422,018	3,705,925	38,963	529,221	2,406,887	7,496,496
Fidelity Series Canada Fund	1,847,753	456,403	719,899	58,635	3,432	196,604	1,784,293
Fidelity Series Commodity Strategy Fund	581,752	199,074	225,881	24,026	(30,830)	5,329	529,444
Fidelity Series Corporate Bond Fund	2,260,416	1,032,128	847,337	102,649	(13,159)	26,382	2,458,430
Fidelity Series Emerging Markets Debt Fund	398,982	110,459	128,017	25,673	(1,848)	27,146	406,722
Fidelity Series Emerging Markets Debt Local Currency Fund	134,762	36,528	42,209	9,101	602	(2,568)	127,115
Fidelity Series Emerging Markets Fund	1,133,213	1,104,143	587,800	43,210	(9,943)	138,449	1,778,062
Fidelity Series Emerging Markets Opportunities Fund	7,406,252	2,029,681	2,849,755	202,178	(19,285)	569,533	7,136,426
Fidelity Series Floating Rate High Income Fund	76,530	23,227	30,841	7,476	203	1,309	70,428
Fidelity Series Government Bond Index Fund	3,325,683	1,607,640	1,223,402	104,192	(25,857)	(84,040)	3,600,024
Fidelity Series Government Money Market Fund 5.4%	289,968	463,609	753,206	10,847	-	-	371
Fidelity Series High Income Fund	416,112	123,730	140,292	26,840	(2,536)	14,891	411,905
Fidelity Series International Credit Fund	47	2	-	2	-	2	51
Fidelity Series International Developed Markets Bond Index Fund	2,105,120	1,002,728	686,467	82,308	(10,194)	18,962	2,430,149
Fidelity Series International Growth Fund	4,288,595	1,087,264	1,622,638	56,586	82,099	641,641	4,476,961
Fidelity Series International Index Fund	1,778,165	407,954	687,566	46,632	32,654	163,760	1,694,967
Fidelity Series International Small Cap Fund	1,353,293	242,551	506,610	43,120	3,930	101,212	1,194,376
Fidelity Series International Value Fund	4,277,000	1,123,548	1,651,111	140,797	63,346	685,543	4,498,326
Fidelity Series Investment Grade Bond Fund	3,399,772	1,570,161	1,288,587	148,040	(25,265)	(32,853)	3,623,228
Fidelity Series Investment Grade Securitized Fund	2,330,676	1,013,816	902,618	97,130	(22,884)	(32,873)	2,386,117
Fidelity Series Large Cap Growth Index Fund	4,335,935	928,664	1,951,424	37,945	227,141	1,208,975	4,749,291
Fidelity Series Large Cap Stock Fund	4,750,765	1,115,924	1,874,305	251,251	73,137	965,812	5,031,333
Fidelity Series Large Cap Value Index Fund	8,866,181	2,414,303	3,511,487	353,090	32,478	1,192,660	8,994,135
Fidelity Series Long-Term Treasury Bond Index Fund	4,913,498	2,136,402	2,354,045	155,492	(219,724)	(282,070)	4,194,061
Fidelity Series Overseas Fund	4,284,226	1,114,045	1,608,297	72,030	91,472	605,999	4,487,445
Fidelity Series Real Estate Income Fund	144,911	24,374	94,479	6,602	(6,314)	7,619	76,111
Fidelity Series Short-Term Credit Fund	24,395	2,322	26,656	435	264	(325)	-
Fidelity Series Small Cap Core Fund	57,582	66,671	39,511	386	974	4,579	90,295
Fidelity Series Small Cap Opportunities Fund	2,172,068	486,709	925,334	22,420	51,750	439,212	2,224,405
Fidelity Series Treasury Bill Index Fund	707,774	868,726	1,573,905	28,226	(1,422)	(17)	1,156
Fidelity Series Value Discovery Fund	3,247,619	1,040,436	1,273,578	161,720	(4,256)	311,370	3,321,591
	78,230,490	25,777,501	34,268,829	2,369,423	777,730	9,289,746	79,806,638

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments and Net Other Assets	128,860	-	128,860	-

Domestic Equity Funds	32,436,990	32,436,990	-	-

International Equity Funds	27,050,856	27,050,856	-	-

Bond Funds	20,317,265	20,317,265	-	-

Short-Term Funds	69,623	69,623	-	-
Total Investments in Securities:	80,003,594	79,874,734	128,860	-
Derivative Instruments: Assets
Futures Contracts	21,339	21,339	-	-
Total Assets	21,339	21,339	-	-
Liabilities
Futures Contracts	(7,192)	(7,192)	-	-
Total Liabilities	(7,192)	(7,192)	-	-
Total Derivative Instruments:	14,147	14,147	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	31	(7,192)
Total Equity Risk	31	(7,192)
Interest Rate Risk
Futures Contracts (a)	21,308	0
Total Interest Rate Risk	21,308	0
Total Value of Derivatives	21,339	(7,192)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Flex® Freedom Blend 2035 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $128,865)	$128,860
Fidelity Central Funds (cost $68,096)	68,096
Other affiliated issuers (cost $69,542,881)	79,806,638

Total Investment in Securities (cost $69,739,842)		$80,003,594
Cash		36,189
Receivable for investments sold		714,440
Receivable for fund shares sold		30,989
Distributions receivable from Fidelity Central Funds		428
Total assets		80,785,640
Liabilities
Payable for investments purchased	$653,299
Payable for fund shares redeemed	92,129
Payable for daily variation margin on futures contracts	5,155
Total liabilities		750,583
Net Assets		$80,035,057
Net Assets consist of:
Paid in capital		$69,706,520
Total accumulated earnings (loss)		10,328,537
Net Assets		$80,035,057
Net Asset Value, offering price and redemption price per share ($80,035,057 ÷ 6,644,786 shares)		$12.04
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$1,917,996
Interest		2,480
Income from Fidelity Central Funds		1,822
Total income		1,922,298
Expenses
Independent trustees' fees and expenses	$251
Proxy	526
Total expenses		777
Net Investment income (loss)		1,921,521
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	777,730
Futures contracts	(86,460)
Capital gain distributions from underlying funds:
Affiliated issuers	451,427
Total net realized gain (loss)		1,142,697
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5)
Affiliated issuers	9,289,746
Futures contracts	14,147
Total change in net unrealized appreciation (depreciation)		9,303,888
Net gain (loss)		10,446,585
Net increase (decrease) in net assets resulting from operations		$12,368,106
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,921,521	$2,242,874
Net realized gain (loss)	1,142,697	(772,685)
Change in net unrealized appreciation (depreciation)	9,303,888	1,015,178
Net increase (decrease) in net assets resulting from operations	12,368,106	2,485,367
Distributions to shareholders	(1,869,213)	(2,345,534)

Share transactions
Proceeds from sales of shares	17,898,055	97,509,227
Reinvestment of distributions	1,869,213	2,345,534
Cost of shares redeemed	(28,461,597)	(22,872,491)

Net increase (decrease) in net assets resulting from share transactions	(8,694,329)	76,982,270
Total increase (decrease) in net assets	1,804,564	77,122,103

Net Assets
Beginning of period	78,230,493	1,108,390
End of period	$80,035,057	$78,230,493

Other Information
Shares
Sold	1,622,540	9,346,931
Issued in reinvestment of distributions	163,966	236,533
Redeemed	(2,576,228)	(2,242,586)
Net increase (decrease)	(789,722)	7,340,878

Financial Highlights
Fidelity Flex® Freedom Blend 2035 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.52	$11.84	$12.21	$8.61	$10.15
Income from Investment Operations
Net investment income (loss) A,B	.27	.35	.37	.18	.24
Net realized and unrealized gain (loss)	1.54	(1.15) C	.02	4.10	(1.02)
Total from investment operations	1.81	(.80)	.39	4.28	(.78)
Distributions from net investment income	(.26)	(.29)	(.25)	(.18)	(.24)
Distributions from net realized gain	(.02)	(.24)	(.51)	(.49)	(.52)
Total distributions	(.29) D	(.52) D	(.76)	(.68) D	(.76)
Net asset value, end of period	$12.04	$10.52	$11.84	$12.21	$8.61
Total Return	17.31%	(6.53)%	2.94%	50.67%	(8.74)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	2.45%	3.50%	3.00%	1.68%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$80,035	$78,230	$1,108	$155	$103
Portfolio turnover rate H	33%	53%	38%	23%	65%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal distributions per share do not sum due to rounding.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2040 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	13.5
Fidelity Series Blue Chip Growth Fund	11.3
Fidelity Series Emerging Markets Opportunities Fund	9.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series International Value Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Value Discovery Fund	5.0
81.8

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2040 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 48.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	403,609	7,293,218
Fidelity Series Commodity Strategy Fund (a)	4,856	459,337
Fidelity Series Large Cap Growth Index Fund (a)	216,525	4,620,647
Fidelity Series Large Cap Stock Fund (a)	223,509	4,894,838
Fidelity Series Large Cap Value Index Fund (a)	546,567	8,750,532
Fidelity Series Small Cap Core Fund (a)	7,616	89,864
Fidelity Series Small Cap Opportunities Fund (a)	141,527	2,163,954
Fidelity Series Value Discovery Fund (a)	204,134	3,231,437
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,690,409)		31,503,827

International Equity Funds - 38.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	111,109	1,702,198
Fidelity Series Emerging Markets Fund (a)	178,514	1,563,784
Fidelity Series Emerging Markets Opportunities Fund (a)	351,805	6,276,199
Fidelity Series International Growth Fund (a)	229,369	4,270,851
Fidelity Series International Index Fund (a)	129,878	1,616,981
Fidelity Series International Small Cap Fund (a)	55,272	967,819
Fidelity Series International Value Fund (a)	340,851	4,291,309
Fidelity Series Overseas Fund (a)	304,256	4,280,888
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,317,510)		24,970,029

Bond Funds - 12.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	3,391	32,387
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	47,877	363,866
Fidelity Series Corporate Bond Fund (a)	31,428	289,766
Fidelity Series Emerging Markets Debt Fund (a)	43,371	340,894
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,959	107,515
Fidelity Series Floating Rate High Income Fund (a)	7,213	65,281
Fidelity Series Government Bond Index Fund (a)	46,625	423,817
Fidelity Series High Income Fund (a)	15,360	129,950
Fidelity Series International Credit Fund (a)	6	51
Fidelity Series International Developed Markets Bond Index Fund (a)	71,322	622,640
Fidelity Series Investment Grade Bond Fund (a)	42,866	426,513
Fidelity Series Investment Grade Securitized Fund (a)	31,792	281,363
Fidelity Series Long-Term Treasury Bond Index Fund (a)	898,856	5,060,559
Fidelity Series Real Estate Income Fund (a)	6,528	63,195
TOTAL BOND FUNDS (Cost $8,673,271)		8,207,797

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	48,616	48,616
Fidelity Series Treasury Bill Index Fund (a)	11,438	113,581
TOTAL SHORT-TERM FUNDS (Cost $162,197)		162,197

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $54,843,387)	64,843,850
NET OTHER ASSETS (LIABILITIES) - 0.0%	62
NET ASSETS - 100.0%	64,843,912

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	32,725	473	-	-	135	32,387
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	384,287	130,456	126,014	11,329	(9,027)	(15,836)	363,866
Fidelity Series Blue Chip Growth Fund	6,642,090	1,606,721	3,721,544	37,357	466,824	2,299,127	7,293,218
Fidelity Series Canada Fund	1,735,783	431,742	651,466	52,642	5,712	180,427	1,702,198
Fidelity Series Commodity Strategy Fund	461,483	189,510	172,161	19,663	(28,653)	9,158	459,337
Fidelity Series Corporate Bond Fund	488,432	386,885	590,177	24,687	24	4,602	289,766
Fidelity Series Emerging Markets Debt Fund	321,720	109,669	109,797	20,531	(3,500)	22,802	340,894
Fidelity Series Emerging Markets Debt Local Currency Fund	108,508	35,978	35,405	6,915	861	(2,427)	107,515
Fidelity Series Emerging Markets Fund	1,109,149	903,038	557,141	35,013	(12,680)	121,418	1,563,784
Fidelity Series Emerging Markets Opportunities Fund	6,687,926	1,625,911	2,517,507	162,028	(25,017)	504,886	6,276,199
Fidelity Series Floating Rate High Income Fund	61,920	28,163	26,028	6,048	190	1,036	65,281
Fidelity Series Government Bond Index Fund	719,767	592,118	864,727	24,989	(19,486)	(3,855)	423,817
Fidelity Series Government Money Market Fund 5.4%	231,378	99,917	282,679	6,264	-	-	48,616
Fidelity Series High Income Fund	124,250	47,176	44,824	7,972	(1,621)	4,969	129,950
Fidelity Series International Credit Fund	47	2	-	2	-	2	51
Fidelity Series International Developed Markets Bond Index Fund	325,876	385,898	93,534	16,087	(1,223)	5,623	622,640
Fidelity Series International Growth Fund	4,028,738	1,132,317	1,549,696	50,803	44,455	615,037	4,270,851
Fidelity Series International Index Fund	1,670,599	391,071	626,012	41,851	19,639	161,684	1,616,981
Fidelity Series International Small Cap Fund	1,271,720	215,390	581,866	32,475	(20,767)	83,342	967,819
Fidelity Series International Value Fund	4,018,691	1,122,779	1,553,734	126,471	43,427	660,146	4,291,309
Fidelity Series Investment Grade Bond Fund	735,624	589,560	887,167	35,529	(11,880)	376	426,513
Fidelity Series Investment Grade Securitized Fund	503,815	385,300	596,364	23,371	(12,287)	899	281,363
Fidelity Series Large Cap Growth Index Fund	4,207,846	995,684	1,938,779	35,119	206,581	1,149,315	4,620,647
Fidelity Series Large Cap Stock Fund	4,612,741	1,083,143	1,783,749	237,258	57,682	925,021	4,894,838
Fidelity Series Large Cap Value Index Fund	8,606,799	2,388,959	3,405,251	321,341	(14,285)	1,174,310	8,750,532
Fidelity Series Long-Term Treasury Bond Index Fund	3,913,454	3,107,354	1,573,134	132,404	(84,466)	(302,649)	5,060,559
Fidelity Series Overseas Fund	4,024,879	1,135,549	1,518,469	64,652	34,834	604,095	4,280,888
Fidelity Series Real Estate Income Fund	114,060	20,241	71,783	5,330	(6,619)	7,296	63,195
Fidelity Series Short-Term Credit Fund	28,721	2,272	30,925	504	202	(270)	-
Fidelity Series Small Cap Core Fund	55,177	78,677	49,367	384	991	4,386	89,864
Fidelity Series Small Cap Opportunities Fund	2,110,047	505,210	905,693	21,362	24,484	429,906	2,163,954
Fidelity Series Treasury Bill Index Fund	566,985	207,270	660,098	15,273	(529)	(47)	113,581
Fidelity Series Value Discovery Fund	3,153,888	973,494	1,192,146	148,443	(21,160)	317,361	3,231,437
	63,026,400	20,940,179	28,717,710	1,724,097	632,706	8,962,275	64,843,850

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	31,503,827	31,503,827	-	-

International Equity Funds	24,970,029	24,970,029	-	-

Bond Funds	8,207,797	8,207,797	-	-

Short-Term Funds	162,197	162,197	-	-
Total Investments in Securities:	64,843,850	64,843,850	-	-
Fidelity Flex® Freedom Blend 2040 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $54,843,387)	$64,843,850

Total Investment in Securities (cost $54,843,387)		$64,843,850
Receivable for investments sold		570,998
Receivable for fund shares sold		67,053
Total assets		65,481,901
Liabilities
Payable for investments purchased	$407,199
Payable for fund shares redeemed	230,790
Total liabilities		637,989
Net Assets		$64,843,912
Net Assets consist of:
Paid in capital		$54,665,571
Total accumulated earnings (loss)		10,178,341
Net Assets		$64,843,912
Net Asset Value, offering price and redemption price per share ($64,843,912 ÷ 5,133,773 shares)		$12.63
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$1,309,835
Expenses
Independent trustees' fees and expenses	$201
Proxy	510
Total expenses		711
Net Investment income (loss)		1,309,124
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	632,706
Capital gain distributions from underlying funds:
Affiliated issuers	414,262
Total net realized gain (loss)		1,046,968
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	8,962,275
Total change in net unrealized appreciation (depreciation)		8,962,275
Net gain (loss)		10,009,243
Net increase (decrease) in net assets resulting from operations		$11,318,367
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,309,124	$1,602,300
Net realized gain (loss)	1,046,968	(380,319)
Change in net unrealized appreciation (depreciation)	8,962,275	1,055,261
Net increase (decrease) in net assets resulting from operations	11,318,367	2,277,242
Distributions to shareholders	(1,291,765)	(1,942,493)

Share transactions
Proceeds from sales of shares	14,264,376	72,488,026
Reinvestment of distributions	1,291,765	1,942,493
Cost of shares redeemed	(23,765,231)	(12,584,779)

Net increase (decrease) in net assets resulting from share transactions	(8,209,090)	61,845,740
Total increase (decrease) in net assets	1,817,512	62,180,489

Net Assets
Beginning of period	63,026,400	845,911
End of period	$64,843,912	$63,026,400

Other Information
Shares
Sold	1,252,904	6,841,348
Issued in reinvestment of distributions	109,564	193,573
Redeemed	(2,116,118)	(1,217,606)
Net increase (decrease)	(753,650)	5,817,315

Financial Highlights
Fidelity Flex® Freedom Blend 2040 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$12.07	$12.46	$8.46	$10.13
Income from Investment Operations
Net investment income (loss) A,B	.24	.35	.35	.18	.23
Net realized and unrealized gain (loss)	1.94	(1.17) C	.18	4.51	(1.16)
Total from investment operations	2.18	(.82)	.53	4.69	(.93)
Distributions from net investment income	(.24)	(.29)	(.27)	(.18)	(.24)
Distributions from net realized gain	(.01)	(.25)	(.65)	(.50)	(.51)
Total distributions	(.26) D	(.54)	(.92)	(.69) D	(.74) D
Net asset value, end of period	$12.63	$10.71	$12.07	$12.46	$8.46
Total Return	20.51%	(6.56)%	3.91%	56.53%	(10.27)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	2.09%	3.39%	2.84%	1.67%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$64,844	$63,026	$846	$158	$101
Portfolio turnover rate H	33%	44%	33%	18%	61%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal distributions per share do not sum due to rounding.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2045 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.9
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Large Cap Growth Index Fund	7.5
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	6.6
Fidelity Series Value Discovery Fund	5.3
84.7

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2045 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 51.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	419,415	7,578,832
Fidelity Series Commodity Strategy Fund (a)	4,775	451,690
Fidelity Series Large Cap Growth Index Fund (a)	225,011	4,801,745
Fidelity Series Large Cap Stock Fund (a)	232,254	5,086,366
Fidelity Series Large Cap Value Index Fund (a)	567,954	9,092,945
Fidelity Series Small Cap Core Fund (a)	7,970	94,042
Fidelity Series Small Cap Opportunities Fund (a)	147,052	2,248,420
Fidelity Series Value Discovery Fund (a)	212,112	3,357,737
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,604,861)		32,711,777

International Equity Funds - 40.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	116,075	1,778,270
Fidelity Series Emerging Markets Fund (a)	183,986	1,611,714
Fidelity Series Emerging Markets Opportunities Fund (a)	362,580	6,468,434
Fidelity Series International Growth Fund (a)	239,644	4,462,162
Fidelity Series International Index Fund (a)	135,691	1,689,356
Fidelity Series International Small Cap Fund (a)	54,357	951,789
Fidelity Series International Value Fund (a)	356,105	4,483,366
Fidelity Series Overseas Fund (a)	317,880	4,472,566
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,166,508)		25,917,657

Bond Funds - 7.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	3,335	31,845
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	47,084	357,837
Fidelity Series Corporate Bond Fund (a)	2,541	23,426
Fidelity Series Emerging Markets Debt Fund (a)	11,137	87,540
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,059	27,496
Fidelity Series Floating Rate High Income Fund (a)	7,093	64,193
Fidelity Series Government Bond Index Fund (a)	3,768	34,251
Fidelity Series International Credit Fund (a)	6	51
Fidelity Series Investment Grade Bond Fund (a)	3,464	34,472
Fidelity Series Investment Grade Securitized Fund (a)	2,569	22,736
Fidelity Series Long-Term Treasury Bond Index Fund (a)	751,215	4,229,343
Fidelity Series Real Estate Income Fund (a)	6,418	62,127
TOTAL BOND FUNDS (Cost $5,427,607)		4,975,317

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	47,806	47,806
Fidelity Series Treasury Bill Index Fund (a)	11,231	111,522
TOTAL SHORT-TERM FUNDS (Cost $159,328)		159,328

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $53,358,304)	63,764,079
NET OTHER ASSETS (LIABILITIES) - 0.0%	64
NET ASSETS - 100.0%	63,764,143

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	32,155	443	-	-	133	31,845
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	352,643	151,226	123,705	11,263	(6,496)	(15,831)	357,837
Fidelity Series Blue Chip Growth Fund	6,326,793	2,015,167	3,556,522	38,228	327,790	2,465,604	7,578,832
Fidelity Series Canada Fund	1,643,504	546,503	599,956	56,209	1,953	186,266	1,778,270
Fidelity Series Commodity Strategy Fund	423,479	210,455	162,596	18,532	(26,507)	6,859	451,690
Fidelity Series Corporate Bond Fund	254,904	148,001	382,755	10,888	5,194	(1,918)	23,426
Fidelity Series Emerging Markets Debt Fund	77,117	33,120	27,714	5,073	(742)	5,759	87,540
Fidelity Series Emerging Markets Debt Local Currency Fund	26,003	11,239	9,256	1,816	92	(582)	27,496
Fidelity Series Emerging Markets Fund	1,013,560	969,933	484,941	36,936	(8,812)	121,974	1,611,714
Fidelity Series Emerging Markets Opportunities Fund	6,323,683	2,026,760	2,363,700	171,077	(22,948)	504,639	6,468,434
Fidelity Series Floating Rate High Income Fund	56,837	30,439	24,212	5,742	104	1,025	64,193
Fidelity Series Government Bond Index Fund	374,929	228,858	560,520	10,978	(8,061)	(955)	34,251
Fidelity Series Government Money Market Fund 5.4%	211,956	114,107	278,257	5,816	-	-	47,806
Fidelity Series International Credit Fund	47	2	-	2	-	2	51
Fidelity Series International Developed Markets Bond Index Fund	-	3,716	3,600	17	(116)	-	-
Fidelity Series International Growth Fund	3,814,616	1,415,041	1,454,770	54,244	27,851	659,424	4,462,162
Fidelity Series International Index Fund	1,581,885	501,770	580,008	44,701	13,723	171,986	1,689,356
Fidelity Series International Small Cap Fund	1,197,252	281,590	586,887	32,610	(21,760)	81,594	951,789
Fidelity Series International Value Fund	3,805,334	1,398,575	1,430,017	135,068	23,353	686,121	4,483,366
Fidelity Series Investment Grade Bond Fund	383,123	224,925	570,248	15,681	(1,523)	(1,805)	34,472
Fidelity Series Investment Grade Securitized Fund	262,839	145,274	381,876	10,322	(3,174)	(327)	22,736
Fidelity Series Large Cap Growth Index Fund	4,008,041	1,252,123	1,825,161	36,245	149,754	1,216,988	4,801,745
Fidelity Series Large Cap Stock Fund	4,392,495	1,338,511	1,642,716	240,595	36,726	961,350	5,086,366
Fidelity Series Large Cap Value Index Fund	8,196,948	2,969,127	3,248,893	344,880	(18,846)	1,194,609	9,092,945
Fidelity Series Long-Term Treasury Bond Index Fund	3,590,356	2,451,521	1,478,126	123,503	(55,271)	(279,137)	4,229,343
Fidelity Series Overseas Fund	3,811,218	1,425,440	1,427,083	69,052	24,459	638,532	4,472,566
Fidelity Series Real Estate Income Fund	104,669	25,377	68,444	5,138	(6,652)	7,177	62,127
Fidelity Series Short-Term Credit Fund	20,641	1,071	21,665	354	186	(233)	-
Fidelity Series Small Cap Core Fund	52,396	86,447	50,237	353	540	4,896	94,042
Fidelity Series Small Cap Opportunities Fund	2,008,374	638,883	873,242	22,052	27,111	447,294	2,248,420
Fidelity Series Treasury Bill Index Fund	519,955	221,914	629,815	14,092	(503)	(29)	111,522
Fidelity Series Value Discovery Fund	3,002,897	1,188,126	1,127,550	158,947	(22,829)	317,093	3,357,737
	57,838,494	22,087,396	25,974,915	1,680,414	434,596	9,378,508	63,764,079

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	32,711,777	32,711,777	-	-

International Equity Funds	25,917,657	25,917,657	-	-

Bond Funds	4,975,317	4,975,317	-	-

Short-Term Funds	159,328	159,328	-	-
Total Investments in Securities:	63,764,079	63,764,079	-	-
Fidelity Flex® Freedom Blend 2045 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $53,358,304)	$63,764,079

Total Investment in Securities (cost $53,358,304)		$63,764,079
Receivable for investments sold		303,514
Receivable for fund shares sold		53,456
Total assets		64,121,049
Liabilities
Payable to custodian bank	$2
Payable for investments purchased	349,271
Payable for fund shares redeemed	7,633
Total liabilities		356,906
Net Assets		$63,764,143
Net Assets consist of:
Paid in capital		$53,396,247
Total accumulated earnings (loss)		10,367,896
Net Assets		$63,764,143
Net Asset Value, offering price and redemption price per share ($63,764,143 ÷ 5,074,379 shares)		$12.57
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$1,245,161
Expenses
Independent trustees' fees and expenses	$188
Proxy	558
Total expenses		746
Net Investment income (loss)		1,244,415
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	434,596
Capital gain distributions from underlying funds:
Affiliated issuers	435,253
Total net realized gain (loss)		869,849
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	9,378,508
Total change in net unrealized appreciation (depreciation)		9,378,508
Net gain (loss)		10,248,357
Net increase (decrease) in net assets resulting from operations		$11,492,772
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,244,415	$1,511,908
Net realized gain (loss)	869,849	(367,039)
Change in net unrealized appreciation (depreciation)	9,378,508	1,051,423
Net increase (decrease) in net assets resulting from operations	11,492,772	2,196,292
Distributions to shareholders	(1,266,509)	(1,857,945)

Share transactions
Proceeds from sales of shares	16,748,269	68,468,808
Reinvestment of distributions	1,266,509	1,857,945
Cost of shares redeemed	(22,315,395)	(13,793,353)

Net increase (decrease) in net assets resulting from share transactions	(4,300,617)	56,533,400
Total increase (decrease) in net assets	5,925,646	56,871,747

Net Assets
Beginning of period	57,838,497	966,750
End of period	$63,764,143	$57,838,497

Other Information
Shares
Sold	1,485,105	6,558,688
Issued in reinvestment of distributions	108,434	187,744
Redeemed	(1,994,641)	(1,352,139)
Net increase (decrease)	(401,102)	5,394,293

Financial Highlights
Fidelity Flex® Freedom Blend 2045 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$11.91	$12.47	$8.46	$10.13
Income from Investment Operations
Net investment income (loss) A,B	.24	.34	.36	.18	.23
Net realized and unrealized gain (loss)	2.02	(1.16) C	.18	4.51	(1.16)
Total from investment operations	2.26	(.82)	.54	4.69	(.93)
Distributions from net investment income	(.23)	(.29)	(.32)	(.19)	(.23)
Distributions from net realized gain	(.02)	(.24)	(.78)	(.49)	(.51)
Total distributions	(.25)	(.53)	(1.10)	(.68)	(.74)
Net asset value, end of period	$12.57	$10.56	$11.91	$12.47	$8.46
Total Return	21.56%	(6.63)%	3.89%	56.58%	(10.26)%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	2.10%	3.40%	2.89%	1.67%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$63,764	$57,838	$967	$158	$101
Portfolio turnover rate G	37%	47%	50%	18%	61%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2050 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.9
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Large Cap Growth Index Fund	7.5
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	6.6
Fidelity Series Value Discovery Fund	5.3
84.7

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2050 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 51.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	317,377	5,734,995
Fidelity Series Commodity Strategy Fund (a)	3,613	341,801
Fidelity Series Large Cap Growth Index Fund (a)	170,268	3,633,511
Fidelity Series Large Cap Stock Fund (a)	175,751	3,848,940
Fidelity Series Large Cap Value Index Fund (a)	429,779	6,880,762
Fidelity Series Small Cap Core Fund (a)	6,021	71,051
Fidelity Series Small Cap Opportunities Fund (a)	111,279	1,701,453
Fidelity Series Value Discovery Fund (a)	160,510	2,540,879
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,306,633)		24,753,392

International Equity Funds - 40.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	87,835	1,345,632
Fidelity Series Emerging Markets Fund (a)	139,223	1,219,590
Fidelity Series Emerging Markets Opportunities Fund (a)	274,367	4,894,713
Fidelity Series International Growth Fund (a)	181,337	3,376,502
Fidelity Series International Index Fund (a)	102,677	1,278,335
Fidelity Series International Small Cap Fund (a)	41,132	720,222
Fidelity Series International Value Fund (a)	269,465	3,392,568
Fidelity Series Overseas Fund (a)	240,539	3,384,385
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,769,685)		19,611,947

Bond Funds - 7.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	2,523	24,096
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	35,629	270,778
Fidelity Series Corporate Bond Fund (a)	1,923	17,727
Fidelity Series Emerging Markets Debt Fund (a)	8,423	66,204
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,319	20,845
Fidelity Series Floating Rate High Income Fund (a)	5,367	48,575
Fidelity Series Government Bond Index Fund (a)	2,852	25,921
Fidelity Series International Credit Fund (a)	6	51
Fidelity Series Investment Grade Bond Fund (a)	2,622	26,088
Fidelity Series Investment Grade Securitized Fund (a)	1,944	17,207
Fidelity Series Long-Term Treasury Bond Index Fund (a)	568,446	3,200,352
Fidelity Series Real Estate Income Fund (a)	4,856	47,009
TOTAL BOND FUNDS (Cost $4,109,288)		3,764,853

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	36,183	36,183
Fidelity Series Treasury Bill Index Fund (a)	8,504	84,447
TOTAL SHORT-TERM FUNDS (Cost $120,630)		120,630

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $40,306,236)	48,250,822
NET OTHER ASSETS (LIABILITIES) - 0.0%	36
NET ASSETS - 100.0%	48,250,858

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	24,647	650	-	(1)	100	24,096
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	260,311	109,024	81,569	8,458	(5,186)	(11,802)	270,778
Fidelity Series Blue Chip Growth Fund	4,670,463	1,395,841	2,457,764	28,988	219,653	1,906,802	5,734,995
Fidelity Series Canada Fund	1,213,169	387,020	397,838	42,630	174	143,107	1,345,632
Fidelity Series Commodity Strategy Fund	312,573	163,088	119,382	14,032	(15,589)	1,111	341,801
Fidelity Series Corporate Bond Fund	188,164	106,104	278,950	8,266	3,833	(1,424)	17,727
Fidelity Series Emerging Markets Debt Fund	56,919	24,089	18,663	3,851	(334)	4,193	66,204
Fidelity Series Emerging Markets Debt Local Currency Fund	19,182	8,097	6,064	1,386	(2)	(368)	20,845
Fidelity Series Emerging Markets Fund	727,080	761,068	355,368	28,009	(4,988)	91,798	1,219,590
Fidelity Series Emerging Markets Opportunities Fund	4,688,962	1,446,547	1,608,215	129,745	(2,873)	370,292	4,894,713
Fidelity Series Floating Rate High Income Fund	41,949	22,471	16,725	4,359	102	778	48,575
Fidelity Series Government Bond Index Fund	276,757	164,263	408,015	8,335	(6,436)	(648)	25,921
Fidelity Series Government Money Market Fund 5.4%	156,614	82,890	203,321	4,455	-	-	36,183
Fidelity Series International Credit Fund	47	2	-	2	-	2	51
Fidelity Series International Developed Markets Bond Index Fund	-	2,733	2,648	12	(85)	-	-
Fidelity Series International Growth Fund	2,815,783	1,002,074	962,462	41,144	12,585	508,522	3,376,502
Fidelity Series International Index Fund	1,167,669	365,653	396,127	33,906	7,466	133,674	1,278,335
Fidelity Series International Small Cap Fund	883,794	200,584	409,455	24,737	(20,091)	65,390	720,222
Fidelity Series International Value Fund	2,808,895	1,025,673	982,587	102,424	15,138	525,449	3,392,568
Fidelity Series Investment Grade Bond Fund	282,815	161,281	415,328	11,902	(1,403)	(1,277)	26,088
Fidelity Series Investment Grade Securitized Fund	194,005	104,031	278,040	7,832	(2,590)	(199)	17,207
Fidelity Series Large Cap Growth Index Fund	2,958,751	867,032	1,233,318	27,589	91,283	949,763	3,633,511
Fidelity Series Large Cap Stock Fund	3,242,389	933,378	1,086,587	185,583	22,875	736,885	3,848,940
Fidelity Series Large Cap Value Index Fund	6,050,832	2,142,601	2,217,413	261,534	(10,408)	915,150	6,880,762
Fidelity Series Long-Term Treasury Bond Index Fund	2,650,377	1,804,039	996,702	93,765	(42,410)	(214,952)	3,200,352
Fidelity Series Overseas Fund	2,813,264	1,005,924	937,274	52,375	7,304	495,167	3,384,385
Fidelity Series Real Estate Income Fund	77,243	18,281	48,943	3,935	(4,649)	5,077	47,009
Fidelity Series Short-Term Credit Fund	14,809	1,447	16,220	265	133	(169)	-
Fidelity Series Small Cap Core Fund	38,873	66,252	38,197	267	405	3,718	71,051
Fidelity Series Small Cap Opportunities Fund	1,482,538	456,953	602,444	16,727	19,404	345,002	1,701,453
Fidelity Series Treasury Bill Index Fund	383,976	170,438	469,574	10,709	(360)	(33)	84,447
Fidelity Series Value Discovery Fund	2,216,594	885,414	787,324	120,487	(11,865)	238,060	2,540,879
	42,694,797	15,908,939	17,833,167	1,277,709	271,085	7,209,168	48,250,822

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	24,753,392	24,753,392	-	-

International Equity Funds	19,611,947	19,611,947	-	-

Bond Funds	3,764,853	3,764,853	-	-

Short-Term Funds	120,630	120,630	-	-
Total Investments in Securities:	48,250,822	48,250,822	-	-
Fidelity Flex® Freedom Blend 2050 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $40,306,236)	$48,250,822

Total Investment in Securities (cost $40,306,236)		$48,250,822
Receivable for investments sold		256,096
Receivable for fund shares sold		58,746
Total assets		48,565,664
Liabilities
Payable to custodian bank	$1
Payable for investments purchased	244,442
Payable for fund shares redeemed	70,353
Other payables and accrued expenses	10
Total liabilities		314,806
Net Assets		$48,250,858
Net Assets consist of:
Paid in capital		$40,294,385
Total accumulated earnings (loss)		7,956,473
Net Assets		$48,250,858
Net Asset Value, offering price and redemption price per share ($48,250,858 ÷ 3,801,515 shares)		$12.69
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$945,851
Expenses
Independent trustees' fees and expenses	$143
Proxy	577
Total expenses		720
Net Investment income (loss)		945,131
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	271,085
Capital gain distributions from underlying funds:
Affiliated issuers	331,858
Total net realized gain (loss)		602,943
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	7,209,168
Total change in net unrealized appreciation (depreciation)		7,209,168
Net gain (loss)		7,812,111
Net increase (decrease) in net assets resulting from operations		$8,757,242
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$945,131	$1,091,775
Net realized gain (loss)	602,943	(159,392)
Change in net unrealized appreciation (depreciation)	7,209,168	747,637
Net increase (decrease) in net assets resulting from operations	8,757,242	1,680,020
Distributions to shareholders	(989,936)	(1,358,796)

Share transactions
Proceeds from sales of shares	12,197,756	48,255,330
Reinvestment of distributions	989,936	1,358,796
Cost of shares redeemed	(15,398,935)	(7,902,829)

Net increase (decrease) in net assets resulting from share transactions	(2,211,243)	41,711,297
Total increase (decrease) in net assets	5,556,063	42,032,521

Net Assets
Beginning of period	42,694,795	662,274
End of period	$48,250,858	$42,694,795

Other Information
Shares
Sold	1,078,577	4,572,928
Issued in reinvestment of distributions	83,893	135,777
Redeemed	(1,359,402)	(765,027)
Net increase (decrease)	(196,932)	3,943,678

Financial Highlights
Fidelity Flex® Freedom Blend 2050 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$12.09	$12.46	$8.46	$10.13
Income from Investment Operations
Net investment income (loss) A,B	.24	.35	.39	.18	.23
Net realized and unrealized gain (loss)	2.03	(1.18) C	.14	4.50	(1.15)
Total from investment operations	2.27	(.83)	.53	4.68	(.92)
Distributions from net investment income	(.24)	(.29)	(.28)	(.18)	(.23)
Distributions from net realized gain	(.02)	(.29)	(.61)	(.50)	(.51)
Total distributions	(.26)	(.58)	(.90) D	(.68)	(.75) D
Net asset value, end of period	$12.69	$10.68	$12.09	$12.46	$8.46
Total Return	21.45%	(6.62)%	3.89%	56.50%	(10.25)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	2.10%	3.39%	3.11%	1.67%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$48,251	$42,695	$662	$158	$101
Portfolio turnover rate H	35%	40%	32%	19%	61%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal distributions per share do not sum due to rounding.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2055 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.9
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Large Cap Growth Index Fund	7.5
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	6.6
Fidelity Series Value Discovery Fund	5.3
84.7

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2055 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 51.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	205,715	3,717,264
Fidelity Series Commodity Strategy Fund (a)	2,342	221,538
Fidelity Series Large Cap Growth Index Fund (a)	110,362	2,355,130
Fidelity Series Large Cap Stock Fund (a)	113,916	2,494,770
Fidelity Series Large Cap Value Index Fund (a)	278,569	4,459,884
Fidelity Series Small Cap Core Fund (a)	3,886	45,851
Fidelity Series Small Cap Opportunities Fund (a)	72,128	1,102,830
Fidelity Series Value Discovery Fund (a)	104,038	1,646,921
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,592,080)		16,044,188

International Equity Funds - 40.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	56,932	872,193
Fidelity Series Emerging Markets Fund (a)	90,240	790,504
Fidelity Series Emerging Markets Opportunities Fund (a)	177,836	3,172,591
Fidelity Series International Growth Fund (a)	117,540	2,188,591
Fidelity Series International Index Fund (a)	66,553	828,590
Fidelity Series International Small Cap Fund (a)	26,661	466,827
Fidelity Series International Value Fund (a)	174,661	2,198,982
Fidelity Series Overseas Fund (a)	155,913	2,193,690
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,939,684)		12,711,968

Bond Funds - 7.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	1,635	15,617
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	23,093	175,507
Fidelity Series Corporate Bond Fund (a)	1,246	11,489
Fidelity Series Emerging Markets Debt Fund (a)	5,461	42,926
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,501	13,495
Fidelity Series Floating Rate High Income Fund (a)	3,479	31,483
Fidelity Series Government Bond Index Fund (a)	1,848	16,797
Fidelity Series International Credit Fund (a)	5	38
Fidelity Series Investment Grade Bond Fund (a)	1,699	16,905
Fidelity Series Investment Grade Securitized Fund (a)	1,260	11,151
Fidelity Series Long-Term Treasury Bond Index Fund (a)	368,453	2,074,391
Fidelity Series Real Estate Income Fund (a)	3,148	30,473
TOTAL BOND FUNDS (Cost $2,650,485)		2,440,272

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	23,445	23,445
Fidelity Series Treasury Bill Index Fund (a)	5,506	54,676
TOTAL SHORT-TERM FUNDS (Cost $78,121)		78,121

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $26,260,370)	31,274,549
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8)
NET ASSETS - 100.0%	31,274,541

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	15,989	437	-	-	65	15,617
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	153,486	78,949	46,399	5,430	(3,126)	(7,403)	175,507
Fidelity Series Blue Chip Growth Fund	2,753,735	1,077,151	1,430,591	18,071	84,275	1,232,694	3,717,264
Fidelity Series Canada Fund	715,326	299,439	232,877	26,666	3,086	87,219	872,193
Fidelity Series Commodity Strategy Fund	184,320	111,994	65,931	8,718	(7,908)	(937)	221,538
Fidelity Series Corporate Bond Fund	110,948	74,785	175,810	5,112	2,256	(690)	11,489
Fidelity Series Emerging Markets Debt Fund	33,572	17,472	10,554	2,388	(216)	2,652	42,926
Fidelity Series Emerging Markets Debt Local Currency Fund	11,317	5,864	3,423	873	(36)	(227)	13,495
Fidelity Series Emerging Markets Fund	462,640	483,260	209,873	17,521	(2,504)	56,981	790,504
Fidelity Series Emerging Markets Opportunities Fund	2,730,848	1,116,581	905,737	81,156	(6,876)	237,775	3,172,591
Fidelity Series Floating Rate High Income Fund	24,733	15,892	9,679	2,702	35	502	31,483
Fidelity Series Government Bond Index Fund	163,187	115,305	257,443	5,159	(3,959)	(293)	16,797
Fidelity Series Government Money Market Fund 5.4%	90,449	54,540	121,544	2,636	-	-	23,445
Fidelity Series International Credit Fund	35	1	-	1	-	2	38
Fidelity Series International Developed Markets Bond Index Fund	-	1,604	1,554	7	(50)	-	-
Fidelity Series International Growth Fund	1,660,295	752,132	552,718	25,734	(655)	329,537	2,188,591
Fidelity Series International Index Fund	688,506	276,034	224,842	21,208	2,235	86,657	828,590
Fidelity Series International Small Cap Fund	521,086	158,260	241,381	15,455	(11,411)	40,273	466,827
Fidelity Series International Value Fund	1,656,247	761,768	558,750	64,102	4,922	334,795	2,198,982
Fidelity Series Investment Grade Bond Fund	166,756	113,552	261,843	7,360	(949)	(611)	16,905
Fidelity Series Investment Grade Securitized Fund	114,399	73,775	175,345	4,847	(1,654)	(24)	11,151
Fidelity Series Large Cap Growth Index Fund	1,744,498	678,056	711,908	17,113	31,364	613,120	2,355,130
Fidelity Series Large Cap Stock Fund	1,911,820	725,639	619,893	114,980	10,464	466,740	2,494,770
Fidelity Series Large Cap Value Index Fund	3,567,700	1,613,205	1,293,609	163,832	(610)	573,198	4,459,884
Fidelity Series Long-Term Treasury Bond Index Fund	1,562,701	1,248,078	579,600	58,207	(16,430)	(140,358)	2,074,391
Fidelity Series Overseas Fund	1,658,810	771,939	554,289	32,760	(1,285)	318,515	2,193,690
Fidelity Series Real Estate Income Fund	45,567	14,346	29,690	2,450	(2,464)	2,714	30,473
Fidelity Series Short-Term Credit Fund	12,567	1,114	13,651	223	96	(126)	-
Fidelity Series Small Cap Core Fund	22,780	42,412	22,013	167	187	2,485	45,851
Fidelity Series Small Cap Opportunities Fund	874,150	351,600	353,461	10,431	8,337	222,204	1,102,830
Fidelity Series Treasury Bill Index Fund	224,503	114,081	283,679	6,414	(207)	(22)	54,676
Fidelity Series Value Discovery Fund	1,306,999	650,558	453,537	75,674	(5,351)	148,252	1,646,921
	25,173,980	11,815,375	10,402,061	797,397	81,566	4,605,689	31,274,549

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	16,044,188	16,044,188	-	-

International Equity Funds	12,711,968	12,711,968	-	-

Bond Funds	2,440,272	2,440,272	-	-

Short-Term Funds	78,121	78,121	-	-
Total Investments in Securities:	31,274,549	31,274,549	-	-
Fidelity Flex® Freedom Blend 2055 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $26,260,370)	$31,274,549

Total Investment in Securities (cost $26,260,370)		$31,274,549
Receivable for investments sold		137,117
Receivable for fund shares sold		48,742
Total assets		31,460,408
Liabilities
Payable to custodian bank	$1
Payable for investments purchased	180,298
Payable for fund shares redeemed	5,531
Other payables and accrued expenses	37
Total liabilities		185,867
Net Assets		$31,274,541
Net Assets consist of:
Paid in capital		$26,307,688
Total accumulated earnings (loss)		4,966,853
Net Assets		$31,274,541
Net Asset Value, offering price and redemption price per share ($31,274,541 ÷ 2,483,242 shares)		$12.59
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$590,121
Expenses
Independent trustees' fees and expenses	$87
Proxy	624
Total expenses		711
Net Investment income (loss)		589,410
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	81,566
Capital gain distributions from underlying funds:
Affiliated issuers	207,276
Total net realized gain (loss)		288,842
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,605,689
Total change in net unrealized appreciation (depreciation)		4,605,689
Net gain (loss)		4,894,531
Net increase (decrease) in net assets resulting from operations		$5,483,941
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$589,410	$610,016
Net realized gain (loss)	288,842	(66,280)
Change in net unrealized appreciation (depreciation)	4,605,689	396,686
Net increase (decrease) in net assets resulting from operations	5,483,941	940,422
Distributions to shareholders	(596,625)	(770,462)

Share transactions
Proceeds from sales of shares	10,804,448	28,461,214
Reinvestment of distributions	596,625	770,462
Cost of shares redeemed	(10,187,839)	(4,575,131)

Net increase (decrease) in net assets resulting from share transactions	1,213,234	24,656,545
Total increase (decrease) in net assets	6,100,550	24,826,505

Net Assets
Beginning of period	25,173,991	347,486
End of period	$31,274,541	$25,173,991

Other Information
Shares
Sold	961,328	2,723,802
Issued in reinvestment of distributions	50,950	77,694
Redeemed	(907,987)	(451,578)
Net increase (decrease)	104,291	2,349,918

Financial Highlights
Fidelity Flex® Freedom Blend 2055 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.58	$11.97	$12.47	$8.46	$10.13
Income from Investment Operations
Net investment income (loss) A,B	.24	.35	.35	.18	.23
Net realized and unrealized gain (loss)	2.01	(1.17) C	.18	4.51	(1.15)
Total from investment operations	2.25	(.82)	.53	4.69	(.92)
Distributions from net investment income	(.23)	(.28)	(.29)	(.18)	(.24)
Distributions from net realized gain	(.02)	(.29)	(.74)	(.50)	(.51)
Total distributions	(.24) D	(.57)	(1.03)	(.68)	(.75)
Net asset value, end of period	$12.59	$10.58	$11.97	$12.47	$8.46
Total Return	21.47%	(6.60)%	3.84%	56.63%	(10.24)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	2.11%	3.41%	2.77%	1.67%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$31,275	$25,174	$347	$158	$101
Portfolio turnover rate H	37%	38%	39%	18%	61%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal distributions per share do not sum due to rounding.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2060 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.9
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Large Cap Growth Index Fund	7.5
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	6.6
Fidelity Series Value Discovery Fund	5.3
84.7

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2060 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 51.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	108,908	1,967,966
Fidelity Series Commodity Strategy Fund (a)	1,240	117,275
Fidelity Series Large Cap Growth Index Fund (a)	58,421	1,246,703
Fidelity Series Large Cap Stock Fund (a)	60,312	1,320,838
Fidelity Series Large Cap Value Index Fund (a)	147,476	2,361,095
Fidelity Series Small Cap Core Fund (a)	1,976	23,319
Fidelity Series Small Cap Opportunities Fund (a)	38,195	584,009
Fidelity Series Value Discovery Fund (a)	55,087	872,025
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,753,175)		8,493,230

International Equity Funds - 40.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	30,137	461,703
Fidelity Series Emerging Markets Fund (a)	47,769	418,453
Fidelity Series Emerging Markets Opportunities Fund (a)	94,138	1,679,428
Fidelity Series International Growth Fund (a)	62,219	1,158,510
Fidelity Series International Index Fund (a)	35,230	438,609
Fidelity Series International Small Cap Fund (a)	14,113	247,115
Fidelity Series International Value Fund (a)	92,456	1,164,026
Fidelity Series Overseas Fund (a)	82,531	1,161,215
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,821,011)		6,729,059

Bond Funds - 7.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	865	8,265
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	12,224	92,905
Fidelity Series Corporate Bond Fund (a)	660	6,085
Fidelity Series Emerging Markets Debt Fund (a)	2,887	22,694
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	797	7,169
Fidelity Series Floating Rate High Income Fund (a)	1,841	16,662
Fidelity Series Government Bond Index Fund (a)	979	8,896
Fidelity Series International Credit Fund (a)	5	38
Fidelity Series Investment Grade Bond Fund (a)	900	8,953
Fidelity Series Investment Grade Securitized Fund (a)	667	5,905
Fidelity Series Long-Term Treasury Bond Index Fund (a)	195,026	1,097,997
Fidelity Series Real Estate Income Fund (a)	1,666	16,132
TOTAL BOND FUNDS (Cost $1,372,684)		1,291,701

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	12,423	12,423
Fidelity Series Treasury Bill Index Fund (a)	2,920	28,996
TOTAL SHORT-TERM FUNDS (Cost $41,419)		41,419

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,988,289)	16,555,409
NET OTHER ASSETS (LIABILITIES) - 0.0%	(74)
NET ASSETS - 100.0%	16,555,335

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	8,370	139	-	-	34	8,265
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	67,932	49,762	20,248	2,678	(594)	(3,947)	92,905
Fidelity Series Blue Chip Growth Fund	1,218,819	731,629	623,875	8,734	28,267	613,126	1,967,966
Fidelity Series Canada Fund	316,600	196,477	96,149	13,591	1,080	43,695	461,703
Fidelity Series Commodity Strategy Fund	81,583	70,920	30,872	4,179	(4,877)	521	117,275
Fidelity Series Corporate Bond Fund	49,107	42,896	87,024	2,438	1,344	(238)	6,085
Fidelity Series Emerging Markets Debt Fund	14,871	11,041	4,510	1,142	(16)	1,308	22,694
Fidelity Series Emerging Markets Debt Local Currency Fund	5,008	3,784	1,482	441	1	(142)	7,169
Fidelity Series Emerging Markets Fund	221,367	261,057	90,848	8,932	(1,178)	28,055	418,453
Fidelity Series Emerging Markets Opportunities Fund	1,192,041	767,748	394,831	41,369	(1,708)	116,178	1,679,428
Fidelity Series Floating Rate High Income Fund	10,941	9,667	4,195	1,296	7	242	16,662
Fidelity Series Government Bond Index Fund	72,228	65,673	127,373	2,463	(1,558)	(74)	8,896
Fidelity Series Government Money Market Fund 5.4%	38,831	31,130	57,538	1,163	-	-	12,423
Fidelity Series International Credit Fund	35	1	-	1	-	2	38
Fidelity Series International Developed Markets Bond Index Fund	-	692	670	3	(22)	-	-
Fidelity Series International Growth Fund	734,843	489,696	233,642	13,117	104	167,509	1,158,510
Fidelity Series International Index Fund	304,727	183,955	94,912	10,810	479	44,360	438,609
Fidelity Series International Small Cap Fund	230,616	111,805	110,987	7,867	(4,271)	19,952	247,115
Fidelity Series International Value Fund	733,041	498,040	235,378	32,658	(824)	169,147	1,164,026
Fidelity Series Investment Grade Bond Fund	73,810	64,930	129,502	3,507	(97)	(188)	8,953
Fidelity Series Investment Grade Securitized Fund	50,634	42,471	86,745	2,306	(514)	59	5,905
Fidelity Series Large Cap Growth Index Fund	772,123	459,514	298,875	8,438	7,953	305,988	1,246,703
Fidelity Series Large Cap Stock Fund	846,185	499,646	261,514	55,810	1,139	235,382	1,320,838
Fidelity Series Large Cap Value Index Fund	1,579,079	1,040,032	545,541	83,510	(1,175)	288,700	2,361,095
Fidelity Series Long-Term Treasury Bond Index Fund	691,665	725,466	254,748	27,981	(9,267)	(55,119)	1,097,997
Fidelity Series Overseas Fund	734,177	495,861	229,833	16,699	(1,441)	162,451	1,161,215
Fidelity Series Real Estate Income Fund	20,178	9,432	13,633	1,173	(534)	689	16,132
Fidelity Series Short-Term Credit Fund	7,942	513	8,436	138	65	(84)	-
Fidelity Series Small Cap Core Fund	9,998	22,171	10,203	80	33	1,320	23,319
Fidelity Series Small Cap Opportunities Fund	386,926	237,070	156,607	5,091	3,060	113,560	584,009
Fidelity Series Treasury Bill Index Fund	98,162	63,704	132,773	2,884	(85)	(12)	28,996
Fidelity Series Value Discovery Fund	578,489	420,634	197,915	38,582	(3,181)	73,998	872,025
	11,141,958	7,615,787	4,540,998	399,081	12,190	2,326,472	16,555,409

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	8,493,230	8,493,230	-	-

International Equity Funds	6,729,059	6,729,059	-	-

Bond Funds	1,291,701	1,291,701	-	-

Short-Term Funds	41,419	41,419	-	-
Total Investments in Securities:	16,555,409	16,555,409	-	-
Fidelity Flex® Freedom Blend 2060 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $13,988,289)	$16,555,409

Total Investment in Securities (cost $13,988,289)		$16,555,409
Receivable for investments sold		88,522
Receivable for fund shares sold		21,871
Total assets		16,665,802
Liabilities
Payable for investments purchased	$82,522
Payable for fund shares redeemed	27,856
Accrued management fee	40
Other payables and accrued expenses	49
Total liabilities		110,467
Net Assets		$16,555,335
Net Assets consist of:
Paid in capital		$14,045,177
Total accumulated earnings (loss)		2,510,158
Net Assets		$16,555,335
Net Asset Value, offering price and redemption price per share ($16,555,335 ÷ 1,328,851 shares)		$12.46
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$295,057
Expenses
Independent trustees' fees and expenses	$41
Proxy	520
Total expenses before reductions	561
Expense reductions	(121)
Total expenses after reductions		440
Net Investment income (loss)		294,617
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	12,190
Capital gain distributions from underlying funds:
Affiliated issuers	104,024
Total net realized gain (loss)		116,214
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,326,472
Total change in net unrealized appreciation (depreciation)		2,326,472
Net gain (loss)		2,442,686
Net increase (decrease) in net assets resulting from operations		$2,737,303
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$294,617	$246,454
Net realized gain (loss)	116,214	(21,704)
Change in net unrealized appreciation (depreciation)	2,326,472	227,648
Net increase (decrease) in net assets resulting from operations	2,737,303	452,398
Distributions to shareholders	(334,283)	(313,224)

Share transactions
Proceeds from sales of shares	7,347,429	12,346,076
Reinvestment of distributions	334,283	313,224
Cost of shares redeemed	(4,671,369)	(1,984,831)

Net increase (decrease) in net assets resulting from share transactions	3,010,343	10,674,469
Total increase (decrease) in net assets	5,413,363	10,813,643

Net Assets
Beginning of period	11,141,972	328,329
End of period	$16,555,335	$11,141,972

Other Information
Shares
Sold	659,068	1,198,183
Issued in reinvestment of distributions	28,993	31,818
Redeemed	(420,552)	(196,359)
Net increase (decrease)	267,509	1,033,642

Financial Highlights
Fidelity Flex® Freedom Blend 2060 Fund

Years ended March 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.50	$11.85	$12.46	$8.46	$10.13
Income from Investment Operations
Net investment income (loss) A,B	.25	.34	.36	.18	.23
Net realized and unrealized gain (loss)	1.98	(1.14) C	.18	4.51	(1.15)
Total from investment operations	2.23	(.80)	.54	4.69	(.92)
Distributions from net investment income	(.23)	(.27)	(.34)	(.18)	(.24)
Distributions from net realized gain	(.04)	(.28)	(.81)	(.50)	(.51)
Total distributions	(.27)	(.55)	(1.15)	(.69) D	(.75)
Net asset value, end of period	$12.46	$10.50	$11.85	$12.46	$8.46
Total Return E	21.48%	(6.53)%	3.84%	56.58%	(10.24)%
Ratios to Average Net Assets A,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	2.21%	3.38%	2.81%	1.67%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$16,555	$11,142	$328	$158	$101
Portfolio turnover rate I	34%	35%	31%	19%	62%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2065 Fund
Investment Summary March 31, 2024 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.3
Fidelity Series Blue Chip Growth Fund	11.9
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Large Cap Growth Index Fund	7.5
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	6.6
Fidelity Series Value Discovery Fund	5.3
84.7

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2065 Fund
Schedule of Investments March 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 51.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	41,785	755,059
Fidelity Series Commodity Strategy Fund (a)	476	44,989
Fidelity Series Large Cap Growth Index Fund (a)	22,414	478,324
Fidelity Series Large Cap Stock Fund (a)	23,140	506,770
Fidelity Series Large Cap Value Index Fund (a)	56,582	905,881
Fidelity Series Small Cap Core Fund (a)	751	8,867
Fidelity Series Small Cap Opportunities Fund (a)	14,655	224,069
Fidelity Series Value Discovery Fund (a)	21,135	334,573
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,667,452)		3,258,532

International Equity Funds - 40.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	11,563	177,141
Fidelity Series Emerging Markets Fund (a)	18,327	160,548
Fidelity Series Emerging Markets Opportunities Fund (a)	36,118	644,345
Fidelity Series International Growth Fund (a)	23,872	444,505
Fidelity Series International Index Fund (a)	13,517	168,287
Fidelity Series International Small Cap Fund (a)	5,414	94,807
Fidelity Series International Value Fund (a)	35,474	446,613
Fidelity Series Overseas Fund (a)	31,666	445,539
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,277,713)		2,581,785

Bond Funds - 7.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	332	3,167
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,689	35,640
Fidelity Series Corporate Bond Fund (a)	253	2,333
Fidelity Series Emerging Markets Debt Fund (a)	1,107	8,704
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	306	2,749
Fidelity Series Floating Rate High Income Fund (a)	706	6,388
Fidelity Series Government Bond Index Fund (a)	375	3,411
Fidelity Series International Credit Fund (a)	4	31
Fidelity Series Investment Grade Bond Fund (a)	345	3,433
Fidelity Series Investment Grade Securitized Fund (a)	256	2,264
Fidelity Series Long-Term Treasury Bond Index Fund (a)	74,828	421,280
Fidelity Series Real Estate Income Fund (a)	639	6,186
TOTAL BOND FUNDS (Cost $513,282)		495,586

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	4,759	4,759
Fidelity Series Treasury Bill Index Fund (a)	1,118	11,097
TOTAL SHORT-TERM FUNDS (Cost $15,856)		15,856

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,474,303)	6,351,759
NET OTHER ASSETS (LIABILITIES) - 0.0%	(27)
NET ASSETS - 100.0%	6,351,732

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	19	-	19	-	-	-	-	0.0%
Total	19	-	19	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	3,176	23	-	-	14	3,167
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	16,755	24,538	4,362	933	(188)	(1,103)	35,640
Fidelity Series Blue Chip Growth Fund	300,610	383,797	140,235	2,812	3,281	207,606	755,059
Fidelity Series Canada Fund	78,087	101,869	18,318	4,593	257	15,246	177,141
Fidelity Series Commodity Strategy Fund	20,116	33,234	7,104	1,336	(202)	(1,055)	44,989
Fidelity Series Corporate Bond Fund	12,112	19,626	29,874	775	459	10	2,333
Fidelity Series Emerging Markets Debt Fund	3,679	5,480	926	369	(14)	485	8,704
Fidelity Series Emerging Markets Debt Local Currency Fund	1,236	1,883	312	152	6	(64)	2,749
Fidelity Series Emerging Markets Fund	65,104	105,953	20,147	3,019	(457)	10,095	160,548
Fidelity Series Emerging Markets Opportunities Fund	283,503	402,671	82,029	13,981	(120)	40,320	644,345
Fidelity Series Floating Rate High Income Fund	2,697	4,556	939	419	1	73	6,388
Fidelity Series Government Bond Index Fund	17,814	29,694	43,724	786	(403)	30	3,411
Fidelity Series Government Money Market Fund 5.4%	9,388	12,903	17,532	335	-	-	4,759
Fidelity Series International Credit Fund	28	1	-	1	-	2	31
Fidelity Series International Developed Markets Bond Index Fund	-	191	185	1	(6)	-	-
Fidelity Series International Growth Fund	181,246	252,509	48,966	4,432	601	59,115	444,505
Fidelity Series International Index Fund	75,161	96,809	19,497	3,653	205	15,609	168,287
Fidelity Series International Small Cap Fund	56,866	61,367	29,356	2,651	(1,793)	7,723	94,807
Fidelity Series International Value Fund	180,805	257,950	50,412	11,047	(572)	58,842	446,613
Fidelity Series Investment Grade Bond Fund	18,204	29,649	44,480	1,112	33	27	3,433
Fidelity Series Investment Grade Securitized Fund	12,489	19,553	29,739	735	(110)	71	2,264
Fidelity Series Large Cap Growth Index Fund	190,437	250,121	65,300	2,747	1,042	102,024	478,324
Fidelity Series Large Cap Stock Fund	208,719	270,713	54,138	17,956	(160)	81,636	506,770
Fidelity Series Large Cap Value Index Fund	389,482	528,068	113,764	28,397	(857)	102,952	905,881
Fidelity Series Long-Term Treasury Bond Index Fund	170,578	328,104	60,841	9,080	(1,144)	(15,417)	421,280
Fidelity Series Overseas Fund	181,085	250,944	43,630	5,643	214	56,926	445,539
Fidelity Series Real Estate Income Fund	4,984	5,082	3,937	376	(156)	213	6,186
Fidelity Series Short-Term Credit Fund	2,324	352	2,669	44	25	(32)	-
Fidelity Series Small Cap Core Fund	2,407	8,537	2,609	26	(6)	538	8,867
Fidelity Series Small Cap Opportunities Fund	95,444	125,383	37,848	1,656	431	40,659	224,069
Fidelity Series Treasury Bill Index Fund	24,020	26,998	39,898	823	(18)	(5)	11,097
Fidelity Series Value Discovery Fund	142,694	206,433	39,512	13,253	(575)	25,533	334,573
	2,748,074	3,848,144	1,052,306	133,143	(226)	808,073	6,351,759

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,258,532	3,258,532	-	-

International Equity Funds	2,581,785	2,581,785	-	-

Bond Funds	495,586	495,586	-	-

Short-Term Funds	15,856	15,856	-	-
Total Investments in Securities:	6,351,759	6,351,759	-	-
Fidelity Flex® Freedom Blend 2065 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,474,303)	$6,351,759

Total Investment in Securities (cost $5,474,303)		$6,351,759
Cash		21
Receivable for investments sold		24,025
Receivable for fund shares sold		16,488
Total assets		6,392,293
Liabilities
Payable for investments purchased	$39,142
Payable for fund shares redeemed	1,366
Accrued management fee	15
Other payables and accrued expenses	38
Total liabilities		40,561
Net Assets		$6,351,732
Net Assets consist of:
Paid in capital		$5,492,006
Total accumulated earnings (loss)		859,726
Net Assets		$6,351,732
Net Asset Value, offering price and redemption price per share ($6,351,732 ÷ 505,543 shares)		$12.56
Statement of Operations
		Year ended March 31, 2024
Investment Income
Dividends:
Affiliated issuers		$98,275
Expenses
Independent trustees' fees and expenses	$12
Proxy	342
Total expenses before reductions	354
Expense reductions	(213)
Total expenses after reductions		141
Net Investment income (loss)		98,134
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(226)
Capital gain distributions from underlying funds:
Affiliated issuers	34,868
Total net realized gain (loss)		34,642
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	808,073
Total change in net unrealized appreciation (depreciation)		808,073
Net gain (loss)		842,715
Net increase (decrease) in net assets resulting from operations		$940,849
Statement of Changes in Net Assets

	Year ended March 31, 2024	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$98,134	$47,208
Net realized gain (loss)	34,642	(17,245)
Change in net unrealized appreciation (depreciation)	808,073	60,543
Net increase (decrease) in net assets resulting from operations	940,849	90,506
Distributions to shareholders	(108,724)	(62,898)

Share transactions
Proceeds from sales of shares	3,983,396	2,828,986
Reinvestment of distributions	108,724	62,898
Cost of shares redeemed	(1,320,608)	(472,665)

Net increase (decrease) in net assets resulting from share transactions	2,771,512	2,419,219
Total increase (decrease) in net assets	3,603,637	2,446,827

Net Assets
Beginning of period	2,748,095	301,268
End of period	$6,351,732	$2,748,095

Other Information
Shares
Sold	353,385	274,970
Issued in reinvestment of distributions	9,361	6,311
Redeemed	(117,103)	(46,655)
Net increase (decrease)	245,643	234,626

Financial Highlights
Fidelity Flex® Freedom Blend 2065 Fund

Years ended March 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.57	$11.92	$12.47	$8.42	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.33	.35	.18	.22
Net realized and unrealized gain (loss)	1.99	(1.15) D	.19	4.51	(1.46)
Total from investment operations	2.25	(.82)	.54	4.69	(1.24)
Distributions from net investment income	(.22)	(.25)	(.32)	(.18)	(.22)
Distributions from net realized gain	(.04)	(.28)	(.76)	(.45)	(.12)
Total distributions	(.26)	(.53)	(1.09) E	(.64) E	(.34)
Net asset value, end of period	$12.56	$10.57	$11.92	$12.47	$8.42
Total Return F,G	21.49%	(6.62)%	3.86%	56.66%	(13.10)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.01%	-% J	-% J	-% J	-% J,K
Expenses net of fee waivers, if any J	- %	-%	-%	-%	-% K
Expenses net of all reductions J	-%	-%	-%	-%	-% K
Net investment income (loss)	2.29%	3.24%	2.78%	1.67%	2.88% K
Supplemental Data
Net assets, end of period (000 omitted)	$6,352	$2,748	$301	$136	$87
Portfolio turnover rate L	24%	34%	31%	19%	208% K

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAmount represents less than .005%.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended March 31, 2024

1. Organization.
Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts and advisory programs offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

Effective May 8, 2024, Fidelity Flex Freedom Blend 2005 Fund will be closed to new accounts with certain exceptions. Effective June 13, 2024, Fidelity Flex Freedom Blend 2005 will be closed to all new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Flex Freedom Blend Income Fund	1,012,305	40,999	(21,984)	19,015
Fidelity Flex Freedom Blend 2005 Fund	2,613,250	93,156	(89,345)	3,811
Fidelity Flex Freedom Blend 2010 Fund	5,160,312	281,089	(193,798)	87,291
Fidelity Flex Freedom Blend 2015 Fund	10,568,162	766,350	(388,834)	377,516
Fidelity Flex Freedom Blend 2020 Fund	29,607,251	2,725,151	(1,244,884)	1,480,267
Fidelity Flex Freedom Blend 2025 Fund	48,670,496	5,394,906	(1,987,800)	3,407,106
Fidelity Flex Freedom Blend 2030 Fund	71,184,145	8,992,873	(2,265,673)	6,727,200
Fidelity Flex Freedom Blend 2035 Fund	70,238,062	11,293,894	(1,528,362)	9,765,532
Fidelity Flex Freedom Blend 2040 Fund	55,190,163	10,597,703	(944,016)	9,653,687
Fidelity Flex Freedom Blend 2045 Fund	53,836,318	10,886,696	(958,935)	9,927,761
Fidelity Flex Freedom Blend 2050 Fund	40,626,042	8,307,232	(682,452)	7,624,780
Fidelity Flex Freedom Blend 2055 Fund	26,470,931	5,218,914	(415,296)	4,803,618
Fidelity Flex Freedom Blend 2060 Fund	14,125,100	2,619,215	(188,906)	2,430,309
Fidelity Flex Freedom Blend 2065 Fund	5,515,185	891,317	(54,743)	836,574

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Flex Freedom Blend Income Fund	2,680	-	(137,009)	19,015
Fidelity Flex Freedom Blend 2005 Fund	14,774	-	(101,427)	3,811
Fidelity Flex Freedom Blend 2010 Fund	28,144	-	(103,396)	87,291
Fidelity Flex Freedom Blend 2015 Fund	46,705	-	(285,033)	377,516
Fidelity Flex Freedom Blend 2020 Fund	40,727	-	(485,439)	1,480,267
Fidelity Flex Freedom Blend 2025 Fund	161,492	269,164	-	3,407,106
Fidelity Flex Freedom Blend 2030 Fund	225,063	147,283	-	6,727,200
Fidelity Flex Freedom Blend 2035 Fund	190,038	372,966	-	9,765,532
Fidelity Flex Freedom Blend 2040 Fund	87,454	437,202	-	9,653,687
Fidelity Flex Freedom Blend 2045 Fund	59,616	380,520	-	9,927,761
Fidelity Flex Freedom Blend 2050 Fund	46,228	285,466	-	7,624,780
Fidelity Flex Freedom Blend 2055 Fund	29,615	133,620	-	4,803,618
Fidelity Flex Freedom Blend 2060 Fund	15,007	64,845	-	2,430,309
Fidelity Flex Freedom Blend 2065 Fund	5,856	17,299	-	836,574

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Flex Freedom Blend Income Fund	(118,931)	(18,078)	(137,009)
Fidelity Flex Freedom Blend 2005 Fund	(52,239)	(49,188)	(101,427)
Fidelity Flex Freedom Blend 2010 Fund	(103,396)	-	(103,396)
Fidelity Flex Freedom Blend 2015 Fund	(285,033)	-	(285,033)
Fidelity Flex Freedom Blend 2020 Fund	(485,439)	-	(485,439)

Due to large redemptions in a prior period, approximately $52,087 of Fidelity Flex Freedom Blend Income Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $23,704 of those capital losses per year to offset capital gains.

The tax character of distributions paid was as follows:

March 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Flex Freedom Blend Income Fund	34,758	-	34,758
Fidelity Flex Freedom Blend 2005 Fund	97,371	-	97,371
Fidelity Flex Freedom Blend 2010 Fund	182,341	-	182,341
Fidelity Flex Freedom Blend 2015 Fund	329,206	-	329,206
Fidelity Flex Freedom Blend 2020 Fund	942,984	-	942,984
Fidelity Flex Freedom Blend 2025 Fund	1,603,886	-	1,603,886
Fidelity Flex Freedom Blend 2030 Fund	1,857,190	-	1,857,190
Fidelity Flex Freedom Blend 2035 Fund	1,790,509	78,704	1,869,213
Fidelity Flex Freedom Blend 2040 Fund	1,291,765	-	1,291,765
Fidelity Flex Freedom Blend 2045 Fund	1,266,509	-	1,266,509
Fidelity Flex Freedom Blend 2050 Fund	963,386	26,550	989,936
Fidelity Flex Freedom Blend 2055 Fund	596,625	-	596,625
Fidelity Flex Freedom Blend 2060 Fund	303,347	30,936	334,283
Fidelity Flex Freedom Blend 2065 Fund	101,699	7,025	108,724

March 31, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Flex Freedom Blend Income Fund	60,342	1,843	62,185
Fidelity Flex Freedom Blend 2005 Fund	105,734	2,004	107,738
Fidelity Flex Freedom Blend 2010 Fund	210,974	2,363	213,337
Fidelity Flex Freedom Blend 2015 Fund	399,952	2,840	402,792
Fidelity Flex Freedom Blend 2020 Fund	1,407,803	3,607	1,411,410
Fidelity Flex Freedom Blend 2025 Fund	2,193,319	5,000	2,198,319
Fidelity Flex Freedom Blend 2030 Fund	2,322,210	146,655	2,468,865
Fidelity Flex Freedom Blend 2035 Fund	2,103,543	241,991	2,345,534
Fidelity Flex Freedom Blend 2040 Fund	1,546,905	395,588	1,942,493
Fidelity Flex Freedom Blend 2045 Fund	1,475,425	382,520	1,857,945
Fidelity Flex Freedom Blend 2050 Fund	1,064,120	294,676	1,358,796
Fidelity Flex Freedom Blend 2055 Fund	593,415	177,047	770,462
Fidelity Flex Freedom Blend 2060 Fund	241,620	71,604	313,224
Fidelity Flex Freedom Blend 2065 Fund	45,693	17,205	62,898
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity Flex Freedom Blend 2035 Fund
Equity Risk
Futures Contracts	(76,249)	(7,161)
Total Equity Risk	(76,249)	(7,161)
Interest Rate Risk
Futures Contracts	(10,211)	21,308
Total Interest Rate Risk	(10,211)	21,308
Totals	(86,460)	14,147

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Freedom Blend Income Fund	632,310	448,640
Fidelity Flex Freedom Blend 2005 Fund	650,468	1,337,690
Fidelity Flex Freedom Blend 2010 Fund	1,290,856	2,087,480
Fidelity Flex Freedom Blend 2015 Fund	2,607,563	3,339,581
Fidelity Flex Freedom Blend 2020 Fund	8,075,909	22,000,596
Fidelity Flex Freedom Blend 2025 Fund	13,976,838	37,365,691
Fidelity Flex Freedom Blend 2030 Fund	20,931,781	31,623,091
Fidelity Flex Freedom Blend 2035 Fund	25,777,501	34,268,829
Fidelity Flex Freedom Blend 2040 Fund	20,940,179	28,717,710
Fidelity Flex Freedom Blend 2045 Fund	22,087,396	25,974,915
Fidelity Flex Freedom Blend 2050 Fund	15,908,939	17,833,167
Fidelity Flex Freedom Blend 2055 Fund	11,815,375	10,402,061
Fidelity Flex Freedom Blend 2060 Fund	7,615,787	4,540,998
Fidelity Flex Freedom Blend 2065 Fund	3,848,144	1,052,306
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Changes in Net Assets.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Flex Freedom Blend Income Fund	2,954	93
Fidelity Flex Freedom Blend 2005 Fund	2,465	78
Fidelity Flex Freedom Blend 2010 Fund	2,086	64
Fidelity Flex Freedom Blend 2015 Fund	2,189	64
Fidelity Flex Freedom Blend 2020 Fund	5,664	64
Fidelity Flex Freedom Blend 2025 Fund	4,136	92
Fidelity Flex Freedom Blend 2030 Fund	7,347	(43)
7. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets. This reimbursement will remain in place through July 31, 2025. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement ($)
Fidelity Flex Freedom Blend 2060 Fund	121
Fidelity Flex Freedom Blend 2065 Fund	213
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Flex Freedom Blend 2010 Fund	1	55%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
10. Proposed Reorganization.
The Board of Trustees of Fidelity Flex Freedom Blend 2005 Fund and Fidelity Flex Freedom Blend Income Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Flex Freedom Blend 2005 Fund and Fidelity Flex Freedom Blend Income Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Flex Freedom Blend 2005 Fund in exchange for shares of Fidelity Flex Freedom Blend Income Fund equal in value to the net assets of Fidelity Flex Freedom Blend 2005 Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective during June 2024. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2024, the related statements of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 10, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving is Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President or Director of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022). Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024

Fidelity Flex® Freedom Blend Income Fund	-%-D
Actual		$ 1,000	$ 1,080.50	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2005 Fund	-%-D
Actual		$ 1,000	$ 1,080.90	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2010 Fund	-%-D
Actual		$ 1,000	$ 1,094.50	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2015 Fund	-%-D
Actual		$ 1,000	$ 1,111.30	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2020 Fund	-%-D
Actual		$ 1,000	$ 1,128.80	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2025 Fund	-%-D
Actual		$ 1,000	$ 1,142.20	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2030 Fund	-%-D
Actual		$ 1,000	$ 1,152.10	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2035 Fund	-%-D
Actual		$ 1,000	$ 1,169.80	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2040 Fund	-%-D
Actual		$ 1,000	$ 1,192.80	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2045 Fund	-%-D
Actual		$ 1,000	$ 1,199.70	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2050 Fund	-%-D
Actual		$ 1,000	$ 1,199.90	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2055 Fund	-%-D
Actual		$ 1,000	$ 1,198.80	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2060 Fund	-%-D
Actual		$ 1,000	$ 1,199.50	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

Fidelity Flex® Freedom Blend 2065 Fund	-%-D
Actual		$ 1,000	$ 1,198.80	$-E
Hypothetical-B		$ 1,000	$ 1,025.00	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Flex Freedom Blend 2025 Fund	$386,950
Fidelity Flex Freedom Blend 2030 Fund	$207,270
Fidelity Flex Freedom Blend 2035 Fund	$547,920
Fidelity Flex Freedom Blend 2040 Fund	$524,670
Fidelity Flex Freedom Blend 2045 Fund	$498,860
Fidelity Flex Freedom Blend 2050 Fund	$396,450
Fidelity Flex Freedom Blend 2055 Fund	$182,037
Fidelity Flex Freedom Blend 2060 Fund	$89,692
Fidelity Flex Freedom Blend 2065 Fund	$26,620

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Flex Freedom Blend Income Fund	44.78%
Fidelity Flex Freedom Blend 2005 Fund	44.40%
Fidelity Flex Freedom Blend 2010 Fund	40.25%
Fidelity Flex Freedom Blend 2015 Fund	35.27%
Fidelity Flex Freedom Blend 2020 Fund	30.40%
Fidelity Flex Freedom Blend 2025 Fund	26.93%
Fidelity Flex Freedom Blend 2030 Fund	22.35%
Fidelity Flex Freedom Blend 2035 Fund	15.20%
Fidelity Flex Freedom Blend 2040 Fund	11.68%
Fidelity Flex Freedom Blend 2045 Fund	10.07%
Fidelity Flex Freedom Blend 2050 Fund	10.05%
Fidelity Flex Freedom Blend 2055 Fund	9.98%
Fidelity Flex Freedom Blend 2060 Fund	9.53%
Fidelity Flex Freedom Blend 2065 Fund	9.20%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Flex Freedom Blend Income Fund
April 2023	0%
May 2023	2%
June 2023	2%
July 2023	2%
August 2023	2%
September 2023	2%
October 2023	2%
November 2023	2%
December 2023	2%
February 2024	1%
March 2024	1%
Fidelity Flex Freedom Blend 2005 Fund
December 2023	2%
Fidelity Flex Freedom Blend 2010 Fund
May 2023	1%
December 2023	5%
Fidelity Flex Freedom Blend 2015 Fund
May 2023	1%
December 2023	7%
Fidelity Flex Freedom Blend 2020 Fund
December 2023	9%
Fidelity Flex Freedom Blend 2025 Fund
May 2023	3%
December 2023	12%
Fidelity Flex Freedom Blend 2030 Fund
May 2023	10%
December 2023	14%
Fidelity Flex Freedom Blend 2035 Fund
December 2023	18%
Fidelity Flex Freedom Blend 2040 Fund
December 2023	23%
Fidelity Flex Freedom Blend 2045 Fund
December 2023	25%
Fidelity Flex Freedom Blend 2050 Fund
December 2023	25%
Fidelity Flex Freedom Blend 2055 Fund
December 2023	25%
Fidelity Flex Freedom Blend 2060 Fund
May 2023	12%
December 2023	24%
Fidelity Flex Freedom Blend 2065 Fund
May 2023	10%
December 2023	25%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Flex Freedom Blend Income Fund
April 2023	0.00%
May 2023	8.38%
June 2023	10.42%
July 2023	10.42%
August 2023	10.42%
September 2023	10.42%
October 2023	10.42%
November 2023	10.42%
December 2023	10.42%
February 2024	1.13%
March 2024	1.13%
Fidelity Flex Freedom Blend 2005 Fund
May 2023	0.66%
December 2023	8.76%
Fidelity Flex Freedom Blend 2010 Fund
May 2023	0.79%
December 2023	14.37%
Fidelity Flex Freedom Blend 2015 Fund
May 2023	1.35%
December 2023	19.04%
Fidelity Flex Freedom Blend 2020 Fund
December 2023	23.28%
Fidelity Flex Freedom Blend 2025 Fund
May 2023	3.72%
December 2023	28.77%
Fidelity Flex Freedom Blend 2030 Fund
May 2023	12.57%
December 2023	33.97%
Fidelity Flex Freedom Blend 2035 Fund
December 2023	43.16%
Fidelity Flex Freedom Blend 2040 Fund
December 2023	53.40%
Fidelity Flex Freedom Blend 2045 Fund
December 2023	57.10%
Fidelity Flex Freedom Blend 2050 Fund
December 2023	57.16%
Fidelity Flex Freedom Blend 2055 Fund
December 2023	57.77%
Fidelity Flex Freedom Blend 2060 Fund
May 2023	0.71%
December 2023	57.36%
Fidelity Flex Freedom Blend 2065 Fund
May 2023	5.47%
December 2023	58.47%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Flex Freedom Blend Income Fund
April 2023	0.00%
May 2023	0.18%
June 2023	0.22%
July 2023	0.22%
August 2023	0.22%
September 2023	0.22%
October 2023	0.22%
November 2023	0.22%
December 2023	0.22%
February 2024	0.10%
March 2024	0.10%
Fidelity Flex Freedom Blend 2005 Fund
May 2023	0.19%
December 2023	0.21%
Fidelity Flex Freedom Blend 2010 Fund
May 2023	0.24%
December 2023	0.35%
Fidelity Flex Freedom Blend 2015 Fund
May 2023	0.29%
December 2023	0.49%
Fidelity Flex Freedom Blend 2020 Fund
December 2023	0.62%
Fidelity Flex Freedom Blend 2025 Fund
May 2023	0.71%
December 2023	0.78%
Fidelity Flex Freedom Blend 2030 Fund
May 2023	1.82%
December 2023	0.92%
Fidelity Flex Freedom Blend 2035 Fund
December 2023	1.17%
Fidelity Flex Freedom Blend 2040 Fund
December 2023	1.47%
Fidelity Flex Freedom Blend 2045 Fund
December 2023	1.56%
Fidelity Flex Freedom Blend 2050 Fund
December 2023	1.57%
Fidelity Flex Freedom Blend 2055 Fund
December 2023	1.58%
Fidelity Flex Freedom Blend 2060 Fund
May 2023	0.80%
December 2023	1.55%
Fidelity Flex Freedom Blend 2065 Fund
May 2023	1.10%
December 2023	1.57%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Flex Freedom Blend Income Fund	$27,822
Fidelity Flex Freedom Blend 2005 Fund	$80,159
Fidelity Flex Freedom Blend 2010 Fund	$136,571
Fidelity Flex Freedom Blend 2015 Fund	$226,785
Fidelity Flex Freedom Blend 2020 Fund	$555,679
Fidelity Flex Freedom Blend 2025 Fund	$912,068
Fidelity Flex Freedom Blend 2030 Fund	$894,665
Fidelity Flex Freedom Blend 2035 Fund	$606,437
Fidelity Flex Freedom Blend 2040 Fund	$280,265
Fidelity Flex Freedom Blend 2045 Fund	$204,637
Fidelity Flex Freedom Blend 2050 Fund	$155,210
Fidelity Flex Freedom Blend 2055 Fund	$95,633
Fidelity Flex Freedom Blend 2060 Fund	$52,049
Fidelity Flex Freedom Blend 2065 Fund	$16,264
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Flex Freedom Blend Income Fund	12/29/2023	$0.0281	$0.0032
Fidelity Flex Freedom Blend 2005 Fund	12/29/2023	$0.0559	$0.0033
Fidelity Flex Freedom Blend 2010 Fund	12/29/2023	$0.0605	$0.0040
Fidelity Flex Freedom Blend 2015 Fund	12/29/2023	$0.0717	$0.0049
Fidelity Flex Freedom Blend 2020 Fund	12/29/2023	$0.0877	$0.0060
Fidelity Flex Freedom Blend 2025 Fund	12/29/2023	$0.0997	$0.0070
Fidelity Flex Freedom Blend 2030 Fund	12/29/2023	$0.1060	$0.0078
Fidelity Flex Freedom Blend 2035 Fund	12/29/2023	$0.1233	$0.0099
Fidelity Flex Freedom Blend 2040 Fund	12/29/2023	$0.1212	$0.0108
Fidelity Flex Freedom Blend 2045 Fund	12/29/2023	$0.1217	$0.0112
Fidelity Flex Freedom Blend 2050 Fund	12/29/2023	$0.1242	$0.0114
Fidelity Flex Freedom Blend 2055 Fund	12/29/2023	$0.1200	$0.0110
Fidelity Flex Freedom Blend 2060 Fund	12/29/2023	$0.1221	$0.0112
Fidelity Flex Freedom Blend 2065 Fund	12/29/2023	$0.1170	$0.0108

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on December 14, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	109,107,309,767.05	94.95
Withheld	5,799,378,291.64	5.05
TOTAL	114,906,688,058.69	100.00
Jennifer Toolin McAuliffe
Affirmative	109,175,275,002.33	95.01
Withheld	5,731,413,056.36	4.99
TOTAL	114,906,688,058.69	100.00
Christine J. Thompson
Affirmative	108,987,783,842.76	94.85
Withheld	5,918,904,215.93	5.15
TOTAL	114,906,688,058.69	100.00
Elizabeth S. Acton
Affirmative	108,779,130,187.70	94.67
Withheld	6,127,557,870.99	5.33
TOTAL	114,906,688,058.69	100.00
Laura M. Bishop
Affirmative	109,090,772,959.30	94.94
Withheld	5,815,915,099.39	5.06
TOTAL	114,906,688,058.69	100.00
Ann E. Dunwoody
Affirmative	108,992,925,653.09	94.85
Withheld	5,913,762,405.60	5.15
TOTAL	114,906,688,058.69	100.00
John Engler
Affirmative	107,582,823,815.81	93.63
Withheld	7,323,864,242.88	6.37
TOTAL	114,906,688,058.69	100.00
Robert F. Gartland
Affirmative	108,309,686,614.41	94.26
Withheld	6,597,001,444.28	5.74
TOTAL	114,906,688,058.69	100.00
Robert W. Helm
Affirmative	108,644,546,000.05	94.55
Withheld	6,262,142,058.64	5.45
TOTAL	114,906,688,058.69	100.00
Arthur E. Johnson
Affirmative	108,147,753,320.09	94.12
Withheld	6,758,934,738.60	5.88
TOTAL	114,906,688,058.69	100.00
Michael E. Kenneally
Affirmative	108,653,379,991.15	94.56
Withheld	6,253,308,067.54	5.44
TOTAL	114,906,688,058.69	100.00
Mark A. Murray
Affirmative	108,772,153,970.12	94.66
Withheld	6,134,534,088.57	5.34
TOTAL	114,906,688,058.69	100.00
Carol J. Zierhoffer
Affirmative	109,153,849,069.06	94.99
Withheld	5,752,838,989.63	5.01
TOTAL	114,906,688,058.69	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.9884226.106
XFC-ANN-0524

Item 2.

Code of Ethics

As of the end of the period, March 31, 2024, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund, and Fidelity Freedom Index Income Fund, (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom 2005 Fund	$23,400	$-	$8,200	$600
Fidelity Advisor Freedom 2010 Fund	$23,400	$-	$8,200	$600
Fidelity Advisor Freedom 2015 Fund	$23,400	$-	$8,200	$600
Fidelity Advisor Freedom 2020 Fund	$23,400	$-	$8,200	$600
Fidelity Advisor Freedom 2025 Fund	$23,400	$-	$8,200	$600
Fidelity Advisor Freedom 2030 Fund	$23,400	$-	$8,200	$600
Fidelity Advisor Freedom 2035 Fund	$22,100	$-	$8,200	$600
Fidelity Advisor Freedom 2040 Fund	$22,100	$-	$8,200	$600
Fidelity Advisor Freedom 2045 Fund	$23,400	$-	$8,200	$700
Fidelity Advisor Freedom 2050 Fund	$22,100	$-	$8,200	$600
Fidelity Advisor Freedom 2055 Fund	$23,300	$-	$8,200	$700
Fidelity Advisor Freedom 2060 Fund	$23,300	$-	$8,200	$700
Fidelity Advisor Freedom 2065 Fund	$22,200	$-	$8,000	$600
Fidelity Advisor Freedom Income Fund	$24,700	$-	$8,200	$700
Fidelity Freedom Index 2005 Fund	$18,900	$-	$7,600	$600
Fidelity Freedom Index 2010 Fund	$18,900	$-	$7,600	$600
Fidelity Freedom Index 2015 Fund	$19,000	$-	$7,600	$600
Fidelity Freedom Index 2020 Fund	$19,100	$-	$7,600	$600
Fidelity Freedom Index 2025 Fund	$19,300	$-	$7,600	$600
Fidelity Freedom Index 2030 Fund	$19,500	$-	$7,600	$600
Fidelity Freedom Index 2035 Fund	$19,500	$-	$7,600	$600
Fidelity Freedom Index 2040 Fund	$19,500	$-	$7,600	$600
Fidelity Freedom Index 2045 Fund	$19,400	$-	$7,600	$600
Fidelity Freedom Index 2050 Fund	$19,300	$-	$7,600	$600
Fidelity Freedom Index 2055 Fund	$19,300	$-	$7,600	$600
Fidelity Freedom Index 2060 Fund	$19,200	$-	$7,600	$600
Fidelity Freedom Index 2065 Fund	$19,500	$-	$8,000	$600
Fidelity Freedom Index Income Fund	$18,900	$-	$7,600	$600

March 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom 2005 Fund	$23,500	$-	$8,000	$600
Fidelity Advisor Freedom 2010 Fund	$23,500	$-	$8,000	$600
Fidelity Advisor Freedom 2015 Fund	$23,500	$-	$8,000	$600
Fidelity Advisor Freedom 2020 Fund	$23,500	$-	$8,000	$600
Fidelity Advisor Freedom 2025 Fund	$23,500	$-	$8,000	$600
Fidelity Advisor Freedom 2030 Fund	$23,500	$-	$8,000	$600
Fidelity Advisor Freedom 2035 Fund	$23,500	$-	$8,000	$600
Fidelity Advisor Freedom 2040 Fund	$23,500	$-	$8,000	$600
Fidelity Advisor Freedom 2045 Fund	$24,800	$-	$8,000	$600
Fidelity Advisor Freedom 2050 Fund	$23,500	$-	$8,000	$600
Fidelity Advisor Freedom 2055 Fund	$24,800	$-	$8,000	$600
Fidelity Advisor Freedom 2060 Fund	$24,800	$-	$8,000	$600
Fidelity Advisor Freedom 2065 Fund	$23,600	$-	$7,800	$600
Fidelity Advisor Freedom Income Fund	$24,800	$-	$8,000	$600
Fidelity Freedom Index 2005 Fund	$20,400	$-	$7,400	$500
Fidelity Freedom Index 2010 Fund	$20,400	$-	$7,400	$500
Fidelity Freedom Index 2015 Fund	$20,400	$-	$7,400	$500
Fidelity Freedom Index 2020 Fund	$20,400	$-	$7,400	$500
Fidelity Freedom Index 2025 Fund	$20,400	$-	$7,400	$500
Fidelity Freedom Index 2030 Fund	$20,400	$-	$7,400	$500
Fidelity Freedom Index 2035 Fund	$19,000	$-	$7,400	$500
Fidelity Freedom Index 2040 Fund	$19,000	$-	$7,400	$500
Fidelity Freedom Index 2045 Fund	$19,000	$-	$7,400	$500
Fidelity Freedom Index 2050 Fund	$19,000	$-	$7,400	$500
Fidelity Freedom Index 2055 Fund	$19,100	$-	$7,400	$500
Fidelity Freedom Index 2060 Fund	$19,100	$-	$7,400	$500
Fidelity Freedom Index 2065 Fund	$19,500	$-	$7,800	$500
Fidelity Freedom Index Income Fund	$20,400	$-	$7,400	$500

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund, Fidelity Flex Freedom Blend Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund, Fidelity Freedom Blend Income Fund, Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity

Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, and Fidelity Sustainable Target Date Income Fund

(the “Funds”):

Services Billed by PwC

March 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Blend 2005 Fund	$22,000	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2010 Fund	$22,000	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2015 Fund	$22,000	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2020 Fund	$22,000	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2025 Fund	$22,000	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2030 Fund	$22,000	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2035 Fund	$17,800	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2040 Fund	$17,800	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2045 Fund	$17,800	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2050 Fund	$17,800	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2055 Fund	$17,800	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2060 Fund	$17,800	$1,700	$5,700	$700
Fidelity Flex Freedom Blend 2065 Fund	$17,800	$1,700	$5,700	$700
Fidelity Flex Freedom Blend Income Fund	$19,700	$1,500	$5,700	$600
Fidelity Freedom 2005 Fund	$38,700	$1,900	$6,000	$800
Fidelity Freedom 2010 Fund	$40,900	$1,900	$6,000	$800
Fidelity Freedom 2015 Fund	$41,000	$1,900	$6,000	$800
Fidelity Freedom 2020 Fund	$41,400	$1,900	$6,000	$800
Fidelity Freedom 2025 Fund	$41,700	$1,900	$6,000	$800
Fidelity Freedom 2030 Fund	$42,000	$1,900	$6,000	$800
Fidelity Freedom 2035 Fund	$37,600	$1,900	$6,000	$800
Fidelity Freedom 2040 Fund	$37,600	$1,900	$6,000	$800
Fidelity Freedom 2045 Fund	$37,300	$1,900	$6,000	$800
Fidelity Freedom 2050 Fund	$37,300	$1,900	$6,000	$800
Fidelity Freedom 2055 Fund	$37,000	$1,900	$6,000	$800
Fidelity Freedom 2060 Fund	$36,800	$1,900	$6,000	$800
Fidelity Freedom 2065 Fund	$34,600	$1,900	$6,000	$800
Fidelity Freedom Income Fund	$40,900	$1,900	$6,000	$800
Fidelity Freedom Blend 2005 Fund	$25,300	$2,000	$6,000	$800
Fidelity Freedom Blend 2010 Fund	$25,300	$2,000	$6,000	$800
Fidelity Freedom Blend 2015 Fund	$25,300	$2,000	$6,100	$800
Fidelity Freedom Blend 2020 Fund	$25,300	$2,000	$6,100	$800
Fidelity Freedom Blend 2025 Fund	$25,300	$2,000	$6,100	$800
Fidelity Freedom Blend 2030 Fund	$25,300	$2,000	$6,100	$800
Fidelity Freedom Blend 2035 Fund	$21,200	$2,000	$6,100	$800
Fidelity Freedom Blend 2040 Fund	$21,200	$2,000	$6,100	$800
Fidelity Freedom Blend 2045 Fund	$21,200	$2,000	$6,100	$800
Fidelity Freedom Blend 2050 Fund	$21,200	$2,000	$6,100	$800
Fidelity Freedom Blend 2055 Fund	$21,100	$2,000	$6,100	$800
Fidelity Freedom Blend 2060 Fund	$21,100	$2,000	$6,100	$800
Fidelity Freedom Blend 2065 Fund	$21,100	$2,000	$6,000	$800
Fidelity Freedom Blend Income Fund	$25,300	$2,000	$6,000	$800
Fidelity Sustainable Target Date 2010 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2015 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2020 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2025 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2030 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2035 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2040 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2045 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2050 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2055 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2060 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date 2065 Fund	$16,900	$1,400	$6,000	$600
Fidelity Sustainable Target Date Income Fund	$16,900	$1,400	$6,000	$600

March 31, 2023 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Blend 2005 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2010 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2015 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2020 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2025 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2030 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2035 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2040 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2045 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2050 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2055 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2060 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2065 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend Income Fund	$15,500	$1,400	$6,300	$600
Fidelity Freedom 2005 Fund	$20,000	$1,800	$11,000	$800
Fidelity Freedom 2010 Fund	$20,000	$1,800	$6,000	$800
Fidelity Freedom 2015 Fund	$20,100	$1,800	$11,000	$800
Fidelity Freedom 2020 Fund	$20,200	$1,800	$11,000	$800
Fidelity Freedom 2025 Fund	$20,300	$1,800	$11,000	$800
Fidelity Freedom 2030 Fund	$20,400	$1,800	$11,000	$800
Fidelity Freedom 2035 Fund	$20,300	$1,800	$11,000	$800
Fidelity Freedom 2040 Fund	$20,300	$1,800	$11,000	$800
Fidelity Freedom 2045 Fund	$20,200	$1,800	$11,000	$800
Fidelity Freedom 2050 Fund	$20,200	$1,800	$11,000	$800
Fidelity Freedom 2055 Fund	$20,100	$1,800	$11,000	$800
Fidelity Freedom 2060 Fund	$20,000	$1,800	$11,000	$800
Fidelity Freedom 2065 Fund	$20,000	$1,800	$12,800	$800
Fidelity Freedom Income Fund	$20,000	$1,800	$11,000	$800
Fidelity Freedom Blend 2005 Fund	$21,100	$1,800	$6,600	$800
Fidelity Freedom Blend 2010 Fund	$21,100	$1,800	$6,600	$800
Fidelity Freedom Blend 2015 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2020 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2025 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2030 Fund	$21,200	$1,900	$10,500	$800
Fidelity Freedom Blend 2035 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2040 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2045 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2050 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2055 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2060 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2065 Fund	$21,100	$1,800	$7,800	$800
Fidelity Freedom Blend Income Fund	$21,100	$1,800	$6,000	$800
Fidelity Sustainable Target Date 2010 Fund	$-	$-	$-	$-
Fidelity Sustainable Target Date 2015 Fund	$-	$-	$-	$-
Fidelity Sustainable Target Date 2020 Fund	$-	$-	$-	$-
Fidelity Sustainable Target Date 2025 Fund	$-	$-	$-	$-
Fidelity Sustainable Target Date 2030 Fund	$-	$-	$-	$-
Fidelity Sustainable Target Date 2035 Fund	$-	$-	$-	$-
Fidelity Sustainable Target Date 2040 Fund	$-	$-	$-	$-
Fidelity Sustainable Target Date 2045 Fund	$-	$-	$-	$-
Fidelity Sustainable Target Date 2050 Fund	$-	$-	$-	$-
Fidelity Sustainable Target Date 2055 Fund	$-	$-	$-	$-
Fidelity Sustainable Target Date 2060 Fund	$-	$-	$-	$-
Fidelity Sustainable Target Date 2065 Fund	$-	$-	$-	$-
Fidelity Sustainable Target Date Income Fund	$-	$-	$-	$-

A Amounts may reflect rounding.
B Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045

Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, and Fidelity Sustainable Target Date Income Fund commenced operations on April 27, 2024.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2024A	March 31, 2023A
Audit-Related Fees	$75,000	$80,000
Tax Fees	$-	$-
All Other Fees	$935,000	$-

A Amounts may reflect rounding.

Services Billed by PwC

	March 31, 2024A,B	March 31, 2023A,B
Audit-Related Fees	$9,452,800	$8,519,200
Tax Fees	$61,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, and Fidelity Sustainable Target Date Income Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2024A,B	March 31, 2023A,B
Deloitte Entities	$6,538,100	$1,014,200
PwC	$15,461,600	$14,732,700

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, and Fidelity Sustainable Target Date Income Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2024